UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached hereto.

WisdomTree Trust

Semi-Annual Report

September 30, 2020

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	13.1%
Utilities	12.3%
Health Care	11.7%
Materials	10.8%
Real Estate	10.5%
Industrials	10.4%
Energy	9.2%
Information Technology	8.9%
Communication Services	7.4%
Consumer Discretionary	5.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Williams Cos., Inc. (The)	2.1%
AbbVie, Inc.	2.0%
Altria Group, Inc.	1.9%
CenturyLink, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Kraft Heinz Co. (The)	1.8%
Dow, Inc.	1.7%
VICI Properties, Inc.	1.7%
United Parcel Service, Inc., Class B	1.7%
Medical Properties Trust, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,188.90	0.38%	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	18.89%	-10.37%	-0.13%	6.02%	9.28%
Fund Market Price Returns	19.19%	-10.28%	-0.07%	6.04%	9.27%
WisdomTree U.S. Dividend ex-Financials Index	19.13%	-10.11%	0.22%	6.43%	9.69%
Dow Jones U.S. Select Dividend IndexSM	13.43%	-16.18%	-0.49%	6.40%	9.87%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.9%
Health Care	14.3%
Consumer Discretionary	12.8%
Communication Services	10.9%
Financials	9.2%
Industrials	8.2%
Consumer Staples	6.5%
Utilities	2.9%
Real Estate	2.7%
Materials	2.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.2%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.2%
Facebook, Inc., Class A	2.4%
Visa, Inc., Class A	1.3%
MasterCard, Inc., Class A	1.1%
NVIDIA Corp.	1.1%
Tesla, Inc.	1.0%
Verizon Communications, Inc.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,332.30	0.28%	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	33.23%	9.73%	9.12%	12.31%	12.54%
Fund Market Price Returns[1]	33.85%	9.85%	9.21%	12.39%	12.56%
MSCI USA Extended ESG Focus Index[2]	33.49%	18.75%	N/A	N/A	N/A
S&P 500® Index	31.31%	15.15%	12.28%	14.15%	13.74%
*	Returns of less than one year are cumulative.

[1]

The Fund’s name, objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Health Care	17.0%
Information Technology	15.9%
Consumer Staples	12.3%
Utilities	12.0%
Communication Services	11.6%
Real Estate	10.9%
Financials	8.3%
Energy	7.4%
Industrials	2.7%
Materials	0.8%
Consumer Discretionary	0.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Verizon Communications, Inc.	6.2%
Pfizer, Inc.	5.9%
AbbVie, Inc.	5.4%
AT&T, Inc.	4.7%
International Business Machines Corp.	4.0%
Philip Morris International, Inc.	3.3%
Coca-Cola Co. (The)	3.2%
Bristol-Myers Squibb Co.	3.1%
QUALCOMM, Inc.	3.0%
Chevron Corp.	2.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,126.20	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	12.62%	-12.87%	-0.17%	6.02%	9.11%
Fund Market Price Returns	12.92%	-12.71%	-0.07%	6.06%	9.12%
WisdomTree U.S. High Dividend Index	12.87%	-12.59%	0.16%	6.41%	9.52%
Russell 1000® Value Index	20.68%	-5.03%	2.63%	7.66%	9.95%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.0%
Health Care	14.5%
Consumer Staples	13.3%
Financials	12.1%
Industrials	8.4%
Communication Services	6.5%
Utilities	5.7%
Consumer Discretionary	5.6%
Energy	5.1%
Real Estate	4.4%
Materials	2.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
AT&T, Inc.	2.6%
Johnson & Johnson	2.5%
Verizon Communications, Inc.	2.4%
Procter & Gamble Co. (The)	1.9%
JPMorgan Chase & Co.	1.9%
Home Depot, Inc. (The)	1.8%
Pfizer, Inc.	1.8%
Exxon Mobil Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,216.20	0.28%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	21.62%	0.82%	6.65%	10.61%	11.58%
Fund Market Price Returns	21.93%	0.99%	6.74%	10.65%	11.60%
WisdomTree U.S. LargeCap Dividend Index	21.73%	1.10%	6.94%	10.93%	11.90%
S&P 500® Index	31.31%	15.15%	12.28%	14.15%	13.74%
Russell 1000® Value Index	20.68%	-5.03%	2.63%	7.66%	9.95%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.7%
Financials	14.9%
Health Care	12.8%
Communication Services	11.3%
Industrials	9.4%
Consumer Discretionary	8.9%
Consumer Staples	8.5%
Utilities	2.8%
Energy	2.6%
Materials	2.3%
Real Estate	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	4.4%
Alphabet, Inc., Class A	2.9%
Facebook, Inc., Class A	2.2%
JPMorgan Chase & Co.	2.0%
Amazon.com, Inc.	1.6%
Verizon Communications, Inc.	1.6%
Walmart, Inc.	1.5%
Bank of America Corp.	1.5%
Johnson & Johnson	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,273.60	0.08%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	0.08%	$0.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	27.36%	7.97%	8.98%	12.28%	12.49%
Fund Market Price Returns	27.86%	8.14%	9.08%	12.34%	12.51%
WisdomTree U.S. LargeCap Index	27.48%	8.15%	9.21%	12.55%	12.78%
S&P 500® Index	31.31%	15.15%	12.28%	14.15%	13.74%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Real Estate	14.8%
Industrials	13.6%
Utilities	10.6%
Consumer Discretionary	10.5%
Materials	10.2%
Information Technology	7.5%
Consumer Staples	4.1%
Energy	3.1%
Communication Services	1.5%
Health Care	1.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
J.M. Smucker Co. (The)	1.2%
CenterPoint Energy, Inc.	1.2%
Campbell Soup Co.	1.1%
Franklin Resources, Inc.	1.1%
WestRock Co.	1.1%
Whirlpool Corp.	1.0%
C.H. Robinson Worldwide, Inc.	1.0%
Eastman Chemical Co.	0.9%
Newell Brands, Inc.	0.9%
AES Corp. (The)	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,214.10	0.38%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	21.41%	-17.76%	-2.08%	5.03%	9.33%
Fund Market Price Returns	21.74%	-17.73%	-2.05%	5.02%	9.32%
WisdomTree U.S. MidCap Dividend Index	21.60%	-17.67%	-1.83%	5.35%	9.68%
S&P MidCap 400® Index	29.99%	-2.16%	2.90%	8.11%	10.49%
Russell MidCap Value Index	27.63%	-7.30%	0.82%	6.38%	9.71%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.1%
Financials	20.8%
Industrials	19.6%
Information Technology	8.7%
Materials	7.6%
Health Care	6.2%
Real Estate	4.1%
Communication Services	3.2%
Consumer Staples	3.2%
Energy	2.6%
Utilities	2.5%
Investment Company	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
L Brands, Inc.	1.2%
Molina Healthcare, Inc.	1.0%
Brighthouse Financial, Inc.	1.0%
Gap, Inc. (The)	0.9%
Match Group, Inc.	0.8%
Albemarle Corp.	0.7%
Toll Brothers, Inc.	0.7%
Lear Corp.	0.7%
Cabot Oil & Gas Corp.	0.7%
Navistar International Corp.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,302.40	0.38%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	30.24%	-11.77%	-1.26%	5.16%	9.52%
Fund Market Price Returns	30.74%	-11.72%	-1.25%	5.17%	9.51%
WisdomTree U.S. MidCap Index	30.47%	-11.53%	-0.94%	5.50%	9.85%
S&P MidCap 400® Index	29.99%	-2.16%	2.90%	8.11%	10.49%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.3%
Health Care	14.2%
Consumer Discretionary	12.6%
Communication Services	10.9%
Financials	9.3%
Industrials	7.8%
Consumer Staples	6.4%
Utilities	2.6%
Real Estate	2.5%
Materials	2.3%
Energy	2.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Progressive Corp. (The)	1.3%
Morningstar, Inc.	1.3%
Allstate Corp. (The)	1.1%
Electronic Arts, Inc.	1.0%
CBOE Global Markets, Inc.	1.0%
Activision Blizzard, Inc.	1.0%
MarketAxess Holdings, Inc.	1.0%
Charter Communications, Inc., Class A	1.0%
Take-Two Interactive Software, Inc.	1.0%
Zynga, Inc., Class A	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,278.90	0.28%	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	27.89%	4.87%	8.02%	9.08%
Fund Market Price Returns	28.28%	4.86%	8.07%	9.08%
WisdomTree U.S. Multifactor Index	27.96%	4.82%	8.12%	9.16%
S&P 500® Index	31.31%	15.15%	12.28%	12.82%
S&P 500® Equal Weight Index	29.94%	2.50%	6.49%	7.22%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	25.4%
Industrials	19.1%
Health Care	15.5%
Consumer Staples	14.9%
Communication Services	8.2%
Consumer Discretionary	5.7%
Financials	5.4%
Materials	3.0%
Utilities	1.6%
Energy	1.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	5.6%
Verizon Communications, Inc.	5.3%
Procter & Gamble Co. (The)	4.4%
Merck & Co., Inc.	3.1%
PepsiCo, Inc.	2.9%
Altria Group, Inc.	2.6%
UnitedHealth Group, Inc.	2.4%
Comcast Corp., Class A	2.2%
Bristol-Myers Squibb Co.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,289.00	0.28%	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	28.90%	12.33%	11.60%	14.08%	12.18%
Fund Market Price Returns	29.24%	12.51%	11.69%	14.14%	12.20%
WisdomTree U.S. Quality Dividend Growth Index	29.14%	12.67%	11.92%	14.43%	12.50%
NASDAQ U.S. Dividend AchieversTM Select Index	25.87%	9.90%	12.96%	14.13%	11.24%
S&P 500® Index	31.31%	15.15%	12.28%	14.15%	12.37%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.0%
Consumer Discretionary	18.0%
Industrials	16.3%
Financials	16.0%
Health Care	10.0%
Materials	9.1%
Communication Services	4.3%
Utilities	3.1%
Energy	2.6%
Consumer Staples	1.0%
Real Estate	0.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
eBay, Inc.	2.0%
DaVita, Inc.	1.6%
Oracle Corp.	1.5%
Toll Brothers, Inc.	1.4%
Apple, Inc.	1.4%
Altice USA, Inc., Class A	1.3%
Starbucks Corp.	1.3%
CSX Corp.	1.2%
Cisco Systems, Inc.	1.2%
Booking Holdings, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,283.00	0.38%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	28.30%	-3.61%	4.65%	7.77%	10.70%
Fund Market Price Returns[1]	28.58%	-3.49%	4.75%	7.81%	10.72%
Russell 1000® Value Index	20.68%	-5.03%	2.63%	7.66%	9.95%
*	Returns of less than one year are cumulative.

[1]

The Fund’s name, objective and strategies changed effective December 18, 2017. Prior to December 18, 2017, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. LargeCap Value Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.4%
Industrials	16.3%
Real Estate	12.2%
Materials	9.9%
Consumer Discretionary	7.6%
Consumer Staples	7.4%
Energy	5.5%
Utilities	4.9%
Information Technology	3.7%
Communication Services	2.9%
Health Care	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Antero Midstream Corp.	2.1%
Equitrans Midstream Corp.	2.0%
B&G Foods, Inc.	1.7%
Chemours Co. (The)	1.7%
Artisan Partners Asset Management, Inc., Class A	1.1%
Patterson Cos., Inc.	1.0%
Cogent Communications Holdings, Inc.	1.0%
Vector Group Ltd.	0.9%
Virtu Financial, Inc., Class A	0.9%
Nu Skin Enterprises, Inc., Class A	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,183.50	0.38%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	18.35%	-20.67%	-6.31%	3.12%	7.38%
Fund Market Price Returns	19.07%	-20.63%	-6.29%	3.13%	7.39%
WisdomTree U.S. SmallCap Dividend Index	18.72%	-20.29%	-5.97%	3.45%	7.60%
Russell 2000® Index	31.60%	0.39%	1.77%	8.00%	9.85%
Russell 2000® Value Index	21.94%	-14.88%	-5.13%	4.11%	7.09%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Consumer Discretionary	20.9%
Industrials	20.8%
Materials	7.6%
Energy	6.5%
Health Care	5.8%
Information Technology	5.2%
Consumer Staples	4.1%
Real Estate	3.2%
Communication Services	2.9%
Utilities	0.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Michaels Cos., Inc. (The)	1.4%
Range Resources Corp.	1.4%
Cleveland-Cliffs, Inc.	1.2%
Warrior Met Coal, Inc.	1.0%
Tupperware Brands Corp.	0.9%
Vivint Solar, Inc.	0.9%
Change Healthcare, Inc.	0.9%
O-I Glass, Inc.	0.8%
AMC Networks, Inc., Class A	0.8%
CNX Resources Corp.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,343.00	0.38%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	34.30%	-14.84%	-3.65%	5.45%	8.54%
Fund Market Price Returns	34.87%	-14.82%	-3.66%	5.46%	8.53%
WisdomTree U.S. SmallCap Index	34.49%	-14.73%	-3.44%	5.66%	8.74%
Russell 2000® Index	31.60%	0.39%	1.77%	8.00%	9.85%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.8%
Financials	23.6%
Materials	18.6%
Consumer Discretionary	9.9%
Information Technology	6.0%
Utilities	5.3%
Consumer Staples	4.3%
Health Care	3.4%
Communication Services	2.0%
Real Estate	0.8%
Energy	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Chemours Co. (The)	4.0%
Virtu Financial, Inc., Class A	3.4%
Patterson Cos., Inc.	2.5%
Moelis & Co., Class A	2.4%
Medifast, Inc.	2.0%
Olin Corp.	2.0%
MDC Holdings, Inc.	1.9%
Navient Corp.	1.8%
Ryder System, Inc.	1.5%
Home BancShares, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,248.50	0.38%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	24.85%	-11.18%	-1.30%	5.88%	5.26%
Fund Market Price Returns	25.58%	-11.10%	-1.30%	5.89%	5.25%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	25.20%	-10.96%	-1.03%	6.16%	5.52%
Russell 2000® Index	31.60%	0.39%	1.77%	8.00%	6.56%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.0%
Financials	13.3%
Health Care	13.0%
Consumer Staples	12.4%
Industrials	8.8%
Real Estate	6.9%
Communication Services	6.0%
Consumer Discretionary	5.9%
Utilities	5.9%
Energy	4.8%
Materials	2.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.4%
AT&T, Inc.	2.3%
Johnson & Johnson	2.2%
Verizon Communications, Inc.	2.1%
Procter & Gamble Co. (The)	1.7%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.6%
Exxon Mobil Corp.	1.6%
Pfizer, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,214.20	0.28%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	21.42%	-2.52%	5.10%	9.66%	11.15%
Fund Market Price Returns	21.77%	-2.39%	5.17%	9.71%	11.16%
WisdomTree U.S. Dividend Index	21.47%	-2.21%	5.37%	9.97%	11.50%
Russell 3000® Index	33.26%	15.00%	11.65%	13.69%	13.48%
Russell 3000® Value Index	20.76%	-5.67%	2.11%	7.43%	9.75%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

Factors generally are attributes that are based on its fundamentals or share price behavior.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Value Index is an index comprised of S&P 500 Index constituents that screen favorably on measures of value such as book value, earnings, and sales to price.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

18	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.5%

Aerospace & Defense – 0.9%

Lockheed Martin Corp.	11,901	$4,561,415

Air Freight & Logistics – 3.0%

C.H. Robinson Worldwide, Inc.(a)	64,949	6,637,138

United Parcel Service, Inc. Class B	50,636	8,437,477

Total Air Freight & Logistics		15,074,615

Biotechnology – 4.3%

AbbVie, Inc.	114,700	10,046,573

Amgen, Inc.	19,554	4,969,845

Gilead Sciences, Inc.	106,728	6,744,142

Total Biotechnology		21,760,560

Chemicals – 6.0%

Air Products & Chemicals, Inc.	15,941	4,748,186

Celanese Corp.	29,736	3,195,133

Corteva, Inc.	141,341	4,072,034

Dow, Inc.	184,417	8,676,820

Eastman Chemical Co.	80,310	6,273,817

International Flavors & Fragrances, Inc.	29,706	3,637,500

Total Chemicals		30,603,490

Communications Equipment – 1.0%

Cisco Systems, Inc.	127,767	5,032,742

Containers & Packaging – 3.9%

International Paper Co.	178,732	7,245,796

Packaging Corp. of America	47,643	5,195,469

WestRock Co.	211,261	7,339,207

Total Containers & Packaging		19,780,472

Distributors – 1.0%

Genuine Parts Co.	52,057	4,954,265

Diversified Telecommunication Services – 4.9%

AT&T, Inc.	267,154	7,616,561

CenturyLink, Inc.(a)	950,328	9,588,809

Verizon Communications, Inc.	125,779	7,482,593

Total Diversified Telecommunication Services		24,687,963

Electric Utilities – 8.3%

Avangrid, Inc.(a)	137,561	6,941,328

Duke Energy Corp.	89,122	7,892,644

Edison International	91,375	4,645,505

Exelon Corp.	139,607	4,992,346

FirstEnergy Corp.	127,814	3,669,540

PPL Corp.	254,813	6,933,462

Southern Co. (The)	123,326	6,686,736

Total Electric Utilities		41,761,561

Electrical Equipment – 0.9%

Emerson Electric Co.	66,764	4,377,715

Energy Equipment & Services – 1.3%

Baker Hughes Co.	251,206	3,338,528

Halliburton Co.	267,867	3,227,797

Total Energy Equipment & Services		6,566,325

Entertainment – 0.3%

Activision Blizzard, Inc.	21,063	1,705,050

Equity Real Estate Investment Trusts (REITs) – 10.5%

Healthpeak Properties, Inc.	246,428	6,690,520

Medical Properties Trust, Inc.	472,176	8,324,463

Simon Property Group, Inc.(a)	72,092	4,662,911

Ventas, Inc.	183,461	7,698,024

VICI Properties, Inc.	370,417	8,656,645

Vornado Realty Trust(a)	117,356	3,956,071

W.P. Carey, Inc.	120,422	7,846,697

Welltower, Inc.	97,977	5,397,553

Total Equity Real Estate Investment Trusts (REITs)		53,232,884

Food & Staples Retailing – 0.7%

Walgreens Boots Alliance, Inc.	98,088	3,523,321

Food Products – 7.4%

Archer-Daniels-Midland Co.	135,142	6,282,752

General Mills, Inc.	133,419	8,229,284

J.M. Smucker Co. (The)	61,801	7,139,251

Kellogg Co.	98,984	6,393,377

Kraft Heinz Co. (The)	310,891	9,311,185

Total Food Products		37,355,849

Health Care Providers & Services – 1.9%

Cardinal Health, Inc.	122,066	5,730,999

CVS Health Corp.	67,643	3,950,351

Total Health Care Providers & Services		9,681,350

Hotels, Restaurants & Leisure – 1.1%

McDonald’s Corp.	24,431	5,362,360

Household Products – 1.2%

Kimberly-Clark Corp.	41,638	6,148,267

Industrial Conglomerates – 1.2%

3M Co.	37,649	6,030,617

IT Services – 2.5%

International Business Machines Corp.	67,256	8,183,038

Western Union Co. (The)	204,747	4,387,728

Total IT Services		12,570,766

Leisure Products – 0.8%

Hasbro, Inc.(a)	48,218	3,988,593

Machinery – 3.3%

Caterpillar, Inc.	36,642	5,465,154

Cummins, Inc.	29,437	6,215,917

Illinois Tool Works, Inc.	25,944	5,012,640

Total Machinery		16,693,711

Media – 2.2%

Comcast Corp. Class A	81,795	3,783,837

Omnicom Group, Inc.	74,703	3,697,798

Sirius XM Holdings, Inc.(a)	201,876	1,082,055

ViacomCBS, Inc. Class B(a)	86,490	2,422,585

Total Media		10,986,275

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2020

Investments	Shares	Value

Metals & Mining – 0.8%

Nucor Corp.	94,183	$4,225,049

Multi-Utilities – 4.0%

CenterPoint Energy, Inc.	338,093	6,542,099

Consolidated Edison, Inc.	72,657	5,652,715

Dominion Energy, Inc.	102,254	8,070,908

Total Multi-Utilities		20,265,722

Oil, Gas & Consumable Fuels – 7.9%

Chevron Corp.	64,534	4,646,448

Exxon Mobil Corp.	138,207	4,744,646

Kinder Morgan, Inc.	472,836	5,830,068

Marathon Petroleum Corp.	110,295	3,236,055

Occidental Petroleum Corp.(a)	406,976	4,073,830

ONEOK, Inc.	131,908	3,426,970

Valero Energy Corp.	75,197	3,257,534

Williams Cos., Inc. (The)	551,678	10,840,473

Total Oil, Gas & Consumable Fuels		40,056,024

Pharmaceuticals – 5.5%

Bristol-Myers Squibb Co.	92,780	5,593,706

Eli Lilly & Co.	33,891	5,016,546

Johnson & Johnson	36,616	5,451,390

Merck & Co., Inc.	58,782	4,875,967

Pfizer, Inc.	182,670	6,703,989

Total Pharmaceuticals		27,641,598

Semiconductors & Semiconductor Equipment – 2.7%

Broadcom, Inc.	19,905	7,251,790

Texas Instruments, Inc.	44,295	6,324,883

Total Semiconductors & Semiconductor Equipment		13,576,673

Specialty Retail – 2.4%

Best Buy Co., Inc.	54,788	6,097,357

Home Depot, Inc. (The)	21,586	5,994,648

Total Specialty Retail		12,092,005

Technology Hardware, Storage & Peripherals – 2.7%

Hewlett Packard Enterprise Co.	354,425	3,320,962

HP, Inc.	323,067	6,135,042

NetApp, Inc.	93,870	4,115,261

Total Technology Hardware, Storage & Peripherals		13,571,265

Tobacco – 3.8%

Altria Group, Inc.	252,408	9,753,045

Philip Morris International, Inc.	124,823	9,360,477

Total Tobacco		19,113,522

Trading Companies & Distributors – 1.1%

Fastenal Co.	125,319	5,650,634
TOTAL COMMON STOCKS (Cost: $563,888,642)		502,632,658

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree U.S. LargeCap Dividend Fund(b)	2,263	219,602
WisdomTree U.S. MidCap Dividend Fund(a)(b)	7,590	219,503
TOTAL EXCHANGE-TRADED FUNDS (Cost: $438,359)		439,105

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%

United States – 3.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $18,567,486)	18,567,486	18,567,486

TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $582,894,487)		521,639,249

Other Assets less Liabilities – (3.3)%		(16,481,164)

NET ASSETS – 100.0%		$505,158,085

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,067,954 and the total market value of the collateral held by the Fund was $27,736,615. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,169,129.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$633,841	$2,458,583	$2,973,675	$(12,238)	$113,091	$219,602	$10,935
WisdomTree U.S. MidCap Dividend Fund	540,677	2,557,558	2,979,743	(146,758)	247,769	219,503	11,093
Total	$1,174,518	$5,016,141	$5,953,418	$(158,996)	$360,860	$439,105	$22,028

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$502,632,658	$—	$—	$502,632,658
Exchange-Traded Funds	439,105	—	—	439,105
Investment of Cash Collateral for Securities Loaned	—	18,567,486	—	18,567,486
Total Investments in Securities	$503,071,763	$18,567,486	$—	$521,639,249

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Air Freight & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.	1,382	$141,226

Expeditors International of Washington, Inc.	1,957	177,148

FedEx Corp.	1,306	328,485

United Parcel Service, Inc. Class B	3,478	579,539

Total Air Freight & Logistics		1,226,398

Auto Components – 0.2%

BorgWarner, Inc.	3,835	148,568

Automobiles – 1.4%

General Motors Co.	8,626	255,243

Tesla, Inc.*	1,885	808,684

Total Automobiles		1,063,927

Banks – 1.0%

Citigroup, Inc.	11,346	489,126

Comerica, Inc.	8,522	325,967

Total Banks		815,093

Beverages – 1.3%

Boston Beer Co., Inc. (The) Class A*	108	95,403

Brown-Forman Corp. Class B	2,556	192,518

Coca-Cola Co. (The)	9,023	445,466

Keurig Dr. Pepper, Inc.	8,039	221,876

Molson Coors Beverage Co. Class B	2,989	100,311

Total Beverages		1,055,574

Biotechnology – 2.7%

AbbVie, Inc.	4,466	391,177

Alexion Pharmaceuticals, Inc.*	1,158	132,510

Amgen, Inc.	1,554	394,965

Biogen, Inc.*	603	171,059

BioMarin Pharmaceutical, Inc.*	1,281	97,458

Emergent BioSolutions, Inc.*	586	60,551

Gilead Sciences, Inc.	3,479	219,838

Incyte Corp.*	875	78,522

Moderna, Inc.*	2,319	164,069

Novavax, Inc.*(a)	202	21,887

Regeneron Pharmaceuticals, Inc.*	347	194,244

Seattle Genetics, Inc.*	267	52,249

United Therapeutics Corp.*	833	84,133

Vertex Pharmaceuticals, Inc.*	321	87,351

Total Biotechnology		2,150,013

Building Products – 1.2%

A.O. Smith Corp.	1,716	90,605

Fortune Brands Home & Security, Inc.	2,366	204,706

Lennox International, Inc.	581	158,386

Masco Corp.	4,243	233,917

Owens Corning	3,580	246,340

Total Building Products		933,954

Capital Markets – 4.6%

Ameriprise Financial, Inc.	2,170	334,419

Bank of New York Mellon Corp. (The)	10,331	354,766

Franklin Resources, Inc.	13,460	273,911

Goldman Sachs Group, Inc. (The)	2,162	434,497

LPL Financial Holdings, Inc.	2,174	166,681

MarketAxess Holdings, Inc.	318	153,146

Morgan Stanley	10,740	519,279

Morningstar, Inc.	1,601	257,137

Nasdaq, Inc.	1,712	210,079

S&P Global, Inc.	1,604	578,402

State Street Corp.	5,576	330,824

Total Capital Markets		3,613,141

Chemicals – 0.6%

Scotts Miracle-Gro Co. (The)	1,306	199,700

Sherwin-Williams Co. (The)	447	311,443

Total Chemicals		511,143

Commercial Services & Supplies – 0.6%

ADT, Inc.	9,461	77,296

MSA Safety, Inc.	649	87,076

Republic Services, Inc.	2,117	197,622

Rollins, Inc.	1,529	82,857

Total Commercial Services & Supplies		444,851

Communications Equipment – 1.4%

Ciena Corp.*	3,451	136,970

Cisco Systems, Inc.	12,300	484,497

F5 Networks, Inc.*	291	35,726

Juniper Networks, Inc.	8,142	175,053

Motorola Solutions, Inc.	1,599	250,739

Total Communications Equipment		1,082,985

Construction & Engineering – 0.1%

Quanta Services, Inc.	1,298	68,612

Construction Materials – 0.2%

Vulcan Materials Co.	1,111	150,585

Containers & Packaging – 1.2%

AptarGroup, Inc.	1,795	203,194

Avery Dennison Corp.	1,606	205,311

Berry Global Group, Inc.*	3,038	146,796

Packaging Corp. of America	991	108,069

Sealed Air Corp.	4,511	175,072

Sonoco Products Co.	2,492	127,266

Total Containers & Packaging		965,708

Distributors – 0.2%

LKQ Corp.*	688	19,078

Pool Corp.	383	128,129

Total Distributors		147,207

Diversified Consumer Services – 0.2%

Chegg, Inc.*	323	23,075

Grand Canyon Education, Inc.*	911	72,825

Service Corp. International	1,633	68,880

Total Diversified Consumer Services		164,780

Diversified Financial Services – 0.4%

Voya Financial, Inc.	6,562	314,517

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2020

Investments	Shares	Value

Diversified Telecommunication Services – 2.0%

AT&T, Inc.	22,324	$636,457

CenturyLink, Inc.	13,272	133,915

Verizon Communications, Inc.	12,807	761,888

Total Diversified Telecommunication Services		1,532,260

Electric Utilities – 1.1%

Avangrid, Inc.	8,084	407,919

PG&E Corp.*	46,488	436,522

Total Electric Utilities		844,441

Electrical Equipment – 1.0%

Acuity Brands, Inc.	838	85,769

Emerson Electric Co.	3,924	257,297

Hubbell, Inc.	876	119,872

Plug Power, Inc.*	4,867	65,267

Rockwell Automation, Inc.	1,249	275,629

Total Electrical Equipment		803,834

Electronic Equipment, Instruments & Components – 0.9%

Arrow Electronics, Inc.*	2,393	188,233

Jabil, Inc.	5,122	175,480

Keysight Technologies, Inc.*	2,050	202,499

SYNNEX Corp.	876	122,693

Total Electronic Equipment, Instruments & Components		688,905

Entertainment – 1.5%

Activision Blizzard, Inc.	2,516	203,670

Electronic Arts, Inc.*	2,050	267,340

Netflix, Inc.*	1,097	548,533

Take-Two Interactive Software, Inc.*	409	67,575

Zynga, Inc. Class A*	7,930	72,322

Total Entertainment		1,159,440

Equity Real Estate Investment Trusts (REITs) – 2.1%

Boston Properties, Inc.	2,240	179,872

CoreSite Realty Corp.	964	114,600

CubeSmart	5,780	186,752

Equity Residential	4,746	243,612

Iron Mountain, Inc.(a)	8,549	229,028

Life Storage, Inc.	1,526	160,642

Public Storage	1,244	277,064

Simon Property Group, Inc.	3,422	221,335

Total Equity Real Estate Investment Trusts (REITs)		1,612,905

Food Products – 3.2%

Archer-Daniels-Midland Co.	3,797	176,522

Campbell Soup Co.	3,338	161,459

Conagra Brands, Inc.	4,895	174,800

Darling Ingredients, Inc.*	2,387	86,004

Flowers Foods, Inc.	3,692	89,826

General Mills, Inc.	3,748	231,177

Hershey Co. (The)	1,508	216,157

Hormel Foods Corp.(a)	3,715	181,626

Ingredion, Inc.	1,395	105,574

J.M. Smucker Co. (The)	1,204	139,086

Kellogg Co.	2,966	191,574

Kraft Heinz Co. (The)	5,042	151,008

McCormick & Co., Inc. Non-Voting Shares	962	186,724

Mondelez International, Inc. Class A	4,531	260,306

Tyson Foods, Inc. Class A	2,023	120,328

Total Food Products		2,472,171

Health Care Equipment & Supplies – 3.0%

Abbott Laboratories	4,216	458,827

ABIOMED, Inc.*	182	50,425

Baxter International, Inc.	2,418	194,456

Becton, Dickinson and Co.	940	218,719

Boston Scientific Corp.*	5,448	208,168

DexCom, Inc.*	311	128,204

Edwards Lifesciences Corp.*	2,999	239,380

Hill-Rom Holdings, Inc.	486	40,586

Hologic, Inc.*	1,790	118,981

IDEXX Laboratories, Inc.*	304	119,505

Masimo Corp.*	306	72,234

ResMed, Inc.	864	148,116

Varian Medical Systems, Inc.*	1,019	175,268

West Pharmaceutical Services, Inc.	705	193,805

Total Health Care Equipment & Supplies		2,366,674

Health Care Providers & Services – 3.1%

Amedisys, Inc.*	236	55,797

AmerisourceBergen Corp.	1,592	154,297

Anthem, Inc.	668	179,418

Cardinal Health, Inc.	2,562	120,286

Cigna Corp.	1,394	236,158

CVS Health Corp.	3,509	204,926

DaVita, Inc.*	1,612	138,068

HCA Healthcare, Inc.	1,125	140,265

Humana, Inc.	576	238,401

LHC Group, Inc.*	183	38,898

McKesson Corp.	1,065	158,610

Molina Healthcare, Inc.*	183	33,496

Quest Diagnostics, Inc.	1,146	131,206

UnitedHealth Group, Inc.	1,847	575,839

Total Health Care Providers & Services		2,405,665

Health Care Technology – 0.2%

Cerner Corp.	1,934	139,809

Hotels, Restaurants & Leisure – 1.3%

Chipotle Mexican Grill, Inc.*	158	196,506

Darden Restaurants, Inc.	2,082	209,741

Domino’s Pizza, Inc.	262	111,423

Hilton Worldwide Holdings, Inc.	2,162	184,462

Vail Resorts, Inc.	537	114,902

Wingstop, Inc.	105	14,348

Yum! Brands, Inc.	1,963	179,222

Total Hotels, Restaurants & Leisure		1,010,604

Household Durables – 0.8%

D.R. Horton, Inc.	1,484	112,235

Lennar Corp. Class A	736	60,116

Newell Brands, Inc.	8,725	149,721

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2020

Investments	Shares	Value

PulteGroup, Inc.	1,975	$91,423

Tempur Sealy International, Inc.*	548	48,876

Whirlpool Corp.	1,030	189,407

Total Household Durables		651,778

Household Products – 2.0%

Church & Dwight Co., Inc.	1,943	182,079

Clorox Co. (The)	994	208,909

Colgate-Palmolive Co.	3,528	272,185

Kimberly-Clark Corp.	1,565	231,088

Procter & Gamble Co. (The)	5,090	707,459

Total Household Products		1,601,720

Industrial Conglomerates – 0.5%

3M Co.	2,254	361,046

Insurance – 3.1%

Aflac, Inc.	9,690	352,232

Allstate Corp. (The)	3,552	334,385

First American Financial Corp.	4,573	232,812

Hartford Financial Services Group, Inc. (The)	7,320	269,815

Kemper Corp.	1,364	91,156

Kinsale Capital Group, Inc.	40	7,607

Marsh & McLennan Cos., Inc.	3,220	369,334

MetLife, Inc.	9,206	342,187

Progressive Corp. (The)	4,914	465,208

Total Insurance		2,464,736

Interactive Media & Services – 5.7%

Alphabet, Inc. Class A*	1,714	2,512,038

ANGI Homeservices, Inc. Class A*(a)	8,115	90,036

Facebook, Inc. Class A*	7,071	1,851,895

Total Interactive Media & Services		4,453,969

Internet & Direct Marketing Retail – 4.4%

Amazon.com, Inc.*	935	2,944,063

eBay, Inc.	4,895	255,029

Etsy, Inc.*	1,909	232,192

Stamps.com, Inc.*	170	40,961

Total Internet & Direct Marketing Retail		3,472,245

IT Services – 6.6%

Akamai Technologies, Inc.*	1,691	186,923

Automatic Data Processing, Inc.	2,284	318,595

Black Knight, Inc.*	573	49,880

Booz Allen Hamilton Holding Corp.	2,204	182,888

Broadridge Financial Solutions, Inc.	1,011	133,452

Cognizant Technology Solutions Corp. Class A	3,245	225,268

EPAM Systems, Inc.*	395	127,695

Gartner, Inc.*	938	117,203

International Business Machines Corp.	3,024	367,930

Jack Henry & Associates, Inc.	637	103,570

Leidos Holdings, Inc.	2,606	232,325

MasterCard, Inc. Class A	2,611	882,962

MAXIMUS, Inc.	1,424	97,416

Okta, Inc.*	507	108,422

PayPal Holdings, Inc.*	3,123	615,325

Twilio, Inc. Class A*	397	98,095

VeriSign, Inc.*	743	152,203

Visa, Inc. Class A	5,079	1,015,648

Western Union Co. (The)	5,898	126,394

Total IT Services		5,142,194

Leisure Products – 0.0%

YETI Holdings, Inc.*	560	25,379

Life Sciences Tools & Services – 2.3%

Agilent Technologies, Inc.	2,162	218,232

Avantor, Inc.*	3,607	81,121

Bio-Rad Laboratories, Inc. Class A*	187	96,391

Bio-Techne Corp.	285	70,603

Charles River Laboratories International, Inc.*	628	142,211

Illumina, Inc.*	460	142,177

Mettler-Toledo International, Inc.*	195	188,321

PerkinElmer, Inc.	1,322	165,924

PRA Health Sciences, Inc.*	1,465	148,610

Thermo Fisher Scientific, Inc.	978	431,807

Waters Corp.*	591	115,647

Total Life Sciences Tools & Services		1,801,044

Machinery – 1.1%

AGCO Corp.	2,557	189,909

Caterpillar, Inc.	2,542	379,139

ITT, Inc.	2,330	137,587

Lincoln Electric Holdings, Inc.	1,809	166,500

Total Machinery		873,135

Media – 1.7%

Charter Communications, Inc. Class A*	539	336,519

Comcast Corp. Class A	13,521	625,482

Discovery, Inc. Class A*(a)	2,082	45,325

Fox Corp. Class A	2,087	58,081

New York Times Co. (The) Class A	3,765	161,104

News Corp. Class A	9,485	132,980

Total Media		1,359,491

Metals & Mining – 0.5%

Newmont Corp.	3,914	248,343

Reliance Steel & Aluminum Co.	1,064	108,571

Total Metals & Mining		356,914

Multi-Utilities – 1.2%

Consolidated Edison, Inc.	5,477	426,111

Sempra Energy	4,307	509,776

Total Multi-Utilities		935,887

Multiline Retail – 0.5%

Ollie’s Bargain Outlet Holdings, Inc.*	86	7,512

Target Corp.	2,370	373,085

Total Multiline Retail		380,597

Pharmaceuticals – 2.9%

Bristol-Myers Squibb Co.	5,756	347,029

Catalent, Inc.*	1,224	104,848

Eli Lilly & Co.	2,362	349,623

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2020

Investments	Shares	Value

Johnson & Johnson	5,055	$752,588

Merck & Co., Inc.	4,346	360,501

Pfizer, Inc.	10,355	380,029

Total Pharmaceuticals		2,294,618

Professional Services – 0.3%

Robert Half International, Inc.	2,913	154,214

TriNet Group, Inc.*	1,243	73,735

Total Professional Services		227,949

Real Estate Management & Development – 0.6%

CBRE Group, Inc. Class A*	6,270	294,502

Jones Lang LaSalle, Inc.	1,895	181,276

Total Real Estate Management & Development		475,778

Road & Rail – 1.0%

CSX Corp.	4,707	365,593

JB Hunt Transport Services, Inc.	418	52,827

Knight-Swift Transportation Holdings, Inc.	611	24,868

Landstar System, Inc.	840	105,411

Old Dominion Freight Line, Inc.	799	144,555

Schneider National, Inc. Class B	3,144	77,751

Total Road & Rail		771,005

Semiconductors & Semiconductor Equipment – 4.5%

Advanced Micro Devices, Inc.*	4,194	343,866

Applied Materials, Inc.	4,761	283,041

Enphase Energy, Inc.*	1,107	91,427

First Solar, Inc.*	3,031	200,652

Intel Corp.	12,323	638,085

KLA Corp.	923	178,822

Lam Research Corp.	693	229,903

NVIDIA Corp.	1,553	840,515

Qorvo, Inc.*	793	102,305

QUALCOMM, Inc.	3,683	433,415

Teradyne, Inc.	2,165	172,031

Total Semiconductors & Semiconductor Equipment		3,514,062

Software – 10.5%

Adobe, Inc.*	1,327	650,801

Aspen Technology, Inc.*	198	25,065

Autodesk, Inc.*	1,223	282,525

Blackline, Inc.*	902	80,846

Cadence Design Systems, Inc.*	1,356	144,590

CDK Global, Inc.	1,689	73,624

Citrix Systems, Inc.	1,127	155,199

Coupa Software, Inc.*	435	119,294

Dropbox, Inc. Class A*	4,524	87,132

Fortinet, Inc.*	710	83,645

Intuit, Inc.	1,095	357,200

Microsoft Corp.	15,593	3,279,676

Nuance Communications, Inc.*	4,970	164,954

Oracle Corp.	9,202	549,359

PTC, Inc.*	1,123	92,895

RealPage, Inc.*	378	21,788

salesforce.com, Inc.*	2,551	641,117

ServiceNow, Inc.*	581	281,785

SolarWinds Corp.*(a)	6,322	128,590

SS&C Technologies Holdings, Inc.	685	41,456

Synopsys, Inc.*	879	188,089

Tyler Technologies, Inc.*	143	49,844

VMware, Inc. Class A*(a)	2,263	325,125

Workday, Inc. Class A*	1,245	267,837

Zscaler, Inc.*	846	119,024

Total Software		8,211,460

Specialty Retail – 3.4%

Advance Auto Parts, Inc.	721	110,673

AutoNation, Inc.*	1,572	83,206

AutoZone, Inc.*	123	144,850

Best Buy Co., Inc.	2,528	281,341

Home Depot, Inc. (The)	2,522	700,385

L Brands, Inc.	5,011	159,400

Lithia Motors, Inc. Class A	456	103,941

Lowe’s Cos., Inc.	2,651	439,695

O’Reilly Automotive, Inc.*	192	88,527

Tiffany & Co.	1,724	199,725

Tractor Supply Co.	1,352	193,796

Williams-Sonoma, Inc.	1,696	153,386

Total Specialty Retail		2,658,925

Technology Hardware, Storage & Peripherals – 6.1%

Apple, Inc.	35,269	4,084,503

Hewlett Packard Enterprise Co.	23,012	215,623

HP, Inc.	14,176	269,202

NetApp, Inc.	3,830	167,907

Total Technology Hardware, Storage & Peripherals		4,737,235

Textiles, Apparel & Luxury Goods – 0.4%

Deckers Outdoor Corp.*	676	148,727

Hanesbrands, Inc.	9,127	143,750

Total Textiles, Apparel & Luxury Goods		292,477

Trading Companies & Distributors – 0.9%

HD Supply Holdings, Inc.*	3,522	145,247

United Rentals, Inc.*	1,277	222,836

W.W. Grainger, Inc.	797	284,346

Watsco, Inc.	101	23,522

Total Trading Companies & Distributors		675,951

Water Utilities – 0.6%

American Water Works Co., Inc.	3,331	482,595
TOTAL COMMON STOCKS (Cost: $61,963,883)		78,115,954

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $325,682)	325,682	325,682

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $62,289,565)		78,441,636

Other Assets less Liabilities – (0.3)%		(237,607)

NET ASSETS – 100.0%		$78,204,029

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2020

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $804,303 and the total market value of the collateral held by the Fund was $832,603. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $506,921.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$78,115,954	$—	$—	$78,115,954
Investment of Cash Collateral for Securities Loaned	—	325,682	—	325,682
Total Investments in Securities	$78,115,954	$325,682	$—	$78,441,636

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Air Freight & Logistics – 1.0%

United Parcel Service, Inc. Class B	40,982	$6,828,831

Banks – 5.1%

Ames National Corp.	1,938	32,733

Arrow Financial Corp.	460	11,530

Associated Banc-Corp.	18,956	239,225

Bank of Hawaii Corp.	2,430	122,764

Bank OZK	22,017	469,402

BCB Bancorp, Inc.	2,056	16,448

Boston Private Financial Holdings, Inc.	6,168	34,047

Cadence BanCorp	9,051	77,748

Cathay General Bancorp	13,615	295,173

Central Pacific Financial Corp.	4,689	63,630

CIT Group, Inc.	9,834	174,160

Citizens & Northern Corp.	1,719	27,917

Citizens Financial Group, Inc.	56,665	1,432,491

Comerica, Inc.	29,187	1,116,403

Community Trust Bancorp, Inc.	2,853	80,626

Cullen/Frost Bankers, Inc.	3,200	204,640

CVB Financial Corp.	8,863	147,392

Fifth Third Bancorp	119,714	2,552,302

Financial Institutions, Inc.	2,038	31,385

First Bancorp, Inc. (The)	3,250	68,510

First Busey Corp.	2,475	39,328

First Choice Bancorp	2,370	31,497

First Community Bankshares, Inc.	1,336	24,115

First Financial Bancorp	6,046	72,582

First Hawaiian, Inc.	8,953	129,550

First of Long Island Corp. (The)	1,669	24,718

Flushing Financial Corp.	1,042	10,962

FNB Corp.	23,596	159,981

Fulton Financial Corp.	7,751	72,317

Great Western Bancorp, Inc.	6,513	81,087

Heritage Commerce Corp.	8,674	57,725

Hope Bancorp, Inc.	7,292	55,310

Huntington Bancshares, Inc.	144,715	1,327,037

Independent Bank Corp.	3,343	42,021

KeyCorp	197,744	2,359,086

LCNB Corp.	1,876	25,607

Mercantile Bank Corp.	1,496	26,958

Metrocity Bankshares, Inc.	1,309	17,240

Midland States Bancorp, Inc.	3,567	45,836

National Bankshares, Inc.	947	23,987

Northrim Bancorp, Inc.	856	21,819

PacWest Bancorp	26,598	454,294

Penns Woods Bancorp, Inc.	1,502	29,815

Peoples Bancorp, Inc.	4,427	84,511

Peoples Financial Services Corp.	704	24,471

Premier Financial Bancorp, Inc.	3,009	32,497

Regions Financial Corp.	189,681	2,187,022

Sandy Spring Bancorp, Inc.	6,215	143,442

Synovus Financial Corp.	16,510	349,517

Truist Financial Corp.	153,383	5,836,223

Umpqua Holdings Corp.	19,942	211,784

Univest Financial Corp.	4,153	59,679

Valley National Bancorp	29,044	198,951

Washington Trust Bancorp, Inc.	2,673	81,954

Wells Fargo & Co.	579,061	13,613,724

WesBanco, Inc.	7,771	165,989

West Bancorp, Inc.	2,976	47,140

Total Banks		35,368,302

Beverages – 3.2%

Coca-Cola Co. (The)	455,327	22,479,494

Biotechnology – 7.8%

AbbVie, Inc.	430,760	37,730,268

Gilead Sciences, Inc.	262,868	16,610,629

Total Biotechnology		54,340,897

Capital Markets – 0.7%

Ares Management Corp. Class A	7,505	303,352

Artisan Partners Asset Management, Inc. Class A	23,203	904,685

Blackstone Group, Inc. (The) Class A	43,439	2,267,516

Brightsphere Investment Group, Inc.	5,389	69,518

Diamond Hill Investment Group, Inc.	763	96,382

Federated Hermes, Inc. Class B	11,666	250,936

Franklin Resources, Inc.	36,231	737,301

Moelis & Co. Class A	5,772	202,828

Waddell & Reed Financial, Inc. Class A	22,798	338,550

Total Capital Markets		5,171,068

Chemicals – 0.2%

Eastman Chemical Co.	16,541	1,292,183

Huntsman Corp.	11,228	249,374

Total Chemicals		1,541,557

Commercial Services & Supplies – 0.1%

Ennis, Inc.	5,864	102,268

HNI Corp.	4,758	149,306

Steelcase, Inc. Class A	9,681	97,875

Total Commercial Services & Supplies		349,449

Communications Equipment – 2.7%

Cisco Systems, Inc.	473,947	18,668,772

Juniper Networks, Inc.	19,384	416,756

Total Communications Equipment		19,085,528

Consumer Finance – 0.2%

Navient Corp.	35,370	298,876

Santander Consumer USA Holdings, Inc.	69,173	1,258,257

Total Consumer Finance		1,557,133

Containers & Packaging – 0.6%

Greif, Inc. Class B	2,164	85,435

International Paper Co.	62,577	2,536,872

Myers Industries, Inc.	2,780	36,779

Sonoco Products Co.	9,904	505,797

WestRock Co.	21,372	742,463

Total Containers & Packaging		3,907,346

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2020

Investments	Shares	Value

Distributors – 0.0%

Weyco Group, Inc.	1,578	$25,516

Diversified Consumer Services – 0.1%

H&R Block, Inc.	33,071	538,727

Diversified Telecommunication Services – 11.1%

AT&T, Inc.	1,145,025	32,644,663

CenturyLink, Inc.(a)	145,811	1,471,233

Cogent Communications Holdings, Inc.	3,362	201,888

Verizon Communications, Inc.	720,368	42,854,692

Total Diversified Telecommunication Services		77,172,476

Electric Utilities – 8.4%

American Electric Power Co., Inc.	81,564	6,666,226

Avangrid, Inc.	39,599	1,998,166

Duke Energy Corp.	165,632	14,668,370

Edison International	21,785	1,107,549

Entergy Corp.	22,594	2,226,187

Evergy, Inc.	39,698	2,017,452

Exelon Corp.	174,228	6,230,393

FirstEnergy Corp.	94,959	2,726,273

Genie Energy Ltd. Class B	4,019	32,152

Hawaiian Electric Industries, Inc.	10,895	362,150

OGE Energy Corp.	38,928	1,167,451

Pinnacle West Capital Corp.	22,144	1,650,835

PPL Corp.	181,786	4,946,397

Southern Co. (The)	231,827	12,569,660

Total Electric Utilities		58,369,261

Energy Equipment & Services – 0.2%

Archrock, Inc.	17,233	92,713

Baker Hughes Co.	34,879	463,542

Halliburton Co.	48,261	581,545

Solaris Oilfield Infrastructure, Inc. Class A	3,581	22,704

Total Energy Equipment & Services		1,160,504

Equity Real Estate Investment Trusts (REITs) – 10.8%

Acadia Realty Trust	7,456	78,288

Agree Realty Corp.	2,707	172,273

Alexander & Baldwin, Inc.	13,374	149,923

Alexander’s, Inc.	1,039	254,784

American Campus Communities, Inc.	10,235	357,406

Apartment Investment & Management Co. Class A	24,317	819,969

Armada Hoffler Properties, Inc.	8,835	81,812

AvalonBay Communities, Inc.	14,690	2,193,805

Bluerock Residential Growth REIT, Inc.	5,543	42,016

Brandywine Realty Trust	49,315	509,917

Brixmor Property Group, Inc.	88,998	1,040,387

Brookfield Property REIT, Inc. Class A(a)	25,467	311,716

BRT Apartments Corp.	5,276	62,151

Camden Property Trust	5,249	467,056

CareTrust REIT, Inc.	7,813	139,032

Community Healthcare Trust, Inc.	1,536	71,823

CorEnergy Infrastructure Trust, Inc.(a)	4,682	27,343

CoreSite Realty Corp.	2,913	346,297

Corporate Office Properties Trust	23,746	563,255

Cousins Properties, Inc.	7,909	226,118

Crown Castle International Corp.	27,240	4,535,460

CubeSmart	29,263	945,488

Easterly Government Properties, Inc.	11,790	264,214

Essential Properties Realty Trust, Inc.	9,672	177,191

Extra Space Storage, Inc.	24,666	2,639,015

Federal Realty Investment Trust	9,029	663,090

Four Corners Property Trust, Inc.	16,325	417,757

Franklin Street Properties Corp.	9,718	35,568

Gaming and Leisure Properties, Inc.	80,038	2,955,803

GEO Group, Inc. (The)	49,779	564,494

Getty Realty Corp.	10,535	274,015

Gladstone Commercial Corp.	4,239	71,427

Gladstone Land Corp.	3,662	55,003

Global Medical REIT, Inc.	12,962	174,987

Global Net Lease, Inc.	33,924	539,392

Healthcare Realty Trust, Inc.	9,280	279,514

Healthcare Trust of America, Inc. Class A	16,329	424,554

Healthpeak Properties, Inc.	126,442	3,432,900

Highwoods Properties, Inc.	15,071	505,933

Independence Realty Trust, Inc.	17,241	199,823

Industrial Logistics Properties Trust	23,348	510,621

Investors Real Estate Trust	949	61,846

Iron Mountain, Inc.(a)	81,160	2,174,276

iStar, Inc.	9,586	113,211

Kimco Realty Corp.	126,337	1,422,555

Kite Realty Group Trust	22,099	255,906

Lamar Advertising Co. Class A	20,908	1,383,482

Lexington Realty Trust	54,482	569,337

Life Storage, Inc.	9,758	1,027,225

LTC Properties, Inc.	11,385	396,881

Macerich Co. (The)(a)	29,125	197,759

Mack-Cali Realty Corp.	19,631	247,743

Medical Properties Trust, Inc.	97,328	1,715,893

Monmouth Real Estate Investment Corp.	8,581	118,847

National Health Investors, Inc.	8,597	518,141

National Retail Properties, Inc.	24,837	857,125

National Storage Affiliates Trust(a)	4,619	151,088

New Senior Investment Group, Inc.	10,622	42,488

Omega Healthcare Investors, Inc.	77,683	2,325,829

One Liberty Properties, Inc.	2,818	46,102

Outfront Media, Inc.	29,964	435,976

Park Hotels & Resorts, Inc.	64,451	643,866

Physicians Realty Trust	17,204	308,124

Piedmont Office Realty Trust, Inc. Class A	26,834	364,137

Plymouth Industrial REIT, Inc.	6,479	79,951

Preferred Apartment Communities, Inc. Class A	6,540	35,316

Public Storage	36,860	8,209,459

Realty Income Corp.	21,962	1,334,192

Regency Centers Corp.	23,340	887,387

Retail Value, Inc.	6,012	75,571

RLJ Lodging Trust	47,861	414,476

Sabra Health Care REIT, Inc.	60,540	834,544

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2020

Investments	Shares	Value

Saul Centers, Inc.	2,028	$53,904

Service Properties Trust	68,697	546,141

Simon Property Group, Inc.	64,335	4,161,188

SITE Centers Corp.	43,030	309,816

SL Green Realty Corp.	17,137	794,643

Spirit Realty Capital, Inc.	27,244	919,485

STAG Industrial, Inc.	11,284	344,049

STORE Capital Corp.	47,818	1,311,648

UDR, Inc.	31,451	1,025,617

Urstadt Biddle Properties, Inc. Class A	6,566	60,407

Ventas, Inc.	38,175	1,601,823

VEREIT, Inc.	230,118	1,495,767

VICI Properties, Inc.	122,013	2,851,444

Vornado Realty Trust(a)	41,657	1,404,257

W.P. Carey, Inc.	16,637	1,084,067

Washington Real Estate Investment Trust	6,270	126,215

Weingarten Realty Investors	36,182	613,647

Welltower, Inc.	32,564	1,793,951

Whitestone REIT	12,385	74,310

Total Equity Real Estate Investment Trusts (REITs)		75,402,732

Food & Staples Retailing – 0.5%

Village Super Market, Inc. Class A	1,466	36,078

Walgreens Boots Alliance, Inc.	102,246	3,672,677

Weis Markets, Inc.	1,330	63,840

Total Food & Staples Retailing		3,772,595

Food Products – 2.1%

Archer-Daniels-Midland Co.	30,941	1,438,447

Campbell Soup Co.	31,850	1,540,584

Flowers Foods, Inc.	27,523	669,635

General Mills, Inc.	124,392	7,672,499

Ingredion, Inc.	6,994	529,306

J.M. Smucker Co. (The)	14,301	1,652,051

Kellogg Co.(a)	21,228	1,371,117

Total Food Products		14,873,639

Gas Utilities – 0.2%

National Fuel Gas Co.	17,381	705,495

Spire, Inc.	5,850	311,220

Total Gas Utilities		1,016,715

Health Care Providers & Services – 0.2%

Cardinal Health, Inc.	18,961	890,219

Patterson Cos., Inc.	8,923	215,089

Total Health Care Providers & Services		1,105,308

Hotels, Restaurants & Leisure – 0.0%

Wyndham Destinations, Inc.	6,061	186,436

Household Durables – 0.4%

Leggett & Platt, Inc.	7,248	298,400

MDC Holdings, Inc.	3,613	170,172

Whirlpool Corp.	11,075	2,036,582

Total Household Durables		2,505,154

Household Products – 0.4%

Kimberly-Clark Corp.	18,728	2,765,376

Independent Power & Renewable Electricity Producers – 0.3%

AES Corp. (The)	103,921	1,882,009

Clearway Energy, Inc. Class A	3,058	75,533

Total Independent Power & Renewable Electricity Producers		1,957,542

Industrial Conglomerates – 0.8%

3M Co.	35,516	5,688,953

Insurance – 2.2%

CNA Financial Corp.	30,539	915,865

Donegal Group, Inc. Class A	2,784	39,171

FBL Financial Group, Inc. Class A	1,669	80,446

Mercury General Corp.	15,298	632,878

MetLife, Inc.	174,119	6,472,003

Old Republic International Corp.	58,521	862,600

Principal Financial Group, Inc.	40,900	1,647,043

Prudential Financial, Inc.	61,865	3,929,665

Safety Insurance Group, Inc.	1,945	134,380

Unum Group	41,927	705,631

Total Insurance		15,419,682

IT Services – 4.9%

International Business Machines Corp.	231,827	28,206,391

Paychex, Inc.	56,687	4,521,922

Western Union Co. (The)	66,419	1,423,359

Total IT Services		34,151,672

Leisure Products – 0.0%

Marine Products Corp.	2,395	37,458

Machinery – 0.7%

Cummins, Inc.	23,913	5,049,469

Media – 0.5%

Interpublic Group of Cos., Inc. (The)	85,853	1,431,170

National CineMedia, Inc.	25,993	70,571

Omnicom Group, Inc.	37,375	1,850,062

Total Media		3,351,803

Metals & Mining – 0.0%

Schnitzer Steel Industries, Inc. Class A	1,487	28,595

Mortgage Real Estate Investment Trusts (REITs) – 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,891	418,093

Multi-Utilities – 3.2%

Avista Corp.	4,157	141,837

CenterPoint Energy, Inc.	40,447	782,649

Consolidated Edison, Inc.	60,863	4,735,141

Dominion Energy, Inc.	67,607	5,336,221

DTE Energy Co.	22,604	2,600,364

MDU Resources Group, Inc.	30,901	695,273

NiSource, Inc.	59,701	1,313,422

NorthWestern Corp.	9,247	449,774

Public Service Enterprise Group, Inc.	88,207	4,843,446

WEC Energy Group, Inc.	16,229	1,572,590

Total Multi-Utilities		22,470,717

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2020

Investments	Shares	Value

Multiline Retail – 0.0%

Big Lots, Inc.	2,958	$131,927

Oil, Gas & Consumable Fuels – 7.2%

Chevron Corp.	275,805	19,857,960

Delek U.S. Holdings, Inc.	9,236	102,797

Exxon Mobil Corp.	383,885	13,178,772

Falcon Minerals Corp.	18,772	45,804

Kinder Morgan, Inc.	405,259	4,996,843

Marathon Petroleum Corp.	84,636	2,483,220

Murphy Oil Corp.	10,654	95,034

Phillips 66	76,909	3,986,962

Valero Energy Corp.	56,772	2,459,363

Williams Cos., Inc. (The)	146,221	2,873,243

Total Oil, Gas & Consumable Fuels		50,079,998

Paper & Forest Products – 0.0%

Schweitzer-Mauduit International, Inc.	4,321	131,315

Personal Products – 0.1%

Medifast, Inc.	2,137	351,430

Nu Skin Enterprises, Inc. Class A	3,615	181,075

Total Personal Products		532,505

Pharmaceuticals – 9.0%

Bristol-Myers Squibb Co.	358,004	21,584,061

Pfizer, Inc.	1,127,039	41,362,331

Total Pharmaceuticals		62,946,392

Professional Services – 0.0%

BG Staffing, Inc.	2,767	23,437

Resources Connection, Inc.	4,560	52,668

Total Professional Services		76,105

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	9,919	144,024

Newmark Group, Inc. Class A	25,531	110,294

RMR Group, Inc. (The) Class A	1,714	47,083

Total Real Estate Management & Development		301,401

Road & Rail – 0.0%

Ryder System, Inc.	4,118	173,944

Semiconductors & Semiconductor Equipment – 7.4%

Broadcom, Inc.	48,193	17,557,674

QUALCOMM, Inc.	174,825	20,573,406

Texas Instruments, Inc.	95,934	13,698,416

Total Semiconductors & Semiconductor Equipment		51,829,496

Software – 0.0%

Xperi Holding Corp.	6,922	79,534

Specialty Retail – 0.1%

Haverty Furniture Cos., Inc.	1,702	35,640

Rent-A-Center, Inc.	12,599	376,584

Total Specialty Retail		412,224

Technology Hardware, Storage & Peripherals – 0.9%

Hewlett Packard Enterprise Co.	140,203	1,313,702

HP, Inc.	185,990	3,531,950

NetApp, Inc.	25,223	1,105,777

Total Technology Hardware, Storage & Peripherals		5,951,429

Textiles, Apparel & Luxury Goods – 0.1%

Hanesbrands, Inc.	55,043	866,927

Thrifts & Mortgage Finance – 0.0%

Federal Agricultural Mortgage Corp. Class C	708	45,071

Provident Financial Services, Inc.	4,985	60,817

Territorial Bancorp, Inc.	1,785	36,111

Total Thrifts & Mortgage Finance		141,999

Tobacco – 5.9%

Altria Group, Inc.	452,362	17,479,268

Philip Morris International, Inc.	310,843	23,310,116

Universal Corp.	4,739	198,469

Vector Group Ltd.	40,772	395,081

Total Tobacco		41,382,934

Trading Companies & Distributors – 0.2%

H&E Equipment Services, Inc.	4,340	85,325

MSC Industrial Direct Co., Inc. Class A	6,709	424,545

Watsco, Inc.	2,117	493,028

Total Trading Companies & Distributors		1,002,898

Wireless Telecommunication Services – 0.0%

Spok Holdings, Inc.	2,381	22,643
TOTAL COMMON STOCKS (Cost: $785,950,662)		694,161,699

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $1,129,185)	12,010	1,128,412

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $3,423,820)	3,423,820	3,423,820

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $790,503,667)		698,713,931

Other Assets less Liabilities – (0.3)%		(1,957,549)

NET ASSETS – 100.0%		$696,756,382

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,916,354 and the total market value of the collateral held by the Fund was $6,098,564. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,674,744.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,007,801	$7,525,466	$9,681,140	$634,197	$(357,912)	$1,128,412	$29,677

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$694,161,699	$–	$–	$694,161,699
Exchange-Traded Fund	1,128,412	–	–	1,128,412
Investment of Cash Collateral for Securities Loaned	–	3,423,820	–	3,423,820
Total Investments in Securities	$695,290,111	$3,423,820	$–	$698,713,931

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 1.6%

General Dynamics Corp.	35,129	$4,862,907

L3Harris Technologies, Inc.	18,040	3,063,914

Lockheed Martin Corp.	37,590	14,407,495

Northrop Grumman Corp.	14,419	4,549,050

Raytheon Technologies Corp.	150,362	8,651,830

Total Aerospace & Defense		35,535,196

Air Freight & Logistics – 1.1%

FedEx Corp.	21,615	5,436,605

United Parcel Service, Inc. Class B	122,597	20,428,338

Total Air Freight & Logistics		25,864,943

Banks – 6.1%

Bank of America Corp.	1,012,936	24,401,628

Citigroup, Inc.	314,126	13,541,972

Citizens Financial Group, Inc.	77,169	1,950,832

Fifth Third Bancorp	116,714	2,488,342

First Republic Bank	5,965	650,543

Huntington Bancshares, Inc.	203,049	1,861,959

JPMorgan Chase & Co.	444,161	42,759,379

KeyCorp	187,146	2,232,652

M&T Bank Corp.	16,720	1,539,745

PNC Financial Services Group, Inc. (The)	68,524	7,531,473

Regions Financial Corp.	173,181	1,996,777

Truist Financial Corp.	228,276	8,685,902

U.S. Bancorp	230,070	8,248,010

Wells Fargo & Co.	865,062	20,337,608

Total Banks		138,226,822

Beverages – 3.1%

Brown-Forman Corp. Class B	17,711	1,333,993

Coca-Cola Co. (The)	677,979	33,471,823

Constellation Brands, Inc. Class A	14,885	2,820,856

Keurig Dr. Pepper, Inc.	158,229	4,367,120

PepsiCo, Inc.	207,831	28,805,377

Total Beverages		70,799,169

Biotechnology – 3.2%

AbbVie, Inc.	427,647	37,457,601

Amgen, Inc.	78,672	19,995,276

Gilead Sciences, Inc.	260,933	16,488,356

Total Biotechnology		73,941,233

Capital Markets – 3.7%

Ameriprise Financial, Inc.	18,120	2,792,473

Bank of New York Mellon Corp. (The)	119,872	4,116,405

BlackRock, Inc.	22,154	12,484,887

Blackstone Group, Inc. (The) Class A	129,824	6,776,813

Charles Schwab Corp. (The)	92,796	3,361,999

CME Group, Inc.	27,659	4,627,627

Goldman Sachs Group, Inc. (The)	41,512	8,342,667

Intercontinental Exchange, Inc.	35,953	3,597,098

KKR & Co., Inc. Class A(a)	49,920	1,714,253

MarketAxess Holdings, Inc.	1,113	536,010

Moody’s Corp.	10,391	3,011,831

Morgan Stanley	242,907	11,744,553

MSCI, Inc.	6,214	2,217,031

Nasdaq, Inc.	14,975	1,837,582

Northern Trust Corp.	29,069	2,266,510

S&P Global, Inc.	12,442	4,486,585

State Street Corp.	52,101	3,091,152

T. Rowe Price Group, Inc.	31,222	4,003,285

TD Ameritrade Holding Corp.	69,440	2,718,576

Total Capital Markets		83,727,337

Chemicals – 1.5%

Air Products & Chemicals, Inc.	25,102	7,476,882

Celanese Corp.	14,908	1,601,865

Corteva, Inc.	77,305	2,227,157

Dow, Inc.	211,217	9,937,760

DuPont de Nemours, Inc.	72,374	4,015,309

Ecolab, Inc.	15,761	3,149,678

International Flavors & Fragrances, Inc.	11,988	1,467,931

PPG Industries, Inc.	22,446	2,740,208

Sherwin-Williams Co. (The)	3,787	2,638,554

Total Chemicals		35,255,344

Commercial Services & Supplies – 0.4%

Cintas Corp.	5,807	1,932,744

Republic Services, Inc.	32,153	3,001,483

Waste Management, Inc.	39,967	4,523,065

Total Commercial Services & Supplies		9,457,292

Communications Equipment – 1.3%

Cisco Systems, Inc.	705,617	27,794,254

Motorola Solutions, Inc.	14,283	2,239,717

Total Communications Equipment		30,033,971

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	2,616	615,702

Vulcan Materials Co.	6,053	820,423

Total Construction Materials		1,436,125

Consumer Finance – 0.6%

American Express Co.	59,704	5,985,326

Capital One Financial Corp.	41,685	2,995,484

Discover Financial Services	33,324	1,925,461

Synchrony Financial	91,222	2,387,280

Total Consumer Finance		13,293,551

Containers & Packaging – 0.2%

Ball Corp.	13,968	1,161,020

International Paper Co.	89,125	3,613,128

Total Containers & Packaging		4,774,148

Distributors – 0.1%

Genuine Parts Co.	22,725	2,162,738

Diversified Telecommunication Services – 5.2%

AT&T, Inc.	2,095,937	59,755,164

CenturyLink, Inc.(a)	420,881	4,246,689

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2020

Investments	Shares	Value

Verizon Communications, Inc.	900,360	$53,562,417

Total Diversified Telecommunication Services		117,564,270

Electric Utilities – 3.7%

American Electric Power Co., Inc.	79,736	6,516,823

Avangrid, Inc.	64,934	3,276,570

Duke Energy Corp.	164,668	14,582,998

Edison International	64,394	3,273,791

Entergy Corp.	35,462	3,494,071

Evergy, Inc.	38,930	1,978,423

Eversource Energy	43,302	3,617,882

Exelon Corp.	170,494	6,096,865

FirstEnergy Corp.	92,358	2,651,598

NextEra Energy, Inc.	55,624	15,438,997

PPL Corp.	180,531	4,912,249

Southern Co. (The)	229,350	12,435,357

Xcel Energy, Inc.	74,043	5,109,707

Total Electric Utilities		83,385,331

Electrical Equipment – 0.4%

AMETEK, Inc.	7,988	794,007

Emerson Electric Co.	86,477	5,670,297

Rockwell Automation, Inc.	14,392	3,176,027

Total Electrical Equipment		9,640,331

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	17,003	1,840,915

CDW Corp.	8,500	1,016,005

Corning, Inc.(a)	112,660	3,651,310

Total Electronic Equipment, Instruments & Components		6,508,230

Energy Equipment & Services – 0.1%

Baker Hughes Co.	102,493	1,362,132

Halliburton Co.	138,948	1,674,323

Total Energy Equipment & Services		3,036,455

Entertainment – 0.1%

Activision Blizzard, Inc.	27,387	2,216,978

Equity Real Estate Investment Trusts (REITs) – 4.4%

Alexandria Real Estate Equities, Inc.	15,951	2,552,160

American Tower Corp.	42,650	10,309,784

AvalonBay Communities, Inc.	20,947	3,128,225

Boston Properties, Inc.	25,942	2,083,143

Crown Castle International Corp.	79,828	13,291,362

Digital Realty Trust, Inc.	42,359	6,216,607

Equinix, Inc.	8,228	6,254,350

Equity Residential	54,901	2,818,068

Essex Property Trust, Inc.	8,651	1,737,034

Healthpeak Properties, Inc.	120,901	3,282,462

Invitation Homes, Inc.	51,419	1,439,218

Mid-America Apartment Communities, Inc.	17,796	2,063,446

Prologis, Inc.	83,593	8,411,128

Public Storage	36,144	8,049,992

Realty Income Corp.	65,243	3,963,512

SBA Communications Corp.	3,845	1,224,556

Simon Property Group, Inc.(a)	95,729	6,191,752

Sun Communities, Inc.	9,373	1,317,937

UDR, Inc.	44,868	1,463,145

Ventas, Inc.	116,132	4,872,899

W.P. Carey, Inc.	49,860	3,248,877

Welltower, Inc.	96,810	5,333,263

Total Equity Real Estate Investment Trusts (REITs)		99,252,920

Food & Staples Retailing – 2.5%

Costco Wholesale Corp.	22,064	7,832,720

Kroger Co. (The)	93,827	3,181,674

Sysco Corp.	60,111	3,740,106

Walgreens Boots Alliance, Inc.	152,188	5,466,593

Walmart, Inc.	269,790	37,746,319

Total Food & Staples Retailing		57,967,412

Food Products – 2.1%

Archer-Daniels-Midland Co.	89,952	4,181,869

Conagra Brands, Inc.	78,553	2,805,128

General Mills, Inc.	123,668	7,627,842

Hershey Co. (The)	19,386	2,778,789

Hormel Foods Corp.	59,691	2,918,293

Kellogg Co.	61,931	4,000,123

Kraft Heinz Co. (The)	327,767	9,816,622

McCormick & Co., Inc. Non-Voting Shares	9,669	1,876,753

Mondelez International, Inc. Class A	163,618	9,399,854

Tyson Foods, Inc. Class A	34,744	2,066,573

Total Food Products		47,471,846

Health Care Equipment & Supplies – 1.5%

Abbott Laboratories	141,132	15,359,395

Baxter International, Inc.	28,117	2,261,169

Becton, Dickinson and Co.	16,778	3,903,905

Danaher Corp.	17,023	3,665,563

ResMed, Inc.	10,365	1,776,872

Stryker Corp.	22,292	4,644,984

Teleflex, Inc.	926	315,229

Zimmer Biomet Holdings, Inc.	8,687	1,182,648

Total Health Care Equipment & Supplies		33,109,765

Health Care Providers & Services – 2.1%

AmerisourceBergen Corp.	20,429	1,979,979

Anthem, Inc.	14,626	3,928,397

Cardinal Health, Inc.	54,745	2,570,278

Cigna Corp.	378	64,037

CVS Health Corp.	187,644	10,958,409

Humana, Inc.	4,640	1,920,450

McKesson Corp.	11,080	1,650,144

Quest Diagnostics, Inc.	13,702	1,568,742

UnitedHealth Group, Inc.	77,165	24,057,732

Total Health Care Providers & Services		48,698,168

Health Care Technology – 0.1%

Cerner Corp.	16,609	1,200,665

Hotels, Restaurants & Leisure – 1.6%

McDonald’s Corp.	102,830	22,570,157

MGM Resorts International	44,635	970,811

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2020

Investments	Shares	Value

Starbucks Corp.	118,696	$10,198,360

Yum! Brands, Inc.	26,929	2,458,618

Total Hotels, Restaurants & Leisure		36,197,946

Household Durables – 0.1%

D.R. Horton, Inc.	25,801	1,951,329

Lennar Corp. Class A	4,554	371,971

Total Household Durables		2,323,300

Household Products – 2.9%

Church & Dwight Co., Inc.	17,287	1,619,965

Clorox Co. (The)	17,938	3,770,029

Colgate-Palmolive Co.	113,482	8,755,136

Kimberly-Clark Corp.	55,964	8,263,644

Procter & Gamble Co. (The)	319,144	44,357,825

Total Household Products		66,766,599

Industrial Conglomerates – 1.4%

3M Co.	106,062	16,989,011

General Electric Co.	159,377	992,919

Honeywell International, Inc.	78,076	12,852,091

Roper Technologies, Inc.	3,685	1,455,980

Total Industrial Conglomerates		32,290,001

Insurance – 1.8%

Aflac, Inc.	80,664	2,932,136

Allstate Corp. (The)	35,046	3,299,230

American International Group, Inc.	114,976	3,165,289

Arthur J. Gallagher & Co.	18,375	1,940,033

Cincinnati Financial Corp.	18,967	1,478,857

Hartford Financial Services Group, Inc. (The)	44,711	1,648,047

Loews Corp.	4,562	158,530

Marsh & McLennan Cos., Inc.	47,460	5,443,662

MetLife, Inc.	176,228	6,550,395

Principal Financial Group, Inc.	59,953	2,414,307

Progressive Corp. (The)	19,898	1,883,744

Prudential Financial, Inc.	92,053	5,847,207

Travelers Cos., Inc. (The)	33,251	3,597,426

Total Insurance		40,358,863

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	66,506	3,464,963

IT Services – 3.1%

Automatic Data Processing, Inc.	49,874	6,956,924

Broadridge Financial Solutions, Inc.	10,957	1,446,324

Cognizant Technology Solutions Corp. Class A	37,440	2,599,085

Fidelity National Information Services, Inc.	32,587	4,797,132

Global Payments, Inc.	6,968	1,237,378

International Business Machines Corp.	230,139	28,001,012

MasterCard, Inc. Class A	29,069	9,830,264

Paychex, Inc.	55,383	4,417,902

Visa, Inc. Class A(a)	60,153	12,028,795

Total IT Services		71,314,816

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	15,702	1,584,960

Thermo Fisher Scientific, Inc.	6,179	2,728,152

Total Life Sciences Tools & Services		4,313,112

Machinery – 1.9%

Caterpillar, Inc.	84,331	12,577,969

Cummins, Inc.	25,111	5,302,439

Deere & Co.	29,216	6,475,142

Dover Corp.	17,260	1,869,948

Fortive Corp.	7,327	558,391

Illinois Tool Works, Inc.	42,966	8,301,461

PACCAR, Inc.	33,929	2,893,465

Parker-Hannifin Corp.	12,849	2,599,867

Stanley Black & Decker, Inc.	15,632	2,535,510

Westinghouse Air Brake Technologies Corp.	6,482	401,106

Total Machinery		43,515,298

Media – 1.2%

Comcast Corp. Class A	471,406	21,807,242

Fox Corp. Class A	20,321	565,533

Omnicom Group, Inc.	37,287	1,845,706

Sirius XM Holdings, Inc.(a)	162,925	873,278

ViacomCBS, Inc. Class B(a)	77,400	2,167,974

Total Media		27,259,733

Metals & Mining – 0.3%

Newmont Corp.	59,964	3,804,716

Nucor Corp.	45,195	2,027,447

Total Metals & Mining		5,832,163

Multi-Utilities – 1.9%

Ameren Corp.	32,260	2,551,121

CMS Energy Corp.	34,797	2,136,884

Consolidated Edison, Inc.	59,452	4,625,366

Dominion Energy, Inc.	201,066	15,870,139

DTE Energy Co.	33,605	3,865,919

Public Service Enterprise Group, Inc.	87,552	4,807,480

Sempra Energy	39,135	4,632,019

WEC Energy Group, Inc.	47,490	4,601,781

Total Multi-Utilities		43,090,709

Multiline Retail – 0.5%

Dollar General Corp.	13,837	2,900,512

Target Corp.	58,445	9,200,412

Total Multiline Retail		12,100,924

Oil, Gas & Consumable Fuels – 4.9%

Chevron Corp.	410,632	29,565,504

Concho Resources, Inc.	9,842	434,229

ConocoPhillips	158,388	5,201,462

EOG Resources, Inc.	48,355	1,737,879

Exxon Mobil Corp.	1,144,550	39,292,401

Hess Corp.	23,999	982,279

Kinder Morgan, Inc.	597,405	7,366,004

Marathon Petroleum Corp.	126,669	3,716,468

Occidental Petroleum Corp.	397,052	3,974,490

ONEOK, Inc.	110,761	2,877,571

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2020

Investments	Shares	Value

Phillips 66	77,666	$4,026,205

Pioneer Natural Resources Co.	11,537	992,067

Valero Energy Corp.	85,940	3,722,921

Williams Cos., Inc. (The)	436,941	8,585,891

Total Oil, Gas & Consumable Fuels		112,475,371

Pharmaceuticals – 7.4%

Bristol-Myers Squibb Co.	356,091	21,468,726

Eli Lilly & Co.	109,722	16,241,050

Johnson & Johnson	380,661	56,672,810

Merck & Co., Inc.	374,859	31,094,554

Pfizer, Inc.	1,118,865	41,062,346

Zoetis, Inc.	12,863	2,127,154

Total Pharmaceuticals		168,666,640

Professional Services – 0.1%

Equifax, Inc.	7,024	1,102,065

TransUnion	3,668	308,589

Verisk Analytics, Inc.	5,658	1,048,484

Total Professional Services		2,459,138

Road & Rail – 1.2%

CSX Corp.	54,352	4,221,520

Kansas City Southern	5,570	1,007,223

Norfolk Southern Corp.	27,807	5,950,420

Old Dominion Freight Line, Inc.	2,313	418,468

Union Pacific Corp.	82,058	16,154,758

Total Road & Rail		27,752,389

Semiconductors & Semiconductor Equipment – 5.4%

Analog Devices, Inc.	38,439	4,487,369

Applied Materials, Inc.	75,439	4,484,849

Broadcom, Inc.	71,891	26,191,329

Intel Corp.	510,464	26,431,826

KLA Corp.	19,089	3,698,303

Lam Research Corp.	14,030	4,654,452

Microchip Technology, Inc.	22,574	2,319,704

NVIDIA Corp.	9,044	4,894,794

QUALCOMM, Inc.	172,875	20,343,930

Skyworks Solutions, Inc.	15,784	2,296,572

Texas Instruments, Inc.	143,312	20,463,520

Xilinx, Inc.	19,611	2,044,251

Total Semiconductors & Semiconductor Equipment		122,310,899

Software – 6.2%

Citrix Systems, Inc.	9,705	1,336,476

Intuit, Inc.	11,544	3,765,768

Microsoft Corp.	544,005	114,420,572

NortonLifeLock, Inc.	63,580	1,325,007

Oracle Corp.	312,446	18,653,026

SS&C Technologies Holdings, Inc.	11,289	683,210

Total Software		140,184,059

Specialty Retail – 2.6%

Best Buy Co., Inc.	37,972	4,225,904

Home Depot, Inc. (The)	149,180	41,428,778

Lowe’s Cos., Inc.	78,329	12,991,648

Tiffany & Co.	10,959	1,269,600

Total Specialty Retail		59,915,930

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	1,074,652	124,455,448

Hewlett Packard Enterprise Co.	194,499	1,822,456

HP, Inc.	272,355	5,172,021

Total Technology Hardware, Storage & Peripherals		131,449,925

Textiles, Apparel & Luxury Goods – 0.5%

NIKE, Inc. Class B	69,706	8,750,891

VF Corp.	47,880	3,363,570

Total Textiles, Apparel & Luxury Goods		12,114,461

Tobacco – 2.7%

Altria Group, Inc.	672,240	25,975,353

Philip Morris International, Inc.	462,836	34,708,072

Total Tobacco		60,683,425

Trading Companies & Distributors – 0.2%

Fastenal Co.	77,339	3,487,215

W.W. Grainger, Inc.	4,915	1,753,525

Total Trading Companies & Distributors		5,240,740

Water Utilities – 0.1%

American Water Works Co., Inc.	16,703	2,419,931
TOTAL COMMON STOCKS (Cost: $1,944,236,938)		2,269,061,575

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $3,012,259)	31,931	3,000,109

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $9,548,373)	9,548,373	9,548,373

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $1,956,797,570)		2,281,610,057

Other Assets less Liabilities – (0.2)%		(5,385,797)

NET ASSETS – 100.0%		$2,276,224,260

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,967,248 and the total market value of the collateral held by the Fund was $24,487,727. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,939,354.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$5,486,081	$7,827,457	$11,195,852	$(702,413)	$1,584,836	$3,000,109	$60,942

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,269,061,575	$—	$—	$2,269,061,575
Exchange-Traded Fund	3,000,109	—	—	3,000,109
Investment of Cash Collateral for Securities Loaned	—	9,548,373	—	9,548,373
Total Investments in Securities	$2,272,061,684	$9,548,373	$—	$2,281,610,057

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.7%

Boeing Co. (The)	2,909	$480,742

General Dynamics Corp.	6,419	888,582

HEICO Corp.	814	85,193

Howmet Aerospace, Inc.	9,035	151,065

Huntington Ingalls Industries, Inc.	783	110,207

L3Harris Technologies, Inc.	1,210	205,507

Lockheed Martin Corp.	5,639	2,161,316

Northrop Grumman Corp.	2,253	710,799

Raytheon Technologies Corp.	26,020	1,497,191

Spirit AeroSystems Holdings, Inc. Class A	3,053	57,732

Teledyne Technologies, Inc.*	375	116,329

Textron, Inc.	6,270	226,284

TransDigm Group, Inc.	600	285,072

Total Aerospace & Defense		6,976,019

Air Freight & Logistics – 1.2%

C.H. Robinson Worldwide, Inc.	3,177	324,658

Expeditors International of Washington, Inc.	2,918	264,137

FedEx Corp.	7,119	1,790,571

United Parcel Service, Inc. Class B	15,681	2,612,925

Total Air Freight & Logistics		4,992,291

Airlines – 0.5%

American Airlines Group, Inc.(a)	24,443	300,405

Delta Air Lines, Inc.	27,876	852,448

Southwest Airlines Co.	15,640	586,500

United Airlines Holdings, Inc.*	11,940	414,915

Total Airlines		2,154,268

Automobiles – 0.6%

Ford Motor Co.	53,786	358,215

General Motors Co.	64,498	1,908,496

Total Automobiles		2,266,711

Banks – 6.6%

Bank of America Corp.	253,084	6,096,794

Citigroup, Inc.	77,232	3,329,471

Citizens Financial Group, Inc.	13,884	350,987

Comerica, Inc.	6,136	234,702

Fifth Third Bancorp	23,730	505,924

First Republic Bank	2,625	286,282

Huntington Bancshares, Inc.	28,774	263,858

JPMorgan Chase & Co.	83,993	8,086,006

KeyCorp	27,976	333,754

M&T Bank Corp.	3,788	348,837

PNC Financial Services Group, Inc. (The)	10,599	1,164,936

Regions Financial Corp.	32,805	378,242

SVB Financial Group*	1,544	371,517

Truist Financial Corp.	19,320	735,126

U.S. Bancorp	38,402	1,376,712

Wells Fargo & Co.	127,545	2,998,583

Total Banks		26,861,731

Beverages – 1.6%

Brown-Forman Corp. Class B	4,339	326,813

Coca-Cola Co. (The)	57,688	2,848,057

Keurig Dr. Pepper, Inc.	12,184	336,278

Molson Coors Beverage Co. Class B	5,032	168,874

Monster Beverage Corp.*	6,108	489,862

PepsiCo, Inc.	17,639	2,444,765

Total Beverages		6,614,649

Biotechnology – 2.3%

AbbVie, Inc.	23,118	2,024,906

Alexion Pharmaceuticals, Inc.*	4,474	511,960

Amgen, Inc.	11,360	2,887,257

Biogen, Inc.*	6,449	1,829,452

Gilead Sciences, Inc.	13,768	870,000

Incyte Corp.*	1,155	103,650

Ionis Pharmaceuticals, Inc.*	422	20,024

Neurocrine Biosciences, Inc.*	311	29,906

Regeneron Pharmaceuticals, Inc.*	1,667	933,153

Vertex Pharmaceuticals, Inc.*	1,314	357,566

Total Biotechnology		9,567,874

Building Products – 0.2%

Carrier Global Corp.	11,475	350,446

Fortune Brands Home & Security, Inc.	2,521	218,117

Lennox International, Inc.	480	130,853

Masco Corp.	5,624	310,051

Total Building Products		1,009,467

Capital Markets – 4.0%

Ameriprise Financial, Inc.	4,220	650,344

Bank of New York Mellon Corp. (The)	24,944	856,577

BlackRock, Inc.	2,957	1,666,417

CBOE Global Markets, Inc.	1,339	117,484

Charles Schwab Corp. (The)	24,982	905,098

CME Group, Inc.	3,270	547,104

E*TRADE Financial Corp.	7,651	382,932

FactSet Research Systems, Inc.	411	137,636

Franklin Resources, Inc.	16,485	335,470

Goldman Sachs Group, Inc. (The)	12,835	2,579,450

Intercontinental Exchange, Inc.	7,494	749,775

MarketAxess Holdings, Inc.	207	99,689

Moody’s Corp.	2,142	620,859

Morgan Stanley	52,454	2,536,151

MSCI, Inc.	688	245,465

Nasdaq, Inc.	2,605	319,659

Northern Trust Corp.	4,770	371,917

Raymond James Financial, Inc.	4,092	297,734

S&P Global, Inc.	2,781	1,002,829

SEI Investments Co.	2,503	126,952

State Street Corp.	9,525	565,118

T. Rowe Price Group, Inc.	5,416	694,439

TD Ameritrade Holding Corp.	14,279	559,023

Total Capital Markets		16,368,122

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

Chemicals – 1.5%

Air Products & Chemicals, Inc.	2,614	$778,606

Celanese Corp.	2,622	281,734

CF Industries Holdings, Inc.	3,676	112,890

Dow, Inc.	30,152	1,418,652

DuPont de Nemours, Inc.	18,475	1,024,993

Eastman Chemical Co.	3,766	294,200

Ecolab, Inc.	3,005	600,519

FMC Corp.	2,475	262,127

International Flavors & Fragrances, Inc.	1,101	134,817

PPG Industries, Inc.	3,616	441,441

RPM International, Inc.	1,636	135,526

Sherwin-Williams Co. (The)	904	629,853

Westlake Chemical Corp.	2,662	168,292

Total Chemicals		6,283,650

Commercial Services & Supplies – 0.4%

Cintas Corp.	1,113	370,440

Copart, Inc.*	2,338	245,864

Republic Services, Inc.	4,018	375,080

Rollins, Inc.	2,507	135,855

Waste Management, Inc.	5,601	633,865

Total Commercial Services & Supplies		1,761,104

Communications Equipment – 1.1%

Arista Networks, Inc.*	1,292	267,354

Cisco Systems, Inc.	91,446	3,602,058

F5 Networks, Inc.*	1,063	130,504

Motorola Solutions, Inc.	2,254	353,450

Ubiquiti, Inc.(a)	772	128,661

Total Communications Equipment		4,482,027

Construction & Engineering – 0.0%

Jacobs Engineering Group, Inc.	2,135	198,064

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	682	160,515

Vulcan Materials Co.	1,450	196,533

Total Construction Materials		357,048

Consumer Finance – 1.2%

Ally Financial, Inc.	15,471	387,858

American Express Co.	18,122	1,816,730

Capital One Financial Corp.	16,689	1,199,272

Discover Financial Services	11,446	661,350

Synchrony Financial	34,266	896,741

Total Consumer Finance		4,961,951

Containers & Packaging – 0.4%

Avery Dennison Corp.	1,520	194,317

Ball Corp.	3,336	277,288

Crown Holdings, Inc.*	2,310	177,546

International Paper Co.	13,892	563,182

Packaging Corp. of America	2,476	270,008

WestRock Co.	7,945	276,009

Total Containers & Packaging		1,758,350

Distributors – 0.1%

Genuine Parts Co.	2,464	234,499

LKQ Corp.*	5,294	146,802

Total Distributors		381,301

Diversified Consumer Services – 0.0%

Bright Horizons Family Solutions, Inc.*	422	64,161

Diversified Financial Services – 0.8%

Berkshire Hathaway, Inc. Class B*	13,120	2,793,773

Equitable Holdings, Inc.	16,804	306,505

Total Diversified Financial Services		3,100,278

Diversified Telecommunication Services – 2.7%

AT&T, Inc.	139,432	3,975,206

CenturyLink, Inc.	36,818	371,494

Verizon Communications, Inc.	110,456	6,571,027

Total Diversified Telecommunication Services		10,917,727

Electric Utilities – 1.7%

Alliant Energy Corp.	2,929	151,283

American Electric Power Co., Inc.	5,461	446,327

Avangrid, Inc.	4,360	220,006

Duke Energy Corp.	11,312	1,001,791

Edison International	4,698	238,846

Entergy Corp.	1,510	148,780

Evergy, Inc.	3,623	184,121

Eversource Energy	4,119	344,142

Exelon Corp.	17,914	640,605

FirstEnergy Corp.	9,792	281,128

NextEra Energy, Inc.	3,312	919,279

NRG Energy, Inc.	5,354	164,582

Pinnacle West Capital Corp.	1,587	118,311

PPL Corp.	14,485	394,137

Southern Co. (The)	21,141	1,146,265

Xcel Energy, Inc.	5,792	399,706

Total Electric Utilities		6,799,309

Electrical Equipment – 0.3%

AMETEK, Inc.	2,983	296,510

Emerson Electric Co.	10,502	688,616

Rockwell Automation, Inc.	1,708	376,922

Total Electrical Equipment		1,362,048

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp. Class A	3,820	413,591

CDW Corp.	1,799	215,035

Corning, Inc.	14,884	482,390

Keysight Technologies, Inc.*	1,126	111,226

Trimble, Inc.*	2,320	112,984

Zebra Technologies Corp. Class A*	736	185,811

Total Electronic Equipment, Instruments & Components		1,521,037

Energy Equipment & Services – 0.1%

Baker Hughes Co.	9,687	128,740

Halliburton Co.	16,859	203,151

Total Energy Equipment & Services		331,891

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

Entertainment – 1.1%

Activision Blizzard, Inc.	8,523	$689,937

Electronic Arts, Inc.*	3,691	481,343

Live Nation Entertainment, Inc.*	100	5,388

Netflix, Inc.*	1,424	712,043

Take-Two Interactive Software, Inc.*	739	122,098

Walt Disney Co. (The)	20,531	2,547,486

Total Entertainment		4,558,295

Equity Real Estate Investment Trusts (REITs) – 1.6%

Alexandria Real Estate Equities, Inc.	412	65,920

American Tower Corp.	3,456	835,419

AvalonBay Communities, Inc.	1,007	150,385

Boston Properties, Inc.	1,384	111,135

Camden Property Trust	509	45,291

Crown Castle International Corp.	3,663	609,889

Digital Realty Trust, Inc.	591	86,735

Duke Realty Corp.	1,799	66,383

Equinix, Inc.	318	241,721

Equity LifeStyle Properties, Inc.	1,001	61,361

Equity Residential	2,334	119,804

Essex Property Trust, Inc.	431	86,540

Extra Space Storage, Inc.	1,316	140,799

Federal Realty Investment Trust	704	51,702

Gaming and Leisure Properties, Inc.	3,549	131,065

Healthpeak Properties, Inc.	1,467	39,829

Host Hotels & Resorts, Inc.	25,785	278,220

Invitation Homes, Inc.	311	8,705

Iron Mountain, Inc.(a)	3,273	87,684

Kilroy Realty Corp.	633	32,891

Kimco Realty Corp.	7,045	79,327

Medical Properties Trust, Inc.	5,726	100,949

Mid-America Apartment Communities, Inc.	592	68,642

National Retail Properties, Inc.	1,630	56,251

Omega Healthcare Investors, Inc.	2,835	84,880

Prologis, Inc.	7,794	784,232

Public Storage	2,237	498,225

Realty Income Corp.	1,970	119,678

Regency Centers Corp.	1,546	58,779

SBA Communications Corp.	226	71,976

Simon Property Group, Inc.	5,892	381,095

STORE Capital Corp.	2,099	57,576

Sun Communities, Inc.	338	47,526

UDR, Inc.	925	30,164

Ventas, Inc.	2,479	104,019

VICI Properties, Inc.	8,558	200,000

Vornado Realty Trust	3,190	107,535

W.P. Carey, Inc.	1,410	91,876

Welltower, Inc.	1,984	109,299

Weyerhaeuser Co.	2,642	75,350

Total Equity Real Estate Investment Trusts (REITs)		6,378,857

Food & Staples Retailing – 2.4%

Costco Wholesale Corp.	4,149	1,472,895

Kroger Co. (The)	19,820	672,096

Sysco Corp.	7,458	464,037

U.S. Foods Holding Corp.*	3,571	79,348

Walgreens Boots Alliance, Inc.	28,105	1,009,531

Walmart, Inc.	44,279	6,195,075

Total Food & Staples Retailing		9,892,982

Food Products – 1.5%

Archer-Daniels-Midland Co.	11,402	530,079

Campbell Soup Co.	4,332	209,539

Conagra Brands, Inc.	9,219	329,210

General Mills, Inc.	13,021	803,135

Hershey Co. (The)	3,123	447,651

Hormel Foods Corp.	7,219	352,937

J.M. Smucker Co. (The)	2,491	287,760

Kellogg Co.	4,294	277,349

Kraft Heinz Co. (The)	37,644	1,127,438

Lamb Weston Holdings, Inc.	1,779	117,894

McCormick & Co., Inc. Non-Voting Shares	1,327	257,571

Mondelez International, Inc. Class A	18,015	1,034,962

Tyson Foods, Inc. Class A	7,833	465,907

Total Food Products		6,241,432

Gas Utilities – 0.1%

Atmos Energy Corp.	1,561	149,216

UGI Corp.	1,650	54,417

Total Gas Utilities		203,633

Health Care Equipment & Supplies – 1.8%

Abbott Laboratories	13,274	1,444,609

ABIOMED, Inc.*	404	111,932

Align Technology, Inc.*	525	171,864

Baxter International, Inc.	6,254	502,947

Becton, Dickinson and Co.	1,957	455,355

Boston Scientific Corp.*	10,673	407,815

Cooper Cos., Inc. (The)	507	170,920

Danaher Corp.	6,087	1,310,714

Dentsply Sirona, Inc.	1,466	64,108

Edwards Lifesciences Corp.*	4,119	328,779

Hologic, Inc.*	1,788	118,848

IDEXX Laboratories, Inc.*	528	207,562

Intuitive Surgical, Inc.*	704	499,516

ResMed, Inc.	1,075	184,287

Stryker Corp.	4,158	866,402

Teleflex, Inc.	319	108,594

Varian Medical Systems, Inc.*	984	169,248

West Pharmaceutical Services, Inc.	492	135,251

Zimmer Biomet Holdings, Inc.	1,819	247,639

Total Health Care Equipment & Supplies		7,506,390

Health Care Providers & Services – 3.5%

AmerisourceBergen Corp.	5,524	535,386

Anthem, Inc.	5,117	1,374,375

Cardinal Health, Inc.	7,330	344,143

Centene Corp.*	10,610	618,881

Cigna Corp.	8,638	1,463,364

CVS Health Corp.	26,852	1,568,157

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

DaVita, Inc.*	3,307	$283,245

HCA Healthcare, Inc.	8,737	1,089,329

Henry Schein, Inc.*	2,840	166,935

Humana, Inc.	2,105	871,238

Laboratory Corp. of America Holdings*	1,784	335,874

McKesson Corp.	2,494	371,431

Quest Diagnostics, Inc.	2,336	267,449

UnitedHealth Group, Inc.	15,998	4,987,696

Universal Health Services, Inc. Class B	1,831	195,954

Total Health Care Providers & Services		14,473,457

Health Care Technology – 0.1%

Cerner Corp.	2,597	187,737

Veeva Systems, Inc. Class A*	640	179,962

Total Health Care Technology		367,699

Hotels, Restaurants & Leisure – 1.4%

Aramark	2,868	75,859

Chipotle Mexican Grill, Inc.*	119	148,001

Darden Restaurants, Inc.	1,985	199,969

Domino’s Pizza, Inc.	421	179,043

Hilton Worldwide Holdings, Inc.	2,707	230,961

Las Vegas Sands Corp.	8,143	379,952

Marriott International, Inc. Class A	3,559	329,492

McDonald’s Corp.	10,770	2,363,907

MGM Resorts International	3,424	74,472

Starbucks Corp.	12,205	1,048,654

Vail Resorts, Inc.	406	86,872

Wynn Resorts Ltd.	991	71,164

Yum! Brands, Inc.	3,770	344,201

Total Hotels, Restaurants & Leisure		5,532,547

Household Durables – 0.7%

D.R. Horton, Inc.	10,759	813,703

Lennar Corp. Class A	10,996	898,153

Mohawk Industries, Inc.*	1,618	157,901

NVR, Inc.*	77	314,400

PulteGroup, Inc.	8,185	378,884

Whirlpool Corp.	1,785	328,244

Total Household Durables		2,891,285

Household Products – 1.7%

Church & Dwight Co., Inc.	2,722	255,078

Clorox Co. (The)	1,881	395,330

Colgate-Palmolive Co.	12,831	989,912

Kimberly-Clark Corp.	5,536	817,446

Procter & Gamble Co. (The)	32,602	4,531,352

Total Household Products		6,989,118

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp. (The)	14,767	267,430

Vistra Corp.	7,502	141,488

Total Independent Power & Renewable Electricity Producers		408,918

Industrial Conglomerates – 1.1%

3M Co.	10,362	1,659,785

Carlisle Cos., Inc.	944	115,517

General Electric Co.	92,998	579,377

Honeywell International, Inc.	10,893	1,793,097

Roper Technologies, Inc.	997	393,925

Total Industrial Conglomerates		4,541,701

Insurance – 2.3%

Aflac, Inc.	19,855	721,729

Alleghany Corp.	54	28,104

Allstate Corp. (The)	8,957	843,212

American Financial Group, Inc.	1,765	118,220

American International Group, Inc.	11,449	315,191

Arthur J. Gallagher & Co.	2,234	235,866

Brown & Brown, Inc.	3,166	143,325

Cincinnati Financial Corp.	2,316	180,579

CNA Financial Corp.	4,735	142,003

Fidelity National Financial, Inc.	5,591	175,054

Globe Life, Inc.	2,351	187,845

Hartford Financial Services Group, Inc. (The)	9,056	333,804

Lincoln National Corp.	5,001	156,681

Loews Corp.	3,711	128,957

Markel Corp.*	90	87,633

Marsh & McLennan Cos., Inc.	5,260	603,322

MetLife, Inc.	47,890	1,780,071

Principal Financial Group, Inc.	7,200	289,944

Progressive Corp. (The)	13,953	1,320,930

Prudential Financial, Inc.	12,582	799,209

Reinsurance Group of America, Inc.	1,535	146,117

Travelers Cos., Inc. (The)	5,811	628,692

W.R. Berkley Corp.	3,233	197,698

Total Insurance		9,564,186

Interactive Media & Services – 5.2%

Alphabet, Inc. Class A*	8,170	11,973,952

Facebook, Inc. Class A*	33,825	8,858,768

IAC/InterActiveCorp*	435	52,104

Match Group, Inc.*	936	103,568

Twitter, Inc.*	4,936	219,652

Total Interactive Media & Services		21,208,044

Internet & Direct Marketing Retail – 2.3%

Amazon.com, Inc.*	2,136	6,725,687

Booking Holdings, Inc.*	780	1,334,331

eBay, Inc.	21,700	1,130,570

Expedia Group, Inc.	1,515	138,910

Total Internet & Direct Marketing Retail		9,329,498

IT Services – 4.0%

Akamai Technologies, Inc.*	1,766	195,214

Automatic Data Processing, Inc.	4,992	696,334

Black Knight, Inc.*	844	73,470

Booz Allen Hamilton Holding Corp.	1,888	156,666

Broadridge Financial Solutions, Inc.	1,308	172,656

Cognizant Technology Solutions Corp. Class A	12,018	834,290

DXC Technology Co.	10,599	189,192

EPAM Systems, Inc.*	410	132,545

Fidelity National Information Services, Inc.	2,059	303,105

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

Fiserv, Inc.*	2,696	$277,823

FleetCor Technologies, Inc.*	885	210,719

Gartner, Inc.*	489	61,101

Global Payments, Inc.	1,147	203,684

GoDaddy, Inc. Class A*	387	29,400

International Business Machines Corp.	25,278	3,075,574

Jack Henry & Associates, Inc.	563	91,538

Leidos Holdings, Inc.	2,012	179,370

MasterCard, Inc. Class A	8,589	2,904,542

Paychex, Inc.	4,146	330,727

PayPal Holdings, Inc.*	7,943	1,565,009

VeriSign, Inc.*	1,025	209,971

Visa, Inc. Class A	21,806	4,360,546

Western Union Co. (The)	8,089	173,347

WEX, Inc.*	311	43,220

Total IT Services		16,470,043

Leisure Products – 0.0%

Hasbro, Inc.	1,476	122,095

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	3,572	360,558

Bio-Rad Laboratories, Inc. Class A*	134	69,072

Illumina, Inc.*	824	254,682

IQVIA Holdings, Inc.*	674	106,243

Mettler-Toledo International, Inc.*	231	223,088

PerkinElmer, Inc.	971	121,870

Thermo Fisher Scientific, Inc.	3,685	1,627,001

Waters Corp.*	920	180,025

Total Life Sciences Tools & Services		2,942,539

Machinery – 2.2%

Caterpillar, Inc.	14,678	2,189,224

Cummins, Inc.	4,582	967,535

Deere & Co.	6,510	1,442,811

Dover Corp.	2,139	231,739

Fortive Corp.	2,836	216,132

IDEX Corp.	976	178,032

Illinois Tool Works, Inc.	4,950	956,389

Nordson Corp.	633	121,422

Otis Worldwide Corp.	5,737	358,104

PACCAR, Inc.	9,524	812,207

Parker-Hannifin Corp.	2,613	528,714

Snap-on, Inc.	1,415	208,189

Stanley Black & Decker, Inc.	2,216	359,435

Westinghouse Air Brake Technologies Corp.	1,201	74,318

Xylem, Inc.	2,338	196,673

Total Machinery		8,840,924

Media – 1.9%

Altice USA, Inc. Class A*	5,354	139,204

Cable One, Inc.	39	73,532

Charter Communications, Inc. Class A*	1,181	737,346

Comcast Corp. Class A	89,713	4,150,123

Discovery, Inc. Class A*(a)	22,621	492,459

DISH Network Corp. Class A*	13,415	389,438

Fox Corp. Class A	16,135	449,037

Liberty Broadband Corp. Class C*	221	31,574

Liberty Media Corp. – Liberty SiriusXM Series C*	4,097	135,529

Omnicom Group, Inc.	5,780	286,110

Sirius XM Holdings, Inc.(a)	55,667	298,375

ViacomCBS, Inc. Class B	17,221	482,360

Total Media		7,665,087

Metals & Mining – 0.2%

Arconic Corp.*	2,255	42,958

Newmont Corp.	5,968	378,669

Nucor Corp.	11,294	506,649

Total Metals & Mining		928,276

Multi-Utilities – 0.9%

Ameren Corp.	3,032	239,771

CenterPoint Energy, Inc.	12,318	238,353

CMS Energy Corp.	3,152	193,564

Consolidated Edison, Inc.	5,345	415,841

Dominion Energy, Inc.	12,077	953,238

DTE Energy Co.	2,464	283,459

NiSource, Inc.	4,531	99,682

Public Service Enterprise Group, Inc.	7,640	419,512

Sempra Energy	2,971	351,647

WEC Energy Group, Inc.	3,502	339,344

Total Multi-Utilities		3,534,411

Multiline Retail – 0.6%

Dollar General Corp.	3,553	744,780

Dollar Tree, Inc.*	4,189	382,623

Target Corp.	8,226	1,294,937

Total Multiline Retail		2,422,340

Oil, Gas & Consumable Fuels – 2.5%

Chevron Corp.	38,614	2,780,208

Concho Resources, Inc.	5,539	244,381

ConocoPhillips	29,168	957,877

Continental Resources, Inc.(a)	9,151	112,374

Diamondback Energy, Inc.	3,629	109,306

EOG Resources, Inc.	14,409	517,859

Exxon Mobil Corp.	68,433	2,349,305

Hess Corp.	53	2,169

Kinder Morgan, Inc.	37,861	466,826

Marathon Oil Corp.	14,961	61,191

Marathon Petroleum Corp.	22,273	653,490

Occidental Petroleum Corp.	18,943	189,619

ONEOK, Inc.	5,755	149,515

Phillips 66	16,065	832,810

Pioneer Natural Resources Co.	2,360	202,936

Valero Energy Corp.	8,019	347,383

Williams Cos., Inc. (The)	17,230	338,570

Total Oil, Gas & Consumable Fuels		10,315,819

Personal Products – 0.2%

Coty, Inc. Class A(a)	6,080	16,416

Estee Lauder Cos., Inc. (The) Class A	3,483	760,165

Total Personal Products		776,581

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

Pharmaceuticals – 4.3%

Bristol-Myers Squibb Co.	30,239	$1,823,109

Elanco Animal Health, Inc.*	3,254	90,884

Eli Lilly & Co.	12,998	1,923,964

Johnson & Johnson	40,868	6,084,428

Merck & Co., Inc.	37,241	3,089,141

Pfizer, Inc.	101,542	3,726,591

Zoetis, Inc.	4,148	685,955

Total Pharmaceuticals		17,424,072

Professional Services – 0.1%

CoStar Group, Inc.*	189	160,369

TransUnion	1,287	108,275

Verisk Analytics, Inc.	1,087	201,432

Total Professional Services		470,076

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	6,401	300,655

Road & Rail – 1.3%

CSX Corp.	15,613	1,212,662

JB Hunt Transport Services, Inc.	1,357	171,498

Kansas City Southern	1,445	261,299

Norfolk Southern Corp.	4,793	1,025,654

Old Dominion Freight Line, Inc.	1,699	307,383

Union Pacific Corp.	11,340	2,232,506

Total Road & Rail		5,211,002

Semiconductors & Semiconductor Equipment – 4.8%

Advanced Micro Devices, Inc.*	1,433	117,492

Analog Devices, Inc.	4,396	513,189

Applied Materials, Inc.	17,226	1,024,086

Broadcom, Inc.	2,914	1,061,628

Intel Corp.	106,406	5,509,703

KLA Corp.	2,129	412,472

Lam Research Corp.	2,842	942,834

Maxim Integrated Products, Inc.	3,908	264,220

Microchip Technology, Inc.	1,201	123,415

Micron Technology, Inc.*	48,843	2,293,667

NVIDIA Corp.	3,491	1,889,399

ON Semiconductor Corp.*	7,186	155,864

Qorvo, Inc.*	718	92,629

QUALCOMM, Inc.	20,818	2,449,862

Skyworks Solutions, Inc.	2,796	406,818

Teradyne, Inc.	2,275	180,772

Texas Instruments, Inc.	13,653	1,949,512

Universal Display Corp.	211	38,136

Xilinx, Inc.	3,545	369,531

Total Semiconductors & Semiconductor Equipment		19,795,229

Software – 7.0%

Adobe, Inc.*	2,992	1,467,367

ANSYS, Inc.*	552	180,631

Autodesk, Inc.*	211	48,743

Cadence Design Systems, Inc.*	2,324	247,808

Ceridian HCM Holding, Inc.*	211	17,439

Citrix Systems, Inc.	1,604	220,887

Fair Isaac Corp.*	211	89,755

Fortinet, Inc.*	873	102,848

Intuit, Inc.	2,031	662,533

Microsoft Corp.	85,574	17,998,779

NortonLifeLock, Inc.	4,455	92,842

Oracle Corp.	71,907	4,292,848

Paycom Software, Inc.*	211	65,684

PTC, Inc.*	177	14,641

salesforce.com, Inc.*	1,389	349,084

SS&C Technologies Holdings, Inc.	2,115	128,000

Synopsys, Inc.*	926	198,146

Trade Desk, Inc. (The) Class A*	100	51,878

Tyler Technologies, Inc.*	148	51,587

VMware, Inc. Class A*(a)	15,454	2,220,276

Total Software		28,501,776

Specialty Retail – 2.7%

Advance Auto Parts, Inc.	1,095	168,083

AutoZone, Inc.*	444	522,872

Best Buy Co., Inc.	6,256	696,230

Burlington Stores, Inc.*	621	127,982

CarMax, Inc.*	3,037	279,131

Home Depot, Inc. (The)	18,164	5,044,324

Lowe’s Cos., Inc.	10,200	1,691,772

O’Reilly Automotive, Inc.*	1,056	486,901

Ross Stores, Inc.	4,678	436,551

Tiffany & Co.	1,368	158,483

TJX Cos., Inc. (The)	17,502	973,986

Tractor Supply Co.	2,039	292,270

Ulta Beauty, Inc.*	891	199,566

Total Specialty Retail		11,078,151

Technology Hardware, Storage & Peripherals – 7.4%

Apple, Inc.	248,839	28,818,044

Hewlett Packard Enterprise Co.	31,710	297,123

HP, Inc.	52,433	995,703

NetApp, Inc.	4,681	205,215

Total Technology Hardware, Storage & Peripherals		30,316,085

Textiles, Apparel & Luxury Goods – 0.6%

NIKE, Inc. Class B	15,441	1,938,463

VF Corp.	5,743	403,446

Total Textiles, Apparel & Luxury Goods		2,341,909

Tobacco – 1.0%

Altria Group, Inc.	48,344	1,868,012

Philip Morris International, Inc.	31,432	2,357,086

Total Tobacco		4,225,098

Trading Companies & Distributors – 0.3%

Fastenal Co.	7,151	322,439

United Rentals, Inc.*	2,397	418,276

W.W. Grainger, Inc.	1,025	365,689

Total Trading Companies & Distributors		1,106,404

Water Utilities – 0.1%

American Water Works Co., Inc.	1,720	249,194

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2020

Investments	Shares	Value

Essential Utilities, Inc.	1,577	$63,474

Total Water Utilities		312,668

Wireless Telecommunication Services – 0.5%

T-Mobile U.S., Inc.*	17,227	1,970,080
TOTAL COMMON STOCKS (Cost: $384,940,401)		408,250,440

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. High Dividend Fund(b) (Cost: $274,105)	4,760	297,452

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $1,915,930)	1,915,930	1,915,930

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $387,130,436)		410,463,822

Other Assets less Liabilities – (0.4)%		(1,468,364)

NET ASSETS – 100.0%		$408,995,458

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,233,290 and the total market value of the collateral held by the Fund was $3,314,930. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,399,000.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. High Dividend Fund	$513,645	$3,200,605	$3,415,213	$(74,018)	$72,433	$297,452	$23,647

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$408,250,440	$—	$—	$408,250,440
Exchange-Traded Fund	297,452	—	—	297,452
Investment of Cash Collateral for Securities Loaned	—	1,915,930	—	1,915,930
Total Investments in Securities	$408,547,892	$1,915,930	$—	$410,463,822

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 0.6%

BWX Technologies, Inc.	82,164	$4,626,655

Curtiss-Wright Corp.	14,608	1,362,342

Huntington Ingalls Industries, Inc.	42,690	6,008,617

Spirit AeroSystems Holdings, Inc. Class A	31,780	600,960

Textron, Inc.	26,119	942,635

Total Aerospace & Defense		13,541,209

Air Freight & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.	229,059	23,407,539

Expeditors International of Washington, Inc.	142,303	12,881,268

Total Air Freight & Logistics		36,288,807

Auto Components – 0.7%

BorgWarner, Inc.	213,051	8,253,595

Gentex Corp.	288,221	7,421,691

Total Auto Components		15,675,286

Automobiles – 0.7%

Harley-Davidson, Inc.	390,733	9,588,588

Thor Industries, Inc.(a)	82,146	7,825,228

Total Automobiles		17,413,816

Banks – 8.1%

Associated Banc-Corp.	322,207	4,066,252

Bank of Hawaii Corp.(a)	75,137	3,795,921

Bank OZK	260,561	5,555,161

BankUnited, Inc.	139,097	3,047,615

BOK Financial Corp.	105,395	5,428,896

CIT Group, Inc.	192,807	3,414,612

Comerica, Inc.	343,763	13,148,935

Commerce Bancshares, Inc.(a)	107,377	6,044,251

Community Bank System, Inc.	73,688	4,013,048

Cullen/Frost Bankers, Inc.(a)	117,844	7,536,124

East West Bancorp, Inc.	217,432	7,118,724

First Citizens BancShares, Inc. Class A	1,960	624,809

First Financial Bankshares, Inc.	116,602	3,254,362

First Hawaiian, Inc.(a)	302,125	4,371,749

First Horizon National Corp.	1,031,819	9,730,053

FNB Corp.	768,254	5,208,762

Glacier Bancorp, Inc.	148,191	4,749,522

Hancock Whitney Corp.	131,346	2,470,618

Investors Bancorp, Inc.	626,737	4,550,111

PacWest Bancorp	475,107	8,114,828

People’s United Financial, Inc.	1,190,970	12,278,901

Pinnacle Financial Partners, Inc.	43,771	1,557,810

Popular, Inc.	123,185	4,467,920

Prosperity Bancshares, Inc.	155,427	8,055,781

Signature Bank	57,451	4,767,859

Sterling Bancorp	170,658	1,795,322

Synovus Financial Corp.	281,359	5,956,370

TCF Financial Corp.	294,559	6,880,898

UMB Financial Corp.	52,938	2,594,491

Umpqua Holdings Corp.	670,580	$7,121,560

United Bankshares, Inc.(a)	233,593	5,015,242

Valley National Bancorp	986,807	6,759,628

Webster Financial Corp.	180,983	4,779,761

Western Alliance Bancorp	118,539	3,748,203

Wintrust Financial Corp.	59,089	2,366,514

Zions Bancorp N.A.	285,811	8,351,397

Total Banks		192,742,010

Building Products – 2.2%

A.O. Smith Corp.	175,395	9,260,856

Armstrong World Industries, Inc.	31,963	2,199,374

Fortune Brands Home & Security, Inc.	120,515	10,426,958

Lennox International, Inc.	28,902	7,878,974

Masco Corp.	215,346	11,872,025

Owens Corning	107,164	7,373,955

Simpson Manufacturing Co., Inc.	32,910	3,197,535

Total Building Products		52,209,677

Capital Markets – 4.4%

Affiliated Managers Group, Inc.(a)	58,915	4,028,608

Ares Management Corp. Class A	271,719	10,982,882

CBOE Global Markets, Inc.	88,905	7,800,525

E*TRADE Financial Corp.	176,767	8,847,188

Eaton Vance Corp.	226,524	8,641,891

FactSet Research Systems, Inc.	25,471	8,529,728

Federated Hermes, Inc. Class B	206,411	4,439,901

Franklin Resources, Inc.	1,280,506	26,058,297

Interactive Brokers Group, Inc. Class A	43,923	2,122,799

LPL Financial Holdings, Inc.	52,965	4,060,826

Morningstar, Inc.	19,736	3,169,799

Raymond James Financial, Inc.	142,466	10,365,826

SEI Investments Co.	91,578	4,644,836

Stifel Financial Corp.	41,115	2,078,774

Total Capital Markets		105,771,880

Chemicals – 5.2%

Albemarle Corp.	147,491	13,167,996

Ashland Global Holdings, Inc.	54,484	3,864,005

Balchem Corp.	7,265	709,282

CF Industries Holdings, Inc.	370,060	11,364,543

Eastman Chemical Co.	290,327	22,680,345

FMC Corp.	131,741	13,952,689

Huntsman Corp.	408,945	9,082,668

Mosaic Co. (The)	263,402	4,812,355

NewMarket Corp.	12,456	4,263,938

RPM International, Inc.	158,540	13,133,454

Scotts Miracle-Gro Co. (The)	85,920	13,138,027

Valvoline, Inc.	251,503	4,788,617

W.R. Grace & Co.	66,593	2,683,032

Westlake Chemical Corp.(a)	123,039	7,778,526

Total Chemicals		125,419,477

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2020

Investments	Shares	Value

Commercial Services & Supplies – 1.3%

ADT, Inc.	862,238	$7,044,484

Brink’s Co. (The)(a)	28,911	1,187,953

MSA Safety, Inc.	40,469	5,429,726

Rollins, Inc.	265,484	14,386,578

Tetra Tech, Inc.	30,559	2,918,385

Total Commercial Services & Supplies		30,967,126

Communications Equipment – 0.8%

Juniper Networks, Inc.	674,477	14,501,255

Ubiquiti, Inc.(a)	31,345	5,223,958

Total Communications Equipment		19,725,213

Construction & Engineering – 0.4%

EMCOR Group, Inc.	13,415	908,330

Jacobs Engineering Group, Inc.	72,813	6,754,862

Quanta Services, Inc.	32,628	1,724,716

Total Construction & Engineering		9,387,908

Consumer Finance – 1.6%

Ally Financial, Inc.	522,764	13,105,693

FirstCash, Inc.	35,694	2,042,054

OneMain Holdings, Inc.	193,728	6,054,000

Santander Consumer USA Holdings, Inc.(a)	803,450	14,614,756

SLM Corp.	407,966	3,300,445

Total Consumer Finance		39,116,948

Containers & Packaging – 3.7%

AptarGroup, Inc.	56,798	6,429,534

Avery Dennison Corp.	94,668	12,102,357

Graphic Packaging Holding Co.	386,111	5,440,304

Packaging Corp. of America	173,841	18,957,361

Sealed Air Corp.	159,266	6,181,113

Silgan Holdings, Inc.	104,316	3,835,699

Sonoco Products Co.	181,264	9,257,153

WestRock Co.	745,533	25,899,816

Total Containers & Packaging		88,103,337

Distributors – 0.4%

Pool Corp.	30,126	10,078,352

Diversified Consumer Services – 0.7%

H&R Block, Inc.(a)	571,632	9,311,885

Service Corp. International(a)	178,885	7,545,370

Total Diversified Consumer Services		16,857,255

Diversified Financial Services – 1.1%

Equitable Holdings, Inc.	725,063	13,225,149

Jefferies Financial Group, Inc.	442,822	7,970,796

Voya Financial, Inc.	85,520	4,098,974

Total Diversified Financial Services		25,294,919

Electric Utilities – 3.6%

ALLETE, Inc.	96,639	5,000,102

Alliant Energy Corp.	416,169	21,495,129

Hawaiian Electric Industries, Inc.	204,735	6,805,391

IDACORP, Inc.	81,692	$6,527,191

NRG Energy, Inc.	72,755	2,236,489

OGE Energy Corp.	455,146	13,649,828

Pinnacle West Capital Corp.	262,454	19,565,946

PNM Resources, Inc.(a)	113,190	4,678,143

Portland General Electric Co.	161,151	5,720,860

Total Electric Utilities		85,679,079

Electrical Equipment – 0.8%

Acuity Brands, Inc.(a)	10,043	1,027,901

GrafTech International Ltd.(a)	487,331	3,333,344

Hubbell, Inc.	85,510	11,701,188

Regal Beloit Corp.	37,166	3,488,773

Total Electrical Equipment		19,551,206

Electronic Equipment, Instruments & Components – 1.2%

Avnet, Inc.	130,075	3,361,138

Cognex Corp.	52,033	3,387,348

Dolby Laboratories, Inc. Class A	53,152	3,522,915

FLIR Systems, Inc.	121,173	4,344,052

Jabil, Inc.	106,330	3,642,866

Littelfuse, Inc.	15,289	2,711,351

National Instruments Corp.	194,285	6,935,974

Total Electronic Equipment, Instruments & Components		27,905,644

Energy Equipment & Services – 0.3%

Helmerich & Payne, Inc.	472,782	6,926,256

Equity Real Estate Investment Trusts (REITs) – 14.7%

American Campus Communities, Inc.	176,144	6,150,948

American Homes 4 Rent Class A	75,030	2,136,854

Americold Realty Trust	144,662	5,171,667

Apartment Investment & Management Co. Class A	138,824	4,681,145

Brixmor Property Group, Inc.(a)	510,395	5,966,518

Camden Property Trust	91,591	8,149,767

CoreSite Realty Corp.	52,225	6,208,508

Corporate Office Properties Trust	128,301	3,043,300

Cousins Properties, Inc.	129,191	3,693,571

CubeSmart	259,704	8,391,036

CyrusOne, Inc.	115,070	8,058,352

Douglas Emmett, Inc.	136,068	3,415,307

Duke Realty Corp.	313,435	11,565,751

EastGroup Properties, Inc.	25,281	3,269,592

Equity LifeStyle Properties, Inc.	98,127	6,015,185

Extra Space Storage, Inc.	141,345	15,122,502

Federal Realty Investment Trust	77,907	5,721,490

First Industrial Realty Trust, Inc.	84,059	3,345,548

Gaming and Leisure Properties, Inc.	464,298	17,146,525

Healthcare Realty Trust, Inc.	158,643	4,778,327

Healthcare Trust of America, Inc. Class A	282,796	7,352,696

Highwoods Properties, Inc.	132,975	4,463,971

Hudson Pacific Properties, Inc.	133,484	2,927,304

Iron Mountain, Inc.(a)	711,461	19,060,040

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2020

Investments	Shares	Value

JBG SMITH Properties	102,504	$2,740,957

Kilroy Realty Corp.	78,464	4,076,989

Kimco Realty Corp.	723,059	8,141,644

Lamar Advertising Co. Class A	117,788	7,794,032

Life Storage, Inc.	55,888	5,883,330

Macerich Co. (The)(a)	529,476	3,595,142

Medical Properties Trust, Inc.	860,408	15,168,993

National Health Investors, Inc.	72,391	4,363,006

National Retail Properties, Inc.	209,153	7,217,870

Omega Healthcare Investors, Inc.	449,677	13,463,329

Outfront Media, Inc.	253,478	3,688,105

Park Hotels & Resorts, Inc.	537,622	5,370,844

Pebblebrook Hotel Trust	265,320	3,324,460

Physicians Realty Trust	289,981	5,193,560

PS Business Parks, Inc.	20,648	2,527,109

Rayonier, Inc.	142,429	3,765,823

Regency Centers Corp.	203,910	7,752,658

Rexford Industrial Realty, Inc.	57,363	2,624,931

Sabra Health Care REIT, Inc.	517,814	7,138,066

Service Properties Trust	475,828	3,782,833

SL Green Realty Corp.	104,673	4,853,687

Spirit Realty Capital, Inc.	154,224	5,205,060

STAG Industrial, Inc.	197,933	6,034,977

STORE Capital Corp.	269,501	7,392,412

Terreno Realty Corp.	42,446	2,324,343

VEREIT, Inc.	2,031,277	13,203,300

VICI Properties, Inc.	710,392	16,601,861

Vornado Realty Trust(a)	244,465	8,240,915

Weingarten Realty Investors	212,078	3,596,843

Total Equity Real Estate Investment Trusts (REITs)		350,902,983

Food & Staples Retailing – 0.1%

Casey’s General Stores, Inc.	18,962	3,368,599

Food Products – 3.8%

Campbell Soup Co.	563,305	27,247,063

Flowers Foods, Inc.	472,410	11,493,735

Ingredion, Inc.	120,997	9,157,053

J&J Snack Foods Corp.	12,391	1,615,662

J.M. Smucker Co. (The)	252,886	29,213,391

Lamb Weston Holdings, Inc.	92,621	6,137,994

Lancaster Colony Corp.	30,521	5,457,155

Sanderson Farms, Inc.	9,971	1,176,279

Seaboard Corp.	66	187,221

Total Food Products		91,685,553

Gas Utilities – 2.4%

Atmos Energy Corp.	164,067	15,683,165

National Fuel Gas Co.	204,016	8,281,009

New Jersey Resources Corp.	165,036	4,459,273

ONE Gas, Inc.	71,865	4,959,404

Southwest Gas Holdings, Inc.	97,083	6,125,937

Spire, Inc.	99,720	5,305,104

UGI Corp.	389,479	12,845,017

Total Gas Utilities		57,658,909

Health Care Equipment & Supplies – 0.7%

CONMED Corp.	12,390	974,721

Dentsply Sirona, Inc.	114,809	5,020,598

Hill-Rom Holdings, Inc.	32,963	2,752,740

West Pharmaceutical Services, Inc.	25,500	7,009,950

Total Health Care Equipment & Supplies		15,758,009

Health Care Providers & Services – 0.4%

Chemed Corp.	4,541	2,181,269

Encompass Health Corp.	100,963	6,560,576

Total Health Care Providers & Services		8,741,845

Hotels, Restaurants & Leisure – 1.6%

Aramark	174,272	4,609,494

Churchill Downs, Inc.	19,001	3,112,744

Domino’s Pizza, Inc.	24,078	10,239,892

Wendy’s Co. (The)	324,166	7,227,281

Wyndham Destinations, Inc.	213,506	6,567,445

Wyndham Hotels & Resorts, Inc.	125,596	6,342,598

Total Hotels, Restaurants & Leisure		38,099,454

Household Durables – 3.0%

Leggett & Platt, Inc.	260,931	10,742,529

Newell Brands, Inc.	1,288,662	22,113,440

PulteGroup, Inc.	216,905	10,040,532

Toll Brothers, Inc.	94,266	4,586,984

Whirlpool Corp.(a)	131,326	24,149,538

Total Household Durables		71,633,023

Household Products – 0.2%

Energizer Holdings, Inc.	102,927	4,028,563

Independent Power & Renewable Electricity Producers – 1.5%

AES Corp. (The)	1,217,800	22,054,358

Ormat Technologies, Inc.	15,063	890,374

Vistra Corp.	647,657	12,214,811

Total Independent Power & Renewable Electricity Producers		35,159,543

Industrial Conglomerates – 0.3%

Carlisle Cos., Inc.(a)	49,193	6,019,747

Insurance – 5.9%

American Financial Group, Inc.	94,863	6,353,924

American National Group, Inc.	53,903	3,640,070

Assurant, Inc.	75,495	9,158,298

Brown & Brown, Inc.	157,109	7,112,324

CNA Financial Corp.	545,938	16,372,681

Erie Indemnity Co. Class A	61,953	13,027,477

Fidelity National Financial, Inc.	493,654	15,456,307

First American Financial Corp.	199,754	10,169,476

Globe Life, Inc.	42,046	3,359,475

Hanover Insurance Group, Inc. (The)	47,572	4,432,759

Kemper Corp.	60,077	4,014,946

Lincoln National Corp.	340,025	10,652,983

Old Republic International Corp.	696,164	10,261,457

Primerica, Inc.	25,197	2,850,788

Reinsurance Group of America, Inc.	66,936	6,371,638

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2020

Investments	Shares	Value

RLI Corp.	28,790	$2,410,587

Selective Insurance Group, Inc.	47,773	2,459,832

Unum Group	498,494	8,389,654

W.R. Berkley Corp.	75,211	4,599,153

Total Insurance		141,093,829

IT Services – 3.0%

Alliance Data Systems Corp.	66,897	2,808,336

Booz Allen Hamilton Holding Corp.	141,075	11,706,404

DXC Technology Co.	368,869	6,584,312

Jack Henry & Associates, Inc.	52,981	8,614,181

KBR, Inc.	96,404	2,155,593

Leidos Holdings, Inc.	133,228	11,877,276

MAXIMUS, Inc.	60,020	4,105,968

Perspecta, Inc.	96,882	1,884,355

Science Applications International Corp.	65,005	5,097,692

Western Union Co. (The)	791,545	16,962,809

Total IT Services		71,796,926

Leisure Products – 1.4%

Brunswick Corp.	89,109	5,249,411

Hasbro, Inc.	227,635	18,829,968

Polaris, Inc.	99,418	9,379,094

Total Leisure Products		33,458,473

Life Sciences Tools & Services – 0.4%

Bio-Techne Corp.	19,968	4,946,673

Bruker Corp.	43,998	1,748,920

PerkinElmer, Inc.	23,952	3,006,216

Total Life Sciences Tools & Services		9,701,809

Machinery – 4.2%

AGCO Corp.	42,684	3,170,141

Allison Transmission Holdings, Inc.	104,695	3,678,982

Crane Co.	68,026	3,410,143

Donaldson Co., Inc.	118,121	5,483,177

Flowserve Corp.	130,431	3,559,462

Graco, Inc.	133,119	8,166,851

IDEX Corp.	58,666	10,701,265

ITT, Inc.	57,624	3,402,697

John Bean Technologies Corp.(a)	6,325	581,204

Lincoln Electric Holdings, Inc.	82,171	7,563,019

Nordson Corp.	38,791	7,440,890

Oshkosh Corp.	64,693	4,754,936

Snap-on, Inc.	88,387	13,004,379

Timken Co. (The)	109,991	5,963,712

Toro Co. (The)	79,993	6,715,412

Woodward, Inc.	23,730	1,902,197

Xylem, Inc.	140,253	11,798,082

Total Machinery		101,296,549

Media – 1.5%

Cable One, Inc.	2,778	5,237,725

Interpublic Group of Cos., Inc. (The)	1,005,949	16,769,170

New York Times Co. (The) Class A	64,736	2,770,053

News Corp. Class A	361,626	5,069,996

Nexstar Media Group, Inc. Class A(a)	48,501	4,361,695

TEGNA, Inc.	225,265	$2,646,864

Total Media		36,855,503

Metals & Mining – 1.0%

Reliance Steel & Aluminum Co.	80,918	8,256,872

Royal Gold, Inc.	45,787	5,502,224

Steel Dynamics, Inc.	383,503	10,979,691

Total Metals & Mining		24,738,787

Multi-Utilities – 2.6%

Black Hills Corp.	108,522	5,804,842

CenterPoint Energy, Inc.	1,427,532	27,622,744

MDU Resources Group, Inc.	372,474	8,380,665

NiSource, Inc.	717,334	15,781,348

NorthWestern Corp.	101,769	4,950,044

Total Multi-Utilities		62,539,643

Oil, Gas & Consumable Fuels – 2.8%

Apache Corp.	1,136,348	10,761,216

Cabot Oil & Gas Corp.	651,598	11,311,741

Cimarex Energy Co.	112,877	2,746,297

Devon Energy Corp.	376,010	3,557,055

Diamondback Energy, Inc.	90,979	2,740,288

HollyFrontier Corp.	286,602	5,648,925

Murphy Oil Corp.	406,196	3,623,268

Noble Energy, Inc.	657,728	5,623,574

Parsley Energy, Inc. Class A(a)	98,555	922,475

Targa Resources Corp.	1,466,998	20,581,982

Total Oil, Gas & Consumable Fuels		67,516,821

Paper & Forest Products – 0.2%

Louisiana-Pacific Corp.	177,411	5,235,399

Professional Services – 0.7%

Exponent, Inc.	31,665	2,280,830

ManpowerGroup, Inc.	89,789	6,584,228

Robert Half International, Inc.	147,563	7,811,985

Total Professional Services		16,677,043

Real Estate Management & Development – 0.1%

Kennedy-Wilson Holdings, Inc.	152,999	2,221,545

Road & Rail – 0.5%

JB Hunt Transport Services, Inc.	61,877	7,820,015

Knight-Swift Transportation Holdings, Inc.	63,569	2,587,259

Landstar System, Inc.	15,690	1,968,938

Total Road & Rail		12,376,212

Semiconductors & Semiconductor Equipment – 1.2%

Brooks Automation, Inc.	42,600	1,970,676

CMC Materials, Inc.	24,929	3,560,111

Entegris, Inc.	70,198	5,218,519

MKS Instruments, Inc.	32,228	3,520,264

Monolithic Power Systems, Inc.	24,749	6,920,068

Teradyne, Inc.	73,407	5,832,920

Universal Display Corp.	5,779	1,044,497

Total Semiconductors & Semiconductor Equipment		28,067,055

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2020

Investments	Shares	Value

Software – 0.2%

CDK Global, Inc.	78,652	$3,428,441

Pegasystems, Inc.	11,835	1,432,508

Total Software		4,860,949

Specialty Retail – 1.4%

Aaron’s, Inc.	12,136	687,504

Advance Auto Parts, Inc.	6,595	1,012,333

Lithia Motors, Inc. Class A	11,117	2,534,009

Tractor Supply Co.	112,680	16,151,551

Williams-Sonoma, Inc.	141,649	12,810,736

Total Specialty Retail		33,196,133

Technology Hardware, Storage & Peripherals – 1.1%

NetApp, Inc.	440,312	19,303,278

Xerox Holdings Corp.	368,046	6,908,224

Total Technology Hardware, Storage & Peripherals		26,211,502

Textiles, Apparel & Luxury Goods – 0.6%

Hanesbrands, Inc.(a)	964,443	15,189,977

Thrifts & Mortgage Finance – 1.3%

MGIC Investment Corp.	363,570	3,221,230

New York Community Bancorp, Inc.	1,720,220	14,226,220

Radian Group, Inc.	4,789	69,967

TFS Financial Corp.	939,749	13,804,913

Total Thrifts & Mortgage Finance		31,322,330

Trading Companies & Distributors – 1.1%

Air Lease Corp.	86,872	2,555,774

MSC Industrial Direct Co., Inc. Class A	115,298	7,296,058

Watsco, Inc.(a)	75,379	17,555,015

Total Trading Companies & Distributors		27,406,847

Water Utilities – 0.5%

Essential Utilities, Inc.	283,222	11,399,686
TOTAL COMMON STOCKS (Cost: $2,639,605,382)		2,384,874,651

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. LargeCap Dividend Fund(a)(b)
(Cost: $4,641,040)	47,630	4,622,015

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%

United States – 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $48,018,754)	48,018,754	48,018,754

TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $2,692,265,176)		2,437,515,420

Other Assets less Liabilities – (1.9)%		(45,120,666)

NET ASSETS – 100.0%		$2,392,394,754

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $100,836,675 and the total market value of the collateral held by the Fund was $102,748,374. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,729,620.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$8,731,483	$12,419,740	$17,235,278	$609,995	$96,075	$4,622,015	$55,703

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,384,874,651	$—	$—	$2,384,874,651
Exchange-Traded Fund	4,622,015	—	—	4,622,015
Investment of Cash Collateral for Securities Loaned	—	48,018,754	—	48,018,754
Total Investments in Securities	$2,389,496,666	$48,018,754	$—	$2,437,515,420

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 0.9%

Aerojet Rocketdyne Holdings, Inc.*(a)	17,329	$691,254

Axon Enterprise, Inc.*(a)	638	57,867

BWX Technologies, Inc.	17,890	1,007,386

Curtiss-Wright Corp.	9,401	876,737

Hexcel Corp.	19,048	639,060

Mercury Systems, Inc.*	4,000	309,840

Moog, Inc. Class A	9,718	617,384

Parsons Corp.*	9,933	333,153

Total Aerospace & Defense		4,532,681

Air Freight & Logistics – 0.3%

XPO Logistics, Inc.*(a)	20,396	1,726,725

Airlines – 1.1%

Alaska Air Group, Inc.	46,420	1,700,365

Allegiant Travel Co.(a)	5,775	691,845

JetBlue Airways Corp.*	135,758	1,538,138

SkyWest, Inc.	23,236	693,827

Spirit Airlines, Inc.*	42,740	688,114

Total Airlines		5,312,289

Auto Components – 2.6%

BorgWarner, Inc.	86,397	3,347,020

Dana, Inc.	128,989	1,589,144

Dorman Products, Inc.*	6,370	575,721

Fox Factory Holding Corp.*(a)	6,777	503,734

Gentex Corp.	68,410	1,761,558

Goodyear Tire & Rubber Co. (The)	121,068	928,592

LCI Industries	6,370	677,067

Lear Corp.	33,422	3,644,669

Visteon Corp.*	4,365	302,145

Total Auto Components		13,329,650

Automobiles – 0.5%

Harley-Davidson, Inc.	54,037	1,326,068

Thor Industries, Inc.(a)	14,863	1,415,849

Total Automobiles		2,741,917

Banks – 9.6%

Ameris Bancorp	20,897	476,034

Associated Banc-Corp.	65,884	831,456

Atlantic Union Bankshares Corp.	27,083	578,764

BancorpSouth Bank	30,977	600,334

Bank of Hawaii Corp.	11,300	570,876

Bank OZK	60,649	1,293,037

BankUnited, Inc.	35,979	788,300

BOK Financial Corp.	26,427	1,361,255

Cathay General Bancorp	32,560	705,901

CIT Group, Inc.	35,238	624,065

Columbia Banking System, Inc.	22,731	542,134

Commerce Bancshares, Inc.	29,036	1,634,436

Community Bank System, Inc.	11,012	599,714

Cullen/Frost Bankers, Inc.	22,106	1,413,679

CVB Financial Corp.	45,453	755,883

East West Bancorp, Inc.	62,816	$2,056,596

First Citizens BancShares, Inc. Class A	3,849	1,226,984

First Financial Bancorp	38,323	460,068

First Financial Bankshares, Inc.	20,664	576,732

First Hawaiian, Inc.	46,482	672,595

First Horizon National Corp.	236,313	2,228,432

First Midwest Bancorp, Inc.	43,063	464,219

FNB Corp.	136,426	924,968

Fulton Financial Corp.	59,691	556,917

Glacier Bancorp, Inc.	21,768	697,664

Hancock Whitney Corp.	32,203	605,738

Home BancShares, Inc.	68,271	1,034,988

Independent Bank Corp.	9,545	499,967

Independent Bank Group, Inc.(a)	15,553	687,132

International Bancshares Corp.	22,596	588,852

Investors Bancorp, Inc.	72,721	527,954

Old National Bancorp	56,889	714,526

PacWest Bancorp	57,208	977,113

People’s United Financial, Inc.	138,899	1,432,049

Pinnacle Financial Partners, Inc.	28,668	1,020,294

Prosperity Bancshares, Inc.	21,412	1,109,784

Signature Bank	21,203	1,759,637

Simmons First National Corp. Class A	44,811	710,478

South State Corp.	23,664	1,139,422

Sterling Bancorp	94,210	991,089

Synovus Financial Corp.	69,754	1,476,692

TCF Financial Corp.	29,967	700,029

Texas Capital Bancshares, Inc.*	23,834	741,952

UMB Financial Corp.	12,834	628,994

Umpqua Holdings Corp.	91,953	976,541

United Bankshares, Inc.(a)	30,977	665,076

United Community Banks, Inc.	27,778	470,282

Valley National Bancorp	115,397	790,469

Webster Financial Corp.	33,958	896,831

WesBanco, Inc.	21,400	457,104

Western Alliance Bancorp	39,752	1,256,958

Wintrust Financial Corp.	23,190	928,760

Zions Bancorp N.A.	73,915	2,159,796

Total Banks		48,589,550

Beverages – 0.4%

Boston Beer Co., Inc. (The) Class A*	1,554	1,372,741

National Beverage Corp.*(a)	11,295	768,173

Total Beverages		2,140,914

Biotechnology – 0.7%

Arrowhead Pharmaceuticals, Inc.*(a)	4,787	206,128

Emergent BioSolutions, Inc.*	1,038	107,257

Exelixis, Inc.*	114,814	2,807,202

FibroGen, Inc.*(a)	4,251	174,801

Total Biotechnology		3,295,388

Building Products – 2.1%

A.O. Smith Corp.	39,358	2,078,102

AAON, Inc.	4,652	280,283

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Armstrong World Industries, Inc.	10,768	$740,946

Builders FirstSource, Inc.*	44,129	1,439,488

JELD-WEN Holding, Inc.*	25,000	565,000

Owens Corning	40,213	2,767,057

Simpson Manufacturing Co., Inc.	6,962	676,428

Trex Co., Inc.*(a)	14,324	1,025,598

UFP Industries, Inc.	16,572	936,484

Total Building Products		10,509,386

Capital Markets – 2.0%

Cohen & Steers, Inc.	7,314	407,682

Eaton Vance Corp.	41,642	1,588,642

Evercore, Inc. Class A	22,386	1,465,388

Federated Hermes, Inc. Class B	34,365	739,191

Interactive Brokers Group, Inc. Class A	15,738	760,618

LPL Financial Holdings, Inc.	29,902	2,292,586

Morningstar, Inc.	4,780	767,716

Stifel Financial Corp.	32,831	1,659,935

Tradeweb Markets, Inc. Class A(a)	12,110	702,380

Total Capital Markets		10,384,138

Chemicals – 3.7%

Albemarle Corp.	41,984	3,748,332

Ashland Global Holdings, Inc.	8,626	611,756

Avient Corp.	19,404	513,430

Balchem Corp.	3,615	352,932

Cabot Corp.	21,282	766,790

Chemours Co. (The)	105,215	2,200,046

H.B. Fuller Co.	10,267	470,023

Huntsman Corp.	81,469	1,809,427

Ingevity Corp.*	10,516	519,911

Innospec, Inc.	5,185	328,314

Mosaic Co. (The)	88,642	1,619,489

NewMarket Corp.	2,406	823,622

Olin Corp.	25,680	317,918

Quaker Chemical Corp.	1,924	345,762

Scotts Miracle-Gro Co. (The)	11,240	1,718,708

Sensient Technologies Corp.	9,390	542,179

Valvoline, Inc.	58,787	1,119,305

W.R. Grace & Co.	20,368	820,627

Total Chemicals		18,628,571

Commercial Services & Supplies – 1.2%

ABM Industries, Inc.	14,664	537,582

Brady Corp. Class A	10,280	411,406

Brink’s Co. (The)	5,481	225,214

Clean Harbors, Inc.*	4,889	273,931

Herman Miller, Inc.	17,942	541,131

IAA, Inc.*	20,723	1,079,047

KAR Auction Services, Inc.	45,986	662,198

MSA Safety, Inc.	6,074	814,949

Stericycle, Inc.*	1,924	121,327

Tetra Tech, Inc.	8,621	823,305

UniFirst Corp.	3,889	736,460

Total Commercial Services & Supplies		6,226,550

Communications Equipment – 0.7%

Acacia Communications, Inc.*	1,439	$96,989

Ciena Corp.*	32,331	1,283,217

Juniper Networks, Inc.(a)	74,024	1,591,516

Lumentum Holdings, Inc.*(a)	3,370	253,188

Viavi Solutions, Inc.*	18,181	213,263

Total Communications Equipment		3,438,173

Construction & Engineering – 1.4%

AECOM*	47,858	2,002,379

EMCOR Group, Inc.	16,719	1,132,043

MasTec, Inc.*(a)	28,534	1,204,135

Quanta Services, Inc.	44,774	2,366,753

Valmont Industries, Inc.	4,593	570,359

Total Construction & Engineering		7,275,669

Construction Materials – 0.2%

Eagle Materials, Inc.	11,109	958,929

Summit Materials, Inc. Class A*	8,740	144,559

Total Construction Materials		1,103,488

Consumer Finance – 2.6%

Credit Acceptance Corp.*(a)	6,664	2,256,697

FirstCash, Inc.	9,332	533,884

LendingTree, Inc.*(a)	979	300,445

Navient Corp.	163,764	1,383,806

OneMain Holdings, Inc.	83,932	2,622,875

Santander Consumer USA Holdings, Inc.	191,168	3,477,346

SLM Corp.	299,566	2,423,489

Total Consumer Finance		12,998,542

Containers & Packaging – 1.9%

AptarGroup, Inc.	11,555	1,308,026

Berry Global Group, Inc.*	44,784	2,163,963

Graphic Packaging Holding Co.	66,781	940,944

Greif, Inc. Class A	23,037	834,170

Sealed Air Corp.	37,367	1,450,213

Silgan Holdings, Inc.	47,327	1,740,214

Sonoco Products Co.	28,073	1,433,688

Total Containers & Packaging		9,871,218

Distributors – 0.4%

Pool Corp.	6,230	2,084,184

Diversified Consumer Services – 1.1%

frontdoor, Inc.*	15,307	595,595

Graham Holdings Co. Class B	1,024	413,809

Grand Canyon Education, Inc.*	13,131	1,049,692

H&R Block, Inc.	82,386	1,342,068

Service Corp. International(a)	35,126	1,481,615

ServiceMaster Global Holdings, Inc.*	1,253	49,970

Strategic Education, Inc.	2,697	246,694

WW International, Inc.*(a)	16,226	306,185

Total Diversified Consumer Services		5,485,628

Diversified Financial Services – 0.4%

Jefferies Financial Group, Inc.	17,408	313,344

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Voya Financial, Inc.	39,251	$1,881,300

Total Diversified Financial Services		2,194,644

Diversified Telecommunication Services – 0.6%

Cogent Communications Holdings, Inc.	1,924	115,536

GCI Liberty, Inc. Class A*	35,792	2,933,513

Total Diversified Telecommunication Services		3,049,049

Electric Utilities – 1.1%

ALLETE, Inc.	8,740	452,208

Hawaiian Electric Industries, Inc.	18,476	614,142

IDACORP, Inc.	7,904	631,530

MGE Energy, Inc.	4,296	269,187

OGE Energy Corp.	44,297	1,328,467

PG&E Corp.*	140,372	1,318,093

PNM Resources, Inc.(a)	10,260	424,046

Portland General Electric Co.	14,516	515,318

Total Electric Utilities		5,552,991

Electrical Equipment – 2.0%

Acuity Brands, Inc.	11,831	1,210,903

EnerSys	12,292	825,039

Generac Holdings, Inc.*	12,001	2,323,874

GrafTech International Ltd.	366,187	2,504,719

Hubbell, Inc.	13,291	1,818,740

Regal Beloit Corp.	13,631	1,279,542

Total Electrical Equipment		9,962,817

Electronic Equipment, Instruments & Components – 3.5%

Arrow Electronics, Inc.*	44,325	3,486,604

Avnet, Inc.	32,733	845,821

Belden, Inc.	14,448	449,622

Cognex Corp.	13,747	894,929

Coherent, Inc.*	2,571	285,201

Dolby Laboratories, Inc. Class A	17,910	1,187,075

FLIR Systems, Inc.	21,181	759,339

II-VI, Inc.*(a)	9,416	381,913

Insight Enterprises, Inc.*(a)	12,012	679,639

IPG Photonics Corp.*	8,540	1,451,544

Itron, Inc.*	4,368	265,312

Jabil, Inc.	50,504	1,730,267

Littelfuse, Inc.	4,474	793,419

National Instruments Corp.	15,177	541,819

Rogers Corp.*(a)	3,582	351,251

SYNNEX Corp.	19,233	2,693,774

Vishay Intertechnology, Inc.	56,544	880,390

Total Electronic Equipment, Instruments & Components		17,677,919

Energy Equipment & Services – 0.0%

Helmerich & Payne, Inc.	15,204	222,739

Entertainment – 0.1%

Cinemark Holdings, Inc.(a)	40,029	400,290

World Wrestling Entertainment, Inc. Class A	3,040	123,029

Total Entertainment		523,319

Equity Real Estate Investment Trusts (REITs) – 3.8%

Acadia Realty Trust	6,962	73,101

Agree Realty Corp.	4,590	292,108

American Assets Trust, Inc.	3,982	95,926

American Campus Communities, Inc.	8,719	304,468

American Homes 4 Rent Class A	11,109	316,384

Americold Realty Trust	13,479	481,874

Apartment Investment & Management Co. Class A	42,978	1,449,218

Apple Hospitality REIT, Inc.	74,510	716,041

Brandywine Realty Trust	6,131	63,395

Brixmor Property Group, Inc.	55,269	646,095

Columbia Property Trust, Inc.	4,343	47,382

CoreSite Realty Corp.	3,356	398,961

Corporate Office Properties Trust	12,787	303,308

Cousins Properties, Inc.	6,866	196,299

CubeSmart	24,752	799,737

Douglas Emmett, Inc.	12,117	304,137

EastGroup Properties, Inc.	2,925	378,290

Empire State Realty Trust, Inc. Class A(a)	19,181	117,388

EPR Properties(a)	14,244	391,710

First Industrial Realty Trust, Inc.	20,815	828,437

Healthcare Realty Trust, Inc.	2,777	83,643

Healthcare Trust of America, Inc. Class A	21,518	559,468

Highwoods Properties, Inc.	14,072	472,397

Hudson Pacific Properties, Inc.	7,259	159,190

Lamar Advertising Co. Class A	19,617	1,298,057

Lexington Realty Trust	12,294	128,472

Life Storage, Inc.	6,960	732,679

Macerich Co. (The)(a)	27,813	188,850

National Health Investors, Inc.	9,509	573,107

Outfront Media, Inc.	30,719	446,962

Paramount Group, Inc.	2,218	15,704

Park Hotels & Resorts, Inc.	57,912	578,541

Physicians Realty Trust	11,808	211,481

Piedmont Office Realty Trust, Inc. Class A	11,109	150,749

PotlatchDeltic Corp.	4,874	205,195

PS Business Parks, Inc.	3,023	369,985

QTS Realty Trust, Inc. Class A(a)	147	9,264

Rayonier, Inc.	6,783	179,343

Retail Properties of America, Inc. Class A	20,174	117,211

Rexford Industrial Realty, Inc.	5,445	249,163

RLJ Lodging Trust	32,777	283,849

Ryman Hospitality Properties, Inc.	15,552	572,314

Sabra Health Care REIT, Inc.	27,994	385,897

Service Properties Trust	32,965	262,072

SL Green Realty Corp.	5,628	260,970

Spirit Realty Capital, Inc.	16,547	558,461

STAG Industrial, Inc.	6,562	200,075

Sunstone Hotel Investors, Inc.	30,956	245,791

Terreno Realty Corp.	3,369	184,487

Urban Edge Properties	42,725	415,287

Washington Real Estate Investment Trust(a)	885	17,815

Weingarten Realty Investors	38,469	652,434

Xenia Hotels & Resorts, Inc.	31,836	279,520

Total Equity Real Estate Investment Trusts (REITs)		19,252,692

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Food & Staples Retailing – 1.0%

BJ’s Wholesale Club Holdings, Inc.*	47,797	$1,985,965

Casey’s General Stores, Inc.	6,659	1,182,971

Grocery Outlet Holding Corp.*(a)	3,161	124,291

Performance Food Group Co.*	19,638	679,868

PriceSmart, Inc.	5,185	344,543

Sprouts Farmers Market, Inc.*	35,572	744,522

Total Food & Staples Retailing		5,062,160

Food Products – 1.5%

Darling Ingredients, Inc.*	21,292	767,151

Flowers Foods, Inc.	44,600	1,085,118

Hain Celestial Group, Inc. (The)*	13,123	450,119

Ingredion, Inc.	23,664	1,790,891

J&J Snack Foods Corp.	2,091	272,645

Lancaster Colony Corp.	4,170	745,596

Pilgrim’s Pride Corp.*	58,201	870,978

Post Holdings, Inc.*	12,843	1,104,498

Sanderson Farms, Inc.	1,038	122,453

Simply Good Foods Co. (The)*	7,851	173,115

TreeHouse Foods, Inc.*(a)	6,864	278,198

Total Food Products		7,660,762

Gas Utilities – 0.7%

National Fuel Gas Co.	30,665	1,244,692

New Jersey Resources Corp.	12,847	347,126

ONE Gas, Inc.	9,177	633,305

South Jersey Industries, Inc.(a)	12,887	248,332

Southwest Gas Holdings, Inc.	12,591	794,492

Spire, Inc.	7,988	424,962

Total Gas Utilities		3,692,909

Health Care Equipment & Supplies – 1.3%

Cantel Medical Corp.(a)	5,227	229,674

CONMED Corp.	1,628	128,075

Globus Medical, Inc. Class A*	11,998	594,141

Haemonetics Corp.*	4,857	423,773

Hill-Rom Holdings, Inc.	10,047	839,025

ICU Medical, Inc.*	3,754	686,081

Integer Holdings Corp.*	6,944	409,766

Integra LifeSciences Holdings Corp.*(a)	9,881	466,581

Masimo Corp.*	5,261	1,241,912

Neogen Corp.*	4,000	313,000

NuVasive, Inc.*	3,704	179,903

Penumbra, Inc.*(a)	1,038	201,766

Quidel Corp.*(a)	4,239	929,952

Total Health Care Equipment & Supplies		6,643,649

Health Care Providers & Services – 2.8%

Acadia Healthcare Co., Inc.*	24,298	716,305

Amedisys, Inc.*	3,554	840,272

AMN Healthcare Services, Inc.*	10,655	622,891

Chemed Corp.	2,186	1,050,045

Encompass Health Corp.	28,034	1,821,650

Ensign Group, Inc. (The)	11,467	654,307

HealthEquity, Inc.*	5,952	305,754

LHC Group, Inc.*	3,802	808,153

Molina Healthcare, Inc.*	28,882	5,286,561

Premier, Inc. Class A	23,224	762,444

Select Medical Holdings Corp.*	32,561	677,920

Tenet Healthcare Corp.*	19,829	486,009

Total Health Care Providers & Services		14,032,311

Health Care Technology – 0.1%

HMS Holdings Corp.*	11,921	285,508

Omnicell, Inc.*	3,355	250,484

Total Health Care Technology		535,992

Hotels, Restaurants & Leisure – 3.1%

Boyd Gaming Corp.(a)	26,431	811,167

Caesars Entertainment, Inc.*(a)	8,147	456,721

Choice Hotels International, Inc.	10,200	876,792

Churchill Downs, Inc.	4,957	812,056

Cracker Barrel Old Country Store, Inc.	6,621	759,164

Dunkin’ Brands Group, Inc.	15,186	1,243,885

Hilton Grand Vacations, Inc.*	36,288	761,322

Hyatt Hotels Corp. Class A(a)	42,548	2,270,787

Marriott Vacations Worldwide Corp.	15,553	1,412,368

Penn National Gaming, Inc.*(a)	25,226	1,833,930

Planet Fitness, Inc. Class A*	7,851	483,779

SeaWorld Entertainment, Inc.*	17,598	347,033

Six Flags Entertainment Corp.(a)	27,715	562,614

Texas Roadhouse, Inc.	12,543	762,489

Wendy’s Co. (The)	26,663	594,452

Wingstop, Inc.	1,196	163,433

Wyndham Destinations, Inc.	35,991	1,107,083

Wyndham Hotels & Resorts, Inc.	10,871	548,985

Total Hotels, Restaurants & Leisure		15,808,060

Household Durables – 2.7%

KB Home	38,063	1,461,239

Leggett & Platt, Inc.	29,577	1,217,685

MDC Holdings, Inc.	25,351	1,194,032

Meritage Homes Corp.*	16,624	1,835,123

Newell Brands, Inc.	23,191	397,958

Taylor Morrison Home Corp. Class A*	58,799	1,445,867

Tempur Sealy International, Inc.*	13,399	1,195,057

Toll Brothers, Inc.	76,323	3,713,877

TopBuild Corp.*	8,145	1,390,270

Total Household Durables		13,851,108

Household Products – 0.2%

Energizer Holdings, Inc.	14,948	585,065

Spectrum Brands Holdings, Inc.	6,072	347,075

WD-40 Co.(a)	1,549	293,241

Total Household Products		1,225,381

Independent Power & Renewable Electricity Producers – 0.1%

Ormat Technologies, Inc.(a)	6,161	364,177

Insurance – 4.5%

American Equity Investment Life Holding Co.	12,606	277,206

American National Group, Inc.	9,520	642,886

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Assurant, Inc.	9,626	$1,167,730

Brighthouse Financial, Inc.*	182,442	4,909,514

Erie Indemnity Co. Class A	8,533	1,794,319

First American Financial Corp.	44,870	2,284,332

Hanover Insurance Group, Inc. (The)	9,355	871,699

Kemper Corp.	22,021	1,471,663

Mercury General Corp.	20,977	867,819

National General Holdings Corp.	59,093	1,994,389

Old Republic International Corp.	91,133	1,343,300

Primerica, Inc.	11,891	1,345,348

RLI Corp.	6,666	558,144

Selective Insurance Group, Inc.	15,915	819,463

Unum Group	159,016	2,676,239

Total Insurance		23,024,051

Interactive Media & Services – 0.9%

Cargurus, Inc.*(a)	5,093	110,161

Match Group, Inc.*	34,849	3,856,042

TripAdvisor, Inc.	19,640	384,748

Yelp, Inc.*	6,013	120,801

Total Interactive Media & Services		4,471,752

Internet & Direct Marketing Retail – 0.2%

Etsy, Inc.*	6,370	774,783

GrubHub, Inc.*	147	10,633

Total Internet & Direct Marketing Retail		785,416

IT Services – 1.4%

Alliance Data Systems Corp.	22,602	948,832

CACI International, Inc. Class A*	5,757	1,227,162

Euronet Worldwide, Inc.*	9,718	885,310

ExlService Holdings, Inc.*	3,716	245,144

KBR, Inc.	26,453	591,489

MAXIMUS, Inc.	15,233	1,042,090

Perspecta, Inc.	30,364	590,580

Sabre Corp.(a)	44,697	290,977

Science Applications International Corp.	13,479	1,057,023

Total IT Services		6,878,607

Leisure Products – 0.7%

Brunswick Corp.	27,836	1,639,819

Polaris, Inc.	15,401	1,452,930

YETI Holdings, Inc.*(a)	8,695	394,057

Total Leisure Products		3,486,806

Life Sciences Tools & Services – 1.1%

Bio-Techne Corp.	2,339	579,440

Bruker Corp.	19,900	791,025

Charles River Laboratories International, Inc.*	7,584	1,717,397

Medpace Holdings, Inc.*	5,662	632,728

NeoGenomics, Inc.*(a)	742	27,372

PRA Health Sciences, Inc.*	10,811	1,096,668

Repligen Corp.*	1,229	181,327

Syneos Health, Inc.*	11,717	622,876

Total Life Sciences Tools & Services		5,648,833

Machinery – 5.8%

AGCO Corp.	24,166	1,794,809

Albany International Corp. Class A	7,258	359,344

Allison Transmission Holdings, Inc.	54,429	1,912,635

Barnes Group, Inc.	12,590	449,967

Colfax Corp.*(a)	14,342	449,765

Crane Co.	18,815	943,196

Donaldson Co., Inc.	23,274	1,080,379

ESCO Technologies, Inc.	4,788	385,721

Flowserve Corp.	23,667	645,872

Franklin Electric Co., Inc.	8,397	493,996

Graco, Inc.	29,905	1,834,672

Hillenbrand, Inc.	20,221	573,468

Ingersoll Rand, Inc.*	35,136	1,250,842

ITT, Inc.	20,510	1,211,115

John Bean Technologies Corp.	6,290	577,988

Kennametal, Inc.	24,440	707,294

Lincoln Electric Holdings, Inc.	14,072	1,295,187

Middleby Corp. (The)*	14,006	1,256,478

Navistar International Corp.*	82,763	3,603,501

Oshkosh Corp.	30,150	2,216,025

Proto Labs, Inc.*	3,109	402,616

RBC Bearings, Inc.*	3,369	408,356

Rexnord Corp.	24,969	745,075

Timken Co. (The)	28,778	1,560,343

Toro Co. (The)	14,090	1,182,855

Trinity Industries, Inc.	9,360	182,520

Watts Water Technologies, Inc. Class A	6,343	635,251

Welbilt, Inc.*	22,663	139,604

Woodward, Inc.	11,406	914,305

Total Machinery		29,213,179

Marine – 0.1%

Kirby Corp.*	10,413	376,638

Media – 1.6%

Interpublic Group of Cos., Inc. (The)	139,867	2,331,583

John Wiley & Sons, Inc. Class A	14,864	471,337

New York Times Co. (The) Class A	18,260	781,345

News Corp. Class A	103,228	1,447,257

Nexstar Media Group, Inc. Class A(a)	9,930	893,005

Sinclair Broadcast Group, Inc. Class A(a)	40,282	774,623

TEGNA, Inc.	100,729	1,183,566

Total Media		7,882,716

Metals & Mining – 1.6%

Alcoa Corp.*	53,431	621,402

Allegheny Technologies, Inc.*(a)	47,880	417,514

Carpenter Technology Corp.(a)	15,145	275,033

Commercial Metals Co.	46,847	936,003

Reliance Steel & Aluminum Co.	22,922	2,338,961

Royal Gold, Inc.	5,542	665,982

Steel Dynamics, Inc.	108,271	3,099,799

Total Metals & Mining		8,354,694

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Multi-Utilities – 0.5%

Avista Corp.	10,567	$360,546

Black Hills Corp.	11,998	641,773

MDU Resources Group, Inc.	48,432	1,089,720

NorthWestern Corp.	10,811	525,847

Total Multi-Utilities		2,617,886

Multiline Retail – 0.9%

Kohl’s Corp.	82,495	1,528,632

Macy’s, Inc.(a)	246,771	1,406,595

Nordstrom, Inc.	56,997	679,404

Ollie’s Bargain Outlet Holdings, Inc.*	8,782	767,108

Total Multiline Retail		4,381,739

Oil, Gas & Consumable Fuels – 2.5%

Apache Corp.	63,542	601,743

Cabot Oil & Gas Corp.	207,770	3,606,887

Cimarex Energy Co.	54,149	1,317,445

CVR Energy, Inc.(a)	51,496	637,520

Delek U.S. Holdings, Inc.	52,578	585,193

Devon Energy Corp.	178,358	1,687,267

Equitrans Midstream Corp.	7,555	63,915

HollyFrontier Corp.	90,563	1,784,997

Kosmos Energy Ltd.(a)	59,232	57,787

Murphy Oil Corp.	51,153	456,285

Parsley Energy, Inc. Class A(a)	59,716	558,942

World Fuel Services Corp.	26,164	554,415

WPX Energy, Inc.*	203,463	996,969

Total Oil, Gas & Consumable Fuels		12,909,365

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	11,998	354,061

Pharmaceuticals – 0.3%

Catalent, Inc.*	15,122	1,295,351

Professional Services – 1.6%

ASGN, Inc.*	12,467	792,402

CoreLogic, Inc.	9,752	659,918

Exponent, Inc.	5,185	373,476

FTI Consulting, Inc.*	9,180	972,805

Insperity, Inc.	8,735	572,055

ManpowerGroup, Inc.	23,847	1,748,700

Robert Half International, Inc.	34,349	1,818,436

TriNet Group, Inc.*	18,202	1,079,743

Total Professional Services		8,017,535

Real Estate Management & Development – 0.3%

Howard Hughes Corp. (The)*	2,131	122,746

Jones Lang LaSalle, Inc.	13,776	1,317,812

Kennedy-Wilson Holdings, Inc.	15,813	229,605

Total Real Estate Management & Development		1,670,163

Road & Rail – 1.4%

AMERCO	4,648	1,654,595

Knight-Swift Transportation Holdings, Inc.	47,075	1,915,953

Landstar System, Inc.	10,235	1,284,390

Ryder System, Inc.	16,985	717,446

Saia, Inc.*	5,974	753,560

Werner Enterprises, Inc.	21,598	906,900

Total Road & Rail		7,232,844

Semiconductors & Semiconductor Equipment – 1.4%

Advanced Energy Industries, Inc.*	3,408	214,500

Amkor Technology, Inc.*	32,056	359,027

Cirrus Logic, Inc.*	7,259	489,620

CMC Materials, Inc.	3,704	528,968

Diodes, Inc.*	12,376	698,625

Enphase Energy, Inc.*	8,902	735,216

Entegris, Inc.	14,975	1,113,242

Lattice Semiconductor Corp.*	8,525	246,884

MKS Instruments, Inc.	9,036	987,002

Monolithic Power Systems, Inc.	3,107	868,748

Power Integrations, Inc.	4,308	238,663

Semtech Corp.*	4,560	241,498

Silicon Laboratories, Inc.*	1,294	126,618

Total Semiconductors & Semiconductor Equipment		6,848,611

Software – 1.3%

ACI Worldwide, Inc.*	9,327	243,715

Alteryx, Inc. Class A*(a)	1,038	117,865

Aspen Technology, Inc.*	10,100	1,278,559

Blackbaud, Inc.	1,334	74,477

CDK Global, Inc.	27,112	1,181,812

CommVault Systems, Inc.*	1,820	74,256

j2 Global, Inc.*(a)	7,570	523,995

Manhattan Associates, Inc.*	5,777	551,646

Nuance Communications, Inc.*(a)	28,586	948,769

Paylocity Holding Corp.*(a)	2,375	383,373

Qualys, Inc.*(a)	3,521	345,093

RealPage, Inc.*(a)	4,703	271,081

Teradata Corp.*(a)	4,296	97,519

Verint Systems, Inc.*	5,479	263,978

Zoom Video Communications, Inc. Class A*	599	281,596

Total Software		6,637,734

Specialty Retail – 5.8%

Aaron’s, Inc.	18,213	1,031,766

American Eagle Outfitters, Inc.(a)	82,290	1,218,715

AutoNation, Inc.*	33,674	1,782,365

Dick’s Sporting Goods, Inc.	28,882	1,671,690

Five Below, Inc.*(a)	5,725	727,075

Floor & Decor Holdings, Inc. Class A*	12,541	938,067

Foot Locker, Inc.	65,697	2,169,972

Gap, Inc. (The)	270,586	4,608,079

L Brands, Inc.	187,128	5,952,542

Lithia Motors, Inc. Class A	7,448	1,697,697

Monro, Inc.(a)	4,666	189,300

Murphy USA, Inc.*	7,949	1,019,618

National Vision Holdings, Inc.*(a)	3,484	133,228

Penske Automotive Group, Inc.(a)	39,348	1,875,326

RH*(a)	3,879	1,484,183

Urban Outfitters, Inc.*	44,918	934,744

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

Investments	Shares	Value

Williams-Sonoma, Inc.	23,911	$2,162,511

Total Specialty Retail		29,596,878

Technology Hardware, Storage & Peripherals – 0.5%

NCR Corp.*	19,522	432,217

Xerox Holdings Corp.	119,054	2,234,644

Total Technology Hardware, Storage & Peripherals		2,666,861

Textiles, Apparel & Luxury Goods – 3.0%

Carter’s, Inc.(a)	13,498	1,168,657

Columbia Sportswear Co.(a)	17,356	1,509,625

Deckers Outdoor Corp.*	8,318	1,830,043

Hanesbrands, Inc.	223,981	3,527,701

PVH Corp.	23,210	1,384,244

Ralph Lauren Corp.	23,595	1,603,752

Skechers U.S.A., Inc. Class A*	39,177	1,183,929

Steven Madden Ltd.	15,596	304,122

Tapestry, Inc.	112,452	1,757,625

Under Armour, Inc. Class A*	34,172	383,751

Wolverine World Wide, Inc.	29,833	770,885

Total Textiles, Apparel & Luxury Goods		15,424,334

Thrifts & Mortgage Finance – 1.7%

MGIC Investment Corp.	201,922	1,789,029

New York Community Bancorp, Inc.	138,236	1,143,212

NMI Holdings, Inc. Class A*	22,874	407,157

PennyMac Financial Services, Inc.	39,928	2,320,616

Radian Group, Inc.	116,412	1,700,779

TFS Financial Corp.	17,304	254,196

Washington Federal, Inc.	26,369	550,057

WSFS Financial Corp.	13,136	354,278

Total Thrifts & Mortgage Finance		8,519,324

Trading Companies & Distributors – 1.8%

Air Lease Corp.	55,664	1,637,635

Applied Industrial Technologies, Inc.	11,405	628,416

GATX Corp.(a)	8,276	527,595

HD Supply Holdings, Inc.*	54,129	2,232,280

MSC Industrial Direct Co., Inc. Class A	18,218	1,152,835

SiteOne Landscape Supply, Inc.*	4,885	595,726

Univar Solutions, Inc.*	42,182	712,032

Watsco, Inc.	6,370	1,483,509

Total Trading Companies & Distributors		8,970,028

Transportation Infrastructure – 0.0%

Macquarie Infrastructure Corp.	7,876	211,786

Water Utilities – 0.1%

American States Water Co.	4,296	321,985

California Water Service Group	6,223	270,390

Total Water Utilities		592,375

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	21,995	405,588
TOTAL COMMON STOCKS (Cost: $573,826,183)		505,462,495

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $1,457,534)	52,939	1,530,996

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%

United States – 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $12,088,290)	12,088,290	12,088,290

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $587,372,007)		519,081,781

Other Assets less Liabilities – (2.3)%		(11,518,731)

NET ASSETS – 100.0%		$507,563,050

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,417,078 and the total market value of the collateral held by the Fund was $29,153,310. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $17,065,020.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$821,392	$2,719,215	$2,145,610	$(226,665)	$362,664	$1,530,996	$26,248

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$505,462,495	$—	$—	$505,462,495
Exchange-Traded Fund	1,530,996	—	—	1,530,996
Investment of Cash Collateral for Securities Loaned	—	12,088,290	—	12,088,290
Total Investments in Securities	$506,993,491	$12,088,290	$—	$519,081,781

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.4%

BWX Technologies, Inc.	9,711	$546,826

Huntington Ingalls Industries, Inc.	3,125	439,844

Lockheed Martin Corp.	1,383	530,076

Northrop Grumman Corp.	1,498	472,604

Total Aerospace & Defense		1,989,350

Air Freight & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.	6,045	617,739

Expeditors International of Washington, Inc.	6,435	582,496

FedEx Corp.	1,514	380,801

United Parcel Service, Inc. Class B	3,399	566,375

Total Air Freight & Logistics		2,147,411

Auto Components – 0.4%

BorgWarner, Inc.	12,658	490,371

Automobiles – 0.2%

Tesla, Inc.*	773	331,625

Beverages – 0.2%

Boston Beer Co., Inc. (The) Class A*	362	319,776

Biotechnology – 4.4%

Alexion Pharmaceuticals, Inc.*	4,789	548,005

Amgen, Inc.	2,189	556,356

Biogen, Inc.*	1,508	427,790

Emergent BioSolutions, Inc.*	3,089	319,186

Exelixis, Inc.*	17,231	421,298

Gilead Sciences, Inc.	8,525	538,695

Incyte Corp.*	5,467	490,609

Neurocrine Biosciences, Inc.*	4,477	430,508

Novavax, Inc.*(a)	2,251	243,896

Regeneron Pharmaceuticals, Inc.*	939	525,633

Seattle Genetics, Inc.*	2,775	543,040

United Therapeutics Corp.*	5,071	512,171

Vertex Pharmaceuticals, Inc.*	1,939	527,641

Total Biotechnology		6,084,828

Building Products – 1.1%

A.O. Smith Corp.	11,279	595,531

Lennox International, Inc.	1,902	518,504

Simpson Manufacturing Co., Inc.	3,736	362,990

Total Building Products		1,477,025

Capital Markets – 3.8%

CBOE Global Markets, Inc.	16,240	1,424,898

LPL Financial Holdings, Inc.	9,709	744,389

MarketAxess Holdings, Inc.	2,855	1,374,939

Morningstar, Inc.	10,841	1,741,173

Total Capital Markets		5,285,399

Chemicals – 0.4%

Scotts Miracle-Gro Co. (The)	3,586	548,335

Commercial Services & Supplies – 0.1%

ADT, Inc.	23,331	190,614

Communications Equipment – 2.3%

Ciena Corp.*	19,153	760,183

F5 Networks, Inc.*	7,627	936,367

Juniper Networks, Inc.	44,063	947,354

Ubiquiti, Inc.	3,325	554,144

Total Communications Equipment		3,198,048

Construction & Engineering – 0.3%

Quanta Services, Inc.	8,361	441,962

Containers & Packaging – 0.9%

Berry Global Group, Inc.*	14,439	697,693

Sealed Air Corp.	14,356	557,156

Total Containers & Packaging		1,254,849

Distributors – 0.8%

LKQ Corp.*	11,129	308,607

Pool Corp.	2,283	763,755

Total Distributors		1,072,362

Diversified Consumer Services – 1.3%

Chegg, Inc.*	6,558	468,504

Grand Canyon Education, Inc.*	7,680	613,939

Service Corp. International	15,050	634,809

Total Diversified Consumer Services		1,717,252

Diversified Telecommunication Services – 1.5%

CenturyLink, Inc.	80,045	807,654

Verizon Communications, Inc.	22,010	1,309,375

Total Diversified Telecommunication Services		2,117,029

Electric Utilities – 0.7%

NRG Energy, Inc.	31,505	968,464

Electronic Equipment, Instruments & Components – 0.5%

SYNNEX Corp.	5,250	735,315

Energy Equipment & Services – 0.6%

Baker Hughes Co.	57,898	769,464

Entertainment – 4.9%

Activision Blizzard, Inc.	17,202	1,392,502

Electronic Arts, Inc.*	11,062	1,442,595

Netflix, Inc.*	2,282	1,141,069

Take-Two Interactive Software, Inc.*	8,207	1,355,961

Zynga, Inc. Class A*	146,569	1,336,709

Total Entertainment		6,668,836

Equity Real Estate Investment Trusts (REITs) – 0.7%

Kimco Realty Corp.	89,102	1,003,289

Food & Staples Retailing – 1.1%

BJ’s Wholesale Club Holdings, Inc.*	10,123	420,610

Kroger Co. (The)	16,325	553,581

Walmart, Inc.	3,755	525,362

Total Food & Staples Retailing		1,499,553

Food Products – 3.0%

Campbell Soup Co.	10,985	531,345

Conagra Brands, Inc.	13,752	491,084

Darling Ingredients, Inc.*	8,881	319,983

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2020

Investments	Shares	Value

Flowers Foods, Inc.	20,655	$502,536

General Mills, Inc.	8,524	525,760

J.M. Smucker Co. (The)	4,694	542,251

Kellogg Co.	7,241	467,696

Kraft Heinz Co. (The)	11,896	356,285

Tyson Foods, Inc. Class A	5,588	332,374

Total Food Products		4,069,314

Gas Utilities – 0.7%

UGI Corp.	27,047	892,010

Health Care Equipment & Supplies – 2.3%

ABIOMED, Inc.*	1,311	363,226

DexCom, Inc.*	780	321,540

Hill-Rom Holdings, Inc.	4,910	410,034

Hologic, Inc.*	8,036	534,153

Masimo Corp.*	2,489	587,553

Quidel Corp.*	1,787	392,032

West Pharmaceutical Services, Inc.	2,048	562,995

Total Health Care Equipment & Supplies		3,171,533

Health Care Providers & Services – 2.6%

Amedisys, Inc.*	1,716	405,714

Chemed Corp.	978	469,782

CVS Health Corp.	8,626	503,759

DaVita, Inc.*	5,968	511,159

Humana, Inc.	942	389,884

LHC Group, Inc.*	1,980	420,869

McKesson Corp.	2,809	418,344

Molina Healthcare, Inc.*	2,220	406,349

Total Health Care Providers & Services		3,525,860

Health Care Technology – 0.4%

Cerner Corp.	7,736	559,235

Hotels, Restaurants & Leisure – 1.5%

Chipotle Mexican Grill, Inc.*	438	544,745

Domino’s Pizza, Inc.	1,789	760,826

Wingstop, Inc.	3,277	447,802

Wyndham Hotels & Resorts, Inc.	6,735	340,117

Total Hotels, Restaurants & Leisure		2,093,490

Household Durables – 1.4%

D.R. Horton, Inc.	6,984	528,200

Lennar Corp. Class A	5,567	454,713

Newell Brands, Inc.	27,057	464,298

PulteGroup, Inc.	9,469	438,320

Total Household Durables		1,885,531

Household Products – 1.8%

Church & Dwight Co., Inc.	5,207	487,948

Clorox Co. (The)	2,500	525,425

Colgate-Palmolive Co.	6,231	480,722

Kimberly-Clark Corp.	3,653	539,402

Procter & Gamble Co. (The)	3,467	481,878

Total Household Products		2,515,375

Independent Power & Renewable Electricity Producers – 0.8%

Vistra Corp.	54,974	1,036,810

Insurance – 5.4%

Allstate Corp. (The)	15,850	1,492,119

First American Financial Corp.	22,845	1,163,039

Hartford Financial Services Group, Inc. (The)	23,593	869,638

Kemper Corp.	16,497	1,102,494

Kinsale Capital Group, Inc.	5,482	1,042,567

Progressive Corp. (The)	18,871	1,786,518

Total Insurance		7,456,375

Interactive Media & Services – 1.2%

ANGI Homeservices, Inc. Class A*(a)	50,011	554,872

Facebook, Inc. Class A*	3,972	1,040,267

Total Interactive Media & Services		1,595,139

Internet & Direct Marketing Retail – 1.7%

Amazon.com, Inc.*	230	724,208

eBay, Inc.	16,198	843,916

Etsy, Inc.*	3,472	422,299

Stamps.com, Inc.*	1,452	349,859

Total Internet & Direct Marketing Retail		2,340,282

IT Services – 8.0%

Akamai Technologies, Inc.*	10,913	1,206,323

Black Knight, Inc.*	13,861	1,206,600

Booz Allen Hamilton Holding Corp.	13,836	1,148,111

Broadridge Financial Solutions, Inc.	7,786	1,027,752

CACI International, Inc. Class A*	3,983	849,016

EPAM Systems, Inc.*	2,159	697,962

Gartner, Inc.*	6,543	817,548

Jack Henry & Associates, Inc.	6,329	1,029,032

MAXIMUS, Inc.	13,364	914,231

Okta, Inc.*	3,407	728,587

Twilio, Inc. Class A*	2,153	531,985

Western Union Co. (The)	42,355	907,668

Total IT Services		11,064,815

Life Sciences Tools & Services – 2.9%

Bio-Rad Laboratories, Inc. Class A*	1,108	571,130

Bio-Techne Corp.	2,105	521,472

Medpace Holdings, Inc.*	2,603	290,885

Mettler-Toledo International, Inc.*	522	504,122

PerkinElmer, Inc.	4,997	627,173

Repligen Corp.*	2,807	414,145

Thermo Fisher Scientific, Inc.	1,362	601,350

Waters Corp.*	2,343	458,478

Total Life Sciences Tools & Services		3,988,755

Machinery – 0.4%

Cummins, Inc.	2,341	494,326

Media – 3.3%

Charter Communications, Inc. Class A*	2,189	1,366,680

Discovery, Inc. Class A*(a)	41,888	911,902

Fox Corp. Class A	37,471	1,042,818

New York Times Co. (The) Class A	29,125	1,246,259

Total Media		4,567,659

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2020

Investments	Shares	Value

Metals & Mining – 1.0%

Newmont Corp.	12,117	$768,824

Reliance Steel & Aluminum Co.	6,102	622,648

Total Metals & Mining		1,391,472

Multi-Utilities – 0.5%

MDU Resources Group, Inc.	32,516	731,610

Multiline Retail – 2.0%

Dollar General Corp.	4,424	927,359

Dollar Tree, Inc.*	6,685	610,608

Ollie’s Bargain Outlet Holdings, Inc.*	4,620	403,557

Target Corp.	5,323	837,946

Total Multiline Retail		2,779,470

Oil, Gas & Consumable Fuels – 1.4%

Cabot Oil & Gas Corp.	68,163	1,183,310

Equitrans Midstream Corp.	86,455	731,409

Total Oil, Gas & Consumable Fuels		1,914,719

Pharmaceuticals – 1.6%

Bristol-Myers Squibb Co.	9,214	555,512

Eli Lilly & Co.	3,532	522,807

Merck & Co., Inc.	6,669	553,194

Pfizer, Inc.	14,795	542,976

Total Pharmaceuticals		2,174,489

Professional Services – 0.5%

Robert Half International, Inc.	8,710	461,108

TriNet Group, Inc.*	4,745	281,473

Total Professional Services		742,581

Real Estate Management & Development – 1.8%

CBRE Group, Inc. Class A*	26,402	1,240,102

Jones Lang LaSalle, Inc.	13,192	1,261,947

Total Real Estate Management & Development		2,502,049

Road & Rail – 1.5%

JB Hunt Transport Services, Inc.	3,878	490,102

Knight-Swift Transportation Holdings, Inc.	12,583	512,128

Old Dominion Freight Line, Inc.	2,601	470,573

Schneider National, Inc. Class B	22,888	566,020

Total Road & Rail		2,038,823

Semiconductors & Semiconductor Equipment – 2.5%

Advanced Micro Devices, Inc.*	7,514	616,073

First Solar, Inc.*	9,948	658,558

Intel Corp.	14,149	732,635

Qorvo, Inc.*	5,146	663,885

Teradyne, Inc.	9,244	734,528

Total Semiconductors & Semiconductor Equipment		3,405,679

Software – 15.4%

Adobe, Inc.*	1,740	853,348

Aspen Technology, Inc.*	5,544	701,815

Blackline, Inc.*	8,943	801,561

Cadence Design Systems, Inc.*	8,372	892,706

CDK Global, Inc.	20,915	911,685

Citrix Systems, Inc.	8,625	1,187,749

Coupa Software, Inc.*	1,933	530,106

Dropbox, Inc. Class A*	38,783	746,961

Five9, Inc.*	6,780	879,230

Fortinet, Inc.*	6,448	759,639

Microsoft Corp.	4,417	929,028

NortonLifeLock, Inc.	47,930	998,861

Nuance Communications, Inc.*	33,012	1,095,668

Oracle Corp.	17,812	1,063,376

PTC, Inc.*	10,636	879,810

RealPage, Inc.*	16,872	972,502

salesforce.com, Inc.*	3,082	774,568

ServiceNow, Inc.*	1,691	820,135

SS&C Technologies Holdings, Inc.	13,623	824,464

Synopsys, Inc.*	4,692	1,003,994

Tyler Technologies, Inc.*	3,365	1,172,905

VMware, Inc. Class A*	6,417	921,930

Workday, Inc. Class A*	3,330	716,383

Zoom Video Communications, Inc. Class A*	1,569	737,603

Total Software		21,176,027

Specialty Retail – 2.7%

AutoNation, Inc.*	8,288	438,684

Best Buy Co., Inc.	5,320	592,063

Dick’s Sporting Goods, Inc.	6,666	385,828

Lithia Motors, Inc. Class A	1,818	414,395

Lowe’s Cos., Inc.	3,508	581,837

Tractor Supply Co.	5,774	827,645

Williams-Sonoma, Inc.	5,031	455,003

Total Specialty Retail		3,695,455

Technology Hardware, Storage & Peripherals – 0.5%

NetApp, Inc.	15,663	686,666

Textiles, Apparel & Luxury Goods – 0.7%

Deckers Outdoor Corp.*	2,156	474,341

Hanesbrands, Inc.	26,981	424,951

Total Textiles, Apparel & Luxury Goods		899,292

Tobacco – 0.3%

Altria Group, Inc.	11,656	450,388

Trading Companies & Distributors – 0.9%

HD Supply Holdings, Inc.*	10,218	421,390

United Rentals, Inc.*	1,555	271,348

Watsco, Inc.	2,391	556,840

Total Trading Companies & Distributors		1,249,578
TOTAL COMMON STOCKS (Cost: $124,650,265)		137,405,964

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $1,232,340)	1,232,340	1,232,340

TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $125,882,605)		138,638,304

Other Assets less Liabilities – (0.8)%		(1,111,232)

NET ASSETS – 100.0%		$137,527,072

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2020

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,539,491 and the total market value of the collateral held by the Fund was $1,583,121. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $350,781.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$137,405,964	$—	$—	$137,405,964
Investment of Cash Collateral for Securities Loaned	—	1,232,340	—	1,232,340
Total Investments in Securities	$137,405,964	$1,232,340	$—	$138,638,304

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 2.3%

BWX Technologies, Inc.	28,601	$1,610,522

Curtiss-Wright Corp.	7,481	697,678

General Dynamics Corp.	161,155	22,308,687

HEICO Corp.	4,135	432,769

HEICO Corp. Class A	5,396	478,409

Huntington Ingalls Industries, Inc.	16,782	2,362,067

L3Harris Technologies, Inc.	79,153	13,443,346

Northrop Grumman Corp.	63,205	19,940,545

Raytheon Technologies Corp.	688,731	39,629,582

Spirit AeroSystems Holdings, Inc. Class A	8,555	161,775

Textron, Inc.	6,427	231,950

Total Aerospace & Defense		101,297,330

Air Freight & Logistics – 2.9%

C.H. Robinson Worldwide, Inc.	85,318	8,718,646

Expeditors International of Washington, Inc.	56,335	5,099,444

FedEx Corp.	99,198	24,950,281

United Parcel Service, Inc. Class B	547,250	91,188,268

Total Air Freight & Logistics		129,956,639

Auto Components – 0.1%

Gentex Corp.	110,361	2,841,796

Automobiles – 0.2%

Harley-Davidson, Inc.	154,038	3,780,093

Thor Industries, Inc.(a)	31,966	3,045,081

Total Automobiles		6,825,174

Banks – 0.2%

Bank OZK	94,102	2,006,254

East West Bancorp, Inc.	83,628	2,737,981

Pinnacle Financial Partners, Inc.	20,125	716,249

TCF Financial Corp.	116,979	2,732,629

Western Alliance Bancorp	40,493	1,280,389

Total Banks		9,473,502

Beverages – 3.8%

Brown-Forman Corp. Class A	46,668	3,205,158

Brown-Forman Corp. Class B	81,094	6,108,000

Constellation Brands, Inc. Class A	66,864	12,671,397

Keurig Dr. Pepper, Inc.	705,794	19,479,914

PepsiCo, Inc.	932,834	129,290,793

Total Beverages		170,755,262

Biotechnology – 3.6%

Amgen, Inc.	351,934	89,447,545

Gilead Sciences, Inc.	1,172,593	74,096,152

Total Biotechnology		163,543,697

Building Products – 0.2%

A.O. Smith Corp.	65,617	3,464,578

Armstrong World Industries, Inc.	14,035	965,748

Fortune Brands Home & Security, Inc.	48,194	4,169,745

Simpson Manufacturing Co., Inc.	14,565	1,415,135

Total Building Products		10,015,206

Capital Markets – 2.8%

Blackstone Group, Inc. (The) Class A	584,231	$30,496,858

CBOE Global Markets, Inc.	34,340	3,012,991

CME Group, Inc.	126,609	21,182,952

Eaton Vance Corp.	83,291	3,177,552

FactSet Research Systems, Inc.	9,178	3,073,528

Federated Hermes, Inc. Class B	80,024	1,721,316

Franklin Resources, Inc.	475,406	9,674,512

KKR & Co., Inc. Class A(a)	221,115	7,593,089

LPL Financial Holdings, Inc.	24,604	1,886,389

MarketAxess Holdings, Inc.	5,396	2,598,660

Morningstar, Inc.	8,913	1,431,517

Raymond James Financial, Inc.	54,955	3,998,526

S&P Global, Inc.	49,000	17,669,400

SEI Investments Co.	40,908	2,074,854

T. Rowe Price Group, Inc.	139,231	17,852,199

Total Capital Markets		127,444,343

Chemicals – 2.5%

Air Products & Chemicals, Inc.	107,389	31,986,887

Celanese Corp.	55,807	5,996,462

CF Industries Holdings, Inc.	140,634	4,318,870

Eastman Chemical Co.	108,237	8,455,474

Ecolab, Inc.	69,895	13,967,817

FMC Corp.	49,154	5,205,900

International Flavors & Fragrances, Inc.	57,188	7,002,671

NewMarket Corp.	4,259	1,457,941

PPG Industries, Inc.	85,507	10,438,695

RPM International, Inc.	59,462	4,925,832

Scotts Miracle-Gro Co. (The)	30,153	4,610,695

Sherwin-Williams Co. (The)	17,504	12,195,737

Total Chemicals		110,562,981

Commercial Services & Supplies – 0.8%

Brink’s Co. (The)	4,847	199,163

Cintas Corp.	23,787	7,917,027

MSA Safety, Inc.	13,799	1,851,412

Rollins, Inc.	97,392	5,277,673

Tetra Tech, Inc.	12,268	1,171,594

Waste Management, Inc.	186,613	21,118,993

Total Commercial Services & Supplies		37,535,862

Communications Equipment – 0.0%

Ubiquiti, Inc.(a)	9,215	1,535,772

Construction & Engineering – 0.1%

EMCOR Group, Inc.	8,951	606,072

Jacobs Engineering Group, Inc.	23,805	2,208,390

Quanta Services, Inc.	10,560	558,202

Total Construction & Engineering		3,372,664

Construction Materials – 0.2%

Martin Marietta Materials, Inc.	12,755	3,002,017

Vulcan Materials Co.	29,053	3,937,843

Total Construction Materials		6,939,860

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2020

Investments	Shares	Value

Consumer Finance – 1.0%

American Express Co.	273,970	$27,465,492

Discover Financial Services	149,682	8,648,626

SLM Corp.	149,341	1,208,169

Synchrony Financial	353,653	9,255,099

Total Consumer Finance		46,577,386

Containers & Packaging – 0.4%

AptarGroup, Inc.	18,650	2,111,180

Avery Dennison Corp.	37,330	4,772,267

Graphic Packaging Holding Co.	145,972	2,056,746

Packaging Corp. of America	65,064	7,095,229

Total Containers & Packaging		16,035,422

Distributors – 0.1%

Pool Corp.	10,466	3,501,296

Diversified Consumer Services – 0.1%

Service Corp. International	75,150	3,169,827

Diversified Telecommunication Services – 5.3%

Verizon Communications, Inc.	4,008,992	238,494,934

Electric Utilities – 1.5%

NextEra Energy, Inc.	248,797	69,056,095

Electrical Equipment – 1.0%

Acuity Brands, Inc.	1,904	194,874

AMETEK, Inc.	33,088	3,288,947

Emerson Electric Co.	385,382	25,269,498

Hubbell, Inc.	31,155	4,263,250

Regal Beloit Corp.	15,935	1,495,819

Rockwell Automation, Inc.	55,388	12,223,024

Total Electrical Equipment		46,735,412

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	50,213	5,436,561

CDW Corp.	30,060	3,593,072

Cognex Corp.	14,797	963,285

Dolby Laboratories, Inc. Class A	19,470	1,290,471

FLIR Systems, Inc.	33,914	1,215,817

Littelfuse, Inc.	3,429	608,099

Total Electronic Equipment, Instruments & Components		13,107,305

Entertainment – 0.2%

Activision Blizzard, Inc.	121,453	9,831,620

Food & Staples Retailing – 1.5%

Casey’s General Stores, Inc.	6,709	1,191,854

Costco Wholesale Corp.	94,621	33,590,455

Kroger Co. (The)	435,961	14,783,437

Sysco Corp.	261,363	16,262,006

Total Food & Staples Retailing		65,827,752

Food Products – 2.0%

Campbell Soup Co.	213,410	10,322,642

Conagra Brands, Inc.	352,800	12,598,488

General Mills, Inc.	552,430	34,073,882

Hershey Co. (The)	73,870	10,588,526

Ingredion, Inc.	46,739	3,537,207

J&J Snack Foods Corp.	3,931	$512,563

Lancaster Colony Corp.	14,332	2,562,562

McCormick & Co., Inc. Non-Voting Shares	44,092	8,558,257

Sanderson Farms, Inc.	3,396	400,626

Tyson Foods, Inc. Class A	132,493	7,880,684

Total Food Products		91,035,437

Gas Utilities – 0.1%

National Fuel Gas Co.	77,128	3,130,626

Health Care Equipment & Supplies – 1.1%

CONMED Corp.	3,815	300,126

Cooper Cos., Inc. (The)	1,333	449,381

Danaher Corp.	78,832	16,974,895

Hill-Rom Holdings, Inc.	12,063	1,007,381

ResMed, Inc.	35,991	6,169,937

Stryker Corp.	101,944	21,242,071

Teleflex, Inc.	4,227	1,438,955

West Pharmaceutical Services, Inc.	10,432	2,867,757

Total Health Care Equipment & Supplies		50,450,503

Health Care Providers & Services – 3.1%

Anthem, Inc.	68,199	18,317,569

Chemed Corp.	1,389	667,206

Cigna Corp.	3,934	666,459

Encompass Health Corp.	41,811	2,716,879

Humana, Inc.	19,900	8,236,411

UnitedHealth Group, Inc.	345,882	107,835,631

Total Health Care Providers & Services		138,440,155

Health Care Technology – 0.1%

Cerner Corp.	72,071	5,210,013

Hotels, Restaurants & Leisure – 0.1%

Aramark	54,003	1,428,379

Churchill Downs, Inc.	3,309	542,081

Wendy’s Co. (The)	115,020	2,564,371

Total Hotels, Restaurants & Leisure		4,534,831

Household Durables – 0.4%

D.R. Horton, Inc.	110,666	8,369,670

Leggett & Platt, Inc.	99,888	4,112,389

Lennar Corp. Class A	23,723	1,937,695

PulteGroup, Inc.	76,997	3,564,191

Toll Brothers, Inc.	32,314	1,572,399

Total Household Durables		19,556,344

Household Products – 5.0%

Church & Dwight Co., Inc.	78,926	7,396,155

Clorox Co. (The)	83,581	17,566,219

Procter & Gamble Co. (The)	1,432,501	199,103,314

Total Household Products		224,065,688

Independent Power & Renewable Electricity Producers – 0.0%

Ormat Technologies, Inc.(a)	12,293	726,639

Industrial Conglomerates – 3.2%

3M Co.	473,258	75,806,466

Carlisle Cos., Inc.	17,454	2,135,846

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2020

Investments	Shares	Value

Honeywell International, Inc.	350,598	$57,711,937

Roper Technologies, Inc.	14,863	5,872,520

Total Industrial Conglomerates		141,526,769

Insurance – 1.3%

Arthur J. Gallagher & Co.	80,663	8,516,400

Brown & Brown, Inc.	65,214	2,952,238

Erie Indemnity Co. Class A	24,100	5,067,748

Globe Life, Inc.	20,097	1,605,750

Marsh & McLennan Cos., Inc.	203,476	23,338,697

Travelers Cos., Inc. (The)	148,826	16,101,485

Total Insurance		57,582,318

Internet & Direct Marketing Retail – 0.4%

eBay, Inc.	316,593	16,494,495

IT Services – 3.6%

Automatic Data Processing, Inc.	169,957	23,707,302

Booz Allen Hamilton Holding Corp.	40,861	3,390,646

Broadridge Financial Solutions, Inc.	39,207	5,175,324

Cognizant Technology Solutions Corp. Class A	131,831	9,151,708

Fidelity National Information Services, Inc.	112,274	16,527,856

Global Payments, Inc.	22,791	4,047,226

Jack Henry & Associates, Inc.	15,821	2,572,336

KBR, Inc.	23,007	514,437

Leidos Holdings, Inc.	36,372	3,242,564

MasterCard, Inc. Class A	98,104	33,175,830

MAXIMUS, Inc.	20,213	1,382,771

Paychex, Inc.	187,869	14,986,310

Science Applications International Corp.	18,532	1,453,279

Visa, Inc. Class A	204,256	40,845,072

Total IT Services		160,172,661

Leisure Products – 0.3%

Brunswick Corp.	36,764	2,165,767

Hasbro, Inc.	85,069	7,036,908

Polaris, Inc.	37,893	3,574,826

Total Leisure Products		12,777,501

Life Sciences Tools & Services – 0.4%

Agilent Technologies, Inc.	63,047	6,363,964

Bruker Corp.	16,092	639,657

PerkinElmer, Inc.	12,224	1,534,235

Thermo Fisher Scientific, Inc.	22,356	9,870,621

Total Life Sciences Tools & Services		18,408,477

Machinery – 4.7%

AGCO Corp.	16,802	1,247,885

Allison Transmission Holdings, Inc.	34,100	1,198,274

Caterpillar, Inc.	379,354	56,580,649

Cummins, Inc.	106,357	22,458,344

Deere & Co.	133,433	29,572,756

Donaldson Co., Inc.	46,912	2,177,655

Dover Corp.	60,897	6,597,581

Flowserve Corp.	45,254	1,234,982

Fortive Corp.	31,096	2,369,826

Graco, Inc.	55,913	$3,430,263

IDEX Corp.	20,549	3,748,343

Illinois Tool Works, Inc.	186,682	36,068,829

ITT, Inc.	19,997	1,180,823

Lincoln Electric Holdings, Inc.	31,141	2,866,218

Nordson Corp.	12,562	2,409,643

Oshkosh Corp.	24,755	1,819,492

Parker-Hannifin Corp.	51,983	10,518,240

Snap-on, Inc.	34,191	5,030,522

Stanley Black & Decker, Inc.	60,790	9,860,138

Toro Co. (The)	30,955	2,598,672

Westinghouse Air Brake Technologies Corp.	33,822	2,092,905

Woodward, Inc.	7,572	606,972

Xylem, Inc.	56,070	4,716,608

Total Machinery		210,385,620

Media – 2.6%

Cable One, Inc.	688	1,297,176

Comcast Corp. Class A	2,115,047	97,842,074

Interpublic Group of Cos., Inc. (The)	375,080	6,252,583

Nexstar Media Group, Inc. Class A(a)	19,431	1,747,430

TEGNA, Inc.	79,308	931,869

ViacomCBS, Inc. Class B(a)	329,871	9,239,687

Total Media		117,310,819

Multiline Retail – 1.1%

Dollar General Corp.	51,026	10,696,070

Target Corp.	253,089	39,841,270

Total Multiline Retail		50,537,340

Oil, Gas & Consumable Fuels – 1.0%

Cabot Oil & Gas Corp.	238,371	4,138,121

Devon Energy Corp.	144,344	1,365,494

Diamondback Energy, Inc.	27,046	814,626

Marathon Petroleum Corp.	573,022	16,812,466

Parsley Energy, Inc. Class A(a)	27,140	254,030

Pioneer Natural Resources Co.	50,587	4,349,976

Valero Energy Corp.	379,570	16,442,972

Total Oil, Gas & Consumable Fuels		44,177,685

Pharmaceuticals – 7.1%

Bristol-Myers Squibb Co.	1,595,679	96,203,487

Eli Lilly & Co.	491,521	72,754,938

Merck & Co., Inc.	1,683,807	139,671,791

Zoetis, Inc.	60,325	9,975,945

Total Pharmaceuticals		318,606,161

Professional Services – 0.3%

Equifax, Inc.	31,192	4,894,025

Exponent, Inc.	10,145	730,744

TransUnion	18,422	1,549,843

Verisk Analytics, Inc.	25,263	4,681,487

Total Professional Services		11,856,099

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2020

Investments	Shares	Value

Road & Rail – 2.9%

CSX Corp.	249,222	$19,357,073

JB Hunt Transport Services, Inc.	23,429	2,960,957

Kansas City Southern	24,813	4,486,935

Knight-Swift Transportation Holdings, Inc.	22,915	932,640

Landstar System, Inc.	7,526	944,438

Norfolk Southern Corp.	124,058	26,547,171

Old Dominion Freight Line, Inc.	13,247	2,396,647

Union Pacific Corp.	366,947	72,240,856

Total Road & Rail		129,866,717

Semiconductors & Semiconductor Equipment – 7.2%

Analog Devices, Inc.	120,706	14,091,218

Applied Materials, Inc.	233,687	13,892,692

Brooks Automation, Inc.	10,159	469,955

CMC Materials, Inc.	5,447	777,886

Entegris, Inc.	13,065	971,252

Intel Corp.	1,729,322	89,544,293

KLA Corp.	56,224	10,892,838

Lam Research Corp.	42,852	14,216,151

MKS Instruments, Inc.	7,431	811,688

Monolithic Power Systems, Inc.	9,206	2,574,090

NVIDIA Corp.	32,134	17,391,564

QUALCOMM, Inc.	591,464	69,603,484

Skyworks Solutions, Inc.	50,053	7,282,712

Teradyne, Inc.	17,830	1,416,772

Texas Instruments, Inc.	484,323	69,156,481

Universal Display Corp.	3,507	633,855

Xilinx, Inc.	74,560	7,772,134

Total Semiconductors & Semiconductor Equipment		321,499,065

Software – 7.4%

Citrix Systems, Inc.	32,313	4,449,823

Intuit, Inc.	38,107	12,430,884

Microsoft Corp.	1,192,017	250,716,936

Oracle Corp.	1,053,619	62,901,054

SS&C Technologies Holdings, Inc.	40,144	2,429,515

Total Software		332,928,212

Specialty Retail – 2.1%

Aaron’s, Inc.	7,208	408,333

Advance Auto Parts, Inc.	5,260	807,410

Best Buy Co., Inc.	148,669	16,545,373

Lithia Motors, Inc. Class A	3,671	836,768

Lowe’s Cos., Inc.	347,480	57,633,033

Tiffany & Co.	48,782	5,651,395

Tractor Supply Co.	41,387	5,932,412

Williams-Sonoma, Inc.	52,550	4,752,622

Total Specialty Retail		92,567,346

Technology Hardware, Storage & Peripherals – 6.9%

Apple, Inc.	2,677,700	310,104,437

Textiles, Apparel & Luxury Goods – 1.0%

Hanesbrands, Inc.	373,431	5,881,538

NIKE, Inc. Class B	300,660	37,744,857

Total Textiles, Apparel & Luxury Goods		43,626,395

Tobacco – 2.6%

Altria Group, Inc.	3,023,048	$116,810,575

Trading Companies & Distributors – 0.7%

Air Lease Corp.	30,613	900,634

Fastenal Co.	326,396	14,717,196

MSC Industrial Direct Co., Inc. Class A	41,698	2,638,649

W.W. Grainger, Inc.	21,869	7,802,203

Watsco, Inc.	27,703	6,451,752

Total Trading Companies & Distributors		32,510,434
TOTAL COMMON STOCKS (Cost: $3,774,477,892)		4,471,336,499

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $10,428,361)	10,428,361	10,428,361

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $3,784,906,253)		4,481,764,860

Other Assets less Liabilities – 0.0%		962,243

NET ASSETS – 100.0%		$4,482,727,103

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,333,733 and the total market value of the collateral held by the Fund was $13,679,411. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,251,050.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,471,336,499	$–	$–	$4,471,336,499
Investment of Cash Collateral for Securities Loaned	–	10,428,361	–	10,428,361
Total Investments in Securities	$4,471,336,499	$10,428,361	$–	$4,481,764,860

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.0%

BWX Technologies, Inc.	4,440	$250,016

Howmet Aerospace, Inc.	21,566	360,584

Total Aerospace & Defense		610,600

Air Freight & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.	4,548	464,760

XPO Logistics, Inc.*	5,611	475,027

Total Air Freight & Logistics		939,787
Airlines – 1.5%

Delta Air Lines, Inc.	10,178	311,243

Southwest Airlines Co.	10,341	387,787

United Airlines Holdings, Inc.*	6,406	222,609

Total Airlines		921,639
Auto Components – 0.6%

Gentex Corp.	13,287	342,140

Banks – 5.6%

Bank of America Corp.	15,935	383,874

Citigroup, Inc.	8,054	347,208

Comerica, Inc.	8,695	332,584

Fifth Third Bancorp	18,328	390,753

First Citizens BancShares, Inc. Class A	879	280,208

JPMorgan Chase & Co.	2,983	287,173

M&T Bank Corp.	3,005	276,730

Regions Financial Corp.	24,852	286,544

Synovus Financial Corp.	13,089	277,094

U.S. Bancorp	4,452	159,604

Western Alliance Bancorp	3,454	109,215

Zions Bancorp N.A.	12,308	359,640

Total Banks		3,490,627

Biotechnology – 2.0%

AbbVie, Inc.	4,225	370,068

Amgen, Inc.	2,580	655,733

Biogen, Inc.*	704	199,710

Total Biotechnology		1,225,511

Building Products – 2.5%

A.O. Smith Corp.	9,141	482,645

Lennox International, Inc.	1,815	494,787

Masco Corp.	10,354	570,816

Total Building Products		1,548,248

Capital Markets – 4.5%

Ameriprise Financial, Inc.	3,199	492,998

Charles Schwab Corp. (The)	6,298	228,177

LPL Financial Holdings, Inc.	4,427	339,418

Morgan Stanley	10,088	487,755

Northern Trust Corp.	3,305	257,691

Raymond James Financial, Inc.	4,475	325,601

SEI Investments Co.	3,724	188,881

T. Rowe Price Group, Inc.	3,800	487,236

Total Capital Markets		2,807,757
Chemicals – 4.5%

Ashland Global Holdings, Inc.	5,923	420,059

Celanese Corp.	6,313	678,332

CF Industries Holdings, Inc.	14,138	434,178

DuPont de Nemours, Inc.	12,005	666,038

Huntsman Corp.	25,763	572,196

Total Chemicals		2,770,803
Commercial Services & Supplies – 0.8%

Cintas Corp.	1,398	465,296

Communications Equipment – 1.9%

Cisco Systems, Inc.	18,413	725,288

Ubiquiti, Inc.(a)	2,661	443,482

Total Communications Equipment		1,168,770
Consumer Finance – 2.3%

Ally Financial, Inc.	18,474	463,143

American Express Co.	2,348	235,387

Discover Financial Services	5,534	319,755

Synchrony Financial	16,626	435,102

Total Consumer Finance		1,453,387
Containers & Packaging – 2.1%

Avery Dennison Corp.	3,018	385,821

Ball Corp.	5,749	477,857

International Paper Co.	11,147	451,899

Total Containers & Packaging		1,315,577
Diversified Consumer Services – 0.4%

H&R Block, Inc.	16,115	262,513

Diversified Financial Services – 1.5%

Jefferies Financial Group, Inc.	24,290	437,220

Voya Financial, Inc.	10,817	518,459

Total Diversified Financial Services		955,679
Electric Utilities – 2.1%

Evergy, Inc.	13,369	679,412

NRG Energy, Inc.	21,220	652,303

Total Electric Utilities		1,331,715
Electrical Equipment – 1.2%

Emerson Electric Co.	4,543	297,885

Rockwell Automation, Inc.	2,125	468,945

Total Electrical Equipment		766,830
Electronic Equipment, Instruments & Components – 1.2%

CDW Corp.	2,598	310,539

Jabil, Inc.	11,985	410,606

Total Electronic Equipment, Instruments & Components		721,145

Entertainment – 0.6%

Electronic Arts, Inc.*	3,081	401,793

Equity Real Estate Investment Trusts (REITs) – 0.4%

Host Hotels & Resorts, Inc.	25,324	273,246

Food & Staples Retailing – 0.3%

Sysco Corp.	3,220	200,348

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2020

Investments	Shares	Value

Food Products – 0.7%

Kraft Heinz Co. (The)	14,780	$442,661

Health Care Equipment & Supplies – 1.0%

Baxter International, Inc.	5,252	422,366

Haemonetics Corp.*	2,228	194,393

Total Health Care Equipment & Supplies		616,759

Health Care Providers & Services – 2.3%

DaVita, Inc.*	11,552	989,429

Humana, Inc.	1,008	417,201

Total Health Care Providers & Services		1,406,630
Health Care Technology – 0.7%

Cerner Corp.	5,958	430,704

Hotels, Restaurants & Leisure – 3.7%

Hilton Worldwide Holdings, Inc.	3,455	294,781

Marriott International, Inc. Class A	2,976	275,518

Planet Fitness, Inc. Class A*	8,625	531,472

Starbucks Corp.	9,383	806,187

Yum! Brands, Inc.	3,906	356,618

Total Hotels, Restaurants & Leisure		2,264,576
Household Durables – 2.5%

PulteGroup, Inc.	7,937	367,404

Toll Brothers, Inc.	18,147	883,033

Whirlpool Corp.	1,756	322,911

Total Household Durables		1,573,348
Independent Power & Renewable Electricity Producers – 0.9%

Vistra Corp.	29,406	554,597

Industrial Conglomerates – 0.5%

Carlisle Cos., Inc.	2,371	290,139

Insurance – 1.5%

MetLife, Inc.	10,551	392,181

Primerica, Inc.	2,071	234,313

Unum Group	17,498	294,491

Total Insurance		920,985
Internet & Direct Marketing Retail – 3.2%

Booking Holdings, Inc.*	423	723,618

eBay, Inc.	23,673	1,233,363

Total Internet & Direct Marketing Retail		1,956,981

IT Services – 4.3%

Cognizant Technology Solutions Corp. Class A	9,124	633,388

DXC Technology Co.	12,438	222,018

Fiserv, Inc.*	6,150	633,758

Leidos Holdings, Inc.	5,319	474,189

VeriSign, Inc.*	1,454	297,852

Western Union Co. (The)	17,952	384,711

Total IT Services		2,645,916
Life Sciences Tools & Services – 2.7%

Agilent Technologies, Inc.	3,171	320,081

Mettler-Toledo International, Inc.*	383	369,882

PRA Health Sciences, Inc.*	3,079	312,334

Waters Corp.*	3,576	699,752

Total Life Sciences Tools & Services		1,702,049
Machinery – 4.7%

Allison Transmission Holdings, Inc.	14,832	521,197

Caterpillar, Inc.	4,229	630,755

Cummins, Inc.	2,338	493,692

Illinois Tool Works, Inc.	1,865	360,337

Lincoln Electric Holdings, Inc.	5,399	496,924

Oshkosh Corp.	5,658	415,863

Total Machinery		2,918,768
Media – 3.6%

Altice USA, Inc. Class A*	31,636	822,536

Charter Communications, Inc. Class A*	967	603,737

Omnicom Group, Inc.	5,009	247,945

Sirius XM Holdings, Inc.(a)	104,963	562,602

Total Media		2,236,820
Metals & Mining – 2.5%

Arconic Corp.*	5,261	100,222

Nucor Corp.	8,131	364,757

Reliance Steel & Aluminum Co.	4,235	432,139

Steel Dynamics, Inc.	23,322	667,709

Total Metals & Mining		1,564,827
Oil, Gas & Consumable Fuels – 2.6%

Cabot Oil & Gas Corp.	13,293	230,767

ConocoPhillips	8,588	282,030

Devon Energy Corp.	8,807	83,314

HollyFrontier Corp.	14,982	295,295

Marathon Oil Corp.	16,283	66,597

Marathon Petroleum Corp.	11,435	335,503

Phillips 66	3,269	169,465

Pioneer Natural Resources Co.	1,481	127,351

Total Oil, Gas & Consumable Fuels		1,590,322
Pharmaceuticals – 1.4%

Eli Lilly & Co.	2,900	429,258

Merck & Co., Inc.	4,949	410,520

Total Pharmaceuticals		839,778
Professional Services – 1.5%

ManpowerGroup, Inc.	6,404	469,605

Robert Half International, Inc.	8,327	440,832

Total Professional Services		910,437
Road & Rail – 1.2%

CSX Corp.	9,765	758,448

Semiconductors & Semiconductor Equipment – 5.6%

Applied Materials, Inc.	7,685	456,873

Intel Corp.	7,989	413,670

Lam Research Corp.	1,798	596,486

Maxim Integrated Products, Inc.	6,637	448,728

Qorvo, Inc.*	3,992	515,008

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

September 30, 2020

Investments	Shares	Value

Teradyne, Inc.	7,536	$598,811

Texas Instruments, Inc.	3,148	449,503

Total Semiconductors & Semiconductor Equipment		3,479,079
Software – 2.8%

Aspen Technology, Inc.*	2,395	303,183

Citrix Systems, Inc.	3,832	527,705

Oracle Corp.	15,275	911,917

Total Software		1,742,805
Specialty Retail – 5.1%

AutoZone, Inc.*	425	500,497

Best Buy Co., Inc.	5,879	654,274

Lowe’s Cos., Inc.	3,796	629,605

O’Reilly Automotive, Inc.*	943	434,798

Tractor Supply Co.	3,968	568,773

Ulta Beauty, Inc.*	1,696	379,870

Total Specialty Retail		3,167,817
Technology Hardware, Storage & Peripherals – 3.3%

Apple, Inc.	7,280	843,097

Hewlett Packard Enterprise Co.	52,262	489,695

HP, Inc.	20,205	383,693

NetApp, Inc.	7,403	324,547

Total Technology Hardware, Storage & Peripherals		2,041,032
Textiles, Apparel & Luxury Goods – 2.6%

Carter’s, Inc.	4,009	347,100

Columbia Sportswear Co.	3,154	274,335

Deckers Outdoor Corp.*	2,321	510,643

Ralph Lauren Corp.	7,163	486,869

Total Textiles, Apparel & Luxury Goods		1,618,947
Thrifts & Mortgage Finance – 0.5%

MGIC Investment Corp.	15,729	139,359

Radian Group, Inc.	12,618	184,349

Total Thrifts & Mortgage Finance		323,708
TOTAL COMMON STOCKS (Cost: $64,592,725)		61,971,544

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $519,563)	519,563	519,563

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $65,112,288)		62,491,107

Other Assets less Liabilities – (0.7)%		(437,317)

NET ASSETS – 100.0%		$62,053,790
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $905,322 and the total market value of the collateral held by the Fund was $923,617. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $404,054.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$61,971,544	$—	$—	$61,971,544
Investment of Cash Collateral for Securities Loaned	—	519,563	—	519,563
Total Investments in Securities	$61,971,544	$519,563	$—	$62,491,107

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.4%

Aerospace & Defense – 0.3%

Cubic Corp.	14,319	$832,936

Kaman Corp.	35,420	1,380,317

Maxar Technologies, Inc.	22,556	562,547

National Presto Industries, Inc.	8,560	700,722

Park Aerospace Corp.	53,989	589,560

Total Aerospace & Defense		4,066,082

Air Freight & Logistics – 0.1%

Forward Air Corp.	31,637	1,815,331

Auto Components – 0.8%

Cooper Tire & Rubber Co.	78,162	2,477,735

LCI Industries	69,429	7,379,609

Total Auto Components		9,857,344

Automobiles – 0.1%

Winnebago Industries, Inc.	33,516	1,731,772

Banks – 14.7%

1st Constitution Bancorp(a)	5,654	67,283

1st Source Corp.	42,319	1,305,118

ACNB Corp.	14,382	299,146

Altabancorp(a)	23,827	479,399

Amalgamated Bank Class A	39,485	417,751

American National Bankshares, Inc.	22,131	462,981

Ameris Bancorp	71,022	1,617,881

Ames National Corp.	27,134	458,293

Arrow Financial Corp.	31,371	787,098

Atlantic Union Bankshares Corp.	158,383	3,384,645

Auburn National BanCorp, Inc.(a)	5,929	214,986

Banc of California, Inc.(a)	55,779	564,483

BancFirst Corp.	50,574	2,065,442

BancorpSouth Bank	171,907	3,331,558

Bank First Corp.	6,393	375,269

Bank of Commerce Holdings	20,767	144,746

Bank of Marin Bancorp	18,523	536,426

Bank of Princeton (The)	9,880	179,520

Bank7 Corp.	22,708	213,455

BankFinancial Corp.	44,756	323,138

Bankwell Financial Group, Inc.	16,248	229,909

Banner Corp.	78,309	2,526,248

Bar Harbor Bankshares(a)	41,077	844,132

BCB Bancorp, Inc.	52,770	422,160

Berkshire Hills Bancorp, Inc.	104,443	1,055,919

Boston Private Financial Holdings, Inc.	279,976	1,545,468

Bridge Bancorp, Inc.	40,491	705,758

Brookline Bancorp, Inc.	165,279	1,428,837

Bryn Mawr Bank Corp.	38,857	966,374

Business First Bancshares, Inc.(a)	26,699	400,485

C&F Financial Corp.	5,977	177,517

Cadence BanCorp	392,144	3,368,517

Cambridge Bancorp(a)	9,280	493,325

Camden National Corp.	29,699	897,652

Capital City Bank Group, Inc.	21,673	407,236

Capstar Financial Holdings, Inc.	36,744	360,459

Cathay General Bancorp	194,615	4,219,253

CB Financial Services, Inc.	11,497	219,363

CBTX, Inc.	38,802	634,025

Central Pacific Financial Corp.	65,741	892,105

Central Valley Community Bancorp	22,430	277,010

Century Bancorp, Inc. Class A	1,091	71,722

Chemung Financial Corp.	7,998	230,902

Citizens & Northern Corp.	40,604	659,409

City Holding Co.	33,933	1,954,880

Civista Bancshares, Inc.	20,027	250,738

CNB Financial Corp.	24,085	358,144

Codorus Valley Bancorp, Inc.	31,161	408,209

Colony Bankcorp, Inc.	8,415	90,461

Columbia Banking System, Inc.	152,161	3,629,040

Community Bankers Trust Corp.	16,899	85,847

Community Financial Corp. (The)	3,731	79,657

Community Trust Bancorp, Inc.	43,743	1,236,177

ConnectOne Bancorp, Inc.	36,231	509,770

CVB Financial Corp.	349,967	5,819,951

Dime Community Bancshares, Inc.	73,906	835,877

Eagle Bancorp Montana, Inc.	6,608	116,433

Eagle Bancorp, Inc.	47,024	1,259,773

Enterprise Bancorp, Inc.	21,525	452,455

Enterprise Financial Services Corp.	28,584	779,486

Evans Bancorp, Inc.	13,781	306,627

Farmers & Merchants Bancorp, Inc.	34,385	688,044

Farmers National Banc Corp.	49,767	543,456

FB Financial Corp.(a)	26,371	662,440

Fidelity D&D Bancorp, Inc.(a)	4,672	227,573

Financial Institutions, Inc.	35,988	554,215

First Bancorp	38,562	807,103

First Bancorp, Inc. (The)	32,258	679,999

First Bancshares, Inc. (The)	13,821	289,826

First Bank(a)	11,674	72,379

First Busey Corp.	125,020	1,986,568

First Business Financial Services, Inc.	19,061	272,382

First Capital, Inc.(a)	3,935	220,557

First Choice Bancorp(a)	41,131	546,631

First Commonwealth Financial Corp.	197,656	1,529,857

First Community Bankshares, Inc.	38,744	699,329

First Community Corp.	9,080	123,760

First Financial Bancorp	270,480	3,247,112

First Financial Corp.	25,153	789,804

First Financial Northwest, Inc.	35,383	322,693

First Foundation, Inc.	38,906	508,501

First Guaranty Bancshares, Inc.(a)	22,638	274,146

First Internet Bancorp	14,348	211,346

First Interstate BancSystem, Inc. Class A	95,057	3,027,565

First Merchants Corp.	105,741	2,448,962

First Mid Bancshares, Inc.	28,073	700,421

First Midwest Bancorp, Inc.	202,817	2,186,367

First Northwest Bancorp	19,200	190,080

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

First of Long Island Corp. (The)	52,032	$770,594

First Savings Financial Group, Inc.	1,021	55,481

First United Corp.	9,298	108,880

Flushing Financial Corp.	88,259	928,485

FNCB Bancorp, Inc.(a)	25,746	136,969

Franklin Financial Services Corp.	9,215	197,017

Fulton Financial Corp.	359,444	3,353,613

German American Bancorp, Inc.	38,690	1,050,047

Great Southern Bancorp, Inc.	22,443	812,885

Great Western Bancorp, Inc.	143,548	1,787,173

Guaranty Bancshares, Inc.	17,830	443,789

Hanmi Financial Corp.	113,185	929,249

Hawthorn Bancshares, Inc.	6,586	124,739

Heartland Financial USA, Inc.	40,744	1,222,116

Heritage Commerce Corp.	168,322	1,120,183

Heritage Financial Corp.	74,265	1,365,733

Hilltop Holdings, Inc.	84,169	1,732,198

Home BancShares, Inc.	336,028	5,094,184

HomeTrust Bancshares, Inc.	14,472	196,530

Hope Bancorp, Inc.	351,966	2,669,662

Horizon Bancorp, Inc.	85,219	859,860

Independent Bank Corp.	106,013	3,447,928

Independent Bank Group, Inc.(a)	54,231	2,395,926

International Bancshares Corp.	123,132	3,208,820

Investar Holding Corp.	5,865	75,189

Lakeland Bancorp, Inc.	111,872	1,113,126

Lakeland Financial Corp.	47,005	1,936,606

Landmark Bancorp, Inc,	8,977	191,659

LCNB Corp.(a)	39,920	544,908

Level One Bancorp, Inc.	7,567	118,045

Live Oak Bancshares, Inc.(a)	18,097	458,397

Macatawa Bank Corp.	64,513	421,270

Mackinac Financial Corp.	35,086	338,580

Mercantile Bank Corp.	35,202	634,340

Metrocity Bankshares, Inc.	49,057	646,081

Mid Penn Bancorp, Inc.	13,669	236,610

Middlefield Banc Corp.	10,451	201,704

Midland States Bancorp, Inc.	60,230	773,955

MidWestOne Financial Group, Inc.	27,418	489,960

MVB Financial Corp.	9,850	157,304

National Bank Holdings Corp. Class A	51,027	1,339,459

National Bankshares, Inc.	14,748	373,567

NBT Bancorp, Inc.	87,776	2,354,152

Northrim Bancorp, Inc.	17,777	453,136

Norwood Financial Corp.	11,346	275,935

Oak Valley Bancorp(a)	3,722	42,654

OceanFirst Financial Corp.	110,859	1,517,660

Ohio Valley Banc Corp.	4,574	94,499

Old National Bancorp	362,059	4,547,461

Old Point Financial Corp.	3,081	46,677

Old Second Bancorp, Inc.	4,840	36,276

Origin Bancorp, Inc.	23,384	499,482

Orrstown Financial Services, Inc.	30,062	384,794

Pacific Premier Bancorp, Inc.	157,611	3,174,286

Park National Corp.(a)	47,710	3,910,312

Parke Bancorp, Inc.	21,941	261,976

PCB Bancorp(a)	31,186	274,125

Peapack-Gladstone Financial Corp.	9,225	139,759

Penns Woods Bancorp, Inc.	18,468	366,590

Peoples Bancorp of North Carolina, Inc.	4,680	72,212

Peoples Bancorp, Inc.	62,813	1,199,100

Peoples Financial Services Corp.	14,774	513,544

Plumas Bancorp(a)	7,208	141,853

Preferred Bank	23,077	741,233

Premier Financial Bancorp, Inc.	31,322	338,278

QCR Holdings, Inc.	6,613	181,262

RBB Bancorp	50,937	577,626

Reliant Bancorp, Inc.(a)	18,313	265,538

Renasant Corp.	104,520	2,374,694

Republic Bancorp, Inc. Class A	30,870	869,299

S&T Bancorp, Inc.	74,923	1,325,388

Salisbury Bancorp, Inc.	4,488	141,866

Sandy Spring Bancorp, Inc.	87,308	2,015,069

SB Financial Group, Inc.	7,778	104,925

ServisFirst Bancshares, Inc.	75,168	2,557,967

Shore Bancshares, Inc.(a)	22,831	250,684

Sierra Bancorp	34,350	576,736

Simmons First National Corp. Class A	208,736	3,309,509

SmartFinancial, Inc.	6,671	90,659

South Plains Financial, Inc.	5,655	70,179

South State Corp.	54,785	2,637,898

Southern National Bancorp of Virginia, Inc.	49,713	431,509

Southside Bancshares, Inc.	85,480	2,088,276

Stock Yards Bancorp, Inc.	43,951	1,496,092

Summit Financial Group, Inc.	18,779	278,117

Tompkins Financial Corp.	25,694	1,459,676

Towne Bank	138,704	2,274,746

TriCo Bancshares	50,078	1,226,410

Trustmark Corp.	126,008	2,697,831

Union Bankshares, Inc.(a)	10,818	219,389

United Community Banks, Inc.	137,731	2,331,786

United Security Bancshares	55,391	338,439

Unity Bancorp, Inc.	9,224	106,814

Univest Financial Corp.	65,098	935,458

Veritex Holdings, Inc.	70,478	1,200,240

Washington Trust Bancorp, Inc.	50,009	1,533,276

WesBanco, Inc.	170,839	3,649,121

West Bancorp, Inc.	41,654	659,799

Westamerica BanCorp	50,107	2,723,315

Total Banks		190,695,452

Beverages – 0.1%

Coca-Cola Consolidated, Inc.	2,857	687,623

MGP Ingredients, Inc.(a)	15,381	611,241

Total Beverages		1,298,864

Building Products – 1.1%

AAON, Inc.(a)	37,392	2,252,868

Advanced Drainage Systems, Inc.	71,007	4,433,677

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

Apogee Enterprises, Inc.	51,305	$1,096,388

CSW Industrials, Inc.	11,275	870,994

Griffon Corp.	76,260	1,490,120

Insteel Industries, Inc.	9,821	183,653

Quanex Building Products Corp.	59,197	1,091,592

UFP Industries, Inc.	54,931	3,104,151

Total Building Products		14,523,443

Capital Markets – 5.8%

Artisan Partners Asset Management, Inc. Class A	351,599	13,708,845

Associated Capital Group, Inc. Class A	1,519	54,881

B. Riley Financial, Inc.(a)	50,440	1,264,026

BGC Partners, Inc. Class A	2,146,599	5,151,838

Brightsphere Investment Group, Inc.	250,529	3,231,824

Cohen & Steers, Inc.	76,672	4,273,697

Diamond Hill Investment Group, Inc.	14,146	1,786,923

Evercore, Inc. Class A	89,661	5,869,209

GAMCO Investors, Inc. Class A	1,560	18,049

Greenhill & Co., Inc.	18,830	213,720

Hamilton Lane, Inc. Class A	42,747	2,761,029

Houlihan Lokey, Inc.	81,494	4,812,221

Moelis & Co. Class A(a)	237,093	8,331,448

Oppenheimer Holdings, Inc. Class A(a)	18,493	412,764

Piper Sandler Cos.	19,693	1,437,589

PJT Partners, Inc. Class A	7,997	484,698

Pzena Investment Management, Inc. Class A	15,165	81,284

Silvercrest Asset Management Group, Inc. Class A	36,879	385,754

Tradeweb Markets, Inc. Class A	34,785	2,017,530

Value Line, Inc.	17,441	430,793

Victory Capital Holdings, Inc. Class A(a)	10,922	184,473

Virtu Financial, Inc. Class A	519,652	11,957,193

Virtus Investment Partners, Inc.	11,515	1,596,555

Waddell & Reed Financial, Inc. Class A	318,381	4,727,958

Total Capital Markets		75,194,301

Chemicals – 5.9%

Avient Corp.	219,016	5,795,163

Cabot Corp.	184,448	6,645,661

Chase Corp.	6,834	651,964

Chemours Co. (The)	1,056,637	22,094,280

FutureFuel Corp.	98,242	1,117,012

H.B. Fuller Co.(a)	69,590	3,185,830

Hawkins, Inc.	23,607	1,088,283

Innospec, Inc.	27,623	1,749,088

Kronos Worldwide, Inc.	682,851	8,781,464

Minerals Technologies, Inc.	13,372	683,309

Olin Corp.	817,165	10,116,503

Quaker Chemical Corp.	18,748	3,369,203

Sensient Technologies Corp.	113,410	6,548,293

Stepan Co.	27,616	3,010,144

Tredegar Corp.	75,591	1,124,038

Valhi, Inc.(a)	40,832	537,349

Total Chemicals		76,497,584

Commercial Services & Supplies – 4.2%

ABM Industries, Inc.	141,109	5,173,056

ACCO Brands Corp.	289,923	1,681,553

Brady Corp. Class A	82,794	3,313,416

Covanta Holding Corp.	981,694	7,608,129

Deluxe Corp.	109,460	2,816,406

Ennis, Inc.	124,386	2,169,292

Healthcare Services Group, Inc.(a)	268,074	5,771,633

Herman Miller, Inc.	117,575	3,546,062

HNI Corp.(a)	145,117	4,553,771

Interface, Inc.	95,318	583,346

Kimball International, Inc. Class B	69,505	732,583

Knoll, Inc.	138,480	1,670,069

Matthews International Corp. Class A	77,891	1,741,643

McGrath RentCorp	53,521	3,189,316

Pitney Bowes, Inc.	878,061	4,662,504

Steelcase, Inc. Class A	297,279	3,005,491

UniFirst Corp.	8,000	1,514,960

VSE Corp.	11,246	344,577

Total Commercial Services & Supplies		54,077,807

Communications Equipment – 0.6%

ADTRAN, Inc.	199,903	2,050,005

Comtech Telecommunications Corp.	30,033	420,462

InterDigital, Inc.	88,694	5,060,880

PCTEL, Inc.*	51,025	288,801

Total Communications Equipment		7,820,148

Construction & Engineering – 0.8%

Arcosa, Inc.	23,859	1,051,943

Argan, Inc.	46,639	1,954,641

Comfort Systems USA, Inc.	32,296	1,663,567

Granite Construction, Inc.	101,992	1,796,079

Primoris Services Corp.	59,631	1,075,743

Valmont Industries, Inc.	24,135	2,997,084

Total Construction & Engineering		10,539,057

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	4,913	442,661

Consumer Finance – 0.6%

Navient Corp.	750,197	6,339,165

Nelnet, Inc. Class A	27,448	1,653,742

Total Consumer Finance		7,992,907

Containers & Packaging – 0.6%

Greif, Inc. Class A	114,851	4,158,755

Greif, Inc. Class B	67,050	2,647,134

Myers Industries, Inc.	123,087	1,628,441

Total Containers & Packaging		8,434,330

Distributors – 0.3%

Core-Mark Holding Co., Inc.	92,897	2,687,510

Weyco Group, Inc.	38,912	629,207

Total Distributors		3,316,717

Diversified Consumer Services – 0.7%

Carriage Services, Inc.	22,749	507,530

Collectors Universe, Inc.	28,995	1,434,963

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

Franchise Group, Inc.	59,167	$1,500,475

Graham Holdings Co. Class B	4,111	1,661,296

Strategic Education, Inc.	39,064	3,573,184

Total Diversified Consumer Services		8,677,448

Diversified Financial Services – 0.1%

Alerus Financial Corp.(a)	35,200	689,920

Marlin Business Services Corp.	23,412	165,055

Total Diversified Financial Services		854,975

Diversified Telecommunication Services – 1.0%

ATN International, Inc.	20,688	1,037,296

Cogent Communications Holdings, Inc.	208,768	12,536,519

Total Diversified Telecommunication Services		13,573,815

Electric Utilities – 0.8%

Genie Energy Ltd. Class B(a)	129,523	1,036,184

MGE Energy, Inc.	68,966	4,321,410

Otter Tail Corp.	121,548	4,396,391

Spark Energy, Inc. Class A	117,401	976,776

Total Electric Utilities		10,730,761

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	3,081	127,184

AZZ, Inc.	43,460	1,482,855

Encore Wire Corp.	2,731	126,773

EnerSys	43,789	2,939,117

LSI Industries, Inc.	90,985	614,149

Powell Industries, Inc.	35,523	857,170

Preformed Line Products Co.	5,543	270,055

Total Electrical Equipment		6,417,303

Electronic Equipment, Instruments & Components – 0.9%

Badger Meter, Inc.(a)	34,126	2,230,817

Bel Fuse, Inc. Class B	15,787	168,605

Belden, Inc.	17,825	554,714

Benchmark Electronics, Inc.	69,207	1,394,521

CTS Corp.	19,810	436,414

Methode Electronics, Inc.	44,274	1,261,809

PC Connection, Inc.	19,318	793,197

Vishay Intertechnology, Inc.	269,392	4,194,434

Total Electronic Equipment, Instruments & Components		11,034,511

Energy Equipment & Services – 0.6%

Archrock, Inc.	1,047,658	5,636,400

Cactus, Inc. Class A	56,890	1,091,719

Patterson-UTI Energy, Inc.	338,428	964,520

Solaris Oilfield Infrastructure, Inc. Class A	110,806	702,510

Total Energy Equipment & Services		8,395,149

Entertainment – 0.2%

Marcus Corp. (The)(a)	49,130	379,775

World Wrestling Entertainment, Inc. Class A	39,899	1,614,712

Total Entertainment		1,994,487

Equity Real Estate Investment Trusts (REITs) – 12.0%

Acadia Realty Trust	182,407	1,915,274

Agree Realty Corp.(a)	67,868	4,319,120

Alexander & Baldwin, Inc.	121,945	1,367,004

Alexander’s, Inc.	13,450	3,298,209

American Assets Trust, Inc.	74,225	1,788,080

American Finance Trust, Inc.(a)	400,304	2,509,906

Armada Hoffler Properties, Inc.	116,941	1,082,874

Bluerock Residential Growth REIT, Inc.(a)	64,166	486,378

Brandywine Realty Trust	424,066	4,384,843

Brookfield Property REIT, Inc. Class A(a)	219,401	2,685,468

BRT Apartments Corp.(a)	37,702	444,130

CareTrust REIT, Inc.	196,618	3,498,817

CatchMark Timber Trust, Inc. Class A	106,038	946,919

Cedar Realty Trust, Inc.	351,851	284,999

CIM Commercial Trust Corp.(a)	13,147	129,629

Clipper Realty, Inc.	51,218	309,869

Columbia Property Trust, Inc.	225,618	2,461,492

Community Healthcare Trust, Inc.	37,399	1,748,777

CorEnergy Infrastructure Trust, Inc.(a)	42,339	247,260

Diversified Healthcare Trust(a)	912,525	3,212,088

Easterly Government Properties, Inc.	159,203	3,567,739

Essential Properties Realty Trust, Inc.	132,734	2,431,687

Farmland Partners, Inc.	55,266	368,072

Four Corners Property Trust, Inc.	143,838	3,680,815

Franklin Street Properties Corp.	211,421	773,801

GEO Group, Inc. (The)(a)	643,265	7,294,625

Getty Realty Corp.	87,633	2,279,334

Gladstone Commercial Corp.(a)	98,394	1,657,939

Gladstone Land Corp.	41,735	626,860

Global Medical REIT, Inc.	105,885	1,429,448

Global Net Lease, Inc.	448,516	7,131,404

Independence Realty Trust, Inc.	221,719	2,569,723

Industrial Logistics Properties Trust	196,836	4,304,803

Innovative Industrial Properties, Inc.	23,183	2,877,242

Investors Real Estate Trust	20,461	1,333,443

iStar, Inc.(a)	87,228	1,030,163

Kite Realty Group Trust	274,198	3,175,213

Lexington Realty Trust	460,560	4,812,852

LTC Properties, Inc.	95,148	3,316,859

Mack-Cali Realty Corp.	162,221	2,047,229

Monmouth Real Estate Investment Corp.	206,440	2,859,194

National Storage Affiliates Trust(a)	113,754	3,720,893

New Senior Investment Group, Inc.	261,712	1,046,848

NexPoint Residential Trust, Inc.(a)	32,261	1,430,775

Office Properties Income Trust(a)	160,574	3,327,093

One Liberty Properties, Inc.	59,271	969,674

Paramount Group, Inc.	310,781	2,200,330

Piedmont Office Realty Trust, Inc. Class A	230,085	3,122,254

Plymouth Industrial REIT, Inc.	50,010	617,123

PotlatchDeltic Corp.	118,279	4,979,546

Preferred Apartment Communities, Inc. Class A(a)	172,091	929,291

QTS Realty Trust, Inc. Class A(a)	93,212	5,874,220

Retail Value, Inc.(a)	48,988	615,779

RLJ Lodging Trust	609,035	5,274,243

Safehold, Inc.	35,529	2,206,351

Saul Centers, Inc.	44,747	1,189,375

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

SITE Centers Corp.	551,935	$3,973,932

UMH Properties, Inc.	85,480	1,157,399

Uniti Group, Inc.	993,619	10,467,776

Universal Health Realty Income Trust	17,867	1,018,240

Urstadt Biddle Properties, Inc. Class A	66,529	612,067

Washington Prime Group, Inc.(a)	1,172,089	758,811

Washington Real Estate Investment Trust(a)	151,295	3,045,568

Whitestone REIT	162,071	972,426

Total Equity Real Estate Investment Trusts (REITs)		156,199,595

Food & Staples Retailing – 1.2%

Andersons, Inc. (The)	100,116	1,919,224

Ingles Markets, Inc. Class A	23,975	912,009

Natural Grocers by Vitamin Cottage, Inc.	78,931	778,260

PriceSmart, Inc.(a)	32,366	2,150,721

SpartanNash Co.	232,627	3,803,451

Village Super Market, Inc. Class A	45,341	1,115,842

Weis Markets, Inc.(a)	94,113	4,517,424

Total Food & Staples Retailing		15,196,931

Food Products – 2.0%

Alico, Inc.	8,314	237,947

B&G Foods, Inc.(a)	799,082	22,190,507

Calavo Growers, Inc.	23,964	1,588,094

John B. Sanfilippo & Son, Inc.	6,052	456,200

Limoneira Co.(a)	28,343	405,305

Tootsie Roll Industries, Inc.(a)	45,152	1,395,197

Total Food Products		26,273,250

Gas Utilities – 1.1%

Chesapeake Utilities Corp.	31,075	2,619,623

Northwest Natural Holding Co.	91,341	4,145,968

RGC Resources, Inc.	20,365	477,559

South Jersey Industries, Inc.	382,682	7,374,282

Total Gas Utilities		14,617,432

Health Care Equipment & Supplies – 0.2%

Atrion Corp.	1,820	1,139,320

LeMaitre Vascular, Inc.(a)	20,275	659,546

Mesa Laboratories, Inc.(a)	1,267	322,781

Utah Medical Products, Inc.	4,320	345,038

Total Health Care Equipment & Supplies		2,466,685

Health Care Providers & Services – 1.3%

Ensign Group, Inc. (The)	25,827	1,473,689

National HealthCare Corp.	40,281	2,509,909

Owens & Minor, Inc.	13,509	339,211

Patterson Cos., Inc.	523,802	12,626,247

Total Health Care Providers & Services		16,949,056

Health Care Technology – 0.2%

Computer Programs & Systems, Inc.	23,541	649,967

Simulations Plus, Inc.(a)	17,758	1,338,243

Total Health Care Technology		1,988,210

Hotels, Restaurants & Leisure – 0.9%

Jack in the Box, Inc.	53,485	4,241,895

Nathan’s Famous, Inc.	8,792	450,590

Papa John’s International, Inc.	52,384	4,310,156

RCI Hospitality Holdings, Inc.(a)	7,842	159,977

Wingstop, Inc.	15,942	2,178,474

Total Hotels, Restaurants & Leisure		11,341,092

Household Durables – 1.2%

Flexsteel Industries, Inc.	38,709	929,016

Hamilton Beach Brands Holding Co. Class A	18,944	368,461

Hooker Furniture Corp.	33,152	856,316

KB Home	99,181	3,807,559

Lifetime Brands, Inc.	15,101	142,704

MDC Holdings, Inc.	209,248	9,855,581

Total Household Durables		15,959,637

Household Products – 1.0%

Oil-Dri Corp. of America	15,104	540,270

Spectrum Brands Holdings, Inc.	145,904	8,339,873

WD-40 Co.	18,618	3,524,573

Total Household Products		12,404,716

Independent Power & Renewable Electricity Producers – 1.0%

Clearway Energy, Inc. Class A	163,954	4,049,664

Clearway Energy, Inc. Class C	333,042	8,978,812

Total Independent Power & Renewable Electricity Producers		13,028,476

Insurance – 3.2%

American Equity Investment Life Holding Co.	67,425	1,482,676

AMERISAFE, Inc.	21,488	1,232,552

CNO Financial Group, Inc.	262,751	4,214,526

Crawford & Co. Class A	53,330	348,778

Crawford & Co. Class B	35,543	228,897

Donegal Group, Inc. Class A	65,193	917,265

Employers Holdings, Inc.	48,233	1,459,048

FBL Financial Group, Inc. Class A	61,876	2,982,423

FedNat Holding Co.	31,365	198,227

HCI Group, Inc.(a)	20,285	999,848

Heritage Insurance Holdings, Inc.	38,751	392,160

Horace Mann Educators Corp.	80,269	2,680,984

Independence Holding Co.	10,506	396,181

Investors Title Co.	1,259	163,745

Kinsale Capital Group, Inc.	5,405	1,027,923

Mercury General Corp.	214,619	8,878,788

National General Holdings Corp.	77,839	2,627,066

National Western Life Group, Inc. Class A	314	57,390

ProAssurance Corp.	135,940	2,126,102

Protective Insurance Corp. Class B	37,523	492,677

Safety Insurance Group, Inc.	42,975	2,969,143

State Auto Financial Corp.	39,786	547,455

Stewart Information Services Corp.	50,700	2,217,111

Tiptree, Inc.	47,348	234,373

United Fire Group, Inc.	56,627	1,150,661

United Insurance Holdings Corp.	63,913	387,313

Universal Insurance Holdings, Inc.(a)	55,565	769,020

Total Insurance		41,182,332

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

Internet & Direct Marketing Retail – 0.3%

PetMed Express, Inc.(a)	102,677	$3,246,647

IT Services – 1.2%

Cass Information Systems, Inc.	29,600	1,191,104

CSG Systems International, Inc.	57,437	2,352,045

Hackett Group, Inc. (The)	73,528	822,043

ManTech International Corp. Class A	40,487	2,788,745

NIC, Inc.	106,385	2,095,784

Switch, Inc. Class A	75,025	1,171,140

TTEC Holdings, Inc.	89,960	4,907,318

Total IT Services		15,328,179

Leisure Products – 0.7%

Acushnet Holdings Corp.	144,981	4,872,811

Escalade, Inc.	76,650	1,401,929

Johnson Outdoors, Inc. Class A	8,390	687,057

Marine Products Corp.(a)	96,738	1,512,982

Sturm Ruger & Co., Inc.(a)	18,037	1,103,143

Total Leisure Products		9,577,922

Life Sciences Tools & Services – 0.2%

Luminex Corp.	81,181	2,131,001

Machinery – 5.1%

Alamo Group, Inc.	5,085	549,333

Albany International Corp. Class A	29,250	1,448,168

Altra Industrial Motion Corp.	138,898	5,135,059

Astec Industries, Inc.	27,283	1,480,103

Barnes Group, Inc.	56,335	2,013,413

Columbus McKinnon Corp.	15,663	518,445

Douglas Dynamics, Inc.	50,763	1,736,095

Eastern Co. (The)	11,635	227,115

Enerpac Tool Group Corp.	9,876	185,768

EnPro Industries, Inc.	33,923	1,913,596

ESCO Technologies, Inc.	10,468	843,302

Federal Signal Corp.	65,654	1,920,380

Franklin Electric Co., Inc.	52,738	3,102,577

Gorman-Rupp Co. (The)	43,129	1,270,580

Graham Corp.	20,373	260,163

Greenbrier Cos., Inc. (The)(a)	118,568	3,485,899

Helios Technologies, Inc.	26,426	961,906

Hillenbrand, Inc.	209,626	5,944,993

Hurco Cos., Inc.	8,857	251,539

Hyster-Yale Materials Handling, Inc.	27,756	1,031,135

Kadant, Inc.	10,575	1,159,232

Kennametal, Inc.	193,920	5,612,045

Lindsay Corp.	15,386	1,487,519

Miller Industries, Inc.	28,552	872,835

Mueller Industries, Inc.	77,186	2,088,653

Mueller Water Products, Inc. Class A	311,167	3,233,025

Omega Flex, Inc.	12,442	1,949,910

Shyft Group, Inc. (The)	21,030	397,046

Standex International Corp.	14,551	861,419

Tennant Co.	22,490	1,357,496

Trinity Industries, Inc.	449,480	8,764,860

Wabash National Corp.	120,848	1,445,342

Watts Water Technologies, Inc. Class A	28,136	2,817,820

Total Machinery		66,326,771

Marine – 0.3%

Matson, Inc.	110,186	4,417,357

Media – 1.1%

Entravision Communications Corp. Class A	502,375	763,610

EW Scripps Co. (The) Class A(a)	102,638	1,174,179

John Wiley & Sons, Inc. Class A	144,295	4,575,594

National CineMedia, Inc.(a)	844,235	2,292,098

Scholastic Corp.	55,499	1,164,924

Sinclair Broadcast Group, Inc. Class A(a)	192,087	3,693,833

Total Media		13,664,238

Metals & Mining – 2.6%

Carpenter Technology Corp.	78,516	1,425,851

Commercial Metals Co.	282,235	5,639,055

Compass Minerals International, Inc.(a)	184,943	10,976,367

Gold Resource Corp.	54,991	187,519

Haynes International, Inc.	32,457	554,690

Hecla Mining Co.	179,588	912,307

Kaiser Aluminum Corp.	35,829	1,920,076

Materion Corp.	16,256	845,800

Olympic Steel, Inc.	4,517	51,313

Schnitzer Steel Industries, Inc. Class A	100,481	1,932,250

SunCoke Energy, Inc.	403,941	1,381,478

United States Steel Corp.(a)	268,521	1,970,944

Worthington Industries, Inc.	148,023	6,036,378

Total Metals & Mining		33,834,028

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	130,582	5,519,701

Multi-Utilities – 0.7%

Avista Corp.	237,904	8,117,284

Unitil Corp.	38,790	1,498,846

Total Multi-Utilities		9,616,130

Multiline Retail – 0.7%

Big Lots, Inc.(a)	192,192	8,571,763

Dillard’s, Inc. Class A(a)	19,533	713,345

Total Multiline Retail		9,285,108

Oil, Gas & Consumable Fuels – 4.8%

Adams Resources & Energy, Inc.	10,963	218,164

Antero Midstream Corp.(a)	5,186,433	27,851,145

Brigham Minerals, Inc. Class A	168,954	1,507,070

Delek U.S. Holdings, Inc.	295,791	3,292,154

Equitrans Midstream Corp.	3,074,671	26,011,716

Evolution Petroleum Corp.	254,604	570,313

Falcon Minerals Corp.(a)	425,579	1,038,413

NACCO Industries, Inc. Class A	9,448	172,048

Panhandle Oil and Gas, Inc. Class A	19,654	28,105

SM Energy Co.	129,527	205,948

World Fuel Services Corp.	67,723	1,435,050

Total Oil, Gas & Consumable Fuels		62,330,126

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

Paper & Forest Products – 0.7%

Boise Cascade Co.	46,064	$1,838,875

Neenah, Inc.	46,863	1,755,957

PH Glatfelter Co.	134,421	1,850,977

Schweitzer-Mauduit International, Inc.	132,103	4,014,610

Total Paper & Forest Products		9,460,419

Personal Products – 1.7%

Medifast, Inc.	63,482	10,439,615

Nu Skin Enterprises, Inc. Class A	231,735	11,607,606

Total Personal Products		22,047,221

Pharmaceuticals – 0.1%

Phibro Animal Health Corp. Class A	44,231	769,619

Professional Services – 0.9%

Barrett Business Services, Inc.	10,148	532,161

BG Staffing, Inc.	64,153	543,376

CRA International, Inc.	13,470	504,721

Heidrick & Struggles International, Inc.	39,026	766,861

ICF International, Inc.	12,583	774,232

Insperity, Inc.	62,855	4,116,374

Kforce, Inc.	43,607	1,402,837

Korn Ferry	59,346	1,721,034

Resources Connection, Inc.	122,865	1,419,091

Total Professional Services		11,780,687

Real Estate Management & Development – 0.2%

CTO Realty Growth, Inc.	2,204	97,197

Griffin Industrial Realty, Inc.	2,534	135,442

Newmark Group, Inc. Class A	216,257	934,230

RE/MAX Holdings, Inc. Class A	17,677	578,568

RMR Group, Inc. (The) Class A	23,834	654,720

Total Real Estate Management & Development		2,400,157

Road & Rail – 1.6%

ArcBest Corp.	32,548	1,010,941

Heartland Express, Inc.	33,031	614,377

Marten Transport Ltd.	51,044	833,038

Ryder System, Inc.	250,664	10,588,047

Schneider National, Inc. Class B	112,281	2,776,709

Universal Logistics Holdings, Inc.	66,288	1,382,768

Werner Enterprises, Inc.	73,786	3,098,274

Total Road & Rail		20,304,154

Semiconductors & Semiconductor Equipment – 0.3%

NVE Corp.	31,073	1,525,063

Power Integrations, Inc.	52,158	2,889,553

Total Semiconductors & Semiconductor Equipment		4,414,616

Software – 0.6%

American Software, Inc. Class A	97,411	1,367,650

Ebix, Inc.(a)	30,133	620,740

Progress Software Corp.	79,103	2,901,498

QAD, Inc. Class A	10,803	455,887

Xperi Holding Corp.	206,957	2,377,936

Total Software		7,723,711

Specialty Retail – 1.4%

Caleres, Inc.	55,278	528,458

Camping World Holdings, Inc. Class A(a)	99,902	2,972,084

Guess?, Inc.	162,367	1,886,705

Haverty Furniture Cos., Inc.	77,205	1,616,673

Monro, Inc.	40,011	1,623,246

Rent-A-Center, Inc.	249,029	7,443,477

Shoe Carnival, Inc.	16,449	552,357

Sonic Automotive, Inc. Class A	41,782	1,677,965

Winmark Corp.	2,354	405,312

Total Specialty Retail		18,706,277

Textiles, Apparel & Luxury Goods – 0.5%

Culp, Inc.	37,999	471,948

Oxford Industries, Inc.	36,523	1,474,068

Rocky Brands, Inc.	16,543	410,763

Superior Group of Cos., Inc.	49,135	1,141,406

Wolverine World Wide, Inc.	106,050	2,740,332

Total Textiles, Apparel & Luxury Goods		6,238,517

Thrifts & Mortgage Finance – 2.5%

Capitol Federal Financial, Inc.	257,218	2,383,125

ESSA Bancorp, Inc.	20,807	256,550

Federal Agricultural Mortgage Corp. Class C	23,216	1,477,931

Flagstar Bancorp, Inc.	17,414	515,977

FS Bancorp, Inc.	3,791	155,431

Hingham Institution For Savings (The)	1,199	220,616

Home Bancorp, Inc.	15,560	375,774

Kearny Financial Corp.	130,805	943,104

Luther Burbank Corp.	82,414	688,157

Merchants Bancorp	38,513	759,091

Meridian Bancorp, Inc.	61,131	632,706

Meta Financial Group, Inc.(a)	16,941	325,606

Northfield Bancorp, Inc.	94,989	866,300

Northwest Bancshares, Inc.	375,156	3,451,435

OP Bancorp	18,860	107,879

PCSB Financial Corp.	10,091	121,798

PennyMac Financial Services, Inc.	83,519	4,854,124

Premier Financial Corp.	78,817	1,227,575

Provident Financial Holdings, Inc.	8,923	106,184

Provident Financial Services, Inc.	194,251	2,369,862

Prudential Bancorp, Inc.	5,541	58,402

Riverview Bancorp, Inc.	61,975	257,196

Southern Missouri Bancorp, Inc.	9,772	230,424

Standard AVB Financial Corp.	10,608	346,351

Sterling Bancorp, Inc.	35,654	107,318

Territorial Bancorp, Inc.	20,403	412,753

Timberland Bancorp, Inc.	11,319	203,742

TrustCo Bank Corp.	225,210	1,175,596

Walker & Dunlop, Inc.	41,467	2,197,751

Washington Federal, Inc.	133,322	2,781,097

Waterstone Financial, Inc.	49,877	772,595

Western New England Bancorp, Inc.	70,228	395,384

WSFS Financial Corp.	42,811	1,154,613

Total Thrifts & Mortgage Finance		31,932,447

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

Investments	Shares	Value

Tobacco – 1.5%

Turning Point Brands, Inc.	14,855	$414,454

Universal Corp.	151,153	6,330,288

Vector Group Ltd.	1,267,519	12,282,259

Total Tobacco		19,027,001

Trading Companies & Distributors – 1.3%

Applied Industrial Technologies, Inc.	77,987	4,297,084

GATX Corp.(a)	84,911	5,413,076

H&E Equipment Services, Inc.	130,803	2,571,587

Rush Enterprises, Inc. Class A	36,334	1,836,320

Rush Enterprises, Inc. Class B	9,228	408,800

Systemax, Inc.	79,142	1,894,660

Total Trading Companies & Distributors		16,421,527

Water Utilities – 1.2%

American States Water Co.	57,375	4,300,256

Artesian Resources Corp. Class A	23,979	826,556

California Water Service Group	83,981	3,648,975

Global Water Resources, Inc.(a)	64,214	692,227

Middlesex Water Co.	31,877	1,981,156

SJW Group	53,626	3,263,678

York Water Co. (The)	22,755	961,854

Total Water Utilities		15,674,702

Wireless Telecommunication Services – 0.7%

Shenandoah Telecommunications Co.	41,325	1,836,277

Spok Holdings, Inc.	84,983	808,188

Telephone & Data Systems, Inc.	324,077	5,975,980

Total Wireless Telecommunication Services		8,620,445
Total United States		1,288,388,369

Puerto Rico – 0.3%

Banks – 0.2%

First Bancorp	309,575	1,615,982

OFG Bancorp	46,659	581,371

Total Banks		2,197,353

IT Services – 0.1%

EVERTEC, Inc.	49,658	1,723,629
Total Puerto Rico		3,920,982
TOTAL COMMON STOCKS (Cost: $1,512,165,976)		1,292,309,351

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $1,009,882)	42,882	1,240,147

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%

United States – 4.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $52,448,118)	52,448,118	52,448,118

TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $1,565,623,976)		1,345,997,616

Other Assets less Liabilities – (3.8)%		(49,193,804)

NET ASSETS – 100.0%		$1,296,803,812
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2) At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $72,166,968 and the total market value of the collateral held by the Fund was $74,383,219. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $21,935,101.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,449,921	$4,773,846	$6,407,522	$275,359	$148,543	$1,240,147	$45,982

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,292,309,351	$—	$—	$1,292,309,351
Exchange-Traded Fund	1,240,147	—	—	1,240,147
Investment of Cash Collateral for Securities Loaned	—	52,448,118	—	52,448,118
Total Investments in Securities	$1,293,549,498	$52,448,118	$—	$1,345,997,616

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 0.7%

AAR Corp.	16,429	$308,865

Aerovironment, Inc.*	5,674	340,497

Astronics Corp.*	11,779	90,934

Cubic Corp.	7,189	418,184

Ducommun, Inc.*	4,933	162,394

Kaman Corp.	7,979	310,942

Kratos Defense & Security Solutions, Inc.*	7,921	152,717

National Presto Industries, Inc.	3,097	253,521

Park Aerospace Corp.	2,289	24,996

Triumph Group, Inc.(a)	41,532	270,373

Vectrus, Inc.*	6,912	262,656

Virgin Galactic Holdings, Inc.*(a)	8,919	171,512

Total Aerospace & Defense		2,767,591

Air Freight & Logistics – 1.1%

Air Transport Services Group, Inc.*	28,068	703,384

Atlas Air Worldwide Holdings, Inc.*	24,445	1,488,701

Echo Global Logistics, Inc.*	9,920	255,638

Forward Air Corp.	12,264	703,708

Hub Group, Inc. Class A*	18,997	953,555

Total Air Freight & Logistics		4,104,986

Airlines – 0.3%

Hawaiian Holdings, Inc.	80,114	1,032,670

Mesa Air Group, Inc.*(a)	59,411	175,262

Total Airlines		1,207,932

Auto Components – 1.3%

American Axle & Manufacturing Holdings, Inc.*	172,373	994,592

Cooper Tire & Rubber Co.	33,080	1,048,636

Cooper-Standard Holdings, Inc.*	34,735	458,849

Gentherm, Inc.*	15,976	653,418

Modine Manufacturing Co.*	57,858	361,613

Standard Motor Products, Inc.	12,238	546,427

Stoneridge, Inc.*	12,639	232,178

Tenneco, Inc. Class A*(a)	91,937	638,043

Total Auto Components		4,933,756

Automobiles – 0.3%

Winnebago Industries, Inc.	21,204	1,095,611

Banks – 11.6%

1st Source Corp.	15,767	486,254

Allegiance Bancshares, Inc.	13,176	307,923

Altabancorp	12,986	261,278

Amalgamated Bank Class A	20,068	212,319

Amerant Bancorp, Inc.*(a)	20,751	193,192

American National Bankshares, Inc.	6,427	134,453

Arrow Financial Corp.	8,553	214,597

Atlantic Capital Bancshares, Inc.*	13,703	155,529

Banc of California, Inc.	4,579	46,339

BancFirst Corp.	19,019	776,736

Bancorp, Inc. (The)*	10,706	92,500

Bank First Corp.	3,399	199,521

Bank of Marin Bancorp	6,455	186,937

BankFinancial Corp.	9,762	70,482

Banner Corp.	24,883	802,726

Baycom Corp.*(a)	6,517	67,125

BCB Bancorp, Inc.	14,069	112,552

Berkshire Hills Bancorp, Inc.	30,594	309,305

Boston Private Financial Holdings, Inc.	62,088	342,726

Bridge Bancorp, Inc.	15,178	264,553

Brookline Bancorp, Inc.	46,284	400,125

Bryn Mawr Bank Corp.	12,586	313,014

Byline Bancorp, Inc.	28,416	320,532

Cadence BanCorp	108,986	936,190

Cambridge Bancorp	2,824	150,124

Camden National Corp.	8,951	270,544

Capital City Bank Group, Inc.	8,653	162,590

Capstar Financial Holdings, Inc.	14,059	137,919

Carter Bank & Trust(a)	11,421	75,950

CBTX, Inc.	16,088	262,878

Central Pacific Financial Corp.	17,681	239,931

Central Valley Community Bancorp	9,494	117,251

Century Bancorp, Inc. Class A	3,165	208,067

City Holding Co.	9,839	566,825

Civista Bancshares, Inc.	12,011	150,378

CNB Financial Corp.	9,915	147,436

Coastal Financial Corp.*	6,934	84,942

Codorus Valley Bancorp, Inc.	7,985	104,603

Community Trust Bancorp, Inc.	11,025	311,566

ConnectOne Bancorp, Inc.	28,020	394,241

Customers Bancorp, Inc.*	19,837	222,174

Dime Community Bancshares, Inc.	17,700	200,187

Eagle Bancorp, Inc.	27,227	729,411

Enterprise Bancorp, Inc.	8,978	188,718

Enterprise Financial Services Corp.	19,633	535,392

Equity Bancshares, Inc. Class A*	8,015	124,232

Farmers National Banc Corp.	19,627	214,327

FB Financial Corp.	24,202	607,954

Financial Institutions, Inc.	11,516	177,346

First Bancorp	20,527	429,630

First Bancorp, Inc. (The)	7,610	160,419

First Bancshares, Inc. (The)	9,669	202,759

First Busey Corp.	32,018	508,766

First Business Financial Services, Inc.	7,601	108,618

First Capital, Inc.(a)	1,447	81,104

First Choice Bancorp	10,847	144,157

First Commonwealth Financial Corp.	64,416	498,580

First Community Bankshares, Inc.	11,432	206,348

First Financial Corp.	8,940	280,716

First Foundation, Inc.	29,255	382,363

First Internet Bancorp	8,726	128,534

First Interstate BancSystem, Inc. Class A	39,750	1,266,037

First Merchants Corp.	31,924	739,360

First Mid Bancshares, Inc.	11,720	292,414

First of Long Island Corp. (The)	13,919	206,140

First United Corp.	4,508	52,789

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Flushing Financial Corp.	16,830	$177,052

FVCBankcorp, Inc.*(a)	7,792	77,920

German American Bancorp, Inc.	13,787	374,179

Great Southern Bancorp, Inc.	10,271	372,016

Great Western Bancorp, Inc.	40,535	504,661

Guaranty Bancshares, Inc.	6,713	167,087

Hanmi Financial Corp.	19,546	160,473

HarborOne Bancorp, Inc.*	12,011	96,929

Heartland Financial USA, Inc.	25,899	776,841

Heritage Commerce Corp.	34,959	232,652

Heritage Financial Corp.	22,137	407,099

Hilltop Holdings, Inc.	70,330	1,447,391

HomeTrust Bancshares, Inc.	9,497	128,969

Hope Bancorp, Inc.	101,418	769,256

Horizon Bancorp, Inc.	28,219	284,730

Howard Bancorp, Inc.*	6,171	55,416

Independent Bank Corp.	17,179	215,940

Investar Holding Corp.	6,177	79,189

Lakeland Bancorp, Inc.	36,224	360,429

Lakeland Financial Corp.	15,482	637,858

Live Oak Bancshares, Inc.(a)	12,169	308,241

Macatawa Bank Corp.	23,246	151,796

Mercantile Bank Corp.	11,043	198,995

Metropolitan Bank Holding Corp.*	5,270	147,560

Midland States Bancorp, Inc.	20,286	260,675

MidWestOne Financial Group, Inc.	9,424	168,407

National Bank Holdings Corp. Class A	17,181	451,001

National Bankshares, Inc.	3,418	86,578

NBT Bancorp, Inc.	24,882	667,335

Nicolet Bankshares, Inc.*(a)	6,445	351,961

Northeast Bank	5,700	104,880

Northrim Bancorp, Inc.	4,987	127,119

OceanFirst Financial Corp.	37,302	510,664

Old Second Bancorp, Inc.	28,367	212,611

Origin Bancorp, Inc.	13,425	286,758

Orrstown Financial Services, Inc.	9,919	126,963

Pacific Premier Bancorp, Inc.	48,831	983,456

Parke Bancorp, Inc.	11,481	137,083

PCB Bancorp	14,746	129,617

Peapack-Gladstone Financial Corp.	12,855	194,753

Peoples Bancorp, Inc.	10,245	195,577

Peoples Financial Services Corp.	4,888	169,907

Preferred Bank	12,161	390,611

Premier Financial Bancorp, Inc.	11,377	122,872

QCR Holdings, Inc.	11,685	320,286

RBB Bancorp	17,862	202,555

Reliant Bancorp, Inc.	7,044	102,138

Renasant Corp.	42,780	971,962

Republic Bancorp, Inc. Class A	14,815	417,190

Republic First Bancorp, Inc.*	87	172

S&T Bancorp, Inc.	22,013	389,410

Sandy Spring Bancorp, Inc.	27,999	646,217

Seacoast Banking Corp. of Florida*	25,568	460,991

ServisFirst Bancshares, Inc.	33,720	1,147,492

Sierra Bancorp	11,021	185,043

SmartFinancial, Inc.	10,031	136,321

Southern First Bancshares, Inc.*	5,189	125,314

Southern National Bancorp of Virginia, Inc.	18,035	156,544

Southside Bancshares, Inc.	18,416	449,903

Spirit of Texas Bancshares, Inc.*	6,669	74,426

Stock Yards Bancorp, Inc.	12,539	426,828

Summit Financial Group, Inc.	9,899	146,604

Towne Bank	44,497	729,751

TriCo Bancshares	21,054	515,612

TriState Capital Holdings, Inc.*	10,169	134,638

Triumph Bancorp, Inc.*	13,228	411,920

Trustmark Corp.	36,953	791,164

Univest Financial Corp.	22,025	316,499

Veritex Holdings, Inc.	23,130	393,904

Washington Trust Bancorp, Inc.	11,501	352,621

West Bancorp, Inc.	9,192	145,601

Westamerica BanCorp	10,304	560,022

Total Banks		43,803,263

Beverages – 0.3%

Celsius Holdings, Inc.*(a)	21,017	477,296

Coca-Cola Consolidated, Inc.	2,074	499,170

MGP Ingredients, Inc.	7,282	289,387

Total Beverages		1,265,853

Biotechnology – 0.7%

Anika Therapeutics, Inc.*	5,335	188,806

BioSpecifics Technologies Corp.*	3,666	193,675

Catalyst Pharmaceuticals, Inc.*	19,425	57,692

Eagle Pharmaceuticals, Inc.*	4,081	173,361

Enanta Pharmaceuticals, Inc.*	7,194	329,341

Jounce Therapeutics, Inc.*(a)	79,897	651,959

Lexicon Pharmaceuticals, Inc.*(a)	353,947	509,684

Vanda Pharmaceuticals, Inc.*	15,675	151,420

Xencor, Inc.*	8,948	347,093

Total Biotechnology		2,603,031

Building Products – 1.4%

American Woodmark Corp.*	7,671	602,480

Apogee Enterprises, Inc.	11,319	241,887

Cornerstone Building Brands, Inc.*	60,905	486,022

CSW Industrials, Inc.	5,658	437,081

Gibraltar Industries, Inc.*	11,454	746,114

Griffon Corp.	21,916	428,239

Insteel Industries, Inc.	1,946	36,390

Patrick Industries, Inc.	17,725	1,019,542

PGT Innovations, Inc.*	31,743	556,137

Quanex Building Products Corp.	10,769	198,580

Resideo Technologies, Inc.*	49,328	542,608

Total Building Products		5,295,080

Capital Markets – 3.2%

Artisan Partners Asset Management, Inc. Class A	37,281	1,453,586

B. Riley Financial, Inc.	18,112	453,887

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Blucora, Inc.*	14,398	$135,629

Brightsphere Investment Group, Inc.	158,040	2,038,716

Cowen, Inc. Class A	15,209	247,451

Diamond Hill Investment Group, Inc.	2,912	367,844

Donnelley Financial Solutions, Inc.*	18,940	253,038

Focus Financial Partners, Inc. Class A*	2,742	89,910

Hamilton Lane, Inc. Class A	5,278	340,906

Houlihan Lokey, Inc.	30,168	1,781,421

Moelis & Co. Class A	23,207	815,494

Oppenheimer Holdings, Inc. Class A	11,938	266,456

Piper Sandler Cos.	8,683	633,859

PJT Partners, Inc. Class A	4,169	252,683

Pzena Investment Management, Inc. Class A	13,485	72,280

Safeguard Scientifics, Inc.	28,677	157,150

StoneX Group, Inc.*	13,021	666,154

SuRo Capital Corp.(a)	9,118	98,839

Victory Capital Holdings, Inc. Class A(a)	40,099	677,272

Virtus Investment Partners, Inc.	3,943	546,697

Waddell & Reed Financial, Inc. Class A	62,912	934,243

Westwood Holdings Group, Inc.	2,374	26,446

Total Capital Markets		12,309,961

Chemicals – 2.2%

Advanced Emissions Solutions, Inc.(a)	30,065	122,064

AdvanSix, Inc.*	31,534	406,158

American Vanguard Corp.	9,336	122,675

Ferro Corp.*(a)	49,540	614,296

FutureFuel Corp.	9,278	105,491

GCP Applied Technologies, Inc.*	23,683	496,159

Hawkins, Inc.	5,866	270,423

Intrepid Potash, Inc.*(a)	7,703	65,013

Koppers Holdings, Inc.*	13,685	286,153

Kraton Corp.*	12,541	223,481

Kronos Worldwide, Inc.	81,196	1,044,180

Livent Corp.*(a)	140,741	1,262,447

Minerals Technologies, Inc.	26,099	1,333,659

PQ Group Holdings, Inc.*	48,252	495,065

Stepan Co.	10,472	1,141,448

Trecora Resources*	2,814	17,278

Tredegar Corp.	25,141	373,847

Total Chemicals		8,379,837

Commercial Services & Supplies – 2.6%

ACCO Brands Corp.	107,095	621,151

BrightView Holdings, Inc.*	26,122	297,791

Casella Waste Systems, Inc. Class A*	7,052	393,854

CECO Environmental Corp.*	12,061	87,925

Deluxe Corp.	37,482	964,412

Ennis, Inc.	16,076	280,365

Harsco Corp.*(a)	30,694	426,953

Healthcare Services Group, Inc.	27,141	584,346

Heritage-Crystal Clean, Inc.*	4,662	62,238

HNI Corp.	25,551	801,790

Interface, Inc.	43,305	265,027

Kimball International, Inc. Class B	19,981	210,600

Knoll, Inc.	29,253	352,791

Matthews International Corp. Class A	15,673	350,448

McGrath RentCorp	11,679	695,952

PICO Holdings, Inc.*	4,392	39,352

Pitney Bowes, Inc.	287,231	1,525,197

RR Donnelley & Sons Co.	184,206	268,941

SP Plus Corp.*	10,507	188,601

Steelcase, Inc. Class A	67,482	682,243

U.S. Ecology, Inc.	8,666	283,118

Viad Corp.	7,110	148,101

VSE Corp.	8,028	245,978

Total Commercial Services & Supplies		9,777,174

Communications Equipment – 0.2%

Comtech Telecommunications Corp.	7,209	100,926

Digi International, Inc.*	5,243	81,948

Harmonic, Inc.*(a)	2,659	14,837

InterDigital, Inc.	987	56,319

NETGEAR, Inc.*	11,983	369,316

Total Communications Equipment		623,346

Construction & Engineering – 1.8%

Aegion Corp.*	10,009	141,427

Ameresco, Inc. Class A*(a)	20,543	686,136

Arcosa, Inc.	26,500	1,168,385

Comfort Systems USA, Inc.	20,486	1,055,234

Construction Partners, Inc. Class A*	24,704	449,613

Dycom Industries, Inc.*(a)	11,462	605,423

Great Lakes Dredge & Dock Corp.*	43,110	409,976

MYR Group, Inc.*	9,037	335,996

Northwest Pipe Co.*	4,913	129,998

NV5 Global, Inc.*(a)	5,766	304,272

Primoris Services Corp.	38,951	702,676

Sterling Construction Co., Inc.*	27,479	389,102

Tutor Perini Corp.*	49,503	550,968

Total Construction & Engineering		6,929,206

Construction Materials – 0.0%

U.S. Concrete, Inc.*	2,605	75,649

Consumer Finance – 1.9%

Curo Group Holdings Corp.	65,157	459,357

Elevate Credit, Inc.*	60,602	155,747

Encore Capital Group, Inc.*	39,978	1,542,751

Enova International, Inc.*	37,697	617,854

EZCORP, Inc. Class A*	40,306	202,739

Green Dot Corp. Class A*	38,329	1,939,831

Nelnet, Inc. Class A	16,272	980,388

PRA Group, Inc.*	15,981	638,441

Regional Management Corp.*	11,196	186,525

World Acceptance Corp.*(a)	5,032	531,128

Total Consumer Finance		7,254,761

Containers & Packaging – 0.9%

Myers Industries, Inc.	12,566	166,248

O-I Glass, Inc.	289,877	3,069,798

UFP Technologies, Inc.*	3,577	148,159

Total Containers & Packaging		3,384,205

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Distributors – 0.2%

Core-Mark Holding Co., Inc.	19,459	$562,949

Funko, Inc. Class A*(a)	17,562	101,684

Weyco Group, Inc.	8,173	132,157

Total Distributors		796,790

Diversified Consumer Services – 0.8%

Adtalem Global Education, Inc.*	42,907	1,052,938

American Public Education, Inc.*	6,546	184,532

Carriage Services, Inc.	5,413	120,764

Collectors Universe, Inc.	4,393	217,409

K12, Inc.*	16,377	431,370

Laureate Education, Inc. Class A*	38,843	515,835

Perdoceo Education Corp.*	33,268	407,200

Select Interior Concepts, Inc. Class A*	1,673	11,544

Total Diversified Consumer Services		2,941,592

Diversified Financial Services – 0.1%

Marlin Business Services Corp.	9,424	66,439

On Deck Capital, Inc.*	79,471	127,154

Total Diversified Financial Services		193,593

Diversified Telecommunication Services – 0.0%

ATN International, Inc.	1,743	87,394

IDT Corp. Class B*	8,486	55,838

Total Diversified Telecommunication Services		143,232

Electric Utilities – 0.2%

Genie Energy Ltd. Class B	19,403	155,224

Otter Tail Corp.	14,563	526,744

Spark Energy, Inc. Class A	7,836	65,195

Total Electric Utilities		747,163

Electrical Equipment – 2.0%

Allied Motion Technologies, Inc.	3,165	130,651

Atkore International Group, Inc.*	31,770	722,132

AZZ, Inc.	11,662	397,908

Encore Wire Corp.	11,169	518,465

Powell Industries, Inc.	764	18,435

Preformed Line Products Co.	2,914	141,970

Sunrun, Inc.*	23,949	1,845,749

Thermon Group Holdings, Inc.*	8,656	97,207

TPI Composites, Inc.*	2,746	79,524

Vicor Corp.*	4,419	343,489

Vivint Solar, Inc.*(a)	79,120	3,350,732

Total Electrical Equipment		7,646,262

Electronic Equipment, Instruments & Components – 1.9%

Badger Meter, Inc.	6,918	452,230

Bel Fuse, Inc. Class B	3,926	41,930

Benchmark Electronics, Inc.	13,777	277,607

CTS Corp.	16,694	367,769

ePlus, Inc.*	6,964	509,765

Kimball Electronics, Inc.*	17,340	200,450

Knowles Corp.*	26,087	388,696

Luna Innovations, Inc.*(a)	2,467	14,753

Methode Electronics, Inc.	22,922	653,277

MTS Systems Corp.	9,216	176,118

Napco Security Technologies, Inc.*(a)	4,490	105,515

nLight, Inc.*	339	7,960

OSI Systems, Inc.*	7,044	546,685

PC Connection, Inc.	15,159	622,428

Plexus Corp.*	13,806	975,118

Sanmina Corp.*	48,787	1,319,688

ScanSource, Inc.*	16,115	319,560

TTM Technologies, Inc.*	20,069	228,987

Vishay Precision Group, Inc.*	5,951	150,679

Total Electronic Equipment, Instruments & Components		7,359,215

Energy Equipment & Services – 1.0%

Archrock, Inc.	91,584	492,722

Cactus, Inc. Class A	20,640	396,082

Championx Corp.*	26,062	208,235

DMC Global, Inc.(a)	10,092	332,431

Dril-Quip, Inc.*	885	21,913

FTS International, Inc.*(a)	15,437	51,251

Helix Energy Solutions Group, Inc.*(a)	40,579	97,795

Liberty Oilfield Services, Inc. Class A(a)	67,553	539,748

Matrix Service Co.*	14,187	118,461

Newpark Resources, Inc.*	37,401	39,271

ProPetro Holding Corp.*	253,608	1,029,649

RPC, Inc.*(a)	9,750	25,740

SEACOR Holdings, Inc.*	3,672	106,782

Select Energy Services, Inc. Class A*	34,438	132,242

Solaris Oilfield Infrastructure, Inc. Class A	36,469	231,213

Total Energy Equipment & Services		3,823,535

Entertainment – 0.2%

Marcus Corp. (The)	13,519	104,502

Reading International, Inc. Class A*	4,661	15,008

Sciplay Corp. Class A*	34,987	567,489

Total Entertainment		686,999

Equity Real Estate Investment Trusts (REITs) – 2.6%

Alexander & Baldwin, Inc.	54,894	615,362

Alexander’s, Inc.	1,765	432,813

Armada Hoffler Properties, Inc.	11,674	108,101

CareTrust REIT, Inc.	19,392	345,081

CBL & Associates Properties, Inc.*	312,801	50,392

Chatham Lodging Trust	13,553	103,274

Community Healthcare Trust, Inc.	1,646	76,967

CoreCivic, Inc.	119,235	953,880

CorEnergy Infrastructure Trust, Inc.(a)	3,350	19,564

Diversified Healthcare Trust	95,716	336,920

Easterly Government Properties, Inc.	632	14,163

Essential Properties Realty Trust, Inc.	13,271	243,125

Farmland Partners, Inc.	3,222	21,459

Four Corners Property Trust, Inc.	26,972	690,213

GEO Group, Inc. (The)	111,511	1,264,535

Getty Realty Corp.	12,844	334,072

Industrial Logistics Properties Trust	28,477	622,792

Innovative Industrial Properties, Inc.	1,373	170,403

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Jernigan Capital, Inc.	32,744	$561,232

Kite Realty Group Trust	5,952	68,924

LTC Properties, Inc.	16,498	575,120

Monmouth Real Estate Investment Corp.	13,420	185,867

One Liberty Properties, Inc.	4,233	69,252

Retail Opportunity Investments Corp.	55,007	572,898

Retail Value, Inc.	23,101	290,380

RPT Realty	4,227	22,995

Safehold, Inc.	5,108	317,207

Saul Centers, Inc.	7,418	197,170

Summit Hotel Properties, Inc.	18,915	97,980

Tanger Factory Outlet Centers, Inc.(a)	51,382	309,833

Universal Health Realty Income Trust	1,396	79,558

Urstadt Biddle Properties, Inc. Class A	8,963	82,460

Whitestone REIT	11,924	71,544

Total Equity Real Estate Investment Trusts (REITs)		9,905,536

Food & Staples Retailing – 0.6%

Andersons, Inc. (The)	9,847	188,767

Chefs’ Warehouse, Inc. (The)*	5,728	83,285

Ingles Markets, Inc. Class A	14,938	568,242

Natural Grocers by Vitamin Cottage, Inc.	9,620	94,853

SpartanNash Co.	23,582	385,566

Village Super Market, Inc. Class A	9,787	240,858

Weis Markets, Inc.	14,006	672,288

Total Food & Staples Retailing		2,233,859

Food Products – 0.7%

B&G Foods, Inc.(a)	33,598	933,016

Calavo Growers, Inc.	3,910	259,116

Hostess Brands, Inc.*	37,785	465,889

John B. Sanfilippo & Son, Inc.	4,760	358,809

Tootsie Roll Industries, Inc.(a)	16,502	509,912

Total Food Products		2,526,742

Gas Utilities – 0.3%

Chesapeake Utilities Corp.	6,170	520,131

Northwest Natural Holding Co.	9,752	442,643

Total Gas Utilities		962,774

Health Care Equipment & Supplies – 0.8%

Atrion Corp.	419	262,294

BioLife Solutions, Inc.*(a)	6,669	193,001

CryoLife, Inc.*	888	16,401

FONAR Corp.*	7,537	157,373

Heska Corp.*(a)	381	37,639

Inogen, Inc.*	4,179	121,191

IntriCon Corp.*	720	8,770

iRadimed Corp.*(a)	3,056	65,337

Lantheus Holdings, Inc.*	15,677	198,628

LeMaitre Vascular, Inc.	5,418	176,248

Meridian Bioscience, Inc.*	26,974	458,018

Merit Medical Systems, Inc.*	7,213	313,765

Mesa Laboratories, Inc.(a)	548	139,608

Natus Medical, Inc.*	4,178	71,569

OraSure Technologies, Inc.*	8,035	97,786

Orthofix Medical, Inc.*	3,120	97,157

STAAR Surgical Co.*	2,394	135,405

Surmodics, Inc.*	322	12,529

Tactile Systems Technology, Inc.*(a)	961	35,163

Utah Medical Products, Inc.	1,467	117,169

Varex Imaging Corp.*	4,417	56,184

Zynex, Inc.*	9,348	163,123

Total Health Care Equipment & Supplies		2,934,358

Health Care Providers & Services – 1.3%

Addus HomeCare Corp.*	2,154	203,575

Apollo Medical Holdings, Inc.*(a)	1,781	31,951

BioTelemetry, Inc.*	12,175	554,936

CorVel Corp.*	5,415	462,603

Five Star Senior Living, Inc.*	6,458	32,742

Hanger, Inc.*	5,664	89,604

Joint Corp. (The)*(a)	886	15,408

Magellan Health, Inc.*	632	47,893

MEDNAX, Inc.*	75,309	1,226,031

National Research Corp.	4,774	234,929

Patterson Cos., Inc.	45,161	1,088,606

PetIQ, Inc.*(a)	443	14,584

Providence Service Corp. (The)*	3,000	278,730

RadNet, Inc.*(a)	3,567	54,753

Tivity Health, Inc.*	33,680	472,194

U.S. Physical Therapy, Inc.	2,705	235,010

Total Health Care Providers & Services		5,043,549

Health Care Technology – 1.0%

Allscripts Healthcare Solutions, Inc.*	17,696	144,045

Change Healthcare, Inc.*	223,294	3,239,996

Computer Programs & Systems, Inc.	5,169	142,716

HealthStream, Inc.*	3,418	68,599

NextGen Healthcare, Inc.*	12,413	158,142

Simulations Plus, Inc.	2,405	181,241

Total Health Care Technology		3,934,739

Hotels, Restaurants & Leisure – 2.5%

BBX Capital Corp.	9,354	125,250

Biglari Holdings, Inc. Class B*(a)	6,194	551,328

BJ’s Restaurants, Inc.	11,167	328,757

Bloomin’ Brands, Inc.	53,850	822,290

Bluegreen Vacations Corp.(a)	38,930	190,757

Brinker International, Inc.	28,632	1,223,159

Century Casinos, Inc.*	1,901	10,417

Cheesecake Factory, Inc. (The)(a)	21,456	595,189

Chuy’s Holdings, Inc.*	4,099	80,258

Dave & Buster’s Entertainment, Inc.(a)	26,741	405,394

Del Taco Restaurants, Inc.*	20,690	169,658

Denny’s Corp.*	51,537	515,370

Dine Brands Global, Inc.	13,299	725,992

El Pollo Loco Holdings, Inc.*	15,302	247,892

Everi Holdings, Inc.*(a)	6,780	55,935

Fiesta Restaurant Group, Inc.*	12,367	115,879

J Alexander’s Holdings, Inc.*	10,984	57,117

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Jack in the Box, Inc.	12,052	$955,844

Lindblad Expeditions Holdings, Inc.*	7,423	63,170

Monarch Casino & Resort, Inc.*	6,366	283,924

Nathan’s Famous, Inc.	2,865	146,831

Noodles & Co.*	5,445	37,407

RCI Hospitality Holdings, Inc.(a)	12,574	256,510

Red Rock Resorts, Inc. Class A	30,193	516,300

Ruth’s Hospitality Group, Inc.	16,444	181,871

Shake Shack, Inc. Class A*(a)	2,908	187,508

Target Hospitality Corp.*(a)	13,932	16,997

Twin River Worldwide Holdings, Inc.	24,786	651,128

Total Hotels, Restaurants & Leisure		9,518,132

Household Durables – 4.5%

Bassett Furniture Industries, Inc.	2,831	38,728

Beazer Homes USA, Inc.*	26,694	352,361

Cavco Industries, Inc.*(a)	3,295	594,121

Century Communities, Inc.*	29,033	1,228,967

Ethan Allen Interiors, Inc.	20,979	284,056

Green Brick Partners, Inc.*	46,291	745,285

Hamilton Beach Brands Holding Co. Class A	6,304	122,613

Hooker Furniture Corp.	11,614	299,990

Hovnanian Enterprises, Inc. Class A*(a)	3,909	127,121

Installed Building Products, Inc.*(a)	9,091	925,009

iRobot Corp.*(a)	16,560	1,256,904

La-Z-Boy, Inc.	29,248	925,114

Legacy Housing Corp.*(a)	17,132	234,366

LGI Homes, Inc.*	19,480	2,262,991

M/I Homes, Inc.*	27,481	1,265,500

Skyline Champion Corp.*	16,000	428,320

Sonos, Inc.*	5,657	85,873

TRI Pointe Group, Inc.*	117,592	2,133,119

Tupperware Brands Corp.	169,464	3,416,394

Turtle Beach Corp.*	23,199	422,222

Universal Electronics, Inc.*	888	33,513

ZAGG, Inc.*	6,056	16,957

Total Household Durables		17,199,524

Household Products – 0.3%

Central Garden and Pet Co. Class A*	33,932	1,226,302

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	9,647	207,603

Insurance – 2.3%

AMERISAFE, Inc.	9,979	572,395

Crawford & Co. Class A	38,660	252,836

eHealth, Inc.*(a)	1,793	141,647

Employers Holdings, Inc.	27,270	824,918

FBL Financial Group, Inc. Class A	13,936	671,715

Genworth Financial, Inc. Class A*	318,552	1,067,149

Goosehead Insurance, Inc. Class A	989	85,638

Hallmark Financial Services, Inc.*	10,048	26,326

HCI Group, Inc.	1,901	93,700

Heritage Insurance Holdings, Inc.	13,791	139,565

Horace Mann Educators Corp.	30,504	1,018,834

Investors Title Co.	1,141	148,399

Kinsale Capital Group, Inc.	4,291	816,062

National Western Life Group, Inc. Class A	3,703	676,797

Palomar Holdings, Inc.*(a)	3,165	329,920

ProAssurance Corp.	5,167	80,812

Safety Insurance Group, Inc.	8,166	564,189

State Auto Financial Corp.	1,470	20,227

Stewart Information Services Corp.	20,359	890,299

United Fire Group, Inc.	984	19,995

Universal Insurance Holdings, Inc.	25,330	350,567

Total Insurance		8,791,990

Interactive Media & Services – 0.2%

ANGI Homeservices, Inc. Class A*(a)	49,839	552,964

Cars.com, Inc.*	3,870	31,270

DHI Group, Inc.*	41,131	92,956

Liberty TripAdvisor Holdings, Inc. Class A*	12,676	21,929

QuinStreet, Inc.*	8,247	130,632

Travelzoo*	5,420	34,851

Total Interactive Media & Services		864,602

Internet & Direct Marketing Retail – 1.2%

1-800-Flowers.com, Inc. Class A*(a)	24,209	603,772

Duluth Holdings, Inc. Class B*(a)	13,176	161,011

Groupon, Inc.*(a)	4,998	101,959

Lands’ End, Inc.*	5,699	74,258

PetMed Express, Inc.(a)	10,170	321,575

Revolve Group, Inc.*	16,437	270,060

Shutterstock, Inc.(a)	6,165	320,827

Stamps.com, Inc.*	10,067	2,425,644

Stitch Fix, Inc. Class A*	8,164	221,489

Total Internet & Direct Marketing Retail		4,500,595

IT Services – 1.8%

Cass Information Systems, Inc.	5,191	208,886

CSG Systems International, Inc.	14,312	586,076

Evo Payments, Inc. Class A*	10,387	258,117

GreenSky, Inc. Class A*(a)	38,280	169,963

Hackett Group, Inc. (The)	17,137	191,592

I3 Verticals, Inc. Class A*(a)	802	20,250

International Money Express, Inc.*(a)	13,747	197,476

ManTech International Corp. Class A	11,368	783,028

NIC, Inc.	21,579	425,106

Paysign, Inc.(a)	7,670	43,566

Perficient, Inc.*(a)	7,224	308,754

Switch, Inc. Class A	14,429	225,237

Sykes Enterprises, Inc.*	17,377	594,467

TTEC Holdings, Inc.	19,951	1,088,327

Unisys Corp.*	103,411	1,103,395

Virtusa Corp.*	9,482	466,135

Total IT Services		6,670,375

Leisure Products – 1.3%

Acushnet Holdings Corp.	37,624	1,264,543

American Outdoor Brands, Inc.*	4,644	60,511

Callaway Golf Co.	35,296	675,565

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Clarus Corp.(a)	7,203	$101,706

Johnson Outdoors, Inc. Class A	5,902	483,315

Malibu Boats, Inc. Class A*	17,255	855,158

Marine Products Corp.	16,808	262,877

MasterCraft Boat Holdings, Inc.*(a)	28,460	497,765

Smith & Wesson Brands, Inc.(a)	18,571	288,222

Sturm Ruger & Co., Inc.	7,253	443,594

Total Leisure Products		4,933,256

Machinery – 4.6%

Alamo Group, Inc.	5,549	599,458

Altra Industrial Motion Corp.	28,022	1,035,973

Astec Industries, Inc.	1,913	103,780

Blue Bird Corp.*	12,752	155,064

Chart Industries, Inc.*	7,350	516,485

Columbus McKinnon Corp.	16,001	529,633

Commercial Vehicle Group, Inc.*	49,789	325,122

Douglas Dynamics, Inc.	9,191	314,332

Energy Recovery, Inc.*(a)	14,328	117,490

Enerpac Tool Group Corp.	17,091	321,482

EnPro Industries, Inc.	9,532	537,700

Evoqua Water Technologies Corp.*	15,667	332,454

Federal Signal Corp.	31,956	934,713

Gorman-Rupp Co. (The)	8,672	255,477

Graham Corp.	1,139	14,545

Greenbrier Cos., Inc. (The)	27,636	812,498

Helios Technologies, Inc.	13,192	480,189

Hurco Cos., Inc.	5,642	160,233

Hyster-Yale Materials Handling, Inc.	4,546	168,884

Kadant, Inc.	5,246	575,067

L.B. Foster Co. Class A*	9,428	126,524

Lindsay Corp.	1,646	159,135

Lydall, Inc.*	10,930	180,782

Manitowoc Co., Inc. (The)*	33,970	285,688

Mayville Engineering Co., Inc.*(a)	18,691	171,770

Meritor, Inc.*	83,446	1,747,359

Miller Industries, Inc.	9,707	296,743

Mueller Industries, Inc.	29,881	808,580

Mueller Water Products, Inc. Class A	73,058	759,073

Omega Flex, Inc.	1,748	273,947

Park-Ohio Holdings Corp.(a)	10,847	174,311

REV Group, Inc.	9,898	78,095

Shyft Group, Inc. (The)	9,452	178,454

SPX Corp.*	14,513	673,113

SPX FLOW, Inc.*	4,842	207,334

Standex International Corp.	6,447	381,662

Tennant Co.	4,900	295,764

Terex Corp.	69,651	1,348,443

TriMas Corp.*	22,672	516,922

Twin Disc, Inc.*	1,109	5,612

Wabash National Corp.	56,259	672,858

Total Machinery		17,632,748

Marine – 0.2%

Matson, Inc.	20,643	827,578

Media – 2.0%

AMC Networks, Inc. Class A*(a)	120,179	2,969,623

Cumulus Media, Inc. Class A*	56,306	302,363

Emerald Holding, Inc.(a)	28,986	59,131

Entercom Communications Corp. Class A	274,663	442,207

Entravision Communications Corp. Class A	46,161	70,165

EW Scripps Co. (The) Class A	32,622	373,196

Gray Television, Inc.*	47,757	657,614

Loral Space & Communications, Inc.(a)	14,040	256,932

Meredith Corp.	37,067	486,319

MSG Networks, Inc. Class A*(a)	103,528	990,763

National CineMedia, Inc.	36,858	100,069

Scholastic Corp.	7,211	151,359

TechTarget, Inc.*	7,210	316,952

Tribune Publishing Co.	3,671	42,804

WideOpenWest, Inc.*	71,324	370,172

Total Media		7,589,669

Metals & Mining – 3.6%

Cleveland-Cliffs, Inc.(a)	682,131	4,379,281

Compass Minerals International, Inc.	9,166	544,002

Haynes International, Inc.	2,698	46,109

Kaiser Aluminum Corp.	7,807	418,377

Materion Corp.	8,939	465,096

Olympic Steel, Inc.	7,012	79,656

Ryerson Holding Corp.*	46,012	263,649

Schnitzer Steel Industries, Inc. Class A	26,608	511,672

SunCoke Energy, Inc.	57,620	197,060

United States Steel Corp.(a)	206,360	1,514,683

Universal Stainless & Alloy Products, Inc.*	3,625	19,901

Warrior Met Coal, Inc.	230,482	3,936,633

Worthington Industries, Inc.	30,355	1,237,877

Total Metals & Mining		13,613,996

Multi-Utilities – 0.1%

Unitil Corp.	5,663	218,818

Multiline Retail – 0.7%

Big Lots, Inc.	43,570	1,943,222

Dillard’s, Inc. Class A(a)	16,031	585,452

Total Multiline Retail		2,528,674

Oil, Gas & Consumable Fuels – 5.5%

Arch Resources, Inc.(a)	42,858	1,820,608

Berry Corp.(a)	200,530	635,680

Bonanza Creek Energy, Inc.*	86,617	1,628,400

Brigham Minerals, Inc. Class A	2,658	23,709

Callon Petroleum Co.*(a)	41,990	202,392

Centennial Resource Development, Inc. Class A*(a)	176,188	106,136

CNX Resources Corp.*	301,706	2,848,105

Comstock Resources, Inc.*	116,669	511,010

CONSOL Energy, Inc.*(a)	79,132	350,555

Earthstone Energy, Inc. Class A*(a)	66,023	171,000

EQT Corp.	75,970	982,292

Falcon Minerals Corp.	71,850	175,314

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Gulfport Energy Corp.*(a)	659,039	$347,379

Laredo Petroleum, Inc.*	22,839	223,822

Magnolia Oil & Gas Corp. Class A*(a)	59,605	308,158

Matador Resources Co.*(a)	102,493	846,592

Montage Resources Corp.*	75,154	329,926

NACCO Industries, Inc. Class A	7,940	144,587

Panhandle Oil and Gas, Inc. Class A	4,920	7,036

Par Pacific Holdings, Inc.*	7,672	51,939

PDC Energy, Inc.*	149,266	1,850,152

Peabody Energy Corp.	297,729	684,777

QEP Resources, Inc.	54,725	49,406

Range Resources Corp.	776,112	5,137,861

SM Energy Co.	185,317	294,654

Talos Energy, Inc.*(a)	71,440	460,788

VAALCO Energy, Inc.*	93,833	93,833

W&T Offshore, Inc.*(a)	224,319	403,774

Total Oil, Gas & Consumable Fuels		20,689,885

Paper & Forest Products – 0.9%

Boise Cascade Co.	8,446	337,164

Clearwater Paper Corp.*	3,165	120,080

Domtar Corp.	65,974	1,733,137

Neenah, Inc.	6,664	249,700

PH Glatfelter Co.	16,542	227,783

Schweitzer-Mauduit International, Inc.	14,438	438,771

Verso Corp. Class A	20,705	163,363

Total Paper & Forest Products		3,269,998

Personal Products – 1.8%

Edgewell Personal Care Co.*	56,184	1,566,410

elf Beauty, Inc.*	8,717	160,131

Inter Parfums, Inc.	8,057	300,929

Lifevantage Corp.*	5,421	65,431

Medifast, Inc.	7,781	1,279,585

Nu Skin Enterprises, Inc. Class A	49,187	2,463,777

USANA Health Sciences, Inc.*	13,187	971,223

Total Personal Products		6,807,486

Pharmaceuticals – 2.0%

Amneal Pharmaceuticals, Inc.*(a)	435,599	1,690,124

Amphastar Pharmaceuticals, Inc.*	4,179	78,356

ANI Pharmaceuticals, Inc.*	2,333	65,814

Corcept Therapeutics, Inc.*	59,543	1,036,346

Harrow Health, Inc.(a)	22,958	128,335

Innoviva, Inc.*(a)	148,558	1,552,431

Lannett Co., Inc.*(a)	14,252	87,080

Pacira BioSciences, Inc.*	3,418	205,490

Phibro Animal Health Corp. Class A	18,640	324,336

Prestige Consumer Healthcare, Inc.*	36,375	1,324,778

Supernus Pharmaceuticals, Inc.*	48,371	1,008,052

Total Pharmaceuticals		7,501,142

Professional Services – 1.3%

Barrett Business Services, Inc.	4,415	231,523

BG Staffing, Inc.	6,201	52,522

CBIZ, Inc.*	23,164	529,761

CRA International, Inc.	3,806	142,611

Forrester Research, Inc.*	1,396	45,775

Franklin Covey Co.*	552	9,792

GP Strategies Corp.*	4,437	42,773

Heidrick & Struggles International, Inc.	15,112	296,951

Huron Consulting Group, Inc.*	4,432	174,310

ICF International, Inc.	7,090	436,248

Kelly Services, Inc. Class A	36,896	628,708

Kforce, Inc.	13,435	432,204

Korn Ferry	42,276	1,226,004

Mistras Group, Inc.*	7,941	31,049

Resources Connection, Inc.	17,877	206,479

TrueBlue, Inc.*	23,183	359,105

Willdan Group, Inc.*(a)	1,238	31,581

Total Professional Services		4,877,396

Real Estate Management & Development – 0.6%

Forestar Group, Inc.*	11,284	199,727

Marcus & Millichap, Inc.*	21,787	599,578

Newmark Group, Inc. Class A	42,425	183,276

RE/MAX Holdings, Inc. Class A	7,674	251,170

Realogy Holdings Corp.(a)	61,460	580,182

RMR Group, Inc. (The) Class A	15,510	426,060

St. Joe Co. (The)*	1,139	23,498

Total Real Estate Management & Development		2,263,491

Road & Rail – 2.0%

ArcBest Corp.	29,931	929,657

Avis Budget Group, Inc.*	78,307	2,061,040

Covenant Logistics Group, Inc. Class A*	18,776	328,392

Heartland Express, Inc.	25,747	478,894

Hertz Global Holdings, Inc.*	16,285	18,076

Marten Transport Ltd.	36,570	596,823

Schneider National, Inc. Class B	101,987	2,522,139

Universal Logistics Holdings, Inc.	19,579	408,418

US Xpress Enterprises, Inc. Class A*	26,535	219,179

Total Road & Rail		7,562,618

Semiconductors & Semiconductor Equipment – 0.5%

ACM Research, Inc. Class A*(a)	8,925	616,717

Axcelis Technologies, Inc.*	8,415	185,130

Ceva, Inc.*	435	17,126

CyberOptics Corp.*	880	28,019

FormFactor, Inc.*	14,268	355,701

NVE Corp.	2,047	100,467

Onto Innovation, Inc.*	6,752	201,075

Photronics, Inc.*	13,277	132,239

Ultra Clean Holdings, Inc.*	11,569	248,271

Total Semiconductors & Semiconductor Equipment		1,884,745

Software – 0.8%

Alarm.com Holdings, Inc.*	10,880	601,120

Altair Engineering, Inc. Class A*(a)	1,901	79,804

American Software, Inc. Class A	6,057	85,040

Appfolio, Inc. Class A*	711	100,827

Bottomline Technologies DE, Inc.*	1,398	58,940

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Ebix, Inc.(a)	35,001	$721,020

eGain Corp.*	7,163	101,500

Ideanomics, Inc.*	43,954	39,937

OneSpan, Inc.*	5,877	123,182

Progress Software Corp.	13,744	504,130

QAD, Inc. Class A	380	16,036

ShotSpotter, Inc.*(a)	645	20,021

Smith Micro Software, Inc.*	13,810	51,511

SPS Commerce, Inc.*	5,193	404,379

Xperi Holding Corp.	9,378	107,753

Total Software		3,015,200

Specialty Retail – 6.8%

Abercrombie & Fitch Co. Class A	54,128	754,003

America’s Car-Mart, Inc.*(a)	4,672	396,559

Asbury Automotive Group, Inc.*	14,031	1,367,321

At Home Group, Inc.*(a)	118,483	1,760,658

Bed Bath & Beyond, Inc.(a)	9,031	135,284

Boot Barn Holdings, Inc.*(a)	10,315	290,264

Buckle, Inc. (The)	30,397	619,795

Caleres, Inc.	32,106	306,933

Cato Corp. (The) Class A	18,215	142,441

Children’s Place, Inc. (The)(a)	12,034	341,164

Citi Trends, Inc.	6,964	173,961

Conn’s, Inc.*	66,806	706,808

Container Store Group, Inc. (The)*(a)	46,504	288,790

Designer Brands, Inc. Class A	49,531	268,953

Express, Inc.*(a)	8,653	5,278

GameStop Corp. Class A*(a)	166,036	1,693,567

Genesco, Inc.*	13,182	283,940

Group 1 Automotive, Inc.	15,097	1,334,424

Guess?, Inc.	35,392	411,255

Haverty Furniture Cos., Inc.	10,420	218,195

Hibbett Sports, Inc.*	10,243	401,731

MarineMax, Inc.*	21,713	557,373

Michaels Cos., Inc. (The)*(a)	537,591	5,190,441

ODP Corp. (The)	70,949	1,379,958

Party City Holdco, Inc.*(a)	298,355	775,723

Rent-A-Center, Inc.	36,362	1,086,860

Sally Beauty Holdings, Inc.*(a)	133,389	1,159,151

Shoe Carnival, Inc.	9,702	325,793

Sleep Number Corp.*	15,830	774,245

Sonic Automotive, Inc. Class A	35,332	1,418,933

Sportsman’s Warehouse Holdings, Inc.*(a)	28,213	403,728

Tilly’s, Inc. Class A	16,223	97,825

Winmark Corp.	1,638	282,031

Zumiez, Inc.*(a)	15,059	418,941

Total Specialty Retail		25,772,326

Technology Hardware, Storage & Peripherals – 0.0%

AstroNova, Inc.	4,489	36,002

Textiles, Apparel & Luxury Goods – 1.3%

Culp, Inc.	6,286	78,072

Fossil Group, Inc.*(a)	41,410	237,694

G-III Apparel Group Ltd.*	40,164	526,550

Kontoor Brands, Inc.(a)	29,206	706,785

Levi Strauss & Co. Class A(a)	201,620	2,701,708

Movado Group, Inc.	20,197	200,758

Oxford Industries, Inc.	8,922	360,092

Rocky Brands, Inc.	5,415	134,455

Unifi, Inc.*	3,710	47,636

Vera Bradley, Inc.*	13,071	79,864

Total Textiles, Apparel & Luxury Goods		5,073,614

Thrifts & Mortgage Finance – 2.9%

Axos Financial, Inc.*	47,204	1,100,325

Bridgewater Bancshares, Inc.*	21,731	206,227

Capitol Federal Financial, Inc.	54,355	503,599

Columbia Financial, Inc.*	30,524	338,816

Federal Agricultural Mortgage Corp. Class C	8,881	565,365

Flagstar Bancorp, Inc.	48,816	1,446,418

FS Bancorp, Inc.	3,914	160,474

Hingham Institution For Savings (The)	1,556	286,304

Home Bancorp, Inc.	6,103	147,387

HomeStreet, Inc.	10,917	281,222

Kearny Financial Corp.	26,151	188,549

Luther Burbank Corp.	29,970	250,250

Merchants Bancorp	30,318	597,568

Meridian Bancorp, Inc.	26,684	276,179

Meta Financial Group, Inc.	26,583	510,925

Northfield Bancorp, Inc.	20,678	188,583

Northwest Bancshares, Inc.	71,156	654,635

PCSB Financial Corp.	3,838	46,325

Premier Financial Corp.	24,886	387,600

Provident Financial Services, Inc.	53,058	647,308

Riverview Bancorp, Inc.	20,300	84,245

Southern Missouri Bancorp, Inc.	7,068	166,663

Sterling Bancorp, Inc.	74,396	223,932

Territorial Bancorp, Inc.	6,172	124,860

TrustCo Bank Corp.	56,700	295,974

Walker & Dunlop, Inc.	23,403	1,240,359

Waterstone Financial, Inc.	14,684	227,455

Total Thrifts & Mortgage Finance		11,147,547

Tobacco – 0.4%

Turning Point Brands, Inc.	11,174	311,754

Universal Corp.	19,776	828,219

Vector Group Ltd.	55,014	533,086

Total Tobacco		1,673,059

Trading Companies & Distributors – 2.6%

Beacon Roofing Supply, Inc.*	35,141	1,091,831

BMC Stock Holdings, Inc.*	38,916	1,666,772

CAI International, Inc.	16,695	459,613

DXP Enterprises, Inc.*	10,786	173,978

Foundation Building Materials, Inc.*	16,929	266,124

GMS, Inc.*	26,096	628,914

H&E Equipment Services, Inc.	25,262	496,651

Herc Holdings, Inc.*	7,173	284,122

MRC Global, Inc.*	29,191	124,937

NOW, Inc.*	56,718	257,500

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2020

Investments	Shares	Value

Rush Enterprises, Inc. Class A	31,579	$1,596,003

Systemax, Inc.	15,670	375,140

Titan Machinery, Inc.*	9,205	121,782

Transcat, Inc.*	3,132	91,768

WESCO International, Inc.*	47,260	2,080,385

Willis Lease Finance Corp.*	10,960	202,212

Total Trading Companies & Distributors		9,917,732

Water Utilities – 0.2%

Artesian Resources Corp. Class A	3,793	130,745

Middlesex Water Co.	3,310	205,716

Pure Cycle Corp.*	2,661	23,976

SJW Group	6,206	377,697

York Water Co. (The)	3,048	128,839

Total Water Utilities		866,973

Wireless Telecommunication Services – 0.5%

Shenandoah Telecommunications Co.	15,855	704,517

United States Cellular Corp.*	38,312	1,131,353

Total Wireless Telecommunication Services		1,835,870
TOTAL COMMON STOCKS (Cost: $475,950,946)		378,210,126

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. MidCap Fund(a)(b) (Cost: $541,442)	17,569	600,684

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%

United States — 6.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)

(Cost: $23,222,078)	23,222,078	23,222,078

TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $499,714,466)		402,032,888

Other Assets less Liabilities – (6.0)%		(22,750,702)

NET ASSETS – 100.0%		$379,282,186

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,624,878 and the total market value of the collateral held by the Fund was $45,336,503. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,114,425.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree U.S. MidCap Fund	$165,336	$2,025,894	$1,752,456	$36,614	$125,296	$600,684	$9,992

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$378,210,126	$—	$—	$378,210,126
Exchange-Traded Fund	600,684	—	—	600,684
Investment of Cash Collateral for Securities Loaned	—	23,222,078	—	23,222,078
Total Investments in Securities	$378,810,810	$23,222,078	$—	$402,032,888

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.1%

Aerospace & Defense – 0.4%

Kaman Corp.	5,078	$197,890

National Presto Industries, Inc.	1,249	102,243

Park Aerospace Corp.	7,711	84,204

Total Aerospace & Defense		384,337

Air Freight & Logistics – 0.3%

Forward Air Corp.	4,555	261,366

Auto Components – 1.9%

Cooper Tire & Rubber Co.	14,884	471,823

LCI Industries	13,164	1,399,201

Total Auto Components		1,871,024

Automobiles – 0.3%

Winnebago Industries, Inc.	6,425	331,980

Banks – 5.4%

Eagle Bancorp, Inc.	13,029	349,047

Enterprise Financial Services Corp.	8,182	223,123

FB Financial Corp.	5,148	129,318

First Interstate BancSystem, Inc. Class A	26,635	848,325

Home BancShares, Inc.	93,576	1,418,612

Lakeland Financial Corp.	13,203	543,964

Live Oak Bancshares, Inc.	4,705	119,178

Parke Bancorp, Inc.	4,360	52,058

Plumas Bancorp	1,635	32,177

Preferred Bank	6,478	208,073

ServisFirst Bancshares, Inc.	20,894	711,023

Stock Yards Bancorp, Inc.	12,154	413,722

Unity Bancorp, Inc.	2,967	34,358

West Bancorp, Inc.	9,261	146,694

Total Banks		5,229,672

Beverages – 0.3%

Coca-Cola Consolidated, Inc.	542	130,449

MGP Ingredients, Inc.	3,029	120,372

Total Beverages		250,821

Building Products – 1.5%

AAON, Inc.	5,175	311,794

Apogee Enterprises, Inc.	7,306	156,129

CSW Industrials, Inc.	1,654	127,772

Griffon Corp.	10,732	209,703

Insteel Industries, Inc.	1,498	28,013

Quanex Building Products Corp.	8,355	154,066

UFP Industries, Inc.	7,746	437,726

Total Building Products		1,425,203

Capital Markets – 10.5%

Brightsphere Investment Group, Inc.	69,680	898,872

Cohen & Steers, Inc.	21,339	1,189,436

Diamond Hill Investment Group, Inc.	3,994	504,522

Greenhill & Co., Inc.	4,658	52,868

Houlihan Lokey, Inc.	22,620	1,335,711

Moelis & Co. Class A	65,783	2,311,615

Pzena Investment Management, Inc. Class A	4,923	26,387

Silvercrest Asset Management Group, Inc. Class A	6,105	63,858

Victory Capital Holdings, Inc. Class A(a)	3,204	54,116

Virtu Financial, Inc. Class A	144,240	3,318,963

Virtus Investment Partners, Inc.	3,211	445,205

Total Capital Markets		10,201,553

Chemicals – 13.5%

Avient Corp.	41,652	1,102,112

Cabot Corp.	34,975	1,260,149

Chase Corp.	1,324	126,310

Chemours Co. (The)	185,554	3,879,934

FutureFuel Corp.	18,577	211,220

H.B. Fuller Co.	13,329	610,202

Innospec, Inc.	5,322	336,989

Kronos Worldwide, Inc.	83,897	1,078,915

Minerals Technologies, Inc.	2,578	131,736

Olin Corp.	154,953	1,918,318

Quaker Chemical Corp.	3,553	638,510

Sensient Technologies Corp.	21,504	1,241,641

Stepan Co.	5,217	568,653

Total Chemicals		13,104,689

Commercial Services & Supplies – 5.8%

ABM Industries, Inc.	19,977	732,357

ACCO Brands Corp.	40,478	234,772

Brady Corp. Class A	11,724	469,194

Deluxe Corp.	15,410	396,499

Ennis, Inc.	17,755	309,647

Healthcare Services Group, Inc.	37,837	814,631

Herman Miller, Inc.	16,579	500,023

HNI Corp.	20,384	639,650

Interface, Inc.	11,988	73,367

Kimball International, Inc. Class B	9,825	103,556

Knoll, Inc.	19,338	233,216

McGrath RentCorp	7,609	453,420

Steelcase, Inc. Class A	42,106	425,692

UniFirst Corp.	1,131	214,177

VSE Corp.	1,594	48,840

Total Commercial Services & Supplies		5,649,041

Communications Equipment – 1.0%

InterDigital, Inc.	16,870	962,602

Construction & Engineering – 0.8%

Comfort Systems USA, Inc.	4,557	234,731

Primoris Services Corp.	8,490	153,159

Valmont Industries, Inc.	3,404	422,709

Total Construction & Engineering		810,599

Construction Materials – 0.1%

United States Lime & Minerals, Inc.	730	65,773

Consumer Finance – 1.8%

Navient Corp.	208,278	1,759,949

Containers & Packaging – 0.8%

Greif, Inc. Class A	21,996	796,475

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2020

Investments	Shares	Value

Distributors – 0.1%

Weyco Group, Inc.	4,548	$73,541

Diversified Consumer Services – 1.4%

Carriage Services, Inc.	3,953	88,191

Collectors Universe, Inc.	5,538	274,076

Graham Holdings Co. Class B	791	319,651

Strategic Education, Inc.	7,412	677,976

Total Diversified Consumer Services		1,359,894

Diversified Financial Services – 0.0%

Marlin Business Services Corp.	5,032	35,476

Electric Utilities – 1.7%

MGE Energy, Inc.	13,098	820,721

Otter Tail Corp.	22,947	829,993

Total Electric Utilities		1,650,714

Electrical Equipment – 0.7%

Allied Motion Technologies, Inc.	385	15,893

AZZ, Inc.	6,117	208,712

Encore Wire Corp.	448	20,796

EnerSys	6,228	418,023

Total Electrical Equipment		663,424

Electronic Equipment, Instruments & Components – 1.2%

Badger Meter, Inc.	6,579	430,069

Benchmark Electronics, Inc.	13,097	263,905

CTS Corp.	3,764	82,921

Methode Electronics, Inc.	8,536	243,276

PC Connection, Inc.	3,591	147,446

Total Electronic Equipment, Instruments & Components		1,167,617

Energy Equipment & Services – 0.1%

Solaris Oilfield Infrastructure, Inc. Class A	21,106	133,812

Entertainment – 0.4%

Marcus Corp. (The)	9,341	72,206

World Wrestling Entertainment, Inc. Class A	7,562	306,034

Total Entertainment		378,240

Food & Staples Retailing – 0.6%

Ingles Markets, Inc. Class A	4,344	165,246

PriceSmart, Inc.	6,194	411,591

Total Food & Staples Retailing		576,837

Food Products – 0.7%

Calavo Growers, Inc.	4,648	308,023

John B. Sanfilippo & Son, Inc.	1,183	89,174

Tootsie Roll Industries, Inc.	8,543	263,979

Total Food Products		661,176

Gas Utilities – 0.6%

Chesapeake Utilities Corp.	5,871	494,925

RGC Resources, Inc.	2,448	57,406

Total Gas Utilities		552,331

Health Care Equipment & Supplies – 0.5%

Atrion Corp.	339	212,214

LeMaitre Vascular, Inc.	4,010	130,445

Mesa Laboratories, Inc.(a)	238	60,633

Utah Medical Products, Inc.	810	64,695

Total Health Care Equipment & Supplies		467,987

Health Care Providers & Services – 2.8%

Ensign Group, Inc. (The)	4,903	279,765

Patterson Cos., Inc.	99,262	2,392,711

Total Health Care Providers & Services		2,672,476

Health Care Technology – 0.2%

Simulations Plus, Inc.	2,639	198,875

Hotels, Restaurants & Leisure – 0.0%

RCI Hospitality Holdings, Inc.(a)	1,284	26,194

Household Durables – 2.9%

Hamilton Beach Brands Holding Co. Class A	3,631	70,623

Hooker Furniture Corp.	6,455	166,732

KB Home	18,994	729,180

MDC Holdings, Inc.	39,678	1,868,834

Total Household Durables		2,835,369

Household Products – 0.7%

WD-40 Co.	3,533	668,832

Insurance – 2.4%

AMERISAFE, Inc.	6,004	344,390

Crawford & Co. Class A	13,571	88,754

Employers Holdings, Inc.	13,483	407,861

Independence Holding Co.	2,366	89,222

Investors Title Co.	405	52,674

Kinsale Capital Group, Inc.	1,506	286,411

Safety Insurance Group, Inc.	11,998	828,942

Universal Insurance Holdings, Inc.	15,779	218,381

Total Insurance		2,316,635

Internet & Direct Marketing Retail – 0.6%

PetMed Express, Inc.(a)	19,571	618,835

IT Services – 2.8%

Cass Information Systems, Inc.	5,629	226,511

CSG Systems International, Inc.	11,031	451,720

Hackett Group, Inc. (The)	14,467	161,741

ManTech International Corp. Class A	7,708	530,927

NIC, Inc.	20,504	403,929

TTEC Holdings, Inc.	17,057	930,459

Total IT Services		2,705,287

Leisure Products – 1.3%

Acushnet Holdings Corp.	27,572	926,695

Johnson Outdoors, Inc. Class A	1,644	134,627

Sturm Ruger & Co., Inc.	3,415	208,861

Total Leisure Products		1,270,183

Machinery – 9.1%

Alamo Group, Inc.	734	79,294

Albany International Corp. Class A	4,127	204,328

Altra Industrial Motion Corp.	19,606	724,834

Barnes Group, Inc.	8,080	288,779

Columbus McKinnon Corp.	2,259	74,773

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2020

Investments	Shares	Value

Douglas Dynamics, Inc.	7,095	$242,649

Eastern Co. (The)	1,451	28,324

EnPro Industries, Inc.	4,841	273,081

ESCO Technologies, Inc.	1,445	116,409

Federal Signal Corp.	9,345	273,341

Franklin Electric Co., Inc.	7,435	437,401

Gorman-Rupp Co. (The)	6,111	180,030

Greenbrier Cos., Inc. (The)	16,749	492,421

Helios Technologies, Inc.	3,836	139,630

Hillenbrand, Inc.	29,540	837,754

Hyster-Yale Materials Handling, Inc.	4,003	148,711

Kadant, Inc.	1,496	163,992

Kennametal, Inc.	27,456	794,577

Miller Industries, Inc.	3,441	105,191

Mueller Industries, Inc.	11,060	299,284

Mueller Water Products, Inc. Class A	43,964	456,786

Omega Flex, Inc.	1,761	275,984

Shyft Group, Inc. (The)	3,027	57,150

Standex International Corp.	2,127	125,918

Tennant Co.	3,163	190,919

Trinity Industries, Inc.	63,334	1,235,013

Wabash National Corp.	17,021	203,571

Watts Water Technologies, Inc. Class A	3,968	397,395

Total Machinery		8,847,539

Marine – 0.6%

Matson, Inc.	15,608	625,725

Media – 1.6%

John Wiley & Sons, Inc. Class A	27,393	868,632

Sinclair Broadcast Group, Inc. Class A(a)	36,608	703,972

Total Media		1,572,604

Metals & Mining – 3.0%

Carpenter Technology Corp.	14,886	270,330

Kaiser Aluminum Corp.	6,850	367,091

Materion Corp.	3,132	162,958

Schnitzer Steel Industries, Inc. Class A	19,233	369,851

SunCoke Energy, Inc.	76,488	261,589

United States Steel Corp.(a)	51,725	379,661

Worthington Industries, Inc.	28,067	1,144,572

Total Metals & Mining		2,956,052

Multi-Utilities – 0.3%

Unitil Corp.	7,349	283,965

Oil, Gas & Consumable Fuels – 0.0%

NACCO Industries, Inc. Class A	1,806	32,887

Paper & Forest Products – 1.1%

Neenah, Inc.	8,956	335,581

Schweitzer-Mauduit International, Inc.	25,089	762,455

Total Paper & Forest Products		1,098,036

Personal Products – 2.1%

Medifast, Inc.	12,076	1,985,898

Professional Services – 1.4%

Barrett Business Services, Inc.	1,485	77,873

BG Staffing, Inc.	9,072	76,840

CRA International, Inc.	1,984	74,341

ICF International, Inc.	1,812	111,492

Insperity, Inc.	8,902	582,992

Kforce, Inc.	6,218	200,033

Korn Ferry	8,383	243,107

Total Professional Services		1,366,678

Real Estate Management & Development – 0.8%

CTO Realty Growth, Inc.	824	36,338

Newmark Group, Inc. Class A	99,546	430,039

RMR Group, Inc. (The) Class A	10,738	294,973

Total Real Estate Management & Development		761,350

Road & Rail – 2.8%

Heartland Express, Inc.	4,719	87,774

Marten Transport Ltd.	7,209	117,651

Ryder System, Inc.	35,446	1,497,239

Schneider National, Inc. Class B	15,829	391,451

Universal Logistics Holdings, Inc.	9,326	194,540

Werner Enterprises, Inc.	10,488	440,391

Total Road & Rail		2,729,046

Semiconductors & Semiconductor Equipment – 0.6%

Power Integrations, Inc.	9,936	550,454

Software – 0.1%

Ebix, Inc.(a)	5,728	117,997

Specialty Retail – 0.7%

Haverty Furniture Cos., Inc.	14,577	305,243

Monro, Inc.	7,653	310,482

Shoe Carnival, Inc.	2,843	95,468

Total Specialty Retail		711,193

Textiles, Apparel & Luxury Goods – 0.6%

Culp, Inc.	7,204	89,474

Oxford Industries, Inc.	6,998	282,439

Superior Group of Cos., Inc.	7,398	171,855

Total Textiles, Apparel & Luxury Goods		543,768

Thrifts & Mortgage Finance – 3.0%

Federal Agricultural Mortgage Corp. Class C	6,592	419,647

Flagstar Bancorp, Inc.	5,025	148,891

FS Bancorp, Inc.	1,171	48,011

Hingham Institution For Savings (The)	365	67,160

Merchants Bancorp	8,953	176,463

PennyMac Financial Services, Inc.	23,373	1,358,439

Sterling Bancorp, Inc.	4,923	14,818

Timberland Bancorp, Inc.	3,631	65,358

Walker & Dunlop, Inc.	11,579	613,687

Total Thrifts & Mortgage Finance		2,912,474

Trading Companies & Distributors – 2.4%

Applied Industrial Technologies, Inc.	11,039	608,249

GATX Corp.	12,021	766,339

H&E Equipment Services, Inc.	18,640	366,463

Rush Enterprises, Inc. Class A	4,613	233,141

Rush Enterprises, Inc. Class B	1,398	61,931

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2020

Investments	Shares	Value

Systemax, Inc.	11,165	$267,290

Total Trading Companies & Distributors		2,303,413

Water Utilities – 2.8%

American States Water Co.	10,993	823,925

California Water Service Group	15,929	692,115

Middlesex Water Co.	5,935	368,860

SJW Group	10,275	625,337

York Water Co. (The)	4,309	182,142

Total Water Utilities		2,692,379
Total United States		96,230,277

Puerto Rico – 0.8%

Banks – 0.5%

First Bancorp	85,593	446,795

IT Services – 0.3%

EVERTEC, Inc.	9,483	329,155
Total Puerto Rico		775,950
TOTAL COMMON STOCKS (Cost: $99,570,563)		97,006,227

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $1,164,730)	1,164,730	1,164,730

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $100,735,293)		98,170,957

Other Assets less Liabilities – (1.1)%		(1,081,258)

NET ASSETS – 100.0%		$97,089,699
(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,742,387 and the total market value of the collateral held by the Fund was $1,797,680. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $632,950.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$97,006,227	$—	$—	$97,006,227
Investment of Cash Collateral for Securities Loaned	—	1,164,730	—	1,164,730
Total Investments in Securities	$97,006,227	$1,164,730	$—	$98,170,957

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.4%

BWX Technologies, Inc.	2,034	$114,535

General Dynamics Corp.	9,994	1,383,469

Huntington Ingalls Industries, Inc.	1,210	170,308

L3Harris Technologies, Inc.	5,047	857,182

Lockheed Martin Corp.	10,084	3,864,996

Northrop Grumman Corp.	3,753	1,184,034

Raytheon Technologies Corp.	44,415	2,555,639

Spirit AeroSystems Holdings, Inc. Class A	1,266	23,940

Textron, Inc.	2,072	74,778

Total Aerospace & Defense		10,228,881

Air Freight & Logistics – 1.1%

C.H. Robinson Worldwide, Inc.	5,611	573,388

Expeditors International of Washington, Inc.	4,009	362,895

FedEx Corp.	5,566	1,399,960

United Parcel Service, Inc. Class B	35,353	5,890,870

Total Air Freight & Logistics		8,227,113

Auto Components – 0.1%

BorgWarner, Inc.	6,277	243,171

Gentex Corp.	7,476	192,507

LCI Industries	389	41,347

Total Auto Components		477,025

Automobiles – 0.1%

Harley-Davidson, Inc.	8,933	219,216

Thor Industries, Inc.	2,118	201,761

Total Automobiles		420,977

Banks – 6.6%

Associated Banc-Corp.	11,139	140,574

Bank of America Corp.	291,532	7,023,006

Bank of Hawaii Corp.	4,387	221,631

Bank OZK	8,624	183,864

BOK Financial Corp.	4,246	218,711

Cadence BanCorp	12,523	107,573

Cathay General Bancorp	10,462	226,816

CIT Group, Inc.	5,897	104,436

Citigroup, Inc.	95,223	4,105,064

Citizens Financial Group, Inc.	26,994	682,408

Comerica, Inc.	10,413	398,297

Commerce Bancshares, Inc.	5,089	286,460

Cullen/Frost Bankers, Inc.	4,522	289,182

CVB Financial Corp.	5,665	94,209

East West Bancorp, Inc.	6,641	217,426

Fifth Third Bancorp	34,587	737,395

First Financial Bancorp	14,432	173,256

First Hawaiian, Inc.	9,552	138,217

First Horizon National Corp.	20,206	190,543

First Republic Bank	3,159	344,521

FNB Corp.	24,738	167,724

Fulton Financial Corp.	6,076	56,689

Glacier Bancorp, Inc.	3,917	125,540

Hancock Whitney Corp.	6,236	117,299

Home BancShares, Inc.	14,158	214,635

Huntington Bancshares, Inc.	69,968	641,607

Independent Bank Corp.	526	27,552

Investors Bancorp, Inc.	21,052	152,838

JPMorgan Chase & Co.	128,355	12,356,736

KeyCorp	56,866	678,411

M&T Bank Corp.	6,025	554,842

Old National Bancorp	22,568	283,454

PacWest Bancorp	12,925	220,759

People’s United Financial, Inc.	31,953	329,435

PNC Financial Services Group, Inc. (The)	20,283	2,229,305

Popular, Inc.	4,237	153,676

Prosperity Bancshares, Inc.	6,162	319,376

Regions Financial Corp.	55,044	634,657

Signature Bank	2,235	185,483

Sterling Bancorp	5,675	59,701

Synovus Financial Corp.	8,525	180,474

TCF Financial Corp.	7,990	186,646

Truist Financial Corp.	66,683	2,537,288

U.S. Bancorp	68,263	2,447,229

Umpqua Holdings Corp.	26,060	276,757

United Bankshares, Inc.	7,303	156,795

Valley National Bancorp	36,041	246,881

Webster Financial Corp.	7,575	200,056

Wells Fargo & Co.	250,041	5,878,464

Western Alliance Bancorp	4,153	131,318

Zions Bancorp N.A.	12,157	355,228

Total Banks		47,990,444

Beverages – 2.8%

Brown-Forman Corp. Class A	4,202	288,593

Brown-Forman Corp. Class B	3,985	300,150

Coca-Cola Co. (The)	191,282	9,443,592

Constellation Brands, Inc. Class A	3,801	720,328

Keurig Dr. Pepper, Inc.	41,730	1,151,748

PepsiCo, Inc.	59,438	8,238,107

Total Beverages		20,142,518

Biotechnology – 2.9%

AbbVie, Inc.	122,738	10,750,621

Amgen, Inc.	21,349	5,426,062

Gilead Sciences, Inc.	72,647	4,590,564

Total Biotechnology		20,767,247

Building Products – 0.2%

A.O. Smith Corp.	4,670	246,576

Fortune Brands Home & Security, Inc.	3,440	297,629

Lennox International, Inc.	773	210,727

Masco Corp.	5,487	302,498

Owens Corning	2,938	202,164

Total Building Products		1,259,594

Capital Markets – 3.7%

Affiliated Managers Group, Inc.	2,000	136,760

Ameriprise Financial, Inc.	4,740	730,481

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

Ares Management Corp. Class A	5,812	$234,921

Artisan Partners Asset Management, Inc. Class A	9,446	368,300

Bank of New York Mellon Corp. (The)	37,652	1,292,970

BGC Partners, Inc. Class A	56,450	135,480

BlackRock, Inc.	6,047	3,407,787

Blackstone Group, Inc. (The) Class A	34,670	1,809,774

CBOE Global Markets, Inc.	1,847	162,056

Charles Schwab Corp. (The)	26,345	954,479

CME Group, Inc.	7,892	1,320,411

Cohen & Steers, Inc.	2,661	148,324

E*TRADE Financial Corp.	2,160	108,108

Eaton Vance Corp.	6,897	263,121

Evercore, Inc. Class A	1,372	89,811

FactSet Research Systems, Inc.	669	224,035

Federated Hermes, Inc. Class B	6,916	148,763

Franklin Resources, Inc.	31,161	634,126

Goldman Sachs Group, Inc. (The)	11,784	2,368,230

Intercontinental Exchange, Inc.	10,350	1,035,517

KKR & Co., Inc. Class A	15,359	527,428

LPL Financial Holdings, Inc.	2,115	162,157

MarketAxess Holdings, Inc.	178	85,723

Moelis & Co. Class A	4,433	155,776

Moody’s Corp.	2,137	619,409

Morgan Stanley	73,968	3,576,353

Morningstar, Inc.	232	37,262

MSCI, Inc.	1,099	392,101

Nasdaq, Inc.	5,002	613,795

Northern Trust Corp.	8,546	666,332

Raymond James Financial, Inc.	2,725	198,271

S&P Global, Inc.	3,048	1,099,109

SEI Investments Co.	2,971	150,689

State Street Corp.	14,297	848,241

T. Rowe Price Group, Inc.	8,244	1,057,046

TD Ameritrade Holding Corp.	18,297	716,328

Virtu Financial, Inc. Class A	7,520	173,035

Waddell & Reed Financial, Inc. Class A	8,925	132,536

Total Capital Markets		26,785,045

Chemicals – 1.9%

Air Products & Chemicals, Inc.	6,703	1,996,556

Albemarle Corp.	3,205	286,142

Avient Corp.	4,440	117,482

Cabot Corp.	4,061	146,318

Celanese Corp.	4,080	438,396

CF Industries Holdings, Inc.	7,845	240,920

Chemours Co. (The)	12,610	263,675

Corteva, Inc.	21,871	630,104

Dow, Inc.	58,993	2,775,621

DuPont de Nemours, Inc.	21,839	1,211,628

Eastman Chemical Co.	7,310	571,057

Ecolab, Inc.	4,323	863,908

FMC Corp.	3,565	377,569

Huntsman Corp.	9,941	220,790

International Flavors & Fragrances, Inc.	3,363	411,799

Kronos Worldwide, Inc.	13,093	168,376

Mosaic Co. (The)	1,971	36,010

NewMarket Corp.	413	141,378

Olin Corp.	11,103	137,455

PPG Industries, Inc.	5,805	708,674

RPM International, Inc.	4,607	381,644

Scotts Miracle-Gro Co. (The)	2,499	382,122

Sherwin-Williams Co. (The)	1,121	781,046

Valvoline, Inc.	7,462	142,077

W.R. Grace & Co.	2,762	111,281

Westlake Chemical Corp.	3,001	189,723

Total Chemicals		13,731,751

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	3,495	128,127

ADT, Inc.	12,868	105,132

Brink’s Co. (The)	564	23,175

Cintas Corp.	1,665	554,162

Covanta Holding Corp.	14,060	108,965

Deluxe Corp.	2,488	64,016

Healthcare Services Group, Inc.	5,755	123,905

Herman Miller, Inc.	3,176	95,788

HNI Corp.	3,834	120,311

Knoll, Inc.	4,649	56,067

MSA Safety, Inc.	1,365	183,142

Pitney Bowes, Inc.	17,828	94,667

Republic Services, Inc.	8,644	806,917

Rollins, Inc.	5,686	308,124

Steelcase, Inc. Class A	8,082	81,709

Waste Management, Inc.	11,631	1,316,280

Total Commercial Services & Supplies		4,170,487

Communications Equipment – 1.3%

Cisco Systems, Inc.	201,811	7,949,336

InterDigital, Inc.	2,620	149,497

Juniper Networks, Inc.	18,132	389,838

Motorola Solutions, Inc.	4,109	644,332

Ubiquiti, Inc.(a)	442	73,664

Total Communications Equipment		9,206,667

Construction & Engineering – 0.0%

Granite Construction, Inc.	2,371	41,753

Jacobs Engineering Group, Inc.	2,197	203,816

Quanta Services, Inc.	1,917	101,333

Total Construction & Engineering		346,902

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	826	194,407

Vulcan Materials Co.	1,994	270,267

Total Construction Materials		464,674

Consumer Finance – 0.7%

Ally Financial, Inc.	11,118	278,728

American Express Co.	18,996	1,904,349

Capital One Financial Corp.	12,755	916,574

Discover Financial Services	8,357	482,867

FirstCash, Inc.	1,818	104,008

Navient Corp.	11,231	94,902

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

OneMain Holdings, Inc.	4,465	$139,531

Santander Consumer USA Holdings, Inc.	18,842	342,736

SLM Corp.	8,764	70,901

Synchrony Financial	22,627	592,149

Total Consumer Finance		4,926,745

Containers & Packaging – 0.5%

Avery Dennison Corp.	2,351	300,552

Ball Corp.	4,505	374,456

Graphic Packaging Holding Co.	7,454	105,027

Greif, Inc. Class A	3,259	118,008

International Paper Co.	22,894	928,123

Packaging Corp. of America	3,672	400,432

Sealed Air Corp.	4,150	161,061

Silgan Holdings, Inc.	4,901	180,210

Sonoco Products Co.	4,836	246,974

WestRock Co.	14,687	510,226

Total Containers & Packaging		3,325,069

Distributors – 0.1%

Genuine Parts Co.	6,590	627,170

Pool Corp.	804	268,970

Total Distributors		896,140

Diversified Consumer Services – 0.1%

H&R Block, Inc.	9,311	151,676

Service Corp. International	5,007	211,195

Strategic Education, Inc.	908	83,055

Total Diversified Consumer Services		445,926

Diversified Financial Services – 0.1%

Equitable Holdings, Inc.	19,644	358,307

Jefferies Financial Group, Inc.	13,895	250,110

Voya Financial, Inc.	3,384	162,195

Total Diversified Financial Services		770,612

Diversified Telecommunication Services – 4.6%

AT&T, Inc.	598,683	17,068,452

CenturyLink, Inc.	100,121	1,010,221

Cogent Communications Holdings, Inc.	2,838	170,422

Verizon Communications, Inc.	258,990	15,407,315

Total Diversified Telecommunication Services		33,656,410

Electric Utilities – 3.5%

ALLETE, Inc.	2,723	140,888

Alliant Energy Corp.	10,849	560,351

American Electric Power Co., Inc.	23,256	1,900,713

Avangrid, Inc.	17,570	886,582

Duke Energy Corp.	45,122	3,996,004

Edison International	16,881	858,230

Entergy Corp.	8,569	844,304

Evergy, Inc.	11,736	596,423

Eversource Energy	13,034	1,088,991

Exelon Corp.	49,167	1,758,212

FirstEnergy Corp.	24,190	694,495

Hawaiian Electric Industries, Inc.	5,732	190,532

IDACORP, Inc.	2,588	206,781

NextEra Energy, Inc.	15,175	4,211,973

NRG Energy, Inc.	2,201	67,659

OGE Energy Corp.	12,142	364,139

Otter Tail Corp.	792	28,647

Pinnacle West Capital Corp.	6,817	508,207

Portland General Electric Co.	5,036	178,778

PPL Corp.	48,597	1,322,324

Southern Co. (The)	64,866	3,517,034

Xcel Energy, Inc.	23,619	1,629,947

Total Electric Utilities		25,551,214

Electrical Equipment – 0.4%

AMETEK, Inc.	2,289	227,527

Emerson Electric Co.	23,866	1,564,894

GrafTech International Ltd.	8,093	55,356

Hubbell, Inc.	2,261	309,395

Rockwell Automation, Inc.	3,161	697,569

Total Electrical Equipment		2,854,741

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	4,347	470,650

Avnet, Inc.	4,786	123,670

CDW Corp.	2,448	292,610

Cognex Corp.	1,103	71,805

Corning, Inc.	30,232	979,819

FLIR Systems, Inc.	3,145	112,748

Jabil, Inc.	2,597	88,973

Littelfuse, Inc.	224	39,724

National Instruments Corp.	6,369	227,374

Vishay Intertechnology, Inc.	6,047	94,152

Total Electronic Equipment, Instruments & Components		2,501,525

Energy Equipment & Services – 0.1%

Archrock, Inc.	18,247	98,169

Baker Hughes Co.	30,423	404,322

Halliburton Co.	36,280	437,174

Helmerich & Payne, Inc.	10,551	154,572

Patterson-UTI Energy, Inc.	7,193	20,500

Total Energy Equipment & Services		1,114,737

Entertainment – 0.1%

Activision Blizzard, Inc.	8,043	651,081

World Wrestling Entertainment, Inc. Class A	1,519	61,474

Total Entertainment		712,555

Equity Real Estate Investment Trusts (REITs) – 6.9%

Acadia Realty Trust	8,700	91,350

Agree Realty Corp.	3,156	200,848

Alexander & Baldwin, Inc.	7,568	84,837

Alexandria Real Estate Equities, Inc.	4,292	686,720

American Campus Communities, Inc.	9,640	336,629

American Finance Trust, Inc.	17,446	109,386

American Homes 4 Rent Class A	5,958	169,684

American Tower Corp.	11,116	2,687,071

Americold Realty Trust	5,820	208,065

Apartment Investment & Management Co. Class A	6,798	229,229

AvalonBay Communities, Inc.	6,236	931,284

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

Boston Properties, Inc.	5,751	$461,805

Brandywine Realty Trust	18,185	188,033

Brixmor Property Group, Inc.	21,017	245,689

Camden Property Trust	4,468	397,563

CareTrust REIT, Inc.	9,743	173,377

Columbia Property Trust, Inc.	7,074	77,177

CoreSite Realty Corp.	2,869	341,067

Corporate Office Properties Trust	9,076	215,283

Cousins Properties, Inc.	7,313	209,079

Crown Castle International Corp.	21,963	3,656,839

CubeSmart	13,921	449,787

CyrusOne, Inc.	5,126	358,974

Digital Realty Trust, Inc.	11,647	1,709,314

Diversified Healthcare Trust	29,263	103,006

Douglas Emmett, Inc.	8,244	206,924

Duke Realty Corp.	15,585	575,086

Easterly Government Properties, Inc.	8,326	186,586

EastGroup Properties, Inc.	1,835	237,320

Equinix, Inc.	2,052	1,559,787

Equity LifeStyle Properties, Inc.	5,606	343,648

Equity Residential	18,384	943,651

Essential Properties Realty Trust, Inc.	7,310	133,919

Essex Property Trust, Inc.	2,582	518,440

Extra Space Storage, Inc.	7,568	809,700

Federal Realty Investment Trust	4,120	302,573

First Industrial Realty Trust, Inc.	5,200	206,960

Gaming and Leisure Properties, Inc.	21,782	804,409

GEO Group, Inc. (The)	21,454	243,288

Getty Realty Corp.	1,260	32,773

Global Net Lease, Inc.	17,508	278,377

Healthcare Realty Trust, Inc.	9,454	284,754

Healthcare Trust of America, Inc. Class A	14,119	367,094

Healthpeak Properties, Inc.	32,594	884,927

Highwoods Properties, Inc.	7,775	261,007

Hudson Pacific Properties, Inc.	8,347	183,050

Independence Realty Trust, Inc.	10,343	119,875

Innovative Industrial Properties, Inc.	1,809	224,515

Invitation Homes, Inc.	16,732	468,329

Iron Mountain, Inc.	31,459	842,787

JBG SMITH Properties	6,462	172,794

Kilroy Realty Corp.	4,511	234,392

Kimco Realty Corp.	30,207	340,131

Kite Realty Group Trust	12,614	146,070

Lamar Advertising Co. Class A	6,347	419,981

Lexington Realty Trust	21,237	221,927

Life Storage, Inc.	3,281	345,391

LTC Properties, Inc.	4,650	162,099

Macerich Co. (The)(a)	19,403	131,746

Mack-Cali Realty Corp.	4,821	60,841

Medical Properties Trust, Inc.	37,111	654,267

Mid-America Apartment Communities, Inc.	4,969	576,155

National Health Investors, Inc.	4,268	257,232

National Retail Properties, Inc.	10,941	377,574

National Storage Affiliates Trust(a)	2,529	82,724

New Senior Investment Group, Inc.	18,410	73,640

Office Properties Income Trust	6,894	142,844

Omega Healthcare Investors, Inc.	19,390	580,537

Outfront Media, Inc.	13,186	191,856

Paramount Group, Inc.	15,391	108,968

Park Hotels & Resorts, Inc.	22,536	225,135

Pebblebrook Hotel Trust	9,842	123,320

Physicians Realty Trust	14,142	253,283

Piedmont Office Realty Trust, Inc. Class A	9,880	134,072

PotlatchDeltic Corp.	5,474	230,455

Preferred Apartment Communities, Inc. Class A	11,069	59,773

Prologis, Inc.	29,728	2,991,231

PS Business Parks, Inc.	1,427	174,650

Public Storage	10,449	2,327,201

QTS Realty Trust, Inc. Class A(a)	4,328	272,750

Rayonier, Inc.	8,854	234,100

Realty Income Corp.	22,723	1,380,422

Regency Centers Corp.	9,730	369,935

Rexford Industrial Realty, Inc.	1,696	77,609

RLJ Lodging Trust	23,054	199,648

Sabra Health Care REIT, Inc.	23,243	320,405

SBA Communications Corp.	437	139,176

Service Properties Trust	24,975	198,551

Simon Property Group, Inc.	28,376	1,835,360

SITE Centers Corp.	19,453	140,062

SL Green Realty Corp.	4,307	199,716

Spirit Realty Capital, Inc.	8,068	272,295

STAG Industrial, Inc.	11,013	335,786

STORE Capital Corp.	14,625	401,164

Sun Communities, Inc.	3,057	429,845

UDR, Inc.	14,547	474,378

Uniti Group, Inc.	24,954	262,890

Ventas, Inc.	33,248	1,395,086

VEREIT, Inc.	74,929	487,038

VICI Properties, Inc.	28,750	671,887

Vornado Realty Trust	10,262	345,932

W.P. Carey, Inc.	12,295	801,142

Washington Prime Group, Inc.(a)	57,653	37,324

Weingarten Realty Investors	11,963	202,892

Welltower, Inc.	24,989	1,376,644

Total Equity Real Estate Investment Trusts (REITs)		50,004,201

Food & Staples Retailing – 2.3%

Andersons, Inc. (The)	4,661	89,351

Costco Wholesale Corp.	5,702	2,024,210

Kroger Co. (The)	27,115	919,470

SpartanNash Co.	8,856	144,795

Sysco Corp.	16,185	1,007,031

Walgreens Boots Alliance, Inc.	42,901	1,541,004

Walmart, Inc.	76,843	10,751,104

Weis Markets, Inc.	570	27,360

Total Food & Staples Retailing		16,504,325

Food Products – 2.2%

Archer-Daniels-Midland Co.	27,347	1,271,362

B&G Foods, Inc.(a)	13,471	374,090

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

Campbell Soup Co.	12,496	$604,431

Conagra Brands, Inc.	19,489	695,952

Flowers Foods, Inc.	14,423	350,912

General Mills, Inc.	34,969	2,156,888

Hershey Co. (The)	4,812	689,752

Hormel Foods Corp.(a)	18,760	917,176

Ingredion, Inc.	3,574	270,480

J.M. Smucker Co. (The)	5,842	674,868

Kellogg Co.	16,813	1,085,952

Kraft Heinz Co. (The)	93,246	2,792,718

Lamb Weston Holdings, Inc.	1,987	131,678

Lancaster Colony Corp.	1,201	214,739

McCormick & Co., Inc. Non-Voting Shares	3,048	591,617

Mondelez International, Inc. Class A	51,695	2,969,878

Tyson Foods, Inc. Class A	9,161	544,896

Total Food Products		16,337,389

Gas Utilities – 0.2%

Atmos Energy Corp.	4,415	422,030

National Fuel Gas Co.	6,411	260,223

New Jersey Resources Corp.	5,595	151,177

South Jersey Industries, Inc.	7,494	144,409

Southwest Gas Holdings, Inc.	3,259	205,643

Spire, Inc.	3,281	174,549

UGI Corp.	8,235	271,590

Total Gas Utilities		1,629,621

Health Care Equipment & Supplies – 1.4%

Abbott Laboratories	39,550	4,304,227

Baxter International, Inc.	7,702	619,395

Becton, Dickinson and Co.	4,252	989,355

Danaher Corp.	6,568	1,414,287

Dentsply Sirona, Inc.	2,809	122,838

Hill-Rom Holdings, Inc.	1,348	112,571

ResMed, Inc.	2,329	399,260

Stryker Corp.	6,494	1,353,155

Teleflex, Inc.	347	118,126

West Pharmaceutical Services, Inc.	905	248,785

Zimmer Biomet Holdings, Inc.	1,892	257,577

Total Health Care Equipment & Supplies		9,939,576

Health Care Providers & Services – 1.9%

AmerisourceBergen Corp.	5,329	516,487

Anthem, Inc.	4,092	1,099,070

Cardinal Health, Inc.	13,702	643,309

Cigna Corp.	371	62,851

CVS Health Corp.	58,114	3,393,858

Encompass Health Corp.	3,185	206,961

Humana, Inc.	1,126	466,040

McKesson Corp.	2,657	395,707

Patterson Cos., Inc.	9,870	237,916

Quest Diagnostics, Inc.	3,861	442,046

UnitedHealth Group, Inc.	21,185	6,604,848

Total Health Care Providers & Services		14,069,093

Health Care Technology – 0.0%

Cerner Corp.	3,892	281,353

Hotels, Restaurants & Leisure – 1.6%

Aramark	3,052	80,725

Domino’s Pizza, Inc.	465	197,755

Jack in the Box, Inc.	1,580	125,310

McDonald’s Corp.	30,089	6,604,235

MGM Resorts International	9,248	201,144

Starbucks Corp.	35,093	3,015,190

Wendy’s Co. (The)	8,610	191,960

Wyndham Destinations, Inc.	3,976	122,302

Wyndham Hotels & Resorts, Inc.	3,740	188,870

Yum! Brands, Inc.	6,722	613,719

Total Hotels, Restaurants & Leisure		11,341,210

Household Durables – 0.4%

D.R. Horton, Inc.	8,197	619,939

KB Home	3,624	139,125

Leggett & Platt, Inc.	6,480	266,782

Lennar Corp. Class A	1,421	116,067

MDC Holdings, Inc.	4,122	194,146

Newell Brands, Inc.	26,706	458,275

PulteGroup, Inc.	5,709	264,270

Toll Brothers, Inc.	2,193	106,711

Whirlpool Corp.	2,896	532,546

Total Household Durables		2,697,861

Household Products – 2.6%

Church & Dwight Co., Inc.	4,747	444,841

Clorox Co. (The)	4,910	1,031,935

Colgate-Palmolive Co.	36,477	2,814,201

Energizer Holdings, Inc.	2,107	82,468

Kimberly-Clark Corp.	14,277	2,108,142

Procter & Gamble Co. (The)	90,355	12,558,441

Spectrum Brands Holdings, Inc.	1,965	112,319

Total Household Products		19,152,347

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp. (The)	21,435	388,188

Clearway Energy, Inc. Class A	6,450	159,315

Clearway Energy, Inc. Class C	8,393	226,275

Vistra Corp.	11,836	223,227

Total Independent Power & Renewable Electricity Producers		997,005

Industrial Conglomerates – 1.3%

3M Co.	30,445	4,876,680

Carlisle Cos., Inc.	1,535	187,838

General Electric Co.	39,925	248,733

Honeywell International, Inc.	23,204	3,819,611

Roper Technologies, Inc.	985	389,183

Total Industrial Conglomerates		9,522,045

Insurance – 2.1%

Aflac, Inc.	22,814	829,289

Allstate Corp. (The)	9,165	862,793

American Financial Group, Inc.	2,828	189,419

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

American International Group, Inc.	33,091	$910,995

Arthur J. Gallagher & Co.	5,693	601,067

Assurant, Inc.	1,998	242,377

Brown & Brown, Inc.	5,586	252,878

Cincinnati Financial Corp.	5,712	445,365

CNA Financial Corp.	14,187	425,468

CNO Financial Group, Inc.	9,557	153,294

Erie Indemnity Co. Class A	1,735	364,836

Fidelity National Financial, Inc.	12,654	396,197

First American Financial Corp.	5,652	287,743

Hartford Financial Services Group, Inc. (The)	11,437	421,568

Kemper Corp.	2,496	166,808

Lincoln National Corp.	9,183	287,703

Marsh & McLennan Cos., Inc.	12,591	1,444,188

Mercury General Corp.	5,736	237,298

MetLife, Inc.	53,859	2,001,939

Old Republic International Corp.	19,105	281,608

Principal Financial Group, Inc.	17,751	714,833

ProAssurance Corp.	4,551	71,178

Progressive Corp. (The)	5,795	548,613

Prudential Financial, Inc.	24,576	1,561,068

Reinsurance Group of America, Inc.	2,016	191,903

Stewart Information Services Corp.	1,166	50,989

Travelers Cos., Inc. (The)	9,563	1,034,621

Unum Group	13,709	230,722

Total Insurance		15,206,760

Internet & Direct Marketing Retail – 0.2%

eBay, Inc.	22,769	1,186,265

PetMed Express, Inc.(a)	4,833	152,819

Total Internet & Direct Marketing Retail		1,339,084

IT Services – 3.1%

Alliance Data Systems Corp.	1,038	43,575

Automatic Data Processing, Inc.	14,152	1,974,062

Booz Allen Hamilton Holding Corp.	3,226	267,693

Broadridge Financial Solutions, Inc.	3,201	422,532

Cognizant Technology Solutions Corp. Class A	11,078	769,035

DXC Technology Co.	7,133	127,324

Fidelity National Information Services, Inc.	10,483	1,543,202

Global Payments, Inc.	1,724	306,148

International Business Machines Corp.	65,785	8,004,061

Jack Henry & Associates, Inc.	1,750	284,533

KBR, Inc.	3,335	74,571

Leidos Holdings, Inc.	2,930	261,210

MasterCard, Inc. Class A	8,092	2,736,472

MAXIMUS, Inc.	2,490	170,341

Paychex, Inc.	15,578	1,242,657

Perspecta, Inc.	3,624	70,487

Science Applications International Corp.	2,063	161,780

Switch, Inc. Class A	3,581	55,899

Visa, Inc. Class A	17,870	3,573,464

Western Union Co. (The)	18,059	387,004

Total IT Services		22,476,050

Leisure Products – 0.1%

Brunswick Corp.	1,955	115,169

Escalade, Inc.	8,592	157,148

Hasbro, Inc.	5,354	442,883

Polaris, Inc.	2,337	220,472

Total Leisure Products		935,672

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.	3,110	313,923

Bio-Techne Corp.	119	29,480

PerkinElmer, Inc.	754	94,635

Thermo Fisher Scientific, Inc.	1,195	527,616

Total Life Sciences Tools & Services		965,654

Machinery – 2.1%

Allison Transmission Holdings, Inc.	3,476	122,147

Altra Industrial Motion Corp.	4,089	151,170

Caterpillar, Inc.	24,298	3,624,047

Crane Co.	2,025	101,513

Cummins, Inc.	6,645	1,403,158

Deere & Co.	8,508	1,885,628

Donaldson Co., Inc.	3,415	158,524

Dover Corp.	4,078	441,811

Flowserve Corp.	2,134	58,237

Fortive Corp.	2,750	209,577

Graco, Inc.	3,839	235,523

Greenbrier Cos., Inc. (The)	3,192	93,845

Hillenbrand, Inc.	5,183	146,990

IDEX Corp.	1,804	329,068

Illinois Tool Works, Inc.	11,487	2,219,403

ITT, Inc.	1,895	111,900

Kennametal, Inc.	2,747	79,498

Lincoln Electric Holdings, Inc.	2,646	243,538

Oshkosh Corp.	2,115	155,452

PACCAR, Inc.	8,728	744,324

Parker-Hannifin Corp.	3,255	658,617

Snap-on, Inc.	2,487	365,912

Stanley Black & Decker, Inc.	3,591	582,460

Timken Co. (The)	3,624	196,493

Toro Co. (The)	2,305	193,505

Trinity Industries, Inc.	7,522	146,679

Westinghouse Air Brake Technologies Corp.	1,453	89,912

Xylem, Inc.	3,361	282,727

Total Machinery		15,031,658

Media – 1.2%

Comcast Corp. Class A	133,817	6,190,374

Fox Corp. Class A	8,491	236,305

Fox Corp. Class B	5,980	167,261

Interpublic Group of Cos., Inc. (The)	22,946	382,510

John Wiley & Sons, Inc. Class A	3,507	111,207

National CineMedia, Inc.	22,880	62,119

New York Times Co. (The) Class A	896	38,340

News Corp. Class A	5,957	83,517

News Corp. Class B	9,935	138,891

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

Nexstar Media Group, Inc. Class A	1,549	$139,302

Omnicom Group, Inc.	10,199	504,851

Sinclair Broadcast Group, Inc. Class A(a)	3,145	60,478

Sirius XM Holdings, Inc.(a)	41,622	223,094

TEGNA, Inc.	8,080	94,940

ViacomCBS, Inc. Class B(a)	21,340	597,733

Total Media		9,030,922

Metals & Mining – 0.4%

Carpenter Technology Corp.	2,092	37,991

Commercial Metals Co.	4,964	99,181

Compass Minerals International, Inc.	3,707	220,010

Newmont Corp.	20,758	1,317,095

Nucor Corp.	11,396	511,225

Reliance Steel & Aluminum Co.	2,091	213,366

Steel Dynamics, Inc.	7,891	225,919

SunCoke Energy, Inc.	18,791	64,265

United States Steel Corp.(a)	12,532	91,985

Total Metals & Mining		2,781,037

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,788	286,929

Multi-Utilities – 1.9%

Ameren Corp.	10,152	802,820

Avista Corp.	4,782	163,162

Black Hills Corp.	3,471	185,664

CenterPoint Energy, Inc.	29,270	566,374

CMS Energy Corp.	9,754	598,993

Consolidated Edison, Inc.	16,689	1,298,404

Dominion Energy, Inc.	59,418	4,689,863

DTE Energy Co.	9,089	1,045,598

MDU Resources Group, Inc.	10,992	247,320

NiSource, Inc.	14,697	323,334

NorthWestern Corp.	3,478	169,170

Public Service Enterprise Group, Inc.	23,634	1,297,743

Sempra Energy	9,858	1,166,793

WEC Energy Group, Inc.	13,232	1,282,181

Total Multi-Utilities		13,837,419

Multiline Retail – 0.5%

Big Lots, Inc.	4,391	195,839

Dollar General Corp.	3,224	675,815

Target Corp.	15,803	2,487,708

Total Multiline Retail		3,359,362

Oil, Gas & Consumable Fuels – 4.7%

Antero Midstream Corp.	65,872	353,733

Apache Corp.	22,672	214,704

Cabot Oil & Gas Corp.	15,164	263,247

Chevron Corp.	119,328	8,591,616

Cimarex Energy Co.	2,656	64,620

Concho Resources, Inc.	1,753	77,342

ConocoPhillips	44,717	1,468,506

Delek U.S. Holdings, Inc.	2,796	31,119

Devon Energy Corp.	6,539	61,859

Diamondback Energy, Inc.	2,230	67,168

EOG Resources, Inc.	14,162	508,982

Equitrans Midstream Corp.	38,354	324,475

Exxon Mobil Corp.	330,374	11,341,739

Hess Corp.	6,121	250,532

HollyFrontier Corp.	6,155	121,315

Kinder Morgan, Inc.	161,102	1,986,388

Marathon Petroleum Corp.	33,573	985,032

Murphy Oil Corp.	8,688	77,497

Noble Energy, Inc.	13,434	114,861

Occidental Petroleum Corp.	101,344	1,014,453

ONEOK, Inc.	28,842	749,315

Panhandle Oil and Gas, Inc. Class A	6,804	9,730

Parsley Energy, Inc. Class A	4,886	45,733

Phillips 66	20,396	1,057,329

Pioneer Natural Resources Co.	3,372	289,958

SM Energy Co.	2,669	4,244

Targa Resources Corp.	30,850	432,825

Valero Energy Corp.	24,584	1,064,979

Williams Cos., Inc. (The)	115,244	2,264,545

World Fuel Services Corp.	2,403	50,920

Total Oil, Gas & Consumable Fuels		33,888,766

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	4,439	130,995

Schweitzer-Mauduit International, Inc.	3,495	106,213

Total Paper & Forest Products		237,208

Personal Products – 0.1%

Medifast, Inc.	1,299	213,620

Nu Skin Enterprises, Inc. Class A	3,419	171,258

Total Personal Products		384,878

Pharmaceuticals – 6.6%

Bristol-Myers Squibb Co.	100,866	6,081,211

Eli Lilly & Co.	31,063	4,597,945

Johnson & Johnson	109,118	16,245,488

Merck & Co., Inc.	108,600	9,008,370

Pfizer, Inc.	308,147	11,308,995

Zoetis, Inc.	4,410	729,282

Total Pharmaceuticals		47,971,291

Professional Services – 0.2%

Equifax, Inc.	1,923	301,719

Insperity, Inc.	791	51,802

ManpowerGroup, Inc.	2,714	199,018

Robert Half International, Inc.	4,078	215,889

TransUnion	684	57,545

Verisk Analytics, Inc.	2,130	394,710

Total Professional Services		1,220,683

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	9,903	143,792

Newmark Group, Inc. Class A	12,700	54,864

Total Real Estate Management & Development		198,656

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

Investments	Shares	Value

Road & Rail – 1.2%

CSX Corp.	17,368	$1,348,973

JB Hunt Transport Services, Inc.	1,880	237,594

Kansas City Southern	2,251	407,048

Knight-Swift Transportation Holdings, Inc.	1,666	67,806

Norfolk Southern Corp.	7,537	1,612,843

Ryder System, Inc.	3,896	164,567

Union Pacific Corp.	24,029	4,730,589

Total Road & Rail		8,569,420

Semiconductors & Semiconductor Equipment – 4.7%

Analog Devices, Inc.	9,751	1,138,332

Applied Materials, Inc.	20,584	1,223,719

Broadcom, Inc.	18,930	6,896,578

CMC Materials, Inc.	256	36,559

Entegris, Inc.	2,061	153,215

Intel Corp.	145,445	7,531,142

KLA Corp.	4,523	876,286

Lam Research Corp.	3,415	1,132,926

Microchip Technology, Inc.	4,751	488,213

MKS Instruments, Inc.	800	87,384

Monolithic Power Systems, Inc.	953	266,468

NVIDIA Corp.	2,805	1,518,122

QUALCOMM, Inc.	49,941	5,877,057

Skyworks Solutions, Inc.	4,349	632,780

Teradyne, Inc.	1,485	117,998

Texas Instruments, Inc.	41,319	5,899,940

Xilinx, Inc.	6,310	657,754

Total Semiconductors & Semiconductor Equipment		34,534,473

Software – 5.5%

CDK Global, Inc.	1,940	84,565

Citrix Systems, Inc.	2,115	291,257

Intuit, Inc.	3,067	1,000,486

Microsoft Corp.	152,928	32,165,346

NortonLifeLock, Inc.	19,035	396,689

Oracle Corp.	92,082	5,497,296

SS&C Technologies Holdings, Inc.	2,656	160,741

Xperi Holding Corp.	6,941	79,752

Total Software		39,676,132

Specialty Retail – 2.4%

Best Buy Co., Inc.	8,482	943,962

Guess?, Inc.	4,241	49,281

Home Depot, Inc. (The)	41,440	11,508,302

Lowe’s Cos., Inc.	22,555	3,740,972

Rent-A-Center, Inc.	6,166	184,302

Tiffany & Co.	2,088	241,895

Tractor Supply Co.	2,533	363,080

Williams-Sonoma, Inc.	3,978	359,770

Total Specialty Retail		17,391,564

Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	300,088	34,753,191

Hewlett Packard Enterprise Co.	54,490	510,571

HP, Inc.	71,097	1,350,132

NetApp, Inc.	9,901	434,060

Xerox Holdings Corp.	7,728	145,055

Total Technology Hardware, Storage & Peripherals		37,193,009

Textiles, Apparel & Luxury Goods – 0.5%

Hanesbrands, Inc.	14,235	224,201

NIKE, Inc. Class B	21,775	2,733,634

VF Corp.	11,193	786,308

Wolverine World Wide, Inc.	1,699	43,902

Total Textiles, Apparel & Luxury Goods		3,788,045

Thrifts & Mortgage Finance – 0.1%

MGIC Investment Corp.	13,951	123,606

New York Community Bancorp, Inc.	45,138	373,291

TFS Financial Corp.	26,186	384,672

Total Thrifts & Mortgage Finance		881,569

Tobacco – 2.4%

Altria Group, Inc.	186,672	7,213,006

Philip Morris International, Inc.	130,586	9,792,644

Universal Corp.	3,454	144,654

Vector Group Ltd.	16,412	159,032

Total Tobacco		17,309,336

Trading Companies & Distributors – 0.3%

Air Lease Corp.	2,767	81,405

Applied Industrial Technologies, Inc.	2,240	123,424

Fastenal Co.	20,892	942,020

GATX Corp.	1,545	98,494

H&E Equipment Services, Inc.	4,128	81,156

MSC Industrial Direct Co., Inc. Class A	3,711	234,832

W.W. Grainger, Inc.	1,415	504,830

Watsco, Inc.	2,110	491,398

Total Trading Companies & Distributors		2,557,559

Water Utilities – 0.1%

American Water Works Co., Inc.	4,753	688,615

Essential Utilities, Inc.	7,453	299,983

Total Water Utilities		988,598

Wireless Telecommunication Services – 0.0%

Telephone & Data Systems, Inc.	4,791	88,346
TOTAL COMMON STOCKS (Cost: $642,591,803)		725,581,105

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)

(Cost: $993,835)	993,835	993,835

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $643,585,638)		726,574,940

Other Assets less Liabilities – 0.1%		401,999

NET ASSETS – 100.0%		$726,976,939
(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,713,805 and the total market value of the collateral held by the Fund was $2,835,972. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,842,137.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$725,581,105	$—	$—	$725,581,105
Investment of Cash Collateral for Securities Loaned	—	993,835	—	993,835
Total Investments in Securities	$725,581,105	$993,835	$—	$726,574,940

See Notes to Financial Statements.

100	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2020

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
ASSETS:

Investments, at cost	$582,456,128	$62,289,565	$789,374,482	$1,953,785,311	$386,856,331

Investment in affiliates, at cost (Note 3)	438,359	—	1,129,185	3,012,259	274,105
Investments in securities, at value[1,2] (Note 2)	521,200,144	78,441,636	697,585,519	2,278,609,948	410,166,370

Investment in affiliates, at value (Note 3)	439,105	—	1,128,412	3,000,109	297,452

Cash	606,383	26,566	41,259	1,629,972	143,484

Receivables:

Investment securities sold	7,492,166	11,345	3,113,766	—	—

Capital shares sold	—	—	—	—	1,755,741

Dividends	1,666,442	68,447	1,658,383	3,062,026	327,564

Securities lending income	2,560	126	2,372	5,534	523
Total Assets	531,406,800	78,548,120	703,529,711	2,286,307,589	412,691,134
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	18,567,486	325,682	3,423,820	9,548,373	1,915,930

Investment securities purchased	—	—	—	—	1,751,306

Capital shares redeemed	7,515,935	—	3,124,467	—	—

Advisory fees (Note 3)	163,400	18,124	222,464	526,673	26,956

Service fees (Note 2)	1,894	285	2,578	8,283	1,484
Total Liabilities	26,248,715	344,091	6,773,329	10,083,329	3,695,676
NET ASSETS	$505,158,085	$78,204,029	$696,756,382	$2,276,224,260	$408,995,458
NET ASSETS:

Paid-in capital	$634,793,878	$66,877,959	$862,265,700	$2,007,723,372	$387,720,443

Total distributable earnings (loss)	(129,635,793)	11,326,070	(165,509,318)	268,500,888	21,275,015
NET ASSETS	$505,158,085	$78,204,029	$696,756,382	$2,276,224,260	$408,995,458
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,700,000	2,150,000	11,150,000	23,450,000	11,550,000
Net asset value per share	$75.40	$36.37	$62.49	$97.07	$35.41
[1] Includes market value of securities out on loan of:	$27,067,954	$804,303	$5,916,354	$23,967,248	$3,233,290
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	101

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2020

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund
ASSETS:

Investments, at cost	$2,687,624,136	$585,914,473	$125,882,605	$3,784,906,253	$65,112,288

Investment in affiliates, at cost (Note 3)	4,641,040	1,457,534	—	—	—
Investments in securities, at value[1,2] (Note 2)	2,432,893,405	517,550,785	138,638,304	4,481,764,860	62,491,107

Investment in affiliates, at value (Note 3)	4,622,015	1,530,996	—	—	—

Cash	1,456,337	192,743	83,250	7,286,897	33,415

Receivables:

Investment securities sold	17,316,959	5,111,337	—	—	—

Capital shares sold	—	—	—	17,254,434	—

Dividends	5,294,255	553,508	69,572	5,042,237	68,542

Securities lending income	21,889	5,702	163	362	55
Total Assets	2,461,604,860	524,945,071	138,791,289	4,511,348,790	62,593,119
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	48,018,754	12,088,290	1,232,340	10,428,361	519,563

Investment securities purchased	3,037,244	—	—	17,226,469	—

Capital shares redeemed	17,370,680	5,126,898	—	—	—

Advisory fees (Note 3)	774,456	164,917	31,384	951,899	19,541

Service fees (Note 2)	8,972	1,916	493	14,958	225
Total Liabilities	69,210,106	17,382,021	1,264,217	28,621,687	539,329
NET ASSETS	$2,392,394,754	$507,563,050	$137,527,072	$4,482,727,103	$62,053,790
NET ASSETS:

Paid-in capital	$3,032,391,191	$702,789,397	$153,042,014	$3,945,723,323	$66,073,605

Total distributable earnings (loss)	(639,996,437)	(195,226,347)	(15,514,942)	537,003,780	(4,019,815)
NET ASSETS	$2,392,394,754	$507,563,050	$137,527,072	$4,482,727,103	$62,053,790
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	82,600,000	14,850,000	4,400,000	90,450,000	750,000
Net asset value per share	$28.96	$34.18	$31.26	$49.56	$82.74
[1] Includes market value of securities out on loan of:	$100,836,675	$28,417,078	$1,539,491	$13,333,733	$905,322
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

102	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2020

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:

Investments, at cost	$1,564,614,094	$499,173,024	$100,735,293	$643,585,638

Investment in affiliates, at cost (Note 3)	1,009,882	541,442	—	—
Investments in securities, at value[1,2] (Note 2)	1,344,757,469	401,432,204	98,170,957	726,574,940

Investment in affiliates, at value (Note 3)	1,240,147	600,684	—	—

Cash	1,347,981	195,680	53,723	486,090

Receivables:

Investment securities sold	13,621,139	177,189	—	—

Dividends	2,333,530	178,794	60,564	1,079,545

Securities lending income	66,139	43,540	391	1,896
Total Assets	1,363,366,405	402,628,091	98,285,635	728,142,471
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	52,448,118	23,222,078	1,164,730	993,835

Capital shares redeemed	13,688,287	—	—	—

Advisory fees (Note 3)	421,306	122,407	30,849	169,041

Service fees (Note 2)	4,882	1,420	357	2,656
Total Liabilities	66,562,593	23,345,905	1,195,936	1,165,532
NET ASSETS	$1,296,803,812	$379,282,186	$97,089,699	$726,976,939
NET ASSETS:

Paid-in capital	$1,905,141,531	$583,726,595	$127,856,307	$673,317,441

Total distributable earnings (loss)	(608,337,719)	(204,444,409)	(30,766,608)	53,659,498
NET ASSETS	$1,296,803,812	$379,282,186	$97,089,699	$726,976,939
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	61,550,000	12,700,000	3,150,000	7,750,000
Net asset value per share	$21.07	$29.86	$30.82	$93.80
[1] Includes market value of securities out on loan of:	$72,166,968	$43,624,878	$1,742,387	$2,713,805
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	103

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
INVESTMENT INCOME:

Dividends	$12,159,832	$668,468	$17,427,500	$36,257,171	$4,265,284

Dividends from affiliates (Note 3)	22,028	—	29,677	60,942	23,647

Securities lending income (Note 2)	17,050	1,523	15,460	24,411	6,527
Total investment income	12,198,910	669,991	17,472,637	36,342,524	4,295,458
EXPENSES:

Advisory fees (Note 3)	1,019,891	110,888	1,367,914	3,087,356	153,351

Service fees (Note 2)	11,809	1,743	15,838	48,515	8,435
Total expenses	1,031,700	112,631	1,383,752	3,135,871	161,786
Expense waivers (Note 3)	(1,815)	—	(2,421)	(4,355)	(263)
Net expenses	1,029,885	112,631	1,381,331	3,131,516	161,523
Net investment income	11,169,025	557,360	16,091,306	33,211,008	4,133,935
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(11,307,532)	(759,774)	(10,053,669)	(5,422,920)	(2,939)

Investment transactions in affiliates (Note 3)	(158,996)	—	634,197	(702,413)	(74,018)

In-kind redemptions	420,840	6,046,685	2,841,663	29,859,261	7,558,769
Net realized gain (loss)	(11,045,688)	5,286,911	(6,577,809)	23,733,928	7,481,812
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	91,953,822	16,453,710	74,277,365	349,035,379	77,347,160

Investment transactions in affiliates (Note 3)	360,860	—	(357,912)	1,584,836	72,433
Net increase in unrealized appreciation/depreciation	92,314,682	16,453,710	73,919,453	350,620,215	77,419,593
Net realized and unrealized gain on investments	81,268,994	21,740,621	67,341,644	374,354,143	84,901,405
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,438,019	$22,297,981	$83,432,950	$407,565,151	$89,035,340

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund
INVESTMENT INCOME:

Dividends[1]	$42,818,224	$5,462,974	$936,190	$42,781,809	$634,769

Dividends from affiliates (Note 3)	55,703	26,248	—	—	—

Non-cash dividends	453,130	—	3,339	—	—

Securities lending income (Note 2)	302,415	153,633	12,757	16,517	530
Total investment income	43,629,472	5,642,855	952,286	42,798,326	635,299
EXPENSES:

Advisory fees (Note 3)	4,895,409	1,066,189	188,655	4,909,241	116,261

Service fees (Note 2)	56,684	12,345	2,966	77,145	1,346
Total expenses	4,952,093	1,078,534	191,621	4,986,386	117,607
Expense waivers (Note 3)	(5,136)	(2,447)	—	—	—
Net expenses	4,946,957	1,076,087	191,621	4,986,386	117,607
Net investment income	38,682,515	4,566,768	760,665	37,811,940	517,692
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(176,736,897)	1,946,652	(4,833,272)	(42,793,424)	(273,384)

Investment transactions in affiliates (Note 3)	609,995	(226,665)	—	—	—

In-kind redemptions	43,883,400	(20,246,841)	2,555,316	37,581,158	1,619,846

Futures contracts	—	—	23,275	—	—
Net realized gain (loss)	(132,243,502)	(18,526,854)	(2,254,681)	(5,212,266)	1,346,462
Net increase in unrealized appreciation/depreciation:

Investment transactions	595,979,082	165,110,837	34,886,364	807,109,113	13,079,842

Investment transactions in affiliates (Note 3)	96,075	362,664	—	—	—
Net increase in unrealized appreciation/depreciation	596,075,157	165,473,501	34,886,364	807,109,113	13,079,842
Net realized and unrealized gain on investments	463,831,655	146,946,647	32,631,683	801,896,847	14,426,304
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$502,514,170	$151,513,415	$33,392,348	$839,708,787	$14,943,996
[1] Net of foreign withholding tax of:	$10,587	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	105

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$29,567,191	$3,343,339	$1,376,751	$11,913,425

Dividends from affiliates (Note 3)	45,982	9,992	—	—

Non-cash dividends	11,444	—	—	20,369

Securities lending income (Note 2)	823,485	389,321	5,728	21,505
Total investment income	30,448,102	3,742,652	1,382,479	11,955,299
EXPENSES:

Advisory fees (Note 3)	2,600,677	774,742	173,541	992,754

Service fees (Note 2)	30,113	8,971	2,009	15,601
Total expenses	2,630,790	783,713	175,550	1,008,355
Expense waivers (Note 3)	(4,304)	(1,192)	—	—
Net expenses	2,626,486	782,521	175,550	1,008,355
Net investment income	27,821,616	2,960,131	1,206,929	10,946,944
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(176,740,353)	(3,992,838)	(8,441,871)	(10,765,917)

Investment transactions in affiliates (Note 3)	275,359	36,614	—	—

In-kind redemptions	21,103,216	(39,749,101)	(364,126)	12,209,567
Net realized gain (loss)	(155,361,778)	(43,705,325)	(8,805,997)	1,443,650
Net increase in unrealized appreciation/depreciation:

Investment transactions	354,449,521	163,369,608	26,130,176	119,383,579

Investment transactions in affiliates (Note 3)	148,543	125,296	—	—
Net increase in unrealized appreciation/depreciation	354,598,064	163,494,904	26,130,176	119,383,579
Net realized and unrealized gain on investments	199,236,286	119,789,579	17,324,179	120,827,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,057,902	$122,749,710	$18,531,108	$131,774,173
[1] Net of foreign withholding tax of:	$3,783	—	$803	$340

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. High Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,169,025	$28,148,767	$557,360	$1,788,211	$16,091,306	$33,858,667

Net realized gain (loss) on investments	(11,045,688)	35,974,811	5,286,911	4,294,629	(6,577,809)	9,159,900

Net increase (decrease) in unrealized appreciation/depreciation on investments	92,314,682	(213,635,112)	16,453,710	(17,129,564)	73,919,453	(206,259,892)
Net increase (decrease) in net assets resulting from operations	92,438,019	(149,511,534)	22,297,981	(11,046,724)	83,432,950	(163,241,325)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(10,124,000)	(28,605,928)	(516,500)	(2,196,268)	(13,959,250)	(35,182,638)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,076,020	140,488,671	6,440,714	5,285,033	6,490,929	164,506,928

Cost of shares redeemed	(123,242,446)	(210,429,585)	(22,842,260)	(32,243,023)	(58,143,419)	(240,423,491)
Net decrease in net assets resulting from capital share transactions	(120,166,426)	(69,940,914)	(16,401,546)	(26,957,990)	(51,652,490)	(75,916,563)
Net Increase (Decrease) in Net Assets	(37,852,407)	(248,058,376)	5,379,935	(40,200,982)	17,821,210	(274,340,526)
NET ASSETS:

Beginning of period	$543,010,492	$791,068,868	$72,824,094	$113,025,076	$678,935,172	$953,275,698

End of period	$505,158,085	$543,010,492	$78,204,029	$72,824,094	$696,756,382	$678,935,172
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,400,000	9,250,000	2,650,000	3,500,000	12,000,000	13,150,000

Shares created	50,000	1,550,000	200,000	150,000	100,000	2,150,000

Shares redeemed	(1,750,000)	(2,400,000)	(700,000)	(1,000,000)	(950,000)	(3,300,000)
Shares outstanding, end of period	6,700,000	8,400,000	2,150,000	2,650,000	11,150,000	12,000,000

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund		WisdomTree U.S. MidCap Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$33,211,008	$60,302,320	$4,133,935	$6,910,297	$38,682,515	$109,562,824

Net realized gain (loss) on investments	23,733,928	59,879,050	7,481,812	29,688,132	(132,243,502)	(32,059,059)

Net increase (decrease) in unrealized appreciation/depreciation on investments	350,620,215	(376,411,379)	77,419,593	(87,732,243)	596,075,157	(1,238,574,803)
Net increase (decrease) in net assets resulting from operations	407,565,151	(256,230,009)	89,035,340	(51,133,814)	502,514,170	(1,161,071,038)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(31,264,500)	(60,470,137)	(4,140,500)	(6,827,555)	(35,832,000)	(110,075,200)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	140,095,884	419,731,501	14,096,815	259,529,873	11,129,703	582,755,620

Cost of shares redeemed	(89,865,524)	(288,303,455)	(31,418,901)	(99,996,954)	(570,678,149)	(560,031,039)
Net increase (decrease) in net assets resulting from capital share transactions	50,230,360	131,428,046	(17,322,086)	159,532,919	(559,548,446)	22,724,581
Net Increase (Decrease) in Net Assets	426,531,011	(185,272,100)	67,572,754	101,571,550	(92,866,276)	(1,248,421,657)
NET ASSETS:

Beginning of period	$1,849,693,249	$2,034,965,349	$341,422,704	$239,851,154	$2,485,261,030	$3,733,682,687

End of period	$2,276,224,260	$1,849,693,249	$408,995,458	$341,422,704	$2,392,394,754	$2,485,261,030
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	22,850,000	21,600,000	12,150,000	7,550,000	102,750,000	104,400,000

Shares created	1,550,000	4,300,000	400,000	7,500,000	400,000	15,700,000

Shares redeemed	(950,000)	(3,050,000)	(1,000,000)	(2,900,000)	(20,550,000)	(17,350,000)
Shares outstanding, end of period	23,450,000	22,850,000	11,550,000	12,150,000	82,600,000	102,750,000

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,566,768	$17,235,514	$760,665	$2,792,959	$37,811,940	$71,154,299

Net realized gain (loss) on investments and futures contracts	(18,526,854)	56,075,613	(2,254,681)	(8,946,398)	(5,212,266)	194,857,899

Net increase (decrease) in unrealized appreciation/depreciation on investments	165,473,501	(379,219,891)	34,886,364	(24,714,385)	807,109,113	(512,627,235)
Net increase (decrease) in net assets resulting from operations	151,513,415	(305,908,764)	33,392,348	(30,867,824)	839,708,787	(246,615,037)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,997,250)	(17,560,711)	(748,000)	(2,826,270)	(36,003,750)	(69,826,053)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	151,208,990	8,776,947	133,661,678	1,103,019,210	1,106,195,913

Cost of shares redeemed	(200,561,839)	(365,442,227)	(45,201,837)	(73,140,625)	(147,480,040)	(846,633,303)
Net increase (decrease) in net assets resulting from capital share transactions	(200,561,839)	(214,233,237)	(36,424,890)	60,521,053	955,539,170	259,562,610
Net Increase (Decrease) in Net Assets	(53,045,674)	(537,702,712)	(3,780,542)	26,826,959	1,759,244,207	(56,878,480)
NET ASSETS:

Beginning of period	$560,608,724	$1,098,311,436	$141,307,614	$114,480,655	$2,723,482,896	$2,780,361,376

End of period	$507,563,050	$560,608,724	$137,527,072	$141,307,614	$4,482,727,103	$2,723,482,896
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	21,200,000	27,950,000	5,750,000	3,950,000	70,100,000	64,600,000

Shares created	—	3,750,000	300,000	4,350,000	23,700,000	23,950,000

Shares redeemed	(6,350,000)	(10,500,000)	(1,650,000)	(2,550,000)	(3,350,000)	(18,450,000)
Shares outstanding, end of period	14,850,000	21,200,000	4,400,000	5,750,000	90,450,000	70,100,000

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Shareholder Yield Fund		WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$517,692	$797,964	$27,821,616	$60,124,022	$2,960,131	$10,909,118

Net realized gain (loss) on investments	1,346,462	5,302,676	(155,361,778)	(108,323,785)	(43,705,325)	59,036,341

Net increase (decrease) in unrealized appreciation/depreciation on investments	13,079,842	(18,790,022)	354,598,064	(602,805,324)	163,494,904	(329,692,634)
Net increase (decrease) in net assets resulting from operations	14,943,996	(12,689,382)	227,057,902	(651,005,087)	122,749,710	(259,747,175)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(525,000)	(764,994)	(23,393,000)	(63,284,313)	(2,548,000)	(11,592,685)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,818,122	60,365,127	21,290,462	97,117,312	—	185,877,974

Cost of shares redeemed	(17,978,078)	(23,228,928)	(245,070,678)	(153,613,825)	(160,595,711)	(230,959,748)
Net increase (decrease) in net assets resulting from capital share transactions	(14,159,956)	37,136,199	(223,780,216)	(56,496,513)	(160,595,711)	(45,081,774)
Net Increase (Decrease) in Net Assets	259,040	23,681,823	(20,115,314)	(770,785,913)	(40,394,001)	(316,421,634)
NET ASSETS:

Beginning of period	$61,794,750	$38,112,927	$1,316,919,126	$2,087,705,039	$419,676,187	$736,097,821

End of period	$62,053,790	$61,794,750	$1,296,803,812	$1,316,919,126	$379,282,186	$419,676,187
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	950,000	450,000	72,700,000	75,800,000	18,750,000	20,400,000

Shares created	50,000	750,000	1,000,000	3,550,000	—	5,000,000

Shares redeemed	(250,000)	(250,000)	(12,150,000)	(6,650,000)	(6,050,000)	(6,650,000)
Shares outstanding, end of period	750,000	950,000	61,550,000	72,700,000	12,700,000	18,750,000

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,206,929	$2,727,754	$10,946,944	$20,537,083

Net realized gain (loss) on investments	(8,805,997)	3,039,635	1,443,650	32,580,969

Net increase (decrease) in unrealized appreciation/depreciation on investments	26,130,176	(37,054,338)	119,383,579	(174,550,644)
Net increase (decrease) in net assets resulting from operations	18,531,108	(31,286,949)	131,774,173	(121,432,592)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,239,000)	(2,702,894)	(10,316,500)	(20,435,251)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,356,516	20,559,883	9,192,073	244,794,844

Cost of shares redeemed	(2,361,409)	(32,466,875)	(38,628,931)	(116,073,986)
Net increase (decrease) in net assets resulting from capital share transactions	5,995,107	(11,906,992)	(29,436,858)	128,720,858
Net Increase (Decrease) in Net Assets	23,287,215	(45,896,835)	92,020,815	(13,146,985)
NET ASSETS:

Beginning of period	$73,802,484	$119,699,319	$634,956,124	$648,103,109

End of period	$97,089,699	$73,802,484	$726,976,939	$634,956,124
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,950,000	3,450,000	8,100,000	6,850,000

Shares created	300,000	550,000	100,000	2,400,000

Shares redeemed	(100,000)	(1,050,000)	(450,000)	(1,150,000)
Shares outstanding, end of period	3,150,000	2,950,000	7,750,000	8,100,000

See Notes to Financial Statements.

WisdomTree Trust	111

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$64.64	$85.52	$84.43	$82.50	$75.41	$75.82
Investment operations:

Net investment income[1]	1.54	3.11	3.06	2.73	2.52	2.46

Net realized and unrealized gain (loss)	10.64	(20.83)	1.05	1.96	7.31	(0.38)
Total from investment operations	12.18	(17.72)	4.11	4.69	9.83	2.08
Dividends and distributions to shareholders:

Net investment income	(1.42)	(3.16)	(2.96)	(2.76)	(2.69)	(2.49)

Capital gains	—	—	(0.06)	—	—	—

Tax return of capital	—	—	—	—	(0.05)	—
Total dividends and distributions to shareholders	(1.42)	(3.16)	(3.02)	(2.76)	(2.74)	(2.49)
Net asset value, end of period	$75.40	$64.64	$85.52	$84.43	$82.50	$75.41

TOTAL RETURN[2]	18.89%	(21.49)%	4.99%	5.71%	13.27%	2.96%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$505,158	$543,010	$791,069	$810,510	$903,352	$916,193

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	4.16%[5]	3.61%	3.57%	3.22%	3.21%	3.39%
Portfolio turnover rate[6]	10%	46%	32%	34%	33%	32%

WisdomTree U.S. ESG Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020[7]	For the Year Ended March 31, 2019[7]	For the Year Ended March 31, 2018[7,8]	For the Year Ended March 31, 2017[7,8]	For the Year Ended March 31, 2016[7,8]
Net asset value, beginning of period	$27.48	$32.29	$31.09	$27.89	$23.83	$24.65
Investment operations:

Net investment income[1]	0.24	0.64	0.60	0.53	0.48	0.48

Net realized and unrealized gain (loss)	8.88	(4.62)	1.29	3.17	4.10	(0.78)
Total from investment operations	9.12	(3.98)	1.89	3.70	4.58	(0.30)
Dividends and distributions to shareholders:

Net investment income	(0.23)	(0.83)	(0.69)	(0.50)	(0.51)	(0.52)

Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.23)	(0.83)	(0.69)	(0.50)	(0.52)	(0.52)
Net asset value, end of period	$36.37	$27.48	$32.29	$31.09	$27.89	$23.83

TOTAL RETURN[2]	33.23%	(12.73)%	6.34%	13.31%	19.39%	(1.18)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$78,204	$72,824	$113,025	$69,946	$62,755	$57,204

Ratios to average net assets of:

Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.41%[5]	1.90%	1.89%	1.75%	1.87%	2.00%
Portfolio turnover rate[6]	42%	56%	22%	22%	19%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Dividend ex-Financials Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

112	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$56.58	$72.49	$68.11	$68.48	$63.29	$60.74
Investment operations:

Net investment income[1]	1.40	2.65	2.49	2.21	2.10	2.10

Net realized and unrealized gain (loss)	5.73	(15.81)	4.28	(0.34)	5.39	2.50
Total from investment operations	7.13	(13.16)	6.77	1.87	7.49	4.60
Dividends to shareholders:

Net investment income	(1.22)	(2.75)	(2.39)	(2.24)	(2.30)	(2.05)
Net asset value, end of period	$62.49	$56.58	$72.49	$68.11	$68.48	$63.29

TOTAL RETURN[2]	12.62%	(18.99)%	10.15%	2.69%	12.02%	7.88%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$696,756	$678,935	$953,276	$1,035,295	$1,263,368	$1,025,362

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%[6]	0.38%[6]	0.38%[6]

Net investment income	4.47%[5]	3.63%	3.55%	3.17%	3.17%	3.53%
Portfolio turnover rate[7]	4%	39%	20%	17%	23%	20%

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$80.95	$94.21	$88.49	$82.92	$73.42	$73.27
Investment operations:

Net investment income[1]	1.41	2.72	2.54	2.22	2.04	2.01

Net realized and unrealized gain (loss)	16.04	(13.27)	5.66	5.57	9.63	0.13
Total from investment operations	17.45	(10.55)	8.20	7.79	11.67	2.14
Dividends to shareholders:

Net investment income	(1.33)	(2.71)	(2.48)	(2.22)	(2.17)	(1.99)
Net asset value, end of period	$97.07	$80.95	$94.21	$88.49	$82.92	$73.42

TOTAL RETURN[2]	21.62%	(11.62)%	9.44%	9.44%	16.13%	3.04%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,276,224	$1,849,693	$2,034,965	$1,933,552	$1,940,332	$1,725,259

Ratios to average net assets[3] of:

Expenses[4]	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	3.01%[5]	2.76%	2.79%	2.54%	2.63%	2.81%
Portfolio turnover rate[7]	3%	13%	11%	10%	11%	11%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]
Net asset value, beginning of period	$28.10	$31.77	$30.30	$27.14	$23.22	$23.83
Investment operations:

Net investment income[2]	0.36	0.73	0.60	0.53	0.48	0.49

Net realized and unrealized gain (loss)	7.32	(3.72)	1.46	3.11	3.95	(0.60)
Total from investment operations	7.68	(2.99)	2.06	3.64	4.43	(0.11)
Dividends to shareholders:

Net investment income	(0.37)	(0.68)	(0.59)	(0.48)	(0.51)	(0.50)
Net asset value, end of period	$35.41	$28.10	$31.77	$30.30	$27.14	$23.22

TOTAL RETURN[3]	27.36%	(9.65)%	6.93%	13.49%	19.31%	(0.45)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$408,995	$341,423	$239,851	$184,813	$130,254	$118,412

Ratios to average net assets[4] of:

Expenses	0.08%[5,6]	0.08%[6]	0.28%[6]	0.28%[6]	0.28%	0.28%[6]

Net investment income	2.16%[5]	2.16%	1.94%	1.80%	1.94%	2.11%
Portfolio turnover rate[7]	1%	22%	14%	17%	19%	18%

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]
Net asset value, beginning of period	$24.19	$35.76	$34.11	$32.50	$28.69	$28.68
Investment operations:

Net investment income[2]	0.42	1.01	0.82	0.76	0.78	0.71

Net realized and unrealized gain (loss)	4.75	(11.56)	1.61	1.59	3.89	0.08
Total from investment operations	5.17	(10.55)	2.43	2.35	4.67	0.79
Dividends and distributions to shareholders:

Net investment income	(0.40)	(1.02)	(0.78)	(0.74)	(0.86)	(0.68)

Capital gains	—	—	—	—	—	(0.10)
Total dividends and distributions to shareholders	(0.40)	(1.02)	(0.78)	(0.74)	(0.86)	(0.78)
Net asset value, end of period	$28.96	$24.19	$35.76	$34.11	$32.50	$28.69

TOTAL RETURN[3]	21.41%	(30.28)%	7.21%	7.30%	16.52%	2.98%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,392,395	$2,485,261	$3,733,683	$3,064,477	$2,822,559	$1,609,484

Ratios to average net assets[4] of:

Expenses[6]	0.38%[5]	0.38%	0.38%	0.38%[8]	0.38%[8]	0.38%

Net investment income	3.00%[5]	2.84%	2.34%	2.26%	2.56%	2.60%
Portfolio turnover rate[7]	12%	33%	27%	27%	33%	32%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

114	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]
Net asset value, beginning of period	$26.44	$39.30	$38.63	$35.25	$30.07	$32.14
Investment operations:

Net investment income[2]	0.26	0.62	0.53	0.47	0.50	0.40

Net realized and unrealized gain (loss)	7.73	(12.83)	0.68	3.32	5.25	(2.10)
Total from investment operations	7.99	(12.21)	1.21	3.79	5.75	(1.70)
Dividends and distributions to shareholders:

Net investment income	(0.25)	(0.65)	(0.54)	(0.41)	(0.54)	(0.37)

Tax return of capital	—	—	—	—	(0.03)	—
Total dividends and distributions to shareholders	(0.25)	(0.65)	(0.54)	(0.41)	(0.57)	(0.37)
Net asset value, end of period	$34.18	$26.44	$39.30	$38.63	$35.25	$30.07

TOTAL RETURN[3]	30.24%	(31.45)%	3.22%	10.77%[4]	19.31%	(5.29)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$507,563	$560,609	$1,098,311	$1,035,164	$794,832	$662,944

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.63%[7]	1.58%	1.34%	1.25%	1.54%	1.32%
Portfolio turnover rate[8]	2%	41%	36%	45%	42%	40%

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$24.58	$28.98	$27.91	$24.75
Investment operations:

Net investment income[2]	0.17	0.59	0.47	0.34

Net realized and unrealized gain (loss)	6.68	(4.43)	0.97	3.09
Total from investment operations	6.85	(3.84)	1.44	3.43
Dividends to shareholders:

Net investment income	(0.17)	(0.56)	(0.37)	(0.27)
Net asset value, end of period	$31.26	$24.58	$28.98	$27.91

TOTAL RETURN[3]	27.89%	(13.43)%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$137,527	$141,308	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%[7]	0.28%[5,6]	0.28%[5,6]	0.28%[7]

Net investment income	1.13%[7]	1.94%[5]	1.65%[5]	1.66%[7]
Portfolio turnover rate[8]	74%	145%	179%	143%
*	Commencement of operations.

[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	115

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$38.85	$43.04	$40.32	$35.45	$31.25	$31.23
Investment operations:

Net investment income[1]	0.50	1.09	0.97	0.78	0.73	0.70

Net realized and unrealized gain (loss)	10.69	(4.21)	2.71	4.84	4.20	(0.02)
Total from investment operations	11.19	(3.12)	3.68	5.62	4.93	0.68
Dividends and distributions to shareholders:

Net investment income	(0.48)	(1.07)	(0.93)	(0.75)	(0.73)	(0.66)

Capital gains	—	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(0.48)	(1.07)	(0.96)	(0.75)	(0.73)	(0.66)
Net asset value, end of period	$49.56	$38.85	$43.04	$40.32	$35.45	$31.25

TOTAL RETURN[2]	28.90%	(7.52)%	9.25%	15.95%[3]	15.99%	2.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,482,727	$2,723,483	$2,780,361	$2,064,305	$1,290,417	$595,351

Ratios to average net assets of:

Expenses	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.16%[4]	2.43%	2.33%	1.99%	2.22%	2.30%
Portfolio turnover rate[5]	4%	41%	29%	29%	29%	32%

WisdomTree U.S. Quality Shareholder Yield Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[6]	For the Year Ended March 31, 2017[6]	For the Year Ended March 31, 2016[6]
Net asset value, beginning of period	$65.05	$84.70	$80.85	$70.26	$62.76	$66.28
Investment operations:

Net investment income[1]	0.66	1.52	1.43	1.14	0.92	1.06

Net realized and unrealized gain (loss)	17.73	(19.75)	3.89	10.59	7.55	(3.70)
Total from investment operations	18.39	(18.23)	5.32	11.73	8.47	(2.64)
Dividends to shareholders:

Net investment income	(0.70)	(1.42)	(1.47)	(1.14)	(0.97)	(0.88)
Net asset value, end of period	$82.74	$65.05	$84.70	$80.85	$70.26	$62.76

TOTAL RETURN[2]	28.30%	(21.86)%	6.70%	16.77%	13.61%	(4.00)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$62,054	$61,795	$38,113	$44,466	$59,718	$138,062

Ratios to average net assets of:

Expenses	0.38%[4]	0.38%	0.38%	0.38%[7,8]	0.38%[7]	0.38%[7,8]

Net investment income	1.69%[4]	1.75%	1.73%	1.48%[7]	1.42%[7]	1.68%[7]
Portfolio turnover rate[5]	1%	101%	54%	82%	106%	85%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Quality Shareholder Yield Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

116	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]
Net asset value, beginning of period	$18.11	$27.54	$27.43	$26.88	$22.91	$23.99
Investment operations:

Net investment income[2]	0.42	0.79	0.82	0.81	0.70	0.69

Net realized and unrealized gain (loss)	2.90	(9.40)	0.08	0.53	4.09	(1.13)
Total from investment operations	3.32	(8.61)	0.90	1.34	4.79	(0.44)
Dividends to shareholders:

Net investment income	(0.36)	(0.82)	(0.79)	(0.79)	(0.82)	(0.64)
Net asset value, end of period	$21.07	$18.11	$27.54	$27.43	$26.88	$22.91

TOTAL RETURN[3]	18.35%	(32.22)%	3.25%	5.02%[4]	21.21%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,296,804	$1,316,919	$2,087,705	$1,965,277	$1,975,473	$1,216,658

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	4.07%[7]	2.94%	2.91%	2.93%	2.75%	3.10%
Portfolio turnover rate[8]	13%	50%	26%	36%	44%	33%

WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[9]	For the Year Ended March 31, 2016[9]
Net asset value, beginning of period	$22.38	$36.08	$35.70	$32.16	$25.69	$28.14
Investment operations:

Net investment income[2]	0.20	0.51	0.58	0.37	0.31	0.34

Net realized and unrealized gain (loss)	7.47	(13.66)	0.38	3.51	6.53	(2.48)
Total from investment operations	7.67	(13.15)	0.96	3.88	6.84	(2.14)
Dividends to shareholders:

Net investment income	(0.19)	(0.55)	(0.58)	(0.34)	(0.37)	(0.31)
Net asset value, end of period	$29.86	$22.38	$36.08	$35.70	$32.16	$25.69

TOTAL RETURN[3]	34.30%	(36.87)%	2.72%	12.09%[4]	26.75%	(7.60)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$379,282	$419,676	$736,098	$588,999	$490,370	$369,965

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.45%[7]	1.45%	1.56%	1.08%	1.06%	1.31%
Portfolio turnover rate[8]	1%	55%	45%	48%	51%	43%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$25.02	$34.70	$34.26	$33.06	$28.17	$30.12
Investment operations:

Net investment income[1]	0.39	0.80	0.88	0.76	0.74	0.67

Net realized and unrealized gain (loss)	5.81	(9.68)	0.41	1.21	4.87	(2.02)
Total from investment operations	6.20	(8.88)	1.29	1.97	5.61	(1.35)
Dividends to shareholders:

Net investment income	(0.40)	(0.80)	(0.85)	(0.77)	(0.72)	(0.60)
Net asset value, end of period	$30.82	$25.02	$34.70	$34.26	$33.06	$28.17

TOTAL RETURN[2]	24.85%	(26.22)%	3.81%	5.97%	20.12%	(4.42)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$97,090	$73,802	$119,699	$101,060	$102,498	$35,208

Ratios to average net assets of:

Expenses	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.64%[3]	2.29%	2.47%	2.24%	2.35%	2.43%
Portfolio turnover rate[4]	16%	51%	42%	51%	56%	50%

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$78.39	$94.61	$89.11	$84.04	$74.24	$74.25
Investment operations:

Net investment income[1]	1.40	2.76	2.56	2.27	2.07	2.04

Net realized and unrealized gain (loss)	15.33	(16.24)	5.41	5.05	9.97	(0.03)
Total from investment operations	16.73	(13.48)	7.97	7.32	12.04	2.01
Dividends to shareholders:

Net investment income	(1.32)	(2.74)	(2.47)	(2.25)	(2.24)	(2.02)
Net asset value, end of period	$93.80	$78.39	$94.61	$89.11	$84.04	$74.24

TOTAL RETURN[2]	21.42%	(14.75)%	9.10%	8.76%[5]	16.47%	2.84%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$726,977	$634,956	$648,103	$579,232	$571,504	$493,708

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%[6,7]	0.28%[6,7]	0.28%[6,7,8]	0.28%[6,7,8]	0.28%[6,7,8]

Net investment income	3.09%[3]	2.82%[6]	2.78%[6]	2.56%[6]	2.63%[6]	2.83%[6]
Portfolio turnover rate[4]	4%	16%	11%	11%	12%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

118	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund’’)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund’’)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund’’)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’)	June 16, 2006

Each Fund, except the U.S. ESG Fund and U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The U.S. ESG Fund is actively managed using a model-based approach seeking capital appreciation. The U.S. Quality Shareholder Yield Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are

WisdomTree Trust	119

Notes to Financial Statements (unaudited) (continued)

valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar

120	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months ended September 30, 2020, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity contracts	$23,275
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity contracts	Net realized gain (loss) from futures contracts

During the six months ended September 30, 2020, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each applicable Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. Multifactor Fund
Equity contracts[1]	$308,095
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e. securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption

WisdomTree Trust	121

Notes to Financial Statements (unaudited) (continued)

transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2020, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

122	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2020, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2020, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Trust	123

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. ESG Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended September 30, 2020, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2020, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. LargeCap Dividend Fund	—	$—	$15
U.S. LargeCap Fund	1,995	70,663	775
U.S. MidCap Dividend Fund	504	14,576	247
U.S. Multifactor Fund	1,390	43,507	266
U.S. Quality Dividend Growth Fund	561	27,809	344
U.S. SmallCap Dividend Fund	—	—	3

124	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. SmallCap Quality Dividend Growth Fund	479	$14,707	$209
U.S. Total Dividend Fund	188	17,664	313

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2020 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$56,580,736	$55,653,837	$3,072,175	$122,957,869
U.S. ESG Fund	32,618,330	32,777,266	6,444,698	22,645,547
U.S. High Dividend Fund	32,949,507	30,943,297	6,480,924	57,956,970
U.S. LargeCap Dividend Fund	67,082,433	64,847,318	134,868,963	84,740,643
U.S. LargeCap Fund	3,224,511	3,426,146	14,028,499	31,268,861
U.S. MidCap Dividend Fund	310,426,880	306,161,407	8,515,875	567,100,245
U.S. MidCap Fund	9,737,293	9,310,440	—	199,940,149
U.S. Multifactor Fund	101,001,382	100,895,613	8,746,567	45,061,575
U.S. Quality Dividend Growth Fund	143,517,430	135,360,507	1,070,550,643	125,431,635
U.S. Quality Shareholder Yield Fund	641,459	644,501	3,812,425	17,941,068
U.S. SmallCap Dividend Fund	184,014,870	177,650,922	20,183,616	244,357,016
U.S. SmallCap Fund	6,192,533	5,592,696	—	160,386,613
U.S. SmallCap Quality Dividend Growth Fund	14,554,769	14,517,301	8,337,077	2,356,012
U.S. Total Dividend Fund	30,827,669	29,986,784	9,178,939	38,565,343

6. FEDERAL INCOME TAXES

At September 30, 2020, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dividend ex-Financials Fund	$588,200,586	$46,189,453	$(112,750,790)	$(66,561,337)
U.S. ESG Fund	62,352,525	17,109,024	(1,019,913)	16,089,111
U.S. High Dividend Fund	799,986,653	42,673,542	(143,946,264)	(101,272,722)
U.S. LargeCap Dividend Fund	1,969,329,572	553,945,016	(241,664,532)	312,280,484
U.S. LargeCap Fund	388,529,799	65,960,439	(44,026,417)	21,934,022
U.S. MidCap Dividend Fund	2,720,462,665	290,349,713	(573,296,958)	(282,947,245)
U.S. MidCap Fund	592,026,908	63,924,557	(136,869,683)	(72,945,126)

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Notes to Financial Statements (unaudited) (concluded)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Multifactor Fund	$126,031,145	$16,038,176	$(3,431,017)	$12,607,159
U.S. Quality Dividend Growth Fund	3,803,325,799	826,233,373	(147,794,313)	678,439,060
U.S. Quality Shareholder Yield Fund	65,202,468	5,283,041	(7,994,402)	(2,711,361)
U.S. SmallCap Dividend Fund	1,580,065,829	127,205,138	(361,273,350)	(234,068,212)
U.S. SmallCap Fund	505,006,695	43,435,933	(146,409,740)	(102,973,807)
U.S. SmallCap Quality Dividend Growth Fund	101,565,208	10,533,565	(13,927,816)	(3,394,251)
U.S. Total Dividend Fund	649,704,911	165,207,198	(88,337,169)	76,870,029

7. LEGAL MATTERS

The U.S. SmallCap Dividend Fund and U.S. SmallCap Fund (the “Affected Funds”), along with many other former shareholders of The Jones Group Inc. (“Jones Group”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of transactions consummated by Jones Group in April 2014 (“2014 transactions”). The Litigation seeks to “claw back” from former Jones Group shareholders, including the Affected Funds, proceeds received in connection with the 2014 transactions. In August 2020, the bankruptcy judge of the U.S. Bankruptcy Court in New York dismissed the lawsuit with prejudice, although plaintiffs have filed an intent to appeal and the ultimate outcome is unknown at this time.

8. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

126	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement, (the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no

128	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	129

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to September 30, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

130	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	131

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM - 4218

WisdomTree Trust

Semi-Annual Report

September 30, 2020

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

(formerly, WisdomTree Modern Tech Platforms Fund)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	42.0%
Communication Services	18.7%
Information Technology	8.9%
Health Care	8.7%
Financials	7.0%
Consumer Staples	5.2%
Industrials	5.1%
Real Estate	3.4%
Utilities	0.5%
Materials	0.3%
Energy	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	14.6%
Tencent Holdings Ltd.	12.0%
Meituan Dianping, Class B	7.0%
JD.com, Inc., ADR	3.9%
Ping An Insurance Group Co. of China Ltd., Class A	2.5%
Ping An Insurance Group Co. of China Ltd., Class H	2.3%
NetEase, Inc., ADR	2.2%
Xiaomi Corp., Class B	2.1%
Baidu, Inc., ADR	2.1%
TAL Education Group, ADR	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,457.60	0.32%[1]	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	45.76%	56.91%	13.69%	22.57%	12.26%
Fund Market Price Returns	47.90%	59.07%	13.69%	22.98%	12.26%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	46.22%	57.77%	13.14%	22.60%	12.63%
MSCI China Index	11.80%	7.45%	1.78%	6.99%	5.50%
FTSE China 50 Index	29.70%	33.58%	7.87%	13.53%	9.77%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	26.0%
Information Technology	19.3%
Communication Services	14.9%
Financials	11.7%
Consumer Staples	6.3%
Materials	5.7%
Health Care	5.5%
Industrials	4.0%
Energy	3.9%
Real Estate	1.6%
Utilities	0.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	11.0%
Tencent Holdings Ltd.	8.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
Samsung Electronics Co., Ltd.	4.4%
Meituan Dianping, Class B	2.5%
Reliance Industries Ltd., GDR	1.8%
Naspers Ltd., Class N	1.4%
JD.com, Inc., ADR	1.4%
Ping An Insurance Group Co. of China Ltd., Class H	1.1%
Infosys Ltd., ADR	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,380.10	0.32%[1]	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	38.01%	22.75%	6.05%	12.25%	7.28%
Fund Market Price Returns	39.47%	23.71%	6.25%	12.52%	7.61%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	38.49%	23.25%	6.42%	13.09%	8.26%
MSCI Emerging Markets Index	29.37%	10.54%	2.42%	8.97%	4.59%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Materials	21.7%
Financials	18.1%
Information Technology	17.0%
Energy	16.8%
Communication Services	6.5%
Consumer Discretionary	4.6%
Industrials	4.5%
Real Estate	3.8%
Consumer Staples	3.0%
Utilities	2.7%
Health Care	0.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Gazprom PJSC, ADR	4.0%
Hon Hai Precision Industry Co., Ltd.	3.8%
MMC Norilsk Nickel PJSC, ADR	3.2%
China Construction Bank Corp., Class H	2.9%
Lukoil PJSC, ADR	2.5%
China Mobile Ltd.	2.5%
Sberbank of Russia PJSC, ADR	2.3%
Tatneft PJSC, ADR	2.1%
Nan Ya Plastics Corp.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,126.50	0.63%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	12.65%	-10.77%	-1.90%	5.49%	-0.25%
Fund Market Price Returns	13.78%	-10.26%	-1.99%	5.50%	-0.29%
WisdomTree Emerging Markets High Dividend Index	13.02%	-10.11%	-1.29%	6.25%	0.63%
MSCI Emerging Markets Index	29.37%	10.54%	2.42%	8.97%	2.50%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.9%
Consumer Discretionary	17.9%
Communication Services	14.2%
Financials	12.5%
Consumer Staples	11.2%
Health Care	8.5%
Industrials	6.2%
Materials	5.1%
Utilities	2.2%
Energy	1.6%
Real Estate	0.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	5.7%
Tencent Holdings Ltd.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	1.2%
China Minsheng Banking Corp., Ltd., Class H	1.1%
Mobile TeleSystems PJSC, ADR	1.1%
Samsung Electronics Co., Ltd.	1.0%
Zhongsheng Group Holdings Ltd.	0.9%
Fubon Financial Holding Co., Ltd.	0.9%
NCSoft Corp.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation, by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,232.40	0.48%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	23.24%	1.53%	-3.71%
Fund Market Price Returns	24.63%	2.58%	-3.23%
MSCI Emerging Markets Index	29.37%	10.54%	3.30%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	19.5%
Consumer Staples	12.2%
Materials	10.7%
Financials	10.4%
Communication Services	10.0%
Consumer Discretionary	8.5%
Industrials	7.3%
Health Care	6.8%
Real Estate	5.5%
Energy	5.1%
Utilities	3.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Samsung Electronics Co., Ltd.	3.4%
Hartalega Holdings Bhd	1.0%
Ping An Insurance Group Co. of China Ltd., Class H	1.0%
Infosys Ltd.	0.9%
Yihai International Holding Ltd.	0.8%
SK Hynix, Inc.	0.8%
NetEase, Inc., ADR	0.8%
Tata Consultancy Services Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,260.30	0.32%[1]	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%[1]	$1.62
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.32%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	26.03%	4.45%	0.54%	7.25%	1.87%
Fund Market Price Returns	27.54%	5.53%	0.56%	7.18%	1.68%
MSCI Emerging Markets Index	29.37%	10.54%	2.42%	8.97%	4.21%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.5%
Industrials	12.6%
Materials	12.3%
Consumer Discretionary	11.7%
Real Estate	10.9%
Financials	9.0%
Consumer Staples	6.4%
Utilities	5.0%
Health Care	4.2%
Communication Services	2.7%
Energy	1.8%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Wistron Corp.	1.0%
Guangzhou R&F Properties Co., Ltd., Class H	1.0%
Micro-Star International Co., Ltd.	1.0%
Transmissora Alianca de Energia Eletrica S.A.	0.9%
Highwealth Construction Corp.	0.8%
WPG Holdings Ltd.	0.8%
Powertech Technology, Inc.	0.7%
Acer, Inc.	0.7%
Walsin Lihwa Corp.	0.7%
Indiabulls Housing Finance Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,286.00	0.63%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	28.60%	-3.21%	-1.78%	6.65%	1.51%
Fund Market Price Returns	29.17%	-2.78%	-1.74%	6.80%	1.49%
WisdomTree Emerging Markets SmallCap Dividend Index	29.48%	-1.86%	-0.71%	7.68%	2.56%
MSCI Emerging Markets Small Cap Index	42.20%	6.89%	-1.09%	4.60%	1.03%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Health Care	20.6%
Information Technology	14.5%
Materials	13.6%
Industrials	13.0%
Consumer Staples	9.3%
Consumer Discretionary	7.3%
Communication Services	5.7%
Energy	5.1%
Financials	4.8%
Real Estate	3.5%
Utilities	2.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	7.3%
British American Tobacco PLC	6.0%
Fortescue Metals Group Ltd.	4.2%
Canadian National Railway Co.	3.3%
ASML Holding N.V.	3.3%
Telenor ASA	2.7%
Tokyo Electron Ltd.	2.6%
Neste Oyj	2.5%
RELX PLC	2.5%
CSL Ltd.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,262.80	0.58%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	26.28%	16.56%	7.83%	11.10%	5.03%
Fund Market Price Returns	27.54%	16.98%	7.89%	11.17%	5.06%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	26.75%	17.16%	8.53%	11.86%	5.76%
MSCI AC World ex-USA Growth Index	31.21%	17.54%	7.33%	10.16%	6.38%
MSCI AC World ex-USA Index	23.38%	3.00%	1.16%	6.23%	4.00%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Sector Breakdown†

Sector	% of Net Assets
Real Estate	99.1%
Financials	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	5.0%
Vonovia SE	3.6%
China Overseas Land & Investment Ltd.	3.3%
Henderson Land Development Co., Ltd.	2.6%
Daiwa House Industry Co., Ltd.	1.9%
New World Development Co., Ltd.	1.9%
Link REIT	1.8%
Swire Properties Ltd.	1.8%
Country Garden Holdings Co., Ltd.	1.7%
Goodman Group	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the Real Estate sector in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,097.70	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.77%	-15.64%	-3.67%	4.10%	4.19%
Fund Market Price Returns	10.30%	-15.29%	-3.75%	4.11%	4.13%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	9.78%	-15.63%	-3.46%	4.33%	4.39%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	13.01%	-17.55%	-2.62%	0.38%	3.37%
MSCI ACWI ex-USA Index	23.38%	3.00%	1.16%	6.23%	4.00%
*	Returns of less than one year are cumulative.

[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.6%
Communication Services	12.2%
Energy	11.6%
Consumer Staples	10.7%
Health Care	9.7%
Information Technology	8.9%
Utilities	8.9%
Materials	6.7%
Industrials	6.7%
Real Estate	5.3%
Consumer Discretionary	3.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AT&T, Inc.	3.4%
Verizon Communications, Inc.	3.0%
Pfizer, Inc.	2.6%
AbbVie, Inc.	2.3%
Exxon Mobil Corp.	2.2%
Philip Morris International, Inc.	2.1%
Coca-Cola Co. (The)	1.9%
Broadcom, Inc.	1.7%
Altria Group, Inc.	1.7%
Chevron Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,130.50	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	13.05%	-14.21%	-3.14%	3.59%	3.29%
Fund Market Price Returns	13.87%	-14.04%	-3.21%	3.56%	3.24%
WisdomTree Global High Dividend Index	12.65%	-14.57%	-3.43%	3.38%	3.25%
MSCI AC World Index	28.91%	10.44%	7.12%	10.30%	8.55%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

(formerly, WisdomTree Modern Tech Platforms Fund)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	30.6%
Communication Services	30.2%
Consumer Discretionary	20.1%
Industrials	8.2%
Financials	8.0%
Health Care	1.5%
Real Estate	1.4%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class A	7.9%
Facebook, Inc., Class A	7.4%
Visa, Inc., Class A	4.6%
MasterCard, Inc., Class A	3.4%
salesforce.com, Inc.	3.3%
PayPal Holdings, Inc.	2.9%
Alibaba Group Holding Ltd.	2.2%
Pinterest, Inc., Class A	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid and large-cap companies that are generating substantial revenue from a modern platform business. Prior to August 1, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Modern Tech Platforms Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree Modern Tech Platforms Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in mid and large-cap companies that are generating substantial revenue from a modern platform business. A modern platform business is a multi-sided business model focused on creating value by facilitating interactions between two or more interdependent groups through technology. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,566.80	0.34%[1]	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.34%[1]	$1.72
[1]	Prior to August 1, 2020, the Fund’s expense ratio was 0.45% per annum and, thereafter, was reduced to 0.20% per annum.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	56.68%	46.18%	33.29%
Fund Market Price Returns	57.58%	46.61%	33.73%
WisdomTree Growth Leaders Index[2]	56.98%	46.51%	33.63%
MSCI AC World Index	28.91%	10.44%	10.46%
S&P 500® Index	31.31%	15.15%	14.93%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

[2]	Prior to August 1, 2020, the WisdomTree Growth Leaders Index was named the WisdomTree Modern Tech Platforms Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.1%
Information Technology	18.1%
Energy	13.5%
Materials	11.3%
Utilities	8.1%
Consumer Discretionary	6.6%
Industrials	6.2%
Health Care	5.3%
Consumer Staples	5.3%
Communication Services	0.9%
Real Estate	0.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	8.4%
Housing Development Finance Corp., Ltd.	7.7%
Infosys Ltd.	7.2%
Tata Consultancy Services Ltd.	4.2%
ICICI Bank Ltd.	2.5%
HCL Technologies Ltd.	2.4%
NTPC Ltd.	2.1%
Power Grid Corp. of India Ltd.	2.0%
Larsen & Toubro Ltd.	2.0%
Coal India Ltd.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,452.90	0.84%	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.84%	$4.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	45.29%	-0.84%	-1.24%	4.51%	-0.19%
Fund Market Price Returns	47.04%	-0.16%	-1.07%	4.56%	-0.12%
WisdomTree India Earnings Index	46.58%	0.08%	-0.63%	5.44%	0.88%
MSCI India Index	38.61%	0.54%	2.11%	5.23%	1.65%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.6%
Information Technology	21.2%
Energy	13.5%
Consumer Staples	10.7%
Consumer Discretionary	10.2%
Materials	10.0%
Health Care	7.2%
Communication Services	3.8%
Industrials	2.1%
Real Estate	0.5%
Other Assets less Liabilities‡	-1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	13.4%
Infosys Ltd.	9.3%
Housing Development Finance Corp., Ltd.	7.1%
Tata Consultancy Services Ltd.	7.0%
Hindustan Unilever Ltd.	4.6%
ICICI Bank Ltd.	4.5%
Kotak Mahindra Bank Ltd.	3.5%
Bharti Airtel Ltd.	2.5%
Maruti Suzuki India Ltd.	2.3%
HCL Technologies Ltd.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,378.10	0.58%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	37.81%	0.87%	-0.98%
Fund Market Price Returns	39.52%	1.65%	-0.99%
WisdomTree India ex-State-Owned Enterprises Index	41.29%	3.95%	1.18%
MSCI India Index	38.61%	0.54%	-2.88%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on its fundamentals or share price behavior.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs the market over time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of

Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (concluded)

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	KRW	South Korean won	TWD	New Taiwan dollar
BRL	Brazilian real	IDR	Indonesian rupiah	RUB	Russian ruble
CAD	Canadian dollar	ILS	Israeli new shekel	SGD	Singapore dollar
CNY	Chinese yuan	JPY	Japanese yen	TRY	Turkish new lira
EUR	Euro	MXN	Mexican peso	USD	U.S. dollar
GBP	British pound	MYR	Malaysian ringgit	ZAR	South African rand
HKD	Hong Kong dollar	THB	Thai baht

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

16	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.9%

China – 99.9%

Air Freight & Logistics – 1.3%

Best, Inc. ADR*(a)	50,150	$150,450

SF Holding Co., Ltd. Class A	164,800	1,964,324

ZTO Express Cayman, Inc. ADR	88,397	2,644,838

Total Air Freight & Logistics		4,759,612

Auto Components – 0.8%

Fuyao Glass Industry Group Co., Ltd. Class A	181,067	860,895

Fuyao Glass Industry Group Co., Ltd. Class H(b)	111,200	407,494

Minth Group Ltd.	156,000	677,342

Xinyi Glass Holdings Ltd.	544,000	1,093,616

Total Auto Components		3,039,347

Automobiles – 3.3%

BYD Co., Ltd. Class A	96,297	1,643,116

BYD Co., Ltd. Class H(a)	135,000	2,114,710

Geely Automobile Holdings Ltd.	1,174,000	2,332,851

Great Wall Motor Co., Ltd. Class H(a)	717,500	910,068

NIO, Inc. ADR*	229,737	4,875,019

Total Automobiles		11,875,764

Banks – 1.4%

China Minsheng Banking Corp., Ltd. Class A	3,526,336	2,743,465

China Minsheng Banking Corp., Ltd. Class H	1,155,100	605,124

Ping An Bank Co., Ltd. Class A	756,600	1,684,813

Total Banks		5,033,402

Biotechnology – 1.8%

3SBio, Inc.*(a)(b)	154,500	173,837

China Biologic Products Holdings, Inc.*(a)	3,863	429,334

Chongqing Zhifei Biological Products Co., Ltd. Class A	62,000	1,267,868

Hualan Biological Engineering, Inc. Class A	109,025	912,063

Innovent Biologics, Inc.*(b)	200,000	1,481,290

Walvax Biotechnology Co., Ltd. Class A	156,300	1,167,363

Zai Lab Ltd. ADR*	11,825	983,485

Total Biotechnology		6,415,240

Capital Markets – 0.8%

Changjiang Securities Co., Ltd. Class A	456,406	537,311

East Money Information Co., Ltd. Class A	712,962	2,510,709

Total Capital Markets		3,048,020

Chemicals – 0.2%

Zhejiang Longsheng Group Co., Ltd. Class A	292,600	583,705

Commercial Services & Supplies – 0.6%

Country Garden Services Holdings Co., Ltd.	270,000	1,736,709

Greentown Service Group Co., Ltd.	318,000	391,448

Total Commercial Services & Supplies		2,128,157

Communications Equipment – 0.2%

Shenzhen Sunway Communication Co., Ltd. Class A	88,200	705,740

Construction & Engineering – 0.4%

China Conch Venture Holdings Ltd.	341,363	1,581,282
Investments	Shares	Value

Diversified Consumer Services – 2.8%

New Oriental Education & Technology Group, Inc. ADR*	29,013	$4,337,443

TAL Education Group ADR*	78,023	5,932,869

Total Diversified Consumer Services		10,270,312

Electrical Equipment – 1.2%

Contemporary Amperex Technology Co., Ltd. Class A	130,067	3,994,190

Xinjiang Goldwind Science & Technology Co., Ltd. Class A	261,400	392,537

Total Electrical Equipment		4,386,727

Electronic Equipment, Instruments & Components – 2.6%

AAC Technologies Holdings, Inc.(a)	127,000	684,161

GoerTek, Inc. Class A	222,200	1,318,705

Kingboard Holdings Ltd.	142,500	468,871

Luxshare Precision Industry Co., Ltd. Class A	479,828	4,023,923

Sunny Optical Technology Group Co., Ltd.	156,400	2,387,371

WUS Printed Circuit Kunshan Co., Ltd. Class A	129,900	358,291

Total Electronic Equipment, Instruments & Components		9,241,322

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.†(a)	502,000	0

Entertainment – 3.2%

Alibaba Pictures Group Ltd.*(a)	2,610,000	387,290

Bilibili, Inc. ADR*(a)	32,380	1,347,008

HUYA, Inc. ADR*(a)	14,418	345,311

iQIYI, Inc. ADR*(a)	60,289	1,361,326

NetEase, Inc. ADR	17,591	7,998,100

Total Entertainment		11,439,035

Food & Staples Retailing – 0.3%

Sun Art Retail Group Ltd.	507,500	559,887

Yonghui Superstores Co., Ltd. Class A	474,946	545,891

Total Food & Staples Retailing		1,105,778

Food Products – 4.6%

Dali Foods Group Co., Ltd.(b)	456,500	278,612

Foshan Haitian Flavouring & Food Co., Ltd. Class A	112,755	2,682,988

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	613,100	3,464,910

Muyuan Foods Co., Ltd. Class A	143,610	1,559,970

New Hope Liuhe Co., Ltd. Class A	217,800	885,600

Tingyi Cayman Islands Holding Corp.	464,000	817,837

Tongwei Co., Ltd. Class A	256,158	999,454

Uni-President China Holdings Ltd.	279,000	254,880

Want Want China Holdings Ltd.	1,477,000	1,025,324

Wens Foodstuffs Group Co., Ltd. Class A	550,820	1,579,916

WH Group Ltd.(b)	1,984,000	1,607,680

Yihai International Holding Ltd.*	94,000	1,466,400

Total Food Products		16,623,571

Gas Utilities – 0.5%

ENN Energy Holdings Ltd.	164,900	1,795,814

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2020

Investments	Shares	Value

Health Care Equipment & Supplies – 0.5%

Lepu Medical Technology Beijing Co., Ltd. Class A	143,100	$708,106

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	512,000	1,020,036

Total Health Care Equipment & Supplies		1,728,142

Health Care Providers & Services – 0.6%

Aier Eye Hospital Group Co., Ltd. Class A	191,642	1,446,514

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A*	279,160	581,071

Total Health Care Providers & Services		2,027,585

Hotels, Restaurants & Leisure – 2.1%

Haidilao International Holding Ltd.(a)(b)	166,000	1,194,129

Huazhu Group Ltd. ADR(a)	26,717	1,155,243

MGM China Holdings Ltd.(a)	168,400	208,816

Yum China Holdings, Inc.	93,647	4,958,609

Total Hotels, Restaurants & Leisure		7,516,797

Household Durables – 2.4%

Haier Electronics Group Co., Ltd.	266,000	961,032

Haier Smart Home Co., Ltd. Class A	467,100	1,496,113

Midea Group Co., Ltd. Class A	450,043	4,796,125

TCL Technology Group Corp. Class A	1,395,500	1,259,810

Total Household Durables		8,513,080

Industrial Conglomerates – 0.1%

Fosun International Ltd.	450,000	522,581

Insurance – 4.7%

Ping An Insurance Group Co. of China Ltd. Class A	798,794	8,941,934

Ping An Insurance Group Co. of China Ltd. Class H	797,000	8,175,677

Total Insurance		17,117,611

Interactive Media & Services – 15.1%

Autohome, Inc. ADR	12,861	1,234,656

Baidu, Inc. ADR*	58,910	7,457,417

JOYY, Inc. ADR	12,601	1,016,522

Momo, Inc. ADR	28,468	391,720

SINA Corp.*	13,213	563,006

Tencent Holdings Ltd.	659,800	43,546,800

Weibo Corp. ADR*(a)	10,949	398,872

Total Interactive Media & Services		54,608,993

Internet & Direct Marketing Retail – 28.4%

Alibaba Group Holding Ltd. ADR*	180,328	53,012,825

Baozun, Inc. ADR*(a)	8,344	271,097

JD.com, Inc. ADR*	181,279	14,069,063

Meituan Dianping Class B*	812,400	25,346,880

Pinduoduo, Inc. ADR*	72,018	5,340,135

Tongcheng-Elong Holdings Ltd.*	256,000	465,755

Trip.com Group Ltd. ADR*	93,041	2,897,297

Vipshop Holdings Ltd. ADR*	82,538	1,290,894

Total Internet & Direct Marketing Retail		102,693,946
Investments	Shares	Value

IT Services – 0.4%

GDS Holdings Ltd. ADR*	18,274	$1,495,361

Life Sciences Tools & Services – 2.5%

Genscript Biotech Corp.*(a)	242,000	395,943

Hangzhou Tigermed Consulting Co., Ltd. Class A	54,567	824,625

WuXi AppTec Co., Ltd. Class A	126,040	1,877,908

WuXi AppTec Co., Ltd. Class H(a)(b)	66,780	959,047

Wuxi Biologics Cayman, Inc.*(b)	202,500	4,927,935

Total Life Sciences Tools & Services		8,985,458

Machinery – 1.2%

Haitian International Holdings Ltd.	143,000	332,129

Han’s Laser Technology Industry Group Co., Ltd. Class A	95,200	459,762

Sany Heavy Industry Co., Ltd. Class A	681,600	2,490,315

Shenzhen Inovance Technology Co., Ltd. Class A	130,100	1,105,747

Total Machinery		4,387,953

Marine – 0.1%

SITC International Holdings Co., Ltd.	287,000	396,245

Media – 0.4%

Focus Media Information Technology Co., Ltd. Class A	1,285,424	1,522,719

Metals & Mining – 0.1%

China Hongqiao Group Ltd.	393,000	244,928

Oil, Gas & Consumable Fuels – 0.1%

United Energy Group Ltd.(a)	1,880,000	266,839

Paper & Forest Products – 0.1%

Nine Dragons Paper Holdings Ltd.	367,000	460,289

Personal Products – 0.3%

Hengan International Group Co., Ltd.	157,500	1,143,145

Pharmaceuticals – 3.4%

China Medical System Holdings Ltd.	292,000	321,388

CSPC Pharmaceutical Group Ltd.	1,237,200	2,394,581

Jiangsu Hengrui Medicine Co., Ltd. Class A	379,457	5,003,057

Luye Pharma Group Ltd.(a)(b)	357,107	207,352

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	124,300	896,068

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	115,500	479,139

Sino Biopharmaceutical Ltd.	2,146,250	2,337,335

SSY Group Ltd.	226,000	128,310

Zhejiang NHU Co., Ltd. Class A	140,200	613,082

Total Pharmaceuticals		12,380,312

Professional Services – 0.1%

51job, Inc. ADR*	5,087	396,735

Real Estate Management & Development – 3.4%

Agile Group Holdings Ltd.	298,000	389,130

China Aoyuan Group Ltd.	240,000	244,955

China Evergrande Group(a)	379,000	963,394

China Fortune Land Development Co., Ltd. Class A	245,410	546,484

CIFI Holdings Group Co., Ltd.	806,000	592,800

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2020

Investments	Shares	Value

Country Garden Holdings Co., Ltd.(a)	1,540,136	$1,883,934

Gemdale Corp. Class A	478,400	1,021,772

Guangzhou R&F Properties Co., Ltd. Class H	214,800	276,053

KWG Group Holdings Ltd.	258,000	440,098

Logan Group Co., Ltd.	209,000	329,546

Longfor Group Holdings Ltd.(b)	316,500	1,776,484

Seazen Group Ltd.*	352,000	298,859

Shimao Group Holdings Ltd.	250,000	1,032,258

Sunac China Holdings Ltd.	517,000	2,014,632

Times China Holdings Ltd.	148,000	204,718

Zhenro Properties Group Ltd.(a)	495,600	303,755

Total Real Estate Management & Development		12,318,872

Semiconductors & Semiconductor Equipment – 1.9%

Gigadevice Semiconductor Beijing, Inc. Class A	36,580	929,535

LONGi Green Energy Technology Co., Ltd. Class A	296,252	3,261,973

Sanan Optoelectronics Co., Ltd. Class A	269,340	965,882

Shenzhen Goodix Technology Co., Ltd. Class A	19,549	451,362

Xinyi Solar Holdings Ltd.(a)	835,588	1,324,003

Total Semiconductors & Semiconductor Equipment		6,932,755

Software – 1.7%

Glodon Co., Ltd. Class A	98,940	1,059,491

Hundsun Technologies, Inc. Class A	94,763	1,371,423

Kingdee International Software Group Co., Ltd.*	517,000	1,334,194

Kingsoft Corp., Ltd.(a)	198,000	987,445

Yonyou Network Technology Co., Ltd. Class A	232,113	1,301,896

Total Software		6,054,449

Specialty Retail – 0.4%

China Yongda Automobiles Services Holdings Ltd.	269,500	318,879

Suning.com Co., Ltd. Class A	390,100	521,095

Zhongsheng Group Holdings Ltd.(a)	121,100	755,508

Total Specialty Retail		1,595,482
Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 2.1%

Xiaomi Corp. Class B*(b)	2,931,000	$7,734,058

Textiles, Apparel & Luxury Goods – 1.8%

ANTA Sports Products Ltd.	191,000	1,974,077

Li Ning Co., Ltd.	394,500	1,832,516

Shenzhou International Group Holdings Ltd.	157,700	2,655,465

Total Textiles, Apparel & Luxury Goods		6,462,058
TOTAL COMMON STOCKS (Cost: $269,332,232)		361,539,221

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%

United States – 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $6,138,753)	6,138,753	6,138,753

TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $275,470,985)		367,677,974

Other Assets less Liabilities – (1.6)%		(5,687,894)

NET ASSETS – 100.0%		$361,990,080
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,953,586 and the total market value of the collateral held by the Fund was $12,533,276. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,394,523.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	361,539,221	—	—		361,539,221
Investment of Cash Collateral for Securities Loaned	—	6,138,753	—		6,138,753
Total Investments in Securities	$361,539,221	$6,138,753	$0		$367,677,974
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 4.0%

Atacadao S.A.	245,559	$892,673

B2W Cia Digital*	106,331	1,697,463

B3 S.A. – Brasil Bolsa Balcao	1,210,960	11,818,593

Banco Bradesco S.A.	1,079,618	3,451,590

Banco Santander Brasil S.A.	427,788	2,122,072

BR Malls Participacoes S.A.	810,908	1,205,619

BRF S.A.*	440,039	1,434,931

Cia Hering	837,970	2,487,246

Cia Siderurgica Nacional S.A.	364,400	1,066,735

Cogna Educacao	1,210,153	1,112,153

Cosan Ltd. Class A	57,008	846,569

Cosan S.A.	177,561	2,152,550

CVC Brasil Operadora e Agencia de Viagens S.A.	142,436	407,613

Embraer S.A.*	1,202,299	1,331,041

Energisa S.A.	107,989	787,820

Eneva S.A.*	187,707	1,601,843

Engie Brasil Energia S.A.	112,196	803,184

Equatorial Energia S.A.	439,311	1,650,792

Hapvida Participacoes e Investimentos S.A.(a)	89,563	987,403

Klabin S.A.	280,137	1,182,883

Linx S.A.	53,046	325,629

Localiza Rent a Car S.A.	298,584	3,002,023

M. Dias Branco S.A.	37,150	225,150

Magazine Luiza S.A.	330,262	5,226,582

Multiplan Empreendimentos Imobiliarios S.A.	253,971	875,490

Natura & Co. Holding S.A.	292,818	2,656,244

Notre Dame Intermedica Participacoes S.A.	173,982	2,008,227

Pagseguro Digital Ltd. Class A*(b)	86,196	3,250,451

Qualicorp Consultoria e Corretora de Seguros S.A.	85,418	515,104

Raia Drogasil S.A.	644,109	2,676,336

Rumo S.A.*	475,010	1,606,275

StoneCo Ltd. Class A*	93,417	4,940,825

Suzano S.A.*	242,342	1,958,445

TIM Participacoes S.A.	485,875	1,125,802

TOTVS S.A.	218,911	1,052,522

WEG S.A.	449,593	5,240,579

Total Brazil		75,726,457

Chile – 0.4%

Banco de Credito e Inversiones S.A.	25,192	793,026

Banco Santander Chile	21,017,682	728,317

Colbun S.A.	4,909,471	790,805

Empresa Nacional de Telecomunicaciones S.A.	121,171	751,801

Empresas CMPC S.A.	133,792	280,212

Empresas COPEC S.A.	120,517	900,719

Enel Americas S.A.	8,603,174	1,113,863

Enel Chile S.A.	16,154,792	1,129,863

Parque Arauco S.A.	297,136	414,501

Total Chile		6,903,107
Investments	Shares	Value

China – 43.3%

Agile Group Holdings Ltd.	956,000	$1,248,351

Aier Eye Hospital Group Co., Ltd. Class A	358,445	2,706,258

Alibaba Group Holding Ltd. ADR*	707,756	208,066,109

Alibaba Pictures Group Ltd.*	5,490,000	814,645

ANTA Sports Products Ltd.	470,000	4,857,677

Autohome, Inc. ADR(b)	23,637	2,269,152

Baidu, Inc. ADR*	108,745	13,766,030

Baozun, Inc. ADR*(b)	16,236	527,508

BeiGene Ltd.*	175,800	3,840,379

Bilibili, Inc. ADR*(b)	40,384	1,679,974

BYD Co., Ltd. Class A	288,400	4,922,271

BYD Co., Ltd. Class H(b)	109,500	1,715,265

Changjiang Securities Co., Ltd. Class A	889,631	1,047,608

China Aoyuan Group Ltd.	557,000	568,499

China Biologic Products Holdings, Inc.*	11,823	1,314,008

China Common Rich Renewable Energy Investments Ltd.†	102,000	0

China Conch Venture Holdings Ltd.	837,900	3,881,369

China Fortune Land Development Co., Ltd. Class A	295,063	657,226

China Medical System Holdings Ltd.	511,000	562,430

China Minsheng Banking Corp., Ltd. Class A	4,784,979	3,723,664

China Yongda Automobiles Services Holdings Ltd.	331,500	392,239

Chongqing Zhifei Biological Products Co., Ltd. Class A	24,700	505,236

CIFI Holdings Group Co., Ltd.	2,112,000	1,553,342

Contemporary Amperex Technology Co., Ltd. Class A	177,371	5,448,274

Country Garden Holdings Co., Ltd.	2,847,935	3,483,668

Country Garden Services Holdings Co., Ltd.	515,000	3,312,613

CSPC Pharmaceutical Group Ltd.	2,463,200	4,767,484

Dali Foods Group Co., Ltd.(a)	45,500	27,770

East Money Information Co., Ltd. Class A	957,582	3,373,035

ENN Energy Holdings Ltd.	334,900	3,647,169

Focus Media Information Technology Co., Ltd. Class A	1,574,400	1,865,534

Foshan Haitian Flavouring & Food Co., Ltd. Class A	127,800	3,041,785

Fosun International Ltd.	602,000	699,097

Fuyao Glass Industry Group Co., Ltd. Class H(a)	465,200	1,704,733

GDS Holdings Ltd. ADR*	31,523	2,579,527

Geely Automobile Holdings Ltd.	1,758,000	3,493,316

Gemdale Corp. Class A	844,000	1,803,101

Genscript Biotech Corp.*	230,000	376,310

Gigadevice Semiconductor Beijing, Inc. Class A	32,600	828,618

Glodon Co., Ltd. Class A	31,800	340,618

GoerTek, Inc. Class A	390,300	2,316,951

Great Wall Motor Co., Ltd. Class H	1,102,000	1,397,763

Greentown Service Group Co., Ltd.	386,000	475,154

Haidilao International Holding Ltd.(a)(b)	420,000	3,021,290

Haier Electronics Group Co., Ltd.	545,000	1,969,032

Haier Smart Home Co., Ltd. Class A	775,400	2,484,249

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

Haitian International Holdings Ltd.	484,000	$1,124,129

Han’s Laser Technology Industry Group Co., Ltd. Class A	162,900	786,922

Hangzhou Tigermed Consulting Co., Ltd. Class A	7,200	108,836

Hengan International Group Co., Ltd.	275,000	1,995,968

Hualan Biological Engineering, Inc. Class A	44,800	374,879

Huazhu Group Ltd. ADR(b)	45,455	1,965,474

Hundsun Technologies, Inc. Class A	151,984	2,200,115

HUYA, Inc. ADR*(b)	29,144	697,999

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	861,800	4,871,715

Innovent Biologics, Inc.*(a)	306,000	2,266,374

iQIYI, Inc. ADR*(b)	123,891	2,797,459

JD.com, Inc. ADR*	343,127	26,630,086

Jiangsu Hengrui Medicine Co., Ltd. Class A	544,779	7,184,690

JOYY, Inc. ADR	17,951	1,448,107

Kingboard Holdings Ltd.	324,500	1,067,710

Kingdee International Software Group Co., Ltd.*	1,106,000	2,854,194

Kingsoft Corp., Ltd.	451,000	2,249,181

KWG Group Holdings Ltd.	542,500	925,400

Lepu Medical Technology Beijing Co., Ltd. Class A	172,400	853,317

Li Ning Co., Ltd.	840,000	3,901,935

Logan Group Co., Ltd.	934,000	1,472,707

Longfor Group Holdings Ltd.(a)	618,500	3,471,581

Luxshare Precision Industry Co., Ltd. Class A	677,141	5,680,126

Luye Pharma Group Ltd.(a)(b)	593,500	344,613

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A*	391,463	815,045

Meituan Dianping Class B*	1,497,900	46,734,480

MGM China Holdings Ltd.(b)	469,600	582,304

Midea Group Co., Ltd. Class A	402,790	4,293,682

Minth Group Ltd.	274,000	1,189,690

Muyuan Foods Co., Ltd. Class A	180,940	1,965,988

NetEase, Inc. ADR	30,943	14,068,854

New Hope Liuhe Co., Ltd. Class A	330,500	1,344,206

New Oriental Education & Technology Group, Inc. ADR*	48,964	7,320,118

Nine Dragons Paper Holdings Ltd.	1,111,000	1,393,409

NIO, Inc. ADR*	445,712	9,458,009

Pinduoduo, Inc. ADR*	151,114	11,205,103

Ping An Bank Co., Ltd. Class A	1,301,800	2,899,643

Ping An Insurance Group Co. of China Ltd. Class A	1,469,000	16,448,762

Ping An Insurance Group Co. of China Ltd. Class H	2,080,500	21,341,903

Sanan Optoelectronics Co., Ltd. Class A	235,200	843,675

Sany Heavy Industry Co., Ltd. Class A	1,075,400	3,930,154

Seazen Group Ltd.*	992,000	842,240

SF Holding Co., Ltd. Class A	160,500	1,913,576

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,380,000	2,749,316
Investments	Shares	Value

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	531,000	$2,202,794

Shenzhen Goodix Technology Co., Ltd. Class A	14,756	340,788

Shenzhen Sunway Communication Co., Ltd. Class A	179,900	1,439,866

Shenzhou International Group Holdings Ltd.	336,200	5,661,174

Shimao Group Holdings Ltd.	495,000	2,043,871

SINA Corp.*	36,542	1,557,055

Sino Biopharmaceutical Ltd.	4,286,000	4,667,592

SITC International Holdings Co., Ltd.	582,000	803,535

SSY Group Ltd.	648,000	367,897

Sun Art Retail Group Ltd.	873,000	963,116

Sunac China Holdings Ltd.	1,053,000	4,103,303

Sunny Optical Technology Group Co., Ltd.	284,100	4,336,649

TAL Education Group ADR*	148,966	11,327,375

TCL Technology Group Corp. Class A	2,535,000	2,289,115

Tencent Holdings Ltd.	2,431,000	160,446,000

Times China Holdings Ltd.	499,000	690,230

Tingyi Cayman Islands Holding Corp.	990,000	1,744,955

Tongcheng-Elong Holdings Ltd.*	470,400	855,825

Tongwei Co., Ltd. Class A	460,958	1,798,999

Trip.com Group Ltd. ADR*	171,737	5,347,890

Uni-President China Holdings Ltd.	544,000	496,970

Vipshop Holdings Ltd. ADR*	172,639	2,700,074

Walvax Biotechnology Co., Ltd. Class A	223,600	1,670,450

Want Want China Holdings Ltd.	2,812,000	1,952,072

Wens Foodstuffs Group Co., Ltd. Class A	722,020	2,071,517

WH Group Ltd.(a)	3,699,500	2,997,788

WUS Printed Circuit Kunshan Co., Ltd. Class A	115,200	317,829

WuXi AppTec Co., Ltd. Class A	75,760	1,129,069

WuXi AppTec Co., Ltd. Class H(a)(b)	74,380	1,068,193

Wuxi Biologics Cayman, Inc.*(a)	314,500	7,653,510

Xiaomi Corp. Class B*(a)	5,608,400	14,798,939

Xinjiang Goldwind Science & Technology Co., Ltd. Class A	448,000	672,928

Xinyi Glass Holdings Ltd.	1,066,000	2,143,004

Xinyi Solar Holdings Ltd.	1,257,072	1,991,851

Yihai International Holding Ltd.*	100,000	1,560,000

Yonghui Superstores Co., Ltd. Class A	628,900	723,033

Yonyou Network Technology Co., Ltd. Class A	296,890	1,665,663

Yum China Holdings, Inc.	178,646	9,459,306

Zai Lab Ltd. ADR*	18,530	1,541,140

Zhejiang Longsheng Group Co., Ltd. Class A	451,600	901,131

Zhongsheng Group Holdings Ltd.	284,500	1,774,913

ZTO Express Cayman, Inc. ADR	182,062	5,447,295

Total China		819,414,709

Czech Republic – 0.2%

Komercni Banka AS*	169,559	3,567,307

Hungary – 0.1%

OTP Bank Nyrt*	89,568	2,701,172

India – 11.4%

ACC Ltd.	37,106	700,804

Adani Ports & Special Economic Zone Ltd.	350,520	1,623,614

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

Ambuja Cements Ltd.	474,809	$1,396,497

Apollo Hospitals Enterprise Ltd.	55,816	1,625,041

Ashok Leyland Ltd.	1,463,387	1,475,684

Asian Paints Ltd.	167,473	4,508,923

Aurobindo Pharma Ltd.	79,074	853,652

Avenue Supermarts Ltd.*(a)	43,270	1,292,089

Bajaj Auto Ltd.	51,385	2,006,578

Bajaj Finance Ltd.	106,890	4,749,926

Bajaj Finserv Ltd.	28,869	2,289,936

Bandhan Bank Ltd.*(a)	216,134	799,737

Bharat Forge Ltd.	156,243	947,771

Bharti Airtel Ltd.	872,787	4,979,665

Bharti Infratel Ltd.	401,745	954,539

Britannia Industries Ltd.	45,718	2,353,535

Cipla Ltd.	200,486	2,105,130

Dabur India Ltd.	235,036	1,626,425

Divi’s Laboratories Ltd.	57,498	2,375,319

DLF Ltd.	327,133	676,835

Dr. Reddy’s Laboratories Ltd.	49,961	3,512,980

Eicher Motors Ltd.	51,622	1,541,243

Godrej Consumer Products Ltd.	141,826	1,393,559

Havells India Ltd.	116,334	1,068,813

HCL Technologies Ltd.	443,316	4,876,596

HDFC Asset Management Co., Ltd.(a)	10,836	333,371

HDFC Life Insurance Co., Ltd.*(a)	233,537	1,770,678

Hero MotoCorp., Ltd.	57,912	2,470,404

Hindalco Industries Ltd.	713,010	1,693,616

Hindustan Unilever Ltd.	331,692	9,298,211

Housing Development Finance Corp., Ltd.	668,611	15,768,726

ICICI Bank Ltd. ADR*(b)	863,298	8,486,219

ICICI Lombard General Insurance Co., Ltd.(a)	59,778	1,052,880

ICICI Prudential Life Insurance Co., Ltd.(a)	168,806	963,004

Indian Hotels Co., Ltd. (The)	927,353	1,194,071

IndusInd Bank Ltd.*	213,927	1,529,210

Info Edge India Ltd.	25,279	1,245,345

Infosys Ltd. ADR	1,367,301	18,882,427

JSW Steel Ltd.	196,840	741,018

Jubilant Foodworks Ltd.	37,602	1,194,799

Kotak Mahindra Bank Ltd.*	437,794	7,525,215

Lupin Ltd.	117,670	1,606,679

Mahindra & Mahindra Ltd.	362,971	2,990,649

MakeMyTrip Ltd.*(b)	41,501	637,455

Marico Ltd.	200,097	984,484

Maruti Suzuki India Ltd.	53,574	4,896,633

Motherson Sumi Systems Ltd.	947,139	1,474,369

Nestle India Ltd.	14,059	3,033,346

Pidilite Industries Ltd.	50,214	976,138

Piramal Enterprises Ltd.	69,659	1,183,485

Reliance Industries Ltd. GDR(a)	2,134	129,747

Reliance Industries Ltd. GDR(a)(b)	573,906	34,893,485

Shree Cement Ltd.	4,477	1,229,200

Shriram Transport Finance Co., Ltd.	42,098	353,394

Sun Pharmaceutical Industries Ltd.	436,711	2,962,212

Tata Consultancy Services Ltd.	400,014	13,512,536
Investments	Shares	Value

Tata Steel Ltd.	438,204	$2,136,675

Tech Mahindra Ltd.	255,179	2,738,384

Titan Co., Ltd.	174,004	2,833,284

UltraTech Cement Ltd.	47,755	2,621,120

United Spirits Ltd.*	125,345	876,379

UPL Ltd.	240,456	1,638,999

Vedanta Ltd.	452,872	840,311

Wipro Ltd.	573,813	2,438,589

Yes Bank Ltd.*	1,031,499	183,847

Zee Entertainment Enterprises Ltd.	597,427	1,691,549

Total India		214,747,034

Indonesia – 1.5%

Adaro Energy Tbk PT	12,049,900	919,129

Astra International Tbk PT	10,322,000	3,093,825

Bank Central Asia Tbk PT	8,162,800	14,866,390

Charoen Pokphand Indonesia Tbk PT	4,616,300	1,760,585

Gudang Garam Tbk PT*	65,800	177,103

Hanjaya Mandala Sampoerna Tbk PT	14,179,500	1,334,093

Indah Kiat Pulp & Paper Corp. Tbk PT	981,600	592,060

Indocement Tunggal Prakarsa Tbk PT	729,400	509,796

Kalbe Farma Tbk PT	12,738,900	1,326,969

Sarana Menara Nusantara Tbk PT	15,954,600	1,109,745

Unilever Indonesia Tbk PT	3,762,700	2,048,244

United Tractors Tbk PT	671,200	1,028,451

Total Indonesia		28,766,390

Malaysia – 2.3%

Dialog Group Bhd	4,165,800	3,819,444

Fraser & Neave Holdings Bhd	168,100	1,298,522

Hartalega Holdings Bhd	1,684,500	6,566,935

Hong Leong Bank Bhd	899,908	3,257,037

Hong Leong Financial Group Bhd	334,100	1,148,104

Nestle Malaysia Bhd	57,100	1,942,953

Press Metal Aluminium Holdings Bhd	1,523,700	1,884,687

Public Bank Bhd	3,149,000	11,897,317

QL Resources Bhd	676,500	1,598,660

Top Glove Corp. Bhd	4,103,100	8,195,339

Westports Holdings Bhd	1,074,900	998,463

Total Malaysia		42,607,461

Mexico – 1.5%

Alfa S.A.B. de C.V. Class A	2,474,921	1,537,033

Alsea S.A.B. de C.V.*(b)	741,596	708,146

America Movil S.A.B. de C.V. Series L	7,453,700	4,686,471

Arca Continental S.A.B. de C.V.	81,839	355,038

Banco del Bajio S.A.*(a)	80,874	60,667

Cemex S.A.B. de C.V. Series CPO	2,088,429	792,772

Concentradora Fibra Danhos S.A. de C.V.	1,569,433	1,440,346

El Puerto de Liverpool S.A.B. de C.V. Class C1(b)	618,187	1,760,268

Fomento Economico Mexicano S.A.B. de C.V.	571,535	3,225,859

Gruma S.A.B. de C.V. Class B	108,755	1,207,226

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	57,118	459,231

Grupo Bimbo S.A.B. de C.V. Series A	513,518	962,334

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

Grupo Carso S.A.B. de C.V. Series A1	862,991	$1,775,961

Grupo Financiero Banorte S.A.B. de C.V. Class O*	507,469	1,761,312

Grupo Mexico S.A.B. de C.V. Series B	878,717	2,239,010

Grupo Televisa S.A.B. Series CPO*	453,985	561,832

Orbia Advance Corp. S.A.B. de C.V.	1,243,914	2,182,903

Wal-Mart de Mexico S.A.B. de C.V.	1,466,202	3,523,414

Total Mexico		29,239,823

Philippines – 0.9%

Aboitiz Equity Ventures, Inc.	1,107,190	1,050,551

Ayala Corp.	113,155	1,608,164

Bank of the Philippine Islands	633,600	836,436

GT Capital Holdings, Inc.	70,950	565,493

JG Summit Holdings, Inc.	1,062,980	1,319,954

Jollibee Foods Corp.	22,640	67,714

Manila Electric Co.	135,730	758,722

Metropolitan Bank & Trust Co.	2,412,900	1,901,254

San Miguel Food and Beverage, Inc.	160,080	209,676

Security Bank Corp.	740,890	1,408,272

SM Investments Corp.	163,835	2,973,903

SM Prime Holdings, Inc.	3,985,800	2,417,131

Universal Robina Corp.	420,780	1,163,047

Total Philippines		16,280,317

Poland – 1.0%

Bank Polska Kasa Opieki S.A.*	85,828	1,117,039

CD Projekt S.A.*	54,343	5,880,769

Cyfrowy Polsat S.A.*	265,648	1,856,482

Dino Polska S.A.*(a)	103,206	6,080,755

LPP S.A.*	1,138	1,933,777

mBank S.A.*	21,173	911,244

Santander Bank Polska S.A.*	13,301	490,572

Total Poland		18,270,638

Russia – 3.5%

Lukoil PJSC ADR	273,307	15,819,009

Mail.ru Group Ltd. GDR*(c)	87,825	2,406,405

MMC Norilsk Nickel PJSC ADR	411,797	9,944,898

Mobile TeleSystems PJSC ADR	272,088	2,375,328

Novatek PJSC GDR(b)(c)	62,749	8,596,613

Novolipetsk Steel PJSC GDR	98,074	2,171,358

PhosAgro PJSC GDR(c)	76,082	916,027

Polymetal International PLC	150,152	3,279,598

Polyus PJSC GDR(c)	35,468	3,738,327

Severstal PAO GDR(c)	100,297	1,274,775

X5 Retail Group N.V. GDR(c)	74,787	2,767,119

Yandex N.V. Class A*(b)	193,628	12,634,227

Total Russia		65,923,684

South Africa – 3.8%

Absa Group Ltd.	277,328	1,485,068

Anglo American Platinum Ltd.	19,024	1,326,491

AngloGold Ashanti Ltd.	138,740	3,602,416

Aspen Pharmacare Holdings Ltd.*	161,149	1,152,389

AVI Ltd.	23,074	102,796
Investments	Shares	Value

Barloworld Ltd.	437,640	$1,612,551

Bidvest Group Ltd. (The)	59,710	494,397

Capitec Bank Holdings Ltd.	29,480	1,833,451

Clicks Group Ltd.	104,790	1,396,760

Discovery Ltd.	111,073	851,826

Exxaro Resources Ltd.(b)	92,020	686,730

Foschini Group Ltd. (The)	16,137	79,331

Gold Fields Ltd.	262,177	3,195,164

Harmony Gold Mining Co., Ltd.*	134,931	721,088

Hyprop Investments Ltd.	592,948	582,639

Impala Platinum Holdings Ltd.(b)	269,637	2,351,564

Investec Ltd.	186,665	353,074

Investec PLC	291,822	542,705

Kumba Iron Ore Ltd.	24,717	734,456

Mediclinic International PLC	103,094	379,866

Mr. Price Group Ltd.	288,128	2,280,322

Naspers Ltd. Class N	152,329	27,032,005

Nedbank Group Ltd.	212,213	1,282,057

Netcare Ltd.	1,870,977	1,449,222

Ninety One Ltd.*	454,710	1,199,475

Northam Platinum Ltd.*	109,359	1,116,144

Old Mutual Ltd.	2,319,537	1,440,672

Pick n Pay Stores Ltd.	62,626	176,276

Remgro Ltd.	151,693	855,047

RMB Holdings Ltd.	166,390	11,571

Shoprite Holdings Ltd.(b)	102,378	838,726

Sibanye Stillwater Ltd.(b)	963,413	2,675,377

Tiger Brands Ltd.(b)	349,883	4,001,629

Truworths International Ltd.(b)	1,001,794	1,872,057

Vodacom Group Ltd.	226,916	1,676,975

Woolworths Holdings Ltd.	224,541	474,525

Total South Africa		71,866,842

South Korea – 11.7%

Amorepacific Corp.	7,797	1,093,380

Amorepacific Group	12,865	537,921

BNK Financial Group, Inc.	512,271	2,216,410

Celltrion Healthcare Co., Ltd.*	29,625	2,221,558

Celltrion, Inc.*	29,776	6,556,067

Coway Co., Ltd.	19,982	1,354,915

Daelim Industrial Co., Ltd.	14,957	989,886

DB Insurance Co., Ltd.	6,070	234,599

Doosan Bobcat, Inc.	30,034	690,821

Doosan Co., Ltd.	3,917	156,914

Doosan Fuel Cell Co., Ltd.*	13,316	490,739

Doosan Solus Co., Ltd.*	1,778	60,052

Douzone Bizon Co., Ltd.	466	41,639

Fila Holdings Corp.	11,167	349,953

Hankook Tire & Technology Co., Ltd.	31,812	856,843

Hanmi Pharm Co., Ltd.	3,435	803,311

Hanmi Science Co., Ltd.	3,711	186,581

Hanon Systems	75,924	801,763

Hanwha Aerospace Co., Ltd.*	16,556	359,575

Hanwha Corp.	25,042	538,526

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

Hanwha Solutions Corp.	71,886	$2,363,417

Helixmith Co., Ltd.*	2,721	82,479

HLB, Inc.*(b)	8,169	724,348

Hotel Shilla Co., Ltd.	11,187	727,944

Hyundai Elevator Co., Ltd.	360	12,544

Hyundai Glovis Co., Ltd.	9,465	1,165,421

Hyundai Heavy Industries Holdings Co., Ltd.	784	146,141

Hyundai Motor Co.	52,287	7,980,530

Hyundai Steel Co.	29,892	628,767

Kakao Corp.	18,291	5,700,786

KB Financial Group, Inc.	137,951	4,429,295

Kia Motors Corp.	100,982	4,049,642

Korea Investment Holdings Co., Ltd.	8,825	547,082

Korea Shipbuilding & Offshore Engineering Co., Ltd.*	4,549	321,678

Korea Zinc Co., Ltd.	6,119	1,969,905

KT&G Corp.	49,024	3,454,107

Kumho Petrochemical Co., Ltd.	11,612	1,092,193

LG Chem Ltd.	14,426	8,067,212

LG Corp.	45,928	2,910,017

LG Display Co., Ltd.*	55,863	733,217

LG Electronics, Inc.	39,232	3,076,164

LG Household & Health Care Ltd.	2,853	3,532,402

LG Innotek Co., Ltd.	6,123	811,513

LG Uplus Corp.	62,648	616,034

Lotte Chemical Corp.	3,409	572,782

Lotte Corp.	17,265	422,214

Lotte Shopping Co., Ltd.	20,119	1,350,442

Macquarie Korea Infrastructure Fund	128,717	1,210,677

Medy-Tox, Inc.	1,242	224,080

Mirae Asset Daewoo Co., Ltd.	195,506	1,417,607

NAVER Corp.	48,474	12,289,475

NCSoft Corp.	5,528	3,809,806

Netmarble Corp.*(a)(b)	16,171	2,295,328

NH Investment & Securities Co., Ltd.	286,116	2,236,084

OCI Co., Ltd.*	23,662	1,153,257

Orion Corp.	7,760	869,226

Ottogi Corp.	2,171	1,054,406

POSCO	20,548	3,443,701

Samsung Biologics Co., Ltd.*(a)	4,929	2,908,089

Samsung Electro-Mechanics Co., Ltd.	18,341	2,179,905

Samsung Electronics Co., Ltd.	1,662,698	82,743,928

Samsung Engineering Co., Ltd.*	26,070	235,176

Samsung Fire & Marine Insurance Co., Ltd.	11,176	1,739,232

Samsung Life Insurance Co., Ltd.	11,676	609,009

Samsung SDS Co., Ltd.	11,226	1,627,026

Samsung Securities Co., Ltd.	19,995	523,170

SK Holdings Co., Ltd.	10,622	1,802,879

SK Hynix, Inc.	183,254	13,162,322

SK Innovation Co., Ltd.	16,719	1,987,124

SK Telecom Co., Ltd.	10,626	2,162,452

Yuhan Corp.	25,571	1,403,727

Total South Korea		221,117,415
Investments	Shares	Value

Taiwan – 12.3%

Accton Technology Corp.	100,000	$768,248

Acer, Inc.*	1,627,000	1,393,191

Advantech Co., Ltd.	51,693	519,393

Airtac International Group	18,000	404,599

ASE Technology Holding Co., Ltd.	1,093,062	2,234,282

Asia Cement Corp.	1,074,000	1,538,948

Asustek Computer, Inc.	474,000	4,148,850

AU Optronics Corp.*	6,803,000	2,630,813

Cathay Financial Holding Co., Ltd.	3,355,854	4,472,618

Chailease Holding Co., Ltd.	541,240	2,448,120

Chang Hwa Commercial Bank Ltd.	2,874,009	1,721,706

Cheng Shin Rubber Industry Co., Ltd.	1,047,000	1,333,965

Chicony Electronics Co., Ltd.	74,240	215,578

China Development Financial Holding Corp.	3,991,000	1,172,689

China Life Insurance Co., Ltd.	1,139,564	781,035

Chroma ATE, Inc.	48,000	253,574

Compal Electronics, Inc.	2,313,000	1,521,395

CTBC Financial Holding Co., Ltd.	7,283,672	4,627,428

Delta Electronics, Inc.	624,000	4,072,094

E.Sun Financial Holding Co., Ltd.	4,878,218	4,311,939

Eclat Textile Co., Ltd.	44,000	545,404

Far Eastern New Century Corp.	1,735,080	1,515,694

Far EasTone Telecommunications Co., Ltd.	520,000	1,095,228

Feng TAY Enterprise Co., Ltd.	100,560	602,416

Formosa Chemicals & Fibre Corp.	1,158,000	2,706,878

Formosa Petrochemical Corp.	556,000	1,535,806

Formosa Plastics Corp.	1,699,000	4,610,918

Fubon Financial Holding Co., Ltd.	2,812,000	4,068,186

Giant Manufacturing Co., Ltd.	90,000	846,799

Hiwin Technologies Corp.	30,647	301,581

Hon Hai Precision Industry Co., Ltd.	3,970,068	10,609,877

Hotai Motor Co., Ltd.	88,000	1,953,732

Innolux Corp.*	7,250,000	2,345,573

Inventec Corp.	1,659,000	1,285,980

Largan Precision Co., Ltd.	24,000	2,784,338

Lite-On Technology Corp.	1,088,015	1,731,838

Macronix International	596,742	658,308

MediaTek, Inc.	541,000	11,338,547

Micro-Star International Co., Ltd.	468,000	2,149,161

Nan Ya Plastics Corp.	2,244,000	4,610,110

Nanya Technology Corp.	508,000	1,008,563

Novatek Microelectronics Corp.	85,000	779,211

Pegatron Corp.	571,000	1,257,848

Pou Chen Corp.	1,124,000	1,014,868

Powertech Technology, Inc.	511,000	1,522,661

President Chain Store Corp.	77,000	699,227

Quanta Computer, Inc.	1,126,000	2,939,217

Realtek Semiconductor Corp.	70,000	890,650

Shanghai Commercial & Savings Bank Ltd. (The)	1,682,000	2,256,256

Shin Kong Financial Holding Co., Ltd.	3,390,967	941,350

SinoPac Financial Holdings Co., Ltd.	4,994,452	1,871,066

Taishin Financial Holding Co., Ltd.	3,958,286	1,749,398

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

Investments	Shares	Value

Taiwan Cement Corp.	1,723,104	$2,463,107

Taiwan Mobile Co., Ltd.	581,000	1,937,870

Taiwan Semiconductor Manufacturing Co., Ltd.	6,575,000	98,300,359

Uni-President Enterprises Corp.	2,167,160	4,676,732

Unimicron Technology Corp.	530,000	1,361,508

United Microelectronics Corp.	3,457,000	3,407,822

Walsin Lihwa Corp.	1,647,000	912,725

Walsin Technology Corp.	57,000	304,071

Wistron Corp.	1,166,078	1,199,818

Yageo Corp.	65,396	793,685

Yuanta Financial Holding Co., Ltd.	4,117,765	2,530,772

Zhen Ding Technology Holding Ltd.	69,000	300,186

Total Taiwan		232,985,809

Thailand – 1.5%

Advanced Info Service PCL NVDR	398,900	2,152,644

B Grimm Power PCL NVDR	440,700	587,600

Bangkok Dusit Medical Services PCL NVDR	2,477,000	1,516,491

Bangkok Expressway & Metro PCL NVDR	4,107,200	1,108,215

Berli Jucker PCL NVDR	786,300	911,922

BTS Group Holdings PCL NVDR	4,388,300	1,315,625

Central Retail Corp. PCL NVDR*	1,353,783	1,110,796

Charoen Pokphand Foods PCL NVDR	2,020,400	1,785,284

CP ALL PCL NVDR*	2,389,000	4,542,398

Energy Absolute PCL NVDR	1,060,000	1,312,978

Fabrinet*	20,177	1,271,756

Gulf Energy Development PCL NVDR	2,440,500	2,349,041

Home Product Center PCL NVDR	2,805,600	1,274,971

Intouch Holdings PCL NVDR	902,600	1,459,826

Minor International PCL NVDR*	1,501,800	947,882

Muangthai Capital PCL NVDR*	339,500	527,665

Osotspa PCL NVDR	680,500	751,637

Srisawad Corp. PCL NVDR	346,000	532,308

Thai Union Group PCL NVDR	2,254,500	996,071

Thanachart Capital PCL NVDR	926,600	848,013

True Corp. PCL NVDR(b)	8,506,900	832,233

WHA Corp. PCL NVDR	5,816,100	517,599

Total Thailand		28,652,955

Turkey – 0.3%

Akbank T.A.S.*	1,733,470	1,158,774

BIM Birlesik Magazalar AS	206,349	1,864,176

Enka Insaat ve Sanayi AS	940,297	859,237

Haci Omer Sabanci Holding AS	549,450	593,372

Tupras Turkiye Petrol Rafinerileri AS*	52,436	541,774

Turkcell Iletisim Hizmetleri AS	585,736	1,155,635

Total Turkey		6,172,968

United Kingdom – 0.1%

Evraz PLC	388,802	1,732,108

Ninety One PLC	117,513	308,578

Total United Kingdom		2,040,686
TOTAL COMMON STOCKS (Cost: $1,591,996,044)		1,886,984,774
Investments	Shares	Value

RIGHTS – 0.0%

South Korea – 0.0%
Medytox, Inc., expiring 10/15/20* (Cost: $0)	1	$25

WARRANTS – 0.0%

Thailand – 0.0%
Srisawad Corp. PCL, expiring 8/29/25 (Cost: $0)	12,160	4,490

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $26,960,482)	26,960,482	26,960,482

TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $1,618,956,526)		1,913,949,771

Other Assets less Liabilities – (1.2)%		(22,045,270)

NET ASSETS – 100.0%		$1,891,904,501
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,055,842 and the total market value of the collateral held by the Fund was $36,320,975. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,360,493.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/1/2020	4,598,051	BRL	815,228	USD	$542	$—
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/2/2020	3,334,745	BRL	591,960	USD	—	(320)
Bank of America N.A.	10/5/2020	57,844,339	TWD	1,998,077	USD	—	(828)
Credit Suisse International	10/5/2020	34,988,969	HKD	4,514,873	USD	—	(168)
Credit Suisse International	10/5/2020	3,243,666,990	KRW	2,774,025	USD	—	(474)
Credit Suisse International	10/6/2020	25,351,395	HKD	3,271,311	USD	—	(163)
HSBC Holdings PLC	10/1/2020	2,228,060	MYR	535,591	USD	580	—
Merrill Lynch International	10/1/2020	1,576,484	MYR	379,510	USD	—	(137)
Morgan Stanley & Co. International	10/9/2020	6,129,200	CNY	903,662	USD	—	(3,712)
						$1,122	$(5,802)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$819,414,709	$—	$0	*	$819,414,709
Other	1,067,570,065	—	—		1,067,570,065
Rights	25	—	—		25
Warrants	4,490	—	—		4,490
Investment of Cash Collateral for Securities Loaned	—	26,960,482	—		26,960,482
Total Investments in Securities	$1,886,989,289	$26,960,482	$0		$1,913,949,771
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,122	$—		$1,122
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,802)	$—		$(5,802)
Total – Net	$1,886,989,289	$26,955,802	$0		$1,913,945,091
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.3%

Brazil – 3.0%

AES Tiete Energia S.A.	287,067	$746,641

Banco Santander Brasil S.A.	308,618	1,530,921

BB Seguridade Participacoes S.A.	526,033	2,265,046

BR Malls Participacoes S.A.	1,111,277	1,652,193

Cia de Saneamento do Parana	404,834	1,827,210

Cia Siderurgica Nacional S.A.	1,458,300	4,268,990

Cielo S.A.	3,962,121	2,762,578

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	504,375	2,079,620

Duratex S.A.	605,416	1,925,877

Itau Unibanco Holding S.A.	762,935	2,893,940

Itausa – Investimentos Itau S.A.	729,364	1,314,717

Klabin S.A.	1,466,410	6,191,940

Mahle-Metal Leve S.A.	135,645	407,913

Petrobras Distribuidora S.A.	1,197,404	4,280,654

Porto Seguro S.A.	87,555	749,502

Qualicorp Consultoria e Corretora de Seguros S.A.	307,687	1,855,473

SLC Agricola S.A.	151,408	684,720

Smiles Fidelidade S.A.	127,723	315,883

Telefonica Brasil S.A.	85,295	667,506

Transmissora Alianca de Energia Eletrica S.A.	872,822	4,329,694

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	180,465	275,991

Wiz Solucoes e Corretagem de Seguros S.A.	152,066	247,937

YDUQS Participacoes S.A.	444,655	2,162,353

Total Brazil		45,437,299

Chile – 0.9%

AES Gener S.A.	10,571,573	1,623,671

Aguas Andinas S.A. Class A	5,142,227	1,435,975

CAP S.A.*	103,707	870,785

Cia Cervecerias Unidas S.A.	263,691	1,697,079

Colbun S.A.	22,661,217	3,650,210

Enel Chile S.A.	41,416,280	2,896,648

Engie Energia Chile S.A.	793,655	984,236

Inversiones Aguas Metropolitanas S.A.	1,012,834	731,515

Total Chile		13,890,119

China – 29.4%

Agile Group Holdings Ltd.	1,892,000	2,470,586

Agricultural Bank of China Ltd. Class H	21,902,000	6,839,076

Angang Steel Co., Ltd. Class H(a)	2,654,000	708,875

Anhui Expressway Co., Ltd. Class H	794,000	394,439

Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,071,000	919,941

Asia Cement China Holdings Corp.	684,000	601,037

Bank of Beijing Co., Ltd. Class A	4,854,249	3,335,666

Bank of Chengdu Co., Ltd. Class A	521,900	757,110

Bank of China Ltd. Class H	62,847,084	19,462,323

Bank of Communications Co., Ltd. Class H	17,580,287	8,438,538

Bank of Jiangsu Co., Ltd. Class A	1,958,800	1,748,672

Bank of Nanjing Co., Ltd. Class A	1,565,000	1,813,034
Investments	Shares	Value

Baoshan Iron & Steel Co., Ltd. Class A	9,288,220	$6,805,306

Beijing Capital Development Co., Ltd. Class A	578,600	568,354

Beijing Enterprises Water Group Ltd.*	6,398,000	2,476,645

C&D International Investment Group Ltd.	409,000	691,342

CGN Power Co., Ltd. Class H(b)	9,943,000	2,039,919

Changchun Faway Automobile Components Co., Ltd. Class A	392,816	588,307

China Aoyuan Group Ltd.	643,000	656,275

China BlueChemical Ltd. Class H	3,510,000	507,252

China Cinda Asset Management Co., Ltd. Class H	7,153,000	1,338,303

China CITIC Bank Corp., Ltd. Class H	8,561,000	3,302,889

China Construction Bank Corp. Class H	68,555,054	44,405,983

China Everbright Bank Co., Ltd. Class H	3,064,000	964,666

China Fortune Land Development Co., Ltd. Class A	637,560	1,420,108

China Hongqiao Group Ltd.	2,215,500	1,380,757

China International Marine Containers Group Co., Ltd. Class H(a)	964,700	1,041,876

China Jinmao Holdings Group Ltd.	3,044,000	1,677,146

China Lesso Group Holdings Ltd.	918,000	1,648,846

China Lilang Ltd.	1,079,000	591,710

China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	1,024,482	2,278,933

China Minsheng Banking Corp., Ltd. Class H	5,030,500	2,635,333

China Mobile Ltd.	5,817,000	37,116,213

China Molybdenum Co., Ltd. Class H	4,338,000	1,533,693

China Oriental Group Co., Ltd.	3,600,000	803,613

China Overseas Grand Oceans Group Ltd.	931,000	530,970

China Petroleum & Chemical Corp. Class H	54,260,000	21,774,013

China Power International Development Ltd.	7,740,000	1,428,155

China Railway Signal & Communication Corp., Ltd. Class H(b)	1,720,000	563,716

China Resources Cement Holdings Ltd.	3,580,000	4,887,277

China Resources Power Holdings Co., Ltd.	1,684,000	1,857,832

China Risun Group Ltd. Class H	2,804,000	814,065

China SCE Group Holdings Ltd.	1,942,000	867,009

China Shenhua Energy Co., Ltd. Class H	5,155,000	9,245,742

China South Publishing & Media Group Co., Ltd. Class A	469,732	749,022

China Vanke Co., Ltd. Class H	790,100	2,411,079

Chongqing Dima Industry Co., Ltd. Class A	991,200	417,694

Chongqing Rural Commercial Bank Co., Ltd. Class H	1,346,991	495,345

Chongqing Water Group Co., Ltd. Class A	1,323,733	1,010,691

Chongqing Zongshen Power Machinery Co., Ltd. Class A	408,150	480,628

CIFI Holdings Group Co., Ltd.	3,308,000	2,432,981

CITIC Telecom International Holdings Ltd.	3,091,000	985,132

CNOOC Ltd.	23,374,600	22,469,777

Consun Pharmaceutical Group Ltd.	732,000	315,468

COSCO Shipping Ports Ltd.	2,148,000	1,225,053

Country Garden Holdings Co., Ltd.(a)	5,127,850	6,272,518

CPMC Holdings Ltd.	1,676,000	735,277

CSC Financial Co., Ltd. Class H(a)(b)	700,500	979,796

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

Daqin Railway Co., Ltd. Class A	5,183,801	$4,848,444

Datang International Power Generation Co., Ltd. Class H(a)	4,586,000	573,990

Dongfeng Motor Group Co., Ltd. Class H	3,038,000	1,885,520

Fangda Special Steel Technology Co., Ltd. Class A*	1,587,431	1,260,976

Fosun International Ltd.	2,975,500	3,455,419

Fuyao Glass Industry Group Co., Ltd. Class H(b)	772,400	2,830,472

Gemdale Corp. Class A	1,250,909	2,672,412

Genertec Universal Medical Group Co., Ltd.(b)	1,578,000	1,044,534

Great Wall Motor Co., Ltd. Class H(a)	4,756,000	6,032,449

Greatview Aseptic Packaging Co., Ltd.	1,249,000	480,261

Greenland Holdings Corp., Ltd. Class A	871,300	814,933

Guangdong Ellington Electronics Technology Co., Ltd. Class A	429,957	553,024

Guangdong Tapai Group Co., Ltd. Class A	787,100	1,602,954

Guangxi Guiguan Electric Power Co., Ltd. Class A	1,841,397	1,295,083

Guangzhou Automobile Group Co., Ltd. Class H	3,244,000	2,699,845

Guangzhou R&F Properties Co., Ltd. Class H	1,598,400	2,054,202

Hebei Chengde Lolo Co. Class A	592,882	623,298

Heilongjiang Agriculture Co., Ltd. Class A	370,300	1,005,866

Henan Shuanghui Investment & Development Co., Ltd. Class A	762,120	5,922,975

Hengan International Group Co., Ltd.	843,500	6,122,177

Hisense Home Appliances Group Co., Ltd. Class H	399,000	491,671

Huabao Flavours & Fragrances Co., Ltd. Class A	108,600	805,897

Huafu Fashion Co., Ltd. Class A	579,430	518,974

Huaneng Lancang River Hydropower, Inc. Class A	1,478,000	904,951

Huapont Life Sciences Co., Ltd. Class A	1,150,800	844,860

Huaxin Cement Co., Ltd. Class A	286,520	1,057,212

Huayu Automotive Systems Co., Ltd. Class A	776,243	2,837,995

Industrial & Commercial Bank of China Ltd. Class H	50,611,823	26,252,842

Jiangsu Expressway Co., Ltd. Class H	1,600,527	1,610,853

Jiangxi Wannianqing Cement Co., Ltd. Class A	502,500	1,122,963

Jinke Properties Group Co., Ltd. Class A	945,000	1,255,726

Kingboard Holdings Ltd.	751,500	2,472,677

KWG Group Holdings Ltd.	1,445,000	2,464,890

Lee & Man Paper Manufacturing Ltd.	2,002,000	1,446,606

Lenovo Group Ltd.	7,654,000	5,046,702

Liuzhou Iron & Steel Co., Ltd. Class A	695,900	463,892

Livzon Pharmaceutical Group, Inc. Class H	223,678	1,021,703

Logan Group Co., Ltd.	958,000	1,510,550

Lonking Holdings Ltd.	4,623,000	1,222,858

Luxi Chemical Group Co., Ltd. Class A	619,000	818,899

Maanshan Iron & Steel Co., Ltd. Class H	4,802,000	1,109,107

Metallurgical Corp. of China Ltd. Class H	3,004,000	480,640

Midea Real Estate Holding Ltd.(a)(b)	240,600	569,368

Nanjing Iron & Steel Co., Ltd. Class A	3,305,700	1,480,396

Nine Dragons Paper Holdings Ltd.	3,415,000	4,283,071
Investments	Shares	Value

Ningbo Sanxing Medical Electric Co., Ltd. Class A	473,865	$458,516

North Huajin Chemical Industries Co., Ltd. Class A	727,700	512,871

PetroChina Co., Ltd. Class H	23,076,000	6,759,035

Postal Savings Bank of China Co., Ltd. Class H(b)	5,355,000	2,245,645

Powerlong Real Estate Holdings Ltd.	959,000	718,941

Qingdao Port International Co., Ltd. Class H(b)	2,319,000	1,346,516

RiseSun Real Estate Development Co., Ltd. Class A	588,000	658,744

SAIC Motor Corp., Ltd. Class A	2,406,635	6,759,893

Sansteel Minguang Co., Ltd. Fujian Class A	1,658,294	1,594,841

Seazen Group Ltd.*	956,000	811,675

Seazen Holdings Co., Ltd. Class A	256,100	1,314,606

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	461,775	1,688,280

Shanghai Construction Group Co., Ltd. Class A	2,216,600	1,005,681

Shanghai Electric Power Co., Ltd. Class A	1,017,800	1,122,321

Shanghai Jin Jiang Capital Co., Ltd. Class H	2,760,000	430,916

Shanghai Zijiang Enterprise Group Co., Ltd. Class A	750,100	481,299

Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	1,303,269	832,411

Shenzhen Investment Ltd.	3,026,000	882,421

Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,829,700	1,821,479

Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	254,693	1,289,433

Shimao Group Holdings Ltd.	607,000	2,506,323

Shougang Fushan Resources Group Ltd.	7,688,739	1,646,878

Sino-Ocean Group Holding Ltd.	3,396,000	683,582

Sinoma International Engineering Co. Class A	673,600	696,289

Sinopec Engineering Group Co., Ltd. Class H	1,607,500	593,219

Sinopec Kantons Holdings Ltd.	1,480,000	521,342

Sinopec Shanghai Petrochemical Co., Ltd. Class H	8,290,000	1,508,245

Sinotrans Ltd. Class H	3,704,000	884,181

Sinotruk Hong Kong Ltd.(a)	888,500	2,276,853

SITC International Holdings Co., Ltd.	1,724,000	2,380,232

Sunflower Pharmaceutical Group Co., Ltd. Class A	244,100	557,689

Tangshan Sanyou Chemical Industries Co., Ltd. Class A	684,500	664,339

TCL Electronics Holdings Ltd.	998,000	767,494

Tianneng Power International Ltd.(a)	1,294,000	2,317,512

Times China Holdings Ltd.	524,000	724,810

Wanhua Chemical Group Co., Ltd. Class A	863,655	8,787,962

Weichai Power Co., Ltd. Class H	1,875,000	3,754,839

Weifu High-Technology Group Co., Ltd. Class A	486,399	1,792,590

Wuchan Zhongda Group Co., Ltd. Class A	1,143,419	775,643

Xiamen C & D, Inc. Class A	1,126,900	1,416,360

Xiamen Kingdomway Group Co. Class A	136,900	706,752

Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,904,400	1,003,846

Xinyi Glass Holdings Ltd.	3,768,000	7,574,896

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

Xinyu Iron & Steel Co., Ltd. Class A	808,600	$477,281

XTEP International Holdings Ltd.	1,315,400	388,679

Yang Quan Coal Industry Group Co., Ltd. Class A	806,172	566,993

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	254,500	390,781

Yanzhou Coal Mining Co., Ltd. Class H	3,026,000	2,249,001

Yuexiu Property Co., Ltd.	4,469,000	870,734

Yuzhou Group Holdings Co., Ltd.	2,268,600	895,731

Zhejiang Expressway Co., Ltd. Class H	2,149,500	1,550,414

Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	535,500	612,508

Zhejiang Runtu Co., Ltd. Class A	316,900	423,892

Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	436,600	552,593

Zhuzhou Kibing Group Co., Ltd. Class A	1,695,200	2,115,702

Total China		445,157,852

Hong Kong – 0.4%

China Water Affairs Group Ltd.(a)	862,000	676,253

Chow Tai Fook Jewellery Group Ltd.	2,584,400	3,368,057

Kingboard Laminates Holdings Ltd.	1,387,500	1,897,742

Total Hong Kong		5,942,052

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	913,725	1,070,963

India – 2.7%

Bharti Infratel Ltd.	2,045,976	4,861,203

Coal India Ltd.	3,456,221	5,434,015

Graphite India Ltd.	123,207	326,053

HEG Ltd.	28,119	277,150

Hindustan Petroleum Corp., Ltd.	1,004,603	2,459,766

Indiabulls Housing Finance Ltd.	791,047	1,684,915

Indian Oil Corp., Ltd.	4,945,565	4,953,609

National Aluminium Co., Ltd.	2,062,352	901,475

NHPC Ltd.	5,820,192	1,593,493

NLC India Ltd.	1,009,096	677,016

NMDC Ltd.	1,539,029	1,715,711

Oil India Ltd.	743,158	899,485

REC Ltd.	1,270,037	1,705,891

Vedanta Ltd.	6,986,484	12,963,536

Total India		40,453,318

Indonesia – 1.0%

Adaro Energy Tbk PT	34,740,300	2,649,882

AKR Corporindo Tbk PT	2,112,200	361,970

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,039,700	294,660

Bukit Asam Tbk PT	14,601,900	1,933,182

Gudang Garam Tbk PT*	703,000	1,892,147

Hanjaya Mandala Sampoerna Tbk PT	14,339,700	1,349,166

Indika Energy Tbk PT	5,062,600	313,010

Indo Tambangraya Megah Tbk PT	1,350,000	739,415

Japfa Comfeed Indonesia Tbk PT	10,895,800	809,130

United Tractors Tbk PT	2,800,300	4,290,782
Investments	Shares	Value

Waskita Beton Precast Tbk PT	32,334,800	$297,706

Total Indonesia		14,931,050

Malaysia – 1.7%

AirAsia Group Bhd*	4,348,200	701,069

Alliance Bank Malaysia Bhd	1,256,800	662,349

AMMB Holdings Bhd	1,811,500	1,307,785

Astro Malaysia Holdings Bhd	4,482,100	830,518

Berjaya Sports Toto Bhd	547,731	270,208

Bermaz Auto Bhd	2,166,900	719,606

British American Tobacco Malaysia Bhd	385,297	929,052

CIMB Group Holdings Bhd	5,685,000	4,213,645

Lotte Chemical Titan Holding Bhd(b)	1,054,500	540,509

Malayan Banking Bhd	7,178,665	12,472,617

Malaysia Building Society Bhd	3,457,300	424,311

RHB Bank Bhd	2,290,400	2,518,861

Total Malaysia		25,590,530

Mexico – 2.2%

Alfa S.A.B. de C.V. Class A	4,059,437	2,521,087

Alpek S.A.B. de C.V.(a)	838,605	585,009

Banco del Bajio S.A.*(a)(b)	690,663	518,097

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander(a)	503,298	320,777

Bolsa Mexicana de Valores S.A.B. de C.V.(a)	332,965	755,801

Concentradora Fibra Danhos S.A. de C.V.	1,261,499	1,157,740

GMexico Transportes S.A.B. de C.V.(a)(b)	1,428,702	1,837,349

Grupo Financiero Banorte S.A.B. de C.V. Class O*	1,939,333	6,730,992

Grupo Mexico S.A.B. de C.V. Series B	6,760,209	17,225,315

Macquarie Mexico Real Estate Management S.A. de C.V.(b)	782,299	962,470

Prologis Property Mexico S.A. de C.V.	390,831	759,505

Total Mexico		33,374,142

Philippines – 0.7%

DMCI Holdings, Inc.	8,147,800	672,261

Globe Telecom, Inc.	45,685	1,960,083

Manila Electric Co.	393,660	2,200,533

PLDT, Inc.	186,439	5,149,378

Semirara Mining & Power Corp.	2,391,300	492,268

Total Philippines		10,474,523

Poland – 0.3%

Asseco Poland S.A.	137,456	2,470,856

Bank Handlowy w Warszawie S.A.*	40,958	388,250

Jastrzebska Spolka Weglowa S.A.	123,734	820,872

Warsaw Stock Exchange	42,129	493,603

Total Poland		4,173,581

Russia – 18.6%

Gazprom Neft PJSC ADR	93,546	1,764,277

Gazprom PJSC ADR	13,984,671	60,889,257

Lukoil PJSC ADR	643,767	37,261,234

Magnit PJSC GDR(c)	986,222	14,714,432

Magnitogorsk Iron & Steel Works PJSC GDR(c)	485,835	3,162,786

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

MMC Norilsk Nickel PJSC ADR	1,993,257	$48,137,156

Mobile TeleSystems PJSC ADR	1,527,945	13,338,960

Novolipetsk Steel PJSC GDR	470,692	10,421,121

PhosAgro PJSC GDR(c)	327,593	3,944,220

Rosneft Oil Co. PJSC GDR(c)	2,422,716	11,912,495

Sberbank of Russia PJSC ADR	2,981,642	34,840,487

Severstal PAO GDR(c)	773,262	9,828,160

Tatneft PJSC ADR(a)	872,001	31,200,196

Total Russia		281,414,781

Singapore – 0.1%

IGG, Inc.(a)	1,151,000	1,311,397

South Africa – 2.8%

Aeci Ltd.	216,241	995,123

African Rainbow Minerals Ltd.(a)	237,967	2,760,588

AVI Ltd.	503,243	2,241,966

Coronation Fund Managers Ltd.	435,482	1,052,676

Equites Property Fund Ltd.	712,854	726,530

Exxaro Resources Ltd.(a)	915,169	6,829,750

Hyprop Investments Ltd.	370,592	364,149

JSE Ltd.	84,909	596,857

Kumba Iron Ore Ltd.	196,158	5,828,762

Metair Investments Ltd.*	406,363	436,085

Oceana Group Ltd.	180,016	669,124

Old Mutual Ltd.	4,442,025	2,758,956

Resilient REIT Ltd.	376,079	831,297

Reunert Ltd.	323,230	554,801

Telkom S.A. SOC Ltd.	484,170	761,378

Tiger Brands Ltd.	267,553	3,060,017

Truworths International Ltd.(a)	998,929	1,866,704

Vodacom Group Ltd.	1,444,597	10,675,987

Total South Africa		43,010,750

South Korea – 2.9%

DGB Financial Group, Inc.	141,989	666,541

Hana Financial Group, Inc.	292,960	7,039,056

Huchems Fine Chemical Corp.	44,488	783,628

Hyundai Heavy Industries Holdings Co., Ltd.	17,971	3,349,874

Industrial Bank of Korea	244,020	1,671,313

KEPCO Plant Service & Engineering Co., Ltd.	44,027	1,018,324

LOTTE Himart Co., Ltd.	18,632	482,727

Meritz Fire & Marine Insurance Co., Ltd.	49,503	543,919

POSCO	110,278	18,481,820

Samsung Card Co., Ltd.	27,131	654,206

Samsung Fire & Marine Insurance Co., Ltd.	27,693	4,309,642

Ssangyong Cement Industrial Co., Ltd.	263,679	1,323,468

Woori Financial Group, Inc.	444,655	3,262,198

Total South Korea		43,586,716

Taiwan – 29.8%

AcBel Polytech, Inc.(a)	909,000	751,694

Asia Cement Corp.(a)	4,799,000	6,876,545

ASROCK, Inc.	52,000	316,898

Asustek Computer, Inc.	1,677,000	14,678,527

Aten International Co., Ltd.	249,000	711,871
Investments	Shares	Value

Capital Securities Corp.	1,674,000	$621,349

Catcher Technology Co., Ltd.	1,168,000	7,319,660

Charoen Pokphand Enterprise	364,000	834,528

Cheng Loong Corp.	1,955,000	2,129,696

Chicony Electronics Co., Ltd.	780,386	2,266,089

Chilisin Electronics Corp.(a)	644,000	2,199,144

China General Plastics Corp.(a)	1,091,207	732,821

Chong Hong Construction Co., Ltd.(a)	376,000	1,038,602

Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	618,000	911,146

Cleanaway Co., Ltd.	216,000	1,174,643

Compal Electronics, Inc.(a)	7,204,000	4,738,492

CTBC Financial Holding Co., Ltd.	15,204,000	9,659,333

CTCI Corp.(a)	1,042,000	1,404,948

Darfon Electronics Corp.(a)	642,000	836,803

Elan Microelectronics Corp.(a)	481,000	2,416,459

Elite Advanced Laser Corp.(a)	238,500	520,447

Elite Semiconductor Microelectronics Technology, Inc.	503,000	646,943

Everlight Electronics Co., Ltd.	726,000	927,491

Far Eastern New Century Corp.(a)	7,663,000	6,694,078

Far EasTone Telecommunications Co., Ltd.(a)	2,656,000	5,594,089

Farglory Land Development Co., Ltd.	381,000	597,902

Feng Hsin Steel Co., Ltd.	698,000	1,347,220

First Financial Holding Co., Ltd.(a)	7,345,804	5,212,218

Formosa Chemicals & Fibre Corp.(a)	9,268,000	21,664,374

Formosa International Hotels Corp.(a)	184,000	844,969

Formosa Petrochemical Corp.(a)	2,759,000	7,621,021

Formosa Plastics Corp.(a)	8,740,000	23,719,494

Formosa Sumco Technology Corp.(a)	253,000	917,236

Foxsemicon Integrated Technology, Inc.(a)	168,000	1,041,226

Fubon Financial Holding Co., Ltd.	5,326,000	7,705,248

Fusheng Precision Co., Ltd.(a)	216,000	1,308,888

Getac Technology Corp.(a)	675,000	1,063,937

Gigabyte Technology Co., Ltd.	1,003,000	2,614,685

Greatek Electronics, Inc.(a)	684,000	1,159,602

Highwealth Construction Corp.(a)	1,622,500	2,408,932

Holiday Entertainment Co., Ltd.	305,000	646,606

Holtek Semiconductor, Inc.	415,000	924,228

Holy Stone Enterprise Co., Ltd.	410,000	1,429,805

Hon Hai Precision Industry Co., Ltd.(a)	21,772,000	58,184,960

Hsin Kuang Steel Co., Ltd.	532,000	566,680

Huaku Development Co., Ltd.(a)	256,000	761,936

IBF Financial Holdings Co., Ltd.(a)	2,571,302	1,043,188

Inventec Corp.	6,849,000	5,309,027

ITE Technology, Inc.	238,000	570,306

King’s Town Bank Co., Ltd.	703,000	898,108

Kinik Co.	323,000	673,614

Kung Long Batteries Industrial Co., Ltd.(a)	162,000	763,518

Lien Hwa Industrial Holdings Corp.	1,474,661	2,026,501

Lite-On Semiconductor Corp.*	383,000	555,417

Lite-On Technology Corp.	4,188,000	6,666,211

Mega Financial Holding Co., Ltd.(a)	10,209,302	9,799,689

Merry Electronics Co., Ltd.	351,275	1,795,066

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

Micro-Star International Co., Ltd.	1,113,000	$5,111,146

Mirle Automation Corp.(a)	566,000	803,211

MOSA Industrial Corp.	214,000	221,670

Namchow Holdings Co., Ltd.	310,000	450,625

Nan Ya Plastics Corp.(a)	13,137,000	26,988,865

Nantex Industry Co., Ltd.	638,000	1,099,240

Nanya Technology Corp.(a)	3,597,000	7,141,340

Nichidenbo Corp.	778,000	1,173,904

Novatek Microelectronics Corp.(a)	875,000	8,021,287

Oriental Union Chemical Corp.	1,576,000	878,821

Pan-International Industrial Corp.	823,000	493,027

Pegatron Corp.	4,194,000	9,238,906

Powertech Technology, Inc.(a)	1,378,000	4,106,118

Quanta Computer, Inc.(a)	5,783,990	15,098,047

Ruentex Industries Ltd.	1,022,600	2,284,449

Sampo Corp.	1,404,000	1,073,773

Sanyang Motor Co., Ltd.	1,647,000	1,273,835

SDI Corp.	311,000	630,333

Sinon Corp.	1,657,000	1,127,094

SinoPac Financial Holdings Co., Ltd.(a)	8,771,440	3,286,034

Sunonwealth Electric Machine Industry Co., Ltd.	386,000	827,657

Supreme Electronics Co., Ltd.	1,412,000	1,430,916

Swancor Holding Co., Ltd.(a)	171,000	856,122

Syncmold Enterprise Corp.	445,000	1,287,584

Synnex Technology International Corp.	2,475,000	3,529,366

Systex Corp.(a)	336,000	954,796

TA Chen Stainless Pipe(a)	2,398,700	1,627,459

TA-I Technology Co., Ltd.	254,000	587,598

Taiflex Scientific Co., Ltd.(a)	380,000	642,911

Taiwan Cement Corp.(a)	12,359,135	17,666,880

Taiwan Cogeneration Corp.	802,000	1,050,891

Taiwan Hon Chuan Enterprise Co., Ltd.	644,000	1,220,758

Taiwan Mobile Co., Ltd.(a)	2,496,253	8,326,015

Taiwan PCB Techvest Co., Ltd.	546,000	739,010

Taiwan Styrene Monomer(a)	1,762,000	982,539

Test Research, Inc.	474,000	931,241

Tong Hsing Electronic Industries Ltd.	174,000	799,047

Topco Scientific Co., Ltd.	268,435	1,056,612

Transcend Information, Inc.(a)	487,000	1,055,991

Tripod Technology Corp.	762,000	2,894,137

Tung Ho Steel Enterprise Corp.	1,690,000	1,663,041

TXC Corp.	421,000	1,049,520

U-Ming Marine Transport Corp.	899,000	929,668

United Microelectronics Corp.(a)	15,065,000	14,850,692

Walsin Lihwa Corp.(a)	6,350,000	3,519,008

Walsin Technology Corp.(a)	961,000	5,126,528

Weikeng Industrial Co., Ltd.	1,050,273	627,364

Winbond Electronics Corp.(a)	5,431,000	2,615,926

Wistron Corp.	5,108,561	5,256,374

Wistron NeWeb Corp.	474,840	1,252,599

WPG Holdings Ltd.	3,414,280	4,585,854

WT Microelectronics Co., Ltd.	1,266,000	1,645,774

Yageo Corp.(a)	895,000	10,862,251
Investments	Shares	Value

YC INOX Co., Ltd.	1,066,000	$842,877

YFY, Inc.	2,375,000	1,410,469

Yuanta Financial Holding Co., Ltd.	9,664,320	5,939,676

Yulon Nissan Motor Co., Ltd.(a)	126,000	1,061,529

Total Taiwan		450,052,513

Thailand – 1.5%

Bangkok Land PCL NVDR	14,129,200	441,433

Banpu PCL NVDR(a)	3,882,200	710,588

Delta Electronics Thailand PCL NVDR	651,500	3,217,665

Hana Microelectronics PCL NVDR	1,412,200	1,938,641

IRPC PCL NVDR(a)	20,063,900	1,215,706

Jasmine International PCL NVDR(a)	4,918,400	440,813

KCE Electronics PCL NVDR	1,175,600	1,122,269

LPN Development PCL NVDR(a)	2,407,500	316,062

Noble Development PCL NVDR(a)	302,800	179,649

Origin Property PCL NVDR(a)	1,956,300	388,945

Pruksa Holding PCL NVDR	1,009,200	343,964

PTT Exploration & Production PCL NVDR(a)	1,990,700	4,963,007

Siam Commercial Bank PCL (The) NVDR	1,241,400	2,546,461

Somboon Advance Technology PCL NVDR	706,400	271,971

SPCG PCL NVDR	1,565,200	963,200

Supalai PCL NVDR	1,253,600	613,201

Thai Vegetable Oil PCL NVDR	976,097	1,008,826

Thanachart Capital PCL NVDR	506,200	463,268

TPI Polene Power PCL NVDR	6,905,300	902,184

TTW PCL NVDR(a)	2,892,677	1,150,224

Total Thailand		23,198,077

Turkey – 1.2%

Aksa Akrilik Kimya Sanayii AS	709,035	656,194

Dogan Sirketler Grubu Holding AS	2,151,011	661,708

Enerjisa Enerji AS(b)	559,638	647,959

Eregli Demir ve Celik Fabrikalari T.A.S.	5,456,477	6,700,060

Ford Otomotiv Sanayi AS	131,518	1,493,718

Iskenderun Demir ve Celik AS	892,894	833,305

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)	1,698,181	747,238

TAV Havalimanlari Holding AS(a)	520,420	1,040,955

Tekfen Holding AS(a)	473,247	910,356

Tofas Turk Otomobil Fabrikasi AS	350,444	1,118,997

Turkcell Iletisim Hizmetleri AS	1,635,893	3,227,556

Total Turkey		18,038,046
TOTAL COMMON STOCKS (Cost: $1,705,012,087)		1,501,107,709

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree Global High Dividend Fund(d) (Cost: $1,689,782)	42,500	1,608,353

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(e)
(Cost: $6,478,001)	6,478,001	$6,478,001

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,713,179,870)		1,509,194,063

Other Assets less Liabilities – 0.2%		3,488,462

NET ASSETS – 100.0%		$1,512,682,525
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $122,087,016. The Fund also had securities on loan having a total market value of $175,117 that were sold and pending settlement. The total market value of the collateral held by the Fund was $144,017,213. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $137,539,212.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree Global High Dividend Fund	$874,659	$1,689,782	$978,878	$(203,780)	$226,570	$1,608,353	$35,367

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/2/2020	340,642	USD	5,700,000	ZAR	$—	$(1,084)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,501,107,709	$—	$—	$1,501,107,709
Exchange-Traded Fund	1,608,353	—	—	1,608,353
Investment of Cash Collateral for Securities Loaned	—	6,478,001	—	6,478,001
Total Investments in Securities	$1,502,716,062	$6,478,001	$—	$1,509,194,063
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,084)	$—	$(1,084)
Total – Net	$1,502,716,062	$6,476,917	$—	$1,509,192,979
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.6%

China – 43.1%

3SBio, Inc.*(a)	8,000	$9,001

A-Living Services Co., Ltd. Class H(a)	3,000	15,174

AK Medical Holdings Ltd.(a)	4,000	10,209

Alibaba Group Holding Ltd. ADR*	1,680	493,886

Anhui Conch Cement Co., Ltd. Class H	4,000	27,510

Anhui Gujing Distillery Co., Ltd. Class B	2,700	29,968

AviChina Industry & Technology Co., Ltd. Class H	27,000	15,364

Bank of Hangzhou Co., Ltd. Class A	15,000	25,945

Bank of Nanjing Co., Ltd. Class A	25,000	28,962

Baozun, Inc. ADR*	1,305	42,399

Beijing Kunlun Tech Co., Ltd. Class A	3,000	11,475

BYD Electronic International Co., Ltd.	8,000	40,206

Changchun High & New Technology Industry Group, Inc. Class A	400	21,710

China East Education Holdings Ltd.(a)	18,500	40,056

China Education Group Holdings Ltd.	26,000	47,639

China Lesso Group Holdings Ltd.	11,000	19,757

China Medical System Holdings Ltd.	20,000	22,013

China Mengniu Dairy Co., Ltd.*	6,000	28,103

China Minsheng Banking Corp., Ltd. Class H	184,500	96,654

China National Building Material Co., Ltd. Class H	16,000	20,191

China Power International Development Ltd.	169,000	31,183

China Railway Group Ltd. Class H	63,000	29,590

China Reinsurance Group Corp. Class H	254,000	23,270

China Resources Cement Holdings Ltd.	22,000	30,034

China Resources Gas Group Ltd.	6,000	26,787

China Resources Power Holdings Co., Ltd.	26,000	28,684

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	3,600	13,521

China Shenhua Energy Co., Ltd. Class H	16,500	29,594

China Tourism Group Duty Free Corp., Ltd. Class A	700	22,914

China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	23,412

China Unicom Hong Kong Ltd.	64,300	41,899

China Yuhua Education Corp., Ltd.(a)	50,000	42,710

COSCO Shipping Energy Transportation Co., Ltd. Class H	20,000	8,258

Country Garden Services Holdings Co., Ltd.	4,000	25,729

CSPC Pharmaceutical Group Ltd.	8,000	15,484

Dali Foods Group Co., Ltd.(a)	45,500	27,770

Daqin Railway Co., Ltd. Class A	16,100	15,058

GF Securities Co., Ltd. Class H	49,800	62,780

GOME Retail Holdings Ltd.*	380,000	50,013

Great Wall Motor Co., Ltd. Class H	39,000	49,467

GSX Techedu, Inc. ADR*	410	36,945

Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	13,516

Haier Electronics Group Co., Ltd.	16,000	57,806

Haitian International Holdings Ltd.	10,000	23,226

Hansoh Pharmaceutical Group Co., Ltd.*(a)	6,000	29,148

Hengan International Group Co., Ltd.	4,000	29,032

Huaxin Cement Co., Ltd. Class A	3,300	12,176

Hubei Kaile Science & Technology Co., Ltd. Class A	8,700	15,048
Investments	Shares	Value

Inner Mongolia Yitai Coal Co., Ltd. Class B	39,500	$27,137

JD.com, Inc. ADR*	887	68,840

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,200	10,595

Jointown Pharmaceutical Group Co., Ltd. Class A*	6,400	15,881

Joyoung Co., Ltd. Class A	1,700	10,117

JOYY, Inc. ADR	468	37,754

Kingboard Holdings Ltd.	16,500	54,290

Kingdee International Software Group Co., Ltd.*	15,000	38,710

KWG Group Holdings Ltd.	13,000	22,175

Lenovo Group Ltd.	86,000	56,705

Luye Pharma Group Ltd.(a)	25,500	14,806

Meituan Dianping Class B*	1,700	53,040

Momo, Inc. ADR	2,626	36,134

NetEase, Inc. ADR	113	51,378

Nine Dragons Paper Holdings Ltd.	17,000	21,321

Offcn Education Technology Co., Ltd. Class A	2,700	12,936

Pinduoduo, Inc. ADR*	643	47,678

Ping An Insurance Group Co. of China Ltd. Class H	10,500	107,710

SDIC Power Holdings Co., Ltd. Class A	15,700	20,793

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,700	17,184

Shandong Linglong Tyre Co., Ltd. Class A	4,900	21,008

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	12,000	23,907

Shanghai Electric Group Co., Ltd. Class H*	110,000	29,665

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	24,890

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	16,400	27,425

Shanghai Pudong Development Bank Co., Ltd. Class A	50,400	69,488

Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	18,600	24,115

Shenzhen International Holdings Ltd.	19,500	30,898

Sinotruk Hong Kong Ltd.	7,000	17,938

Sun Art Retail Group Ltd.	23,000	25,374

Suning.com Co., Ltd. Class A	23,400	31,266

Tencent Holdings Ltd.	4,100	270,600

Tingyi Cayman Islands Holding Corp.	18,000	31,726

Tongcheng-Elong Holdings Ltd.*	32,000	58,219

Uni-President China Holdings Ltd.	34,000	31,061

Vipshop Holdings Ltd. ADR*	3,553	55,569

Want Want China Holdings Ltd.	38,000	26,379

Wuchan Zhongda Group Co., Ltd. Class A	37,000	25,099

Wuhan Guide Infrared Co., Ltd. Class A	4,150	21,065

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,200	24,476

Xiamen C & D, Inc. Class A	11,500	14,454

Yanzhou Coal Mining Co., Ltd. Class H	34,000	25,270

Yihai International Holding Ltd.*	1,000	15,600

Yum China Holdings, Inc.	989	52,368

Zhongsheng Group Holdings Ltd.	12,500	77,984

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	18,200	17,472

ZTE Corp. Class H	13,200	31,408

ZTO Express Cayman, Inc. ADR	866	25,911

Total China		3,717,095

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2020

Investments	Shares	Value

Hong Kong – 0.9%

Kingboard Laminates Holdings Ltd.	34,000	$46,503

Vinda International Holdings Ltd.	9,000	29,497

Total Hong Kong		76,000

Hungary – 0.3%

Richter Gedeon Nyrt	1,390	29,397

India – 6.5%

Aurobindo Pharma Ltd.	681	7,352

Cipla Ltd.	3,196	33,558

Colgate-Palmolive India Ltd.	1,517	29,474

Divi’s Laboratories Ltd.	686	28,340

Dr. Reddy’s Laboratories Ltd.	581	40,853

Infosys Ltd.	2,569	35,107

Infosys Ltd. ADR	1,332	18,395

ITC Ltd.	8,436	19,632

Lupin Ltd.	2,068	28,237

Marico Ltd.	6,015	29,594

Petronet LNG Ltd.	7,454	22,292

Shriram Transport Finance Co., Ltd.	3,892	32,672

Sun Pharmaceutical Industries Ltd.	3,467	23,517

Tata Consultancy Services Ltd.	1,766	59,656

Tech Mahindra Ltd.	4,962	53,248

Torrent Pharmaceuticals Ltd.	758	28,766

Wipro Ltd.	10,237	43,505

Wipro Ltd. ADR	4,745	22,301

Total India		556,499

Indonesia – 0.7%

Gudang Garam Tbk PT*	2,500	6,729

Indofood CBP Sukses Makmur Tbk PT	31,600	21,396

Indofood Sukses Makmur Tbk PT	32,400	15,569

Kalbe Farma Tbk PT	144,100	15,010

Total Indonesia		58,704

Malaysia – 6.5%

AMMB Holdings Bhd	65,300	47,142

DiGi.Com Bhd	65,100	63,134

Fraser & Neave Holdings Bhd	4,300	33,216

Hartalega Holdings Bhd	14,900	58,087

Hong Leong Financial Group Bhd	8,400	28,866

IHH Healthcare Bhd	23,100	28,906

MISC Bhd	18,700	33,750

Nestle Malaysia Bhd	1,000	34,027

Petronas Gas Bhd	7,700	30,426

QL Resources Bhd	13,000	30,721

Sime Darby Bhd	59,700	35,773

Telekom Malaysia Bhd	45,100	44,823

Tenaga Nasional Bhd	11,600	29,311

Top Glove Corp. Bhd	24,100	48,136

Westports Holdings Bhd	15,200	14,119

Total Malaysia		560,437

Philippines – 2.7%

Globe Telecom, Inc.	1,400	60,066

Manila Electric Co.	4,610	25,770
Investments	Shares	Value

Metro Pacific Investments Corp.	584,000	$42,041

PLDT, Inc.	2,175	60,073

Puregold Price Club, Inc.	29,020	29,331

Universal Robina Corp.	7,180	19,846

Total Philippines		237,127

Poland – 2.3%

CD Projekt S.A.*	450	48,697

Cyfrowy Polsat S.A.*	9,089	63,519

Dino Polska S.A.*(a)	228	13,433

Orange Polska S.A.*	27,605	48,836

Polskie Gornictwo Naftowe i Gazownictwo S.A.	16,333	21,325

Total Poland		195,810

Russia – 4.9%

Mobile TeleSystems PJSC ADR	10,946	95,559

PhosAgro PJSC GDR(b)	5,537	66,665

Polyus PJSC GDR(b)	569	59,973

Severstal PAO GDR(b)	5,810	73,845

VTB Bank PJSC GDR(b)	70,155	58,439

X5 Retail Group N.V. GDR(b)	1,810	66,970

Total Russia		421,451

South Africa – 1.6%

AngloGold Ashanti Ltd.	316	8,205

Aspen Pharmacare Holdings Ltd.*	1,683	12,035

Gold Fields Ltd.	980	11,943

Kumba Iron Ore Ltd.	279	8,291

MultiChoice Group	9,726	56,484

Pick n Pay Stores Ltd.	5,853	16,475

Tiger Brands Ltd.	2,163	24,738

Total South Africa		138,171

South Korea – 9.9%

BGF Retail Co., Ltd.	324	34,215

CJ CheilJedang Corp.	105	35,464

CJ Logistics Corp.*	358	54,335

Coway Co., Ltd.	982	66,586

Hyundai Glovis Co., Ltd.	339	41,741

Hyundai Marine & Fire Insurance Co., Ltd.	2,585	49,401

KMW Co., Ltd.*	920	61,832

KT&G Corp.	799	56,295

Kumho Petrochemical Co., Ltd.	432	40,633

LG Household & Health Care Ltd.	41	50,764

NCSoft Corp.	110	75,810

Orion Corp.	467	52,310

Pearl Abyss Corp.*	214	36,999

S-1 Corp.	711	53,196

Samsung Electronics Co., Ltd.	1,732	86,193

Yuhan Corp.	991	54,401

Total South Korea		850,175

Taiwan – 17.8%

Accton Technology Corp.	5,000	38,412

Acer, Inc.*	38,000	32,539

Advantech Co., Ltd.	4,499	45,204

Asia Cement Corp.	10,000	14,329

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2020

Investments	Shares	Value

Asustek Computer, Inc.	4,000	$35,011

Catcher Technology Co., Ltd.	4,000	25,067

Chailease Holding Co., Ltd.	15,264	69,042

Chicony Electronics Co., Ltd.	13,000	37,749

China Life Insurance Co., Ltd.	108,000	74,021

Compal Electronics, Inc.	46,000	30,257

CTBC Financial Holding Co., Ltd.	119,000	75,603

Delta Electronics, Inc.	6,000	39,155

Evergreen Marine Corp. Taiwan Ltd.*	14,000	7,662

Fubon Financial Holding Co., Ltd.	53,000	76,676

Giant Manufacturing Co., Ltd.	1,000	9,409

Globalwafers Co., Ltd.	2,000	26,518

Hon Hai Precision Industry Co., Ltd.	11,000	29,397

Lite-On Technology Corp.	22,000	35,018

MediaTek, Inc.	1,000	20,959

Micro-Star International Co., Ltd.	9,000	41,330

Nien Made Enterprise Co., Ltd.	1,000	11,860

Novatek Microelectronics Corp.	3,000	27,502

Pegatron Corp.	14,000	30,840

Powertech Technology, Inc.	10,000	29,798

President Chain Store Corp.	1,000	9,081

Quanta Computer, Inc.	12,000	31,324

Realtek Semiconductor Corp.	3,000	38,171

Ruentex Development Co., Ltd.	2,000	2,686

Shin Kong Financial Holding Co., Ltd.	259,560	72,055

Standard Foods Corp.	7,000	14,695

Synnex Technology International Corp.	28,000	39,928

Taiwan Cement Corp.	10,285	14,702

Taiwan Mobile Co., Ltd.	9,000	30,019

Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	224,259

Uni-President Enterprises Corp.	7,000	15,106

United Microelectronics Corp.	55,000	54,218

Vanguard International Semiconductor Corp.	9,000	29,863

Win Semiconductors Corp.	1,000	9,892

Wistron Corp.	38,000	39,100

Wiwynn Corp.	1,000	22,547

Zhen Ding Technology Holding Ltd.	5,000	21,753

Total Taiwan		1,532,757

Turkey – 2.4%

Aselsan Elektronik Sanayi ve Ticaret AS	6,287	15,766

BIM Birlesik Magazalar AS	3,379	30,526

Eregli Demir ve Celik Fabrikalari T.A.S.	23,387	28,717

Ford Otomotiv Sanayi AS	2,932	33,301

Haci Omer Sabanci Holding AS	37,592	40,597

Turkcell Iletisim Hizmetleri AS	31,744	62,630

Total Turkey		211,537

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $7,851,106)		8,585,160

Other Assets less Liabilities – 0.4%		38,738

NET ASSETS – 100.0%		$8,623,898
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/6/2020	317,050	RUB	4,159	USD	$–	$(75)
Bank of America N.A.	10/7/2020	15,227	TRY	1,982	USD	–	(7)
Citibank N.A.	10/7/2020	8,643,246	IDR	582	USD	–	(2)
Morgan Stanley & Co. International	10/6/2020	434,593	USD	32,662,038	RUB	13,868	–
Morgan Stanley & Co. International	10/7/2020	61,968	USD	915,887,850	IDR	444	–
UBS AG	10/7/2020	208,152	USD	1,581,442	TRY	3,031	–
						$17,343	$(84)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,585,160	$—	$—	$8,585,160
Total Investments in Securities	$8,585,160	$—	$–	$8,585,160
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$17,343	$—	$17,343
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(84)	$—	$(84)
Total – Net	$8,585,160	$17,259	$—	$8,602,419
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 5.4%

B3 S.A. – Brasil Bolsa Balcao	38,520	$375,943

BB Seguridade Participacoes S.A.	35,157	151,383

Centrais Eletricas Brasileiras S.A.	28,429	152,927

Cia Brasileira de Distribuicao	14,380	177,924

Cia de Saneamento Basico do Estado de Sao Paulo	23,799	197,605

Cia Siderurgica Nacional S.A.	95,338	279,090

Equatorial Energia S.A.	54,631	205,286

Gerdau S.A. , Preference Shares	88,439	326,363

Hypera S.A.	28,054	148,422

Itau Unibanco Holding S.A. , Preference Shares	76,701	306,181

Itausa S.A. , Preference Shares	135,388	211,377

Klabin S.A.	71,996	304,004

Lojas Renner S.A.	28,059	197,383

M. Dias Branco S.A.	26,557	160,950

Magazine Luiza S.A.	24,871	393,598

Porto Seguro S.A.	19,360	165,728

Sul America S.A.	19,791	139,151

Telefonica Brasil S.A. , Preference Shares	20,468	157,674

TIM Participacoes S.A.	107,619	249,360

Total Brazil		4,300,349

Chile – 1.1%

Cia Cervecerias Unidas S.A.	22,283	143,410

Embotelladora Andina S.A. Class B, Preference Shares	61,341	135,090

Empresas CMPC S.A.	111,911	234,385

Empresas COPEC S.A.	22,705	169,693

Enel Americas S.A.	1,420,326	183,891

Total Chile		866,469

China – 36.8%

Aier Eye Hospital Group Co., Ltd. Class A	44,170	333,483

Air China Ltd. Class H	226,000	147,848

Angang Steel Co., Ltd. Class A	342,500	130,249

Angang Steel Co., Ltd. Class H(a)	734,000	196,049

Anhui Conch Cement Co., Ltd. Class A	36,900	299,400

Anhui Conch Cement Co., Ltd. Class H	55,000	378,258

ANTA Sports Products Ltd.	31,000	320,400

Bank of China Ltd. Class H	1,215,000	376,258

Beijing Enterprises Water Group Ltd.*	414,000	160,258

Brilliance China Automotive Holdings Ltd.	232,000	217,631

CGN Power Co., Ltd. Class H(b)	1,059,000	217,266

China Aoyuan Group Ltd.	200,000	204,129

China Conch Venture Holdings Ltd.	74,000	342,787

China Everbright Bank Co., Ltd. Class H	507,000	159,623

China Evergrande Group(a)	113,000	287,239

China Gas Holdings Ltd.	71,800	203,819

China Jinmao Holdings Group Ltd.	448,000	246,834

China Medical System Holdings Ltd.	192,000	211,324

China Mengniu Dairy Co., Ltd.*	82,000	384,077

China Merchants Bank Co., Ltd. Class H	77,000	363,142

China Minsheng Banking Corp., Ltd. Class H	380,500	199,333

China National Building Material Co., Ltd. Class H	310,000	391,200
Investments	Shares	Value

China Resources Cement Holdings Ltd.	312,000	$425,930

China Resources Gas Group Ltd.	58,000	258,942

China Resources Land Ltd.	79,000	355,755

China Tourism Group Duty Free Corp., Ltd. Class A	15,800	517,201

China Unicom Hong Kong Ltd.	254,000	165,510

China Vanke Co., Ltd. Class H	74,300	226,735

Chongqing Zhifei Biological Products Co., Ltd. Class A	23,700	484,781

CIFI Holdings Group Co., Ltd.	378,000	278,013

CITIC Ltd.	220,000	161,523

CNOOC Ltd.	299,000	287,426

Country Garden Holdings Co., Ltd.(a)	246,518	301,547

CSPC Pharmaceutical Group Ltd.	177,600	343,742

ENN Energy Holdings Ltd.	26,800	291,861

Far East Horizon Ltd.	344,000	278,751

Fuyao Glass Industry Group Co., Ltd. Class H(b)	86,800	318,080

Geely Automobile Holdings Ltd.	158,000	313,961

Guangzhou Automobile Group Co., Ltd. Class H	214,400	178,436

Guangzhou R&F Properties Co., Ltd. Class H	140,000	179,923

Haier Electronics Group Co., Ltd.	107,000	386,581

Hundsun Technologies, Inc. Class A	17,050	246,815

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	316,400	335,419

Jiangsu Hengrui Medicine Co., Ltd. Class A	29,360	387,207

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	12,800	234,909

Kingboard Holdings Ltd.	76,500	251,710

Kunlun Energy Co., Ltd.	294,000	192,712

KWG Group Holdings Ltd.	268,000	457,156

Lepu Medical Technology Beijing Co., Ltd. Class A	39,300	194,521

Logan Group Co., Ltd.	212,000	334,276

Longfor Group Holdings Ltd.(b)	76,500	429,387

Luxshare Precision Industry Co., Ltd. Class A	65,928	553,030

Luzhou Laojiao Co., Ltd. Class A	13,600	286,653

NetEase, Inc. ADR	1,423	646,995

New China Life Insurance Co., Ltd. Class H	69,800	259,836

Nexteer Automotive Group Ltd.(a)	227,000	157,289

Ninestar Corp. Class A	32,500	136,001

Perfect World Co., Ltd. Class A	52,800	258,162

Ping An Insurance Group Co. of China Ltd. Class H	74,000	759,097

Sany Heavy Industry Co., Ltd. Class A	91,800	335,492

Seazen Group Ltd.*	268,000	227,541

Shaanxi Coal Industry Co., Ltd. Class A	143,100	176,285

Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	138,300	123,870

Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	197,294	126,014

Shenzhen International Holdings Ltd.	137,732	218,239

Shenzhou International Group Holdings Ltd.	23,100	388,974

Sino Biopharmaceutical Ltd.	407,000	443,236

Sinotruk Hong Kong Ltd.(a)	214,500	549,674

SSY Group Ltd.	364,000	206,658

Sunac China Holdings Ltd.	78,000	303,948

Sunny Optical Technology Group Co., Ltd.	19,800	302,237

Tencent Holdings Ltd.	63,500	4,191,000

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2020

Investments	Shares	Value

Tingyi Cayman Islands Holding Corp.	192,000	$338,415

TravelSky Technology Ltd. Class H	106,000	226,225

Uni-President China Holdings Ltd.	253,000	231,128

Weichai Power Co., Ltd. Class A	89,900	199,320

Weichai Power Co., Ltd. Class H	194,000	388,501

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	64,700	377,051

Wuxi Lead Intelligent Equipment Co., Ltd. Class A	30,700	218,127

Xiamen C & D, Inc. Class A	103,300	129,834

Yanzhou Coal Mining Co., Ltd. Class H	296,000	219,995

Yihai International Holding Ltd.*	43,000	670,800

Yunda Holding Co., Ltd. Class A	41,600	114,405

Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	9,600	342,976

Zhongsheng Group Holdings Ltd.	84,700	528,419

Total China		29,224,844

Hong Kong – 0.4%

Kingboard Laminates Holdings Ltd.	229,500	313,897

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC*	27,162	148,306

India – 8.7%

Adani Ports & Special Economic Zone Ltd.	38,532	178,481

Ashok Leyland Ltd.	281,161	283,524

Britannia Industries Ltd.	5,328	274,282

Cipla Ltd.	43,531	457,081

Dabur India Ltd.	52,184	361,108

Dr. Reddy’s Laboratories Ltd.	6,501	457,114

GAIL India Ltd.	140,041	164,754

Hindustan Unilever Ltd.	15,043	421,695

Infosys Ltd.	53,920	736,851

ITC Ltd.	94,614	220,185

JSW Steel Ltd.	80,670	303,688

Marico Ltd.	51,373	252,757

Nestle India Ltd.	1,709	368,731

Page Industries Ltd.	1,084	313,475

Petronet LNG Ltd.	89,739	268,378

Pidilite Industries Ltd.	11,371	221,047

Power Grid Corp. of India Ltd.	110,405	243,091

Shree Cement Ltd.	859	235,846

Tata Consultancy Services Ltd.	17,122	578,384

Tech Mahindra Ltd.	31,624	339,364

Titan Co., Ltd.	15,975	260,119

Total India		6,939,955

Indonesia – 5.4%

Adaro Energy Tbk PT	2,802,700	213,781

Bank Central Asia Tbk PT	199,600	363,519

Bank Mandiri Persero Tbk PT	712,700	237,567

Bank Rakyat Indonesia Persero Tbk PT	1,329,100	271,537

Bukit Asam Tbk PT	1,549,200	205,102

Charoen Pokphand Indonesia Tbk PT	770,900	294,009

Gudang Garam Tbk PT*	70,600	190,022

Hanjaya Mandala Sampoerna Tbk PT	1,447,400	136,180

Indah Kiat Pulp & Paper Corp. Tbk PT	628,200	378,904
Investments	Shares	Value

Indofood CBP Sukses Makmur Tbk PT	291,900	$197,641

Indofood Sukses Makmur Tbk PT	411,500	197,730

Kalbe Farma Tbk PT	2,523,031	262,816

Pabrik Kertas Tjiwi Kimia Tbk PT	403,200	163,935

Pakuwon Jati Tbk PT*	5,993,200	142,580

Perusahaan Gas Negara Tbk PT	1,105,700	68,735

Surya Citra Media Tbk PT	2,609,600	213,082

Telekomunikasi Indonesia Persero Tbk PT	1,146,800	197,299

Unilever Indonesia Tbk PT	484,700	263,849

United Tractors Tbk PT	184,000	281,936

Total Indonesia		4,280,224

Malaysia – 3.0%

Dialog Group Bhd	257,300	235,907

Hartalega Holdings Bhd	198,400	773,452

Malayan Banking Bhd	137,100	238,205

Malaysia Airports Holdings Bhd	99,800	113,838

Nestle Malaysia Bhd	7,500	255,204

Petronas Chemicals Group Bhd	159,300	215,058

Press Metal Aluminium Holdings Bhd	203,600	251,836

QL Resources Bhd	120,700	285,230

Total Malaysia		2,368,730

Mexico – 2.7%

America Movil S.A.B. de C.V. Series L	578,917	363,991

Gruma S.A.B. de C.V. Class B	20,996	233,064

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B*	17,600	204,727

Grupo Bimbo S.A.B. de C.V. Series A	145,973	273,554

Grupo Financiero Banorte S.A.B. de C.V. Class O*	63,416	220,103

Grupo Financiero Inbursa S.A.B. de C.V. Class O*	190,571	148,739

Grupo Mexico S.A.B. de C.V. Series B	133,904	341,193

Megacable Holdings S.A.B. de C.V. Series CPO	52,928	152,557

Orbia Advance Corp. S.A.B. de C.V.	131,313	230,437

Total Mexico		2,168,365

Philippines – 1.6%

Globe Telecom, Inc.	6,290	269,868

International Container Terminal Services, Inc.	130,690	295,724

Jollibee Foods Corp.	47,600	142,368

Megaworld Corp.*	2,501,000	152,701

Metropolitan Bank & Trust Co.	219,997	173,347

SM Prime Holdings, Inc.	390,600	236,874

Total Philippines		1,270,882

Poland – 0.3%

LPP S.A.*	133	226,004

Russia – 3.3%

Lukoil PJSC ADR	6,754	390,921

Magnitogorsk Iron & Steel Works PJSC GDR(c)	38,956	253,604

MMC Norilsk Nickel PJSC ADR	18,572	448,514

Novatek PJSC GDR(a)(c)	2,214	303,318

PhosAgro PJSC GDR(c)	18,489	222,608

Rosneft Oil Co. PJSC GDR(c)	57,118	280,849

Sberbank of Russia PJSC ADR	43,692	510,541

Tatneft PJSC ADR	6,448	230,709

Total Russia		2,641,064

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2020

Investments	Shares	Value

South Africa – 2.0%

Anglo American Platinum Ltd.	3,535	$246,486

Clicks Group Ltd.	15,991	213,146

Exxaro Resources Ltd.(a)	25,833	192,787

Kumba Iron Ore Ltd.	9,996	297,028

Pick n Pay Stores Ltd.	60,597	170,565

PSG Group Ltd.	15,000	41,349

Rand Merchant Investment Holdings Ltd.	98,139	170,802

SPAR Group Ltd. (The)	19,197	218,268

Total South Africa		1,550,431

South Korea – 10.5%

BGF Retail Co., Ltd.	1,321	139,499

BNK Financial Group, Inc.	39,870	172,503

Cheil Worldwide, Inc.	13,060	233,952

CJ ENM Co., Ltd.	1,671	203,320

Daelim Industrial Co., Ltd.	3,539	234,219

GS Engineering & Construction Corp.	11,787	243,400

Hana Financial Group, Inc.	10,468	251,518

KB Financial Group, Inc.	9,478	304,317

Korea Gas Corp.	7,857	165,605

Kumho Petrochemical Co., Ltd.	3,476	326,943

LG Electronics, Inc.	5,129	402,163

LG Household & Health Care Ltd.	289	357,821

LG Household & Health Care Ltd. , Preference Shares	361	218,545

Meritz Securities Co., Ltd.	52,277	145,052

NCSoft Corp.	619	426,605

S-1 Corp.	2,464	184,352

Samsung Electro-Mechanics Co., Ltd.	3,085	366,665

Samsung Electronics Co., Ltd.	53,416	2,658,240

Samsung SDS Co., Ltd.	1,344	194,791

Samsung Securities Co., Ltd.	7,895	206,573

Shinsegae, Inc.	1,108	201,325

SK Hynix, Inc.	9,169	658,569

Total South Korea		8,295,977

Taiwan – 13.8%

Advantech Co., Ltd.	26,895	270,232

Asia Cement Corp.	172,000	246,461

Chailease Holding Co., Ltd.	67,264	304,246

Chicony Electronics Co., Ltd.	72,000	209,074

E.Sun Financial Holding Co., Ltd.	381,131	336,888

Eclat Textile Co., Ltd.	17,000	210,724

Feng TAY Enterprise Co., Ltd.	43,377	259,855

Formosa Plastics Corp.	120,000	325,668

Hiwin Technologies Corp.	27,810	273,664

Largan Precision Co., Ltd.	2,000	232,028

Micro-Star International Co., Ltd.	72,000	330,640

Nanya Technology Corp.	130,000	258,097

Nien Made Enterprise Co., Ltd.	30,000	355,811

Novatek Microelectronics Corp.	40,000	366,687

Powertech Technology, Inc.	68,000	202,624

President Chain Store Corp.	34,000	308,750

Realtek Semiconductor Corp.	34,000	432,601

Standard Foods Corp.	135,000	283,406
Investments	Shares	Value

Synnex Technology International Corp.	201,000	$286,627

Taiwan Semiconductor Manufacturing Co., Ltd.	258,291	3,861,612

Uni-President Enterprises Corp.	149,000	321,542

Walsin Technology Corp.	61,000	325,409

Winbond Electronics Corp.	452,000	217,713

Yageo Corp.	35,000	424,781

Zhen Ding Technology Holding Ltd.	61,000	265,382

Total Taiwan		10,910,522

Thailand – 2.4%

Airports of Thailand PCL NVDR	136,300	243,028

Bangkok Dusit Medical Services PCL NVDR	371,400	227,382

Berli Jucker PCL NVDR	150,800	174,892

Bumrungrad Hospital PCL NVDR	53,500	160,817

CP ALL PCL NVDR*	143,317	272,500

Electricity Generating PCL NVDR	19,600	115,667

Energy Absolute PCL NVDR	138,700	171,802

Indorama Ventures PCL NVDR	234,000	155,815

Muangthai Capital PCL NVDR*	132,800	206,403

PTT Exploration & Production PCL NVDR	81,200	202,440

Total Thailand		1,930,746

Turkey – 2.2%

Akbank T.A.S.*	203,067	135,745

Aselsan Elektronik Sanayi ve Ticaret AS	155,930	391,032

Eregli Demir ve Celik Fabrikalari T.A.S.	237,393	291,497

Ford Otomotiv Sanayi AS	22,136	251,410

KOC Holding AS	85,495	162,797

TAV Havalimanlari Holding AS	50,360	100,731

Turkiye Is Bankasi AS Group C*	219,187	152,210

Turkiye Sise ve Cam Fabrikalari AS	293,003	278,393

Total Turkey		1,763,815
TOTAL COMMON STOCKS (Cost: $73,525,639)		79,200,580

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $29,516)	29,516	29,516

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $73,555,155)		79,230,096

Other Assets less Liabilities – 0.1%		115,938

NET ASSETS – 100.0%		$79,346,034
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,177,669 and the total market value of the collateral held by the Fund was $1,258,462. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,228,946.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$79,200,580	$—	$—	$79,200,580
Investment of Cash Collateral for Securities Loaned	—	29,516	—	29,516
Total Investments in Securities	$79,200,580	$29,516	$—	$79,230,096
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.1%

Brazil – 4.7%

AES Tiete Energia S.A.	840,549	$2,186,207

Alupar Investimento S.A.	314,122	1,290,160

Arezzo Industria e Comercio S.A.	130,133	1,254,589

Cia de Locacao das Americas	423,668	1,785,187

Cia de Saneamento de Minas Gerais-COPASA	162,350	1,345,992

Cia de Saneamento do Parana	1,174,961	5,303,162

Cia Hering	383,864	1,139,378

Construtora Tenda S.A.	207,224	1,043,390

CVC Brasil Operadora e Agencia de Viagens S.A.	98,270	281,222

Duratex S.A.	1,782,484	5,670,225

EcoRodovias Infraestrutura e Logistica S.A.*	414,806	871,347

Fleury S.A.	748,634	3,517,077

Grendene S.A.	881,692	1,199,794

Guararapes Confeccoes S.A.	119,477	295,489

Iguatemi Empresa de Shopping Centers S.A.	160,212	874,046

Instituto Hermes Pardini S.A.	101,133	407,299

Iochpe Maxion S.A.	236,690	575,301

JHSF Participacoes S.A.	402,976	500,462

Light S.A.*	143,273	368,576

Linx S.A.	73,785	452,938

Mahle-Metal Leve S.A.	332,854	1,000,962

Movida Participacoes S.A.	252,940	729,680

MRV Engenharia e Participacoes S.A.	526,899	1,504,104

Odontoprev S.A.	693,712	1,476,913

Qualicorp Consultoria e Corretora de Seguros S.A.	857,724	5,172,411

Sao Martinho S.A.	267,946	1,035,379

Ser Educacional S.A.(a)	129,797	326,079

SLC Agricola S.A.	452,354	2,045,703

Smiles Fidelidade S.A.	476,912	1,179,493

Tegma Gestao Logistica S.A.	122,027	451,178

TOTVS S.A.	213,306	1,025,573

Transmissora Alianca de Energia Eletrica S.A.	2,642,281	13,107,218

Tupy S.A.*	537,213	1,655,544

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	433,410	662,827

Wiz Solucoes e Corretagem de Seguros S.A.	534,381	871,286

YDUQS Participacoes S.A.	1,228,643	5,974,879

Total Brazil		68,581,070

Chile – 1.1%

AES Gener S.A.	18,803,194	2,887,952

CAP S.A.*	292,018	2,451,955

Engie Energia Chile S.A.	2,438,019	3,023,463

Grupo Security S.A.	5,872,254	968,323

Inversiones Aguas Metropolitanas S.A.	3,042,408	2,197,368

Inversiones La Construccion S.A.	154,570	916,194

Parque Arauco S.A.	1,238,597	1,727,829

Ripley Corp. S.A.	2,485,852	678,401

Salfacorp S.A.	1,219,109	640,859

Vina Concha y Toro S.A.	805,873	1,315,264

Total Chile		16,807,608
Investments	Shares	Value

China – 20.4%

A-Living Services Co., Ltd. Class H(a)	249,000	$1,259,458

Anhui Anke Biotechnology Group Co., Ltd. Class A	442,682	1,053,633

Anhui Expressway Co., Ltd. Class H	1,641,666	815,537

Apeloa Pharmaceutical Co., Ltd. Class A	357,400	1,251,052

Asia Cement China Holdings Corp.	2,778,000	2,441,055

Ausnutria Dairy Corp., Ltd.*(b)	861,000	1,364,268

BAIC Motor Corp., Ltd. Class H(a)	6,022,000	2,447,652

Bank of Chongqing Co., Ltd. Class H	1,758,500	909,882

Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	143,000	341,196

Beijing Capital Land Ltd. Class H	7,090,000	1,207,587

Beijing North Star Co., Ltd. Class H	3,860,000	722,194

Beijing SL Pharmaceutical Co., Ltd. Class A	492,939	843,930

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(b)	520,000	560,929

Boya Bio-Pharmaceutical Group Co., Ltd. Class A	79,900	472,201

C&D International Investment Group Ltd.	2,800,000	4,732,903

CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1

Chacha Food Co., Ltd. Class A	263,500	2,244,002

China BlueChemical Ltd. Class H	11,900,000	1,719,742

China CAMC Engineering Co., Ltd. Class A	859,478	916,191

China Communications Services Corp., Ltd. Class H	6,918,000	4,052,609

China Everbright Greentech Ltd.(a)(b)	2,112,000	842,075

China Harmony Auto Holding Ltd.	3,762,000	1,490,237

China Lilang Ltd.	3,721,000	2,040,548

China Longyuan Power Group Corp., Ltd. Class H	7,947,000	4,963,030

China Meheco Co., Ltd. Class A	873,900	1,890,075

China Meidong Auto Holdings Ltd.	904,000	3,464,361

China New Higher Education Group Ltd.(a)(b)	1,511,000	970,939

China Oriental Group Co., Ltd.(b)	12,110,000	2,703,265

China Overseas Grand Oceans Group Ltd.	7,019,000	4,003,094

China Power International Development Ltd.	29,789,000	5,496,551

China Reinsurance Group Corp. Class H	13,595,000	1,245,477

China Resources Double Crane Pharmaceutical Co., Ltd. Class A	615,688	1,143,578

China Resources Medical Holdings Co., Ltd.(b)	2,223,000	1,448,535

China Risun Group Ltd. Class H(b)	5,919,000	1,718,419

China SCE Group Holdings Ltd.	12,813,000	5,720,385

China South City Holdings Ltd.	26,492,000	2,427,009

China Tian Lun Gas Holdings Ltd.(b)	732,500	558,590

China Xinhua Education Group Ltd.(a)	1,263,000	448,161

China Yuhua Education Corp., Ltd.(a)(b)	3,142,000	2,683,876

Chongqing Rural Commercial Bank Co., Ltd. Class H	11,635,000	4,278,677

CIMC Enric Holdings Ltd.(b)	1,978,000	867,768

CITIC Telecom International Holdings Ltd.	10,494,000	3,344,539

Colour Life Services Group Co., Ltd.*(b)	1,576,000	734,111

Consun Pharmaceutical Group Ltd.	2,926,000	1,261,012

CPMC Holdings Ltd.(b)	3,609,000	1,583,303

CT Environmental Group Ltd.*†	6,050,000	199,065

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

DaFa Properties Group Ltd.	750,000	$665,806

Deppon Logistics Co., Ltd. Class A	314,500	688,976

Dexin China Holdings Co., Ltd.*(b)	3,002,000	1,127,203

Dongyue Group Ltd.	9,938,811	3,808,809

E-House China Enterprise Holdings Ltd.(b)	1,710,600	1,951,188

Ecovacs Robotics Co., Ltd. Class A*	133,537	907,619

ENN Ecological Holdings Co., Ltd. Class A	640,600	1,054,404

Fu Shou Yuan International Group Ltd.	1,307,000	1,271,585

Fufeng Group Ltd.*	7,962,000	2,517,019

Genertec Universal Medical Group Co., Ltd.(a)(b)	4,704,000	3,113,745

Greatview Aseptic Packaging Co., Ltd.	3,454,000	1,328,119

Greenland Hong Kong Holdings Ltd.	4,881,000	1,498,939

Greentown China Holdings Ltd.(b)	4,608,500	7,159,528

Greentown Service Group Co., Ltd.	1,362,000	1,676,578

Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,640,800	1,541,879

Guangzhou R&F Properties Co., Ltd. Class H(b)	10,919,200	14,032,933

Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	287,300	355,191

Guorui Properties Ltd.(b)	2,929,000	321,245

Hebei Construction Group Corp. Ltd. Class H(b)	1,399,000	2,682,470

Hisense Home Appliances Group Co., Ltd. Class H	1,502,000	1,850,852

Hope Education Group Co., Ltd.(a)	3,120,000	954,116

Hopson Development Holdings Ltd.	2,652,000	6,255,298

Huafa Industrial Co., Ltd. Zhuhai Class A	1,825,100	1,765,984

Hubei Kaile Science & Technology Co., Ltd. Class A	361,500	625,271

Jiangsu Yangnong Chemical Co., Ltd. Class A	166,973	2,150,109

Jingrui Holdings Ltd.	5,140,000	1,386,142

JiuGui Liquor Co., Ltd. Class A	68,900	833,101

Jizhong Energy Resources Co., Ltd. Class A	3,011,190	1,688,948

Kaisa Group Holdings Ltd.	6,879,000	3,506,071

Liuzhou Iron & Steel Co., Ltd. Class A	2,493,300	1,662,054

Lonking Holdings Ltd.	16,310,000	4,314,258

Luxi Chemical Group Co., Ltd. Class A	2,393,100	3,165,922

LVGEM China Real Estate Investment Co., Ltd.	2,632,000	896,578

Microport Scientific Corp.	259,507	1,029,657

MLS Co., Ltd. Class A	400,000	784,659

Nanjing Iron & Steel Co., Ltd. Class A	12,283,137	5,500,773

Ningbo Tuopu Group Co., Ltd. Class A	511,945	3,006,754

Poly Property Group Co., Ltd.	8,793,000	2,439,348

Qinhuangdao Port Co., Ltd. Class A	1,882,900	713,283

Rainbow Digital Commercial Co., Ltd. Class A	823,400	1,086,889

Redsun Properties Group Ltd.	4,156,000	1,528,335

Ronshine China Holdings Ltd.(b)	2,154,500	1,512,320

S-Enjoy Service Group Co., Ltd.*	374,000	962,266

Sany Heavy Equipment International Holdings Co., Ltd.	2,458,000	1,443,084

Shandong Chenming Paper Holdings Ltd. Class H	3,069,000	1,354,320
Investments	Shares	Value

Shandong Publishing & Media Co., Ltd. Class A	1,342,700	$1,216,407

Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	419,430	753,183

Shanghai AJ Group Co., Ltd. Class A	939,230	1,143,250

Shanghai Industrial Urban Development Group Ltd.(b)	8,930,000	852,671

Shanghai Jin Jiang Capital Co., Ltd. Class H	10,717,587	1,673,326

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	485,698	1,184,542

Shanghai Shimao Co., Ltd. Class A	3,703,603	3,349,807

Shenzhen Everwin Precision Technology Co., Ltd. Class A	238,600	835,552

Shenzhen Jinjia Group Co., Ltd. Class A	1,398,385	1,854,083

Shenzhen Suntak Circuit Technology Co., Ltd. Class A	271,800	686,424

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	2,999,567	1,805,748

Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	258,700	1,024,453

Shougang Fushan Resources Group Ltd.	8,834,412	1,892,274

Sinochem International Corp. Class A	2,177,280	1,640,009

Sinopec Engineering Group Co., Ltd. Class H	6,578,400	2,427,642

Sinopec Kantons Holdings Ltd.(b)	4,988,000	1,757,063

SITC International Holdings Co., Ltd.	6,745,000	9,312,452

Skyfame Realty Holdings Ltd.	6,330,000	800,439

Suofeiya Home Collection Co., Ltd. Class A	803,271	3,109,010

Taiji Computer Corp., Ltd. Class A	317,468	1,321,035

TangShan Port Group Co., Ltd. Class A	4,998,500	1,827,484

TCL Electronics Holdings Ltd.	3,555,000	2,733,910

Tiangong International Co., Ltd.	2,414,000	775,595

Tianli Education International Holdings Ltd.*	1,214,000	1,055,788

Tianneng Power International Ltd.(b)	4,988,000	8,933,347

Tianshui Huatian Technology Co., Ltd. Class A	401,100	806,841

Titan Wind Energy Suzhou Co., Ltd. Class A	426,345	465,120

Tong Ren Tang Technologies Co., Ltd. Class H	1,749,888	1,108,639

TravelSky Technology Ltd. Class H	1,427,000	3,045,494

Tsaker Chemical Group Ltd.(a)	1,014,000	157,006

Virscend Education Co., Ltd.(a)(b)	5,143,000	1,486,493

Wanxiang Qianchao Co., Ltd. Class A	2,990,140	2,568,396

Wasu Media Holding Co., Ltd. Class A	674,500	977,493

Weifu High-Technology Group Co., Ltd. Class A	2,006,398	7,394,442

Wisdom Education International Holdings Co., Ltd.(b)	1,496,000	559,794

Wuxi Taiji Industry Co., Ltd. Class A	744,800	1,120,929

Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	713,500	876,454

Xiamen ITG Group Corp., Ltd. Class A	2,985,200	2,958,638

Xinjiang Zhongtai Chemical Co., Ltd. Class A	1,988,700	1,483,364

Xinxing Ductile Iron Pipes Co., Ltd. Class A	6,648,800	3,504,712

Xinyangfeng Agricultural Technology Co., Ltd. Class A	772,300	1,342,618

Xinyu Iron & Steel Co., Ltd. Class A	3,076,500	1,815,924

XTEP International Holdings Ltd.(b)	5,226,800	1,544,435

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Yang Quan Coal Industry Group Co., Ltd. Class A	3,037,466	$2,136,297

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	1,086,500	1,668,303

YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	609,200	775,846

Yuzhou Group Holdings Co., Ltd.	15,988,700	6,312,958

Zhejiang Expressway Co., Ltd. Class H	8,548,700	6,166,095

Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,042,500	1,659,281

Zhejiang Runtu Co., Ltd. Class A	1,299,900	1,738,773

Zhou Hei Ya International Holdings Co., Ltd.*(a)	2,380,500	2,481,863

Total China		297,124,032

Hong Kong – 1.0%

Ajisen China Holdings Ltd.	3,905,000	569,374

China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	2,592,000	2,374,607

China High Speed Transmission Equipment Group Co., Ltd.(b)	1,101,000	868,014

China Water Affairs Group Ltd.(b)	4,080,000	3,200,826

Concord New Energy Group Ltd.	30,900,000	1,395,484

Crystal International Group Ltd.(a)	2,029,000	531,467

Guotai Junan International Holdings Ltd.(b)	11,313,000	1,503,534

Mobvista, Inc.*(a)(b)	1,007,000	495,054

NetDragon Websoft Holdings Ltd.(b)	367,000	795,561

Vinda International Holdings Ltd.(b)	533,000	1,746,865

Wasion Holdings Ltd.	3,684,000	1,031,520

Total Hong Kong		14,512,306

Hungary – 0.2%

Magyar Telekom Telecommunications PLC	2,143,592	2,512,472

India – 5.6%

Aegis Logistics Ltd.	154,022	477,744

Apollo Hospitals Enterprise Ltd.	44,001	1,281,057

Apollo Tyres Ltd.	524,994	931,085

Avanti Feeds Ltd.	51,439	346,750

Bajaj Consumer Care, Ltd.*	429,642	1,064,497

Bajaj Electricals Ltd.*	64,654	440,958

Balkrishna Industries Ltd.	110,325	2,208,593

Balrampur Chini Mills Ltd.	306,532	644,806

Birla Corp., Ltd.	54,744	494,239

Birlasoft Ltd.*	616,172	1,630,208

Carborundum Universal Ltd.	128,682	469,607

Care Ratings Ltd.	118,731	562,274

Castrol India Ltd.	1,025,365	1,519,703

Century Textiles & Industries Ltd.	89,821	403,634

CESC Ltd.	190,300	1,583,684

Coforge Ltd.	41,136	1,294,741

Crompton Greaves Consumer Electricals Ltd.*	357,667	1,417,240

Edelweiss Financial Services Ltd.*	1,036,845	827,733

EID Parry India Ltd.*	179,447	688,188

Emami Ltd.	205,978	980,755

Endurance Technologies Ltd.(a)	44,470	694,535
Investments	Shares	Value

Essel Propack Ltd.	169,926	$557,937

Finolex Industries Ltd.	78,252	532,481

Firstsource Solutions Ltd.	829,173	817,597

GHCL Ltd.	58,144	124,988

Glenmark Pharmaceuticals Ltd.	129,236	845,429

Godfrey Phillips India Ltd.	21,212	265,438

Godrej Agrovet Ltd.(a)	78,150	539,625

Graphite India Ltd.	613,668	1,623,999

HEG Ltd.	123,682	1,219,051

HeidelbergCement India Ltd.	209,233	529,463

Hexaware Technologies Ltd.	282,012	1,782,929

Hindustan Copper Ltd.*	830,667	373,789

ICICI Securities Ltd.(a)	245,321	1,540,654

Indiabulls Housing Finance Ltd.	4,577,081	9,749,096

Indiabulls Ventures Ltd.	251,878	853,306

Indian Energy Exchange Ltd.(a)	235,974	664,776

Jamna Auto Industries Ltd.	646,835	384,436

JB Chemicals & Pharmaceuticals Ltd.	47,734	639,408

Jindal Saw Ltd.	541,748	461,859

JK Paper Ltd.	187,530	230,409

Jubilant Life Sciences Ltd.	64,960	643,569

Jyothy Labs Ltd.	279,787	557,640

Karur Vysya Bank Ltd. (The)*	493,694	218,141

Kaveri Seed Co., Ltd.	52,723	379,630

KRBL Ltd.	114,711	450,650

L&T Technology Services Ltd.(a)	44,993	986,730

Manappuram Finance Ltd.	624,844	1,330,906

Mindtree Ltd.	165,918	3,010,047

Motilal Oswal Financial Services Ltd.	66,678	587,612

Natco Pharma Ltd.	113,059	1,455,608

National Aluminium Co., Ltd.	5,651,213	2,470,204

Navin Fluorine International Ltd.	25,870	772,225

NCC Ltd.	1,410,016	680,355

NIIT Ltd.	538,514	971,851

NLC India Ltd.	2,001,248	1,342,664

NOCIL Ltd.	253,620	488,127

Oil India Ltd.	1,742,204	2,108,686

Persistent Systems Ltd.	81,624	1,483,846

Phillips Carbon Black Ltd.	208,545	372,402

Phoenix Mills Ltd. (The)	60,722	479,570

Prestige Estates Projects Ltd.	129,968	443,649

PTC India Ltd.	1,388,970	895,168

Rashtriya Chemicals & Fertilizers Ltd.	651,593	376,225

Redington India Ltd.	864,528	1,385,612

SJVN Ltd.	5,317,560	1,582,007

Sobha Ltd.	83,406	251,529

Sonata Software Ltd.	160,539	683,564

Steel Authority of India Ltd.	1,943,947	889,241

Sterlite Technologies Ltd.	262,371	533,597

Strides Pharma Science Ltd.	190,343	1,856,347

Supreme Industries Ltd.	51,076	969,634

Tata Chemicals Ltd.	162,276	658,738

Tata Consumer Products Ltd.	421,097	2,853,449

Trident Ltd.	8,820,325	800,978

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Varroc Engineering Ltd.(a)	73,684	$307,200

Varun Beverages Ltd.	48,049	454,766

Yes Bank Ltd.*(c)	7,997,215	1,425,364

Total India		80,856,232

Indonesia – 2.0%

Ace Hardware Indonesia Tbk PT	11,320,500	1,213,454

Adhi Karya Persero Tbk PT	7,609,800	255,706

AKR Corporindo Tbk PT	6,681,545	1,145,023

Aneka Tambang Tbk PT	13,467,600	638,082

Astra Agro Lestari Tbk PT	1,226,266	838,525

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,202,300	1,473,522

Bank Tabungan Negara Persero Tbk PT	11,549,016	931,372

Bukit Asam Tbk PT	43,474,200	5,755,657

Ciputra Development Tbk PT	7,573,500	328,287

Erajaya Swasembada Tbk PT*	4,102,600	425,976

Indika Energy Tbk PT	19,494,000	1,205,274

Indo Tambangraya Megah Tbk PT	4,093,200	2,241,907

Japfa Comfeed Indonesia Tbk PT	35,826,900	2,660,533

Media Nusantara Citra Tbk PT*	6,109,040	295,599

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,365,400	387,143

PP Persero Tbk PT	9,063,800	502,529

Puradelta Lestari Tbk PT	54,761,700	736,044

Ramayana Lestari Sentosa Tbk PT	12,722,000	453,136

Selamat Sempurna Tbk PT	10,302,200	827,361

Surya Citra Media Tbk PT	25,694,600	2,098,047

Timah Tbk PT*	6,173,200	280,034

Tower Bersama Infrastructure Tbk PT	19,795,815	1,776,036

Waskita Beton Precast Tbk PT	79,797,800	734,697

Waskita Karya Persero Tbk PT	20,104,300	672,845

Wijaya Karya Bangunan Gedung Tbk PT	16,981,700	179,175

Wijaya Karya Beton Tbk PT	16,578,800	247,345

Wijaya Karya Persero Tbk PT	6,022,200	443,166

Total Indonesia		28,746,475

Malaysia – 4.4%

AEON Credit Service M Bhd	416,700	1,040,873

AirAsia Group Bhd*	10,535,500	1,698,661

Alliance Bank Malaysia Bhd	6,436,447	3,392,087

Astro Malaysia Holdings Bhd	8,429,500	1,561,958

Berjaya Sports Toto Bhd	1,492,913	736,487

Bermaz Auto Bhd	6,477,980	2,151,272

BIMB Holdings Bhd	2,645,900	2,228,528

British American Tobacco Malaysia Bhd	1,141,300	2,751,973

Bursa Malaysia Bhd	2,112,150	4,310,199

Cahya Mata Sarawak Bhd	1,770,100	523,938

Frontken Corp. Bhd	1,271,900	1,107,996

Gamuda Bhd	7,560,786	6,349,932

Globetronics Technology Bhd	2,447,833	1,561,005

Heineken Malaysia Bhd	494,900	2,460,506

IJM Corp. Bhd	5,466,900	1,894,438

Inari Amertron Bhd	6,131,575	3,364,214

IOI Properties Group Bhd	5,081,900	1,106,755

Kossan Rubber Industries Bhd	900,700	2,965,125
Investments	Shares	Value

KPJ Healthcare Bhd	7,034,800	$1,438,956

Lotte Chemical Titan Holding Bhd(a)	3,746,800	1,920,511

Malaysia Building Society Bhd	8,825,200	1,083,107

Malaysian Resources Corp. Bhd	7,291,143	824,651

MMC Corp. Bhd	3,446,700	609,632

My EG Services Bhd	3,125,100	985,172

Scientex Bhd	897,800	2,290,141

Serba Dinamik Holdings Bhd	2,966,500	1,170,752

Sunway Bhd	209,715	69,140

Supermax Corp. Bhd*	2,786,500	5,646,091

Syarikat Takaful Malaysia Keluarga Bhd	778,000	919,259

TIME dotCom Bhd	844,200	2,437,829

VS Industry Bhd	4,012,625	2,191,952

Yinson Holdings Bhd	559,600	754,123

Total Malaysia		63,547,263

Mexico – 1.9%

Banco del Bajio S.A.*(a)(b)	3,509,827	2,632,877

Bolsa Mexicana de Valores S.A.B. de C.V.(b)	2,051,102	4,655,820

Concentradora Fibra Danhos S.A. de C.V.	4,905,745	4,502,243

Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,452,527	2,192,370

Grupo Herdez S.A.B. de C.V.(b)	714,206	1,295,071

Macquarie Mexico Real Estate Management S.A. de C.V.(a)	4,163,749	5,122,699

Megacable Holdings S.A.B. de C.V. Series CPO	737,531	2,125,821

Prologis Property Mexico S.A. de C.V.	1,951,265	3,791,911

Qualitas Controladora S.A.B. de C.V.(b)	214,398	809,877

Total Mexico		27,128,689

Philippines – 0.8%

Century Pacific Food, Inc.	2,656,800	940,402

DMCI Holdings, Inc.	20,100,400	1,658,449

Filinvest Land, Inc.	60,804,000	1,141,329

Manila Water Co., Inc.	3,500,045	1,064,164

Pilipinas Shell Petroleum Corp.*	2,649,710	882,144

Puregold Price Club, Inc.	1,490,200	1,506,184

Robinsons Land Corp.	5,457,326	1,598,474

Robinsons Retail Holdings, Inc.	636,040	852,776

Semirara Mining & Power Corp.	6,651,200	1,369,203

Vista Land & Lifescapes, Inc.	11,535,400	811,380

Total Philippines		11,824,505

Poland – 0.7%

Asseco Poland S.A.	258,239	4,642,004

Bank Handlowy w Warszawie S.A.*	151,479	1,435,903

Jastrzebska Spolka Weglowa S.A.	358,299	2,377,014

Warsaw Stock Exchange	214,813	2,516,852

Total Poland		10,971,773

Singapore – 0.4%

IGG, Inc.(b)	4,769,000	5,433,583

South Africa – 4.9%

Advtech Ltd.	1,729,554	908,327

Aeci Ltd.	557,295	2,564,626

African Rainbow Minerals Ltd.(b)	738,023	8,561,598

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Allied Electronics Corp. Ltd. Class A	704,831	$933,859

AVI Ltd.	1,510,693	6,730,192

Cashbuild Ltd.	88,673	1,079,758

Coronation Fund Managers Ltd.	2,301,502	5,563,343

DataTec Ltd.*	631,098	835,032

Dis-Chem Pharmacies Ltd.(a)(b)	513,196	529,810

Equites Property Fund Ltd.	2,877,284	2,932,484

Hyprop Investments Ltd.(b)	2,626,582	2,580,916

JSE Ltd.	525,809	3,696,109

Life Healthcare Group Holdings Ltd.	4,962,410	5,075,462

Metair Investments Ltd.*	719,359	771,974

Oceana Group Ltd.	555,332	2,064,184

Pick n Pay Stores Ltd.	1,244,809	3,503,824

Resilient REIT Ltd.	1,868,412	4,129,997

Reunert Ltd.	930,113	1,596,471

SPAR Group Ltd. (The)	713,701	8,114,712

Telkom S.A. SOC Ltd.	1,353,416	2,128,303

Transaction Capital Ltd.	1,059,286	1,376,183

Truworths International Ltd.(b)	2,888,236	5,397,261

Total South Africa		71,074,425

South Korea – 9.8%

Aekyung Industrial Co., Ltd.	16,883	293,774

Aekyung Petrochemical Co., Ltd.	89,966	533,873

Ahnlab, Inc.	10,837	610,653

Asia Paper Manufacturing Co., Ltd.	16,539	350,720

BNK Financial Group, Inc.	1,213,021	5,248,299

Bukwang Pharmaceutical Co., Ltd.	47,881	1,164,784

Cheil Worldwide, Inc.	208,763	3,739,705

CJ Corp.	28,151	1,954,563

Com2uS Corp.	15,834	1,551,583

Daesang Corp.	66,597	1,480,566

Daishin Securities Co., Ltd.	202,580	2,087,293

DB HiTek Co., Ltd.	58,254	1,867,914

DGB Financial Group, Inc.	792,832	3,721,802

Dohwa Engineering Co., Ltd.	35,742	233,186

Dongsuh Cos., Inc.(b)	211,596	5,364,533

Douzone Bizon Co., Ltd.	14,101	1,259,987

Echo Marketing, Inc.	40,601	956,441

F&F Co., Ltd.(b)	6,300	479,974

Grand Korea Leisure Co., Ltd.	117,347	1,244,209

GS Engineering & Construction Corp.	230,294	4,755,537

Hana Tour Service, Inc.(b)	29,681	994,865

Handok, Inc.	25,916	706,901

Hanil Hyundai Cement Co., Ltd.	7,827	176,350

Hanmi Semiconductor Co., Ltd.	120,306	1,074,987

Hansol Chemical Co., Ltd.	13,417	1,715,127

Hansol Paper Co., Ltd.	83,722	998,651

Hanssem Co., Ltd.	27,216	2,490,049

Hanwha Corp.	151,070	3,248,748

Hanwha Life Insurance Co., Ltd.	1,338,631	1,745,543

HDC Holdings Co., Ltd.	62,402	565,593

HDC Hyundai Development Co-Engineering & Construction	52,400	952,116

Huchems Fine Chemical Corp.	113,642	2,001,732
Investments	Shares	Value

Huons Co., Ltd.	14,512	$770,582

Hyosung Corp.	42,394	2,646,227

Hyundai Department Store Co., Ltd.	21,395	1,029,960

Hyundai Elevator Co., Ltd.	30,425	1,060,127

Hyundai Greenfood Co., Ltd.	128,592	815,864

Hyundai Marine & Fire Insurance Co., Ltd.	258,321	4,936,703

iMarketKorea, Inc.	84,710	580,910

Innocean Worldwide, Inc.	27,521	1,254,270

IS Dongseo Co., Ltd.	59,112	2,064,750

JB Financial Group Co., Ltd.	499,873	1,931,959

Jejuair Co., Ltd.*	34,604	387,612

KEPCO Plant Service & Engineering Co., Ltd.	117,515	2,718,068

Kginicis Co., Ltd.	48,892	852,840

KIWOOM Securities Co., Ltd.(b)	25,624	2,180,067

Koentec Co., Ltd.	78,198	576,372

Koh Young Technology, Inc.	8,182	626,156

Kolon Industries, Inc.	45,397	1,465,358

Korea Autoglass Corp.	58,662	694,715

Korea Electric Terminal Co., Ltd.	12,998	499,581

Korea Petrochemical Ind Co., Ltd.	12,856	1,830,290

Korea Real Estate Investment & Trust Co., Ltd.	1,015,622	1,528,426

Korean Reinsurance Co.	390,848	2,489,797

Kumho Petrochemical Co., Ltd.	36,716	3,453,407

LEENO Industrial, Inc.	20,658	2,172,667

LF Corp.	63,818	731,219

LOTTE Fine Chemical Co., Ltd.	65,150	2,765,881

LOTTE Himart Co., Ltd.	60,141	1,558,164

LS Corp.	71,320	3,201,625

LS Electric Co., Ltd.	35,469	1,713,551

Mando Corp.	49,605	1,512,115

MegaStudyEdu Co., Ltd.	19,211	480,480

Meritz Financial Group, Inc.	177,820	1,385,156

Meritz Fire & Marine Insurance Co., Ltd.	248,467	2,730,056

Meritz Securities Co., Ltd.	1,186,025	3,290,852

Mirae Asset Life Insurance Co., Ltd.	380,600	1,248,056

Modetour Network, Inc.	66,275	705,535

Moorim P&P Co., Ltd.	177,121	466,467

NICE Information Service Co., Ltd.(b)	55,248	933,004

Orion Holdings Corp.	122,238	1,269,937

Partron Co., Ltd.	91,988	798,357

PI Advanced Materials Co., Ltd.(b)	34,680	861,440

POSCO International Corp.	143,114	1,639,784

Samick THK Co., Ltd.	41,940	383,718

Samjin Pharmaceutical Co., Ltd.	38,173	941,677

Seah Besteel Corp.	91,205	761,146

Seoul Semiconductor Co., Ltd.	70,213	1,029,631

SFA Engineering Corp.	48,586	1,586,990

Shinsegae, Inc.	6,296	1,143,993

Silicon Works Co., Ltd.	27,238	1,046,899

SK Discovery Co., Ltd.	32,922	1,798,816

SK Materials Co., Ltd.(b)	9,767	1,899,951

SK Networks Co., Ltd.	382,443	1,554,952

SKC Co., Ltd.	48,452	3,438,663

Soulbrain Holdings Co., Ltd.	6,240	243,571

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Tailim Packaging Co., Ltd.(b)	100,350	$384,839

TES Co., Ltd.	35,306	775,857

UniTest, Inc.	45,391	983,892

Winix, Inc.(b)	14,434	241,287

YAS Co., Ltd.	11,565	130,038

Yuhan Corp.	49,648	2,725,440

Total South Korea		142,499,805

Taiwan – 34.0%

AcBel Polytech, Inc.(b)	1,782,303	1,473,868

Acer, Inc.*	11,639,000	9,966,411

Alpha Networks, Inc.	1,461,000	1,301,492

Arcadyan Technology Corp.(b)	445,681	1,309,559

Asia Optical Co., Inc.(b)	674,000	1,498,709

Asia Vital Components Co., Ltd.(b)	567,000	1,313,642

ASMedia Technology, Inc.(b)	65,000	3,265,486

ASROCK, Inc.(b)	248,000	1,511,360

Aten International Co., Ltd.	866,000	2,475,824

Capital Securities Corp.	10,487,340	3,892,649

Cathay Real Estate Development Co., Ltd.(b)	4,318,000	2,892,383

Charoen Pokphand Enterprise	784,000	1,797,445

Chaun-Choung Technology Corp.(b)	65,000	579,035

Cheng Loong Corp.	5,221,000	5,687,541

Cheng Uei Precision Industry Co., Ltd.(b)	1,005,000	1,419,256

Chicony Electronics Co., Ltd.	2,298,652	6,674,837

Chicony Power Technology Co., Ltd.	709,625	1,626,928

Chilisin Electronics Corp.(b)	1,672,000	5,709,578

China General Plastics Corp.(b)	2,460,695	1,652,528

China Metal Products	1,941,000	2,131,200

China Steel Chemical Corp.(b)	566,726	1,784,594

ChipMOS Technologies, Inc.	1,250,000	1,232,218

Chong Hong Construction Co., Ltd.(b)	1,666,000	4,601,892

Chroma ATE, Inc.(b)	938,132	4,955,949

Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,636,000	2,412,030

Cleanaway Co., Ltd.(b)	510,161	2,774,337

Compeq Manufacturing Co., Ltd.(b)	1,910,000	2,687,401

Coremax Corp.(b)	229,893	456,420

CTCI Corp.(b)	2,851,190	3,844,312

Cub Elecparts, Inc.(b)	179,093	986,304

Darfon Electronics Corp.(b)	1,386,000	1,806,557

Daxin Materials Corp.(b)	230,000	634,521

Elan Microelectronics Corp.(b)	1,237,409	6,216,525

Elite Advanced Laser Corp.(b)	608,312	1,327,440

Elite Material Co., Ltd.	743,163	3,746,350

Elite Semiconductor Microelectronics Technology, Inc.	928,000	1,193,564

Ennoconn Corp.(b)	127,048	1,011,138

Eternal Materials Co., Ltd.(b)	2,964,494	3,352,226

Eva Airways Corp.(b)	6,879,664	2,529,812

Everlight Electronics Co., Ltd.	1,824,165	2,330,437

Far Eastern Department Stores Ltd.	3,369,841	2,839,035

Far Eastern International Bank(b)	10,793,595	3,819,983

Farglory Land Development Co., Ltd.(b)	1,774,640	2,784,938

Feng Hsin Steel Co., Ltd.	2,148,950	4,147,721
Investments	Shares	Value

FLEXium Interconnect, Inc.(b)	629,028	$2,638,868

Formosa International Hotels Corp.(b)	365,000	1,676,162

Formosa Sumco Technology Corp.(b)	699,000	2,534,183

Foxsemicon Integrated Technology, Inc.(b)	395,197	2,449,343

Fusheng Precision Co., Ltd.(b)	546,000	3,308,577

Genius Electronic Optical Co., Ltd.(b)	50,280	1,017,336

Getac Technology Corp.(b)	2,078,292	3,275,811

Giant Manufacturing Co., Ltd.	578,000	5,438,333

Gigabyte Technology Co., Ltd.(b)	2,603,000	6,785,667

Global Mixed Mode Technology, Inc.(b)	269,000	1,411,781

Global Unichip Corp.	136,000	1,220,910

Grape King Bio Ltd.(b)	335,988	1,960,568

Great Wall Enterprise Co., Ltd.(b)	2,538,006	3,702,464

Greatek Electronics, Inc.	1,674,000	2,837,974

Hannstar Board Corp.(b)	656,260	888,246

Highwealth Construction Corp.(b)	8,303,174	12,327,756

Hiwin Technologies Corp.(b)	559,699	5,507,707

Holiday Entertainment Co., Ltd.	627,000	1,329,252

Holtek Semiconductor, Inc.(b)	961,773	2,141,922

Holy Stone Enterprise Co., Ltd.(b)	1,049,000	3,658,207

Hota Industrial Manufacturing Co., Ltd.(b)	624,427	2,041,753

Hsin Kuang Steel Co., Ltd.	1,260,000	1,342,138

Huaku Development Co., Ltd.	1,300,296	3,870,089

IBF Financial Holdings Co., Ltd.(b)	9,616,684	3,901,527

International CSRC Investment Holdings Co.(b)	2,737,297	1,852,463

Iron Force Industrial Co., Ltd.(b)	162,000	433,499

ITE Technology, Inc.(b)	787,000	1,885,844

ITEQ Corp.(b)	456,000	1,936,607

Jentech Precision Industrial Co., Ltd.	135,000	1,417,029

Kindom Development Co., Ltd.	1,106,000	1,493,150

King Slide Works Co., Ltd.(b)	152,004	1,469,550

King Yuan Electronics Co., Ltd.(b)	3,232,000	3,403,632

King’s Town Bank Co., Ltd.(b)	3,469,000	4,431,773

Kinik Co.(b)	732,495	1,527,612

Kinpo Electronics(b)	3,697,000	1,340,325

Kung Long Batteries Industrial Co., Ltd.(b)	480,000	2,262,275

Lien Hwa Industrial Holdings Corp.(b)	3,747,138	5,149,371

Lite-On Semiconductor Corp.*	1,112,000	1,612,596

Longchen Paper & Packaging Co., Ltd.(b)	2,161,377	1,250,020

Lotes Co., Ltd.(b)	203,977	3,246,785

Macronix International(b)	5,668,000	6,252,766

Makalot Industrial Co., Ltd.	692,800	4,090,491

Marketech International Corp.(b)	488,000	1,743,940

Merida Industry Co., Ltd.	406,043	3,266,626

Merry Electronics Co., Ltd.(b)	895,030	4,573,733

Micro-Star International Co., Ltd.	3,054,877	14,028,680

Mirle Automation Corp.(b)	1,429,560	2,028,690

momo.com, Inc.	97,000	2,354,499

MOSA Industrial Corp.(b)	571,000	591,465

Namchow Holdings Co., Ltd.(b)	773,086	1,123,780

Nan Kang Rubber Tire Co., Ltd.(b)	778,000	1,141,668

Nan Pao Resins Chemical Co., Ltd.	164,000	710,655

Nantex Industry Co., Ltd.(b)	1,493,615	2,573,420

Nichidenbo Corp.	1,684,000	2,540,943

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Nuvoton Technology Corp.(b)	267,826	$386,545

Oriental Union Chemical Corp.(b)	3,626,000	2,021,956

Pan Jit International, Inc.(b)	498,000	624,177

Pan-International Industrial Corp.(b)	1,597,000	956,700

Phoenix Silicon International Corp.(b)	188,000	309,958

Powertech Technology, Inc.(b)	3,506,000	10,447,062

Primax Electronics Ltd.(b)	1,288,000	1,901,181

Qisda Corp.(b)	6,195,000	3,957,168

Quang Viet Enterprise Co., Ltd.(b)	218,000	839,272

Radium Life Tech Co., Ltd.(b)	3,653,000	1,267,614

Rexon Industrial Corp., Ltd.(b)	312,000	888,751

Ruentex Industries Ltd.(b)	2,709,200	6,052,249

Sampo Corp.(b)	2,593,000	1,983,114

Sanyang Motor Co., Ltd.	3,009,000	2,327,243

SCI Pharmtech, Inc.(b)	176,000	732,270

SDI Corp.(b)	625,000	1,266,746

Sercomm Corp.	550,488	1,376,125

Sigurd Microelectronics Corp.(b)	1,023,496	1,334,058

Sinbon Electronics Co., Ltd.	693,120	4,283,837

Sinon Corp.	2,455,000	1,669,895

Sitronix Technology Corp.(b)	275,000	1,239,124

Standard Foods Corp.(b)	1,743,896	3,660,965

Sunny Friend Environmental Technology Co., Ltd.	152,000	1,207,099

Sunonwealth Electric Machine Industry Co., Ltd.(b)	881,000	1,889,030

Supreme Electronics Co., Ltd.(b)	3,302,000	3,346,236

Swancor Holding Co., Ltd.(b)	385,000	1,927,526

Syncmold Enterprise Corp.	968,915	2,803,504

Synnex Technology International Corp.	6,422,600	9,158,669

Systex Corp.	908,000	2,580,222

TA Chen Stainless Pipe(b)	6,644,845	4,508,363

Ta Ya Electric Wire & Cable(b)	1,806,120	1,066,385

TA-I Technology Co., Ltd.(b)	675,000	1,561,529

Taichung Commercial Bank Co., Ltd.(b)	7,050,425	2,604,777

Taiflex Scientific Co., Ltd.(b)	845,000	1,429,632

Tainan Spinning Co., Ltd.	4,356,000	1,722,126

Taisun Enterprise Co., Ltd.(b)	1,516,000	1,101,851

Taiwan Business Bank(b)	11,376,852	3,747,503

Taiwan Cogeneration Corp.(b)	2,096,970	2,747,739

Taiwan Hon Chuan Enterprise Co., Ltd.	958,692	1,817,284

Taiwan Mask Corp.(b)	430,000	417,202

Taiwan Paiho Ltd.(b)	733,000	1,710,890

Taiwan PCB Techvest Co., Ltd.	1,252,302	1,694,988

Taiwan Sakura Corp.(b)	951,000	1,538,373

Taiwan Styrene Monomer(b)	3,655,000	2,038,128

Taiwan Surface Mounting Technology Corp.(b)	416,000	1,493,820

Teco Electric and Machinery Co., Ltd.	5,586,683	5,757,976

Test Research, Inc.(b)	1,135,115	2,230,096

Tong Hsing Electronic Industries Ltd.(b)	427,918	1,965,095

Tong Yang Industry Co., Ltd.(b)	1,343,685	1,660,932

Topco Scientific Co., Ltd.(b)	770,521	3,032,919

Topkey Corp.	240,000	1,185,001

Transcend Information, Inc.(b)	1,327,479	2,878,450
Investments	Shares	Value

Tripod Technology Corp.(b)	2,104,928	$7,994,685

TSRC Corp.(b)	2,574,011	1,573,096

Tung Ho Steel Enterprise Corp.(b)	3,838,153	3,776,927

TXC Corp.	1,097,549	2,736,104

U-Ming Marine Transport Corp.	2,058,420	2,128,640

Unimicron Technology Corp.(b)	1,972,000	5,065,838

Unitech Printed Circuit Board Corp.(b)	729,000	532,365

Visual Photonics Epitaxy Co., Ltd.(b)	254,750	690,487

Voltronic Power Technology Corp.	174,901	5,936,319

Walsin Lihwa Corp.(b)	17,665,000	9,789,491

Wan Hai Lines Ltd.(b)	3,222,000	2,364,046

Weikeng Industrial Co., Ltd.(b)	1,689,431	1,009,155

Winbond Electronics Corp.(b)	13,804,000	6,648,912

Wistron Corp.(b)	13,728,007	14,125,220

Wistron NeWeb Corp.(b)	1,026,722	2,708,430

WPG Holdings Ltd.	8,856,058	11,894,919

WT Microelectronics Co., Ltd.	3,135,678	4,076,316

YC INOX Co., Ltd.	2,233,000	1,765,614

YFY, Inc.	5,894,000	3,500,338

Yulon Finance Corp.	727,500	2,486,793

Total Taiwan		493,808,946

Thailand – 5.3%

AEON Thana Sinsap Thailand PCL NVDR(b)	195,900	689,321

After You PCL NVDR	865,200	245,737

Amata Corp. PCL NVDR(b)	1,301,100	517,360

Ananda Development PCL NVDR(b)	13,680,900	574,220

AP Thailand PCL NVDR	6,875,000	1,247,535

Bangchak Corp. PCL NVDR	1,344,900	636,639

Bangkok Chain Hospital PCL NVDR	1,791,000	785,638

Bangkok Land PCL NVDR	42,026,814	1,313,027

Banpu PCL NVDR(b)	7,623,400	1,395,368

Banpu Power PCL NVDR(b)	2,832,300	1,170,907

BCPG PCL NVDR(b)	2,717,700	1,020,612

Carabao Group PCL NVDR	463,600	1,711,754

Central Plaza Hotel PCL NVDR*(b)	1,568,800	1,113,941

Chularat Hospital PCL NVDR	12,239,600	927,023

CK Power PCL NVDR*	3,106,100	568,533

Com7 PCL NVDR	880,200	1,097,212

Delta Electronics Thailand PCL NVDR	1,627,900	8,039,964

Do Day Dream PCL NVDR	419,400	213,092

Eastern Polymer Group PCL NVDR(b)	3,169,800	478,158

Erawan Group PCL (The) NVDR(b)	4,167,600	415,609

GFPT PCL NVDR(b)	1,390,400	539,706

Global Green Chemicals PCL NVDR(b)	1,405,200	363,634

Hana Microelectronics PCL NVDR	2,537,200	3,483,020

Jasmine International PCL NVDR(b)	15,378,400	1,378,293

JMT Network Services PCL NVDR(b)	1,807,600	1,825,426

JWD Infologistics PCL NVDR	2,483,300	603,437

KCE Electronics PCL NVDR	2,237,600	2,136,091

LPN Development PCL NVDR(b)	6,139,518	806,009

MBK PCL NVDR	2,466,300	941,767

Mega Lifesciences PCL NVDR	799,000	876,221

MK Restaurants Group PCL NVDR(b)	1,095,600	1,581,813

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

Investments	Shares	Value

Noble Development PCL NVDR(b)	2,408,300	$1,428,830

Origin Property PCL NVDR(b)	7,885,100	1,567,689

Plan B Media Pcl NVDR(b)	4,651,700	858,775

Prima Marine PCL NVDR	1,980,800	575,096

Property Perfect PCL NVDR(b)	51,401,590	551,528

Pruksa Holding PCL NVDR(b)	3,989,400	1,359,701

PTG Energy PCL NVDR	962,300	561,816

Rajthanee Hospital PCL NVDR(b)	954,500	674,739

Ratchthani Leasing PCL NVDR(b)	8,479,300	1,081,069

RS PCL NVDR	1,504,200	873,445

Siam City Cement PCL NVDR	379,954	1,432,884

Siam Future Development PCL NVDR(b)	4,131,260	584,080

Siam Global House PCL NVDR(b)	2,228,545	1,420,642

Siamgas & Petrochemicals PCL NVDR	3,194,900	872,138

Singha Estate PCL NVDR	10,057,600	415,793

Sino-Thai Engineering & Construction PCL NVDR	2,195,300	782,860

Somboon Advance Technology PCL NVDR(b)	1,933,400	744,378

SPCG PCL NVDR	2,801,800	1,724,185

Sri Trang Agro-Industry PCL NVDR*(b)	2,122,600	1,775,113

Supalai PCL NVDR	2,834,000	1,386,256

Taokaenoi Food & Marketing PCL NVDR	1,745,580	567,400

Thai Vegetable Oil PCL NVDR	2,458,100	2,540,521

Thaifoods Group PCL NVDR(b)	4,022,400	545,840

Thanachart Capital PCL NVDR(b)	1,843,100	1,686,782

Thonburi Healthcare Group PCL NVDR	1,020,000	598,722

Tipco Asphalt PCL NVDR(b)	2,501,000	1,199,691

TPI Polene PCL NVDR	11,772,400	497,831

TPI Polene Power PCL NVDR	12,501,100	1,633,280

TQM Corp. PCL NVDR	234,200	949,734

TTW PCL NVDR	7,016,900	2,790,152

Unique Engineering & Construction PCL NVDR(b)	2,555,300	354,819

Univentures PCL NVDR	3,959,400	307,381

VGI PCL NVDR(b)	3,380,200	677,373

Vinythai PCL NVDR	1,144,700	823,642

WHA Corp. PCL NVDR(b)	14,315,000	1,273,950

WHA Utilities and Power PCL NVDR	5,950,700	668,544

Workpoint Entertainment PCL NVDR(b)	929,400	313,833

Total Thailand		76,797,579

Turkey – 1.9%

Aksa Akrilik Kimya Sanayii AS	2,000,072	1,851,017

Anadolu Cam Sanayii AS	1	1

Aselsan Elektronik Sanayi ve Ticaret AS	1	2

Aygaz AS	1,126,093	1,653,150

Coca-Cola Icecek AS	334,784	1,946,785

Dogan Sirketler Grubu Holding AS(b)	7,002,306	2,154,094

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,605,625	1,258,767

Enerjisa Enerji AS(a)	1,692,786	1,959,937

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	4,631,318	2,037,885

Sasa Polyester Sanayi AS*	581,630	1,260,023

Soda Sanayii AS	2,225,234	2,397,337

TAV Havalimanlari Holding AS(b)	1,469,404	2,939,132
Investments	Shares	Value

Tekfen Holding AS(b)	1,181,849	$2,273,450

Tofas Turk Otomobil Fabrikasi AS	1,064,208	3,398,106

Turkiye Sise ve Cam Fabrikalari AS(b)	2,564,893	2,437,001

Total Turkey		27,566,687
TOTAL COMMON STOCKS (Cost: $1,443,951,135)		1,439,793,450

RIGHTS – 0.0%

Thailand – 0.0%

Amata Corp. PCL, expiring 10/14/20	102,361	2,584
Ratchthani Leasing PCL, expiring 10/7/20	2,795,600	268,201
TOTAL RIGHTS (Cost: $284,576)		270,785

WARRANTS – 0.0%

Malaysia – 0.0%

Serba Dinamik Holdings Bhd, expiring 12/5/24*

(Cost: $0)	922,800	44,414

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)

(Cost: $17,783,427)	17,783,427	17,783,427

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $1,462,019,138)		1,457,892,076

Other Assets less Liabilities – (0.3)%		(4,199,864)

NET ASSETS – 100.0%		$1,453,692,212
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $199,066, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $211,776,987. The Fund also had securities on loan having a total market value of $103,573 that were sold and pending settlement. The total market value of the collateral held by the Fund was $238,499,056. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $220,715,629.

(c)	This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). At September 30, 2020, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisiton Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India
Yes Bank Ltd.	5,997,912	10/18/19 - 1/10/20	$4,327,731	$1,069,026	0.1%

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020		Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,677,653	$19,044,630	$21,971,036	$(477,067)	$725,820	$	—^	$217,438
^	As of September 30, 2020, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	10/1/2020	390,994	USD	2,205,283	BRL	$—	$(260)
Bank of America N.A.	10/5/2020	2,830,217	USD	82,118,745	TWD	—	(5,179)
Credit Suisse International	10/6/2020	806,691	USD	946,974,879	KRW	—	(3,035)
Credit Suisse International	10/7/2020	818,312	USD	956,851,855	KRW	140	—
Merrill Lynch International	10/1/2020	360,104	USD	1,498,033	MYR	—	(390)
Merrill Lynch International	10/1/2020	9,300	USD	294,339	THB	11	—
Merrill Lynch International	10/2/2020	34,034	USD	1,078,542	THB	—	(3)
Morgan Stanley & Co. International	10/9/2020	4,698,671	CNY	692,751	USD	—	(2,846)
						$151	$(11,713)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$296,452,765	$472,201	$199,066	*	$297,124,032
Other	1,142,669,418	—	—		1,142,669,418
Rights	—	270,785	—		270,785
Warrants	44,414	—	—		44,414
Investment of Cash Collateral for Securities Loaned	—	17,783,427	—		17,783,427
Total Investments in Securities	$1,439,166,597	$18,526,413	$199,066		$1,457,892,076
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$151	$—		$151
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(11,713)	$—		$(11,713)
Total – Net	$1,439,166,597	$18,514,851	$199,066		$1,457,880,514
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

Australia – 8.6%

Altium Ltd.(a)	7,657	$197,134

Aristocrat Leisure Ltd.	51,067	1,096,970

BlueScope Steel Ltd.	34,115	310,539

CSL Ltd.	26,894	5,532,289

Domino’s Pizza Enterprises Ltd.	9,810	557,021

Fortescue Metals Group Ltd.	815,436	9,526,757

IDP Education Ltd.(a)	15,808	215,391

Magellan Financial Group Ltd.	34,362	1,394,984

NIB Holdings Ltd.	78,986	230,982

Northern Star Resources Ltd.	41,630	406,994

Total Australia		19,469,061

Brazil – 0.8%

BB Seguridade Participacoes S.A.	98,861	425,686

IRB Brasil Resseguros S.A.	13,510	17,953

Itausa – Investimentos Itau S.A.	208,765	376,310

Localiza Rent a Car S.A.	16,477	165,663

Lojas Renner S.A.	21,147	148,760

Magazine Luiza S.A.	8,401	132,950

Natura & Co. Holding S.A.	12,663	114,870

Odontoprev S.A.	19,503	41,522

Qualicorp Consultoria e Corretora de Seguros S.A.	26,579	160,282

Raia Drogasil S.A.	25,282	105,049

YDUQS Participacoes S.A.	34,626	168,386

Total Brazil		1,857,431

Canada – 5.9%

Alimentation Couche-Tard, Inc. Class B	28,431	986,970

Canadian National Railway Co.	70,766	7,512,878

Canadian Pacific Railway Ltd.	8,264	2,505,958

CI Financial Corp.(a)	50,607	639,904

Constellation Software, Inc.(a)	470	520,626

Kirkland Lake Gold Ltd.	2,457	119,562

Methanex Corp.	17,316	420,925

Toromont Industries Ltd.(a)	5,837	348,188

West Fraser Timber Co., Ltd.(a)	4,817	223,081

Total Canada		13,278,092

China – 7.5%

Anhui Conch Cement Co., Ltd. Class H	140,500	966,277

ANTA Sports Products Ltd.	36,000	372,077

Ausnutria Dairy Corp., Ltd.*(a)	32,000	50,705

Brilliance China Automotive Holdings Ltd.	74,000	69,417

China Education Group Holdings Ltd.	29,000	53,135

China Gas Holdings Ltd.	87,400	248,103

China Medical System Holdings Ltd.	161,000	177,204

China Overseas Land & Investment Ltd.	2,171,500	5,435,755

CIFI Holdings Group Co., Ltd.	758,000	557,497

CSPC Pharmaceutical Group Ltd.	462,480	895,123

Geely Automobile Holdings Ltd.	374,000	743,174

Greentown Service Group Co., Ltd.	12,000	14,772

Haitian International Holdings Ltd.	42,000	97,548
Investments	Shares	Value

Health & Happiness H&H International Holdings Ltd.	17,500	$75,306

Li Ning Co., Ltd.	14,000	65,032

Logan Group Co., Ltd.	208,000	327,969

Midea Real Estate Holding Ltd.(a)(b)	47,600	112,643

Minth Group Ltd.	54,000	234,465

Shenzhou International Group Holdings Ltd.	34,200	575,884

Sino Biopharmaceutical Ltd.	205,875	224,205

SITC International Holdings Co., Ltd.	201,000	277,510

SSY Group Ltd.(a)	80,000	45,419

Sunac China Holdings Ltd.	197,000	767,665

Sunny Optical Technology Group Co., Ltd.	12,500	190,806

Tencent Holdings Ltd.	53,400	3,524,400

Xinyi Solar Holdings Ltd.(a)	403,428	639,238

Zhongsheng Group Holdings Ltd.	18,300	114,168

Total China		16,855,497

Denmark – 12.7%

Ambu A/S Class B(a)	4,414	125,166

Chr Hansen Holding A/S	16,625	1,848,517

Coloplast A/S Class B	21,487	3,396,826

DSV Panalpina A/S	4,313	704,933

GN Store Nord A/S	4,062	307,670

Novo Nordisk A/S Class B	238,511	16,508,181

Orsted A/S(b)	34,896	4,812,407

Royal Unibrew A/S	5,905	609,872

SimCorp A/S	3,086	406,184

Total Denmark		28,719,756

Finland – 2.5%

Neste Oyj	106,508	5,616,603

France – 2.2%

Gaztransport Et Technigaz S.A.	7,920	757,387

Hermes International	3,780	3,263,294

Sartorius Stedim Biotech	2,550	880,930

Total France		4,901,611

Germany – 0.4%

Dermapharm Holding SE	3,600	192,502

Fuchs Petrolub SE	9,057	339,862

Nemetschek SE	4,276	313,391

Total Germany		845,755

Hong Kong – 0.3%

Kingboard Laminates Holdings Ltd.	202,000	276,284

Vitasoy International Holdings Ltd.(a)	76,000	294,684

Total Hong Kong		570,968

India – 4.6%

Adani Ports & Special Economic Zone Ltd.	3,465	16,050

AIA Engineering Ltd.	1,078	27,009

Alkem Laboratories Ltd.	1,091	41,078

Ashok Leyland Ltd.	187,832	189,410

Asian Paints Ltd.	5,092	137,093

Balkrishna Industries Ltd.	6,021	120,534

Bandhan Bank Ltd.*(b)	8,936	33,065

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2020

Investments	Shares	Value

Britannia Industries Ltd.	882	$45,405

Coal India Ltd.	327,844	515,450

Colgate-Palmolive India Ltd.	4,856	94,349

Crompton Greaves Consumer Electricals Ltd.*	9,546	37,826

Cummins India Ltd.	11,703	70,618

Dabur India Ltd.	11,477	79,420

Divi’s Laboratories Ltd.	1,804	74,526

Emami Ltd.	3,331	15,860

Endurance Technologies Ltd.(b)	305	4,764

GlaxoSmithKline Pharmaceuticals Ltd.	1,606	34,287

Havells India Ltd.	5,472	50,274

HCL Technologies Ltd.	25,964	285,611

Hero MotoCorp., Ltd.	9,264	395,183

Hindustan Petroleum Corp., Ltd.	92,994	227,695

Hindustan Unilever Ltd.	24,649	690,977

Infosys Ltd.	246,703	3,371,351

ITC Ltd.	223,115	519,231

JSW Steel Ltd.	66,018	248,529

Jubilant Foodworks Ltd.	1,049	33,332

Kansai Nerolac Paints Ltd.	2,681	18,196

L&T Technology Services Ltd.(b)	1,113	24,409

Larsen & Toubro Infotech Ltd.(b)	2,001	68,984

Marico Ltd.	12,708	62,524

Maruti Suzuki India Ltd.	4,459	407,550

Nestle India Ltd.	539	116,294

Nippon Life India Asset Management Ltd.(b)	486	1,726

Page Industries Ltd.	163	47,137

Petronet LNG Ltd.	63,577	190,136

Pidilite Industries Ltd.	6,113	118,834

Sun TV Network Ltd.	9,546	60,248

Tata Consultancy Services Ltd.	42,157	1,424,070

Tata Steel Ltd.	46,456	226,519

Titan Co., Ltd.	4,653	75,764

United Breweries Ltd.	1,084	14,050

UPL Ltd.	21,696	147,885

Whirlpool of India Ltd.	1,421	42,309

Total India		10,405,562

Indonesia – 0.7%

Ace Hardware Indonesia Tbk PT	169,700	18,190

Gudang Garam Tbk PT*	71,900	193,521

Hanjaya Mandala Sampoerna Tbk PT	1,485,500	139,765

Indofood CBP Sukses Makmur Tbk PT	67,100	45,432

Mayora Indah Tbk PT	244,500	39,107

Telekomunikasi Indonesia Persero Tbk PT	5,613,800	965,815

Unilever Indonesia Tbk PT	431,000	234,617

Total Indonesia		1,636,447

Italy – 1.2%

Azimut Holding SpA	54,412	983,892

Ferrari N.V.	7,694	1,413,355

Interpump Group SpA	5,205	193,608

Reply SpA	1,251	144,425

Total Italy		2,735,280
Investments	Shares	Value

Japan – 14.2%

Advantest Corp.	16,700	$805,487

Asahi Intecc Co., Ltd.	6,900	215,768

Benefit One, Inc.(a)	10,300	258,842

Capcom Co., Ltd.	8,900	494,210

Chugai Pharmaceutical Co., Ltd.	116,400	5,200,663

Disco Corp.(a)	2,900	698,275

GMO Payment Gateway, Inc.	2,000	213,020

Goldwin, Inc.(a)	700	55,321

Harmonic Drive Systems, Inc.(a)	4,000	255,472

Haseko Corp.(a)	115,500	1,510,376

Hoya Corp.	21,000	2,360,087

Kakaku.com, Inc.(a)	20,200	529,645

Kaken Pharmaceutical Co., Ltd.(a)	9,200	420,203

Kobe Bussan Co., Ltd.(a)	3,800	208,130

Koito Manufacturing Co., Ltd.	16,600	841,562

Kose Corp.	3,300	401,829

Kotobuki Spirits Co., Ltd.	400	20,430

Kusuri no Aoki Holdings Co., Ltd.	200	16,261

Lasertec Corp.	3,100	252,923

M3, Inc.	9,900	609,779

MonotaRO Co., Ltd.(a)	6,900	341,306

Nihon M&A Center, Inc.	6,500	368,331

Nippon Shinyaku Co., Ltd.(a)	3,800	311,115

Open House Co., Ltd.	13,300	478,916

Oracle Corp.	10,600	1,137,042

Pigeon Corp.(a)	9,600	427,556

Relo Group, Inc.(a)	7,300	174,043

Shin-Etsu Chemical Co., Ltd.	41,400	5,368,701

Shionogi & Co., Ltd.	30,000	1,600,209

TechnoPro Holdings, Inc.	3,600	222,420

Tokyo Electron Ltd.	22,800	5,904,710

ZOZO, Inc.(a)	14,352	398,206

Total Japan		32,100,838

Malaysia – 0.1%

Westports Holdings Bhd	135,300	125,679

Mexico – 0.2%

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B*	17,338	201,680

Kimberly-Clark de Mexico S.A.B. de C.V. Class A	148,846	236,662

Total Mexico		438,342

Netherlands – 4.0%

ASM International N.V.	3,133	449,503

ASML Holding N.V.	20,195	7,452,624

Euronext N.V.(b)	8,314	1,042,213

Total Netherlands		8,944,340

New Zealand – 0.6%

Fisher & Paykel Healthcare Corp., Ltd.	55,580	1,222,286

Mainfreight Ltd.	7,446	226,502

Total New Zealand		1,448,788

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2020

Investments	Shares	Value

Norway – 2.7%

Telenor ASA	363,848	$6,083,836

Philippines – 0.0%

San Miguel Food and Beverage, Inc.	44,250	57,960

Russia – 2.2%

Magnitogorsk Iron & Steel Works PJSC GDR(c)	53,111	345,753

Novatek PJSC GDR(a)(c)	7,108	973,796

PhosAgro PJSC GDR(c)	29,028	349,497

Tatneft PJSC ADR(a)	92,463	3,308,326

Total Russia		4,977,372

Singapore – 0.7%

Singapore Technologies Engineering Ltd.	601,200	1,523,809

South Africa – 0.4%

Clicks Group Ltd.	15,901	211,947

Naspers Ltd. Class N	4,077	723,496

Total South Africa		935,443

South Korea – 0.4%

LG Household & Health Care Ltd.	205	253,818

NCSoft Corp.	777	535,495

POSCO Chemical Co., Ltd.	1,193	85,484

Total South Korea		874,797

Spain – 0.2%

Prosegur Cash S.A.(b)	498,023	408,805

Sweden – 2.4%

Atlas Copco AB Class B	52,848	2,215,483

Beijer Ref AB	8,908	294,810

Epiroc AB Class A	45,198	657,265

Epiroc AB Class B	20,650	287,716

Evolution Gaming Group AB(b)	16,762	1,113,971

Hexpol AB*	48,831	437,842

Lifco AB Class B	5,626	437,193

Total Sweden		5,444,280

Switzerland – 6.5%

Logitech International S.A. , Registered Shares	17,678	1,379,221

Partners Group Holding AG	3,993	3,683,773

Roche Holding AG , Bearer Shares	14,730	5,069,525

Schindler Holding AG , Participation Certificate	4,177	1,143,418

Sika AG , Registered Shares	10,130	2,495,150

Straumann Holding AG , Registered Shares	637	644,800

Temenos AG , Registered Shares	1,768	238,716

Total Switzerland		14,654,603

Taiwan – 3.2%

Accton Technology Corp.	30,000	230,474

Advantech Co., Ltd.	33,496	336,556

Catcher Technology Co., Ltd.	104,000	651,751

Delta Electronics, Inc.	212,000	1,383,468

Eclat Textile Co., Ltd.	15,283	189,441

Feng TAY Enterprise Co., Ltd.	44,620	267,301

Largan Precision Co., Ltd.	5,000	580,070

Micro-Star International Co., Ltd.	99,000	454,630
Investments	Shares	Value

Nanya Technology Corp.	330,000	$655,169

Nien Made Enterprise Co., Ltd.	25,000	296,509

Novatek Microelectronics Corp.	73,000	669,205

President Chain Store Corp.	60,000	544,852

Walsin Technology Corp.	92,000	490,781

Wiwynn Corp.	7,000	157,828

Yulon Nissan Motor Co., Ltd.	29,000	244,320

Total Taiwan		7,152,355

Thailand – 0.7%

Airports of Thailand PCL NVDR	115,900	206,654

Bangkok Dusit Medical Services PCL NVDR	88,200	53,999

Bangkok Expressway & Metro PCL NVDR	329,300	88,853

Carabao Group PCL NVDR	44,300	163,569

Central Pattana PCL NVDR	19,950	26,757

CP ALL PCL*	118,256	224,850

CP ALL PCL NVDR*	44,300	84,231

Energy Absolute PCL NVDR	71,500	88,564

Intouch Holdings PCL NVDR	143,500	232,091

Krungthai Card PCL NVDR	88,200	96,724

Muangthai Capital PCL NVDR*	61,700	95,897

Osotspa PCL NVDR	98,200	108,465

TOA Paint Thailand PCL NVDR(a)	87,800	104,598

VGI PCL NVDR	368,800	73,905

Total Thailand		1,649,157

Turkey – 0.4%

Aselsan Elektronik Sanayi ve Ticaret AS	35,739	89,624

Eregli Demir ve Celik Fabrikalari T.A.S.	502,312	616,794

Ford Otomotiv Sanayi AS	14,938	169,658

Total Turkey		876,076

United Kingdom – 13.4%

AJ Bell PLC	8,293	48,352

Ashmore Group PLC(a)	145,332	673,005

Ashtead Group PLC	47,477	1,718,591

British American Tobacco PLC	378,424	13,588,265

Croda International PLC	12,464	1,007,091

Daily Mail & General Trust PLC Class A Non-Voting Shares	43,684	367,085

Electrocomponents PLC	48,614	447,793

Evraz PLC	1,014,431	4,519,278

Halma PLC	20,111	609,688

Hargreaves Lansdown PLC	55,173	1,114,138

Moneysupermarket.com Group PLC	82,599	285,327

RELX PLC	249,100	5,558,349

Victrex PLC	13,530	320,271

Total United Kingdom		30,257,233
TOTAL COMMON STOCKS (Cost: $203,698,784)		224,845,776

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $1,812,719)	1,812,719	$1,812,719

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $205,511,503)		226,658,495

Other Assets less Liabilities – (0.5)%		(1,159,470)

NET ASSETS – 100.0%		$225,499,025
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,058,466 and the total market value of the collateral held by the Fund was $5,362,352. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,549,633.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020		Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$125,227	$568,218	$676,830	$(55,132)	$38,517	$—	^	$11,247
WisdomTree International Equity Fund	190,736	842,597	1,025,932	(59,835)	52,434	—	^	8,278
Total	$315,963	$1,410,815	$1,702,762	$(114,967)	$90,951	$—		$19,525
^	As of September 30, 2020, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/2/2020	470,705	USD	660,000	AUD	$—	$(2,349)
Canadian Imperial Bank of Commerce	10/6/2020	127,642	USD	989,231	HKD	—	(1)
JP Morgan Chase Bank N.A.	10/2/2020	15,162,862	JPY	143,520	USD	163	—
JP Morgan Chase Bank N.A.	10/2/2020	194,441	USD	151,325	GBP	—	(1,192)
JP Morgan Chase Bank N.A.	10/5/2020	6,841,969	TWD	236,174	USD	65	—
						$228	$(3,542)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$224,845,776	$—	$—	$224,845,776
Investment of Cash Collateral for Securities Loaned	—	1,812,719	—	1,812,719
Total Investments in Securities	$224,845,776	$1,812,719	$—	$226,658,495
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$228	$—	$228
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,542)	$—	$(3,542)
Total – Net	$224,845,776	$1,809,405	$—	$226,655,181
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 8.3%

Abacus Property Group	61,984	$129,283

Charter Hall Group	34,794	309,987

Charter Hall Long Wale REIT	35,206	126,674

Charter Hall Retail REIT	66,042	159,048

Cromwell Property Group(a)	291,581	177,642

Dexus	104,440	665,482

Goodman Group	89,276	1,147,955

GPT Group (The)	179,064	500,542

Growthpoint Properties Australia Ltd.	86,225	207,036

Lendlease Corp., Ltd.	33,565	265,356

Mirvac Group	340,000	531,255

Shopping Centres Australasia Property Group	115,532	177,208

Stockland	349,420	946,688

Vicinity Centres(a)	552,968	544,967

Waypoint REIT(a)	80,283	155,941

Total Australia		6,045,064

Austria – 0.3%

CA Immobilien Anlagen AG	5,865	174,003

S IMMO AG*	4,939	84,096

Total Austria		258,099

Belgium – 1.4%

Aedifica S.A.	1,945	237,660

Befimmo S.A.	3,630	162,394

Cofinimmo S.A.	1,118	168,073

Warehouses De Pauw CVA	11,499	418,823

Total Belgium		986,950

Brazil – 0.4%

BR Malls Participacoes S.A.	153,816	228,686

Multiplan Empreendimentos Imobiliarios S.A.	11,193	38,585

Total Brazil		267,271

Canada – 5.1%

Allied Properties Real Estate Investment Trust	7,736	207,625

Altus Group Ltd.(a)	1,770	73,318

Artis Real Estate Investment Trust	16,870	100,405

Boardwalk Real Estate Investment Trust	2,076	42,662

Canadian Apartment Properties REIT	8,754	304,416

Choice Properties Real Estate Investment Trust	35,057	335,414

Cominar Real Estate Investment Trust	22,582	124,089

Crombie Real Estate Investment Trust	11,454	112,932

CT Real Estate Investment Trust	11,624	121,570

Dream Industrial Real Estate Investment Trust	13,641	115,501

Dream Office Real Estate Investment Trust	5,595	76,024

First Capital Real Estate Investment Trust	20,971	203,469

Granite Real Estate Investment Trust	5,139	297,318

H&R Real Estate Investment Trust	39,938	289,126

Killam Apartment Real Estate Investment Trust	6,829	88,753

Northview Apartment Real Estate Investment Trust	7,697	207,558

NorthWest Healthcare Properties Real Estate Investment Trust	19,547	166,239

RioCan Real Estate Investment Trust	39,368	414,385
Investments	Shares	Value

SmartCentres Real Estate Investment Trust	17,860	$267,415

Summit Industrial Income REIT	10,369	99,673

Tricon Residential, Inc.(a)	10,531	87,039

Total Canada		3,734,931

Chile – 0.1%

Parque Arauco S.A.	36,167	50,453

China – 17.0%

Agile Group Holdings Ltd.	376,000	490,983

China Aoyuan Group Ltd.	135,000	137,787

China Jinmao Holdings Group Ltd.	1,229,000	677,139

China Overseas Grand Oceans Group Ltd.	370,000	211,019

China Overseas Land & Investment Ltd.	951,049	2,380,690

China Resources Land Ltd.	222,000	999,716

China SCE Group Holdings Ltd.	318,000	141,972

China Vanke Co., Ltd. Class H	159,000	485,206

CIFI Holdings Group Co., Ltd.	573,900	422,094

Country Garden Holdings Co., Ltd.(a)	1,013,972	1,240,317

E-House China Enterprise Holdings Ltd.(a)	40,200	45,854

Greentown China Holdings Ltd.	115,000	178,658

Guangzhou R&F Properties Co., Ltd. Class H(a)	282,000	362,416

Hopson Development Holdings Ltd.	76,000	179,262

Kaisa Group Holdings Ltd.	184,000	93,781

KWG Group Holdings Ltd.	261,500	446,068

Logan Group Co., Ltd.	174,000	274,359

Longfor Group Holdings Ltd.(b)	120,000	673,548

Midea Real Estate Holding Ltd.(a)(b)	37,600	88,979

Poly Property Group Co., Ltd.	392,000	108,748

Powerlong Real Estate Holdings Ltd.	190,000	142,439

Ronshine China Holdings Ltd.(a)	54,000	37,905

Seazen Group Ltd.*	196,000	166,410

Shenzhen Investment Ltd.	1,230,000	358,684

Shimao Group Holdings Ltd.	121,000	499,613

Sino-Ocean Group Holding Ltd.	1,200,200	241,589

Sunac China Holdings Ltd.	149,271	581,675

Times China Holdings Ltd.	107,000	148,005

Yuexiu Property Co., Ltd.	1,763,000	343,501

Yuzhou Group Holdings Co., Ltd.	414,000	163,463

Zhenro Properties Group Ltd.(a)	125,700	77,042

Total China		12,398,922

Finland – 0.6%

Citycon Oyj(a)	21,203	167,084

Kojamo Oyj	11,028	237,173

Total Finland		404,257

France – 5.8%

Covivio	9,167	646,056

Cromwell European Real Estate Investment Trust(a)	359,400	204,404

Gecina S.A.	6,395	845,149

ICADE	9,119	512,428

Klepierre S.A.(a)	48,640	683,597

Mercialys S.A.	20,183	111,380

Nexity S.A.	7,459	227,242

Unibail-Rodamco-Westfield(a)	26,324	972,368

Total France		4,202,624

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2020

Investments	Shares	Value

Germany – 6.9%

alstria office REIT-AG	13,491	$187,628

Deutsche Wohnen SE , Bearer Shares	20,872	1,044,862

LEG Immobilien AG	5,123	731,712

PATRIZIA AG	3,355	91,471

TAG Immobilien AG	12,333	372,260

Vonovia SE	37,881	2,602,192

Total Germany		5,030,125

Hong Kong – 19.5%

Champion REIT	741,000	367,154

Hang Lung Group Ltd.	135,649	308,405

Hang Lung Properties Ltd.	437,283	1,104,774

Henderson Land Development Co., Ltd.	513,915	1,893,196

Hui Xian REIT	791,634	172,645

Hysan Development Co., Ltd.	117,115	349,834

Kowloon Development Co., Ltd.	66,000	80,563

Link REIT	164,214	1,334,901

New World Development Co., Ltd.	279,013	1,350,063

Sino Land Co., Ltd.	709,735	824,208

Sun Hung Kai Properties Ltd.	286,310	3,649,991

Sunlight Real Estate Investment Trust	212,000	95,195

Swire Pacific Ltd. Class A	97,778	469,334

Swire Pacific Ltd. Class B	202,500	167,748

Swire Properties Ltd.	496,341	1,306,498

Wharf Holdings Ltd. (The)	269,872	536,958

Yuexiu Real Estate Investment Trust	446,900	207,592

Total Hong Kong		14,219,059

India – 0.1%

DLF Ltd.	28,808	59,603

Israel – 1.0%

Alony Hetz Properties & Investments Ltd.	15,058	148,366

Amot Investments Ltd.	42,585	195,226

Azrieli Group Ltd.	5,089	227,646

Gazit-Globe Ltd.	20,054	81,264

Melisron Ltd.	2,599	83,966

Total Israel		736,468

Japan – 8.3%

Aeon Mall Co., Ltd.(a)	12,430	173,853

Daibiru Corp.	4,400	50,867

Daito Trust Construction Co., Ltd.(a)	8,300	733,024

Daiwa House Industry Co., Ltd.	52,900	1,352,201

Hulic Co., Ltd.	39,500	368,312

Ichigo, Inc.	27,300	78,902

Invesco Office J-REIT, Inc.	832	114,633

Invincible Investment Corp.	633	187,147

Japan Hotel REIT Investment Corp.(a)	439	215,070

Katitas Co., Ltd.	2,700	76,013

Kenedix, Inc.	15,300	80,030

Mitsubishi Estate Co., Ltd.	50,889	765,288

Mitsui Fudosan Co., Ltd.	40,708	704,569

Nomura Real Estate Holdings, Inc.(a)	14,065	265,760

Open House Co., Ltd.	6,100	219,653
Investments	Shares	Value

Relo Group, Inc.(a)	3,600	$85,830

Sumitomo Realty & Development Co., Ltd.	8,979	263,933

Tokyo Tatemono Co., Ltd.	13,200	160,481

Tokyu Fudosan Holdings Corp.	38,168	163,117

Total Japan		6,058,683

Malaysia – 0.5%

IGB Real Estate Investment Trust	200,900	87,989

KLCCP Stapled Group	55,400	102,921

Sunway Bhd	4,385	1,446

Sunway Real Estate Investment Trust	184,596	69,298

Wing Tai Holdings Ltd.	78,300	99,804

Total Malaysia		361,458

Mexico – 1.2%

Concentradora Fibra Danhos S.A. de C.V.	187,224	171,825

Fibra Uno Administracion S.A. de C.V.	515,843	408,688

PLA Administradora Industrial S de RL de C.V.	156,914	217,504

Prologis Property Mexico S.A. de C.V.	49,052	95,323

Total Mexico		893,340

Netherlands – 0.1%

Eurocommercial Properties N.V. CVA(a)	9,167	106,422

New Zealand – 0.4%

Goodman Property Trust	112,540	174,814

Precinct Properties New Zealand Ltd.	105,222	117,542

Total New Zealand		292,356

Norway – 0.3%

Entra ASA(a)(b)	14,343	201,580

Philippines – 0.4%

Ayala Land, Inc.	154,300	94,528

Megaworld Corp.*	550,400	33,605

Robinsons Land Corp.	121,547	35,602

SM Prime Holdings, Inc.	251,275	152,382

Total Philippines		316,117

Singapore – 11.2%

Ascendas India Trust	108,100	108,488

Ascendas Real Estate Investment Trust	378,753	898,952

Ascott Residence Trust	273,988	178,631

CapitaLand Commercial Trust	394,675	474,154

CapitaLand Ltd.	326,589	648,345

CapitaLand Mall Trust	373,086	527,475

CapitaLand Retail China Trust	177,195	144,082

CDL Hospitality Trusts	160,500	123,453

City Developments Ltd.	41,903	233,596

ESR-REIT(a)	567,200	159,968

Frasers Centrepoint Trust(a)	96,318	168,632

Frasers Logistics & Commercial Trust	469,300	477,860

GuocoLand Ltd.	49,000	53,842

Keppel DC REIT	145,004	309,107

Keppel REIT	366,000	286,880

Manulife US Real Estate Investment Trust	269,972	199,779

Mapletree Commercial Trust	273,120	388,142

Mapletree Industrial Trust	212,418	499,496

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2020

Investments	Shares	Value

Mapletree Logistics Trust	389,475	$582,030

Mapletree North Asia Commercial Trust	453,100	310,342

OUE Commercial Real Estate Investment Trust	410,500	106,752

Parkway Life Real Estate Investment Trust	61,500	186,964

SPH REIT(a)	285,700	185,221

Starhill Global REIT	314,384	101,332

Suntec Real Estate Investment Trust	332,428	353,103

UOL Group Ltd.	45,200	220,189

Yanlord Land Group Ltd.	249,100	206,200

Total Singapore		8,133,015

South Africa – 1.0%

Growthpoint Properties Ltd.	652,731	479,374

Hyprop Investments Ltd.	75,354	74,044

Resilient REIT Ltd.(a)	47,234	104,407

Vukile Property Fund Ltd.	202,733	59,313

Total South Africa		717,138

Spain – 0.7%

Inmobiliaria Colonial Socimi S.A.	21,596	178,665

Merlin Properties Socimi S.A.	32,875	274,675

Metrovacesa S.A.*(b)	12,642	81,535

Total Spain		534,875

Sweden – 2.1%

Atrium Ljungberg AB Class B	7,196	117,870

Castellum AB	18,888	430,520

Catena AB	1,418	62,978

Dios Fastigheter AB	11,503	81,614

Fabege AB	13,103	181,978

Hufvudstaden AB Class A	9,729	135,771

Klovern AB Class B	47,907	88,534

Sagax AB Class B	6,850	120,009

Samhallsbyggnadsbolaget i Norden AB(a)	52,383	159,080

Wihlborgs Fastigheter AB	8,908	176,667

Total Sweden		1,555,021

Switzerland – 1.7%

Allreal Holding AG , Registered Shares	1,303	281,661

PSP Swiss Property AG , Registered Shares	2,931	355,708

Swiss Prime Site AG , Registered Shares	6,852	623,485

Total Switzerland		1,260,854

Taiwan – 0.5%

Highwealth Construction Corp.	228,921	339,880

Thailand – 0.9%

Central Pattana PCL NVDR	53,774	72,123

CPN Retail Growth Leasehold REIT(a)	161,900	124,666

Frasers Property Thailand Industrial REIT(a)	114,200	51,536

Land & Houses PCL NVDR	651,811	139,876

Pruksa Holding PCL NVDR	198,100	67,518

Supalai PCL NVDR	142,700	69,802

Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	138,500	72,992

WHA Corp. PCL NVDR	515,400	45,868

Total Thailand		644,381
Investments	Shares	Value

United Kingdom – 3.5%

Assura PLC	204,574	$204,173

Big Yellow Group PLC	10,789	145,059

Capital & Counties Properties PLC	9,610	13,902

CLS Holdings PLC	26,375	72,628

Derwent London PLC	4,999	166,092

Grainger PLC	28,915	111,097

Great Portland Estates PLC	10,569	81,845

Londonmetric Property PLC	62,405	179,103

Primary Health Properties PLC	72,264	138,640

Safestore Holdings PLC	11,325	114,199

Secure Income REIT PLC(a)	28,979	99,654

Segro PLC	58,057	699,823

Shaftesbury PLC	12,330	79,255

Tritax Big Box REIT PLC	155,660	311,918

Workspace Group PLC	14,903	103,751

Total United Kingdom		2,521,139
TOTAL COMMON STOCKS (Cost: $85,247,056)		72,330,085

RIGHTS – 0.0%

Thailand – 0.0%

CPN Real Estate Investment Trust* (Cost: $0)	40,343	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%

United States – 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $1,876,147)	1,876,147	1,876,147

TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $87,123,203)		74,206,232

Other Assets less Liabilities – (1.9)%		(1,399,946)

NET ASSETS – 100.0%		$72,806,286
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,608,962 and the total market value of the collateral held by the Fund was $4,895,035. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,018,888.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/1/2020	20,442	AUD	14,493	USD	$158	$—
UBS AG	10/1/2020	26,190	EUR	30,584	USD	128	—
UBS AG	10/1/2020	49,652	ILS	14,340	USD	177	—
UBS AG	10/1/2020	1,577,030	JPY	14,964	USD	—	(20)
UBS AG	10/1/2020	322,850	MXN	14,420	USD	204	—
UBS AG	10/1/2020	19,994	SGD	14,573	USD	74	—
						$741	$(20)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$72,330,085	$—	$—	$72,330,085
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	1,876,147	—	1,876,147
Total Investments in Securities	$72,330,085	$1,876,147	$—	$74,206,232
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$741	$—	$741
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(20)	$—	$(20)
Total — Net	$72,330,085	$1,876,868	$—	$74,206,953
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 3.4%

AGL Energy Ltd.	3,460	$33,777

Atlas Arteria Ltd.(a)	2,908	12,652

AusNet Services(a)	22,699	30,587

Australia & New Zealand Banking Group Ltd.	10,072	124,313

Bendigo & Adelaide Bank Ltd.(a)	2,136	9,247

BHP Group Ltd.	13,195	336,687

BHP Group PLC	10,746	229,753

Coca-Cola Amatil Ltd.	3,702	25,207

Commonwealth Bank of Australia	5,453	248,616

Fortescue Metals Group Ltd.	12,627	147,521

Macquarie Group Ltd.	1,120	95,986

Medibank Pvt Ltd.	5,355	9,634

National Australia Bank Ltd.	10,220	130,022

Nine Entertainment Co. Holdings Ltd.(a)	12,057	15,080

Orora Ltd.	5,247	9,026

QBE Insurance Group Ltd.	3,321	20,495

Rio Tinto Ltd.(a)	1,657	112,019

Spark Infrastructure Group	16,712	24,555

Suncorp Group Ltd.(a)	5,158	31,240

Telstra Corp., Ltd.	37,365	74,452

Transurban Group(a)	8,381	84,760

Wesfarmers Ltd.	4,565	145,341

Westpac Banking Corp.	12,691	153,181

Woodside Petroleum Ltd.	4,306	54,258

Total Australia		2,158,409

Austria – 0.2%

Andritz AG	328	10,139

BAWAG Group AG(b)	508	18,348

Erste Group Bank AG*	1,346	28,213

Oesterreichische Post AG(a)	401	13,496

Raiffeisen Bank International AG	979	15,005

UNIQA Insurance Group AG	1,583	9,560

Vienna Insurance Group AG Wiener Versicherung Gruppe	222	4,941

Total Austria		99,702

Belgium – 0.1%

Ageas S.A./N.V.	581	23,751

Proximus SADP	1,485	27,122

Solvay S.A.(a)	372	32,045

Total Belgium		82,918

Brazil – 0.3%

Banco Santander Brasil S.A.	2,890	14,336

BR Malls Participacoes S.A.	8,208	12,203

Cia Siderurgica Nacional S.A.	10,414	30,486

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,180	8,988

Itau Unibanco Holding S.A.	5,248	19,907

Itausa – Investimentos Itau S.A.	10,043	18,103

Klabin S.A.	8,556	36,128

Petrobras Distribuidora S.A.	5,062	18,096

Porto Seguro S.A.	610	5,222
Investments	Shares	Value

Transmissora Alianca de Energia Eletrica S.A.	4,537	$22,506

YDUQS Participacoes S.A.	1,570	7,635

Total Brazil		193,610

Canada – 3.2%

AltaGas Ltd.(a)	1,491	17,949

Bank of Montreal	1,691	98,542

Bank of Nova Scotia (The)(a)	3,078	127,475

BCE, Inc.	3,410	140,970

Canadian Imperial Bank of Commerce(a)	1,191	88,744

Canadian Natural Resources Ltd.	4,537	72,483

Canadian Utilities Ltd. Class A(a)	1,135	26,987

Capital Power Corp.(a)	525	11,551

Chartwell Retirement Residences	1,487	11,244

Emera, Inc.(a)	1,456	59,624

Enbridge, Inc.	10,077	293,465

Gibson Energy, Inc.(a)	785	12,682

Great-West Lifeco, Inc.	2,615	50,939

Husky Energy, Inc.(a)	847	1,953

Hydro One Ltd.(a)(b)	2,210	46,690

IGM Financial, Inc.(a)	1,158	26,467

Inter Pipeline Ltd.(a)	2,385	23,337

Manulife Financial Corp.	4,092	56,735

Methanex Corp.	435	10,574

National Bank of Canada	999	49,466

Northland Power, Inc.(a)	610	18,395

Pembina Pipeline Corp.(a)	2,107	44,577

Power Corp. of Canada(a)	4,435	86,625

Royal Bank of Canada	3,141	219,841

Suncor Energy, Inc.	5,732	69,775

TC Energy Corp.(a)	3,143	131,532

TELUS Corp.	4,446	77,986

Toronto-Dominion Bank (The)(a)	4,012	185,169

TransAlta Renewables, Inc.(a)	2,320	29,058

Total Canada		2,090,835

Chile – 0.1%

Cia Cervecerias Unidas S.A.	2,008	12,923

Colbun S.A.	135,327	21,798

Total Chile		34,721

China – 4.0%

Agile Group Holdings Ltd.	16,000	20,893

Agricultural Bank of China Ltd. Class H	175,074	54,668

Anhui Conch Cement Co., Ltd. Class H	7,000	48,142

Bank of China Ltd. Class H	414,366	128,320

Bank of Communications Co., Ltd. Class H	134,125	64,380

Beijing Enterprises Water Group Ltd.*	32,000	12,387

BOC Hong Kong Holdings Ltd.	34,500	90,813

CGN Power Co., Ltd. Class H(b)	52,000	10,668

China CITIC Bank Corp., Ltd. Class H	50,000	19,290

China Communications Construction Co., Ltd. Class H	36,000	18,813

China Construction Bank Corp. Class H	486,536	315,150

China Everbright Environment Group Ltd.	25,000	14,194

China Jinmao Holdings Group Ltd.	32,000	17,631

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

China Minsheng Banking Corp., Ltd. Class H	33,000	$17,288

China Mobile Ltd.	71,000	453,026

China Petroleum & Chemical Corp. Class H	308,000	123,597

China Power International Development Ltd.	100,000	18,452

China Shenhua Energy Co., Ltd. Class H	27,000	48,426

China Vanke Co., Ltd. Class H	6,400	19,530

CIFI Holdings Group Co., Ltd.	36,000	26,477

CITIC Ltd.	97,000	71,217

CNOOC Ltd.	208,415	200,347

COSCO Shipping Ports Ltd.	20,000	11,406

Country Garden Holdings Co., Ltd.(a)	42,668	52,193

Far East Horizon Ltd.	16,000	12,965

Fosun International Ltd.	39,000	45,290

Great Wall Motor Co., Ltd. Class H	28,000	35,515

Guangzhou Automobile Group Co., Ltd. Class H	30,000	24,968

Hengan International Group Co., Ltd.	5,000	36,290

Industrial & Commercial Bank of China Ltd. Class H	356,000	184,661

Kingboard Holdings Ltd.	8,000	26,323

KWG Group Holdings Ltd.	17,500	29,852

Lee & Man Paper Manufacturing Ltd.	13,000	9,394

Longfor Group Holdings Ltd.(b)	8,000	44,903

Midea Real Estate Holding Ltd.(a)(b)	3,600	8,519

Nine Dragons Paper Holdings Ltd.	25,000	31,355

PetroChina Co., Ltd. Class H	132,000	38,663

Postal Savings Bank of China Co., Ltd. Class H(b)	28,000	11,742

Shenzhen Investment Ltd.	34,000	9,915

Shimao Group Holdings Ltd.	7,000	28,903

Sinotruk Hong Kong Ltd.(a)	12,000	30,751

Weichai Power Co., Ltd. Class H	18,000	36,046

Xinyi Glass Holdings Ltd.	22,000	44,227

Yuexiu Property Co., Ltd.	102,000	19,873

Yuzhou Group Holdings Co., Ltd.	41,700	16,465

Total China		2,583,928

Czech Republic – 0.0%

O2 Czech Republic AS*	1,920	18,244

Denmark – 0.2%

Danske Bank A/S*	5,036	68,308

H. Lundbeck A/S	1,079	35,611

Topdanmark A/S	499	24,133

Total Denmark		128,052

Finland – 0.9%

Elisa Oyj	841	49,586

Fortum Oyj	4,167	84,413

Kesko Oyj Class B	1,181	30,468

Nokian Renkaat Oyj	390	11,045

Nordea Bank Abp*	25,157	192,008

Sampo Oyj Class A	2,488	98,584

Stora Enso Oyj Class R	2,111	33,110

UPM-Kymmene Oyj	2,157	65,739

Wartsila Oyj Abp(a)	2,291	18,048

Total Finland		583,001
Investments	Shares	Value

France – 1.5%

AXA S.A.	7,448	$137,786

Cie Generale des Etablissements Michelin SCA	526	56,574

CNP Assurances*	1,896	23,745

Covivio	328	23,116

Eutelsat Communications S.A.	1,758	17,152

ICADE	450	25,287

Imerys S.A.	613	22,830

Klepierre S.A.(a)	1,521	21,377

Nexity S.A.	267	8,134

Orange S.A.	9,934	103,491

Publicis Groupe S.A.	1,244	40,233

Societe BIC S.A.	396	20,785

Suez S.A.	1,817	33,676

TOTAL SE(a)	11,368	389,256

Valeo S.A.	754	23,210

Veolia Environnement S.A.	1,589	34,323

Total France		980,975

Germany – 3.7%

Allianz SE , Registered Shares	1,083	207,794

BASF SE	3,534	215,413

Bayer AG , Registered Shares	3,298	206,171

Bayerische Motoren Werke AG	2,596	188,710

Continental AG	642	69,623

Covestro AG(b)	788	39,133

Daimler AG , Registered Shares	5,831	314,775

Deutsche Post AG , Registered Shares	3,471	158,334

Deutsche Telekom AG , Registered Shares	16,611	278,353

DWS Group GmbH & Co. KGaA*(b)	143	4,929

E.ON SE	7,672	84,820

Evonik Industries AG	1,981	51,339

Hochtief AG	259	20,182

Muenchener Rueckversicherungs – Gesellschaft AG , Registered Shares	427	108,456

Siemens AG , Registered Shares	2,538	321,071

Siemens Energy AG*	1,269	34,226

Siltronic AG	225	20,216

Telefonica Deutschland Holding AG	22,204	56,996

TUI AG	1,045	3,970

Wacker Chemie AG	59	5,736

Total Germany		2,390,247

Hong Kong – 0.9%

Chow Tai Fook Jewellery Group Ltd.	17,200	22,415

CLP Holdings Ltd.	7,000	65,032

Hang Lung Group Ltd.	9,000	20,462

Hang Seng Bank Ltd.	5,000	73,613

Henderson Land Development Co., Ltd.	16,100	59,310

Kingboard Laminates Holdings Ltd.	12,000	16,413

New World Development Co., Ltd.	7,118	34,442

Pacific Century Premium Developments Ltd.*	8,424	2,207

PCCW Ltd.	60,000	35,768

Power Assets Holdings Ltd.	9,000	47,148

Sino Land Co., Ltd.	26,000	30,194

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

Sun Hung Kai Properties Ltd.	9,000	$114,735

Swire Pacific Ltd. Class A	4,000	19,200

Wharf Holdings Ltd. (The)	5,519	10,981

Total Hong Kong		551,920

India – 0.3%

Bharat Petroleum Corp., Ltd.	5,124	24,519

Bharti Infratel Ltd.	8,211	19,509

Hindustan Petroleum Corp., Ltd.	5,856	14,339

Indian Oil Corp., Ltd.	21,736	21,771

Power Grid Corp. of India Ltd.	8,464	18,636

REC Ltd.	7,520	10,101

Vedanta Ltd.	34,017	63,119

Total India		171,994

Indonesia – 0.1%

Hanjaya Mandala Sampoerna Tbk PT	87,900	8,270

Telekomunikasi Indonesia Persero Tbk PT	244,700	42,099

United Tractors Tbk PT	16,600	25,436

Total Indonesia		75,805

Israel – 0.0%

Bank Leumi Le-Israel BM	4,957	21,855

ICL Group Ltd.	1,373	4,866

Total Israel		26,721

Italy – 1.2%

ACEA SpA	1,218	25,681

Assicurazioni Generali SpA	3,199	45,110

Azimut Holding SpA	1,147	20,740

Enel SpA	33,421	290,720

Eni SpA	17,034	133,592

Italgas SpA	1,244	7,856

Mediobanca Banca di Credito Finanziario SpA	2,366	18,584

Poste Italiane SpA(b)	4,672	41,462

Snam SpA	14,304	73,619

Telecom Italia SpA RSP	20,860	8,434

Terna Rete Elettrica Nazionale SpA	9,139	64,022

UnipolSai Assicurazioni SpA	12,206	31,862

Total Italy		761,682

Japan – 4.8%

AEON Financial Service Co., Ltd.	1,100	9,934

Aisin Seiki Co., Ltd.	1,500	47,617

Bridgestone Corp.	1,700	53,434

Canon, Inc.	5,900	97,644

Concordia Financial Group Ltd.(a)	5,000	17,294

Denka Co., Ltd.	500	15,138

DIC Corp.	500	12,404

ENEOS Holdings, Inc.	13,000	46,195

Fukuoka Financial Group, Inc.	900	15,044

Haseko Corp.(a)	1,900	24,846

Honda Motor Co., Ltd.	5,300	124,226

ITOCHU Corp.(a)	4,842	123,195

Japan Post Holdings Co., Ltd.	13,300	90,213

Japan Post Insurance Co., Ltd.	2,000	31,290

Japan Tobacco, Inc.	10,200	185,578
Investments	Shares	Value

Kansai Electric Power Co., Inc. (The)	2,900	$28,030

KDDI Corp.	6,900	173,661

Komatsu Ltd.	3,500	76,613

Konica Minolta, Inc.(a)	2,300	6,451

Lawson, Inc.	400	19,028

Marubeni Corp.(a)	7,669	43,203

Matsui Securities Co., Ltd.(a)	1,600	14,282

Mebuki Financial Group, Inc.	9,600	21,651

Mitsubishi Chemical Holdings Corp.	6,300	36,159

Mitsubishi Corp.(a)	5,700	135,708

Mitsubishi Gas Chemical Co., Inc.	1,600	29,504

Mitsubishi UFJ Financial Group, Inc.	34,300	135,243

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	1,800	8,273

Mitsui Chemicals, Inc.	1,000	24,031

Mizuho Financial Group, Inc.(a)	7,030	87,300

MS&AD Insurance Group Holdings, Inc.(a)	1,500	40,140

Nikon Corp.(a)	1,700	11,405

Nippon Electric Glass Co., Ltd.	1,100	20,409

NSK Ltd.	2,600	19,735

NTT DOCOMO, Inc.(a)	10,500	386,549

SBI Holdings, Inc.	800	20,567

Seiko Epson Corp.(a)	1,700	19,412

Sekisui House Ltd.	2,100	36,963

Shimizu Corp.	4,900	36,635

Showa Denko K.K.	900	16,392

Softbank Corp.(a)	20,500	228,738

Sojitz Corp.(a)	10,900	24,583

Subaru Corp.	3,000	57,766

SUMCO Corp.	1,600	22,363

Sumitomo Corp.(a)	5,186	61,846

Sumitomo Mitsui Financial Group, Inc.(a)	3,800	105,055

Sumitomo Rubber Industries Ltd.	1,700	15,674

Takeda Pharmaceutical Co., Ltd.	5,600	198,677

Tosoh Corp.	1,300	21,003

Ube Industries Ltd.	700	11,747

Yamaha Motor Co., Ltd.	1,700	24,518

Total Japan		3,113,366

Malaysia – 0.3%

AMMB Holdings Bhd	18,400	13,284

CIMB Group Holdings Bhd	49,200	36,466

DiGi.Com Bhd	30,400	29,482

Malayan Banking Bhd	30,800	53,514

MISC Bhd	5,100	9,205

Petronas Gas Bhd	4,600	18,176

RHB Bank Bhd	14,300	15,726

Total Malaysia		175,853

Mexico – 0.2%

Alfa S.A.B. de C.V. Class A	859	533

Grupo Financiero Banorte S.A.B. de C.V. Class O*	10,305	35,766

Grupo Mexico S.A.B. de C.V. Series B	26,635	67,867

Industrias Penoles S.A.B. de C.V.	230	3,723

Total Mexico		107,889

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

Netherlands – 0.4%

ABN AMRO Bank N.V. CVA(b)	4,605	$38,621

Koninklijke Ahold Delhaize N.V.	3,948	116,898

Koninklijke KPN N.V.	14,824	34,889

NN Group N.V.	1,243	46,716

Total Netherlands		237,124

New Zealand – 0.2%

Mercury NZ Ltd.	8,264	27,859

Meridian Energy Ltd.	12,194	39,898

Spark New Zealand Ltd.	10,874	33,782

Vector Ltd.	3,468	9,834

Total New Zealand		111,373

Norway – 0.7%

Aker ASA Class A	224	9,643

Aker BP ASA	1,799	28,052

DNB ASA	4,538	62,711

Equinor ASA	13,550	192,318

Gjensidige Forsikring ASA	1,211	24,513

Mowi ASA	2,371	42,027

Telenor ASA	5,994	100,225

Total Norway		459,489

Philippines – 0.1%

DMCI Holdings, Inc.	90,800	7,492

Manila Electric Co.	2,750	15,372

PLDT, Inc.	785	21,681

Total Philippines		44,545

Portugal – 0.2%

EDP – Energias de Portugal S.A.	15,476	76,131

Galp Energia, SGPS, S.A.	2,515	23,334

NOS, SGPS, S.A.	4,968	17,652

Total Portugal		117,117

Russia – 1.8%

Gazprom Neft PJSC ADR	913	17,219

Gazprom PJSC ADR	56,171	244,569

Lukoil PJSC ADR	2,757	159,575

Magnit PJSC GDR(c)	4,193	62,560

Magnitogorsk Iron & Steel Works PJSC GDR(c)	5,133	33,416

MMC Norilsk Nickel PJSC ADR	8,487	204,961

Mobile TeleSystems PJSC ADR	6,637	57,941

Rosneft Oil Co. PJSC GDR(c)	9,386	46,151

Sberbank of Russia PJSC ADR	17,476	204,207

Tatneft PJSC ADR	3,999	143,084

Total Russia		1,173,683

Singapore – 0.7%

DBS Group Holdings Ltd.	6,700	97,720

Genting Singapore Ltd.	44,200	21,694

NetLink NBN Trust	30,800	21,998

Olam International Ltd.	16,500	15,230

Oversea-Chinese Banking Corp., Ltd.	10,754	66,331

Singapore Technologies Engineering Ltd.	10,500	26,613

Singapore Telecommunications Ltd.	80,400	124,861
Investments	Shares	Value

United Overseas Bank Ltd.	3,713	$51,761

Total Singapore		426,208

South Africa – 0.2%

African Rainbow Minerals Ltd.(a)	1,761	20,429

Kumba Iron Ore Ltd.	741	22,018

Old Mutual Ltd.	30,610	19,012

Sanlam Ltd.	7,785	24,265

SPAR Group Ltd. (The)	1,759	20,000

Telkom S.A. SOC Ltd.	2,859	4,496

Vodacom Group Ltd.	5,168	38,193

Total South Africa		148,413

South Korea – 0.5%

Hana Financial Group, Inc.	1,855	44,571

Hyundai Heavy Industries Holdings Co., Ltd.	69	12,862

Industrial Bank of Korea	338	2,315

KB Financial Group, Inc.	1,672	53,684

KT&G Corp.	571	40,231

Meritz Securities Co., Ltd.	1,898	5,266

POSCO	459	76,925

Samsung Fire & Marine Insurance Co., Ltd.	170	26,456

SK Telecom Co., Ltd.	218	44,364

Woori Financial Group, Inc.	3,517	25,803

Total South Korea		332,477

Spain – 1.4%

Acciona S.A.(a)	121	13,167

ACS Actividades de Construccion y Servicios S.A.	1,633	37,083

Aena SME S.A.*(b)	498	69,669

Bankia S.A.	12,812	18,652

Bankinter S.A.(a)	4,486	19,343

CaixaBank S.A.	25,703	54,645

Cia de Distribucion Integral Logista Holdings S.A.	979	16,761

Endesa S.A.	5,369	143,737

Iberdrola S.A.	20,447	252,000

Mediaset Espana Comunicacion S.A.*	2,515	9,349

Naturgy Energy Group S.A.	4,140	83,114

Prosegur Cash S.A.(b)	11,316	9,289

Red Electrica Corp. S.A.	3,177	59,664

Repsol S.A.	8,489	56,960

Telefonica S.A.	19,488	67,118

Zardoya Otis S.A.	2,274	13,893

Total Spain		924,444

Sweden – 0.3%

Intrum AB	692	17,072

Lundin Energy AB(a)	1,186	23,654

Svenska Handelsbanken AB Class A*	7,443	62,637

Telia Co. AB	20,028	82,462

Total Sweden		185,825

Switzerland – 1.4%

ABB Ltd. , Registered Shares	6,872	175,400

Adecco Group AG , Registered Shares	399	21,141

Kuehne + Nagel International AG , Registered Shares	486	94,846

LafargeHolcim Ltd. , Registered Shares*	1,594	72,851

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

Sunrise Communications Group AG*(b)	221	$26,219

Swiss Re AG	1,099	81,676

Swisscom AG , Registered Shares	166	88,280

UBS Group AG , Registered Shares	14,748	165,338

Zurich Insurance Group AG	434	151,493

Total Switzerland		877,244

Taiwan – 2.5%

Asia Cement Corp.	27,000	38,689

China Steel Corp.	86,000	60,724

Chunghwa Telecom Co., Ltd.	18,000	66,501

Compal Electronics, Inc.	62,000	40,781

CTBC Financial Holding Co., Ltd.	99,480	63,201

Delta Electronics, Inc.	12,000	78,309

Far Eastern New Century Corp.	39,000	34,069

First Financial Holding Co., Ltd.	67,610	47,973

Formosa Chemicals & Fibre Corp.	37,000	86,489

Formosa Plastics Corp.	33,000	89,559

Fubon Financial Holding Co., Ltd.	25,195	36,450

Hon Hai Precision Industry Co., Ltd.	83,000	221,815

Lite-On Technology Corp.	22,000	35,018

Mega Financial Holding Co., Ltd.	70,941	68,095

Micro-Star International Co., Ltd.	5,000	22,961

Nan Ya Plastics Corp.	52,000	106,830

Nanya Technology Corp.	14,000	27,795

Novatek Microelectronics Corp.	6,000	55,003

Pegatron Corp.	18,680	41,150

Pou Chen Corp.	24,000	21,670

Powertech Technology, Inc.	9,000	26,818

Quanta Computer, Inc.	24,210	63,196

SinoPac Financial Holdings Co., Ltd.	76,559	28,681

Taiwan Cement Corp.	50,850	72,688

Taiwan Mobile Co., Ltd.	12,800	42,693

Walsin Technology Corp.	5,000	26,673

Wistron Corp.	22,000	22,637

Yageo Corp.	4,000	48,546

Yuanta Financial Holding Co., Ltd.	68,320	41,989

Total Taiwan		1,617,003

Thailand – 0.2%

Delta Electronics Thailand PCL NVDR	3,600	17,780

Indorama Ventures PCL NVDR	800	533

IRPC PCL NVDR	230,900	13,991

Krung Thai Bank PCL NVDR	26,600	7,429

Land & Houses PCL NVDR	72,000	15,451

PTT Exploration & Production PCL NVDR	6,800	16,953

PTT PCL NVDR	43,100	43,525

Siam Cement PCL (The) NVDR	1,700	17,275

TMB Bank PCL NVDR	254,400	7,145

Total Thailand		140,082

Turkey – 0.1%

Ford Otomotiv Sanayi AS	1,991	22,613

Iskenderun Demir ve Celik AS	27,316	25,493

Turkcell Iletisim Hizmetleri AS	9,201	18,153

Total Turkey		66,259
Investments	Shares	Value

United Kingdom – 4.9%

Admiral Group PLC	1,325	$44,725

Anglo American PLC	5,799	140,628

BAE Systems PLC	11,514	71,747

BP PLC	108,793	316,738

British American Tobacco PLC	14,144	507,876

easyJet PLC	1,572	10,194

Evraz PLC	15,555	69,297

Fiat Chrysler Automobiles N.V.*	6,004	73,701

GlaxoSmithKline PLC	19,706	369,910

Imperial Brands PLC	8,178	144,579

Jupiter Fund Management PLC	4,135	11,974

Legal & General Group PLC	23,568	57,388

National Grid PLC	14,872	171,078

Persimmon PLC	2,745	87,760

Phoenix Group Holdings PLC	4,145	36,878

Rio Tinto PLC	6,412	385,915

Royal Dutch Shell PLC Class A(a)	22,844	284,666

Schroders PLC	563	19,616

SSE PLC	6,501	101,526

St. James’s Place PLC	2,181	26,250

Standard Life Aberdeen PLC	9,063	26,480

United Utilities Group PLC	2,757	30,503

Vodafone Group PLC	108,282	143,739

Total United Kingdom		3,133,168

United States – 58.4%

3M Co.	4,101	656,898

AbbVie, Inc.	17,049	1,493,322

AES Corp. (The)	4,769	86,367

Altria Group, Inc.	28,705	1,109,161

American Campus Communities, Inc.	893	31,184

American Electric Power Co., Inc.	2,980	243,555

American Financial Group, Inc.	456	30,543

Amgen, Inc.	3,573	908,114

Antero Midstream Corp.	10,261	55,102

Apache Corp.	3,560	33,713

Apartment Investment & Management Co. Class A	685	23,098

Apollo Global Management, Inc.	1,577	70,571

Archer-Daniels-Midland Co.	3,883	180,521

Ares Management Corp. Class A	537	21,706

Associated Banc-Corp.	1,246	15,724

AT&T, Inc.	77,434	2,207,643

Avangrid, Inc.	2,193	110,659

Avista Corp.	419	14,296

Bank OZK	738	15,734

Blackstone Group, Inc. (The) Class A	4,378	228,532

Boston Properties, Inc.	702	56,371

Bristol-Myers Squibb Co.	10,237	617,189

Brixmor Property Group, Inc.	3,046	35,608

Broadcom, Inc.	3,074	1,119,920

Cabot Corp.	618	22,267

Cadence BanCorp	889	7,636

Camden Property Trust	430	38,261

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

Campbell Soup Co.	1,760	$85,131

Cardinal Health, Inc.	2,484	116,624

CareTrust REIT, Inc.	464	8,257

Cathay General Bancorp	537	11,642

CenterPoint Energy, Inc.	3,787	73,278

CenturyLink, Inc.	23,999	242,150

Chemours Co. (The)	2,501	52,296

Chevron Corp.	15,390	1,108,080

Cisco Systems, Inc.	26,031	1,025,361

Citizens Financial Group, Inc.	2,447	61,860

CNA Financial Corp.	2,881	86,401

Coca-Cola Co. (The)	24,830	1,225,857

Cohen & Steers, Inc.	604	33,667

Columbia Banking System, Inc.	290	6,916

Comerica, Inc.	997	38,135

Consolidated Edison, Inc.	2,037	158,479

CoreSite Realty Corp.	188	22,349

Corporate Office Properties Trust	543	12,880

Crown Castle International Corp.	1,993	331,834

CubeSmart	1,064	34,378

Cullen/Frost Bankers, Inc.(a)	323	20,656

Cummins, Inc.	978	206,514

CVB Financial Corp.	692	11,508

Delek U.S. Holdings, Inc.	516	5,743

Digital Realty Trust, Inc.	985	144,559

Dominion Energy, Inc.	6,753	533,014

DTE Energy Co.	1,009	116,075

Duke Energy Corp.	5,528	489,560

DuPont de Nemours, Inc.	7,181	398,402

Eastman Chemical Co.	1,090	85,151

Eaton Vance Corp.	699	26,667

Edison International	2,407	122,372

Emerson Electric Co.	3,533	231,659

Entergy Corp.	1,154	113,704

Equitrans Midstream Corp.	4,865	41,158

Evergy, Inc.	1,730	87,919

Exelon Corp.	5,807	207,658

Extended Stay America, Inc.	3,094	36,973

Extra Space Storage, Inc.	640	68,474

Exxon Mobil Corp.	41,600	1,428,128

Federal Realty Investment Trust	344	25,263

Federated Hermes, Inc. Class B	637	13,702

Fifth Third Bancorp	3,327	70,932

First American Financial Corp.	487	24,793

First Financial Bancorp	622	7,467

First Hawaiian, Inc.	646	9,348

First Horizon National Corp.	1,403	13,230

FirstEnergy Corp.	3,248	93,250

Flowers Foods, Inc.	1,451	35,303

FNB Corp.	2,652	17,981

Franklin Resources, Inc.	2,617	53,256

Fulton Financial Corp.	972	9,069

Gaming and Leisure Properties, Inc.	2,353	86,896

General Mills, Inc.	4,400	271,392
Investments	Shares	Value

Genuine Parts Co.	864	$82,227

Gilead Sciences, Inc.	9,863	623,243

H&R Block, Inc.	1,861	30,316

Halliburton Co.	6,781	81,711

Hanesbrands, Inc.	2,953	46,510

Harley-Davidson, Inc.	1,490	36,565

Healthcare Trust of America, Inc. Class A	1,638	42,588

Healthpeak Properties, Inc.	2,790	75,748

Helmerich & Payne, Inc.	1,772	25,960

Hewlett Packard Enterprise Co.	8,336	78,108

Highwoods Properties, Inc.	659	22,123

HP, Inc.	12,622	239,692

Huntington Bancshares, Inc.	5,770	52,911

Ingredion, Inc.	434	32,845

International Business Machines Corp.	8,043	978,592

International Paper Co.	3,895	157,903

Interpublic Group of Cos., Inc. (The)	3,849	64,163

Investors Bancorp, Inc.	1,971	14,309

Iron Mountain, Inc.(a)	3,079	82,486

J.M. Smucker Co. (The)	734	84,792

John Wiley & Sons, Inc. Class A	465	14,745

Juniper Networks, Inc.	2,320	49,880

Kellogg Co.	2,620	169,226

Kennedy-Wilson Holdings, Inc.	944	13,707

KeyCorp	5,534	66,021

Kimberly-Clark Corp.	2,039	301,079

Kimco Realty Corp.	2,859	32,192

Kinder Morgan, Inc.	20,027	246,933

Kraft Heinz Co. (The)	16,606	497,350

Lamar Advertising Co. Class A	674	44,599

Leggett & Platt, Inc.	1,027	42,282

Macerich Co. (The)(a)	2,401	16,303

Marathon Petroleum Corp.	4,247	124,607

Medical Properties Trust, Inc.	3,672	64,737

Mercury General Corp.	421	17,417

MetLife, Inc.	4,999	185,813

Mid-America Apartment Communities, Inc.	513	59,482

Morgan Stanley	7,374	356,533

MSC Industrial Direct Co., Inc. Class A	421	26,641

Murphy Oil Corp.(a)	1,986	17,715

National Health Investors, Inc.	391	23,566

National Retail Properties, Inc.	995	34,337

NetApp, Inc.	1,817	79,657

New York Community Bancorp, Inc.	3,944	32,617

Newell Brands, Inc.	4,414	75,744

NorthWestern Corp.	406	19,748

Nu Skin Enterprises, Inc. Class A	464	23,242

Nucor Corp.	1,945	87,253

Occidental Petroleum Corp.	12,338	123,503

OGE Energy Corp.	1,201	36,018

Old National Bancorp	735	9,232

Old Republic International Corp.	2,179	32,118

Olin Corp.	1,683	20,836

Omega Healthcare Investors, Inc.	2,030	60,778

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

Investments	Shares	Value

Omnicom Group, Inc.	1,486	$73,557

ONEOK, Inc.	4,201	109,142

Outfront Media, Inc.	1,363	19,832

PACCAR, Inc.	3,337	284,579

PacWest Bancorp	1,519	25,944

Paramount Group, Inc.	2,076	14,698

Park Hotels & Resorts, Inc.	3,216	32,128

Paychex, Inc.	2,068	164,964

Pebblebrook Hotel Trust	703	8,809

People’s United Financial, Inc.	3,065	31,600

Pfizer, Inc.	44,953	1,649,775

Philip Morris International, Inc.	18,375	1,377,941

Phillips 66	2,853	147,899

Piedmont Office Realty Trust, Inc. Class A	1,527	20,721

Pinnacle West Capital Corp.	886	66,051

PotlatchDeltic Corp.	347	14,609

PPL Corp.	7,536	205,055

Principal Financial Group, Inc.	1,431	57,626

Progressive Corp. (The)	3,238	306,541

Prudential Financial, Inc.	2,487	157,974

Public Service Enterprise Group, Inc.	3,148	172,857

Public Storage	831	185,080

QTS Realty Trust, Inc. Class A(a)	460	28,989

QUALCOMM, Inc.	7,932	933,438

Rayonier, Inc.	946	25,012

Realty Income Corp.	1,736	105,462

Regency Centers Corp.	771	29,313

Regions Financial Corp.	5,181	59,737

Ryder System, Inc.	601	25,386

Sabra Health Care REIT, Inc.	2,061	28,411

Santander Consumer USA Holdings, Inc.	1,347	24,502

Service Properties Trust	2,184	17,363

Simon Property Group, Inc.	2,454	158,725

SITE Centers Corp.	1,313	9,454

Sonoco Products Co.	635	32,429

South Jersey Industries, Inc.	742	14,298

Southern Co. (The)	8,298	449,918

Spectrum Brands Holdings, Inc.	361	20,635

Spirit Realty Capital, Inc.(a)	580	19,575

State Street Corp.	1,699	100,802

Steel Dynamics, Inc.	1,484	42,487

STORE Capital Corp.	1,276	35,001

Synovus Financial Corp.	776	16,428

Targa Resources Corp.	4,066	57,046

TFS Financial Corp.	1,956	28,734

Trinity Industries, Inc.(a)	1,091	21,274

Truist Financial Corp.	5,825	221,641

Umpqua Holdings Corp.	2,449	26,008

United Bankshares, Inc.	547	11,744

United Parcel Service, Inc. Class B	4,527	754,334

Unum Group	1,495	25,161

Valero Energy Corp.	3,334	144,429

Valley National Bancorp	2,787	19,091

Ventas, Inc.	2,244	94,158
Investments	Shares	Value

VEREIT, Inc.	8,422	$54,743

Verizon Communications, Inc.	32,810	1,951,867

VICI Properties, Inc.	2,942	68,755

Vornado Realty Trust	1,252	42,205

W.P. Carey, Inc.	1,228	80,016

Walgreens Boots Alliance, Inc.	6,349	228,056

Washington Real Estate Investment Trust	673	13,547

Webster Financial Corp.	500	13,205

Wells Fargo & Co.	25,143	591,112

Welltower, Inc.	2,252	124,063

WesBanco, Inc.	343	7,326

Western Union Co. (The)	3,151	67,526

WestRock Co.	2,504	86,989

Whirlpool Corp.	398	73,188

Williams Cos., Inc. (The)	15,516	304,889

Xerox Holdings Corp.	1,968	36,939

Total United States		37,588,542
TOTAL COMMON STOCKS (Cost: $74,024,498)		63,912,868

EXCHANGE-TRADED FUNDS – 0.2%

United States – 0.2%

WisdomTree International High Dividend Fund(d)	2,789	91,758
WisdomTree U.S. High Dividend Fund(d)	492	30,745
TOTAL EXCHANGE-TRADED FUNDS (Cost: $122,781)		122,503

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(e)
(Cost: $1,197,435)	1,197,435	1,197,435

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $75,344,714)		65,232,806

Other Assets less Liabilities – (1.4)%		(918,746)

NET ASSETS – 100.0%		$64,314,060
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,883,595. The Fund also had securities on loan having a total market value of $1,533 that were sold and pending settlement. The total market value of the collateral held by the Fund was $3,068,405. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,870,970.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International High Dividend Fund	$196,897	$396,026	$507,532	$30,560	$(24,193)	$91,758	$2,555
WisdomTree U.S. High Dividend Fund	68,203	132,641	173,244	12,468	(9,323)	30,745	590
Total	$265,100	$528,667	$680,776	$43,028	$(33,516)	$122,503	$3,145

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	10/1/2020	10,337	USD	14,500	AUD	$—	$(56)

Bank of Montreal	10/2/2020	12,326	USD	1,300,000	JPY	8	—

JP Morgan Chase Bank N.A.	10/1/2020	5,379	USD	7,200	CAD	—	(11)

						$8	$(67)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$63,912,868	$—	$—	$63,912,868
Exchange-Traded Funds	122,503	—	—	122,503
Investment of Cash Collateral for Securities Loaned	—	1,197,435	—	1,197,435
Total Investments in Securities	$64,035,371	$1,197,435	$—	$65,232,806
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$8	$—	$8
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(67)	$—	$(67)
Total – Net	$64,035,371	$1,197,376	$—	$65,232,747
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 100.0%

Argentina – 1.1%

MercadoLibre, Inc.*	56	$60,618

Canada – 1.1%

Ritchie Bros Auctioneers, Inc.	1,006	59,605

China – 4.9%

Alibaba Group Holding Ltd.*	3,460	123,042

Meituan Dianping Class B*	1,300	40,560

Ping An Healthcare and Technology Co., Ltd.*(a)(b)	1,000	12,807

Tencent Holdings Ltd.	1,400	92,400

Total China		268,809

Germany – 1.7%

Delivery Hero SE*(a)	452	52,007

TeamViewer AG*(a)	778	38,427

Total Germany		90,434

Russia – 0.8%

Yandex N.V. Class A*(b)	704	45,936

United Kingdom – 1.2%

Farfetch Ltd. Class A*(b)	1,852	46,597

TP ICAP PLC	6,739	19,881

Total United Kingdom		66,478

United States – 89.2%

Alphabet, Inc. Class A*	297	435,283

Amazon.com, Inc.*	153	481,756

American Express Co.	850	85,212

Anaplan, Inc.*	1,443	90,303

ANGI Homeservices, Inc. Class A*(b)	3,481	38,622

Appian Corp.*(b)	1,297	83,981

Atlassian Corp. PLC Class A*	302	54,901

Booking Holdings, Inc.*	48	82,113

Cargurus, Inc.*	2,030	43,909

CBOE Global Markets, Inc.	625	54,837

Chegg, Inc.*	892	63,724

CME Group, Inc.	494	82,651

Copart, Inc.*	779	81,920

CoStar Group, Inc.*	103	87,397

Coupa Software, Inc.*	204	55,945

Dropbox, Inc. Class A*	2,510	48,343

Etsy, Inc.*	654	79,546

Expedia Group, Inc.	774	70,968

Facebook, Inc. Class A*	1,553	406,731

IAA, Inc.*	1,607	83,676
Investments	Shares	Value

LendingTree, Inc.*(b)	157	$48,182

Lyft, Inc. Class A*(b)	2,135	58,819

MarketAxess Holdings, Inc.	152	73,202

MasterCard, Inc. Class A	546	184,641

Match Group, Inc.*	800	88,520

Microsoft Corp.	2,309	485,652

PayPal Holdings, Inc.*	805	158,609

Pinterest, Inc. Class A*	2,557	106,141

Redfin Corp.*	1,575	78,640

salesforce.com, Inc.*	723	181,704

Slack Technologies, Inc. Class A*(b)	1,771	47,569

Snap, Inc. Class A*	3,272	85,432

Teladoc Health, Inc.*(b)	324	71,034

Tradeweb Markets, Inc. Class A	1,307	75,806

Twitter, Inc.*	1,987	88,421

Uber Technologies, Inc.*(b)	2,060	75,149

Visa, Inc. Class A	1,251	250,162

Yelp, Inc.*	2,761	55,468

Zillow Group, Inc. Class A*	985	100,017

Zynga, Inc. Class A*	7,204	65,700

Total United States		4,890,686
TOTAL COMMON STOCKS (Cost: $5,016,881)		5,482,566

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)

(Cost: $198,180)	198,180	198,180

TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $5,215,061)		5,680,746

Other Assets less Liabilities – (3.6)%		(195,136)

NET ASSETS – 100.0%		$5,485,610
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $449,291 and the total market value of the collateral held by the Fund was $470,150. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $271,970.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/5/2020	4,951	USD	38,370	HKD	$—	$(0	)^
^	Amount represents less than $1.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,482,566	$—		$—	$5,482,566
Investment of Cash Collateral for Securities Loaned	—	198,180		—	198,180
Total Investments in Securities	$5,482,566	$198,180		$—	$5,680,746
Financial Derivative Instruments
Liabilities:
Foreign Currency Contracts[1]	$—	$(0	)^	$—	$(0	)^
Total – Net	$5,482,566	$198,180		$—	$5,680,746
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.8%

India – 99.8%

Aerospace & Defense – 0.3%

Bharat Dynamics Ltd.	44,880	$191,461

Bharat Electronics Ltd.	1,369,992	1,777,944

Total Aerospace & Defense		1,969,405

Air Freight & Logistics – 0.0%

Mahindra Logistics Ltd.(a)	10,320	48,054

TCI Express Ltd.	6,112	64,633

Total Air Freight & Logistics		112,687

Auto Components – 1.2%

Apollo Tyres Ltd.	281,498	499,241

Balkrishna Industries Ltd.	75,734	1,516,117

Bharat Forge Ltd.	124,777	756,898

Bosch Ltd.	2,309	429,692

Ceat Ltd.	1,793	24,283

Endurance Technologies Ltd.(a)	21,917	342,301

Exide Industries Ltd.	522,642	1,168,117

Jamna Auto Industries Ltd.	157,533	93,627

JK Tyre & Industries Ltd.	421,446	337,876

Minda Industries Ltd.	10,712	48,028

Motherson Sumi Systems Ltd.	912,218	1,420,009

Sundram Fasteners Ltd.	22,119	119,919

Tube Investments of India Ltd.	43,308	354,717

Total Auto Components		7,110,825

Automobiles – 3.8%

Bajaj Auto Ltd.	149,245	5,827,999

Eicher Motors Ltd.	93,053	2,778,221

Hero MotoCorp., Ltd.	148,211	6,322,370

Mahindra & Mahindra Ltd.	65,586	540,387

Maruti Suzuki India Ltd.	69,722	6,372,551

TVS Motor Co., Ltd.	100,977	640,926

Total Automobiles		22,482,454

Banks – 8.5%

AU Small Finance Bank Ltd.*(a)	33,887	300,542

Axis Bank Ltd.*	437,500	2,518,086

Bandhan Bank Ltd.*(a)	711,822	2,633,876

Bank of Baroda*	159,482	88,733

City Union Bank Ltd.	350,303	663,525

DCB Bank Ltd.*	695,692	738,312

Federal Bank Ltd.*	3,822,108	2,517,680

ICICI Bank Ltd.*	3,036,791	14,601,540

Indian Bank*	10,252	7,823

IndusInd Bank Ltd.*	868,890	6,211,068

Karnataka Bank Ltd. (The)*	1	1

Karur Vysya Bank Ltd. (The)*	762,822	337,056

Kotak Mahindra Bank Ltd.*	562,302	9,665,375

Punjab National Bank*	572,754	221,634

RBL Bank Ltd.(a)	377,929	870,292

State Bank of India*	3,148,928	7,912,866

Ujjivan Small Finance Bank Ltd.*(a)	250,035	107,598

Yes Bank Ltd.*(b)	3,906,791	696,317

Total Banks		50,092,324
Investments	Shares	Value

Beverages – 0.2%

Radico Khaitan Ltd.	57,137	$314,648

United Spirits Ltd.*	80,078	559,884

Varun Beverages Ltd.	24,548	232,338

Total Beverages		1,106,870

Biotechnology – 0.2%

Biocon Ltd.*	172,412	1,046,203

Building Products – 0.1%

Astral Poly Technik Ltd.	12,829	212,971

Blue Star Ltd.	28,591	248,457

Kajaria Ceramics Ltd.	10,972	82,312

Prince Pipes & Fittings Ltd.	21,927	74,209

Total Building Products		617,949

Capital Markets – 0.3%

CRISIL Ltd.	8,932	215,528

HDFC Asset Management Co., Ltd.(a)	1,235	37,995

ICICI Securities Ltd.(a)	76,991	483,516

Indian Energy Exchange Ltd.(a)	40,474	114,022

JM Financial Ltd.	469,754	491,847

Motilal Oswal Financial Services Ltd.	3,815	33,620

Multi Commodity Exchange of India Ltd.	18,026	420,916

Nippon Life India Asset Management Ltd.(a)	67,769	240,746

Total Capital Markets		2,038,190

Chemicals – 4.2%

Aarti Industries Ltd.	47,136	648,424

Advanced Enzyme Technologies Ltd.	50,068	224,146

Akzo Nobel India Ltd.	3,655	107,262

Alkyl Amines Chemicals	1,331	57,890

Asian Paints Ltd.	109,989	2,961,265

Atul Ltd.	9,403	778,991

Balaji Amines Ltd.	5,453	59,674

Bayer CropScience Ltd.	3,510	280,267

Berger Paints India Ltd.	86,476	684,143

Castrol India Ltd.	648,445	961,066

Chambal Fertilizers and Chemicals Ltd.	722,153	1,544,534

Coromandel International Ltd.	97,952	1,026,053

DCM Shriram Ltd.	117,796	580,358

Deepak Fertilisers & Petrochemicals Corp., Ltd.	71,013	146,733

Deepak Nitrite Ltd.	77,279	860,145

EID Parry India Ltd.*	172,204	660,411

Fine Organic Industries Ltd.	1,635	59,228

Finolex Industries Ltd.	63,540	432,370

Galaxy Surfactants Ltd.	5,111	131,336

Gujarat Alkalies & Chemicals Ltd.	121,999	546,995

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	301,092	849,040

Gujarat State Fertilizers & Chemicals Ltd.	23,111	19,296

Himadri Speciality Chemical Ltd.	20,163	14,716

Kansai Nerolac Paints Ltd.	66,845	453,682

Kiri Industries Ltd.	79,303	543,663

Linde India Ltd.	50,548	532,405

Meghmani Organics Ltd.	327,174	356,752

Navin Fluorine International Ltd.	24,406	728,525

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

Investments	Shares		Value

NOCIL Ltd.	5,460		$10,509

Phillips Carbon Black Ltd.	31,165		55,652

PI Industries Ltd.	33,379		891,931

Pidilite Industries Ltd.	43,765		850,772

Polyplex Corp. Ltd.	33,598		318,789

Rain Industries Ltd.	188,558		262,213

Rallis India Ltd.	47,551		183,617

Rashtriya Chemicals & Fertilizers Ltd.	50,403		29,102

SRF Ltd.	20,379		1,140,788

Sudarshan Chemical Industries	29,827		195,929

Sumitomo Chemical India Ltd.	22,566		88,086

Supreme Industries Ltd.	29,536		560,716

UPL Ltd.	493,797		3,365,824

Vinati Organics Ltd.	13,836		250,644

Total Chemicals			24,453,942

Commercial Services & Supplies – 0.1%

Indian Railway Catering & Tourism Corp. Ltd.	8,771		164,531

Security & Intelligence Services India Ltd.	30,395		150,924

Total Commercial Services & Supplies			315,455

Communications Equipment – 0.1%

ITI Ltd.*	34,112		57,724

Sterlite Technologies Ltd.	167,804		341,271

Total Communications Equipment			398,995

Construction & Engineering – 2.9%

Ashoka Buildcon Ltd.*	306,787		267,992

Dilip Buildcon Ltd.(a)	5,544		25,214

Engineers India Ltd.	749,549		653,747

IRB Infrastructure Developers Ltd.	669,365		1,026,093

IRCON International Ltd.(a)	210,736		227,217

Kalpataru Power Transmission Ltd.	38,923		129,225

KEC International Ltd.	159,400		744,284

KNR Constructions Ltd.	104,484		362,890

Larsen & Toubro Ltd.	978,628		11,958,946

NBCC India Ltd.	283,300		90,619

NCC Ltd.	1,013,341		488,953

Rail Vikas Nigam Ltd.*	761,747		200,297

Sterling & Wilson Solar Ltd.*	28,162		86,150

Voltas Ltd.	93,493		862,130

Total Construction & Engineering			17,123,757

Construction Materials – 3.5%

ACC Ltd.	93,233		1,760,850

Ambuja Cements Ltd.	765,803		2,252,362

Birla Corp., Ltd.	64,474		582,084

Dalmia Bharat Ltd.*	1,386		14,680

Grasim Industries Ltd.	708,275		7,144,189

HeidelbergCement India Ltd.	89,498		226,474

India Cements Ltd. (The)	75,380		119,588

JK Cement Ltd.	22,963		468,986

JK Lakshmi Cement Ltd.	118,286		412,831

Ramco Cements Ltd. (The)	82,866		846,294

Shree Cement Ltd.	3,254		893,414

UltraTech Cement Ltd.	108,479		5,954,068

Total Construction Materials			20,675,820
Investments	Shares		Value

Consumer Finance – 2.9%

Bajaj Finance Ltd.	95,119		$4,226,852

Capri Global Capital Ltd.	17,584		56,162

Cholamandalam Investment and Finance Co., Ltd.	350,484		1,183,560

CreditAccess Grameen Ltd.*	17,155		172,724

Equitas Holdings Ltd.	715,353		487,212

Mahindra & Mahindra Financial Services Ltd.*	464,108		774,352

Manappuram Finance Ltd.	836,445		1,781,612

Muthoot Finance Ltd.	134,596		2,065,277

SBI Cards & Payment Services Ltd.	17,584		202,009

Shriram Transport Finance Co., Ltd.	465,683		3,909,200

Sundaram Finance Ltd.	61,390		1,082,188

TI Financial Holdings Ltd.*	111,285		593,832

Ujjivan Financial Services Ltd.	187,020		535,737

Total Consumer Finance			17,070,717

Containers & Packaging – 0.0%

Essel Propack Ltd.	41,589		136,554

Diversified Financial Services – 2.5%

Aditya Birla Capital Ltd.*	34,672		29,230

Bajaj Holdings & Investment Ltd.	90,111		2,948,271

Housing & Urban Development Corp. Ltd.	132,948		58,383

L&T Finance Holdings Ltd.	986,909		830,673

Power Finance Corp., Ltd.	5,099,840		5,958,339

REC Ltd.	3,533,762		4,746,487

Total Diversified Financial Services			14,571,383

Diversified Telecommunication Services – 0.6%

Bharti Infratel Ltd.	1,451,209		3,448,047

HFCL Ltd.	699,759		150,328

Total Diversified Telecommunication Services			3,598,375

Electric Utilities – 2.9%

Adani Transmission Ltd.*	176,403		578,128

CESC Ltd.	208,398		1,734,296

Power Grid Corp. of India Ltd.	5,452,195		12,004,731

SJVN Ltd.	548,905		163,303

Tata Power Co., Ltd. (The)	1,909,773		1,379,654

Torrent Power Ltd.	231,253		982,151

Total Electric Utilities			16,842,263

Electrical Equipment – 0.6%

ABB India Ltd.	2,922		34,040

ABB Power Products and Systems India Ltd.*	0	‡	5

Amara Raja Batteries Ltd.	79,282		821,135

Finolex Cables Ltd.	150,612		562,805

Graphite India Ltd.	49,086		129,900

Havells India Ltd.	119,214		1,095,273

HEG Ltd.	15,163		149,451

KEI Industries Ltd.	83,731		395,844

Polycab India Ltd.	17,965		199,641

V-Guard Industries Ltd.	107,458		248,254

Total Electrical Equipment			3,636,348

Electronic Equipment, Instruments & Components – 0.2%

Redington India Ltd.	686,407		1,100,131

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

Investments	Shares	Value

Food & Staples Retailing – 0.1%

Avenue Supermarts Ltd.*(a)	17,494	$522,390

Food Products – 1.3%

Avanti Feeds Ltd.	48,474	326,763

Balrampur Chini Mills Ltd.	463,716	975,450

Bombay Burmah Trading Co.	37,330	659,777

Britannia Industries Ltd.	29,091	1,497,587

CCL Products India Ltd.	37,014	133,246

Godrej Agrovet Ltd.(a)	15,564	107,469

Kaveri Seed Co., Ltd.	43,606	313,983

KRBL Ltd.	127,382	500,429

LT Foods Ltd.	255,817	187,754

Nestle India Ltd.	8,682	1,873,214

Tata Coffee Ltd.	40,433	57,323

Tata Consumer Products Ltd.	147,386	998,721

Total Food Products		7,631,716

Gas Utilities – 2.6%

Adani Gas Ltd.	190,198	487,740

GAIL India Ltd.	8,037,100	9,455,412

Gujarat Gas Ltd.	172,365	720,485

Gujarat State Petronet Ltd.	864,923	2,444,832

Indraprastha Gas Ltd.	286,786	1,503,508

Mahanagar Gas Ltd.	80,209	902,378

Total Gas Utilities		15,514,355

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.	10,764	66,899

Health Care Providers & Services – 0.2%

Apollo Hospitals Enterprise Ltd.	26,817	780,757

Aster DM Healthcare Ltd.*(a)	73,119	131,362

Dr. Lal PathLabs Ltd.(a)	6,287	160,179

Total Health Care Providers & Services		1,072,298

Hotels, Restaurants & Leisure – 0.2%

Chalet Hotels Ltd.*	45,749	85,787

Coffee Day Enterprises Ltd.*†(a)	83,101	29,679

Delta Corp., Ltd.	4,708	7,054

EIH Ltd.	28,618	31,264

Indian Hotels Co., Ltd. (The)	433,918	558,718

Jubilant Foodworks Ltd.	20,939	665,334

Total Hotels, Restaurants & Leisure		1,377,836

Household Durables – 0.4%

Amber Enterprises India Ltd.	5,208	143,887

Crompton Greaves Consumer Electricals Ltd.*	240,804	954,175

Orient Electric Ltd.	54,881	134,971

Symphony Ltd.	16,903	217,565

Whirlpool of India Ltd.	20,604	613,470

Total Household Durables		2,064,068

Household Products – 1.1%

Hindustan Unilever Ltd.	238,079	6,673,989

Jyothy Labs Ltd.	39,834	79,392

Total Household Products		6,753,381
Investments	Shares	Value

Independent Power & Renewable Electricity Producers – 2.7%

JSW Energy Ltd.	950,625	$726,691

NHPC Ltd.	6,109,776	1,672,777

NLC India Ltd.	304,905	204,565

NTPC Ltd.	10,658,644	12,293,990

PTC India Ltd.	1,147,043	739,250

Total Independent Power & Renewable Electricity Producers		15,637,273

Industrial Conglomerates – 0.2%

Balmer Lawrie & Co., Ltd.	203,872	274,942

Godrej Industries Ltd.	67,688	377,477

Siemens Ltd.	47,892	820,811

Total Industrial Conglomerates		1,473,230

Insurance – 1.0%

Bajaj Finserv Ltd.	33,128	2,627,767

HDFC Life Insurance Co., Ltd.*(a)	74,297	563,320

ICICI Lombard General Insurance Co., Ltd.(a)	29,836	525,507

ICICI Prudential Life Insurance Co., Ltd.(a)	116,802	666,332

Max Financial Services Ltd.*	51,876	430,448

New India Assurance Co., Ltd. (The)*(a)	302,946	429,495

SBI Life Insurance Co., Ltd.*(a)	75,433	829,630

Total Insurance		6,072,499

Interactive Media & Services – 0.0%

Just Dial Ltd.*	19,478	100,347

Internet & Direct Marketing Retail – 0.0%

Infibeam Avenues Ltd.	154,575	155,874

IT Services – 17.4%

Coforge Ltd.	33,263	1,046,941

eClerx Services Ltd.	20,408	193,929

Firstsource Solutions Ltd.	369,425	364,268

HCL Technologies Ltd.	1,271,338	13,985,063

Hexaware Technologies Ltd.	125,638	794,305

Infosys Ltd.	3,117,312	42,600,025

Larsen & Toubro Infotech Ltd.(a)	31,918	1,100,366

Mindtree Ltd.	76,013	1,379,011

Mphasis Ltd.	100,745	1,889,071

Persistent Systems Ltd.	47,626	865,795

Sonata Software Ltd.	81,763	348,141

Tata Consultancy Services Ltd.	727,788	24,584,793

Tech Mahindra Ltd.	618,293	6,635,043

Vakrangee Ltd.	325,054	127,766

Wipro Ltd.	1,596,452	6,784,596

Total IT Services		102,699,113

Life Sciences Tools & Services – 0.4%

Divi’s Laboratories Ltd.	47,161	1,948,284

Syngene International Ltd.*(a)	42,502	318,534

Total Life Sciences Tools & Services		2,266,818

Machinery – 0.8%

AIA Engineering Ltd.	38,105	954,717

Ashok Leyland Ltd.	748,022	754,308

BEML Ltd.	17,695	146,407

Cochin Shipyard Ltd.(a)	27,799	126,806

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

Investments	Shares	Value

Cummins India Ltd.	147,719	$891,359

Escorts Ltd.	60,908	1,088,427

GMM Pfaudler Ltd.	772	41,685

SKF India Ltd.	16,760	331,997

Thermax Ltd.	22,043	214,679

Timken India Ltd.	11,892	178,331

Total Machinery		4,728,716

Marine – 0.1%

Shipping Corp. of India Ltd.	455,640	323,605

Media – 0.3%

Affle India Pvt Ltd.*	1,487	57,945

Sun TV Network Ltd.	140,376	885,959

TV18 Broadcast Ltd.*	431,305	167,191

Zee Entertainment Enterprises Ltd.	192,260	544,363

Total Media		1,655,458

Metals & Mining – 3.4%

APL Apollo Tubes Ltd.	9,042	357,476

Hindalco Industries Ltd.	2,621,725	6,227,396

Hindustan Zinc Ltd.	376,667	1,071,852

Jindal Saw Ltd.	301,113	256,709

JSW Steel Ltd.	1,204,880	4,535,856

Mishra Dhatu Nigam Ltd.(a)	36,571	97,177

MOIL Ltd.	132,518	251,906

National Aluminium Co., Ltd.	174,581	76,311

NMDC Ltd.	2,006,568	2,236,924

Steel Authority of India Ltd.	3,202,373	1,464,897

Tata Metaliks Ltd.	34,560	243,813

Tata Steel Ltd.	522,293	2,546,692

Welspun Corp., Ltd.	531,492	819,065

Total Metals & Mining		20,186,074

Multiline Retail – 0.2%

Future Retail Ltd.*	700,018	854,861

Trent Ltd.	12,946	117,897

V-Mart Retail Ltd.*	2,922	78,331

Total Multiline Retail		1,051,089

Oil, Gas & Consumable Fuels – 13.5%

Aegis Logistics Ltd.	75,273	233,481

Bharat Petroleum Corp., Ltd.	559,611	2,677,835

Coal India Ltd.	7,438,622	11,695,313

Great Eastern Shipping Co., Ltd. (The)	124,007	394,812

Hindustan Petroleum Corp., Ltd.	1,129,809	2,766,332

Oil & Natural Gas Corp., Ltd.	6,822,057	6,403,191

Oil India Ltd.	2,387,280	2,889,457

Petronet LNG Ltd.	1,077,608	3,222,746

Reliance Industries Ltd.	1,635,511	49,529,737

Total Oil, Gas & Consumable Fuels		79,812,904

Paper & Forest Products – 0.2%

Century Plyboards India Ltd.	45,899	100,968

Century Textiles & Industries Ltd.	109,791	493,375

JK Paper Ltd.	569,993	700,323

Total Paper & Forest Products		1,294,666
Investments	Shares	Value

Personal Products – 1.0%

Bajaj Consumer Care, Ltd.*	4,114	$10,193

Colgate-Palmolive India Ltd.	43,875	852,464

Dabur India Ltd.	218,363	1,511,050

Emami Ltd.	60,648	288,773

Godrej Consumer Products Ltd.	186,476	1,832,282

Marico Ltd.	231,428	1,138,633

Total Personal Products		5,633,395

Pharmaceuticals – 4.6%

Ajanta Pharma Ltd.	16,273	355,897

Alembic Pharmaceuticals Ltd.	34,696	441,130

Alkem Laboratories Ltd.	16,902	636,391

Aurobindo Pharma Ltd.	351,329	3,792,810

Cadila Healthcare Ltd.	210,092	1,124,923

Caplin Point Laboratories Ltd.	19,840	148,881

Cipla Ltd.	263,615	2,767,993

Dr. Reddy’s Laboratories Ltd.	65,962	4,638,082

Eris Lifesciences Ltd.(a)	14,190	103,511

FDC Ltd.	16,816	81,174

GlaxoSmithKline Pharmaceuticals Ltd.	13,089	279,441

Glenmark Pharmaceuticals Ltd.	207,328	1,356,287

Granules India Ltd.	165,563	861,251

IOL Chemicals and Pharmaceuticals Ltd.	29,921	294,425

Ipca Laboratories Ltd.	26,923	790,557

JB Chemicals & Pharmaceuticals Ltd.	15,627	209,327

Jubilant Life Sciences Ltd.	110,847	1,098,179

Laurus Labs Ltd.(a)	46,755	181,969

Marksans Pharma Ltd.	183,092	124,576

Natco Pharma Ltd.	71,785	924,215

Pfizer Ltd.	3,765	250,030

Sanofi India Ltd.	1,542	180,589

Solara Active Pharma Sciences Ltd.	10,084	147,078

Strides Pharma Science Ltd.	40,355	393,568

Sun Pharmaceutical Industries Ltd.	610,370	4,140,142

Suven Pharmaceuticals Ltd.*	130,010	669,786

Torrent Pharmaceuticals Ltd.	22,156	840,820

Total Pharmaceuticals		26,833,032

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	23,423	513,684

Real Estate Management & Development – 0.4%

Godrej Properties Ltd.*	22,394	261,167

Indiabulls Real Estate Ltd.*	418,304	290,568

NESCO Ltd.	22,779	166,304

Oberoi Realty Ltd.*	115,600	617,640

Phoenix Mills Ltd. (The)	29,420	232,353

Prestige Estates Projects Ltd.	110,386	376,806

Sobha Ltd.	19,514	58,849

Sunteck Realty Ltd.	35,632	132,449

Total Real Estate Management & Development		2,136,136

Road & Rail – 0.0%

Container Corp. of India Ltd.	32,993	163,199

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

Investments	Shares	Value

Software – 0.4%

Birlasoft Ltd.*	264,929	$700,923

Cyient Ltd.	129,755	674,452

Oracle Financial Services Software Ltd.	17,572	731,782

Tata Elxsi Ltd.	12,467	217,471

Total Software		2,324,628

Textiles, Apparel & Luxury Goods – 0.8%

Bata India Ltd.	9,002	160,854

LUX Industries Ltd.	5,292	104,043

Page Industries Ltd.	666	192,596

Rajesh Exports Ltd.	249,012	1,508,821

Raymond Ltd.*	22,597	89,034

Relaxo Footwears Ltd.	19,368	175,002

Titan Co., Ltd.	114,854	1,870,153

Trident Ltd.	3,222,227	292,612

Welspun India Ltd.	553,845	502,950

Total Textiles, Apparel & Luxury Goods		4,896,065

Thrifts & Mortgage Finance – 8.8%

Aavas Financiers Ltd.*	7,537	146,547

Can Fin Homes Ltd.	120,202	677,338

Housing Development Finance Corp., Ltd.	1,927,490	45,458,511

Indiabulls Housing Finance Ltd.	1,251,758	2,666,221

LIC Housing Finance Ltd.	803,593	3,003,943

PNB Housing Finance Ltd.*(a)	33,239	152,342

Total Thrifts & Mortgage Finance		52,104,902

Tobacco – 1.6%

Godfrey Phillips India Ltd.	23,122	289,339

ITC Ltd.	3,797,980	8,838,617

VST Industries Ltd.	3,948	174,853

Total Tobacco		9,302,809

Trading Companies & Distributors – 0.1%

Adani Enterprises Ltd.	190,510	767,153

Transportation Infrastructure – 0.8%

Adani Ports & Special Economic Zone Ltd.	863,624	4,000,318

Gujarat Pipavav Port Ltd.	462,879	$516,018

Total Transportation Infrastructure		4,516,336
TOTAL COMMON STOCKS (Cost: $439,203,050)		588,152,595

RIGHTS – 0.0%

India – 0.0%

EIH Ltd., expiring 10/13/20* (Cost: $0)	2,693	551

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree India ex-State-Owned Enterprises Fund(c)

(Cost: $26,901)	1,100	27,113

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $439,229,951)		588,180,259

Other Assets less Liabilities – 0.2%		910,055

NET ASSETS – 100.0%		$589,090,314
*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $29,679, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). At September 30, 2020, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisiton Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks
Yes Bank Ltd.	3,906,791	9/18/15 - 3/13/20	$5,049,681	$696,317	0.1%
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$19,463	$—	$—	$—	$7,650	$27,113	$33

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Hotels, Restaurants & Leisure	$1,348,157	$—	$29,679	*	$1,377,836
Other	586,774,759	—	—		586,774,759
Rights	551	—	—		551
Exchange-Traded Fund	27,113	—	—		27,113
Total Investments in Securities	$588,150,580	$—	$29,679		$588,180,259
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 101.8%

India – 101.8%

Airlines – 0.3%

InterGlobe Aviation Ltd.*(a)	464	$7,856

Auto Components – 0.6%

Bharat Forge Ltd.	1,098	6,660

Motherson Sumi Systems Ltd.	5,319	8,280

Total Auto Components		14,940

Automobiles – 6.7%

Bajaj Auto Ltd.	379	14,800

Eicher Motors Ltd.	610	18,212

Hero MotoCorp., Ltd.	619	26,405

Mahindra & Mahindra Ltd.	4,034	33,238

Maruti Suzuki India Ltd.	606	55,388

Tata Motors Ltd.*	8,148	14,721

Total Automobiles		162,764

Banks – 9.6%

Bandhan Bank Ltd.*(a)	2,639	9,765

Federal Bank Ltd.*	6,181	4,072

ICICI Bank Ltd.*	22,914	110,175

IDFC First Bank Ltd.*	9,906	4,021

IndusInd Bank Ltd.*	2,666	19,057

Kotak Mahindra Bank Ltd.*	4,993	85,824

Yes Bank Ltd.*(b)	5,092	908

Total Banks		233,822

Beverages – 0.6%

United Breweries Ltd.	305	3,953

United Spirits Ltd.*	1,446	10,110

Total Beverages		14,063

Capital Markets – 0.2%

HDFC Asset Management Co., Ltd.(a)	127	3,907

Chemicals – 4.0%

Asian Paints Ltd.	1,990	53,577

Berger Paints India Ltd.	1,033	8,173

PI Industries Ltd.	315	8,417

Pidilite Industries Ltd.	511	9,934

UPL Ltd.	2,535	17,279

Total Chemicals		97,380

Construction Materials – 3.2%

ACC Ltd.	436	8,234

Ambuja Cements Ltd.	3,206	9,429

Grasim Industries Ltd.	1,713	17,279

Shree Cement Ltd.	44	12,081

UltraTech Cement Ltd.	548	30,078

Total Construction Materials		77,101

Consumer Finance – 2.6%

Bajaj Finance Ltd.	1,148	51,014

Mahindra & Mahindra Financial Services Ltd.*	2,496	4,165

Shriram Transport Finance Co., Ltd.	821	6,892

Total Consumer Finance		62,071
Investments	Shares	Value

Diversified Financial Services – 0.3%

Bajaj Holdings & Investment Ltd.	224	$7,329

Diversified Telecommunication Services – 0.4%

Bharti Infratel Ltd.	3,779	8,979

Electrical Equipment – 0.6%

ABB India Ltd.	189	2,202

ABB Power Products and Systems India Ltd.*	27	338

Havells India Ltd.	1,191	10,942

Total Electrical Equipment		13,482

Equity Real Estate Investment Trusts (REITs) – 0.2%

Embassy Office Parks REIT	1,200	5,868

Food & Staples Retailing – 0.6%

Avenue Supermarts Ltd.*(a)	510	15,229

Food Products – 2.5%

Britannia Industries Ltd.	500	25,740

Nestle India Ltd.	158	34,090

Total Food Products		59,830

Health Care Providers & Services – 0.5%

Apollo Hospitals Enterprise Ltd.	417	12,141

Hotels, Restaurants & Leisure – 0.7%

Indian Hotels Co., Ltd. (The)	4,159	5,355

Jubilant Foodworks Ltd.	360	11,439

Total Hotels, Restaurants & Leisure		16,794

Household Durables – 0.4%

Crompton Greaves Consumer Electricals Ltd.*	2,202	8,725

Household Products – 4.6%

Hindustan Unilever Ltd.	4,004	112,243

Industrial Conglomerates – 0.3%

Siemens Ltd.	449	7,695

Insurance – 2.6%

Bajaj Finserv Ltd.	242	19,196

HDFC Life Insurance Co., Ltd.*(a)	2,963	22,465

ICICI Lombard General Insurance Co., Ltd.(a)	720	12,681

ICICI Prudential Life Insurance Co., Ltd.(a)	1,766	10,075

Total Insurance		64,417

Interactive Media & Services – 0.6%

Info Edge India Ltd.	293	14,434

IT Services – 21.2%

HCL Technologies Ltd.	4,973	54,704

Infosys Ltd.	16,443	224,704

Mphasis Ltd.	460	8,626

Tata Consultancy Services Ltd.	5,029	169,880

Tech Mahindra Ltd.	2,742	29,425

Wipro Ltd.	6,544	27,811

Total IT Services		515,150

Life Sciences Tools & Services – 0.9%

Divi’s Laboratories Ltd.	558	23,052

Machinery – 0.3%

Ashok Leyland Ltd.	6,183	6,235

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2020

Investments	Shares	Value

Media – 0.4%

Zee Entertainment Enterprises Ltd.	3,650	$10,335

Metals & Mining – 2.8%

Hindalco Industries Ltd.	6,958	16,527

JSW Steel Ltd.	4,845	18,239

Tata Steel Ltd.	3,646	17,778

Vedanta Ltd.	8,344	15,483

Total Metals & Mining		68,027

Multiline Retail – 0.0%

Future Retail Ltd.*	989	1,208

Oil, Gas & Consumable Fuels – 13.4%

Reliance Industries Ltd.	10,781	326,491

Personal Products – 2.4%

Colgate-Palmolive India Ltd.	579	11,249

Dabur India Ltd.	2,647	18,317

Godrej Consumer Products Ltd.	1,730	16,999

Marico Ltd.	2,314	11,385

Total Personal Products		57,950

Pharmaceuticals – 5.7%

Aurobindo Pharma Ltd.	1,734	18,720

Cipla Ltd.	2,185	22,943

Dr. Reddy’s Laboratories Ltd.	554	38,954

Lupin Ltd.	1,123	15,333

Piramal Enterprises Ltd.	557	9,463

Sun Pharmaceutical Industries Ltd.	4,972	33,725

Total Pharmaceuticals		139,138

Real Estate Management & Development – 0.3%

DLF Ltd.	3,145	6,507
Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 1.8%

Page Industries Ltd.	27	$7,808

Rajesh Exports Ltd.	578	3,502

Titan Co., Ltd.	1,926	31,361

Total Textiles, Apparel & Luxury Goods		42,671

Thrifts & Mortgage Finance – 7.3%

Housing Development Finance Corp., Ltd.	7,336	173,015

Indiabulls Housing Finance Ltd.	1,878	4,000

Total Thrifts & Mortgage Finance		177,015

Transportation Infrastructure – 0.7%

Adani Ports & Special Economic Zone Ltd.	3,574	16,555

Wireless Telecommunication Services – 2.5%

Bharti Airtel Ltd.	10,445	59,594

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $2,142,488)		2,470,998

Other Assets less Liabilities – (1.8)%		(43,454)

NET ASSETS – 100.0%		$2,427,544
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). At September 30, 2020, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisiton Date	Acquisition Cost	Value	Value as a Percentage of Net Assets

India – Banks
Yes Bank Ltd.	3,819	4/2/19 - 10/18/19	$12,559	$681	0.0%

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,470,998	$—	$—	$2,470,998
Total Investments in Securities	$2,470,998	$—	$—	$2,470,998

See Notes to Financial Statements.

WisdomTree Trust	75

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2020

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$275,470,985	$1,618,956,526	$1,711,490,088	$7,851,106	$73,555,155

Investment in affiliates, at cost (Note 3)	—	—	1,689,782	—	—

Foreign currency, at cost	173,868	5,698,048	1,881,809	3,312	32,710
Investments in securities, at value[1,2] (Note 2)	367,677,974	1,913,949,771	1,507,585,710	8,585,160	79,230,096

Investment in affiliates, at value (Note 3)	—	—	1,608,353	—	—

Cash	137,609	—	658,020	7,920	40,612

Foreign currency, at value	174,015	5,701,937	1,888,250	3,312	32,875

Unrealized appreciation on foreign currency contracts	—	1,122	—	17,343	—

Receivables:

Investment securities sold[3]	—	—	2,558,307	—	—

Capital shares sold	—	39,788,006	—	—	—

Dividends	231,025	1,443,044	5,504,591	13,413	168,733

Securities lending income	3,824	14,041	130,632	—	1,001

Foreign tax reclaims	—	2,724	47,090	306	369
Total Assets	368,224,447	1,960,900,645	1,519,980,953	8,627,454	79,473,686
LIABILITIES:

Due to custodian	—	4,686,625	—	—	—

Unrealized depreciation on foreign currency contracts	—	5,802	1,084	84	—

Payables:

Cash collateral received for securities loaned (Note 2)	6,138,753	26,960,482	6,478,001	—	29,516

Investment securities purchased	—	36,368,762	—	—	—

Advisory fees (Note 3)	94,318	479,479	813,657	3,441	21,299

Service fees (Note 2)	1,296	6,593	5,686	31	293

Foreign capital gains tax	—	488,401	—	—	76,544
Total Liabilities	6,234,367	68,996,144	7,298,428	3,556	127,652
NET ASSETS	$361,990,080	$1,891,904,501	$1,512,682,525	$8,623,898	$79,346,034
NET ASSETS:

Paid-in capital	$302,981,898	$1,678,236,243	$3,179,636,167	$10,447,115	$91,737,599

Total distributable earnings (loss)	59,008,182	213,668,258	(1,666,953,642)	(1,823,217)	(12,391,565)
NET ASSETS	$361,990,080	$1,891,904,501	$1,512,682,525	$8,623,898	$79,346,034
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,250,000	56,600,000	43,000,000	400,000	3,300,000
Net asset value per share	$111.38	$33.43	$35.18	$21.56	$24.04
[1] Includes market value of securities out on loan of:	$11,953,586	$35,055,842	$122,087,016	—	$1,177,669
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement of:	—	—	$175,117	—	—

See Notes to Financial Statements.

76	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2020

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
ASSETS:

Investments, at cost	$1,462,019,138	$205,511,503	$87,123,203	$75,221,933	$5,215,061

Investment in affiliates, at cost (Note 3)	—	—	—	122,781	—

Foreign currency, at cost	3,410,571	68,780	149,699	17,922	5,921
Investments in securities, at value[1,2] (Note 2)	1,457,892,076	226,658,495	74,206,232	65,110,303	5,680,746

Investment in affiliates, at value (Note 3)	—	—	—	122,503	—

Cash	7,558,750	65,639	124,377	112,025	—

Foreign currency, at value	3,412,263	69,092	149,057	17,943	5,901

Unrealized appreciation on foreign currency contracts	151	228	741	8	—

Receivables:

Investment securities sold[3]	15,144,206	59,626	9,130	12,693	—

Capital shares sold	17,794	—	—	—	—

Dividends	6,032,412	1,187,996	357,739	257,039	—

Securities lending income	457,359	1,122	8,308	1,087	83

Foreign tax reclaims	37,719	154,066	38,648	68,079	—
Total Assets	1,490,552,730	228,196,264	74,894,232	65,701,680	5,686,730
LIABILITIES:

Due to custodian	—	—	—	—	2,037

Unrealized depreciation on foreign currency contracts	11,713	3,542	20	67	0	^

Payables:

Cash collateral received for securities loaned (Note 2)	17,783,427	1,812,719	1,876,147	1,197,435	198,180

Investment securities purchased	1,914,348	597,323	175,562	155,534	—

Capital shares redeemed	16,362,378	—	—	—	—

Advisory fees (Note 3)	783,174	103,279	35,945	34,323	884

Service fees (Note 2)	5,478	784	272	261	19

Foreign capital gains tax	—	179,592	—	—	—
Total Liabilities	36,860,518	2,697,239	2,087,946	1,387,620	201,120
NET ASSETS	$1,453,692,212	$225,499,025	$72,806,286	$64,314,060	$5,485,610
NET ASSETS:

Paid-in capital	$1,976,015,321	$221,441,959	$106,286,950	$85,763,938	$4,585,279

Total distributable earnings (loss)	(522,323,109)	4,057,066	(33,480,664)	(21,449,878)	900,331
NET ASSETS	$1,453,692,212	$225,499,025	$72,806,286	$64,314,060	$5,485,610
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	35,300,000	3,400,000	3,000,000	1,700,000	150,004
Net asset value per share	$41.18	$66.32	$24.27	$37.83	$36.57
[1] Includes market value of securities out on loan of:	$211,776,987	$5,058,466	$4,608,962	$2,883,595	$449,291
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement of:	$103,573	—	—	$1,533	—
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2020

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
ASSETS:

Investments, at cost	$439,203,050	$2,142,488

Investment in affiliates, at cost (Note 3)	26,901	—

Foreign currency, at cost	659,822	91
Investments in securities, at value	588,153,146	2,470,998

Investment in affiliates, at value (Note 3)	27,113	—

Cash	80,328	1,343

Foreign currency, at value	660,120	92

Receivables:

Dividends	577,481	126
Total Assets	589,498,188	2,472,559
LIABILITIES:

Payables:

Advisory fees (Note 3)	405,723	1,161

Service fees (Note 2)	2,151	9

Foreign capital gains tax	—	43,845
Total Liabilities	407,874	45,015
NET ASSETS	$589,090,314	$2,427,544
NET ASSETS:

Paid-in capital	$586,553,403	$2,305,199

Total distributable earnings (loss)	2,536,911	122,345
NET ASSETS	$589,090,314	$2,427,544
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	25,200,000	100,000
Net asset value per share	$23.38	$24.28

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$2,374,165	$14,549,438	$63,000,080	$175,603	$1,487,437

Dividends from affiliates (Note 3)	—	—	35,367	—	—

Interest	—	—	—	—	12

Non-cash dividends	71,885	503,788	240,761	—	150,156

Securities lending income (Note 2)	37,558	93,829	811,658	—	7,315
Total investment income	2,483,608	15,147,055	64,087,866	175,603	1,644,920
EXPENSES:

Advisory fees (Note 3)	689,066	3,219,316	5,148,935	19,810	207,432

Service fees (Note 2)	6,062	30,144	35,961	182	1,745
Total expenses	695,128	3,249,460	5,184,896	19,992	209,177
Expense waivers (Note 3)	(248,185)	(1,026,996)	(2,218)	—	(80,551)
Net expenses	446,943	2,222,464	5,182,678	19,992	128,626
Net investment income	2,036,665	12,924,591	58,905,188	155,611	1,516,294
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(3,351,370)	(50,498,681)	(125,450,869)	(366,648)	(1,800,249)

Investment transactions in affiliates (Note 3)	—	—	(203,780)	—	—

In-kind redemptions	—	—	(3,303,039)	—	562,428

Futures contracts	—	(2,386)	—	(1,478)	—

Foreign currency contracts	(6,063)	(51,920)	473,993	(103,684)	(3,873)

Foreign currency related transactions	2,659	(243,038)	(581,295)	(9,498)	(1,022)

Payment by sub-advisor (Note 3)	—	3,285	—	—	—
Net realized loss	(3,354,774)	(50,792,740)	(129,064,990)	(481,308)	(1,242,716)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	96,052,341	423,903,935	267,058,974	1,932,360	17,526,076

Investment transactions in affiliates (Note 3)	—	—	226,570	—	—

Foreign currency contracts	—	(4,680)	(2,940)	36,791	(688)

Translation of assets and liabilities denominated in foreign currencies	(146)	59,818	319,943	2,892	10,420
Net increase in unrealized appreciation/depreciation	96,052,195	423,959,073	267,602,547	1,972,043	17,535,808
Net realized and unrealized gain on investments	92,697,421	373,166,333	138,537,557	1,490,735	16,293,092
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,734,086	$386,090,924	$197,442,745	$1,646,346	$17,809,386
[1] Net of foreign withholding tax of:	$131,970	$2,203,893	$9,464,986	$24,027	$173,998
[2] Net of foreign capital gains tax withheld (credit) of:	—	$15	—	$(220)	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$488,401	—	—	$76,544

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund
INVESTMENT INCOME:

Dividends[1]	$42,617,679	$2,711,198	$1,989,316	$2,060,815	$5,065

Dividends from affiliates (Note 3)	217,438	19,525	—	3,145	—

Non-cash dividends	1,443	—	126,903	—	—

Securities lending income (Note 2)	2,164,194	17,856	36,328	8,353	1,839
Total investment income	45,000,754	2,748,579	2,152,547	2,072,313	6,904
EXPENSES:

Advisory fees (Note 3)	4,573,939	471,442	231,931	220,577	5,535

Service fees (Note 2)	31,945	3,576	1,760	1,674	73
Total expenses	4,605,884	475,018	233,691	222,251	5,608
Expense waivers (Note 3)	(8,714)	(306)	—	(245)	—
Net expenses	4,597,170	474,712	233,691	222,006	5,608
Net investment income	40,403,584	2,273,867	1,918,856	1,850,307	1,296
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(88,553,513)	(2,041,975)	(3,225,157)	(3,809,799)	23,503

Investment transactions in affiliates (Note 3)	(477,067)	(114,967)	—	43,028	—

In-kind redemptions	2,340,236	—	1,630,936	1,727,731	446,493

Foreign currency contracts	(53,471)	(49,262)	(1,375)	(4,000)	2,132

Foreign currency related transactions	(184,222)	29,200	18,261	3,885	(2,041)
Net realized gain (loss)	(86,928,037)	(2,177,004)	(1,577,335)	(2,039,155)	470,087
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	394,855,271	30,600,416	7,300,324	9,272,983	619,133

Investment transactions in affiliates (Note 3)	725,820	90,951	—	(33,516)	—

Foreign currency contracts	(11,012)	(4,761)	615	153	2

Translation of assets and liabilities denominated in foreign currencies	312,783	8,506	1,818	5,473	(19)
Net increase in unrealized appreciation/depreciation	395,882,862	30,695,112	7,302,757	9,245,093	619,116
Net realized and unrealized gain on investments	308,954,825	28,518,108	5,725,422	7,205,938	1,089,203
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$349,358,409	$30,791,975	$7,644,278	$9,056,245	$1,090,499
[1] Net of foreign withholding tax of:	$6,487,664	$204,897	$130,519	$106,247	$226
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$179,592	—	—	—

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree India Earnings Fund (consolidated)	WisdomTree India ex-State-Owned Enterprises Fund
INVESTMENT INCOME:

Dividends[1]	$3,575,249	$9,705

Dividends from affiliates (Note 3)	33	—
Total investment income	3,575,282	9,705
EXPENSES:

Advisory fees (Note 3)	2,507,846	5,413

Service fees (Note 2)	13,295	41

Interest expense (Note 8)	53,424	—
Total expenses	2,574,565	5,454

Expense reimbursements (Note 3)	(74)	—
Net expenses	2,574,491	5,454
Net investment income	1,000,791	4,251
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	48,490,748	(47,371)

Futures contracts	—	159

Foreign currency contracts	(180,267)	(1,645)

Foreign currency related transactions	464,696	1,349
Net realized gain (loss)	48,775,177	(47,508)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	175,641,878	639,613

Investment transactions in affiliates (Note 3)	7,650	—

Translation of assets and liabilities denominated in foreign currencies	26,863	15
Net increase in unrealized appreciation/depreciation	175,676,391	639,628
Net realized and unrealized gain on investments	224,451,568	592,120
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,452,359	$596,371
[1] Net of foreign withholding tax of:	$1,000,358	$2,521
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$43,845

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State- Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,036,665	$1,530,597	$12,924,591	$11,366,555	$58,905,188	$107,725,386

Net realized loss on investments, futures contracts, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(3,354,774)	(5,206,484)	(50,792,740)	(18,901,039)	(129,064,990)	(30,302,080)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	96,052,195	(4,773,317)	423,959,073	(139,070,689)	267,602,547	(580,466,828)
Net increase (decrease) in net assets resulting from operations	94,734,086	(8,449,204)	386,090,924	(146,605,173)	197,442,745	(503,043,522)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,793,750)	(1,482,750)	(11,913,000)	(10,713,413)	(60,694,000)	(107,852,051)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	80,698,731	74,050,585	707,735,139	662,126,044	14,885,953	184,251,964

Cost of shares redeemed	—	(19,466,325)	—	—	(277,886,937)	(107,427,407)
Net increase (decrease) in net assets resulting from capital share transactions	80,698,731	54,584,260	707,735,139	662,126,044	(263,000,984)	76,824,557
Net Increase (Decrease) in Net Assets	173,639,067	44,652,306	1,081,913,063	504,807,458	(126,252,239)	(534,071,016)
NET ASSETS:

Beginning of period	$188,351,013	$143,698,707	$809,991,438	$305,183,980	$1,638,934,764	$2,173,005,780

End of period	$361,990,080	$188,351,013	$1,891,904,501	$809,991,438	$1,512,682,525	$1,638,934,764
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,450,000	1,850,000	33,200,000	10,600,000	50,500,000	49,700,000

Shares created	800,000	875,000	23,400,000	22,600,000	400,000	4,100,000

Shares redeemed	—	(275,000)	—	—	(7,900,000)	(3,300,000)
Shares outstanding, end of period	3,250,000	2,450,000	56,600,000	33,200,000	43,000,000	50,500,000

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$155,611	$631,407	$1,516,294	$1,900,099	$40,403,584	$64,648,688

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(481,308)	(1,433,435)	(1,242,716)	2,068,012	(86,928,037)	(32,275,942)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,972,043	(1,941,032)	17,535,808	(20,695,000)	395,882,862	(494,432,179)
Net increase (decrease) in net assets resulting from operations	1,646,346	(2,743,060)	17,809,386	(16,726,889)	349,358,409	(462,059,433)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(124,000)	(622,000)	(1,487,000)	(1,769,180)	(44,125,000)	(64,397,006)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	7,133,496	—	24,084,102	14,326,317	434,522,096

Cost of shares redeemed	—	(15,552,502)	(6,912,416)	(4,840,952)	(82,717,632)	(116,184,314)
Net increase (decrease) in net assets resulting from capital share transactions	—	(8,419,006)	(6,912,416)	19,243,150	(68,391,315)	318,337,782
Net Increase (Decrease) in Net Assets	1,522,346	(11,784,066)	9,409,970	747,081	236,842,094	(208,118,657)
NET ASSETS:

Beginning of period	$7,101,552	$18,885,618	$69,936,064	$69,188,983	$1,216,850,118	$1,424,968,775

End of period	$8,623,898	$7,101,552	$79,346,034	$69,936,064	$1,453,692,212	$1,216,850,118
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	800,004	3,600,000	2,800,000	36,900,000	30,300,000

Shares created	—	300,000	—	1,000,000	400,000	9,400,000

Shares redeemed	—	(700,004)	(300,000)	(200,000)	(2,000,000)	(2,800,000)
Shares outstanding, end of period	400,000	400,000	3,300,000	3,600,000	35,300,000	36,900,000

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,273,867	$2,309,847	$1,918,856	$3,960,563	$1,850,307	$3,481,208

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(2,177,004)	5,162,482	(1,577,335)	(2,233,118)	(2,039,155)	84,523

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	30,695,112	(14,115,415)	7,302,757	(30,186,279)	9,245,093	(23,124,533)
Net increase (decrease) in net assets resulting from operations	30,791,975	(6,643,086)	7,644,278	(28,458,834)	9,056,245	(19,558,802)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,301,000)	(2,044,152)	—	(8,280,378)	(1,770,750)	(3,450,818)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	101,347,368	55,725,705	—	7,799,877	11,563,727	2,313,061

Cost of shares redeemed	—	(23,657,765)	(15,541,189)	(4,503,382)	(21,487,014)	(4,578,918)
Net increase (decrease) in net assets resulting from capital share transactions	101,347,368	32,067,940	(15,541,189)	3,296,495	(9,923,287)	(2,265,857)
Net Increase (Decrease) in Net Assets	129,838,343	23,380,702	(7,896,911)	(33,442,717)	(2,637,792)	(25,275,477)
NET ASSETS:

Beginning of period	$95,660,682	$72,279,980	$80,703,197	$114,145,914	$66,951,852	$92,227,329

End of period	$225,499,025	$95,660,682	$72,806,286	$80,703,197	$64,314,060	$66,951,852
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,800,000	1,300,000	3,650,000	3,550,000	1,950,000	2,000,000

Shares created	1,600,000	900,000	—	250,000	300,000	50,000

Shares redeemed	—	(400,000)	(650,000)	(150,000)	(550,000)	(100,000)
Shares outstanding, end of period	3,400,000	1,800,000	3,000,000	3,650,000	1,700,000	1,950,000

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Growth Leaders Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Period May 22, 2019* through March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Period April 4, 2019* through March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,296	$4,778	$1,000,791	$13,950,573	$4,251	$14,534

Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	470,087	36,920	48,775,177	10,453,313	(47,508)	(131,193)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	619,116	(153,451)	175,676,391	(409,753,248)	639,628	(354,963)
Net increase (decrease) in net assets resulting from operations	1,090,499	(111,753)	225,452,359	(385,349,362)	596,371	(471,622)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(4,030)	(3,796,930)	(8,945,464)	(3,000)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,526,701	3,164,925	—	162,287,596	952,311	2,523,084

Cost of shares redeemed	(882,476)	(1,298,356)	(195,882,462)	(528,099,367)	—	(1,169,700)
Net increase (decrease) in net assets resulting from capital share transactions	2,644,225	1,866,569	(195,882,462)	(365,811,771)	952,311	1,353,384
Net Increase (Decrease) in Net Assets	3,734,724	1,750,786	25,772,967	(760,106,597)	1,545,682	881,762
NET ASSETS:

Beginning of period	$1,750,886	$100	$563,317,347	$1,323,423,944	$881,862	$100

End of period	$5,485,610	$1,750,886	$589,090,314	$563,317,347	$2,427,544	$881,862
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	75,004	4	34,800,000	50,400,000	50,000	4

Shares created	100,000	125,000	—	6,800,000	50,000	100,000

Shares redeemed	(25,000)	(50,000)	(9,600,000)	(22,400,000)	—	(50,004)
Shares outstanding, end of period	150,004	75,004	25,200,000	34,800,000	100,000	50,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	85

Statement of Cash Flows (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2020

Wisdomtree India Earnings Fund (consolidated)
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$225,452,359
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:

Purchases of investment securities	(151,435,810)

Proceeds from sales of investment securities	347,170,546

Net realized gain on investment securities	(48,490,748)

Net change in unrealized appreciation/depreciation from investments	(175,649,528)

Changes in assets and liabilities

Decrease in receivable for investment securities sold	4,801

Increase in dividends receivable	(561,162)

Decrease in advisory fees payable	(51,523)

Decrease in service fees payable	(273)
Net cash provided by operating activities	$196,438,662
CASH FLOWS FROM FINANCING ACTIVITIES:

Cost of shares redeemed	$(195,882,462)

Distributions to shareholders	(3,796,930)
Net cash used for financing activities	$(199,679,392)
Net decrease in cash	$(3,240,730)

Cash* at beginning of period	$3,981,178
Cash* at end of period	$740,448
*	Includes foreign currency, at value.

See Notes to Financial Statements.

86	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[1]
Net asset value, beginning of period	$76.88	$77.67	$87.24	$57.17	$46.75	$55.28
Investment operations:

Net investment income[2]	0.72	0.79	0.98	0.12	0.64	1.25

Net realized and unrealized gain (loss)	34.40	(0.78)	(9.64)	30.56	10.45	(8.59)
Total from investment operations	35.12	0.01	(8.66)	30.68	11.09	(7.34)
Dividends and distributions to shareholders:

Net investment income	(0.62)	(0.80)	(0.90)	(0.61)	(0.67)	(1.19)

Tax return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.62)	(0.80)	(0.91)	(0.61)	(0.67)	(1.19)
Net asset value, end of period	$111.38	$76.88	$77.67	$87.24	$57.17	$46.75

TOTAL RETURN[3]	45.76%	0.07%	(9.91)%	53.95%	23.94%	(13.40)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$361,990	$188,351	$143,699	$215,928	$8,576	$9,351

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4,5]	0.32%[6]	0.32%[6]	0.33%[6,7]	0.53%[7]	0.57%[7]

Expenses, prior to expense waivers	0.50%[4]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	1.48%[4]	1.03%	1.31%	0.14%	1.29%	2.42%
Portfolio turnover rate[8]	6%	22%	35%	20%	37%	143%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$24.40	$28.79	$31.99	$24.72	$21.48	$25.17
Investment operations:

Net investment income[2]	0.29	0.62	0.42	0.28	0.30	0.35

Net realized and unrealized gain (loss)	8.98	(4.38)	(3.20)	7.20	3.25	(3.24)
Total from investment operations	9.27	(3.76)	(2.78)	7.48	3.55	(2.89)
Dividends to shareholders:

Net investment income	(0.24)	(0.63)	(0.42)	(0.21)	(0.31)	(0.80)
Net asset value, end of period	$33.43	$24.40	$28.79	$31.99	$24.72	$21.48

TOTAL RETURN[3]	38.01%[9]	(13.36)%	(8.64)%[9]	30.30%	16.68%	(11.69)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,891,905	$809,991	$305,184	$92,776	$2,472	$2,148

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4,5]	0.32%[6]	0.32%[6]	0.33%[6]	0.58%	0.58%

Expenses, prior to expense waivers	0.47%[4]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.89%[4]	2.14%	1.51%	0.92%	1.33%	1.48%
Portfolio turnover rate[8]	12%	19%	24%	68%	15%	46%
[1]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$32.45	$43.72	$47.35	$40.69	$35.05	$42.68
Investment operations:

Net investment income[1]	1.31	2.10	1.84	1.67	1.42	1.76

Net realized and unrealized gain (loss)	2.83	(11.25)	(3.57)	6.65	5.58	(7.74)
Total from investment operations	4.14	(9.15)	(1.73)	8.32	7.00	(5.98)
Dividends to shareholders:

Net investment income	(1.41)	(2.12)	(1.90)	(1.66)	(1.36)	(1.65)
Net asset value, end of period	$35.18	$32.45	$43.72	$47.35	$40.69	$35.05

TOTAL RETURN[2]	12.65%	(22.06)%	(3.51)%	20.98%	20.44%	(14.07)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,512,683	$1,638,935	$2,173,006	$2,282,176	$1,721,381	$1,321,221

Ratios to average net assets[3] of:

Expenses[4]	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	7.21%[5]	4.91%	4.23%	3.81%	3.81%	4.64%
Portfolio turnover rate[6]	10%	41%	44%	41%	41%	43%

WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.39	0.73	0.29

Net realized and unrealized gain (loss)	3.73	(5.91)	(1.16)
Total from investment operations	4.12	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.31)	(0.68)	(0.20)
Net asset value, end of period	$21.56	$17.75	$23.61

TOTAL RETURN[2]	23.24%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$8,624	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%	0.48%[4,5]

Net investment income	3.77%[5]	3.24%	1.97%[5]
Portfolio turnover rate[6]	62%	166%	133%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$19.43	$24.71	$26.94	$23.03	$21.11	$24.08
Investment operations:

Net investment income[1]	0.44	0.66	0.71	0.56	0.63	0.55

Net realized and unrealized gain (loss)	4.61	(5.32)	(2.30)	3.87	1.96	(2.94)
Total from investment operations	5.05	(4.66)	(1.59)	4.43	2.59	(2.39)
Dividends to shareholders:

Net investment income	(0.44)	(0.62)	(0.64)	(0.52)	(0.67)	(0.58)
Net asset value, end of period	$24.04	$19.43	$24.71	$26.94	$23.03	$21.11

TOTAL RETURN[2]	26.03%	(19.30)%	(5.79)%	19.44%	12.45%	(9.89)%[3]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$79,346	$69,936	$69,189	$75,442	$48,366	$31,667

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4,5]	0.32%[6]	0.32%[6]	0.39%[6]	0.63%	0.63%

Expenses, prior to expense waivers	0.53%[4]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	3.82%[4]	2.74%	2.93%	2.17%	2.88%	2.59%
Portfolio turnover rate[7]	5%	55%	81%	62%	49%	62%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$32.98	$47.03	$53.47	$44.62	$37.90	$44.46
Investment operations:

Net investment income[1]	1.10	1.82	1.79	1.42	1.35	1.24

Net realized and unrealized gain (loss)	8.31	(14.02)	(6.35)	8.89	6.71	(6.65)
Total from investment operations	9.41	(12.20)	(4.56)	10.31	8.06	(5.41)
Dividends to shareholders:

Net investment income	(1.21)	(1.85)	(1.88)	(1.46)	(1.34)	(1.15)
Net asset value, end of period	$41.18	$32.98	$47.03	$53.47	$44.62	$37.90

TOTAL RETURN[2]	28.60%	(26.95)%	(8.40)%	23.55%	21.76%	(12.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,453,692	$1,216,850	$1,424,969	$1,743,104	$1,106,602	$894,468

Ratios to average net assets[8] of:

Expenses[9]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%

Net investment income	5.57%[4]	4.05%	3.81%	2.88%	3.36%	3.13%
Portfolio turnover rate[7]	12%	47%	40%	48%	47%	52%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$53.14	$55.60	$59.03	$50.03	$47.16	$50.80
Investment operations:

Net investment income[1]	0.89	1.60	1.17	1.24	1.14	1.02

Net realized and unrealized gain (loss)	13.06	(2.62)	(3.34)	8.79	2.94	(3.75)
Total from investment operations	13.95	(1.02)	(2.17)	10.03	4.08	(2.73)
Dividends to shareholders:

Net investment income	(0.77)	(1.44)	(1.26)	(1.03)	(1.21)	(0.91)
Net asset value, end of period	$66.32	$53.14	$55.60	$59.03	$50.03	$47.16

TOTAL RETURN[2]	26.28%	(2.01)%	(3.65)%	20.18%	8.80%	(5.42)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$225,499	$95,661	$72,280	$70,841	$50,031	$66,026

Ratios to average net assets[3] of:

Expenses	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%[5]	0.58%	0.58%[5,6]

Net investment income	2.80%[4]	2.68%	2.11%	2.20%	2.39%	2.15%
Portfolio turnover rate[7]	6%	56%	60%	67%	66%	61%

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$22.11	$32.15	$32.04	$28.16	$27.26	$29.65
Investment operations:

Net investment income[1]	0.58	1.13	1.12	1.11	1.06	0.89

Net realized and unrealized gain (loss)	1.58	(8.79)	0.24	4.92	1.35	(2.08)
Total from investment operations	2.16	(7.66)	1.36	6.03	2.41	(1.19)
Dividends to shareholders:

Net investment income	—	(2.38)	(1.25)	(2.15)	(1.51)	(1.20)
Net asset value, end of period	$24.27	$22.11	$32.15	$32.04	$28.16	$27.26

TOTAL RETURN[2]	9.77%	(25.74)%	4.51%	21.90%	9.33%[8]	(3.89)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$72,806	$80,703	$114,146	$107,329	$83,060	$94,044

Ratios to average net assets of:

Expenses	0.58%[4]	0.58%[3]	0.58%[3]	0.58%[3]	0.58%[3]	0.58%[3,6]

Net investment income	4.80%[4]	3.75%[3]	3.72%[3]	3.56%[3]	3.86%[3]	3.22%[3]
Portfolio turnover rate[7]	7%	21%	17%	23%	19%	32%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$34.33	$46.11	$46.38	$44.75	$40.84	$44.23
Investment operations:

Net investment income[1]	0.94	1.78	1.77	1.59	1.46	1.76

Net realized and unrealized gain (loss)	3.55	(11.79)	(0.18)	1.54	3.97	(3.43)
Total from investment operations	4.49	(10.01)	1.59	3.13	5.43	(1.67)
Dividends to shareholders:

Net investment income	(0.99)	(1.77)	(1.86)	(1.50)	(1.52)	(1.72)
Net asset value, end of period	$37.83	$34.33	$46.11	$46.38	$44.75	$40.84

TOTAL RETURN[2]	13.05%	(22.46)%	3.59%	7.02%	13.54%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$64,314	$66,952	$92,227	$104,358	$89,510	$73,511

Ratios to average net assets[3] of:

Expenses	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%[5]	0.58%	0.58%[5,6]

Net investment income	4.87%[4]	3.88%	3.86%	3.41%	3.42%	4.19%
Portfolio turnover rate[7]	10%	32%	19%	21%	21%	56%

WisdomTree Growth Leaders Fund	For the Six Months Ended September 30, 2020 (unaudited)[8]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$23.34	$24.80
Investment operations:

Net investment income[1]	0.01	0.06

Net realized and unrealized gain (loss)	13.22	(1.44)
Total from investment operations	13.23	(1.38)
Dividends to shareholders:

Net investment income	—	(0.08)
Net asset value, end of period	$36.57	$23.34

TOTAL RETURN[2]	56.68%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,486	$1,751

Ratios to average net assets of:

Expenses	0.34%[4,9]	0.45%[4]

Net investment income	0.08%[4]	0.27%[4]
Portfolio turnover rate[7]	57%	9%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[9]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$16.19	$26.26	$25.88	$24.07	$19.42	$22.64
Investment operations:

Net investment income[1]	0.03	0.30	0.28	0.24	0.23	0.26

Net realized and unrealized gain (loss)	7.29	(10.18)	0.45	1.79	4.70	(3.26)
Total from investment operations	7.32	(9.88)	0.73	2.03	4.93	(3.00)
Dividends and distributions to shareholders:

Net investment income	(0.13)	(0.19)	(0.34)	(0.22)	(0.28)	(0.22)

Tax return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.13)	(0.19)	(0.35)	(0.22)	(0.28)	(0.22)
Net asset value, end of period	$23.38	$16.19	$26.26	$25.88	$24.07	$19.42

TOTAL RETURN[2]	45.29%	(37.84)%	2.89%	8.46%	25.56%	(13.31)%[3]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$589,090	$563,317	$1,323,424	$1,671,567	$1,564,606	$1,475,616

Ratios to average net assets of:

Expenses[4]	0.84%[5,6,7]	0.84%[6,7]	0.85%	0.84%	0.84%	0.84%

Net investment income	0.34%[5,6]	1.22%[6]	1.14%	0.91%	1.09%	1.28%
Portfolio turnover rate[8]	25%	32%	37%	22%	30%	38%

WisdomTree India ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$17.64	$24.67
Investment operations:

Net investment income[1]	0.05	0.19

Net realized and unrealized gain (loss)	6.62	(7.22)
Total from investment operations	6.67	(7.03)
Dividends to shareholders:

Net investment income	(0.03)	—
Net asset value, end of period	$24.28	$17.64

TOTAL RETURN[2]	37.81%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,428	$882

Ratios to average net assets of:

Expenses	0.58%[5]	0.58%[5]

Net investment income	0.46%[5]	0.80%[5]
Portfolio turnover rate[8]	12%	82%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[4]	Includes interest expense of 0.01% for the six months ended September 30, 2020 (not annualized) and each of the fiscal years presented.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

92	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund’’)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund’’) (formerly, WisdomTree Modern Tech Platforms Fund)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund’’)	April 4, 2019

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Investments Corporation (“Mellon”).

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

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Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for all Funds except for the China ex-State-Owned Enterprises Fund which is valued daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an

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event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the period ended September 30, 2020 and open positions in such derivatives as of September 30, 2020 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2020, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2020, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$1,122	Unrealized depreciation on foreign currency contracts	$5,802
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1,084

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Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$17,343	Unrealized depreciation on foreign currency contracts	$84
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	151	Unrealized depreciation on foreign currency contracts	11,713
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	228	Unrealized depreciation on foreign currency contracts	3,542
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	741	Unrealized depreciation on foreign currency contracts	20
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8	Unrealized depreciation on foreign currency contracts	67
Growth Leaders Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	0	^
^	Amount represents less than $1.

For the six months ended September 30, 2020, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	$(6,063)	$—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(51,920)	(4,680)
Equity contracts	(2,386)	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	473,993	(2,940)
Emerging Markets Multifactor Fund
Foreign exchange contracts	(103,684)	36,791
Equity contracts	(1,478)	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(3,873)	(688)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(53,471)	(11,012)
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(49,262)	(4,761)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(1,375)	615
Global High Dividend Fund
Foreign exchange contracts	(4,000)	153
Growth Leaders Fund
Foreign exchange contracts	2,132	2
India Earnings Fund (consolidated)
Foreign exchange contracts	(180,267)	—
India ex-State-Owned Enterprises Fund
Foreign exchange contracts	(1,645)	—
Equity contracts	159	—
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

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During the six months ended September 30, 2020, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	$798,369	$21,400	$—
Emerging Markets ex-State-Owned Enterprises Fund
Equity contracts[1]	—	—	76,201
Foreign exchange contracts	5,913,597	299,865	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	591,479	1,995,725	—
Emerging Markets Multifactor Fund
Equity contracts[1]	—	—	14,988
Foreign exchange contracts	533,519	2,634,018	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	19,381	32,666	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	536,802	1,661,518	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	351,421	199,835	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	96,970	18,482	—
Global High Dividend Fund
Foreign exchange contracts	33,873	26,626	—
Growth Leaders Fund
Foreign exchange contracts[1]	20,011	33,282	—
India Earnings Fund (consolidated)
Foreign exchange contracts	3,869,216	7,105,399	—
India ex-State-Owned Enterprises Fund
Equity contracts[1]	—	—	2,927
Foreign exchange contracts[1]	141,333	6,498	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the

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difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Interest expense associated with a short term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the Emerging Markets Multifactor Fund, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized Forward Contracts primarily to offset applicable foreign currency exposure from certain positions in emerging market equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

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Futures Contracts — The Emerging Markets ex-State-Owned Enterprises Fund and Emerging Markets Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. The India ex-State-Owned Enterprises Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of September 30, 2020, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off

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provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$11,953,586	$—	$(11,953,586)[1]	$—	$—	$—	$—	$—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	35,055,842	—	(35,055,842)[1]	—	—	—	—	—
Foreign Currency Contracts	1,122	(320)	—	802	5,802	(320)	—	5,482
Emerging Markets High Dividend Fund
Securities Lending	122,087,016	—	(122,087,016)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1,084	—	—	1,084
Emerging Markets Multifactor Fund
Foreign Currency Contracts	17,343	—	—	17,343	84	—	—	84
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,177,669	—	(1,177,669)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	211,776,987	—	(211,776,987)[1]	—	—	—	—	—
Foreign Currency Contracts	151	(151)	—	—	11,713	(151)	—	11,562
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	5,058,466	—	(5,058,466)[1]	—	—	—	—	—
Foreign Currency Contracts	228	(228)	—	—	3,542	(228)	—	3,314
Global ex-U.S. Real Estate Fund
Securities Lending	4,608,962	—	(4,608,962)[1]	—	—	—	—	—
Foreign Currency Contracts	741	(20)	—	721	20	(20)	—	—

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received				Financial Instruments	Collateral Posted
Global High Dividend Fund
Securities Lending	$2,883,595	$—	$(2,883,595)[1]	$—	$—		$—	$—	$—
Foreign Currency Contracts	8	(8)	—	—	67		(8)	—	59
Growth Leaders Fund
Securities Lending	449,291	—	(449,291)[1]	—	—		—	—	—
Foreign Currency Contracts	—	—	—	—	0	^	—	—	0	^
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

^	Amount represents less than $1.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market and Frontier Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

The economies of “frontier markets” (e.g., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, Saudi Arabia, and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of investors and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of a Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (continued)

undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%[1]
Emerging Markets ex-State-Owned Enterprises Fund	0.32%[2]
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%[1]
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%[3]
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%
[1]

Prior to the close of business July 31, 2020, WTAM received an annual advisory fee of 0.63% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.32%.

[2]

Prior to the close of business July 31, 2020, WTAM received an annual advisory fee of 0.58% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.32% .

[3]	Prior to August 1, 2020, WTAM received an annual advisory fee of 0.45% based on the Fund’s average daily net assets.

During the period ended September 30, 2020, the Emerging Markets ex-State-Owned Enterprises Fund received a voluntary reimbursement of $3,285 from Mellon resulting from an operational error. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net realized gain from payment by sub-advisor”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended September 30, 2020, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2020, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	796	$26,801	$213
Emerging Markets High Dividend Fund	127	4,475	235
Emerging Markets Quality Dividend Growth Fund	124	3,001	54
Emerging Markets SmallCap Dividend Fund	348	14,390	451
Global ex-U.S. Quality Dividend Growth Fund	90	5,999	42

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2020 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$69,488,341	$16,809,816	$27,861,718	$—
Emerging Markets ex-State-Owned Enterprises Fund	620,350,225	163,755,445	247,963,986	—
Emerging Markets High Dividend Fund	166,366,897	283,299,768	4,294,635	155,574,680
Emerging Markets Multifactor Fund	5,039,404	5,106,843	—	—
Emerging Markets Quality Dividend Growth Fund	4,148,414	7,411,959	—	3,572,985
Emerging Markets SmallCap Dividend Fund	175,474,539	224,667,287	2,891,735	28,888,804
Global ex-U.S. Quality Dividend Growth Fund	24,164,630	9,774,149	86,774,752	—
Global ex-U.S. Real Estate Fund	7,631,366	5,222,300	—	16,198,638
Global High Dividend Fund	7,338,591	7,568,282	10,708,780	20,225,976
Growth Leaders Fund	2,046,090	2,016,544	3,521,826	904,307
India Earnings Fund (consolidated)	151,428,716	347,718,127	—	—
India ex-State-Owned Enterprises Fund	1,179,707	226,027	—	—

WisdomTree Trust	103

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2020, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$276,864,770	$102,011,093	$(11,197,889)	$90,813,204	$—	$—	$—	$90,813,204
Emerging Markets ex-State-Owned Enterprises Fund	1,633,265,714	342,780,695	(62,096,638)	280,684,057	1,122	(1,616)	(494)	280,683,563
Emerging Markets High Dividend Fund	1,728,927,894	124,280,669	(344,014,500)	(219,733,831)	—	(1,084)	(1,084)	(219,734,915)
Emerging Markets Multifactor Fund	7,882,821	1,025,451	(323,112)	702,339	444	(2)	442	702,781
Emerging Markets Quality Dividend Growth Fund	73,645,085	14,901,651	(9,316,640)	5,585,011	—	—	—	5,585,011
Emerging Markets SmallCap Dividend Fund	1,474,879,875	253,715,292	(270,703,091)	(16,987,799)	11	(5,832)	(5,821)	(16,993,620)
Global ex-U.S. Quality Dividend Growth Fund	205,796,388	31,114,441	(10,252,334)	20,862,107	228	(3,542)	(3,314)	20,858,793
Global ex-U.S. Real Estate Fund	92,232,987	7,806,389	(25,833,144)	(18,026,755)	741	(20)	721	(18,026,034)
Global High Dividend Fund	75,587,284	5,208,385	(15,562,863)	(10,354,478)	8	(67)	(59)	(10,354,537)
Growth Leaders Fund	5,216,375	527,761	(63,390)	464,371	—	(0)^	(0)^	464,371
India Earnings Fund (consolidated)	467,870,493	195,504,812	(75,195,046)	120,309,766	—	—	—	120,309,766
India ex-State-Owned Enterprises Fund	2,147,373	377,903	(54,278)	323,625	—	—	—	323,625
[1]

Certain financial derviatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

^	Amount represents less than $1.

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio is subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and is subject to applicable foreign tax credits which effectively limits the maximum income tax rate to 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required.

Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on short-term capital gains arising on the disposal of shares of an Indian company acquired on or after April 1, 2017. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). Further, with effect from April 1, 2018, the Indian domestic tax laws have introduced taxation of long-term capital gains arising on the disposal of shares. The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal.

Changes in India tax law could reduce the return to each Fund with investments in India and the return received by each Fund’s shareholders.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the period ended September 30, 2020, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $175,000,000 and having a final maturity date of September 29, 2020. During the period ended September 30, 2020, the Fund utilized the demand note and borrowed for a period of 6 days with an average outstanding loan balance of $151,000,000 and a weighted average interest rate of 2.15% per annum. Interest expense related to the loan for the period ended September 30, 2020 was $53,424. At September 30, 2020, the Fund did not have any amounts outstanding under the demand note agreement.

9. SUBSEQUENT EVENT

Effective after the close of trading on October 16, 2020, the total outstanding shares of the China ex-State-Owned Enterprises Fund split on a 2-for-1 basis as of record date October 14, 2020. The impact of the stock split increased the number of shares outstanding by a factor of two, while decreasing the NAV per share and market price per share by a factor of two, resulting in no effect on fund net assets or on the total value of a shareholder’s investment.

10. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

WisdomTree Trust	105

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the “Agreements”)), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

106	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no

WisdomTree Trust	107

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

108	WisdomTree Trust

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to September 30, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

WisdomTree Trust	109

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

110	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM - 4219

WisdomTree Trust

Semi-Annual Report

September 30, 2020

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	22.3%
Consumer Discretionary	21.2%
Industrials	15.3%
Materials	13.7%
Health Care	13.6%
Information Technology	9.5%
Financials	1.8%
Energy	1.4%
Communication Services	0.4%
Utilities	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Sanofi	6.2%
Unilever N.V.	5.8%
LVMH Moet Hennessy Louis Vuitton SE	5.2%
Daimler AG, Registered Shares	4.5%
Siemens AG, Registered Shares	4.4%
Anheuser-Busch InBev S.A./N.V.	4.2%
ASML Holding N.V.	3.7%
L’Oreal S.A.	3.6%
Bayer AG, Registered Shares	3.5%
BASF SE	3.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,219.20	0.58%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	21.92%	-5.77%	0.84%	6.51%	6.87%
Fund Market Price Returns	23.63%	-5.78%	0.78%	6.50%	6.77%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[1]	22.24%	-5.34%	1.19%	6.96%	7.29%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[2]	17.24%	-7.72%	-1.49%	3.75%	5.68%
*	Returns of less than one year are cumulative.

[1]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[2]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.5%
Financials	14.9%
Materials	12.9%
Utilities	10.6%
Communication Services	8.7%
Information Technology	7.8%
Consumer Discretionary	7.7%
Consumer Staples	6.7%
Real Estate	5.2%
Health Care	3.9%
Energy	2.1%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Banca Mediolanum SpA	2.1%
Kesko Oyj, Class B	2.0%
BE Semiconductor Industries N.V.	1.7%
Voestalpine AG	1.6%
Freenet AG	1.5%
ASR Nederland N.V.	1.4%
Siltronic AG	1.4%
Nokian Renkaat Oyj	1.4%
Orion Oyj, Class B	1.4%
bpost S.A.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,203.70	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	20.37%	-6.74%	-1.02%	6.31%	4.89%
Fund Market Price Returns	22.53%	-6.79%	-1.12%	6.21%	4.66%
WisdomTree Europe Hedged SmallCap Equity Index	20.66%	-6.43%	-1.10%	6.45%	4.96%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	25.51%	-1.23%	-0.63%	6.11%	5.12%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	17.1%
Consumer Discretionary	16.1%
Financials	15.4%
Materials	14.7%
Health Care	11.5%
Information Technology	8.1%
Utilities	6.3%
Consumer Staples	4.9%
Communication Services	4.2%
Real Estate	0.1%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BASF SE	4.6%
Bayerische Motoren Werke AG	4.5%
Daimler AG, Registered Shares	4.4%
Deutsche Post AG, Registered Shares	4.4%
SAP SE	4.4%
Allianz SE, Registered Shares	4.4%
Bayer AG, Registered Shares	4.3%
Deutsche Telekom AG, Registered Shares	4.2%
Siemens AG, Registered Shares	4.0%
Volkswagen AG	4.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,291.60	0.48%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	29.16%	-0.83%	-0.45%	6.31%	5.83%
Fund Market Price Returns	31.05%	-0.72%	-0.51%	6.32%	5.70%
WisdomTree Germany Hedged Equity Index	29.37%	-0.71%	-0.33%	6.52%	6.00%
MSCI Germany Local Currency Index	28.26%	2.23%	-0.86%	4.82%	4.80%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	16.7%
Information Technology	16.0%
Consumer Staples	14.5%
Industrials	14.5%
Consumer Discretionary	13.1%
Materials	11.1%
Communication Services	4.8%
Real Estate	2.4%
Financials	2.3%
Utilities	2.0%
Energy	1.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	4.5%
Unilever N.V.	4.1%
Industria de Diseno Textil S.A.	3.9%
Rio Tinto PLC	3.7%
SAP SE	3.5%
British American Tobacco PLC	3.5%
Tokyo Electron Ltd.	3.1%
ASML Holding N.V.	2.8%
Kering S.A.	2.6%
Nintendo Co., Ltd.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,208.20	0.58%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	20.82%	11.24%	7.41%	9.84%	8.50%
Fund Market Price Returns	22.13%	10.93%	7.38%	9.82%	8.39%
WisdomTree International Hedged Quality Dividend Growth Index	21.12%	11.85%	8.12%	10.56%	9.18%
MSCI EAFE Local Currency Index	13.98%	-4.74%	0.55%	4.83%	4.54%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.6%
Consumer Discretionary	20.1%
Information Technology	13.8%
Health Care	10.8%
Financials	10.7%
Materials	9.2%
Consumer Staples	7.3%
Communication Services	4.1%
Energy	0.5%
Utilities	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.4%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Tokyo Electron Ltd.	2.9%
Japan Tobacco, Inc.	2.8%
Takeda Pharmaceutical Co., Ltd.	2.6%
FANUC Corp.	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Nintendo Co., Ltd.	2.2%
ITOCHU Corp.	2.2%
Honda Motor Co., Ltd.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the ‘‘Index’’). The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,156.80	0.48%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	15.68%	-0.30%	-1.46%	3.51%	6.79%
Fund Market Price Returns	18.31%	-0.32%	-1.20%	3.46%	6.76%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[1]	16.15%	0.26%	-0.89%	4.22%	7.39%
MSCI Japan/MSCI Japan Local Currency Spliced Index[2]	16.68%	4.40%	1.73%	4.83%	8.71%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Japan Dividend Index prior to April 1, 2010; WisdomTree Japan Hedged Equity Index thereafter.

[2]	MSCI Japan Index prior to April 1, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.3%
Consumer Discretionary	19.8%
Materials	12.4%
Information Technology	11.3%
Financials	10.9%
Consumer Staples	7.4%
Health Care	4.5%
Communication Services	4.0%
Real Estate	2.6%
Utilities	1.1%
Energy	0.9%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Haseko Corp.	1.4%
Mitsubishi Gas Chemical Co., Inc.	1.1%
Matsui Securities Co., Ltd.	0.9%
Koei Tecmo Holdings Co., Ltd.	0.8%
Casio Computer Co., Ltd.	0.7%
Capcom Co., Ltd.	0.6%
Aozora Bank Ltd.	0.6%
Mixi, Inc.	0.6%
Seven Bank Ltd.	0.6%
Sumitomo Rubber Industries Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,176.20	0.58%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	17.62%	3.05%	-0.68%	6.26%	8.89%
Fund Market Price Returns	20.18%	2.60%	-0.68%	6.20%	8.82%
WisdomTree Japan Hedged SmallCap Equity Index	18.28%	3.91%	-0.02%	7.02%	9.74%
MSCI Japan Small Cap Local Currency Index	20.76%	4.05%	0.23%	6.01%	9.19%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a

free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency

Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to

European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to

Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges”

against fluctuations in the relative value of the Euro against the U.S. dollar.

8	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to

Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S.

dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

WisdomTree Trust	9

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar
ILS	Israeli new shekel

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

10	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.3%

Austria – 0.3%

Andritz AG	176,700	$5,461,986

Schoeller-Bleckmann Oilfield Equipment AG	6,483	172,952

Total Austria		5,634,938

Belgium – 5.8%

Anheuser-Busch InBev S.A./N.V.	1,393,951	75,560,187

Bekaert S.A.	69,229	1,441,782

Solvay S.A.(a)	157,739	13,588,096

UCB S.A.	116,847	13,291,007

Total Belgium		103,881,072

Finland – 4.1%

Cargotec Oyj Class B	69,832	2,409,161

Huhtamaki Oyj	99,143	4,903,850

Kemira Oyj	257,527	3,282,623

Kone Oyj Class B	518,144	45,606,593

Konecranes Oyj	108,356	3,400,225

Neles Oyj	212,881	2,884,533

Valmet Oyj	161,792	4,008,899

Wartsila Oyj Abp(a)	767,309	6,044,757

Total Finland		72,540,641

France – 30.9%

Air Liquide S.A.	242,140	38,474,628

Arkema S.A.	58,401	6,206,017

Cie Generale des Etablissements Michelin SCA	139,235	14,975,491

Danone S.A.	420,633	27,237,569

Dassault Systemes SE(a)	31,002	5,807,633

Gaztransport Et Technigaz S.A.	32,402	3,098,592

Hermes International	18,384	15,871,005

Imerys S.A.	91,284	3,399,725

Kering S.A.(a)	62,804	41,802,118

L’Oreal S.A.	199,424	64,918,052

Legrand S.A.	132,585	10,600,345

LVMH Moet Hennessy Louis Vuitton SE	198,430	92,936,002

Pernod Ricard S.A.	91,272	14,572,156

Publicis Groupe S.A.(a)	215,470	6,968,666

Remy Cointreau S.A.(a)	17,070	3,118,671

Rubis SCA	67,669	2,717,015

Sanofi	1,112,065	111,275,746

Sartorius Stedim Biotech	10,051	3,472,247

Schneider Electric SE	414,525	51,550,157

SCOR SE*	193,731	5,375,049

SEB S.A.	16,969	2,763,930

Societe BIC S.A.(a)	55,474	2,911,710

Sodexo S.A.	90,255	6,458,209

Teleperformance	15,286	4,725,066

Valeo S.A.	286,027	8,804,505

Vicat S.A.	42,100	1,409,473

Total France		551,449,777

Germany – 30.8%

BASF SE	975,762	59,476,961

Bayer AG, Registered Shares	995,640	62,241,437

Bayerische Motoren Werke AG	680,523	49,468,990

Brenntag AG	91,315	5,814,476

Continental AG	153,854	16,684,961

Covestro AG(b)	214,375	10,646,237

Daimler AG, Registered Shares	1,478,336	79,804,962

Duerr AG(a)	46,798	1,441,088

Evonik Industries AG	442,427	11,465,751

Fresenius Medical Care AG & Co. KGaA	113,203	9,560,479

Fresenius SE & Co. KGaA	194,948	8,876,766

GEA Group AG	127,734	4,495,118

Hannover Rueck SE	91,632	14,205,196

Hapag-Lloyd AG(b)	15,520	839,909

HeidelbergCement AG	123,992	7,607,290

Henkel AG & Co. KGaA	117,704	11,028,250

Hochtief AG	65,170	5,078,218

Infineon Technologies AG	424,183	11,995,245

K+S AG, Registered Shares	63,710	439,143

Krones AG	18,820	1,168,569

LANXESS AG	35,997	2,066,273

Merck KGaA	37,266	5,442,834

MTU Aero Engines AG	14,494	2,413,488

SAP SE	329,123	51,238,224

Siemens AG, Registered Shares	613,896	77,661,243

Siemens Energy AG*	306,948	8,278,683

Siemens Healthineers AG(b)	391,438	17,580,465

Siltronic AG	52,601	4,726,120

Symrise AG	30,339	4,198,091

Wacker Chemie AG	37,833	3,677,849

Total Germany		549,622,316

Ireland – 1.9%

CRH PLC	726,551	26,300,944

Glanbia PLC	177,798	1,836,840

Kerry Group PLC Class A	41,324	5,306,218

Total Ireland		33,444,002

Italy – 0.9%

Brunello Cucinelli SpA*(a)	27,417	837,200

Davide Campari-Milano N.V.(a)	233,640	2,553,202

DiaSorin SpA	17,708	3,569,554

Ferrari N.V.	49,537	9,099,734

Total Italy		16,059,690

Netherlands – 13.1%

Akzo Nobel N.V.	176,273	17,863,586

ASM International N.V.	37,169	5,332,777

ASML Holding N.V.	180,104	66,464,340

BE Semiconductor Industries N.V.	227,043	9,741,798

Corbion N.V.	45,676	2,102,308

EXOR N.V.	48,557	2,646,589

Heineken Holding N.V.	179,366	13,976,670

Heineken N.V.(a)	329,713	29,338,100

Koninklijke Ahold Delhaize N.V.	1,396,508	41,349,799

Koninklijke DSM N.V.	135,597	22,356,510

Koninklijke Vopak N.V.	126,191	7,111,820

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2020

Investments	Shares	Value

SBM Offshore N.V.	145,871	$2,336,621

Wolters Kluwer N.V.	152,901	13,060,171

Total Netherlands		233,681,089

Portugal – 0.7%

Galp Energia, SGPS, S.A.	1,267,641	11,761,187

Spain – 2.2%

Acerinox S.A.*	329,912	2,709,648

ACS Actividades de Construccion y Servicios S.A.(a)	399,891	9,080,876

Cie Automotive S.A.	115,301	2,180,902

Construcciones y Auxiliar de Ferrocarriles S.A.*	21,485	741,975

Grifols S.A.(a)	245,968	7,092,604

Mapfre S.A.	5,915,834	9,275,044

Prosegur Cash S.A.(b)	2,108,123	1,730,464

Prosegur Cia de Seguridad S.A.	654,645	1,566,046

Viscofan S.A.	58,307	3,890,465

Total Spain		38,268,024

Switzerland – 0.8%

STMicroelectronics N.V.	478,050	14,715,371

United Kingdom – 7.8%

Fiat Chrysler Automobiles N.V.*	2,927,033	35,930,224

Unilever N.V.	1,705,138	102,975,844

Total United Kingdom		138,906,068
TOTAL COMMON STOCKS (Cost: $1,881,440,559)		1,769,964,175

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $21,830,660)	21,830,660	21,830,660

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $1,903,271,219)		1,791,794,835

Other Assets less Liabilities – (0.5)%		(9,402,039)

NET ASSETS – 100.0%		$1,782,392,796
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,705,912 and the total market value of the collateral held by the Fund was $29,080,805. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,250,145.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2020	7,882,005	EUR	9,362,049	USD	$—	$(118,637)
Bank of America N.A.	10/5/2020	10,568,018	EUR	12,482,732	USD	—	(89,370)
Bank of America N.A.	10/5/2020	16,393,878	EUR	19,195,198	USD	30,285	—
Bank of America N.A.	10/5/2020	106,155,393	EUR	124,482,272	USD	8,637	—
Bank of America N.A.	10/5/2020	148,544,508	USD	124,123,776	EUR	2,981,657	—
Bank of America N.A.	11/4/2020	125,450,934	USD	106,916,982	EUR	—	(10,636)
Bank of Montreal	10/5/2020	106,149,780	EUR	124,482,272	USD	2,055	—
Bank of Montreal	10/5/2020	148,544,508	USD	124,119,627	EUR	2,986,522	—
Bank of Montreal	11/4/2020	125,450,934	USD	106,911,060	EUR	—	(3,686)
Barclays Bank PLC	10/5/2020	148,544,508	USD	124,117,864	EUR	2,988,590	—
Canadian Imperial Bank of Commerce	10/5/2020	136,488,073	EUR	160,048,644	USD	14,107	—
Canadian Imperial Bank of Commerce	10/5/2020	148,544,508	USD	124,121,494	EUR	2,984,333	—
Canadian Imperial Bank of Commerce	11/4/2020	161,294,063	USD	137,466,570	EUR	—	(15,875)
Citibank N.A.	10/5/2020	10,626,695	EUR	12,482,732	USD	—	(20,559)
Citibank N.A.	10/5/2020	106,148,423	EUR	124,482,272	USD	463	—
Citibank N.A.	10/5/2020	148,544,508	USD	124,122,013	EUR	2,983,725	—
Citibank N.A.	11/4/2020	125,450,934	USD	106,911,606	EUR	—	(4,328)
Commonwealth Bank of Australia	10/5/2020	106,154,668	EUR	124,482,272	USD	7,787	—
Commonwealth Bank of Australia	10/5/2020	148,544,508	USD	124,124,917	EUR	2,980,319	—
Commonwealth Bank of Australia	11/4/2020	125,450,934	USD	106,916,891	EUR	—	(10,529)
Credit Suisse International	10/5/2020	106,148,423	EUR	124,482,272	USD	463	—
Credit Suisse International	10/5/2020	148,544,508	USD	124,120,872	EUR	2,985,063	—
Credit Suisse International	11/4/2020	125,450,934	USD	106,915,160	EUR	—	(8,498)
Goldman Sachs	10/5/2020	106,150,414	EUR	124,482,272	USD	2,798	—
Goldman Sachs	10/5/2020	148,544,508	USD	124,119,420	EUR	2,986,765	—
Goldman Sachs	11/4/2020	125,450,934	USD	106,912,153	EUR	—	(4,969)

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/5/2020	106,156,298	EUR	124,482,272	USD	$9,698	$—
HSBC Holdings PLC	11/4/2020	125,450,934	USD	106,917,164	EUR	—	(10,850)
JP Morgan Chase Bank N.A.	10/5/2020	106,150,957	EUR	124,482,272	USD	3,435	—
JP Morgan Chase Bank N.A.	10/5/2020	74,272,259	USD	62,059,403	EUR	1,493,748	—
JP Morgan Chase Bank N.A.	11/4/2020	125,450,934	USD	106,913,975	EUR	—	(7,108)
Morgan Stanley & Co. International	10/5/2020	106,151,048	EUR	124,482,272	USD	3,541	—
Morgan Stanley & Co. International	10/5/2020	148,544,508	USD	124,258,236	EUR	2,823,972	—
Morgan Stanley & Co. International	11/4/2020	125,450,934	USD	106,915,980	EUR	—	(9,460)
Royal Bank of Canada	10/5/2020	7,819,784	EUR	9,362,049	USD	—	(191,605)
Royal Bank of Canada	10/5/2020	106,148,332	EUR	124,482,272	USD	356	—
Royal Bank of Canada	11/4/2020	125,450,934	USD	106,908,417	EUR	—	(586)
Societe Generale	10/5/2020	106,152,858	EUR	124,482,272	USD	5,664	—
Societe Generale	10/5/2020	148,544,508	USD	124,120,146	EUR	2,985,914	—
Societe Generale	11/4/2020	125,450,934	USD	106,915,069	EUR	—	(8,391)
Standard Chartered Bank	10/5/2020	106,147,880	EUR	124,482,272	USD	—	(174)
Standard Chartered Bank	10/5/2020	148,544,508	USD	124,125,850	EUR	2,979,224	—
Standard Chartered Bank	11/4/2020	125,450,934	USD	106,916,709	EUR	—	(10,315)
State Street Bank and Trust	10/2/2020	850,000	USD	725,126	EUR	—	(319)
UBS AG	10/5/2020	13,168,283	EUR	15,603,415	USD	—	(160,661)
UBS AG	10/5/2020	106,149,509	EUR	124,482,272	USD	1,736	—
UBS AG	10/5/2020	148,544,508	USD	124,121,079	EUR	2,984,819	—
UBS AG	11/4/2020	125,450,934	USD	106,912,608	EUR	—	(5,504)
						$37,235,676	$(692,060)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,769,964,175	$—	$—	$1,769,964,175
Investment of Cash Collateral for Securities Loaned	—	21,830,660	—	21,830,660
Total Investments in Securities	$1,769,964,175	$21,830,660	$—	$1,791,794,835
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$37,235,676	$—	$37,235,676
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(692,060)	$—	$(692,060)
Total – Net	$1,769,964,175	$58,374,276	$—	$1,828,338,451

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.0%

Austria – 6.8%

Andritz AG	10,764	$332,727

AT&S Austria Technologie & Systemtechnik AG	1,841	34,844

BAWAG Group AG(a)	8,366	302,160

Oesterreichische Post AG(b)	9,667	325,344

Palfinger AG	1,484	41,069

POLYTEC Holding AG*	2,003	12,472

Porr AG*(b)	3,265	44,643

S IMMO AG*	2,737	46,603

Schoeller-Bleckmann Oilfield Equipment AG	452	12,058

Telekom Austria AG	17,716	125,271

UNIQA Insurance Group AG	26,972	162,888

Vienna Insurance Group AG Wiener Versicherung Gruppe	8,010	178,278

Voestalpine AG	21,200	559,354

Wienerberger AG	5,734	151,558

Total Austria		2,329,269

Belgium – 5.8%

Bekaert S.A.	3,906	81,347

bpost S.A.	53,266	469,405

Cofinimmo S.A.	1,144	171,982

D’ieteren S.A./N.V.	3,073	191,349

Econocom Group S.A./N.V.*	18,714	56,508

Elia Group S.A./N.V.(b)	3,236	323,308

Euronav N.V.	6,349	56,248

Fagron	1,003	25,311

Greenyard N.V.*(b)	5,650	34,121

Ontex Group N.V.*	5,169	67,585

Orange Belgium S.A.	3,794	61,308

Recticel S.A.	3,341	34,164

Warehouses De Pauw CVA	11,285	411,028

Total Belgium		1,983,664

Finland – 14.4%

Ahlstrom-Munksjo Oyj	7,811	164,689

Aktia Bank Oyj	4,760	51,576

Atria Oyj	1,620	16,432

Bittium Oyj	1,683	13,855

Cargotec Oyj Class B	3,890	134,203

Caverion Oyj	2,107	15,022

Citycon Oyj(b)	16,032	126,336

Huhtamaki Oyj	5,420	268,086

Kemira Oyj	13,652	174,018

Kesko Oyj Class B	26,496	683,552

Kojamo Oyj	11,533	248,034

Konecranes Oyj	6,162	193,364

Lassila & Tikanoja Oyj	2,500	37,994

Metsa Board Oyj	44,097	364,300

Neles Oyj	11,832	160,323

Nokian Renkaat Oyj	17,166	486,133

Oriola Oyj Class B	11,171	24,758

Orion Oyj Class B	10,395	471,376

Outokumpu Oyj*(b)	46,526	124,667

Raisio Oyj Class V	12,588	45,391

Revenio Group Oyj	660	30,029

Rovio Entertainment Oyj(a)(b)	1,977	14,177

Sanoma Oyj	8,605	110,190

Terveystalo Oyj(a)	5,667	67,916

TietoEVRY Oyj	8,726	241,488

Tokmanni Group Corp.	7,840	138,455

Uponor Oyj	8,283	145,113

Valmet Oyj	9,336	231,328

YIT Oyj(b)	23,165	140,033

Total Finland		4,922,838

France – 10.8%

Akka Technologies*(b)	512	9,967

AKWEL	1,020	20,334

Albioma S.A.	1,710	89,133

Alten S.A.*	734	69,719

Beneteau S.A.	4,323	34,826

Chargeurs S.A.	1,753	34,535

Cie Plastic Omnium S.A.	11,089	293,359

Derichebourg S.A.	14,754	43,703

Eurazeo SE*	3,247	175,911

Eutelsat Communications S.A.	37,838	369,165

Faurecia SE*	10,200	441,601

Gaztransport Et Technigaz S.A.	2,876	275,031

Haulotte Group S.A.	1,830	8,659

Imerys S.A.	8,061	300,219

IPSOS	3,446	86,274

Jacquet Metal Service S.A.	1,978	19,252

Kaufman & Broad S.A.	3,196	127,050

Maisons du Monde S.A.*(a)	2,305	34,706

Manitou BF S.A.*	1,917	36,957

Mersen S.A.*	946	29,120

Nexans S.A.*	1,013	58,824

Nexity S.A.	7,684	234,097

Quadient S.A.	3,194	43,297

Rallye S.A.*	7,419	30,319

Rothschild & Co.*	2,389	67,375

Rubis SCA	6,004	241,070

Societe BIC S.A.	4,910	257,715

Trigano S.A.	1,135	175,420

Vicat S.A.	2,577	86,276

Total France		3,693,914

Germany – 20.4%

Aareal Bank AG*	10,788	216,957

alstria office REIT-AG	13,402	186,390

AURELIUS Equity Opportunities SE & Co. KGaA*	2,486	40,405

Aurubis AG	3,860	263,167

BayWa AG	1,580	51,971

Bechtle AG	947	192,005

Bilfinger SE	3,566	65,192

Borussia Dortmund GmbH & Co. KGaA	1,349	8,115

CANCOM SE	835	43,181

CompuGroup Medical SE & Co. KgaA	800	74,065

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2020

Investments	Shares	Value

CropEnergies AG	4,823	$83,817

Dermapharm Holding SE	2,678	143,200

DIC Asset AG	6,807	81,898

Duerr AG	4,584	141,159

Elmos Semiconductor SE	1,007	24,621

Encavis AG	9,833	193,023

Freenet AG	25,359	513,562

Fuchs Petrolub SE	2,498	93,737

GEA Group AG	12,809	450,765

Gerresheimer AG	1,164	130,286

GFT Technologies SE	2,279	31,001

GRENKE AG	861	31,844

Hamburger Hafen und Logistik AG	4,437	77,838

Hella GmbH & Co. KGaA*	6,120	308,738

Indus Holding AG	1,980	65,128

Jenoptik AG	1,511	40,576

JOST Werke AG*(a)	1,048	42,275

K+S AG, Registered Shares	6,116	42,157

Krones AG	1,613	100,154

LANXESS AG	3,771	216,460

METRO AG	34,997	349,654

MLP SE	5,751	38,777

Nemetschek SE	1,459	106,931

PATRIZIA AG	3,005	81,929

Pfeiffer Vacuum Technology AG	381	79,080

Rheinmetall AG	1,895	170,574

RHOEN-KLINIKUM AG*	1,511	28,740

RIB Software SE	1,271	36,963

Salzgitter AG*	2,936	48,614

Scout24 AG(a)	3,166	276,589

Siltronic AG	5,434	488,237

Software AG	3,685	181,837

Stroeer SE & Co. KGaA*	3,882	302,268

Suedzucker AG	13,710	265,271

Takkt AG	5,973	74,525

VERBIO Vereinigte BioEnergie AG	3,617	79,146

Wacker Chemie AG	3,860	375,241

Wuestenrot & Wuerttembergische AG	3,081	51,593

Total Germany		6,989,656

Ireland – 0.8%

Glanbia PLC	10,262	106,017

Hibernia REIT PLC	35,091	41,026

Irish Continental Group PLC(b)	11,560	42,159

Origin Enterprises PLC	10,072	39,567

Total Produce PLC(b)	19,526	26,057

Total Ireland		254,826

Italy – 20.4%

A2A SpA	305,139	443,698

ACEA SpA	15,908	335,408

Anima Holding SpA(a)	48,165	189,210

Aquafil SpA*(b)	2,545	10,520

Ascopiave SpA	16,768	62,627

ASTM SpA*	13,414	281,094

Azimut Holding SpA	22,519	407,195

Banca Farmafactoring SpA(a)	38,869	219,011

Banca Generali SpA	12,899	392,369

Banca IFIS SpA	10,490	101,177

Banca Mediolanum SpA	101,784	734,046

Banca Popolare di Sondrio SCPA*	23,914	50,168

Banca Sistema SpA*(a)	12,581	25,080

BasicNet SpA	2,770	10,394

Biesse SpA*	1,777	30,278

Brunello Cucinelli SpA*(b)	1,447	44,185

Buzzi Unicem SpA	2,322	54,145

Buzzi Unicem SpA RSP	987	12,986

Cementir Holding N.V.	7,542	52,269

Credito Emiliano SpA*	26,088	122,062

Danieli & C. Officine Meccaniche SpA RSP	885	9,869

Datalogic SpA	3,510	49,145

DiaSorin SpA	1,016	204,804

doValue SpA*(a)	6,412	63,686

Enav SpA(a)	44,675	169,633

ERG SpA	13,100	329,663

Falck Renewables SpA	9,179	57,963

Fiera Milano SpA(b)	4,698	13,057

Gruppo MutuiOnline SpA	1,537	42,716

Hera SpA	88,507	327,139

Immobiliare Grande Distribuzione SIIQ SpA	19,015	66,113

Infrastrutture Wireless Italiane SpA(a)	31,863	352,718

Interpump Group SpA	1,886	70,153

Iren SpA	82,335	211,831

Italgas SpA	66,795	421,792

La Doria SpA	1,811	23,743

MARR SpA*	5,174	83,365

Piaggio & C. SpA	27,927	75,518

Prima Industrie SpA*	615	8,019

Prysmian SpA	14,244	414,908

RAI Way SpA(a)	8,242	52,384

Reply SpA	598	69,038

SAES Getters SpA	1,022	28,763

Saras SpA*	125,568	65,643

Societa Cattolica di Assicurazioni SC*(b)	18,563	99,044

Zignago Vetro SpA	5,035	78,999

Total Italy		6,967,628

Netherlands – 7.9%

Aalberts N.V.	5,509	199,101

AMG Advanced Metallurgical Group N.V.(b)	1,230	20,366

ASM International N.V.	2,213	317,508

ASR Nederland N.V.	14,686	494,258

BE Semiconductor Industries N.V.	13,614	584,140

Corbion N.V.	2,465	113,455

Euronext N.V.(a)	3,565	446,895

ForFarmers N.V.	8,950	54,785

IMCD N.V.	1,146	136,536

Ordina N.V.*	5,354	14,252

SBM Offshore N.V.	8,720	139,681

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2020

Investments	Shares	Value

Sligro Food Group N.V.*	2,119	$37,919

TKH Group N.V. CVA	2,309	84,479

Van Lanschot Kempen N.V.	3,495	64,427

Total Netherlands		2,707,802

Portugal – 2.8%

Altri, SGPS, S.A.	20,574	90,376

Corticeira Amorim, SGPS, S.A.	4,271	52,588

Mota-Engil, SGPS, S.A.*(b)	19,038	24,200

Navigator Co. S.A. (The)	116,941	291,266

NOS, SGPS, S.A.	65,772	233,697

REN – Redes Energeticas Nacionais, SGPS, S.A.	81,060	225,281

Semapa-Sociedade de Investimento e Gestao	3,592	32,139

Total Portugal		949,547

Spain – 8.9%

Acciona S.A.(b)	3,443	374,674

Acerinox S.A.*	20,209	165,982

Almirall S.A.	4,349	48,831

Atresmedia Corp. de Medios de Comunicacion S.A.	47,876	126,656

Cia de Distribucion Integral Logista Holdings S.A.	15,292	261,810

Cie Automotive S.A.	6,747	127,619

Construcciones y Auxiliar de Ferrocarriles S.A.*	1,162	40,129

Ebro Foods S.A.	8,132	189,385

Ence Energia y Celulosa S.A.*	36,254	93,189

Ercros S.A.	5,593	12,330

Euskaltel S.A.(a)	13,269	140,506

Faes Farma S.A.	19,000	76,644

Grupo Catalana Occidente S.A.	6,465	162,996

Liberbank S.A.*	122,614	32,639

Mediaset Espana Comunicacion S.A.*(b)	57,951	215,421

Metrovacesa S.A.*(a)	10,010	64,560

Prosegur Cash S.A.(a)	114,179	93,724

Prosegur Cia de Seguridad S.A.	38,493	92,083

Sacyr S.A.	54,713	97,522

Tubacex S.A.*	4,302	5,499

Unicaja Banco S.A.*(a)	164,071	123,231

Viscofan S.A.	3,439	229,463

Zardoya Otis S.A.	43,694	266,949

Total Spain		3,041,842
TOTAL COMMON STOCKS (Cost: $39,735,170)		33,840,986

RIGHTS – 0.0%

Spain – 0.0%

Almirall S.A., expiring 10/2/20*
(Cost: $1,092)	4,661	1,138

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%

United States – 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $1,134,360)	1,134,360	1,134,360

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $40,870,622)		34,976,484

Other Assets less Liabilities – (2.3)%		(783,594)

NET ASSETS – 100.0%		$34,192,890
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,517,757 and the total market value of the collateral held by the Fund was $1,593,509. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $459,149.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2020	549,491	EUR	643,386	USD	$1,015	$—
Bank of America N.A.	10/5/2020	1,211,826	EUR	1,408,260	USD	12,876	—
Bank of America N.A.	10/5/2020	4,715,941	EUR	5,530,110	USD	384	—
Bank of America N.A.	10/5/2020	2,929,180	USD	2,447,623	EUR	58,796	—
Bank of America N.A.	11/4/2020	5,450,580	USD	4,645,319	EUR	—	(462)
Bank of Montreal	10/5/2020	2,063,110	EUR	2,419,417	USD	40	—
Bank of Montreal	10/5/2020	2,929,180	USD	2,447,541	EUR	58,892	—
Bank of Montreal	11/4/2020	2,384,623	USD	2,032,209	EUR	—	(70)
Barclays Bank PLC	10/5/2020	2,929,180	USD	2,447,506	EUR	58,933	—
Citibank N.A.	10/5/2020	2,063,083	EUR	2,419,417	USD	9	—
Citibank N.A.	10/5/2020	2,929,180	USD	2,447,588	EUR	58,837	—
Citibank N.A.	11/4/2020	2,384,623	USD	2,032,220	EUR	—	(82)
Commonwealth Bank of Australia	10/5/2020	2,063,205	EUR	2,419,417	USD	151	—
Commonwealth Bank of Australia	10/5/2020	2,929,180	USD	2,447,645	EUR	58,769	—
Commonwealth Bank of Australia	11/4/2020	2,384,623	USD	2,032,320	EUR	—	(200)
Credit Suisse International	10/5/2020	2,063,083	EUR	2,419,417	USD	9	—

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	10/5/2020	2,929,180	USD	2,447,565	EUR	$58,863	$—
Credit Suisse International	11/4/2020	2,384,623	USD	2,032,287	EUR	—	(162)
Goldman Sachs	10/5/2020	2,063,122	EUR	2,419,417	USD	54	—
Goldman Sachs	10/5/2020	2,929,180	USD	2,447,537	EUR	58,897	—
Goldman Sachs	11/4/2020	2,384,623	USD	2,032,230	EUR	—	(94)
HSBC Holdings PLC	10/5/2020	2,063,236	EUR	2,419,417	USD	188	—
HSBC Holdings PLC	10/5/2020	1,464,600	USD	1,223,799	EUR	29,422	—
HSBC Holdings PLC	11/4/2020	2,384,623	USD	2,032,325	EUR	—	(206)
JP Morgan Chase Bank N.A.	10/5/2020	2,063,133	EUR	2,419,417	USD	67	—
JP Morgan Chase Bank N.A.	10/5/2020	2,929,180	USD	2,447,524	EUR	58,911	—
JP Morgan Chase Bank N.A.	11/4/2020	2,384,623	USD	2,032,265	EUR	—	(135)
Morgan Stanley & Co. International	10/5/2020	2,063,134	EUR	2,419,417	USD	69	—
Morgan Stanley & Co. International	10/5/2020	2,929,180	USD	2,450,274	EUR	55,686	—
Morgan Stanley & Co. International	11/4/2020	2,384,623	USD	2,032,303	EUR	—	(180)
Royal Bank of Canada	10/5/2020	2,063,082	EUR	2,419,417	USD	7	—
Royal Bank of Canada	11/4/2020	2,384,623	USD	2,032,159	EUR	—	(11)
Societe Generale	10/5/2020	2,063,170	EUR	2,419,417	USD	110	—
Societe Generale	10/5/2020	2,929,180	USD	2,447,551	EUR	58,880	—
Societe Generale	11/4/2020	2,384,623	USD	2,032,286	EUR	—	(160)
Standard Chartered Bank	10/5/2020	2,063,073	EUR	2,419,417	USD	—	(3)
Standard Chartered Bank	10/5/2020	2,929,180	USD	2,447,663	EUR	58,748	—
Standard Chartered Bank	11/4/2020	2,384,623	USD	2,032,317	EUR	—	(196)
UBS AG	10/5/2020	2,063,104	EUR	2,419,417	USD	34	—
UBS AG	10/5/2020	2,929,180	USD	2,447,569	EUR	58,858	—
UBS AG	11/4/2020	2,384,623	USD	2,032,239	EUR	—	(105)
						$747,505	$(2,066)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,840,986	$—	$—	$33,840,986
Rights	—	1,138	—	1,138
Investment of Cash Collateral for Securities Loaned	—	1,134,360	—	1,134,360
Total Investments in Securities	$33,840,986	$1,135,498	$—	$34,976,484
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$747,505	$—	$747,505
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,066)	$—	$(2,066)
Total – Net	$33,840,986	$1,880,937	$—	$35,721,923

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 98.4%

Germany – 98.4%

Aerospace & Defense – 0.9%

MTU Aero Engines AG	1,501	$249,941

Air Freight & Logistics – 4.4%

Deutsche Post AG, Registered Shares	27,746	1,265,664

Auto Components – 2.3%

Continental AG	5,984	648,945

Automobiles – 12.9%

Bayerische Motoren Werke AG	17,826	1,295,818

Daimler AG, Registered Shares	23,452	1,266,009

Volkswagen AG	6,573	1,150,008

Total Automobiles		3,711,835

Capital Markets – 3.6%

AURELIUS Equity Opportunities SE & Co. KGaA*	786	12,775

Deutsche Boerse AG	3,497	614,294

DWS Group GmbH & Co. KGaA*(a)	11,389	392,579

Total Capital Markets		1,019,648

Chemicals – 12.3%

BASF SE	21,446	1,307,227

Covestro AG(a)	9,872	490,261

Evonik Industries AG	19,906	515,875

Fuchs Petrolub SE	6,575	246,726

K+S AG, Registered Shares	1,908	13,152

LANXESS AG	4,431	254,345

Symrise AG	2,508	347,039

Wacker Chemie AG	3,535	343,647

Total Chemicals		3,518,272

Commercial Services & Supplies – 0.1%

Bilfinger SE	1,060	19,379

Construction & Engineering – 1.1%

Hochtief AG	4,110	320,262

Construction Materials – 1.4%

HeidelbergCement AG	6,617	405,973

Diversified Financial Services – 0.0%

GRENKE AG	278	10,282

Diversified Telecommunication Services – 4.2%

Deutsche Telekom AG, Registered Shares	72,322	1,211,913

Electrical Equipment – 0.7%

Siemens Energy AG*	7,087	191,143

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	468	12,568

Food & Staples Retailing – 0.9%

METRO AG	27,151	271,265

Food Products – 1.0%

Suedzucker AG	14,926	288,799

Health Care Equipment & Supplies – 2.5%

Carl Zeiss Meditec AG, Bearer Shares	343	43,440

Siemens Healthineers AG(a)	15,045	675,709

Total Health Care Equipment & Supplies		719,149

Health Care Providers & Services – 3.2%

Fresenius Medical Care AG & Co. KGaA	5,589	472,015

Fresenius SE & Co. KGaA	9,675	440,542

Total Health Care Providers & Services		912,557

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KgaA	245	22,682

Hotels, Restaurants & Leisure – 0.9%

TUI AG	69,998	265,950

Household Products – 1.8%

Henkel AG & Co. KGaA	5,468	512,323

Independent Power & Renewable Electricity Producers – 1.5%

Uniper SE	13,275	429,025

Industrial Conglomerates – 5.0%

Indus Holding AG	585	19,242

Rheinmetall AG	2,756	248,075

Siemens AG, Registered Shares	9,176	1,160,815

Total Industrial Conglomerates		1,428,132

Insurance – 11.4%

Allianz SE, Registered Shares	6,532	1,253,289

Hannover Rueck SE	3,710	575,140

Muenchener Rueckversicherungs – Gesellschaft AG, Registered Shares	4,201	1,067,038

Talanx AG*	11,329	365,602

Total Insurance		3,261,069

IT Services – 0.2%

Bechtle AG	282	57,176

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	355	39,735

Machinery – 3.5%

Duerr AG	7,953	244,903

GEA Group AG	9,524	335,161

KION Group AG	4,223	362,395

Krones AG	492	30,549

Pfeiffer Vacuum Technology AG	112	23,247

Total Machinery		996,255

Marine – 0.1%

Hapag-Lloyd AG(a)	483	26,139

Metals & Mining – 1.0%

Aurubis AG	4,299	293,097

Multi-Utilities – 4.8%

E.ON SE	71,261	787,844

RWE AG	15,742	590,346

Total Multi-Utilities		1,378,190

Personal Products – 1.1%

Beiersdorf AG(b)	2,810	319,629

Pharmaceuticals – 5.6%

Bayer AG, Registered Shares	19,841	1,240,340

Merck KGaA	2,558	373,605

Total Pharmaceuticals		1,613,945

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2020

Investments	Shares	Value

Real Estate Management & Development – 0.1%

PATRIZIA AG	894	$24,374

Semiconductors & Semiconductor Equipment – 3.2%

Infineon Technologies AG	20,228	572,017

Siltronic AG	3,881	348,702

Total Semiconductors & Semiconductor Equipment		920,719

Software – 4.7%

Nemetschek SE	435	31,881

SAP SE	8,080	1,257,903

Software AG	1,118	55,168

Total Software		1,344,952

Thrifts & Mortgage Finance – 0.4%

Aareal Bank AG*	5,943	119,519

Trading Companies & Distributors – 1.3%

Brenntag AG	5,975	380,458

Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	1,357	23,806

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $31,343,170)		28,234,770

Other Assets less Liabilities – 1.6%		460,667

NET ASSETS – 100.0%		$28,695,437

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $111,358 and the total market value of the collateral held by the Fund was $117,417. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $117,417.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2020	4,982,551	EUR	5,842,749	USD	$405	$—
Bank of America N.A.	10/5/2020	2,364,945	USD	1,976,148	EUR	47,470	—
Bank of America N.A.	10/5/2020	1,182,484	USD	988,084	EUR	23,735	—
Bank of America N.A.	11/4/2020	5,757,260	USD	4,906,690	EUR	—	(488)
Bank of Montreal	10/5/2020	1,743,797	EUR	2,044,958	USD	34	—
Bank of Montreal	10/5/2020	2,364,945	USD	1,976,082	EUR	47,548	—
Bank of Montreal	11/4/2020	2,015,037	USD	1,717,243	EUR	—	(59)
Barclays Bank PLC	10/5/2020	2,364,945	USD	1,976,054	EUR	47,581	—
Canadian Imperial Bank of Commerce	10/5/2020	2,491,318	EUR	2,921,369	USD	257	—
Canadian Imperial Bank of Commerce	10/5/2020	2,364,945	USD	1,976,111	EUR	47,513	—
Canadian Imperial Bank of Commerce	11/4/2020	2,878,625	USD	2,453,374	EUR	—	(283)
Citibank N.A.	10/5/2020	1,743,775	EUR	2,044,958	USD	8	—
Citibank N.A.	10/5/2020	2,364,945	USD	1,976,120	EUR	47,503	—
Citibank N.A.	11/4/2020	2,015,037	USD	1,717,252	EUR	—	(70)
Credit Suisse International	10/5/2020	1,743,775	EUR	2,044,958	USD	8	—
Credit Suisse International	10/5/2020	2,364,945	USD	1,976,102	EUR	47,525	—
Credit Suisse International	11/4/2020	2,015,037	USD	1,717,309	EUR	—	(137)
Goldman Sachs	10/5/2020	1,743,808	EUR	2,044,958	USD	46	—
Goldman Sachs	10/5/2020	2,364,945	USD	1,976,078	EUR	47,552	—
Goldman Sachs	11/4/2020	2,015,037	USD	1,717,261	EUR	—	(80)
HSBC Holdings PLC	10/5/2020	1,743,904	EUR	2,044,958	USD	159	—
HSBC Holdings PLC	10/5/2020	2,364,945	USD	1,976,115	EUR	47,509	—
HSBC Holdings PLC	11/4/2020	2,015,037	USD	1,717,341	EUR	—	(174)
JP Morgan Chase Bank N.A.	10/5/2020	1,743,817	EUR	2,044,958	USD	56	—
JP Morgan Chase Bank N.A.	10/5/2020	2,364,945	USD	1,976,069	EUR	47,563	—
JP Morgan Chase Bank N.A.	11/4/2020	2,015,037	USD	1,717,290	EUR	—	(114)
Royal Bank of Canada	10/5/2020	1,743,773	EUR	2,044,958	USD	6	—
Royal Bank of Canada	11/4/2020	2,015,037	USD	1,717,201	EUR	—	(9)
Societe Generale	10/5/2020	1,743,848	EUR	2,044,958	USD	93	—
Societe Generale	10/5/2020	2,364,945	USD	1,976,090	EUR	47,538	—
Societe Generale	11/4/2020	2,015,037	USD	1,717,307	EUR	—	(135)

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	10/5/2020	1,743,766	EUR	2,044,958	USD	$—	$(3)
Standard Chartered Bank	10/5/2020	2,364,945	USD	1,976,181	EUR	47,432	—
Standard Chartered Bank	11/4/2020	2,015,037	USD	1,717,334	EUR	—	(166)
UBS AG	10/5/2020	297,333	EUR	348,126	USD	564	—
UBS AG	10/5/2020	1,743,793	EUR	2,044,958	USD	28	—
UBS AG	10/5/2020	2,364,945	USD	1,976,105	EUR	47,521	—
UBS AG	11/4/2020	2,015,037	USD	1,717,268	EUR	—	(88)
						$595,654	$(1,806)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$28,234,770	$—	$—	$28,234,770
Total Investments in Securities	$28,234,770	$—	$—	$28,234,770

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$595,654	$—	$595,654

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[z]	$—	$(1,806)	$—	$(1,806)
Total – Net	$28,234,770	$593,848	$—	$28,828,618

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 3.8%

Altium Ltd.	20,306	$522,791

Appen Ltd.	3,579	87,424

Aristocrat Leisure Ltd.	111,732	2,400,114

Beach Energy Ltd.	469,685	444,374

BlueScope Steel Ltd.	106,446	968,948

carsales.com Ltd.	81,528	1,207,855

Computershare Ltd.	149,209	1,306,874

CSL Ltd.	60,259	12,395,710

Domino’s Pizza Enterprises Ltd.	30,555	1,734,941

IDP Education Ltd.(a)	32,680	445,279

Invocare Ltd.(a)	35,696	249,966

Magellan Financial Group Ltd.	71,431	2,899,864

NIB Holdings Ltd.	161,718	472,918

Northern Star Resources Ltd.	77,396	756,659

Pendal Group Ltd.	252,517	988,214

Reece Ltd.(a)	109,768	1,018,857

Regis Resources Ltd.	165,980	596,020

St Barbara Ltd.	294,531	629,093

Technology One Ltd.	75,071	427,229

Viva Energy Group Ltd.(b)	457,033	524,125

Webjet Ltd.(a)	22,129	61,699

Total Australia		30,138,954

Austria – 0.0%

S IMMO AG*	23,308	396,863

China – 2.0%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	43,000	46,385

China Overseas Land & Investment Ltd.	3,943,000	9,870,219

CSPC Pharmaceutical Group Ltd.	1,335,926	2,585,663

Guangdong Investment Ltd.	2,196,000	3,473,930

Total China		15,976,197

Denmark – 8.6%

Ambu A/S Class B(a)	8,590	243,583

Chr Hansen Holding A/S	13,112	1,457,910

Coloplast A/S Class B	45,709	7,226,022

DSV Panalpina A/S	8,794	1,437,324

GN Store Nord A/S	8,716	660,179

Novo Nordisk A/S Class B	518,468	35,884,986

Novozymes A/S Class B	44,431	2,799,095

Orsted A/S(b)	81,050	11,177,373

Rockwool International A/S Class B	2,659	1,022,088

Royal Unibrew A/S	14,681	1,516,264

SimCorp A/S	4,751	625,334

Vestas Wind Systems A/S	31,025	5,034,185

Total Denmark		69,084,343

Finland – 3.9%

Kone Oyj Class B	165,888	14,601,320

Metsa Board Oyj(a)	257,841	2,130,108

Neste Oyj	184,011	9,703,653

Nokian Renkaat Oyj	96,015	2,719,098

Wartsila Oyj Abp(a)	248,896	1,960,769

Total Finland		31,114,948

France – 5.3%

Cie Plastic Omnium S.A.	60,753	1,607,220

Gaztransport Et Technigaz S.A.	15,637	1,495,361

Hermes International	8,888	7,673,058

Ipsen S.A.	8,959	940,792

Kering S.A.	30,843	20,528,991

Rubis SCA	34,650	1,391,251

Sartorius Stedim Biotech	4,376	1,511,745

Teleperformance	7,053	2,180,158

Trigano S.A.	6,838	1,056,849

Valeo S.A.	137,400	4,229,457

Total France		42,614,882

Germany – 7.5%

Bechtle AG	4,779	968,948

CANCOM SE	3,471	179,499

Dermapharm Holding SE	17,670	944,865

Deutsche Wohnen SE, Bearer Shares	94,007	4,706,033

Fuchs Petrolub SE	35,323	1,325,489

Hochtief AG	33,410	2,603,395

Infineon Technologies AG	242,733	6,864,117

MTU Aero Engines AG	8,769	1,460,182

Nemetschek SE	8,700	637,629

SAP SE	180,375	28,080,975

Siemens Healthineers AG(b)	213,079	9,569,914

Siltronic AG	28,796	2,587,277

Total Germany		59,928,323

Hong Kong – 0.6%

Techtronic Industries Co., Ltd.	338,500	4,437,626

Vitasoy International Holdings Ltd.(a)	94,000	364,477

Total Hong Kong		4,802,103

Indonesia – 0.0%

First Resources Ltd.	441,900	391,692

Ireland – 0.3%

Hibernia REIT PLC	265,116	309,956

Kerry Group PLC Class A	13,800	1,771,992

Total Ireland		2,081,948

Israel – 0.2%

ICL Group Ltd.	570,203	2,020,542

Italy – 1.1%

DiaSorin SpA	5,733	1,155,650

Ferrari N.V.	18,140	3,332,240

Interpump Group SpA	17,129	637,138

Recordati Industria Chimica e Farmaceutica SpA	62,235	3,192,141

Reply SpA	4,440	512,587

Total Italy		8,829,756

Japan – 23.2%

Advantest Corp.	79,300	3,824,855

Asahi Intecc Co., Ltd.(a)	12,200	381,503

Astellas Pharma, Inc.	587,300	8,720,734

Bandai Namco Holdings, Inc.	68,100	4,961,820

Benefit One, Inc.(a)	18,800	472,450

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

Investments	Shares	Value

Chugai Pharmaceutical Co., Ltd.	230,900	$10,316,436

Daifuku Co., Ltd.	20,300	2,035,194

Daito Trust Construction Co., Ltd.	33,700	2,976,253

Disco Corp.	8,500	2,046,669

Elecom Co., Ltd.	7,400	361,831

en-japan, Inc.	5,050	126,382

Fast Retailing Co., Ltd.	8,800	5,491,974

Funai Soken Holdings, Inc.(a)	9,600	225,240

GMO Payment Gateway, Inc.	3,300	351,483

Harmonic Drive Systems, Inc.(a)	9,400	600,360

Haseko Corp.	258,100	3,375,135

Hikari Tsushin, Inc.	8,500	2,012,034

Hoya Corp.	48,800	5,484,393

Infocom Corp.	5,200	199,071

Japan Lifeline Co., Ltd.	18,600	245,168

Japan Material Co., Ltd.	12,800	177,936

JINS Holdings, Inc.	3,500	274,614

Kakaku.com, Inc.(a)	46,800	1,227,098

Kaken Pharmaceutical Co., Ltd.(a)	17,900	817,568

Kao Corp.	83,900	6,270,438

Keyence Corp.	8,900	4,130,787

Kobe Bussan Co., Ltd.(a)	8,500	465,555

Konami Holdings Corp.(a)	41,500	1,785,369

Kose Corp.	7,800	949,777

Koshidaka Holdings Co., Ltd.(a)	27,600	112,461

Kotobuki Spirits Co., Ltd.	3,200	163,442

Kusuri no Aoki Holdings Co., Ltd.(a)	400	32,522

Lasertec Corp.	8,800	717,976

M3, Inc.	23,900	1,472,093

Mani, Inc.(a)	8,300	225,491

Maruwa Unyu Kikan Co., Ltd.(a)	5,600	220,487

McDonald’s Holdings Co., Japan Ltd.	11,400	553,094

Meitec Corp.	14,200	719,890

Mixi, Inc.(a)	57,700	1,547,342

MonotaRO Co., Ltd.(a)	12,500	618,308

Murata Manufacturing Co., Ltd.	158,320	10,161,105

Nidec Corp.	52,900	4,915,043

Nihon M&A Center, Inc.	12,800	725,329

Nintendo Co., Ltd.	35,000	19,786,791

Nippon Shinyaku Co., Ltd.(a)	6,700	548,545

Nissan Chemical Corp.(a)	29,700	1,576,045

Obic Co., Ltd.	11,000	1,922,107

Open House Co., Ltd.	31,200	1,123,472

Oracle Corp.	24,100	2,585,161

Outsourcing, Inc.	44,200	405,435

Pigeon Corp.(a)	22,100	984,270

Pilot Corp.	6,100	178,613

Recruit Holdings Co., Ltd.	149,400	5,889,358

Relo Group, Inc.(a)	7,100	169,275

Round One Corp.(a)	30,900	247,715

SCSK Corp.	21,700	1,207,041

Seria Co., Ltd.(a)	16,100	682,721

Shimano, Inc.	9,900	1,943,789

Shin-Etsu Chemical Co., Ltd.	105,200	13,642,206

Shionogi & Co., Ltd.	56,700	3,024,394

Showa Denko K.K.	39,500	719,407

SMS Co., Ltd.	9,000	259,263

Sysmex Corp.	21,200	2,014,934

Systena Corp.(a)	9,100	157,286

TechnoPro Holdings, Inc.	7,600	469,554

Toei Animation Co., Ltd.(a)	10,200	662,087

Tokai Carbon Co., Ltd.(a)	60,200	640,049

Tokyo Electron Ltd.	97,200	25,172,709

Tosho Co., Ltd.	13,400	164,437

Trend Micro, Inc.	54,400	3,304,312

Ulvac, Inc.	17,200	620,165

USS Co., Ltd.	90,100	1,604,263

Workman Co., Ltd.(a)	6,500	567,279

ZOZO, Inc.(a)	43,100	1,195,838

Total Japan		185,961,231

Kazakhstan – 0.1%

KAZ Minerals PLC	66,439	450,076

Netherlands – 4.9%

ASM International N.V.	12,284	1,762,432

ASML Holding N.V.	60,006	22,144,201

Corbion N.V.	14,195	653,347

Euronext N.V.(b)	20,395	2,556,643

Koninklijke DSM N.V.	44,300	7,303,948

TKH Group N.V. CVA	16,544	605,290

Wolters Kluwer N.V.	48,796	4,167,952

Total Netherlands		39,193,813

New Zealand – 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	117,305	2,579,710

Mainfreight Ltd.	22,987	699,247

Ryman Healthcare Ltd.	110,350	1,027,014

Total New Zealand		4,305,971

Norway – 2.2%

Borregaard ASA	43,409	662,506

Grieg Seafood ASA	71,909	656,331

Mowi ASA	270,459	4,794,009

Telenor ASA(a)	714,885	11,953,462

Total Norway		18,066,308

Portugal – 0.4%

Jeronimo Martins, SGPS, S.A.	187,939	3,020,401

Singapore – 0.4%

Sheng Siong Group Ltd.	604,000	712,358

Singapore Technologies Engineering Ltd.	1,134,300	2,875,011

Total Singapore		3,587,369

Spain – 4.6%

Cie Automotive S.A.	37,601	711,217

Ence Energia y Celulosa S.A.*	323,478	831,484

Faes Farma S.A.	128,602	518,770

Grifols S.A.	75,067	2,164,593

Industria de Diseno Textil S.A.	1,126,085	31,427,999

Prosegur Cash S.A.(b)	1,084,640	890,332

Total Spain		36,544,395

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

Investments	Shares	Value

Sweden – 2.0%

AAK AB*	37,198	$694,709

AddTech AB Class B	29,912	393,034

Atlas Copco AB Class B	115,160	4,827,713

Beijer Ref AB	15,844	524,357

Epiroc AB Class A	182,413	2,652,631

Epiroc AB Class B	5,997	83,556

Evolution Gaming Group AB(b)	28,751	1,910,737

Hexpol AB*	113,733	1,019,785

Lifco AB Class B	7,579	588,960

Loomis AB*	22,108	605,191

Mycronic AB	30,296	715,595

Paradox Interactive AB	13,691	466,565

Sectra AB Class B*	6,037	400,668

Sweco AB Class B	23,191	1,289,886

Total Sweden		16,173,387

Switzerland – 8.2%

Givaudan S.A., Registered Shares	2,217	9,579,853

Kuehne + Nagel International AG, Registered Shares	59,990	11,707,436

Logitech International S.A., Registered Shares	34,474	2,689,629

Partners Group Holding AG	9,302	8,581,633

Roche Holding AG, Bearer Shares	48,225	16,597,273

Schindler Holding AG, Participation Certificate	7,558	2,068,938

Schindler Holding AG, Registered Shares	15,164	4,136,162

SFS Group AG	11,526	1,162,323

SGS S.A., Registered Shares	2,597	6,979,040

Straumann Holding AG, Registered Shares	1,347	1,363,494

Temenos AG, Registered Shares	4,435	598,815

Total Switzerland		65,464,596

United Kingdom – 19.2%

Ashmore Group PLC(a)	209,620	970,710

Ashtead Group PLC	77,412	2,802,190

Brewin Dolphin Holdings PLC	149,919	452,559

British American Tobacco PLC	777,875	27,931,557

Cranswick PLC	10,255	480,723

Croda International PLC	19,920	1,609,536

Diageo PLC	430,543	14,750,056

Diversified Gas & Oil PLC	342,855	465,405

Electrocomponents PLC	86,283	794,770

Evraz PLC	1,114,521	4,965,178

Ferrexpo PLC	178,986	408,640

Fevertree Drinks PLC	7,934	237,554

Fresnillo PLC	152,184	2,355,019

Games Workshop Group PLC	6,633	873,807

Gamma Communications PLC	4,261	90,892

Halma PLC	24,028	728,437

Hargreaves Lansdown PLC	82,659	1,669,177

HomeServe PLC	53,670	857,593

Intertek Group PLC	24,763	2,027,741

John Laing Group PLC(b)	99,120	401,854

Moneysupermarket.com Group PLC	152,829	527,926

RELX PLC	313,033	6,984,932

Rio Tinto PLC	489,867	29,483,278

Rotork PLC	202,407	738,438

Spirax-Sarco Engineering PLC	7,266	1,039,389

Unilever N.V.	550,154	33,224,626

Unilever PLC	276,616	17,079,410

Total United Kingdom		153,951,397
TOTAL COMMON STOCKS (Cost: $660,997,068)		794,099,495

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $1,253,858)	43,565	1,420,519

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%

United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $10,413,689)	10,413,689	10,413,689

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $672,664,615)		805,933,703

Other Assets less Liabilities – (0.5)%		(4,257,543)

NET ASSETS – 100.0%		$801,676,160

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,307,675 and the total market value of the collateral held by the Fund was $22,445,186. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,031,497.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,986,206	$—	$1,006,840	$15,366	$425,787	$1,420,519	$19,320

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	10/5/2020	247,018	CHF	268,755	USD	$130	$—

Bank of America N.A.	10/5/2020	4,166,076	CHF	4,534,786	USD	99	—

Bank of America N.A.	10/5/2020	1,759,190	DKK	276,764	USD	384	—

Bank of America N.A.	10/5/2020	29,643,785	DKK	4,669,918	USD	251	—

Bank of America N.A.	10/5/2020	906,938	EUR	1,061,912	USD	1,675	—

Bank of America N.A.	10/5/2020	15,280,011	EUR	17,917,983	USD	1,243	—

Bank of America N.A.	10/5/2020	388,241	GBP	494,051	USD	7,874	—

Bank of America N.A.	10/5/2020	6,448,255	GBP	8,336,272	USD	141	—

Bank of America N.A.	10/5/2020	29,662	ILS	8,639	USD	34	—

Bank of America N.A.	10/5/2020	498,577	ILS	145,775	USD	—	(1)

Bank of America N.A.	10/5/2020	77,347,230	JPY	736,914	USD	—	(3,950)

Bank of America N.A.	10/5/2020	1,312,217,772	JPY	12,434,182	USD	762	—

Bank of America N.A.	10/5/2020	710,071	NOK	75,938	USD	—	(48)

Bank of America N.A.	10/5/2020	11,988,168	NOK	1,281,322	USD	—	(69)

Bank of America N.A.	10/5/2020	28,315	NZD	18,806	USD	—	(90)

Bank of America N.A.	10/5/2020	480,029	NZD	317,313	USD	—	(12)

Bank of America N.A.	10/5/2020	594,852	SEK	66,851	USD	—	(385)

Bank of America N.A.	10/5/2020	10,095,440	SEK	1,127,993	USD	22	—

Bank of America N.A.	10/5/2020	24,424	SGD	17,884	USD	8	—

Bank of America N.A.	10/5/2020	411,913	SGD	301,767	USD	—	(20)

Bank of America N.A.	10/5/2020	5,204,113	USD	4,681,636	CHF	108,027	—

Bank of America N.A.	10/5/2020	5,359,191	USD	33,344,790	DKK	105,955	—

Bank of America N.A.	10/5/2020	20,562,648	USD	17,182,147	EUR	412,743	—

Bank of America N.A.	10/5/2020	9,566,692	USD	7,143,267	GBP	331,756	—

Bank of America N.A.	10/5/2020	167,292	USD	560,641	ILS	3,372	—

Bank of America N.A.	10/5/2020	14,269,447	USD	1,512,618,459	JPY	—	(64,550)

Bank of America N.A.	10/5/2020	1,470,443	USD	12,758,788	NOK	106,829	—

Bank of America N.A.	10/5/2020	364,147	USD	538,799	NZD	7,999	—

Bank of America N.A.	10/5/2020	1,294,482	USD	11,161,886	SEK	47,308	—

Bank of America N.A.	10/5/2020	346,307	USD	470,823	SGD	1,406	—

Bank of America N.A.	10/6/2020	181,402	AUD	130,191	USD	—	(170)

Bank of America N.A.	10/6/2020	3,064,790	AUD	2,196,762	USD	—	(57)

Bank of America N.A.	10/6/2020	2,521,000	USD	3,408,608	AUD	77,861	—

Bank of America N.A.	10/7/2020	733,315	HKD	94,618	USD	3	—

Bank of America N.A.	10/7/2020	12,372,515	HKD	1,596,526	USD	—	(70)

Bank of America N.A.	10/7/2020	1,832,171	USD	14,203,561	HKD	—	(549)

Bank of America N.A.	11/4/2020	2,164,417	USD	3,019,513	AUD	21	—

Bank of America N.A.	11/4/2020	4,645,602	USD	4,264,430	CHF	—	(206)

Bank of America N.A.	11/4/2020	4,920,725	USD	31,222,945	DKK	—	(651)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	11/4/2020	18,299,623	USD	15,596,061	EUR	$—	$(1,551)

Bank of America N.A.	11/4/2020	8,559,259	USD	6,619,803	GBP	—	(290)

Bank of America N.A.	11/4/2020	1,452,055	USD	11,255,006	HKD	—	(16)

Bank of America N.A.	11/4/2020	137,516	USD	470,190	ILS	—	(6)

Bank of America N.A.	11/4/2020	1,250,299	USD	11,697,807	NOK	33	—

Bank of America N.A.	11/4/2020	295,155	USD	446,533	NZD	—	(3)

Bank of America N.A.	11/4/2020	1,152,181	USD	10,309,069	SEK	—	(65)

Bank of America N.A.	11/4/2020	298,656	USD	407,681	SGD	1	—

Bank of America N.A.	11/5/2020	13,352,196	USD	1,408,650,001	JPY	—	(1,096)

Bank of Montreal	10/5/2020	4,166,067	CHF	4,534,786	USD	89	—

Bank of Montreal	10/5/2020	29,642,697	DKK	4,669,918	USD	80	—

Bank of Montreal	10/5/2020	15,279,203	EUR	17,917,983	USD	296	—

Bank of Montreal	10/5/2020	6,448,240	GBP	8,336,272	USD	122	—

Bank of Montreal	10/5/2020	498,558	ILS	145,775	USD	—	(7)

Bank of Montreal	10/5/2020	1,312,155,601	JPY	12,434,182	USD	173	—

Bank of Montreal	10/5/2020	11,988,562	NOK	1,281,322	USD	—	(27)

Bank of Montreal	10/5/2020	480,036	NZD	317,313	USD	—	(7)

Bank of Montreal	10/5/2020	10,095,374	SEK	1,127,993	USD	14	—

Bank of Montreal	10/5/2020	411,936	SGD	301,767	USD	—	(3)

Bank of Montreal	10/5/2020	5,204,113	USD	4,681,537	CHF	108,135	—

Bank of Montreal	10/5/2020	5,359,191	USD	33,339,222	DKK	106,832	—

Bank of Montreal	10/5/2020	20,562,648	USD	17,181,572	EUR	413,417	—

Bank of Montreal	10/5/2020	9,566,692	USD	7,143,433	GBP	331,542	—

Bank of Montreal	10/5/2020	167,292	USD	560,722	ILS	3,349	—

Bank of Montreal	10/5/2020	14,269,447	USD	1,512,598,482	JPY	—	(64,360)

Bank of Montreal	10/5/2020	1,470,443	USD	12,757,761	NOK	106,938	—

Bank of Montreal	10/5/2020	364,147	USD	538,781	NZD	8,010	—

Bank of Montreal	10/5/2020	1,294,482	USD	11,160,850	SEK	47,424	—

Bank of Montreal	10/5/2020	346,307	USD	470,836	SGD	1,396	—

Bank of Montreal	10/6/2020	3,064,833	AUD	2,196,762	USD	—	(26)

Bank of Montreal	10/6/2020	2,521,000	USD	3,408,512	AUD	77,930	—

Bank of Montreal	10/7/2020	12,372,859	HKD	1,596,526	USD	—	(26)

Bank of Montreal	10/7/2020	1,832,171	USD	14,203,061	HKD	—	(484)

Bank of Montreal	11/4/2020	2,164,417	USD	3,019,542	AUD	—	(0)^

Bank of Montreal	11/4/2020	4,645,602	USD	4,264,356	CHF	—	(125)

Bank of Montreal	11/4/2020	4,920,725	USD	31,220,052	DKK	—	(195)

Bank of Montreal	11/4/2020	18,299,623	USD	15,595,197	EUR	—	(538)

Bank of Montreal	11/4/2020	8,559,259	USD	6,619,741	GBP	—	(210)

Bank of Montreal	11/4/2020	1,452,055	USD	11,255,073	HKD	—	(25)

Bank of Montreal	11/4/2020	137,516	USD	470,285	ILS	—	(33)

Bank of Montreal	11/4/2020	1,250,299	USD	11,698,121	NOK	—	(0)^

Bank of Montreal	11/4/2020	295,155	USD	446,529	NZD	—	(0)^

Bank of Montreal	11/4/2020	1,152,181	USD	10,308,811	SEK	—	(37)

Bank of Montreal	11/4/2020	298,656	USD	407,667	SGD	11	—

Bank of Montreal	11/5/2020	13,352,196	USD	1,408,584,576	JPY	—	(475)

Barclays Bank PLC	10/5/2020	5,204,113	USD	4,681,563	CHF	108,107	—

Barclays Bank PLC	10/5/2020	5,359,191	USD	33,340,615	DKK	106,612	—

Barclays Bank PLC	10/5/2020	20,562,648	USD	17,181,328	EUR	413,703	—

Barclays Bank PLC	10/5/2020	9,566,692	USD	7,143,427	GBP	331,549	—

Barclays Bank PLC	10/5/2020	167,292	USD	560,643	ILS	3,372	—

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	10/5/2020	14,269,447	USD	1,512,555,674	JPY	$—	$(63,955)

Barclays Bank PLC	10/5/2020	1,470,443	USD	12,757,681	NOK	106,947	—

Barclays Bank PLC	10/5/2020	364,147	USD	538,771	NZD	8,017	—

Barclays Bank PLC	10/5/2020	1,294,482	USD	11,160,802	SEK	47,429	—

Barclays Bank PLC	10/5/2020	346,307	USD	470,855	SGD	1,383	—

Barclays Bank PLC	10/6/2020	2,521,000	USD	3,408,558	AUD	77,897	—

Barclays Bank PLC	10/7/2020	1,832,171	USD	14,205,067	HKD	—	(743)

Canadian Imperial Bank of Commerce	10/5/2020	5,356,317	CHF	5,830,449	USD	45	—

Canadian Imperial Bank of Commerce	10/5/2020	38,111,555	DKK	6,004,193	USD	14	—

Canadian Imperial Bank of Commerce	10/5/2020	19,646,104	EUR	23,037,415	USD	2,031	—

Canadian Imperial Bank of Commerce	10/5/2020	8,290,467	GBP	10,718,065	USD	—	(9)

Canadian Imperial Bank of Commerce	10/5/2020	641,035	ILS	187,437	USD	—	(12)

Canadian Imperial Bank of Commerce	10/5/2020	1,687,122,475	JPY	15,986,818	USD	828	—

Canadian Imperial Bank of Commerce	10/5/2020	15,414,154	NOK	1,647,415	USD	—	(5)

Canadian Imperial Bank of Commerce	10/5/2020	617,198	NZD	407,974	USD	—	(3)

Canadian Imperial Bank of Commerce	10/5/2020	12,979,573	SEK	1,450,277	USD	—	(4)

Canadian Imperial Bank of Commerce	10/5/2020	529,640	SGD	387,989	USD	—	(2)

Canadian Imperial Bank of Commerce	10/5/2020	5,204,113	USD	4,681,714	CHF	107,942	—

Canadian Imperial Bank of Commerce	10/5/2020	5,359,191	USD	33,342,159	DKK	106,369	—

Canadian Imperial Bank of Commerce	10/5/2020	20,562,648	USD	17,181,831	EUR	413,114	—

Canadian Imperial Bank of Commerce	10/5/2020	9,566,692	USD	7,143,625	GBP	331,294	—

Canadian Imperial Bank of Commerce	10/5/2020	167,292	USD	560,548	ILS	3,400	—

Canadian Imperial Bank of Commerce	10/5/2020	14,269,447	USD	1,512,608,471	JPY	—	(64,455)

Canadian Imperial Bank of Commerce	10/5/2020	1,470,443	USD	12,758,378	NOK	106,873	—

Canadian Imperial Bank of Commerce	10/5/2020	364,147	USD	538,779	NZD	8,011	—

Canadian Imperial Bank of Commerce	10/5/2020	1,294,482	USD	11,161,130	SEK	47,393	—

Canadian Imperial Bank of Commerce	10/5/2020	346,307	USD	470,830	SGD	1,401	—

Canadian Imperial Bank of Commerce	10/6/2020	3,940,569	AUD	2,824,415	USD	10	—

Canadian Imperial Bank of Commerce	10/6/2020	2,521,000	USD	3,408,576	AUD	77,884	—

Canadian Imperial Bank of Commerce	10/7/2020	15,908,309	HKD	2,052,689	USD	—	(1)

Canadian Imperial Bank of Commerce	10/7/2020	1,832,171	USD	14,203,164	HKD	—	(498)

Canadian Imperial Bank of Commerce	11/4/2020	2,782,827	USD	3,882,357	AUD	—	(59)

Canadian Imperial Bank of Commerce	11/4/2020	5,972,919	USD	5,482,722	CHF	—	(134)

Canadian Imperial Bank of Commerce	11/4/2020	6,326,647	USD	40,140,298	DKK	—	(287)

Canadian Imperial Bank of Commerce	11/4/2020	23,528,100	USD	20,052,364	EUR	—	(2,316)

Canadian Imperial Bank of Commerce	11/4/2020	11,004,772	USD	8,510,972	GBP	—	(100)

Canadian Imperial Bank of Commerce	11/4/2020	1,866,937	USD	14,470,778	HKD	—	(19)

Canadian Imperial Bank of Commerce	11/4/2020	176,817	USD	604,624	ILS	—	(24)

Canadian Imperial Bank of Commerce	11/4/2020	1,607,528	USD	15,040,579	NOK	—	(14)

Canadian Imperial Bank of Commerce	11/4/2020	379,487	USD	574,123	NZD	—	(7)

Canadian Imperial Bank of Commerce	11/4/2020	1,481,376	USD	13,254,034	SEK	—	(30)

Canadian Imperial Bank of Commerce	11/4/2020	383,993	USD	524,179	SGD	—	(5)

Canadian Imperial Bank of Commerce	11/5/2020	17,167,114	USD	1,811,115,076	JPY	—	(1,343)

Citibank N.A.	10/5/2020	4,166,004	CHF	4,534,786	USD	20	—

Citibank N.A.	10/5/2020	29,642,561	DKK	4,669,918	USD	58	—

Citibank N.A.	10/5/2020	15,279,008	EUR	17,917,983	USD	67	—

Citibank N.A.	10/5/2020	6,448,175	GBP	8,336,272	USD	38	—

Citibank N.A.	10/5/2020	498,567	ILS	145,775	USD	—	(4)

Citibank N.A.	10/5/2020	1,312,138,193	JPY	12,434,182	USD	8	—

Citibank N.A.	10/5/2020	11,988,523	NOK	1,281,322	USD	—	(31)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	10/5/2020	480,029	NZD	317,313	USD	$—	$(12)

Citibank N.A.	10/5/2020	10,095,372	SEK	1,127,993	USD	14	—

Citibank N.A.	10/5/2020	411,929	SGD	301,767	USD	—	(9)

Citibank N.A.	10/5/2020	5,204,113	USD	4,681,443	CHF	108,237	—

Citibank N.A.	10/5/2020	5,359,191	USD	33,340,513	DKK	106,628	—

Citibank N.A.	10/5/2020	20,562,648	USD	17,181,903	EUR	413,030	—

Citibank N.A.	10/5/2020	9,566,692	USD	7,143,214	GBP	331,824	—

Citibank N.A.	10/5/2020	167,292	USD	560,514	ILS	3,410	—

Citibank N.A.	10/5/2020	14,269,447	USD	1,512,612,752	JPY	—	(64,496)

Citibank N.A.	10/5/2020	1,470,443	USD	12,757,349	NOK	106,983	—

Citibank N.A.	10/5/2020	364,147	USD	538,790	NZD	8,005	—

Citibank N.A.	10/5/2020	1,294,482	USD	11,160,519	SEK	47,461	—

Citibank N.A.	10/5/2020	346,307	USD	470,836	SGD	1,397	—

Citibank N.A.	10/6/2020	3,064,790	AUD	2,196,762	USD	—	(57)

Citibank N.A.	10/6/2020	2,521,000	USD	3,408,604	AUD	77,864	—

Citibank N.A.	10/7/2020	12,372,703	HKD	1,596,526	USD	—	(46)

Citibank N.A.	10/7/2020	1,832,171	USD	14,203,279	HKD	—	(513)

Citibank N.A.	11/4/2020	2,164,417	USD	3,019,593	AUD	—	(37)

Citibank N.A.	11/4/2020	4,645,602	USD	4,264,444	CHF	—	(221)

Citibank N.A.	11/4/2020	4,920,725	USD	31,220,745	DKK	—	(304)

Citibank N.A.	11/4/2020	18,299,623	USD	15,595,277	EUR	—	(631)

Citibank N.A.	11/4/2020	8,559,259	USD	6,619,736	GBP	—	(204)

Citibank N.A.	11/4/2020	1,452,055	USD	11,255,163	HKD	—	(36)

Citibank N.A.	11/4/2020	137,516	USD	470,183	ILS	—	(4)

Citibank N.A.	11/4/2020	1,250,299	USD	11,698,248	NOK	—	(14)

Citibank N.A.	11/4/2020	295,155	USD	446,526	NZD	2	—

Citibank N.A.	11/4/2020	1,152,181	USD	10,308,779	SEK	—	(33)

Citibank N.A.	11/4/2020	298,656	USD	407,676	SGD	4	—

Citibank N.A.	11/5/2020	13,352,196	USD	1,408,581,905	JPY	—	(450)

Commonwealth Bank of Australia	10/5/2020	4,166,335	CHF	4,534,786	USD	381	—

Commonwealth Bank of Australia	10/5/2020	29,643,472	DKK	4,669,918	USD	202	—

Commonwealth Bank of Australia	10/5/2020	15,279,907	EUR	17,917,983	USD	1,121	—

Commonwealth Bank of Australia	10/5/2020	6,448,230	GBP	8,336,272	USD	109	—

Commonwealth Bank of Australia	10/5/2020	498,594	ILS	145,775	USD	3	—

Commonwealth Bank of Australia	10/5/2020	1,312,216,529	JPY	12,434,182	USD	750	—

Commonwealth Bank of Australia	10/5/2020	11,988,817	NOK	1,281,322	USD	1	—

Commonwealth Bank of Australia	10/5/2020	480,050	NZD	317,313	USD	2	—

Commonwealth Bank of Australia	10/5/2020	10,095,537	SEK	1,127,993	USD	32	—

Commonwealth Bank of Australia	10/5/2020	411,942	SGD	301,767	USD	1	—

Commonwealth Bank of Australia	10/5/2020	5,204,113	USD	4,681,604	CHF	108,061	—

Commonwealth Bank of Australia	10/5/2020	5,359,191	USD	33,341,601	DKK	106,457	—

Commonwealth Bank of Australia	10/5/2020	20,562,648	USD	17,182,305	EUR	412,558	—

Commonwealth Bank of Australia	10/5/2020	9,566,692	USD	7,143,587	GBP	331,342	—

Commonwealth Bank of Australia	10/5/2020	167,292	USD	560,571	ILS	3,393	—

Commonwealth Bank of Australia	10/5/2020	14,269,447	USD	1,512,642,717	JPY	—	(64,780)

Commonwealth Bank of Australia	10/5/2020	1,470,443	USD	12,758,093	NOK	106,903	—

Commonwealth Bank of Australia	10/5/2020	364,147	USD	538,775	NZD	8,015	—

Commonwealth Bank of Australia	10/5/2020	1,294,482	USD	11,161,165	SEK	47,389	—

Commonwealth Bank of Australia	10/5/2020	346,307	USD	470,839	SGD	1,394	—

Commonwealth Bank of Australia	10/6/2020	3,064,893	AUD	2,196,762	USD	17	—

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Commonwealth Bank of Australia	10/6/2020	2,521,000	USD	3,408,608	AUD	$77,861	$—

Commonwealth Bank of Australia	10/7/2020	12,373,077	HKD	1,596,526	USD	2	—

Commonwealth Bank of Australia	10/7/2020	1,832,171	USD	14,202,746	HKD	—	(444)

Commonwealth Bank of Australia	11/4/2020	2,164,417	USD	3,019,597	AUD	—	(40)

Commonwealth Bank of Australia	11/4/2020	4,645,602	USD	4,264,616	CHF	—	(408)

Commonwealth Bank of Australia	11/4/2020	4,920,725	USD	31,220,770	DKK	—	(308)

Commonwealth Bank of Australia	11/4/2020	18,299,623	USD	15,596,048	EUR	—	(1,536)

Commonwealth Bank of Australia	11/4/2020	8,559,259	USD	6,619,741	GBP	—	(210)

Commonwealth Bank of Australia	11/4/2020	1,452,055	USD	11,255,024	HKD	—	(18)

Commonwealth Bank of Australia	11/4/2020	137,516	USD	470,250	ILS	—	(23)

Commonwealth Bank of Australia	11/4/2020	1,250,299	USD	11,698,298	NOK	—	(19)

Commonwealth Bank of Australia	11/4/2020	295,155	USD	446,501	NZD	19	—

Commonwealth Bank of Australia	11/4/2020	1,152,181	USD	10,308,909	SEK	—	(48)

Commonwealth Bank of Australia	11/4/2020	298,656	USD	407,689	SGD	—	(5)

Commonwealth Bank of Australia	11/5/2020	13,352,196	USD	1,408,643,325	JPY	—	(1,032)

Credit Suisse International	10/5/2020	4,165,985	CHF	4,534,786	USD	1	—

Credit Suisse International	10/5/2020	29,641,880	DKK	4,669,918	USD	—	(49)

Credit Suisse International	10/5/2020	15,279,008	EUR	17,917,983	USD	67	—

Credit Suisse International	10/5/2020	6,448,150	GBP	8,336,272	USD	6	—

Credit Suisse International	10/5/2020	498,554	ILS	145,775	USD	—	(8)

Credit Suisse International	10/5/2020	1,312,125,759	JPY	12,434,182	USD	—	(110)

Credit Suisse International	10/5/2020	11,988,261	NOK	1,281,322	USD	—	(59)

Credit Suisse International	10/5/2020	479,996	NZD	317,313	USD	—	(33)

Credit Suisse International	10/5/2020	10,095,339	SEK	1,127,993	USD	10	—

Credit Suisse International	10/5/2020	411,915	SGD	301,767	USD	—	(19)

Credit Suisse International	10/5/2020	5,204,113	USD	4,681,636	CHF	108,027	—

Credit Suisse International	10/5/2020	5,359,191	USD	33,341,167	DKK	106,525	—

Credit Suisse International	10/5/2020	20,562,648	USD	17,181,745	EUR	413,215	—

Credit Suisse International	10/5/2020	9,566,692	USD	7,143,315	GBP	331,693	—

Credit Suisse International	10/5/2020	167,292	USD	560,591	ILS	3,387	—

Credit Suisse International	10/5/2020	14,269,447	USD	1,512,604,190	JPY	—	(64,415)

Credit Suisse International	10/5/2020	1,470,443	USD	12,758,030	NOK	106,910	—

Credit Suisse International	10/5/2020	364,147	USD	538,793	NZD	8,002	—

Credit Suisse International	10/5/2020	1,294,482	USD	11,161,239	SEK	47,380	—

Credit Suisse International	10/5/2020	346,307	USD	470,850	SGD	1,386	—

Credit Suisse International	10/6/2020	3,064,666	AUD	2,196,762	USD	—	(146)

Credit Suisse International	10/6/2020	2,521,000	USD	3,408,682	AUD	77,808	—

Credit Suisse International	10/7/2020	12,372,283	HKD	1,596,526	USD	—	(100)

Credit Suisse International	10/7/2020	1,832,171	USD	14,203,653	HKD	—	(561)

Credit Suisse International	11/4/2020	2,164,417	USD	3,019,606	AUD	—	(46)

Credit Suisse International	11/4/2020	4,645,602	USD	4,264,537	CHF	—	(322)

Credit Suisse International	11/4/2020	4,920,725	USD	31,221,823	DKK	—	(474)

Credit Suisse International	11/4/2020	18,299,623	USD	15,595,796	EUR	—	(1,240)

Credit Suisse International	11/4/2020	8,559,259	USD	6,619,956	GBP	—	(488)

Credit Suisse International	11/4/2020	1,452,055	USD	11,255,297	HKD	—	(53)

Credit Suisse International	11/4/2020	137,516	USD	470,183	ILS	—	(4)

Credit Suisse International	11/4/2020	1,250,299	USD	11,698,130	NOK	—	(1)

Credit Suisse International	11/4/2020	295,155	USD	446,539	NZD	—	(7)

Credit Suisse International	11/4/2020	1,152,181	USD	10,309,052	SEK	—	(64)

Credit Suisse International	11/4/2020	298,656	USD	407,691	SGD	—	(6)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Credit Suisse International	11/5/2020	13,352,196	USD	1,408,617,956	JPY	$—	$(792)

Goldman Sachs	10/5/2020	4,166,067	CHF	4,534,786	USD	90	—

Goldman Sachs	10/5/2020	29,642,888	DKK	4,669,918	USD	110	—

Goldman Sachs	10/5/2020	15,279,295	EUR	17,917,983	USD	403	—

Goldman Sachs	10/5/2020	6,448,230	GBP	8,336,272	USD	109	—

Goldman Sachs	10/5/2020	498,574	ILS	145,775	USD	—	(3)

Goldman Sachs	10/5/2020	1,312,161,818	JPY	12,434,182	USD	231	—

Goldman Sachs	10/5/2020	11,988,612	NOK	1,281,322	USD	—	(21)

Goldman Sachs	10/5/2020	480,038	NZD	317,313	USD	—	(6)

Goldman Sachs	10/5/2020	10,095,387	SEK	1,127,993	USD	16	—

Goldman Sachs	10/5/2020	411,934	SGD	301,767	USD	—	(5)

Goldman Sachs	10/5/2020	5,204,113	USD	4,681,573	CHF	108,095	—

Goldman Sachs	10/5/2020	5,359,191	USD	33,370,359	DKK	101,927	—

Goldman Sachs	10/5/2020	20,562,648	USD	17,181,544	EUR	413,451	—

Goldman Sachs	10/5/2020	9,566,692	USD	7,143,182	GBP	331,866	—

Goldman Sachs	10/5/2020	167,292	USD	560,951	ILS	3,282	—

Goldman Sachs	10/5/2020	14,269,447	USD	1,510,906,126	JPY	—	(48,323)

Goldman Sachs	10/5/2020	1,470,443	USD	12,758,063	NOK	106,906	—

Goldman Sachs	10/5/2020	364,147	USD	539,668	NZD	7,424	—

Goldman Sachs	10/5/2020	1,294,482	USD	11,161,136	SEK	47,392	—

Goldman Sachs	10/5/2020	346,307	USD	471,040	SGD	1,247	—

Goldman Sachs	10/6/2020	3,064,850	AUD	2,196,762	USD	—	(14)

Goldman Sachs	10/6/2020	2,521,000	USD	3,408,558	AUD	77,897	—

Goldman Sachs	10/7/2020	12,372,805	HKD	1,596,526	USD	—	(33)

Goldman Sachs	10/7/2020	1,832,171	USD	14,203,369	HKD	—	(524)

Goldman Sachs	11/4/2020	2,164,417	USD	3,019,555	AUD	—	(9)

Goldman Sachs	11/4/2020	4,645,602	USD	4,264,361	CHF	—	(130)

Goldman Sachs	11/4/2020	4,920,725	USD	31,220,672	DKK	—	(293)

Goldman Sachs	11/4/2020	18,299,623	USD	15,595,357	EUR	—	(725)

Goldman Sachs	11/4/2020	8,559,259	USD	6,619,741	GBP	—	(210)

Goldman Sachs	11/4/2020	1,452,055	USD	11,254,857	HKD	3	—

Goldman Sachs	11/4/2020	137,516	USD	470,186	ILS	—	(5)

Goldman Sachs	11/4/2020	1,250,299	USD	11,698,113	NOK	1	—

Goldman Sachs	11/4/2020	295,155	USD	446,530	NZD	1	—

Goldman Sachs	11/4/2020	1,152,181	USD	10,308,911	SEK	—	(48)

Goldman Sachs	11/4/2020	298,656	USD	407,685	SGD	—	(2)

Goldman Sachs	11/5/2020	13,352,196	USD	1,408,591,252	JPY	—	(539)

HSBC Holdings PLC	10/5/2020	4,166,398	CHF	4,534,786	USD	450	—

HSBC Holdings PLC	10/5/2020	29,643,939	DKK	4,669,918	USD	275	—

HSBC Holdings PLC	10/5/2020	15,280,142	EUR	17,917,983	USD	1,396	—

HSBC Holdings PLC	10/5/2020	6,448,325	GBP	8,336,272	USD	231	—

HSBC Holdings PLC	10/5/2020	498,587	ILS	145,775	USD	1	—

HSBC Holdings PLC	10/5/2020	1,312,199,121	JPY	12,434,182	USD	585	—

HSBC Holdings PLC	10/5/2020	11,988,638	NOK	1,281,322	USD	—	(19)

HSBC Holdings PLC	10/5/2020	480,043	NZD	317,313	USD	—	(3)

HSBC Holdings PLC	10/5/2020	10,095,684	SEK	1,127,993	USD	49	—

HSBC Holdings PLC	10/5/2020	411,936	SGD	301,767	USD	—	(3)

HSBC Holdings PLC	10/6/2020	3,064,846	AUD	2,196,762	USD	—	(17)

HSBC Holdings PLC	10/7/2020	12,372,885	HKD	1,596,526	USD	—	(23)

HSBC Holdings PLC	11/4/2020	2,164,417	USD	3,019,551	AUD	—	(6)

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	11/4/2020	4,645,602	USD	4,264,681	CHF	$—	$(479)

HSBC Holdings PLC	11/4/2020	4,920,725	USD	31,221,164	DKK	—	(370)

HSBC Holdings PLC	11/4/2020	18,299,623	USD	15,596,088	EUR	—	(1,583)

HSBC Holdings PLC	11/4/2020	8,559,259	USD	6,619,838	GBP	—	(336)

HSBC Holdings PLC	11/4/2020	1,452,055	USD	11,254,849	HKD	4	—

HSBC Holdings PLC	11/4/2020	137,516	USD	470,184	ILS	—	(4)

HSBC Holdings PLC	11/4/2020	1,250,299	USD	11,697,922	NOK	21	—

HSBC Holdings PLC	11/4/2020	295,155	USD	446,520	NZD	6	—

HSBC Holdings PLC	11/4/2020	1,152,181	USD	10,308,967	SEK	—	(54)

HSBC Holdings PLC	11/4/2020	298,656	USD	407,683	SGD	—	(1)

HSBC Holdings PLC	11/5/2020	13,352,196	USD	1,408,624,632	JPY	—	(855)

JP Morgan Chase Bank N.A.	10/5/2020	4,166,103	CHF	4,534,786	USD	129	—

JP Morgan Chase Bank N.A.	10/5/2020	29,642,888	DKK	4,669,918	USD	110	—

JP Morgan Chase Bank N.A.	10/5/2020	15,279,373	EUR	17,917,983	USD	494	—

JP Morgan Chase Bank N.A.	10/5/2020	6,448,300	GBP	8,336,272	USD	199	—

JP Morgan Chase Bank N.A.	10/5/2020	498,569	ILS	145,775	USD	—	(4)

JP Morgan Chase Bank N.A.	10/5/2020	1,312,166,792	JPY	12,434,182	USD	279	—

JP Morgan Chase Bank N.A.	10/5/2020	11,988,524	NOK	1,281,322	USD	—	(31)

JP Morgan Chase Bank N.A.	10/5/2020	480,033	NZD	317,313	USD	—	(9)

JP Morgan Chase Bank N.A.	10/5/2020	10,095,475	SEK	1,127,993	USD	26	—

JP Morgan Chase Bank N.A.	10/5/2020	411,926	SGD	301,767	USD	—	(11)

JP Morgan Chase Bank N.A.	10/5/2020	2,602,066	USD	2,340,746	CHF	54,102	—

JP Morgan Chase Bank N.A.	10/5/2020	2,679,599	USD	16,669,887	DKK	53,376	—

JP Morgan Chase Bank N.A.	10/5/2020	10,281,330	USD	8,590,734	EUR	206,776	—

JP Morgan Chase Bank N.A.	10/5/2020	4,783,348	USD	3,571,603	GBP	165,919	—

JP Morgan Chase Bank N.A.	10/5/2020	83,647	USD	280,273	ILS	1,701	—

JP Morgan Chase Bank N.A.	10/5/2020	7,134,734	USD	756,292,506	JPY	—	(32,106)

JP Morgan Chase Bank N.A.	10/5/2020	735,223	USD	6,378,813	NOK	53,478	—

JP Morgan Chase Bank N.A.	10/5/2020	182,085	USD	269,403	NZD	4,008	—

JP Morgan Chase Bank N.A.	10/5/2020	647,253	USD	5,580,452	SEK	23,721	—

JP Morgan Chase Bank N.A.	10/5/2020	173,160	USD	235,424	SGD	700	—

JP Morgan Chase Bank N.A.	10/6/2020	3,064,820	AUD	2,196,762	USD	—	(35)

JP Morgan Chase Bank N.A.	10/6/2020	1,260,512	USD	1,704,267	AUD	38,969	—

JP Morgan Chase Bank N.A.	10/7/2020	12,372,700	HKD	1,596,526	USD	—	(47)

JP Morgan Chase Bank N.A.	10/7/2020	916,093	USD	7,101,592	HKD	—	(243)

JP Morgan Chase Bank N.A.	11/4/2020	2,164,417	USD	3,019,488	AUD	39	—

JP Morgan Chase Bank N.A.	11/4/2020	4,645,602	USD	4,264,389	CHF	—	(160)

JP Morgan Chase Bank N.A.	11/4/2020	4,920,725	USD	31,220,263	DKK	—	(228)

JP Morgan Chase Bank N.A.	11/4/2020	18,299,623	USD	15,595,623	EUR	—	(1,037)

JP Morgan Chase Bank N.A.	11/4/2020	8,559,259	USD	6,619,746	GBP	—	(217)

JP Morgan Chase Bank N.A.	11/4/2020	1,452,055	USD	11,254,790	HKD	12	—

JP Morgan Chase Bank N.A.	11/4/2020	137,516	USD	470,165	ILS	1	—

JP Morgan Chase Bank N.A.	11/4/2020	1,250,299	USD	11,697,766	NOK	38	—

JP Morgan Chase Bank N.A.	11/4/2020	295,155	USD	446,518	NZD	8	—

JP Morgan Chase Bank N.A.	11/4/2020	1,152,181	USD	10,308,815	SEK	—	(37)

JP Morgan Chase Bank N.A.	11/4/2020	298,656	USD	407,679	SGD	2	—

JP Morgan Chase Bank N.A.	11/5/2020	13,352,196	USD	1,408,611,280	JPY	—	(728)

Morgan Stanley & Co. International	10/5/2020	4,165,972	CHF	4,534,786	USD	—	(14)

Morgan Stanley & Co. International	10/5/2020	29,642,211	DKK	4,669,918	USD	3	—

Morgan Stanley & Co. International	10/5/2020	15,279,386	EUR	17,917,983	USD	510	—

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Morgan Stanley & Co. International	10/5/2020	6,448,130	GBP	8,336,272	USD	$—		$(20)

Morgan Stanley & Co. International	10/5/2020	498,583	ILS	145,775	USD	0	^	—

Morgan Stanley & Co. International	10/5/2020	1,312,161,818	JPY	12,434,182	USD	231		—

Morgan Stanley & Co. International	10/5/2020	11,988,792	NOK	1,281,322	USD	—		(2)

Morgan Stanley & Co. International	10/5/2020	480,043	NZD	317,313	USD	—		(3)

Morgan Stanley & Co. International	10/5/2020	10,095,233	SEK	1,127,993	USD	—		(2)

Morgan Stanley & Co. International	10/5/2020	411,942	SGD	301,767	USD	1		—

Morgan Stanley & Co. International	10/5/2020	5,204,113	USD	4,687,079	CHF	102,102		—

Morgan Stanley & Co. International	10/5/2020	5,359,191	USD	33,370,235	DKK	101,946		—

Morgan Stanley & Co. International	10/5/2020	20,562,648	USD	17,200,760	EUR	390,916		—

Morgan Stanley & Co. International	10/5/2020	9,566,692	USD	7,154,165	GBP	317,667		—

Morgan Stanley & Co. International	10/5/2020	167,292	USD	561,723	ILS	3,056		—

Morgan Stanley & Co. International	10/5/2020	14,269,447	USD	1,512,752,592	JPY	—		(65,821)

Morgan Stanley & Co. International	10/5/2020	1,470,443	USD	12,804,591	NOK	101,933		—

Morgan Stanley & Co. International	10/5/2020	364,147	USD	538,906	NZD	7,928		—

Morgan Stanley & Co. International	10/5/2020	1,294,482	USD	11,146,652	SEK	49,010		—

Morgan Stanley & Co. International	10/5/2020	346,307	USD	470,865	SGD	1,375		—

Morgan Stanley & Co. International	10/6/2020	3,064,850	AUD	2,196,762	USD	—		(14)

Morgan Stanley & Co. International	10/6/2020	2,521,000	USD	3,411,514	AUD	75,778		—

Morgan Stanley & Co. International	10/7/2020	12,373,061	HKD	1,596,526	USD	0	^	—

Morgan Stanley & Co. International	10/7/2020	1,832,171	USD	14,203,961	HKD	—		(600)

Morgan Stanley & Co. International	11/4/2020	2,164,417	USD	3,019,639	AUD	—		(70)

Morgan Stanley & Co. International	11/4/2020	4,645,602	USD	4,264,291	CHF	—		(54)

Morgan Stanley & Co. International	11/4/2020	4,920,725	USD	31,219,786	DKK	—		(153)

Morgan Stanley & Co. International	11/4/2020	18,299,623	USD	15,595,915	EUR	—		(1,380)

Morgan Stanley & Co. International	11/4/2020	8,559,259	USD	6,619,690	GBP	—		(144)

Morgan Stanley & Co. International	11/4/2020	1,452,055	USD	11,255,604	HKD	—		(93)

Morgan Stanley & Co. International	11/4/2020	137,516	USD	470,180	ILS	—		(3)

Morgan Stanley & Co. International	11/4/2020	1,250,299	USD	11,698,173	NOK	—		(6)

Morgan Stanley & Co. International	11/4/2020	295,155	USD	446,548	NZD	—		(13)

Morgan Stanley & Co. International	11/4/2020	1,152,181	USD	10,308,575	SEK	—		(10)

Morgan Stanley & Co. International	11/4/2020	298,656	USD	407,716	SGD	—		(25)

Morgan Stanley & Co. International	11/5/2020	13,352,196	USD	1,408,651,337	JPY	—		(1,108)

Royal Bank of Canada	10/5/2020	4,165,999	CHF	4,534,786	USD	16		—

Royal Bank of Canada	10/5/2020	29,642,071	DKK	4,669,918	USD	—		(19)

Royal Bank of Canada	10/5/2020	15,278,995	EUR	17,917,983	USD	51		—

Royal Bank of Canada	10/5/2020	6,448,130	GBP	8,336,272	USD	—		(20)

Royal Bank of Canada	10/5/2020	498,578	ILS	145,775	USD	—		(1)

Royal Bank of Canada	10/5/2020	1,312,135,706	JPY	12,434,182	USD	—		(16)

Royal Bank of Canada	10/5/2020	11,988,769	NOK	1,281,322	USD	—		(5)

Royal Bank of Canada	10/5/2020	480,041	NZD	317,313	USD	—		(4)

Royal Bank of Canada	10/5/2020	10,095,222	SEK	1,127,993	USD	—		(3)

Royal Bank of Canada	10/5/2020	411,939	SGD	301,767	USD	—		(1)

Royal Bank of Canada	10/6/2020	3,064,867	AUD	2,196,762	USD	—		(1)

Royal Bank of Canada	10/7/2020	12,373,045	HKD	1,596,526	USD	—		(2)

Royal Bank of Canada	11/4/2020	2,164,417	USD	3,019,572	AUD	—		(22)

Royal Bank of Canada	11/4/2020	4,645,602	USD	4,264,282	CHF	—		(44)

Royal Bank of Canada	11/4/2020	4,920,725	USD	31,219,786	DKK	—		(153)

Royal Bank of Canada	11/4/2020	18,299,623	USD	15,594,812	EUR	—		(85)

Royal Bank of Canada	11/4/2020	8,559,259	USD	6,619,644	GBP	—		(84)

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	11/4/2020	1,452,055	USD	11,254,951	HKD	$—	$(9)

Royal Bank of Canada	11/4/2020	137,516	USD	470,180	ILS	—	(3)

Royal Bank of Canada	11/4/2020	1,250,299	USD	11,698,246	NOK	—	(14)

Royal Bank of Canada	11/4/2020	295,155	USD	446,531	NZD	—	(1)

Royal Bank of Canada	11/4/2020	1,152,181	USD	10,308,582	SEK	—	(11)

Royal Bank of Canada	11/4/2020	298,656	USD	407,685	SGD	—	(2)

Royal Bank of Canada	11/5/2020	13,352,196	USD	1,408,549,860	JPY	—	(146)

Societe Generale	10/5/2020	4,166,108	CHF	4,534,786	USD	134	—

Societe Generale	10/5/2020	29,643,799	DKK	4,669,918	USD	253	—

Societe Generale	10/5/2020	15,279,646	EUR	17,917,983	USD	815	—

Societe Generale	10/5/2020	6,448,280	GBP	8,336,272	USD	173	—

Societe Generale	10/5/2020	498,572	ILS	145,775	USD	—	(3)

Societe Generale	10/5/2020	1,312,204,094	JPY	12,434,182	USD	632	—

Societe Generale	10/5/2020	11,988,222	NOK	1,281,322	USD	—	(63)

Societe Generale	10/5/2020	480,028	NZD	317,313	USD	—	(12)

Societe Generale	10/5/2020	10,095,774	SEK	1,127,993	USD	59	—

Societe Generale	10/5/2020	411,924	SGD	301,767	USD	—	(13)

Societe Generale	10/5/2020	5,204,113	USD	4,681,360	CHF	108,327	—

Societe Generale	10/5/2020	5,359,191	USD	33,347,030	DKK	105,602	—

Societe Generale	10/5/2020	20,562,648	USD	17,181,644	EUR	413,328	—

Societe Generale	10/5/2020	9,566,692	USD	7,143,427	GBP	331,549	—

Societe Generale	10/5/2020	167,292	USD	560,562	ILS	3,395	—

Societe Generale	10/5/2020	14,269,447	USD	1,512,646,998	JPY	—	(64,820)

Societe Generale	10/5/2020	1,470,443	USD	12,758,446	NOK	106,865	—

Societe Generale	10/5/2020	364,147	USD	538,799	NZD	7,999	—

Societe Generale	10/5/2020	1,294,482	USD	11,161,153	SEK	47,390	—

Societe Generale	10/5/2020	346,307	USD	470,853	SGD	1,384	—

Societe Generale	10/6/2020	3,064,850	AUD	2,196,762	USD	—	(14)

Societe Generale	10/6/2020	2,521,000	USD	3,408,415	AUD	78,000	—

Societe Generale	10/7/2020	12,372,805	HKD	1,596,526	USD	—	(33)

Societe Generale	10/7/2020	1,832,171	USD	14,203,722	HKD	—	(570)

Societe Generale	11/4/2020	2,164,417	USD	3,019,555	AUD	—	(9)

Societe Generale	11/4/2020	4,645,602	USD	4,264,430	CHF	—	(206)

Societe Generale	11/4/2020	4,920,725	USD	31,221,853	DKK	—	(479)

Societe Generale	11/4/2020	18,299,623	USD	15,595,782	EUR	—	(1,224)

Societe Generale	11/4/2020	8,559,259	USD	6,619,843	GBP	—	(343)

Societe Generale	11/4/2020	1,452,055	USD	11,255,038	HKD	—	(20)

Societe Generale	11/4/2020	137,516	USD	470,203	ILS	—	(10)

Societe Generale	11/4/2020	1,250,299	USD	11,697,610	NOK	54	—

Societe Generale	11/4/2020	295,155	USD	446,508	NZD	14	—

Societe Generale	11/4/2020	1,152,181	USD	10,309,116	SEK	—	(71)

Societe Generale	11/4/2020	298,656	USD	407,669	SGD	9	—

Societe Generale	11/5/2020	13,352,196	USD	1,408,656,678	JPY	—	(1,159)

Standard Chartered Bank	10/5/2020	4,165,999	CHF	4,534,786	USD	15	—

Standard Chartered Bank	10/5/2020	29,641,968	DKK	4,669,918	USD	—	(35)

Standard Chartered Bank	10/5/2020	15,278,930	EUR	17,917,983	USD	—	(25)

Standard Chartered Bank	10/5/2020	6,448,140	GBP	8,336,272	USD	—	(7)

Standard Chartered Bank	10/5/2020	498,580	ILS	145,775	USD	—	(1)

Standard Chartered Bank	10/5/2020	1,312,179,226	JPY	12,434,182	USD	396	—

Standard Chartered Bank	10/5/2020	11,988,518	NOK	1,281,322	USD	—	(31)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Standard Chartered Bank	10/5/2020	480,042	NZD	317,313	USD	$—	$(3)

Standard Chartered Bank	10/5/2020	10,095,104	SEK	1,127,993	USD	—	(16)

Standard Chartered Bank	10/5/2020	411,933	SGD	301,767	USD	—	(6)

Standard Chartered Bank	10/5/2020	5,204,113	USD	4,681,433	CHF	108,248	—

Standard Chartered Bank	10/5/2020	5,359,191	USD	33,342,984	DKK	106,239	—

Standard Chartered Bank	10/5/2020	20,562,648	USD	17,182,434	EUR	412,407	—

Standard Chartered Bank	10/5/2020	9,566,692	USD	7,143,294	GBP	331,721	—

Standard Chartered Bank	10/5/2020	167,292	USD	560,587	ILS	3,388	—

Standard Chartered Bank	10/5/2020	14,269,447	USD	1,512,689,807	JPY	—	(65,221)

Standard Chartered Bank	10/5/2020	1,470,443	USD	12,758,358	NOK	106,875	—

Standard Chartered Bank	10/5/2020	364,147	USD	538,779	NZD	8,011	—

Standard Chartered Bank	10/5/2020	1,294,482	USD	11,161,101	SEK	47,396	—

Standard Chartered Bank	10/5/2020	346,307	USD	470,838	SGD	1,395	—

Standard Chartered Bank	10/6/2020	3,064,872	AUD	2,196,762	USD	2	—

Standard Chartered Bank	10/6/2020	2,521,000	USD	3,408,461	AUD	77,967	—

Standard Chartered Bank	10/7/2020	12,372,997	HKD	1,596,526	USD	—	(8)

Standard Chartered Bank	10/7/2020	1,832,171	USD	14,204,391	HKD	—	(656)

Standard Chartered Bank	11/4/2020	2,164,417	USD	3,019,580	AUD	—	(28)

Standard Chartered Bank	11/4/2020	4,645,602	USD	4,264,296	CHF	—	(59)

Standard Chartered Bank	11/4/2020	4,920,725	USD	31,219,909	DKK	—	(172)

Standard Chartered Bank	11/4/2020	18,299,623	USD	15,596,021	EUR	—	(1,505)

Standard Chartered Bank	11/4/2020	8,559,259	USD	6,619,618	GBP	—	(51)

Standard Chartered Bank	11/4/2020	1,452,055	USD	11,255,191	HKD	—	(40)

Standard Chartered Bank	11/4/2020	137,516	USD	470,208	ILS	—	(11)

Standard Chartered Bank	11/4/2020	1,250,299	USD	11,698,454	NOK	—	(36)

Standard Chartered Bank	11/4/2020	295,155	USD	446,538	NZD	—	(6)

Standard Chartered Bank	11/4/2020	1,152,181	USD	10,308,730	SEK	—	(28)

Standard Chartered Bank	11/4/2020	298,656	USD	407,691	SGD	—	(7)

Standard Chartered Bank	11/5/2020	13,352,196	USD	1,408,710,086	JPY	—	(1,665)

UBS AG	10/5/2020	4,166,099	CHF	4,534,786	USD	124	—

UBS AG	10/5/2020	29,641,637	DKK	4,669,918	USD	—	(87)

UBS AG	10/5/2020	15,279,164	EUR	17,917,983	USD	250	—

UBS AG	10/5/2020	6,448,260	GBP	8,336,272	USD	148	—

UBS AG	10/5/2020	498,564	ILS	145,775	USD	—	(5)

UBS AG	10/5/2020	1,312,200,364	JPY	12,434,182	USD	597	—

UBS AG	10/5/2020	11,984,858	NOK	1,281,322	USD	—	(423)

UBS AG	10/5/2020	480,035	NZD	317,313	USD	—	(7)

UBS AG	10/5/2020	10,095,368	SEK	1,127,993	USD	14	—

UBS AG	10/5/2020	411,931	SGD	301,767	USD	—	(7)

UBS AG	10/5/2020	5,204,113	USD	4,681,610	CHF	108,056	—

UBS AG	10/5/2020	5,359,191	USD	33,340,604	DKK	106,614	—

UBS AG	10/5/2020	20,562,648	USD	17,181,773	EUR	413,181	—

UBS AG	10/5/2020	9,566,692	USD	7,143,225	GBP	331,811	—

UBS AG	10/5/2020	167,292	USD	560,578	ILS	3,391	—

UBS AG	10/5/2020	14,269,447	USD	1,512,612,752	JPY	—	(64,496)

UBS AG	10/5/2020	1,470,443	USD	12,757,966	NOK	106,917	—

UBS AG	10/5/2020	364,147	USD	538,765	NZD	8,021	—

UBS AG	10/5/2020	1,294,482	USD	11,161,026	SEK	47,404	—

UBS AG	10/5/2020	346,307	USD	470,842	SGD	1,392	—

UBS AG	10/6/2020	3,064,812	AUD	2,196,762	USD	—	(41)

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

UBS AG	10/6/2020	2,521,000	USD	3,408,599	AUD	$77,868	$—

UBS AG	10/7/2020	12,372,757	HKD	1,596,526	USD	—	(39)

UBS AG	10/7/2020	1,832,171	USD	14,203,453	HKD	—	(535)

UBS AG	11/4/2020	2,164,417	USD	3,019,538	AUD	3	—

UBS AG	11/4/2020	4,645,602	USD	4,264,375	CHF	—	(145)

UBS AG	11/4/2020	4,920,725	USD	31,220,903	DKK	—	(329)

UBS AG	11/4/2020	18,299,623	USD	15,595,423	EUR	—	(803)

UBS AG	11/4/2020	8,559,259	USD	6,619,823	GBP	—	(316)

UBS AG	11/4/2020	1,452,055	USD	11,271,925	HKD	—	(2,199)

UBS AG	11/4/2020	137,516	USD	470,224	ILS	—	(16)

UBS AG	11/4/2020	1,250,299	USD	11,698,160	NOK	—	(5)

UBS AG	11/4/2020	295,155	USD	446,523	NZD	4	—

UBS AG	11/4/2020	1,152,181	USD	10,309,047	SEK	—	(63)

UBS AG	11/4/2020	298,656	USD	407,684	SGD	—	(1)

UBS AG	11/5/2020	13,352,196	USD	1,408,591,252	JPY	—	(539)
						$15,024,716	$(847,867)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$794,099,495	$—	$—	$794,099,495
Exchange-Traded Fund	1,420,519	—	—	1,420,519
Investment of Cash Collateral for Securities Loaned	—	10,413,689	—	10,413,689
Total Investments in Securities	$795,520,014	$10,413,689	$—	$805,933,703
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$15,024,716	$—	$15,024,716
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(847,867)	$—	$(847,867)
Total - Net	$795,520,014	$24,590,538	$—	$820,110,552

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.2%

Japan – 99.2%

Air Freight & Logistics – 0.0%

Kintetsu World Express, Inc.	23,200	$489,810

Auto Components – 5.4%

Aisan Industry Co., Ltd.	33,300	147,677

Aisin Seiki Co., Ltd.	241,708	7,672,906

Bridgestone Corp.	583,485	18,339,996

Daido Metal Co., Ltd.(a)	33,300	160,931

Daikyonishikawa Corp.(a)	18,100	95,362

Denso Corp.	494,679	21,548,748

Eagle Industry Co., Ltd.(a)	33,400	250,350

Exedy Corp.	22,800	295,127

FCC Co., Ltd.	16,700	305,737

Futaba Industrial Co., Ltd.	33,300	168,188

G-Tekt Corp.(a)	33,300	376,767

H-One Co., Ltd.	33,300	177,655

JTEKT Corp.	266,978	2,074,500

Koito Manufacturing Co., Ltd.	50,401	2,555,153

Musashi Seimitsu Industry Co., Ltd.	50,800	531,925

NGK Spark Plug Co., Ltd.	151,264	2,623,075

NHK Spring Co., Ltd.	121,900	775,087

Nifco, Inc.	50,990	1,382,862

Nippon Piston Ring Co., Ltd.(a)	29,400	287,230

NOK Corp.	125,000	1,292,287

Pacific Industrial Co., Ltd.	33,400	304,471

Piolax, Inc.	33,300	492,258

Press Kogyo Co., Ltd.	36,200	102,223

Sanoh Industrial Co., Ltd.(a)	58,900	317,579

Shoei Co., Ltd.	18,700	618,431

Stanley Electric Co., Ltd.	68,507	1,957,250

Sumitomo Electric Industries Ltd.	557,883	6,232,768

Sumitomo Riko Co., Ltd.(a)	25,400	134,786

Sumitomo Rubber Industries Ltd.	221,891	2,045,863

T. RAD Co., Ltd.	20,500	255,060

Tachi-S Co., Ltd.	33,300	306,084

Taiho Kogyo Co., Ltd.	33,300	177,339

Tokai Rika Co., Ltd.	68,114	1,010,124

Topre Corp.(a)	33,300	356,572

Toyo Tire Corp.(a)	77,300	1,239,378

Toyoda Gosei Co., Ltd.	78,300	1,784,436

Toyota Boshoku Corp.	148,036	2,083,137

TPR Co., Ltd.	33,294	402,254

TS Tech Co., Ltd.	30,832	865,680

Unipres Corp.	17,000	137,894

Yokohama Rubber Co., Ltd. (The)	103,300	1,459,493

Total Auto Components		83,344,643

Automobiles – 9.7%

Honda Motor Co., Ltd.	1,465,047	34,338,991

Isuzu Motors Ltd.	506,800	4,405,746

Subaru Corp.	864,167	16,639,698

Suzuki Motor Corp.	137,736	5,851,137

Toyota Motor Corp.	1,280,970	84,143,694

Yamaha Motor Co., Ltd.	335,500	4,838,728

Total Automobiles		150,217,994

Banks – 7.3%

Mitsubishi UFJ Financial Group, Inc.	12,032,522	47,443,688

Mizuho Financial Group, Inc.(a)	2,515,564	31,238,957

Sumitomo Mitsui Financial Group, Inc.	1,273,500	35,207,394

Total Banks		113,890,039

Beverages – 1.2%

Asahi Group Holdings Ltd.	194,800	6,748,686

Kirin Holdings Co., Ltd.	396,545	7,415,726

Suntory Beverage & Food Ltd.	100,200	3,750,497

Takara Holdings, Inc.	48,900	540,296

Total Beverages		18,455,205

Building Products – 1.9%

AGC, Inc.	142,547	4,146,871

Aica Kogyo Co., Ltd.	33,400	1,180,536

Central Glass Co., Ltd.	33,300	688,846

Daikin Industries Ltd.	67,549	12,353,792

LIXIL Group Corp.	292,000	5,838,340

Nitto Boseki Co., Ltd.(a)	16,300	691,202

Noritz Corp.	33,300	477,112

Okabe Co., Ltd.	16,000	123,263

Sanwa Holdings Corp.	123,131	1,296,300

TOTO Ltd.(a)	74,500	3,406,259

Total Building Products		30,202,521

Capital Markets – 0.7%

GCA Corp.	33,400	212,370

Nomura Holdings, Inc.	1,238,045	5,614,786

SBI Holdings, Inc.	188,200	4,838,307

Sparx Group Co., Ltd.(a)	130,600	278,452

Total Capital Markets		10,943,915

Chemicals – 8.0%

ADEKA Corp.	37,900	542,660

Arakawa Chemical Industries Ltd.	33,300	399,486

Asahi Kasei Corp.	818,122	7,091,218

Chugoku Marine Paints Ltd.	33,300	313,341

Daicel Corp.	218,742	1,569,105

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	24,100	514,292

Denka Co., Ltd.	65,615	1,986,543

DIC Corp.	80,453	1,995,887

Fujimi, Inc.	33,300	1,153,336

Fujimori Kogyo Co., Ltd.	19,500	801,952

Fuso Chemical Co., Ltd.	15,300	540,060

JCU Corp.	21,000	688,525

JSP Corp.	25,400	386,789

JSR Corp.(a)	158,600	3,740,694

Kaneka Corp.	33,400	932,086

Kansai Paint Co., Ltd.(a)	64,000	1,581,655

KH Neochem Co., Ltd.(a)	9,400	219,123

Kumiai Chemical Industry Co., Ltd.	33,300	333,852

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

Kuraray Co., Ltd.	221,937	$2,140,925

Kureha Corp.	16,700	720,032

Lintec Corp.	39,347	911,249

Mitsubishi Chemical Holdings Corp.	1,632,063	9,367,389

Mitsubishi Gas Chemical Co., Inc.	222,282	4,098,937

Mitsui Chemicals, Inc.	150,715	3,621,844

Moriroku Holdings Co., Ltd.(a)	33,400	574,760

Nihon Nohyaku Co., Ltd.(a)	33,300	161,562

Nihon Parkerizing Co., Ltd.	33,300	324,701

Nippon Kayaku Co., Ltd.(a)	61,300	539,054

Nippon Paint Holdings Co., Ltd.	69,000	7,068,038

Nippon Shokubai Co., Ltd.	29,100	1,544,205

Nippon Soda Co., Ltd.	30,000	855,681

Nissan Chemical Corp.(a)	50,953	2,703,845

Nitto Denko Corp.	120,074	7,782,679

NOF Corp.	29,800	1,169,070

Okamoto Industries, Inc.	19,700	766,308

Osaka Soda Co., Ltd.	33,300	807,493

Riken Technos Corp.	9,900	39,589

Sakata INX Corp.	33,300	331,643

Sanyo Chemical Industries Ltd.	24,600	1,142,234

Shikoku Chemicals Corp.(a)	33,300	367,616

Shin-Etsu Chemical Co., Ltd.	184,479	23,923,009

Showa Denko K.K.	117,231	2,135,108

Sumitomo Bakelite Co., Ltd.	16,600	453,342

Sumitomo Chemical Co., Ltd.	1,535,585	5,049,256

Sumitomo Seika Chemicals Co., Ltd.(a)	16,800	541,268

T Hasegawa Co., Ltd.	23,400	468,532

Taiyo Holdings Co., Ltd.	33,326	1,736,880

Taiyo Nippon Sanso Corp.(a)	88,053	1,347,537

Takasago International Corp.	26,200	540,733

Tayca Corp.(a)	21,000	286,753

Teijin Ltd.	149,600	2,309,281

Tokai Carbon Co., Ltd.(a)	94,200	1,001,539

Tokuyama Corp.	22,900	547,708

Tokyo Ohka Kogyo Co., Ltd.	23,100	1,188,600

Toray Industries, Inc.	645,818	2,933,200

Tosoh Corp.	243,507	3,934,231

Toyo Ink SC Holdings Co., Ltd.	50,300	958,050

Toyobo Co., Ltd.	43,651	598,531

Ube Industries Ltd.	72,200	1,211,657

Zeon Corp.	69,700	727,184

Total Chemicals		123,721,857

Commercial Services & Supplies – 0.1%

Mitsubishi Pencil Co., Ltd.	33,300	432,619

Pilot Corp.	22,000	644,177

Sato Holdings Corp.	33,400	708,005

Total Commercial Services & Supplies		1,784,801

Construction & Engineering – 0.7%

JGC Holdings Corp.	94,300	972,220

Kajima Corp.	317,300	3,794,491

Obayashi Corp.	424,400	3,840,633

Penta-Ocean Construction Co., Ltd.	178,400	1,161,384

Taikisha Ltd.(a)	24,800	681,982

Total Construction & Engineering		10,450,710

Construction Materials – 0.1%

Krosaki Harima Corp.	21,400	605,113

Taiheiyo Cement Corp.	61,200	1,550,733

Total Construction Materials		2,155,846

Consumer Finance – 0.1%

AEON Financial Service Co., Ltd.	182,500	1,648,086

J Trust Co., Ltd.(a)	33,300	76,363

Total Consumer Finance		1,724,449

Containers & Packaging – 0.0%

Fuji Seal International, Inc.	7,282	139,595

Electrical Equipment – 2.3%

Daihen Corp.(a)	22,900	923,335

Denyo Co., Ltd.	33,300	778,778

Fuji Electric Co., Ltd.	68,373	2,144,552

Fujikura Ltd.	158,177	434,676

Furukawa Electric Co., Ltd.	38,681	917,084

GS Yuasa Corp.	30,784	527,409

Idec Corp.	23,400	422,189

Mabuchi Motor Co., Ltd.	50,200	1,938,453

Mitsubishi Electric Corp.	1,242,114	16,731,404

Nidec Corp.	89,116	8,279,943

Nippon Carbon Co., Ltd.	1,400	49,483

Nissin Electric Co., Ltd.	47,300	500,655

Sanyo Denki Co., Ltd.	11,900	540,140

SEC Carbon Ltd.(a)	3,500	194,352

Sinfonia Technology Co., Ltd.	28,100	318,465

Tatsuta Electric Wire and Cable Co., Ltd.	33,300	193,117

Toyo Tanso Co., Ltd.(a)	14,700	246,277

Total Electrical Equipment		35,140,312

Electronic Equipment, Instruments & Components – 5.0%

Ai Holdings Corp.	33,400	611,790

Alps Alpine Co., Ltd.	118,800	1,585,051

Amano Corp.	33,433	774,601

Anritsu Corp.(a)	33,300	755,111

Canon Electronics, Inc.	33,300	463,543

Citizen Watch Co., Ltd.	221,785	617,879

Dexerials Corp.	30,800	322,214

ESPEC Corp.	33,300	590,079

Hakuto Co., Ltd.	33,319	353,933

Hamamatsu Photonics K.K.	29,300	1,468,748

Hirose Electric Co., Ltd.	22,160	2,841,133

Hitachi Ltd.	433,405	14,550,876

Horiba Ltd.	24,700	1,282,631

Ibiden Co., Ltd.	53,601	1,803,123

Iriso Electronics Co., Ltd.(a)	13,300	534,369

Japan Aviation Electronics Industry Ltd.	39,900	545,208

Kaga Electronics Co., Ltd.	33,300	704,939

Keyence Corp.	15,640	7,259,047

Kyosan Electric Manufacturing Co., Ltd.	33,300	152,411

Macnica Fuji Electronics Holdings, Inc.	33,300	604,278

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

Marubun Corp.(a)	33,300	$167,242

Meiko Electronics Co., Ltd.(a)	9,000	149,161

Murata Manufacturing Co., Ltd.	273,268	17,538,559

Nippon Electric Glass Co., Ltd.	68,060	1,262,783

Nissha Co., Ltd.	33,300	412,424

Ohara, Inc.	24,000	298,152

Oki Electric Industry Co., Ltd.	60,230	644,934

Omron Corp.	67,300	5,216,659

Optex Group Co., Ltd.	15,200	243,275

Osaki Electric Co., Ltd.	33,300	192,801

Restar Holdings Corp.	33,400	684,268

Riken Keiki Co., Ltd.	21,100	580,235

Ryoden Corp.	33,400	485,191

Ryosan Co., Ltd.	30,745	613,269

Sanshin Electronics Co., Ltd.	33,354	642,870

Satori Electric Co., Ltd.(a)	33,300	269,164

Shimadzu Corp.	53,400	1,614,195

Siix Corp.	24,200	282,979

Sumida Corp.	10,400	72,730

Taiyo Yuden Co., Ltd.(a)	33,300	1,038,160

TDK Corp.	53,568	5,791,821

Topcon Corp.	33,400	303,521

V Technology Co., Ltd.(a)	9,600	401,630

Yokogawa Electric Corp.	82,138	1,295,933

Total Electronic Equipment, Instruments & Components		78,022,920

Energy Equipment & Services – 0.0%

Modec, Inc.	17,200	266,157

Entertainment – 3.0%

Capcom Co., Ltd.	43,500	2,415,522

GungHo Online Entertainment, Inc.	17,849	381,742

Koei Tecmo Holdings Co., Ltd.	66,640	3,195,285

Konami Holdings Corp.(a)	71,400	3,071,695

Nintendo Co., Ltd.	61,300	34,655,150

Square Enix Holdings Co., Ltd.	33,300	2,196,228

Toei Animation Co., Ltd.(a)	17,100	1,109,969

Total Entertainment		47,025,591

Food & Staples Retailing – 0.9%

Ministop Co., Ltd.	27,700	387,952

Seven & I Holdings Co., Ltd.	450,924	13,887,075

Total Food & Staples Retailing		14,275,027

Food Products – 1.0%

Ajinomoto Co., Inc.	184,513	3,774,885

Ariake Japan Co., Ltd.	10,000	675,637

Fuji Oil Holdings, Inc.	24,700	774,728

Kagome Co., Ltd.	27,500	958,969

Kikkoman Corp.(a)	33,400	1,842,017

Nippon Suisan Kaisha Ltd.	72,700	307,940

Nisshin Oillio Group Ltd. (The)	29,781	895,998

Nissin Foods Holdings Co., Ltd.(a)	33,600	3,152,089

Sakata Seed Corp.	16,039	572,984

Toyo Suisan Kaisha Ltd.	33,500	1,764,996

Yakult Honsha Co., Ltd.	22,087	1,224,381

Total Food Products		15,944,624

Health Care Equipment & Supplies – 1.6%

Asahi Intecc Co., Ltd.	16,200	506,586

Hoya Corp.	86,157	9,682,763

Jeol Ltd.	10,200	349,408

Nakanishi, Inc.	23,400	416,645

Nihon Kohden Corp.	17,400	570,492

Nipro Corp.	91,300	1,059,817

Olympus Corp.	161,400	3,337,201

Sysmex Corp.	37,660	3,579,359

Terumo Corp.	130,812	5,181,410

Total Health Care Equipment & Supplies		24,683,681

Health Care Technology – 0.2%

M3, Inc.	46,700	2,876,433

Hotels, Restaurants & Leisure – 0.0%

Aeon Fantasy Co., Ltd.(a)	13,800	214,068

Saizeriya Co., Ltd.(a)	4,800	97,383

Total Hotels, Restaurants & Leisure		311,451

Household Durables – 2.9%

Casio Computer Co., Ltd.(a)	174,057	2,794,016

Fujitsu General Ltd.	33,300	962,428

JVCKenwood Corp.	79,100	109,434

Nikon Corp.(a)	332,800	2,232,753

Panasonic Corp.	1,719,970	14,486,017

Rinnai Corp.	17,200	1,670,615

Sekisui Chemical Co., Ltd.	259,000	4,115,825

Sharp Corp.	211,800	2,605,102

Sony Corp.	162,700	12,383,269

Sumitomo Forestry Co., Ltd.	110,300	1,745,485

Tamron Co., Ltd.	25,400	399,064

Toa Corp.(a)	33,300	269,164

Zojirushi Corp.	33,400	551,022

Total Household Durables		44,324,194

Household Products – 0.4%

Lion Corp.	54,600	1,119,111

Pigeon Corp.	36,900	1,643,419

Unicharm Corp.	86,800	3,875,690

Total Household Products		6,638,220

Independent Power & Renewable Electricity Producers – 0.1%

Electric Power Development Co., Ltd.	104,600	1,608,697

Industrial Conglomerates – 0.2%

Nisshinbo Holdings, Inc.	112,624	763,064

Toshiba Corp.	111,400	2,819,572

Total Industrial Conglomerates		3,582,636

Insurance – 2.6%

Dai-ichi Life Holdings, Inc.	783,200	10,961,683

Sompo Holdings, Inc.	241,100	8,291,025

Tokio Marine Holdings, Inc.	476,200	20,757,320

Total Insurance		40,010,028

Internet & Direct Marketing Retail – 0.1%

Rakuten, Inc.	111,100	1,191,748

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

IT Services – 1.2%

Fujitsu Ltd.	82,632	$11,228,493

NEC Corp.	53,900	3,136,037

NTT Data Corp.	361,700	4,599,653

Total IT Services		18,964,183

Leisure Products – 1.0%

Bandai Namco Holdings, Inc.	118,200	8,612,146

Mizuno Corp.	33,400	600,080

Shimano, Inc.	17,400	3,416,355

Tomy Co., Ltd.	33,300	285,573

Yamaha Corp.	43,207	2,055,332

Total Leisure Products		14,969,486

Machinery – 9.6%

Aida Engineering Ltd.	33,300	227,827

Amada Co., Ltd.	286,093	2,662,213

Anest Iwata Corp.(a)	33,300	272,320

Bando Chemical Industries Ltd.(a)	33,300	189,646

CKD Corp.(a)	35,300	573,336

Daifuku Co., Ltd.	41,100	4,120,515

DMG Mori Co., Ltd.	84,900	1,168,149

Ebara Corp.	42,631	1,148,488

FANUC Corp.	211,989	40,417,120

Fujitec Co., Ltd.	37,400	795,632

Furukawa Co., Ltd.	33,300	358,149

Glory Ltd.	22,900	509,516

Harmonic Drive Systems, Inc.(a)	17,200	1,098,531

Hino Motors Ltd.	372,410	2,396,156

Hirata Corp.	7,400	440,368

Hitachi Construction Machinery Co., Ltd.(a)	150,200	5,408,509

Hitachi Zosen Corp.	94,300	396,752

Hokuetsu Industries Co., Ltd.	33,300	352,154

Hoshizaki Corp.	12,969	1,029,851

IHI Corp.	105,000	1,387,994

Iseki & Co., Ltd.	33,300	446,188

Japan Steel Works Ltd. (The)	43,000	749,739

Juki Corp.	24,600	105,831

Kawasaki Heavy Industries Ltd.(a)	94,751	1,272,265

Kito Corp.(a)	33,400	389,609

Kitz Corp.	45,900	260,098

Komatsu Ltd.	864,706	18,927,991

Kubota Corp.	476,802	8,482,856

Kurita Water Industries Ltd.	40,200	1,318,033

Makino Milling Machine Co., Ltd.	9,200	320,819

Makita Corp.	94,738	4,506,631

Max Co., Ltd.	33,300	497,307

Meidensha Corp.	20,500	313,726

MINEBEA MITSUMI, Inc.	140,701	2,653,226

MISUMI Group, Inc.	46,500	1,293,258

Mitsubishi Heavy Industries Ltd.	183,219	4,046,166

Mitsubishi Logisnext Co., Ltd.	9,100	82,006

Mitsuboshi Belting Ltd.(a)	33,300	538,644

Miura Co., Ltd.	21,200	1,032,578

Nabtesco Corp.	58,700	2,122,055

Nachi-Fujikoshi Corp.	25,100	877,656

NGK Insulators Ltd.	210,675	2,984,546

Nikkiso Co., Ltd.	10,500	106,065

Nippon Thompson Co., Ltd.(a)	33,300	117,700

Nissei ASB Machine Co., Ltd.(a)	10,800	434,947

Nitta Corp.	33,400	736,807

Nitto Kohki Co., Ltd.	33,300	657,291

NSK Ltd.	476,866	3,619,536

Obara Group, Inc.	23,600	790,543

Oiles Corp.(a)	33,300	482,160

OKUMA Corp.(a)	15,500	721,904

Organo Corp.	10,600	572,539

OSG Corp.	33,424	533,682

Ryobi Ltd.	33,300	371,718

Shibaura Machine Co., Ltd.	19,400	400,023

Shibuya Corp.	25,100	864,574

Shima Seiki Manufacturing Ltd.(a)	10,300	161,630

Shinmaywa Industries Ltd.	48,400	415,067

SMC Corp.	15,351	8,503,927

Sodick Co., Ltd.(a)	27,000	188,818

Star Micronics Co., Ltd.	33,300	439,246

Sumitomo Heavy Industries Ltd.	72,937	1,687,787

Tadano Ltd.	45,700	374,157

Takeuchi Manufacturing Co., Ltd.	13,500	266,341

THK Co., Ltd.	94,179	2,346,220

Tsubaki Nakashima Co., Ltd.	52,000	392,230

Tsubakimoto Chain Co.	33,300	779,093

Tsugami Corp.(a)	33,400	388,343

Union Tool Co.	25,800	784,782

YAMABIKO Corp.	33,300	404,851

Yaskawa Electric Corp.	89,800	3,484,611

Yushin Precision Equipment Co., Ltd.	33,300	220,254

Total Machinery		149,421,300

Marine – 0.1%

Iino Kaiun Kaisha Ltd.(a)	86,400	306,203

Nippon Yusen K.K.	38,800	668,053

NS United Kaiun Kaisha Ltd.	33,300	454,707

Total Marine		1,428,963

Media – 0.3%

Dentsu Group, Inc.	140,200	4,111,807

Metals & Mining – 1.0%

Asahi Holdings, Inc.	44,600	1,436,937

Daido Steel Co., Ltd.(a)	29,600	914,394

Daiki Aluminium Industry Co., Ltd.(a)	33,300	176,392

Dowa Holdings Co., Ltd.	33,400	974,813

Hitachi Metals Ltd.	230,818	3,532,371

Kyoei Steel Ltd.	28,100	358,672

Mitsubishi Materials Corp.	67,800	1,329,916

Mitsui Mining & Smelting Co., Ltd.	33,300	803,075

Nippon Light Metal Holdings Co., Ltd.	42,450	668,951

Nippon Yakin Kogyo Co., Ltd.(a)	7,510	110,519

Pacific Metals Co., Ltd.(a)	16,800	249,142

Sumitomo Metal Mining Co., Ltd.	146,100	4,492,509

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

Topy Industries Ltd.*(a)	33,300	$360,358

UACJ Corp.	33,300	545,271

Total Metals & Mining		15,953,320

Multiline Retail – 0.1%

Ryohin Keikaku Co., Ltd.	113,300	1,868,113

Oil, Gas & Consumable Fuels – 0.5%

Idemitsu Kosan Co., Ltd.(a)	137,500	2,921,207

Inpex Corp.	767,000	4,095,561

Total Oil, Gas & Consumable Fuels		7,016,768

Paper & Forest Products – 0.1%

Hokuetsu Corp.	63,800	218,249

Oji Holdings Corp.	397,400	1,815,093

Total Paper & Forest Products		2,033,342

Personal Products – 1.0%

Kao Corp.	140,180	10,476,639

Kose Corp.	12,000	1,461,196

Mandom Corp.	16,400	274,292

Rohto Pharmaceutical Co., Ltd.	17,900	586,037

Shiseido Co., Ltd.	43,622	2,494,634

Total Personal Products		15,292,798

Pharmaceuticals – 9.0%

Astellas Pharma, Inc.	1,017,904	15,114,712

Chugai Pharmaceutical Co., Ltd.	405,200	18,104,027

Daiichi Sankyo Co., Ltd.	507,063	15,515,080

Eisai Co., Ltd.	142,077	12,903,117

Hisamitsu Pharmaceutical Co., Inc.	33,300	1,694,504

Kyowa Kirin Co., Ltd.	196,770	5,567,661

Ono Pharmaceutical Co., Ltd.	245,700	7,692,531

Otsuka Holdings Co., Ltd.	304,500	12,834,417

Santen Pharmaceutical Co., Ltd.	123,500	2,514,939

Sawai Pharmaceutical Co., Ltd.	20,000	1,006,349

Shionogi & Co., Ltd.	98,277	5,242,123

Sumitomo Dainippon Pharma Co., Ltd.(a)	104,200	1,365,570

Takeda Pharmaceutical Co., Ltd.	1,142,563	40,535,922

ZERIA Pharmaceutical Co., Ltd.(a)	33,300	634,256

Total Pharmaceuticals		140,725,208

Professional Services – 0.7%

BeNEXT Group, Inc.(a)	19,400	207,916

Outsourcing, Inc.	54,600	500,832

Recruit Holdings Co., Ltd.	270,800	10,674,955

Total Professional Services		11,383,703

Road & Rail – 0.2%

Hitachi Transport System Ltd.(a)	20,600	649,057

Nippon Express Co., Ltd.	50,700	2,949,853

Total Road & Rail		3,598,910

Semiconductors & Semiconductor Equipment – 4.5%

Advantest Corp.	142,300	6,863,518

Disco Corp.	15,800	3,804,397

Lasertec Corp.	20,000	1,631,763

Optorun Co., Ltd.(a)	21,300	428,503

Rohm Co., Ltd.	48,200	3,699,611

SCREEN Holdings Co., Ltd.(a)	24,960	1,317,419

Shibaura Mechatronics Corp.	12,400	365,432

Shinko Electric Industries Co., Ltd.	72,659	1,263,425

SUMCO Corp.(a)	306,000	4,276,983

Tokyo Electron Ltd.	172,653	44,713,413

Tokyo Seimitsu Co., Ltd.	30,400	959,272

Ulvac, Inc.	33,300	1,200,668

Yamaichi Electronics Co., Ltd.	18,600	226,662

Total Semiconductors & Semiconductor Equipment		70,751,066

Software – 0.4%

Trend Micro, Inc.	92,608	5,625,105

Specialty Retail – 0.8%

ABC-Mart, Inc.	33,600	1,741,609

Fast Retailing Co., Ltd.	15,900	9,922,998

IDOM, Inc.	94,900	569,238

Sanrio Co., Ltd.(a)	16,500	296,134

VT Holdings Co., Ltd.	94,800	364,719

Total Specialty Retail		12,894,698

Technology Hardware, Storage & Peripherals – 2.7%

Brother Industries Ltd.	158,543	2,502,915

Canon, Inc.(a)	1,369,497	22,664,896

FUJIFILM Holdings Corp.	153,495	7,541,662

Konica Minolta, Inc.(a)	303,438	851,110

MCJ Co., Ltd.	30,300	274,776

Ricoh Co., Ltd.(a)	305,478	2,043,660

Riso Kagaku Corp.	33,300	458,494

Roland DG Corp.	19,400	250,750

Seiko Epson Corp.(a)	291,900	3,333,076

Toshiba TEC Corp.	29,700	1,236,914

Wacom Co., Ltd.	44,400	290,727

Total Technology Hardware, Storage & Peripherals		41,448,980

Textiles, Apparel & Luxury Goods – 0.2%

Asics Corp.	71,592	993,184

Kurabo Industries Ltd.	17,947	327,886

Onward Holdings Co., Ltd.	94,700	244,086

Seiko Holdings Corp.(a)	33,300	447,134

Seiren Co., Ltd.	33,310	488,303

Wacoal Holdings Corp.	33,300	626,998

Total Textiles, Apparel & Luxury Goods		3,127,591

Tobacco – 2.8%

Japan Tobacco, Inc.	2,409,731	43,842,353

Trading Companies & Distributors – 6.7%

Alconix Corp.	33,400	481,393

Hanwa Co., Ltd.	38,700	770,113

Inabata & Co., Ltd.	33,286	422,344

ITOCHU Corp.(a)	1,349,694	34,340,267

Kokusai Pulp & Paper Co., Ltd.(a)	60,500	174,855

Marubeni Corp.(a)	1,644,178	9,262,426

Mitsubishi Corp.	1,392,700	33,157,953

Nagase & Co., Ltd.	53,700	747,007

Nippon Steel Trading Corp.	33,300	945,072

Sanyo Trading Co., Ltd.(a)	35,300	332,495

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

Investments	Shares	Value

Sojitz Corp.(a)	1,241,921	$2,800,883

Sumitomo Corp.(a)	1,160,677	13,841,675

Toyota Tsusho Corp.	218,310	6,086,118

Yamazen Corp.	66,000	663,565

Total Trading Companies & Distributors		104,026,166

Transportation Infrastructure – 0.0%

Nissin Corp.(a)	33,300	501,409

Wireless Telecommunication Services – 0.8%

SoftBank Group Corp.	194,900	11,947,390
TOTAL COMMON STOCKS (Cost: $1,712,451,236)		1,544,355,763

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $50,021,746)	50,021,746	$50,021,746

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $1,762,472,982)		1,594,377,509

Other Assets less Liabilities – (2.4)%		(37,310,163)

NET ASSETS – 100.0%		$1,557,067,346

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $113,096,669. The Fund also had securities on loan having a total market value of $1,410,204 that were sold and pending settlement. The total market value of the collateral held by the Fund was $121,046,884. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $71,025,138.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2020	1,537,514,841	JPY	14,466,616	USD	$103,306	$—
Bank of America N.A.	10/5/2020	1,009,654,098	JPY	9,644,411	USD	—	(76,646)
Bank of America N.A.	10/5/2020	11,381,599,515	JPY	107,848,623	USD	6,607	—
Bank of America N.A.	10/5/2020	118,819,141	USD	12,595,304,222	JPY	—	(537,495)
Bank of America N.A.	11/5/2020	111,541,706	USD	11,767,594,212	JPY	—	(9,151)
Bank of Montreal	10/5/2020	11,381,060,272	JPY	107,848,623	USD	1,496	—
Bank of Montreal	10/5/2020	118,819,141	USD	12,595,137,875	JPY	—	(535,918)
Bank of Montreal	11/5/2020	111,541,706	USD	11,767,047,657	JPY	—	(3,970)
Barclays Bank PLC	10/5/2020	118,819,141	USD	12,594,781,418	JPY	—	(532,541)
Canadian Imperial Bank of Commerce	10/5/2020	14,633,347,560	JPY	138,662,526	USD	7,180	—
Canadian Imperial Bank of Commerce	10/5/2020	118,819,141	USD	12,595,221,049	JPY	—	(536,707)
Canadian Imperial Bank of Commerce	11/5/2020	143,410,779	USD	15,129,708,114	JPY	—	(11,222)
Citibank N.A.	10/2/2020	250,937,680	JPY	2,380,000	USD	—	(2,120)
Citibank N.A.	10/5/2020	11,380,909,284	JPY	107,848,623	USD	66	—
Citibank N.A.	10/5/2020	118,819,141	USD	12,595,256,694	JPY	—	(537,044)
Citibank N.A.	10/5/2020	26,522,130	USD	2,766,486,249	JPY	306,130	—
Citibank N.A.	11/5/2020	111,541,706	USD	11,767,025,349	JPY	—	(3,759)
Commonwealth Bank of Australia	10/5/2020	11,381,588,731	JPY	107,848,623	USD	6,504	—
Commonwealth Bank of Australia	10/5/2020	118,819,141	USD	12,595,506,215	JPY	—	(539,409)
Commonwealth Bank of Australia	11/5/2020	111,541,706	USD	11,767,538,441	JPY	—	(8,623)
Credit Suisse International	10/5/2020	11,380,801,436	JPY	107,848,623	USD	—	(956)
Credit Suisse International	10/5/2020	118,819,141	USD	12,595,185,403	JPY	—	(536,369)
Credit Suisse International	11/5/2020	111,541,706	USD	11,767,326,512	JPY	—	(6,614)
Goldman Sachs	10/5/2020	11,381,114,197	JPY	107,848,623	USD	2,008	—
Goldman Sachs	10/5/2020	118,819,141	USD	12,581,045,925	JPY	—	(402,379)
Goldman Sachs	11/5/2020	111,541,706	USD	11,767,103,428	JPY	—	(4,499)
HSBC Holdings PLC	10/5/2020	11,381,437,742	JPY	107,848,623	USD	5,074	—
HSBC Holdings PLC	11/5/2020	111,541,706	USD	11,767,382,282	JPY	—	(7,142)
JP Morgan Chase Bank N.A.	10/5/2020	11,381,157,336	JPY	107,848,623	USD	2,416	—
JP Morgan Chase Bank N.A.	10/5/2020	59,409,571	USD	6,297,503,640	JPY	—	(267,340)
JP Morgan Chase Bank N.A.	11/5/2020	111,541,706	USD	11,767,270,741	JPY	—	(6,085)
Morgan Stanley & Co. International	10/5/2020	11,381,114,197	JPY	107,848,623	USD	2,008	—
Morgan Stanley & Co. International	10/5/2020	118,819,141	USD	12,596,421,122	JPY	—	(548,079)

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	11/5/2020	111,541,706	USD	11,767,605,366	JPY	$—	$(9,257)
Royal Bank of Canada	10/5/2020	11,380,887,715	JPY	107,848,623	USD	—	(139)
Royal Bank of Canada	10/5/2020	28,933,232	USD	3,065,533,796	JPY	—	(116,626)
Royal Bank of Canada	11/5/2020	111,541,706	USD	11,766,757,649	JPY	—	(1,221)
Societe Generale	10/5/2020	11,381,480,882	JPY	107,848,623	USD	5,482	—
Societe Generale	10/5/2020	118,819,141	USD	12,595,541,860	JPY	—	(539,747)
Societe Generale	11/5/2020	111,541,706	USD	11,767,649,983	JPY	—	(9,680)
Standard Chartered Bank	10/5/2020	11,381,265,185	JPY	107,848,623	USD	3,438	—
Standard Chartered Bank	10/5/2020	118,819,141	USD	12,595,898,318	JPY	—	(543,125)
Standard Chartered Bank	11/5/2020	111,541,706	USD	11,768,096,149	JPY	—	(13,910)
UBS AG	10/5/2020	11,381,448,527	JPY	107,848,623	USD	5,176	—
UBS AG	10/5/2020	118,819,141	USD	12,595,256,694	JPY	—	(537,044)
UBS AG	10/5/2020	24,111,027	USD	2,553,528,947	JPY	—	(86,930)
UBS AG	11/5/2020	111,541,706	USD	11,767,103,428	JPY	—	(4,499)
						$456,891	$(6,976,246)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$1,544,355,763	$—	$—	$1,544,355,763
Investment of Cash Collateral for Securities Loaned	—	50,021,746	—	50,021,746
Total Investments in Securities	$1,544,355,763	$50,021,746	$—	$1,594,377,509

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$456,891	$—	$456,891

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6,976,246)	$—	$(6,976,246)
Total – Net	$1,544,355,763	$43,502,391	$—	$1,587,858,154
[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.2%

Japan – 99.2%

Air Freight & Logistics – 0.3%

Kintetsu World Express, Inc.	2,000	$42,225

Konoike Transport Co., Ltd.(a)	1,900	20,813

Maruwa Unyu Kikan Co., Ltd.(a)	700	27,561

SBS Holdings, Inc.	900	18,669

Total Air Freight & Logistics		109,268

Auto Components – 5.0%

Aisan Industry Co., Ltd.	3,800	16,852

Daido Metal Co., Ltd.(a)	3,600	17,398

Daikyonishikawa Corp.(a)	4,700	24,763

Eagle Industry Co., Ltd.	4,500	33,730

Exedy Corp.	3,000	38,833

FCC Co., Ltd.	1,800	32,954

Futaba Industrial Co., Ltd.	2,700	13,637

G-Tekt Corp.(a)	1,998	22,606

H-One Co., Ltd.(a)	2,000	10,670

Ichikoh Industries Ltd.	1,700	7,410

Musashi Seimitsu Industry Co., Ltd.	3,100	32,460

NHK Spring Co., Ltd.	10,700	68,035

Nifco, Inc.	3,600	97,633

Nippon Piston Ring Co., Ltd.	1,000	9,770

NOK Corp.	9,200	95,112

Pacific Industrial Co., Ltd.	2,100	19,143

Piolax, Inc.	1,600	23,652

Press Kogyo Co., Ltd.	6,200	17,508

Sanoh Industrial Co., Ltd.(a)	3,600	19,411

Shoei Co., Ltd.	900	29,764

Sumitomo Riko Co., Ltd.(a)	2,800	14,858

Sumitomo Rubber Industries Ltd.	17,800	164,118

T. RAD Co., Ltd.	700	8,709

Tachi-S Co., Ltd.(a)	1,300	11,949

Tokai Rika Co., Ltd.(a)	5,325	78,969

Topre Corp.(a)	2,400	25,699

Toyo Tire Corp.(a)	6,000	96,200

Toyoda Gosei Co., Ltd.	6,000	136,738

Toyota Boshoku Corp.	11,500	161,826

TPR Co., Ltd.	1,606	19,403

TS Tech Co., Ltd.	3,100	87,040

Unipres Corp.	2,800	22,712

Yokohama Rubber Co., Ltd. (The)	8,400	118,681

Total Auto Components		1,578,243

Automobiles – 0.1%

Nissan Shatai Co., Ltd.(a)	3,100	27,026

Banks – 7.4%

77 Bank Ltd. (The)(a)	3,300	50,659

Aomori Bank Ltd. (The)	800	18,960

Aozora Bank Ltd.(a)	10,800	178,380

Awa Bank Ltd. (The)(a)	1,200	29,394

Bank of Kyoto Ltd. (The)(a)	1,800	86,478

Bank of Nagoya Ltd. (The)	700	16,935

Bank of Okinawa Ltd. (The)(a)	840	24,994

Bank of the Ryukyus Ltd.(a)	2,000	17,284

Chugoku Bank Ltd. (The)(a)	6,600	62,979

Chukyo Bank Ltd. (The)	800	16,071

Daishi Hokuetsu Financial Group, Inc.	2,400	49,374

Ehime Bank Ltd. (The)(a)	1,800	20,127

FIDEA Holdings Co., Ltd.	17,400	18,137

Fukui Bank Ltd. (The)	400	6,713

Gunma Bank Ltd. (The)	22,700	75,287

Hachijuni Bank Ltd. (The)(a)	23,500	91,969

Hiroshima Bank Ltd. (The)(a)	17,200	97,792

Hokkoku Bank Ltd. (The)(a)	1,200	35,080

Hokuhoku Financial Group, Inc.	7,600	76,122

Hyakugo Bank Ltd. (The)	10,000	31,176

Hyakujushi Bank Ltd. (The)	1,800	30,361

Iyo Bank Ltd. (The)(a)	12,600	83,101

Jimoto Holdings, Inc.	1,640	17,592

Juroku Bank Ltd. (The)	1,800	34,148

Kansai Mirai Financial Group, Inc.(a)	10,400	42,475

Keiyo Bank Ltd. (The)	7,300	33,619

Kiyo Bank Ltd. (The)	2,498	38,371

Kyushu Financial Group, Inc.(a)	19,900	92,966

Mebuki Financial Group, Inc.	71,000	160,125

Michinoku Bank Ltd. (The)	900	11,513

Musashino Bank Ltd. (The)(a)	1,800	26,694

Nanto Bank Ltd. (The)(a)	1,800	33,175

Nishi-Nippon Financial Holdings, Inc.(a)	9,400	65,202

North Pacific Bank Ltd.	23,500	50,995

Ogaki Kyoritsu Bank Ltd. (The)(a)	2,000	45,087

San ju San Financial Group, Inc.	2,000	26,002

San-In Godo Bank Ltd. (The)	9,200	49,256

Senshu Ikeda Holdings, Inc.	29,500	48,920

Seven Bank Ltd.(a)	71,400	172,529

Shiga Bank Ltd. (The)	1,400	32,662

Shikoku Bank Ltd. (The)(a)	2,800	19,714

Toho Bank Ltd. (The)	12,200	26,705

Tokyo Kiraboshi Financial Group, Inc.(a)	1,700	18,219

TOMONY Holdings, Inc.	6,000	19,331

Towa Bank Ltd. (The)	3,500	23,946

Yamagata Bank Ltd. (The)(a)	1,200	15,476

Yamaguchi Financial Group, Inc.(a)	11,700	75,723

Yamanashi Chuo Bank Ltd. (The)(a)	2,000	15,616

Total Banks		2,313,434

Beverages – 0.3%

Sapporo Holdings Ltd.	2,000	35,762

Takara Holdings, Inc.	5,100	56,350

Total Beverages		92,112

Biotechnology – 0.1%

Takara Bio, Inc.(a)	600	16,238

Building Products – 1.8%

Aica Kogyo Co., Ltd.(a)	2,500	88,364

Bunka Shutter Co., Ltd.	2,700	21,312

Central Glass Co., Ltd.	2,000	41,372

Eidai Co., Ltd.	3,900	11,937

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Kondotec, Inc.	1,200	$13,861

Nichias Corp.	3,200	75,262

Nichiha Corp.	1,000	29,944

Nihon Flush Co., Ltd.	100	1,317

Nitto Boseki Co., Ltd.	1,000	42,405

Noritz Corp.	1,700	24,357

Okabe Co., Ltd.	2,600	20,030

Sanwa Holdings Corp.	8,800	92,645

Shin Nippon Air Technologies Co., Ltd.(a)	1,200	26,085

Sinko Industries Ltd.(a)	1,100	15,271

Takara Standard Co., Ltd.	2,017	27,007

Takasago Thermal Engineering Co., Ltd.	3,200	45,758

Total Building Products		576,927

Capital Markets – 1.9%

GCA Corp.	3,400	21,619

GMO Financial Holdings, Inc.	8,900	53,301

Ichiyoshi Securities Co., Ltd.(a)	3,000	13,333

IwaiCosmo Holdings, Inc.(a)	3,000	36,501

Kyokuto Securities Co., Ltd.(a)	2,300	13,251

Marusan Securities Co., Ltd.(a)	4,600	19,615

Matsui Securities Co., Ltd.(a)	33,000	294,570

Monex Group, Inc.	6,265	15,732

Morningstar Japan K.K.(a)	3,699	17,736

Okasan Securities Group, Inc.	11,600	38,033

Sparx Group Co., Ltd.(a)	14,700	31,342

Tokai Tokyo Financial Holdings, Inc.	18,100	46,652

Total Capital Markets		601,685

Chemicals – 9.5%

ADEKA Corp.	4,400	63,000

Air Water, Inc.	6,800	91,500

Asahi Yukizai Corp.(a)	1,200	15,419

C.I. Takiron Corp.	5,200	34,394

Chugoku Marine Paints Ltd.	4,200	39,521

Daicel Corp.	17,300	124,098

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	21,340

Denka Co., Ltd.	5,200	157,434

DIC Corp.	6,600	163,734

DKS Co., Ltd.	400	16,185

Fujimi, Inc.(a)	1,800	62,342

Fujimori Kogyo Co., Ltd.	700	28,788

Fuso Chemical Co., Ltd.	1,200	42,358

Harima Chemicals Group, Inc.(a)	1,400	14,673

JCU Corp.	1,000	32,787

JSP Corp.	1,217	18,532

Kaneka Corp.(a)	2,748	76,688

Kanto Denka Kogyo Co., Ltd.(a)	1,400	9,592

KH Neochem Co., Ltd.	1,200	27,973

Koatsu Gas Kogyo Co., Ltd.(a)	2,000	15,901

Konishi Co., Ltd.	1,200	17,512

Kumiai Chemical Industry Co., Ltd.(a)	2,794	28,012

Kureha Corp.	700	30,181

Lintec Corp.	4,200	97,269

Mitsubishi Gas Chemical Co., Inc.	18,200	335,613

Moriroku Holdings Co., Ltd.(a)	1,200	20,650

Nihon Nohyaku Co., Ltd.(a)	4,400	21,348

Nihon Parkerizing Co., Ltd.	3,700	36,078

Nippon Chemical Industrial Co., Ltd.	600	13,122

Nippon Kayaku Co., Ltd.(a)	6,800	59,797

Nippon Pillar Packing Co., Ltd.(a)	2,000	30,209

Nippon Shokubai Co., Ltd.(a)	1,500	79,598

Nippon Soda Co., Ltd.	1,200	34,227

NOF Corp.	2,500	98,076

Okamoto Industries, Inc.	800	31,119

Osaka Organic Chemical Industry Ltd.	1,300	34,345

Osaka Soda Co., Ltd.(a)	1,177	28,541

Riken Technos Corp.(a)	3,600	14,396

Sakai Chemical Industry Co., Ltd.	600	11,661

Sakata INX Corp.	2,800	27,886

Sanyo Chemical Industries Ltd.	800	37,146

Sekisui Kasei Co., Ltd.(a)	3,200	18,406

Shikoku Chemicals Corp.(a)	2,000	22,079

Stella Chemifa Corp.(a)	400	11,261

Sumitomo Bakelite Co., Ltd.	1,500	40,965

Sumitomo Seika Chemicals Co., Ltd.	600	19,331

T Hasegawa Co., Ltd.	1,200	24,027

Taiyo Holdings Co., Ltd.	1,800	93,812

Takasago International Corp.	400	8,256

Tayca Corp.	500	6,827

Toagosei Co., Ltd.	4,800	51,261

Tokai Carbon Co., Ltd.(a)	7,400	78,677

Tokuyama Corp.	2,200	52,618

Tokyo Ohka Kogyo Co., Ltd.	2,000	102,909

Toyo Ink SC Holdings Co., Ltd.	3,500	66,664

Toyobo Co., Ltd.	4,400	60,332

Ube Industries Ltd.	5,580	93,643

Valqua Ltd.	1,400	25,166

Zeon Corp.	6,000	62,598

Total Chemicals		2,981,877

Commercial Services & Supplies – 1.5%

Aeon Delight Co., Ltd.	1,400	38,618

Bell System24 Holdings, Inc.	2,400	40,186

Daiseki Co., Ltd.	1,000	24,837

Itoki Corp.	2,600	8,894

King Jim Co., Ltd.(a)	900	7,727

Kokuyo Co., Ltd.	3,600	45,030

Mitsubishi Pencil Co., Ltd.	1,600	20,787

NAC Co., Ltd.(a)	600	5,850

Nakabayashi Co., Ltd.(a)	2,300	14,515

Nippon Air Conditioning Services Co., Ltd.(a)	2,300	16,128

Nippon Kanzai Co., Ltd.	1,600	30,202

Nippon Parking Development Co., Ltd.	12,400	15,393

Okamura Corp.(a)	3,900	27,385

Pilot Corp.	600	17,568

Prestige International, Inc.	1,300	11,727

Relia, Inc.	2,800	35,103

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Sato Holdings Corp.	1,200	$25,437

Takara & Co. Ltd.(a)	600	12,537

Toppan Forms Co., Ltd.	4,400	41,694

Uchida Yoko Co., Ltd.	300	14,811

Total Commercial Services & Supplies		454,429

Construction & Engineering – 5.1%

Asanuma Corp.	500	19,449

Daiho Corp.	600	17,085

Hazama Ando Corp.	10,400	71,547

Kandenko Co., Ltd.	7,700	62,750

Kumagai Gumi Co., Ltd.	1,900	48,810

Kyowa Exeo Corp.(a)	4,000	103,932

Kyudenko Corp.(a)	2,900	83,403

Maeda Corp.	6,000	43,722

Maeda Road Construction Co., Ltd.	4,000	72,813

Meisei Industrial Co., Ltd.	4,200	33,949

Mirait Holdings Corp.(a)	2,944	44,859

Nippo Corp.	3,000	82,555

Nippon Densetsu Kogyo Co., Ltd.	1,200	24,994

Nippon Koei Co., Ltd.	700	18,891

Nishimatsu Construction Co., Ltd.	3,600	71,195

Nittoc Construction Co., Ltd.	3,600	26,404

Okumura Corp.(a)	2,600	64,994

OSJB Holdings Corp.	5,200	12,072

Penta-Ocean Construction Co., Ltd.	13,900	90,489

PS Mitsubishi Construction Co., Ltd.	3,600	20,673

Raito Kogyo Co., Ltd.	2,000	29,906

Raiznext Corp.	2,800	34,837

Sanki Engineering Co., Ltd.	2,800	30,566

Seikitokyu Kogyo Co., Ltd.	2,900	21,984

Shinnihon Corp.	2,000	17,360

SHO-BOND Holdings Co., Ltd.	1,200	59,358

Sumitomo Densetsu Co., Ltd.	1,800	41,960

Sumitomo Mitsui Construction Co., Ltd.	8,340	33,746

Taihei Dengyo Kaisha Ltd.(a)	1,200	26,711

Taikisha Ltd.(a)	1,200	32,999

Tekken Corp.	800	15,950

Toa Corp.	600	9,557

Toda Corp.	13,900	94,836

Tokyo Energy & Systems, Inc.	1,200	8,494

Tokyu Construction Co., Ltd.	5,800	25,227

Totetsu Kogyo Co., Ltd.	1,300	34,911

Toyo Construction Co., Ltd.	4,400	17,095

Yahagi Construction Co., Ltd.(a)	2,500	22,008

Yokogawa Bridge Holdings Corp.	1,200	22,174

Yurtec Corp.	2,800	17,114

Total Construction & Engineering		1,611,379

Construction Materials – 0.3%

Asia Pile Holdings Corp.(a)	2,300	10,658

Krosaki Harima Corp.	600	16,966

Shinagawa Refractories Co., Ltd.	700	16,211

Sumitomo Osaka Cement Co., Ltd.(a)	1,600	51,473

Total Construction Materials		95,308

Consumer Finance – 0.7%

Credit Saison Co., Ltd.	10,600	111,695

J Trust Co., Ltd.(a)	3,000	6,880

Jaccs Co., Ltd.(a)	2,000	32,218

Orient Corp.	49,500	53,004

Total Consumer Finance		203,797

Containers & Packaging – 0.5%

FP Corp.	1,600	67,166

Fuji Seal International, Inc.	800	15,336

Pack Corp. (The)(a)	500	14,664

Rengo Co., Ltd.	6,881	51,772

Total Containers & Packaging		148,938

Distributors – 0.3%

Arata Corp.	600	29,849

Doshisha Co., Ltd.	1,800	36,041

Happinet Corp.(a)	1,900	25,494

Total Distributors		91,384

Diversified Consumer Services – 0.4%

Benesse Holdings, Inc.	2,900	74,334

Meiko Network Japan Co., Ltd.	2,000	13,930

Riso Kyoiku Co., Ltd.	6,000	16,374

Sprix Ltd.	400	3,101

Studio Alice Co., Ltd.	600	9,552

Tokyo Individualized Educational Institute, Inc.	2,900	15,911

Total Diversified Consumer Services		133,202

Diversified Financial Services – 0.9%

Financial Products Group Co., Ltd.(a)	8,000	40,330

Fuyo General Lease Co., Ltd.	1,600	98,550

Japan Securities Finance Co., Ltd.(a)	6,900	33,346

Mizuho Leasing Co., Ltd.	2,000	51,208

NEC Capital Solutions Ltd.(a)	1,200	21,332

Ricoh Leasing Co., Ltd.	1,200	32,317

Total Diversified Financial Services		277,083

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.	1,800	31,129

Internet Initiative Japan, Inc.	1,100	49,199

Total Diversified Telecommunication Services		80,328

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.	5,200	22,174

Okinawa Electric Power Co., Inc. (The)(a)	3,083	48,145

Shikoku Electric Power Co., Inc.(a)	10,500	79,996

Total Electric Utilities		150,315

Electrical Equipment – 1.8%

Cosel Co., Ltd.(a)	1,500	15,266

Daihen Corp.	900	36,288

Denyo Co., Ltd.(a)	1,200	28,064

Fujikura Ltd.	12,400	34,076

Furukawa Electric Co., Ltd.	2,626	62,260

GS Yuasa Corp.	2,800	47,971

Idec Corp.(a)	1,200	21,651

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Mabuchi Motor Co., Ltd.	3,400	$131,290

Nippon Carbon Co., Ltd.	400	14,138

Nissin Electric Co., Ltd.	4,100	43,397

Nitto Kogyo Corp.(a)	1,200	23,709

Sanyo Denki Co., Ltd.	500	22,695

SEC Carbon Ltd.(a)	200	11,106

Sinfonia Technology Co., Ltd.	1,800	20,400

Tatsuta Electric Wire and Cable Co., Ltd.(a)	3,900	22,617

Toyo Tanso Co., Ltd.(a)	1,000	16,753

Total Electrical Equipment		551,681

Electronic Equipment, Instruments & Components – 5.5%

Ai Holdings Corp.	2,100	38,466

Amano Corp.	3,300	76,457

Anritsu Corp.(a)	2,500	56,690

Canon Electronics, Inc.	2,800	38,977

Citizen Watch Co., Ltd.(a)	18,700	52,097

CMK Corp.(a)	1,600	7,308

CONEXIO Corp.	2,100	23,402

Daiwabo Holdings Co., Ltd.	1,200	76,983

Dexerials Corp.	4,800	50,215

Elematec Corp.	2,058	19,326

Enplas Corp.	400	8,490

ESPEC Corp.(a)	1,200	21,264

FTGroup Co., Ltd.(a)	1,200	15,010

Furuno Electric Co., Ltd.(a)	1,200	11,337

Hakuto Co., Ltd.	2,000	21,245

Hioki EE Corp.	400	15,654

Hochiki Corp.	1,100	13,363

Horiba Ltd.	1,800	93,471

Ibiden Co., Ltd.	4,200	141,287

Innotech Corp.(a)	1,300	12,959

Iriso Electronics Co., Ltd.(a)	400	16,071

Japan Aviation Electronics Industry Ltd.	3,400	46,459

Japan Cash Machine Co., Ltd.	1,200	6,720

Kaga Electronics Co., Ltd.(a)	2,400	50,806

Kyosan Electric Manufacturing Co., Ltd.(a)	4,400	20,138

Macnica Fuji Electronics Holdings, Inc.	3,600	65,327

Marubun Corp.(a)	2,900	14,565

Maruwa Co., Ltd.	200	18,421

Meiko Electronics Co., Ltd.	900	14,916

Nippon Electric Glass Co., Ltd.	5,800	107,613

Nippon Signal Co., Ltd.(a)	2,500	24,543

Nissha Co., Ltd.	2,400	29,724

Nohmi Bosai Ltd.	1,266	28,828

Ohara, Inc.	1,100	13,665

Oki Electric Industry Co., Ltd.	5,100	54,610

Optex Group Co., Ltd.	1,200	19,206

Osaki Electric Co., Ltd.	2,800	16,212

Restar Holdings Corp.(a)	1,600	32,779

Riken Keiki Co., Ltd.	600	16,500

Ryoden Corp.(a)	1,200	17,432

Ryosan Co., Ltd.(a)	2,100	41,889

Sanshin Electronics Co., Ltd.(a)	1,700	32,766

Satori Electric Co., Ltd.(a)	1,300	10,508

Siix Corp.	1,800	21,048

Sumida Corp.	1,200	8,392

Sun-Wa Technos Corp.(a)	1,200	10,064

Tachibana Eletech Co., Ltd.(a)	1,200	21,435

Taiyo Yuden Co., Ltd.(a)	2,400	74,822

Tamura Corp.	2,200	11,091

Tokyo Electron Device Ltd.	800	23,804

Topcon Corp.	2,800	25,445

V Technology Co., Ltd.(a)	500	20,918

Total Electronic Equipment, Instruments & Components		1,710,718

Energy Equipment & Services – 0.1%

Modec, Inc.	1,700	26,306

Toyo Kanetsu K.K.	700	15,051

Total Energy Equipment & Services		41,357

Entertainment – 2.1%

Avex, Inc.	2,700	25,099

Capcom Co., Ltd.	3,400	188,799

Daiichikosho Co., Ltd.	1,900	60,765

GungHo Online Entertainment, Inc.	1,300	27,803

Koei Tecmo Holdings Co., Ltd.	5,420	259,881

Marvelous, Inc.	3,700	28,049

Toei Animation Co., Ltd.(a)	900	58,419

Toei Co., Ltd.	100	16,574

Total Entertainment		665,389

Food & Staples Retailing – 3.6%

Aeon Hokkaido Corp.(a)	1,900	15,754

Ain Holdings, Inc.	400	27,897

Arcs Co., Ltd.	2,000	51,057

Axial Retailing, Inc.	700	32,735

Cawachi Ltd.	1,000	27,670

cocokara fine, Inc.	500	32,218

Cosmos Pharmaceutical Corp.(a)	300	52,165

Create SD Holdings Co., Ltd.	1,600	55,870

Heiwado Co., Ltd.	1,700	36,519

Inageya Co., Ltd.(a)	1,100	20,607

JM Holdings Co., Ltd.	800	21,340

Kato Sangyo Co., Ltd.	1,100	39,297

Kobe Bussan Co., Ltd.(a)	1,300	71,203

Life Corp.	1,200	55,093

Ministop Co., Ltd.	1,200	16,807

Mitsubishi Shokuhin Co., Ltd.	1,500	39,387

Nihon Chouzai Co., Ltd.	900	14,507

Okuwa Co., Ltd.	1,900	27,043

Qol Holdings Co., Ltd.	800	9,135

San-A Co., Ltd.	500	21,961

Shoei Foods Corp.(a)	400	16,488

Sugi Holdings Co., Ltd.	1,300	91,652

Sundrug Co., Ltd.	4,200	157,803

United Super Markets Holdings, Inc.	3,600	43,256

Valor Holdings Co., Ltd.	1,900	52,321

Yamatane Corp.	1,000	12,631

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Yaoko Co., Ltd.(a)	800	$59,206

Yokohama Reito Co., Ltd.(a)	2,700	23,359

Total Food & Staples Retailing		1,124,981

Food Products – 2.9%

Ariake Japan Co., Ltd.	600	40,538

DyDo Group Holdings, Inc.	400	20,241

Fuji Oil Holdings, Inc.(a)	2,051	64,331

Fujicco Co., Ltd.	1,000	19,738

Hokuto Corp.	2,000	42,509

Itoham Yonekyu Holdings, Inc.	10,500	74,922

Kagome Co., Ltd.	2,400	83,692

Kameda Seika Co., Ltd.(a)	400	20,468

Kotobuki Spirits Co., Ltd.	400	20,430

Kyokuyo Co., Ltd.(a)	400	10,605

Marudai Food Co., Ltd.	800	13,183

Maruha Nichiro Corp.	1,200	27,427

Megmilk Snow Brand Co., Ltd.	2,000	48,309

Mitsui Sugar Co., Ltd.	2,100	38,824

Morinaga & Co., Ltd.	1,100	43,206

Morinaga Milk Industry Co., Ltd.(a)	1,100	57,747

Nippon Flour Mills Co., Ltd.(a)	2,300	37,770

Nippon Suisan Kaisha Ltd.	6,200	26,262

Nisshin Oillio Group Ltd. (The)	1,400	42,121

Prima Meat Packers Ltd.	2,200	67,441

S Foods, Inc.	700	19,435

Sakata Seed Corp.	700	25,007

Showa Sangyo Co., Ltd.(a)	1,100	36,587

Warabeya Nichiyo Holdings Co., Ltd.(a)	900	13,304

Total Food Products		894,097

Gas Utilities – 0.5%

Nippon Gas Co., Ltd.	1,800	90,913

Saibu Gas Co., Ltd.(a)	1,400	35,050

Shizuoka Gas Co., Ltd.	2,500	22,126

Total Gas Utilities		148,089

Health Care Equipment & Supplies – 1.3%

Eiken Chemical Co., Ltd.	1,200	24,061

Hogy Medical Co., Ltd.	1,000	34,161

Japan Lifeline Co., Ltd.	2,000	26,362

Jeol Ltd.	700	23,979

Mani, Inc.(a)	1,200	32,601

Menicon Co., Ltd.	400	26,609

Nagaileben Co., Ltd.	1,400	39,454

Nakanishi, Inc.	2,200	39,172

Nihon Kohden Corp.	1,600	52,459

Nipro Corp.	6,023	69,915

Paramount Bed Holdings Co., Ltd.	1,103	45,362

Total Health Care Equipment & Supplies		414,135

Health Care Providers & Services – 1.3%

As One Corp.	500	71,496

BML, Inc.	900	26,992

H.U. Group Holdings, Inc.(a)	4,100	109,250

Ship Healthcare Holdings, Inc.	1,159	56,341

Solasto Corp.(a)	2,800	36,456

Toho Holdings Co., Ltd.	1,500	32,152

Tokai Corp.	800	15,753

Tsukui Corp.	2,400	13,350

Vital KSK Holdings, Inc.	2,100	21,671

WIN-Partners Co., Ltd.(a)	1,500	14,626

Total Health Care Providers & Services		398,087

Health Care Technology – 0.0%

EM Systems Co., Ltd.	1,600	13,130

Hotels, Restaurants & Leisure – 1.9%

Aeon Fantasy Co., Ltd.(a)	800	12,410

Arcland Service Holdings Co., Ltd.	500	10,011

Doutor Nichires Holdings Co., Ltd.	1,200	18,194

Fuji Kyuko Co., Ltd.	400	14,896

Hiday Hidaka Corp.(a)	1,122	20,350

HIS Co., Ltd.(a)	1,000	17,540

Ichibanya Co., Ltd.(a)	900	47,930

Kisoji Co., Ltd.(a)	400	9,628

KOMEDA Holdings Co., Ltd.	1,700	31,638

Koshidaka Holdings Co., Ltd.(a)	1,000	4,075

Kura Sushi, Inc.(a)	300	16,261

Kyoritsu Maintenance Co., Ltd.	500	18,454

MOS Food Services, Inc.(a)	500	13,764

Ohsho Food Service Corp.	600	33,772

Plenus Co., Ltd.	2,000	34,455

Renaissance, Inc.	700	6,248

Resorttrust, Inc.	4,400	66,794

Round One Corp.(a)	2,000	16,033

Royal Holdings Co., Ltd.(a)	700	12,059

Saizeriya Co., Ltd.(a)	500	10,144

SFP Holdings Co., Ltd.	700	9,061

St. Marc Holdings Co., Ltd.(a)	800	11,697

Sushiro Global Holdings Ltd.	2,000	50,185

Tokyo Dome Corp.(a)	2,300	16,477

Tokyotokeiba Co., Ltd.	700	35,355

Yoshinoya Holdings Co., Ltd.(a)	1,200	22,401

Zensho Holdings Co., Ltd.(a)	2,000	47,020

Total Hotels, Restaurants & Leisure		606,852

Household Durables – 4.3%

Casio Computer Co., Ltd.(a)	13,700	219,917

Cleanup Corp.	2,800	13,611

ES-Con Japan Ltd.	5,500	45,186

First Juken Co., Ltd.(a)	1,200	12,588

FJ Next Co., Ltd.(a)	2,000	16,962

Fujitsu General Ltd.(a)	2,800	80,925

Haseko Corp.	33,100	432,844

Hinokiya Group Co., Ltd.(a)	900	16,750

Hoosiers Holdings(a)	3,600	22,481

JVCKenwood Corp.	7,400	10,238

Ki-Star Real Estate Co., Ltd.(a)	1,300	32,349

LEC, Inc.	900	14,302

Meiwa Estate Co., Ltd.(a)	2,500	11,892

Nihon House Holdings Co., Ltd.(a)	5,200	13,846

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Pressance Corp.(a)	2,400	$31,635

Sanei Architecture Planning Co., Ltd.(a)	1,200	16,863

Sangetsu Corp.	2,800	42,850

Space Value Holdings Co., Ltd.	4,400	21,056

Sumitomo Forestry Co., Ltd.(a)	9,000	142,424

Tama Home Co., Ltd.(a)	1,400	18,321

Tamron Co., Ltd.	1,200	18,853

Toa Corp.	1,000	8,083

Token Corp.	700	51,540

Zojirushi Corp.	2,800	46,193

Total Household Durables		1,341,709

Household Products – 0.2%

Earth Corp.	700	51,938

ST Corp.	700	15,017

Total Household Products		66,955

Independent Power & Renewable Electricity Producers – 0.1%

West Holdings Corp.(a)	1,600	43,529

Industrial Conglomerates – 0.4%

Mie Kotsu Group Holdings, Inc.(a)	2,800	11,674

Nisshinbo Holdings, Inc.	8,400	56,913

TOKAI Holdings Corp.(a)	6,000	58,903

Total Industrial Conglomerates		127,490

Interactive Media & Services – 0.8%

Dip Corp.	2,800	57,151

LIFULL Co., Ltd.(a)	500	2,099

Mixi, Inc.(a)	6,500	174,311

MTI Ltd.	2,300	19,223

Total Interactive Media & Services		252,784

Internet & Direct Marketing Retail – 0.3%

ASKUL Corp.	1,200	48,725

Belluna Co., Ltd.(a)	3,300	29,770

Total Internet & Direct Marketing Retail		78,495

IT Services – 2.5%

Comture Corp.(a)	700	17,452

Digital Garage, Inc.	700	23,681

DTS Corp.	1,600	33,886

Future Corp.	1,200	24,789

GMO Internet, Inc.	2,900	75,324

Ines Corp.	1,200	18,535

Infocom Corp.	800	30,626

Infomart Corp.	2,000	17,625

Information Services International-Dentsu Ltd.	1,000	62,731

JBCC Holdings, Inc.(a)	1,200	19,286

Kanematsu Electronics Ltd.	1,600	64,588

Mitsubishi Research Institute, Inc.	800	33,583

NEC Networks & System Integration Corp.	6,400	122,081

NET One Systems Co., Ltd.	1,600	72,472

NS Solutions Corp.(a)	2,400	73,685

NSD Co., Ltd.(a)	2,800	54,604

Transcosmos, Inc.	1,100	29,770

Wellnet Corp.(a)	2,000	11,333

Total IT Services		786,051

Leisure Products – 0.5%

Daikoku Denki Co., Ltd.(a)	1,200	11,496

Furyu Corp.	1,300	14,696

GLOBERIDE, Inc.	300	8,799

Heiwa Corp.(a)	5,400	88,525

Mizuno Corp.	800	14,373

Tomy Co., Ltd.	2,800	24,012

Total Leisure Products		161,901

Life Sciences Tools & Services – 0.0%

EPS Holdings, Inc.	800	7,884

Machinery – 6.7%

Aichi Corp.(a)	3,600	29,952

Aida Engineering Ltd.	3,600	24,630

Alinco, Inc.	1,200	11,041

Anest Iwata Corp.(a)	1,400	11,449

Bando Chemical Industries Ltd.(a)	2,800	15,946

CKD Corp.(a)	2,600	42,229

DMG Mori Co., Ltd.	5,300	72,923

Ebara Corp.	2,800	75,433

Fujitec Co., Ltd.	3,600	76,585

Furukawa Co., Ltd.	2,000	21,510

Giken Ltd.	700	26,732

Glory Ltd.	2,200	48,949

Harmonic Drive Systems, Inc.(a)	1,200	76,642

Hirata Corp.(a)	400	23,804

Hitachi Zosen Corp.	7,535	31,702

Hokuetsu Industries Co., Ltd.(a)	1,300	13,748

Iwaki Co., Ltd.	1,000	9,002

Japan Steel Works Ltd. (The)(a)	2,903	50,616

Juki Corp.	600	2,581

Kato Works Co., Ltd.	800	8,491

Kito Corp.(a)	1,200	13,998

Kitz Corp.	4,000	22,667

Kurita Water Industries Ltd.	3,300	108,197

Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	1,900	25,098

Makino Milling Machine Co., Ltd.	1,000	34,872

Max Co., Ltd.	2,000	29,868

Meidensha Corp.	1,800	27,547

METAWATER Co., Ltd.	1,400	30,420

Mitsubishi Logisnext Co., Ltd.	400	3,605

Mitsuboshi Belting Ltd.(a)	1,500	24,263

Morita Holdings Corp.	1,200	23,322

Nabtesco Corp.	4,100	148,219

Nachi-Fujikoshi Corp.	700	24,476

Nikkiso Co., Ltd.	1,700	17,172

Nippon Thompson Co., Ltd.(a)	3,600	12,724

Nissei ASB Machine Co., Ltd.	400	16,109

Nissei Plastic Industrial Co., Ltd.(a)	1,200	10,325

Nitta Corp.	900	19,854

Nitto Kohki Co., Ltd.	1,000	19,738

Noritake Co., Ltd.	400	12,527

NS Tool Co., Ltd.	400	8,653

Obara Group, Inc.	700	23,448

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Oiles Corp.(a)	1,500	$21,719

OKUMA Corp.(a)	1,100	51,232

Organo Corp.	400	21,605

OSG Corp.	3,000	47,901

Pegasus Sewing Machine Manufacturing Co., Ltd.	2,000	5,591

Rheon Automatic Machinery Co., Ltd.	700	7,509

Ryobi Ltd.(a)	1,600	17,860

Shibaura Machine Co., Ltd.	1,400	28,868

Shibuya Corp.	800	27,556

Shima Seiki Manufacturing Ltd.(a)	900	14,123

Shinmaywa Industries Ltd.	4,400	37,733

Shinwa Co., Ltd.	1,300	8,722

Sodick Co., Ltd.(a)	2,000	13,987

Star Micronics Co., Ltd.	2,700	35,615

Tadano Ltd.(a)	4,000	32,749

Takeuchi Manufacturing Co., Ltd.	1,600	31,566

Takuma Co., Ltd.	1,900	32,264

THK Co., Ltd.	6,300	156,948

Tocalo Co., Ltd.(a)	3,600	37,695

Torishima Pump Manufacturing Co., Ltd.	1,200	9,279

Tsubaki Nakashima Co., Ltd.	2,200	16,594

Tsubakimoto Chain Co.	1,800	42,113

Tsugami Corp.	2,000	23,254

Union Tool Co.	600	18,251

YAMABIKO Corp.	2,800	34,042

Yushin Precision Equipment Co., Ltd.(a)	1,200	7,937

Total Machinery		2,113,780

Marine – 0.5%

Iino Kaiun Kaisha Ltd.(a)	6,300	22,327

Japan Transcity Corp.(a)	2,400	13,281

Mitsui OSK Lines Ltd.(a)	3,000	58,505

Nippon Yusen K.K.(a)	2,800	48,210

NS United Kaiun Kaisha Ltd.	1,800	24,579

Total Marine		166,902

Media – 0.8%

AOI TYO Holdings, Inc.(a)	1,400	5,545

FAN Communications, Inc.	4,200	19,183

Gakken Holdings Co., Ltd.(a)	1,100	16,928

Intage Holdings, Inc.	1,600	15,071

SKY Perfect JSAT Holdings, Inc.	22,700	98,733

Tow Co., Ltd.(a)	2,500	7,770

Tv Tokyo Holdings Corp.	900	20,477

ValueCommerce Co., Ltd.	600	19,985

Wowow, Inc.	1,200	31,737

Zenrin Co., Ltd.	1,000	10,660

Total Media		246,089

Metals & Mining – 1.7%

Asahi Holdings, Inc.	3,300	106,320

Daido Steel Co., Ltd.(a)	2,100	64,873

Daiki Aluminium Industry Co., Ltd.(a)	2,800	14,832

Dowa Holdings Co., Ltd.	2,500	72,965

Godo Steel Ltd.(a)	1,200	22,890

Kyoei Steel Ltd.	1,600	20,423

Mitsui Mining & Smelting Co., Ltd.	2,600	62,703

Nippon Light Metal Holdings Co., Ltd.	3,630	57,203

Nippon Yakin Kogyo Co., Ltd.	870	12,803

Pacific Metals Co., Ltd.(a)	1,100	16,313

Toho Titanium Co., Ltd.(a)	1,100	7,015

Tokyo Steel Manufacturing Co., Ltd.(a)	3,600	24,391

Topy Industries Ltd.*(a)	1,200	12,986

UACJ Corp.	2,653	43,441

Total Metals & Mining		539,158

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Achilles Corp.	700	11,655

Multiline Retail – 1.1%

H2O Retailing Corp.(a)	6,000	38,833

Izumi Co., Ltd.	2,000	72,491

J. Front Retailing Co., Ltd.	12,600	90,503

Seria Co., Ltd.(a)	2,400	101,772

Takashimaya Co., Ltd.	6,000	47,247

Total Multiline Retail		350,846

Oil, Gas & Consumable Fuels – 0.8%

Cosmo Energy Holdings Co., Ltd.	4,900	69,695

Itochu Enex Co., Ltd.	8,100	74,299

Iwatani Corp.(a)	1,400	52,336

Sala Corp.	3,700	20,791

San-Ai Oil Co., Ltd.(a)	2,900	27,536

Total Oil, Gas & Consumable Fuels		244,657

Paper & Forest Products – 0.4%

Daiken Corp.	1,400	24,317

Daio Paper Corp.(a)	2,000	28,466

Hokuetsu Corp.	7,100	24,288

Nippon Paper Industries Co., Ltd.(a)	2,800	34,572

Total Paper & Forest Products		111,643

Personal Products – 0.5%

Artnature, Inc.	2,600	16,458

Mandom Corp.	1,600	26,760

Milbon Co., Ltd.	500	26,438

Noevir Holdings Co., Ltd.(a)	1,600	74,595

Total Personal Products		144,251

Pharmaceuticals – 1.8%

JCR Pharmaceuticals Co., Ltd.	1,200	34,909

Kaken Pharmaceutical Co., Ltd.	2,100	95,916

KYORIN Holdings, Inc.(a)	4,400	88,892

Mochida Pharmaceutical Co., Ltd.	1,200	47,247

Nichi-iko Pharmaceutical Co., Ltd.(a)	2,700	30,574

Sawai Pharmaceutical Co., Ltd.	1,600	80,508

Seikagaku Corp.(a)	2,000	20,942

Torii Pharmaceutical Co., Ltd.	900	25,398

Towa Pharmaceutical Co., Ltd.(a)	1,200	23,982

Tsumura & Co.	2,500	77,585

ZERIA Pharmaceutical Co., Ltd.(a)	1,600	30,475

Total Pharmaceuticals		556,428

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Professional Services – 1.9%

Altech Corp.	1,350	$26,186

BayCurrent Consulting, Inc.	300	41,505

Benefit One, Inc.(a)	2,800	70,365

BeNEXT Group, Inc.(a)	1,200	12,861

en-japan, Inc.	1,100	27,529

FULLCAST Holdings Co., Ltd.	400	6,485

Funai Soken Holdings, Inc.	1,140	26,747

IR Japan Holdings Ltd.	300	37,582

JAC Recruitment Co., Ltd.	1,400	17,405

Link And Motivation, Inc.(a)	1,300	4,854

Meitec Corp.	1,400	70,975

Nomura Co., Ltd.	3,100	22,884

Outsourcing, Inc.	3,200	29,353

Quick Co., Ltd.	1,000	11,703

Space Co., Ltd.(a)	2,000	16,014

Tanseisha Co., Ltd.	2,000	13,418

TechnoPro Holdings, Inc.	1,000	61,783

Weathernews, Inc.	600	33,943

World Holdings Co., Ltd.	1,200	23,777

YAMADA Consulting Group Co., Ltd.	600	6,868

Yumeshin Holdings Co., Ltd.(a)	4,900	31,992

Total Professional Services		594,229

Real Estate Management & Development – 2.7%

Daibiru Corp.	3,600	41,618

Dear Life Co., Ltd.(a)	4,000	15,806

Goldcrest Co., Ltd.(a)	1,900	24,756

Grandy House Corp.	2,700	9,543

Heiwa Real Estate Co., Ltd.	1,300	35,724

Ichigo, Inc.	16,900	48,844

Japan Property Management Center Co., Ltd.	1,200	16,227

Katitas Co., Ltd.	1,500	42,230

Keihanshin Building Co., Ltd.	2,000	32,351

Kenedix, Inc.	5,000	26,154

Mugen Estate Co., Ltd.(a)	2,400	10,985

Nippon Commercial Development Co., Ltd.	1,200	19,104

Open House Co., Ltd.	4,300	154,837

Raysum Co., Ltd.(a)	3,600	32,033

SAMTY Co., Ltd.	2,800	41,895

Shinoken Group Co., Ltd.	2,300	21,359

Star Mica Holdings Co., Ltd.	200	2,530

Starts Corp., Inc.(a)	2,100	45,888

Sun Frontier Fudousan Co., Ltd.	2,800	23,322

Takara Leben Co., Ltd.(a)	8,400	24,755

TOC Co., Ltd.(a)	2,500	15,422

Tokyo Tatemono Co., Ltd.	10,000	121,577

Tosei Corp.(a)	2,700	25,022

Total Real Estate Management & Development		831,982

Road & Rail – 1.4%

Fukuyama Transporting Co., Ltd.	1,100	53,264

Hamakyorex Co., Ltd.	400	12,072

Ichinen Holdings Co., Ltd.(a)	1,400	16,702

Maruzen Showa Unyu Co., Ltd.	600	20,383

Nankai Electric Railway Co., Ltd.	1,600	35,326

Nikkon Holdings Co., Ltd.(a)	2,200	47,511

Nishi-Nippon Railroad Co., Ltd.(a)	1,400	40,396

Sakai Moving Service Co., Ltd.	300	14,584

Seino Holdings Co., Ltd.	6,000	86,762

Senko Group Holdings Co., Ltd.	5,700	52,933

Sotetsu Holdings, Inc.(a)	2,000	53,729

Total Road & Rail		433,662

Semiconductors & Semiconductor Equipment – 2.0%

Ferrotec Holdings Corp.(a)	1,900	16,186

Japan Material Co., Ltd.	1,600	22,242

Lasertec Corp.	1,400	114,223

Micronics Japan Co., Ltd.	1,200	12,497

Mimasu Semiconductor Industry Co., Ltd.	1,200	27,302

Optorun Co., Ltd.(a)	1,700	34,200

SCREEN Holdings Co., Ltd.(a)	1,900	100,284

Shibaura Mechatronics Corp.	500	14,735

Shinko Electric Industries Co., Ltd.	5,700	99,114

Tokyo Seimitsu Co., Ltd.(a)	3,100	97,821

Ulvac, Inc.	2,400	86,535

Yamaichi Electronics Co., Ltd.	1,300	15,842

Total Semiconductors & Semiconductor Equipment		640,981

Software – 0.5%

Broadleaf Co., Ltd.	3,600	18,592

Computer Engineering & Consulting Ltd.	800	12,304

Fuji Soft, Inc.	400	20,506

Fukui Computer Holdings, Inc.	600	17,426

Miroku Jyoho Service Co., Ltd.	400	8,309

SRA Holdings	1,200	27,427

Systena Corp.(a)	2,000	34,568

UNITED, Inc.(a)	1,700	23,552

Total Software		162,684

Specialty Retail – 4.5%

Adastria Co., Ltd.	1,522	23,826

Alpen Co., Ltd.	1,700	31,944

AOKI Holdings, Inc.(a)	7,300	36,386

Aoyama Trading Co., Ltd.(a)	4,000	20,885

Arcland Sakamoto Co., Ltd.	1,600	32,613

Autobacs Seven Co., Ltd.(a)	4,200	54,366

Bic Camera, Inc.	6,100	67,341

Chiyoda Co., Ltd.	2,300	21,359

DCM Holdings Co., Ltd.	5,600	76,839

EDION Corp.(a)	5,200	54,203

Geo Holdings Corp.	2,000	31,593

Honeys Holdings Co., Ltd.	1,200	11,655

IDOM, Inc.	6,800	40,788

JINS Holdings, Inc.	300	23,538

Joshin Denki Co., Ltd.	1,100	27,299

Joyful Honda Co., Ltd.	3,000	48,726

K’s Holdings Corp.	10,268	138,165

Keiyo Co., Ltd.(a)	2,800	23,269

Kohnan Shoji Co., Ltd.	1,200	46,508

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

Investments	Shares	Value

Komeri Co., Ltd.	1,500	$47,119

Nishimatsuya Chain Co., Ltd.	2,600	35,182

Nojima Corp.	1,600	42,907

PAL GROUP Holdings Co., Ltd.	2,000	21,169

PC Depot Corp.(a)	2,500	16,346

Sac’s Bar Holdings, Inc.	1,700	9,295

Sanrio Co., Ltd.(a)	1,657	29,739

Shimachu Co., Ltd.(a)	2,500	84,218

Shimamura Co., Ltd.	1,400	135,715

T-Gaia Corp.	4,600	85,959

VT Holdings Co., Ltd.	8,154	31,370

World Co., Ltd.(a)	1,200	16,124

Xebio Holdings Co., Ltd.	2,000	14,404

Yellow Hat Ltd.	2,000	33,299

Total Specialty Retail		1,414,149

Technology Hardware, Storage & Peripherals – 0.7%

Elecom Co., Ltd.	1,100	53,786

MCJ Co., Ltd.	4,600	41,715

Riso Kagaku Corp.	2,000	27,537

Roland DG Corp.	500	6,463

Toshiba TEC Corp.	1,600	66,635

Wacom Co., Ltd.	4,600	30,120

Total Technology Hardware, Storage & Peripherals		226,256

Textiles, Apparel & Luxury Goods – 1.3%

Asics Corp.	6,200	86,012

Baroque Japan Ltd.(a)	2,800	16,822

Fujibo Holdings, Inc.	900	31,214

Goldwin, Inc.(a)	400	31,612

Gunze Ltd.	600	22,316

Japan Wool Textile Co., Ltd. (The)	3,600	34,625

Kurabo Industries Ltd.	1,200	21,924

Morito Co., Ltd.	800	5,405

Onward Holdings Co., Ltd.	10,339	26,648

Seiko Holdings Corp.(a)	2,200	29,540

Seiren Co., Ltd.(a)	2,400	35,182

Wacoal Holdings Corp.	2,800	52,721

Yondoshi Holdings, Inc.	1,200	19,979

Total Textiles, Apparel & Luxury Goods		414,000

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	1,200	20,923

Trading Companies & Distributors – 2.2%

Advan Co., Ltd.	2,000	25,035

Alconix Corp.(a)	1,200	17,295

Gecoss Corp.	2,000	17,796

Hanwa Co., Ltd.	3,000	59,699

Inaba Denki Sangyo Co., Ltd.	2,400	59,789

Inabata & Co., Ltd.	3,200	40,603

Kanaden Corp.(a)	1,400	19,807

Kanamoto Co., Ltd.	1,200	27,211

Kanematsu Corp.	5,600	68,189

Kokusai Pulp & Paper Co., Ltd.(a)	1,300	3,757

Mitsui Matsushima Holdings Co., Ltd.	1,000	6,984

Nagase & Co., Ltd.	4,400	61,207

Nichiden Corp.(a)	1,200	26,279

Nippon Steel Trading Corp.	2,196	62,324

Nishio Rent All Co., Ltd.	900	19,044

Onoken Co., Ltd.	1,900	20,165

Sanyo Trading Co., Ltd.(a)	1,300	12,245

Trusco Nakayama Corp.	1,500	37,781

Wakita & Co., Ltd.	2,200	21,931

Yamazen Corp.	4,500	45,243

Yuasa Trading Co., Ltd.	1,400	43,381

Total Trading Companies & Distributors		695,765

Transportation Infrastructure – 0.6%

Japan Airport Terminal Co., Ltd.(a)	1,200	52,649

Kamigumi Co., Ltd.	3,200	62,708

Mitsubishi Logistics Corp.(a)	1,800	50,966

Nissin Corp.	1,000	15,057

Total Transportation Infrastructure		181,380
TOTAL COMMON STOCKS (Cost: $33,779,893)		31,079,707

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.1%

United States – 10.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b)
(Cost: $3,159,449)	3,159,449	3,159,449

TOTAL INVESTMENTS IN SECURITIES – 109.3% (Cost: $36,939,342)		34,239,156

Other Assets less Liabilities – (9.3)%		(2,920,015)

NET ASSETS – 100.0%		$31,319,141
* Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,894,575 and the total market value of the collateral held by the Fund was $8,308,455. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,149,006.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2020	16,109	USD	1,700,000	JPY	$—	$(0)^
Bank of America N.A.	10/5/2020	410,440,598	JPY	3,889,212	USD	237	—
Bank of America N.A.	10/5/2020	2,393,359	USD	253,705,627	JPY	—	(10,827)
Bank of America N.A.	11/5/2020	4,169,100	USD	439,837,965	JPY	—	(342)
Bank of Montreal	10/5/2020	220,995,786	JPY	2,094,189	USD	29	—
Bank of Montreal	10/5/2020	2,393,359	USD	253,702,276	JPY	—	(10,795)
Bank of Montreal	11/5/2020	2,244,895	USD	236,824,300	JPY	—	(80)
Barclays Bank PLC	10/5/2020	2,393,359	USD	253,695,096	JPY	—	(10,727)
Canadian Imperial Bank of Commerce	10/5/2020	315,720,278	JPY	2,991,699	USD	155	—
Canadian Imperial Bank of Commerce	10/5/2020	2,393,359	USD	253,703,952	JPY	—	(10,811)
Canadian Imperial Bank of Commerce	11/5/2020	3,206,993	USD	338,334,875	JPY	—	(251)
Citibank N.A.	10/5/2020	220,992,854	JPY	2,094,189	USD	1	—
Citibank N.A.	10/5/2020	2,393,359	USD	253,704,670	JPY	—	(10,818)
Citibank N.A.	11/5/2020	2,244,895	USD	236,823,851	JPY	—	(76)
Commonwealth Bank of Australia	10/5/2020	221,006,047	JPY	2,094,189	USD	126	—
Commonwealth Bank of Australia	10/5/2020	2,393,359	USD	253,709,696	JPY	—	(10,865)
Commonwealth Bank of Australia	11/5/2020	2,244,895	USD	236,834,177	JPY	—	(173)
Credit Suisse International	10/5/2020	220,990,760	JPY	2,094,189	USD	—	(19)
Credit Suisse International	10/5/2020	2,393,359	USD	253,703,234	JPY	—	(10,804)
Credit Suisse International	11/5/2020	2,244,895	USD	236,829,912	JPY	—	(133)
Goldman Sachs	10/5/2020	220,996,833	JPY	2,094,189	USD	39	—
Goldman Sachs	10/5/2020	2,393,359	USD	253,418,424	JPY	—	(8,105)
Goldman Sachs	11/5/2020	2,244,895	USD	236,825,422	JPY	—	(90)
HSBC Holdings PLC	10/5/2020	221,003,115	JPY	2,094,189	USD	99	—
HSBC Holdings PLC	10/5/2020	1,196,682	USD	126,851,642	JPY	—	(5,400)
HSBC Holdings PLC	11/5/2020	2,244,895	USD	236,831,034	JPY	—	(144)
JP Morgan Chase Bank N.A.	10/5/2020	220,997,670	JPY	2,094,189	USD	47	—
JP Morgan Chase Bank N.A.	10/5/2020	2,393,359	USD	253,699,644	JPY	—	(10,770)
JP Morgan Chase Bank N.A.	11/5/2020	2,244,895	USD	236,828,789	JPY	—	(122)
Royal Bank of Canada	10/5/2020	220,992,435	JPY	2,094,189	USD	—	(3)
Royal Bank of Canada	11/5/2020	2,244,895	USD	236,818,463	JPY	—	(25)
Societe Generale	10/5/2020	221,003,953	JPY	2,094,189	USD	107	—
Societe Generale	10/5/2020	2,393,359	USD	253,710,414	JPY	—	(10,872)
Societe Generale	11/5/2020	2,244,895	USD	236,836,422	JPY	—	(195)
Standard Chartered Bank	10/5/2020	220,999,765	JPY	2,094,189	USD	67	—
Standard Chartered Bank	10/5/2020	2,393,359	USD	253,717,594	JPY	—	(10,939)
Standard Chartered Bank	11/5/2020	2,244,895	USD	236,845,402	JPY	—	(280)
UBS AG	10/5/2020	221,003,325	JPY	2,094,189	USD	101	—
UBS AG	10/5/2020	2,393,359	USD	253,704,670	JPY	—	(10,818)
UBS AG	11/5/2020	2,244,895	USD	236,825,422	JPY	—	(90)
						$1,008	$(134,574)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Banks	$2,215,642	$97,792	$—	$2,313,434
Other	28,766,273	—	—	28,766,273
Investment of Cash Collateral for Securities Loaned	—	3,159,449	—	3,159,449
Total Investments in Securities	$30,981,915	$3,257,241	$—	$34,239,156
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,008	$—	$1,008
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(134,574)	$—	$(134,574)
Total – Net	$30,981,915	$3,123,675	$—	$34,105,590
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

52	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2020

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,903,271,219	$40,870,622	$31,343,170	$671,410,757	$1,762,472,982	$36,939,342

Investment in affiliates, at cost (Note 3)	—	—	—	1,253,858	—	—

Foreign currency, at cost	324,654	457,654	11,412	132,879	48,727	56,308

Investments in securities, at value[1,2] (Note 2)	1,791,794,835	34,976,484	28,234,770	804,513,184	1,594,377,509	34,239,156

Investment in affiliates, at value (Note 3)	—	—	—	1,420,519	—	—

Cash	174,573	26,555	876	93,453	3,009,243	3,405

Foreign currency, at value	323,329	457,479	11,517	133,464	48,764	56,394

Unrealized appreciation on foreign currency contracts	37,235,676	747,505	595,654	15,024,716	456,891	1,008

Receivables:

Investment securities sold[3]	—	—	3,227,585	—	3,814,400	83,451

Dividends	8,009,249	39,483	182,915	1,877,259	12,950,107	242,907

Securities lending income	34,996	4,104	54	7,796	26,526	1,752

Foreign tax reclaims	7,851,378	189,683	393,136	2,043,394	—	—
Total Assets	1,845,424,036	36,441,293	32,646,507	825,113,785	1,614,683,440	34,628,073
LIABILITIES:

Unrealized depreciation on foreign currency contracts	692,060	2,066	1,806	847,867	6,976,246	134,574

Payables:

Cash collateral received for securities loaned (Note 2)	21,830,660	1,134,360	—	10,413,689	50,021,746	3,159,449

Investment securities purchased	39,631,927	1,094,585	3,937,594	11,793,838	—	—

Advisory fees (Note 3)	869,993	17,261	11,564	379,349	612,487	14,797

Service fees (Note 2)	6,600	131	106	2,882	5,615	112
Total Liabilities	63,031,240	2,248,403	3,951,070	23,437,625	57,616,094	3,308,932
NET ASSETS	$1,782,392,796	$34,192,890	$28,695,437	$801,676,160	$1,557,067,346	$31,319,141
NET ASSETS:

Paid-in capital	$3,887,853,522	$63,215,080	$63,442,645	$732,013,936	$3,617,120,134	$60,964,457

Total distributable earnings (loss)	(2,105,460,726)	(29,022,190)	(34,747,208)	69,662,224	(2,060,052,788)	(29,645,316)
NET ASSETS	$1,782,392,796	$34,192,890	$28,695,437	$801,676,160	$1,557,067,346	$31,319,141
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	28,800,000	1,250,000	1,000,000	21,900,000	31,950,000	800,000
Net asset value per share	$61.89	$27.35	$28.70	$36.61	$48.73	$39.15
[1] Includes market value of securities out on loan of:	$27,705,912	$1,517,757	$111,358	$21,307,675	$113,096,669	$7,894,575
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement of:	—	—	—	—	$1,410,204	—

See Notes to Financial Statements.

WisdomTree Trust	53

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$39,614,354	$835,085	$867,595	$8,100,683	$16,556,992	$290,426

Dividends from affiliates (Note 3)	—	—	—	19,320	—	—

Non-cash dividends	14,308,467	397,737	181,644	73,886	—	—

Securities lending income (Note 2)	345,322	28,760	5,629	74,836	130,570	12,534
Total investment income	54,268,143	1,261,582	1,054,868	8,268,725	16,687,562	302,960
EXPENSES:

Advisory fees (Note 3)	5,797,488	120,220	76,993	2,140,525	3,833,698	98,316

Service fees (Note 2)	43,981	912	706	16,238	35,142	747
Total expenses	5,841,469	121,132	77,699	2,156,763	3,868,840	99,063
Expense waivers (Note 3)	—	—	—	(4,410)	—	—
Net expenses	5,841,469	121,132	77,699	2,152,353	3,868,840	99,063
Net investment income	48,426,674	1,140,450	977,169	6,116,372	12,818,722	203,897
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(364,525,880)	(7,058,224)	(3,110,888)	(13,238,369)	(26,676,828)	(830,932)

Investment transactions in affiliates (Note 3)	—	—	—	15,366	—	—

In-kind redemptions	68,737,197	(356,090)	1,279,670	4,321,750	(51,492,108)	(2,378,026)

Foreign currency contracts	(153,024,147)	(2,991,020)	(2,592,117)	(45,370,297)	(24,194,293)	(394,759)

Foreign currency related transactions	(504,872)	(10,125)	(4,709)	(15,799)	343,921	8,125

Payment by sub-advisor (Note 3)	—	—	—	1,756,103	—	—
Net realized loss	(449,317,702)	(10,415,459)	(4,428,044)	(52,531,246)	(102,019,308)	(3,595,592)

Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	781,217,403	17,081,108	11,663,002	171,824,383	332,716,803	8,977,841

Investment transactions in affiliates (Note 3)	—	—	—	425,787	—	—

Foreign currency contracts	28,431,294	511,710	497,647	5,075,282	(6,961,532)	(246,425)

Translation of assets and liabilities denominated in foreign currencies	580,821	14,860	25,323	93,072	(18,536)	(692)
Net increase in unrealized appreciation/depreciation	810,229,518	17,607,678	12,185,972	177,418,524	325,736,735	8,730,724
Net realized and unrealized gain on investments	360,911,816	7,192,219	7,757,928	124,887,278	223,717,427	5,135,132
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,338,490	$8,332,669	$8,735,097	$131,003,650	$236,536,149	$5,339,029
[1] Net of foreign withholding tax of:	$6,845,602	$145,384	$129,282	$721,924	$1,839,899	$32,157

See Notes to Financial Statements.

54	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$48,426,674	$78,001,113	$1,140,450	$3,694,613	$977,169	$1,302,782

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(449,317,702)	93,711,400	(10,415,459)	4,524,788	(4,428,044)	459,677

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	810,229,518	(677,399,979)	17,607,678	(20,105,830)	12,185,972	(7,954,136)
Net increase (decrease) in net assets resulting from operations	409,338,490	(505,687,466)	8,332,669	(11,886,429)	8,735,097	(6,191,677)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(40,347,000)	(73,070,900)	(1,180,750)	(3,656,484)	(803,000)	(1,302,508)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	3,557,401	—	—	—	1,489,195

Cost of shares redeemed	(786,869,943)	(968,886,044)	(22,155,767)	(55,930,935)	(8,858,873)	(15,913,474)
Net decrease in net assets resulting from capital share transactions	(786,869,943)	(965,328,643)	(22,155,767)	(55,930,935)	(8,858,873)	(14,424,279)
Net Decrease in Net Assets	(417,878,453)	(1,544,087,009)	(15,003,848)	(71,473,848)	(926,776)	(21,918,464)
NET ASSETS:

Beginning of period	$2,200,271,249	$3,744,358,258	$49,196,738	$120,670,586	$29,622,213	$51,540,677

End of period	$1,782,392,796	$2,200,271,249	$34,192,890	$49,196,738	$28,695,437	$29,622,213
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	42,450,000	58,600,000	2,100,000	4,000,000	1,300,000	1,800,000

Shares created	—	50,000	—	—	—	50,000

Shares redeemed	(13,650,000)	(16,200,000)	(850,000)	(1,900,000)	(300,000)	(550,000)
Shares outstanding, end of period	28,800,000	42,450,000	1,250,000	2,100,000	1,000,000	1,300,000

See Notes to Financial Statements.

WisdomTree Trust	55

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,116,372	$11,880,724	$12,818,722	$55,317,643	$203,897	$1,166,644

Net realized loss on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(52,531,246)	(13,121,390)	(102,019,308)	(190,703,201)	(3,595,592)	(5,283,312)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	177,418,524	(38,129,013)	325,736,735	(175,200,973)	8,730,724	(2,695,091)
Net increase (decrease) in net assets resulting from operations	131,003,650	(39,369,679)	236,536,149	(310,586,531)	5,339,029	(6,811,759)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,939,750)	(10,573,345)	(19,750,222)	(69,542,586)	(602,253)	(1,374,718)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	100,735,771	217,335,137	80,908,457	244,142,751	—	—

Cost of shares redeemed	(14,469,353)	(13,754,073)	(450,427,607)	(1,408,630,036)	(17,467,063)	(30,860,738)
Net increase (decrease) in net assets resulting from capital share transactions	86,266,418	203,581,064	(369,519,150)	(1,164,487,285)	(17,467,063)	(30,860,738)
Net Increase (Decrease) in Net Assets	209,330,318	153,638,040	(152,733,223)	(1,544,616,402)	(12,730,287)	(39,047,215)
NET ASSETS:

Beginning of period	$592,345,842	$438,707,802	$1,709,800,569	$3,254,416,971	$44,049,428	$83,096,643

End of period	$801,676,160	$592,345,842	$1,557,067,346	$1,709,800,569	$31,319,141	$44,049,428
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	19,350,000	13,650,000	40,100,000	64,550,000	1,300,000	2,100,000

Shares created	2,950,000	6,150,000	1,650,000	4,800,000	—	—
Shares redeemed	(400,000)	(450,000)	(9,800,000)	(29,250,000)	(500,000)	(800,000)
Shares outstanding, end of period	21,900,000	19,350,000	31,950,000	40,100,000	800,000	1,300,000

See Notes to Financial Statements.

56	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$51.83	$63.90	$62.67	$62.80	$52.04	$66.16
Investment operations:

Net investment income[1]	1.44	1.52	1.79	1.23	1.70	1.29

Net realized and unrealized gain (loss)	9.91	(12.21)	0.90	0.08	10.59	(10.26)
Total from investment operations	11.35	(10.69)	2.69	1.31	12.29	(8.97)
Dividends and distributions to shareholders:

Net investment income	(1.29)	(1.38)	(1.29)	(1.44)	(1.53)	(1.35)

Capital gains	—	—	—	—	—	(3.80)

Tax return of capital	—	—	(0.17)	—	—	—
Total dividends and distributions to shareholders	(1.29)	(1.38)	(1.46)	(1.44)	(1.53)	(5.15)
Net asset value, end of period	$61.89	$51.83	$63.90	$62.67	$62.80	$52.04

TOTAL RETURN[2]	21.92%	(17.15)%	4.33%	2.03%	24.20%	(13.85)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,782,393	$2,200,271	$3,744,358	$6,332,946	$9,300,174	$13,716,953

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	4.84%[3]	2.29%	2.86%	1.91%	3.13%	2.19%
Portfolio turnover rate[4]	20%	26%	18%	20%	24%	29%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$23.43	$30.17	$30.62	$28.29	$23.90	$25.94
Investment operations:

Net investment income[1]	0.73	1.22	1.06	0.74	0.81	0.61

Net realized and unrealized gain (loss)	4.03	(6.92)	(0.89)	2.05	4.25	(1.57)
Total from investment operations	4.76	(5.70)	0.17	2.79	5.06	(0.96)
Dividends and distributions to shareholders:

Net investment income	(0.84)	(1.04)	(0.62)	(0.45)	(0.67)	(1.02)

Capital gains	—	—	—	—	—	(0.06)

Tax return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.84)	(1.04)	(0.62)	(0.46)	(0.67)	(1.08)
Net asset value, end of period	$27.35	$23.43	$30.17	$30.62	$28.29	$23.90

TOTAL RETURN[2]	20.37%	(19.62)%	0.54%	9.88%	21.62%	(3.79)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$34,193	$49,197	$120,671	$154,624	$155,594	$267,708

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	5.50%[3]	3.99%	3.55%	2.43%	3.27%	2.47%
Portfolio turnover rate[4]	30%	49%	37%	37%	41%	39%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	57

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$22.79	$28.63	$30.95	$30.40	$25.54	$31.38
Investment operations:

Net investment income[1]	0.84	0.88	1.10	0.87	0.84	0.60

Net realized and unrealized gain (loss)	5.80	(5.87)	(2.64)	0.54	4.99	(5.05)
Total from investment operations	6.64	(4.99)	(1.54)	1.41	5.83	(4.45)
Dividends and distributions to shareholders:

Net investment income	(0.73)	(0.85)	(0.59)	(0.64)	(0.97)	(0.73)

Capital gains	—	—	—	—	—	(0.66)

Tax return of capital	—	—	(0.19)	(0.22)	—	—
Total dividends and distributions to shareholders	(0.73)	(0.85)	(0.78)	(0.86)	(0.97)	(1.39)
Net asset value, end of period	$28.70	$22.79	$28.63	$30.95	$30.40	$25.54

TOTAL RETURN[2]	29.16%	(18.06)%	(5.07)%	4.63%	23.62%	(14.44)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$28,695	$29,622	$51,541	$91,302	$124,648	$200,501

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	6.09%[3]	2.95%	3.66%	2.78%	3.14%	2.18%
Portfolio turnover rate[4]	21%	41%	16%	20%	28%	38%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$30.61	$32.14	$30.78	$28.39	$25.73	$26.99
Investment operations:

Net investment income[1]	0.29	0.78	0.64	0.58	0.56	0.71

Net realized and unrealized gain (loss)	6.08	(1.59)	0.83	1.99	2.80	(1.17)
Total from investment operations	6.37	(0.81)	1.47	2.57	3.36	(0.46)
Dividends and distributions to shareholders:

Net investment income	(0.37)	(0.72)	(0.11)	(0.18)	(0.70)	(0.55)

Capital gains	—	—	—	—	—	(0.25)
Total dividends and distributions to shareholders	(0.37)	(0.72)	(0.11)	(0.18)	(0.70)	(0.80)
Net asset value, end of period	$36.61	$30.61	$32.14	$30.78	$28.39	$25.73

TOTAL RETURN[2]	20.82%[5]	(2.70)%	4.78%	9.05%	13.26%	(1.73)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$801,676	$592,346	$438,708	$543,192	$479,727	$732,050

Ratios to average net assets of:

Expenses	0.58%[3,6,7]	0.58%[6,7]	0.58%	0.58%	0.58%	0.58%[8]

Net investment income	1.66%[3,6]	2.32%[6]	2.07%	1.89%	2.14%	2.75%
Portfolio turnover rate[4]	12%	61%	56%	42%	53%	48%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.26% lower.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

58	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$42.64	$50.42	$55.76	$50.40	$43.85	$55.03
Investment operations:

Net investment income[1]	0.37	1.05	1.06	0.92	0.86	0.80

Net realized and unrealized gain (loss)	6.31	(7.52)	(5.03)	5.81	6.67	(9.00)
Total from investment operations	6.68	(6.47)	(3.97)	6.73	7.53	(8.20)
Dividends and distributions to shareholders:

Net investment income	(0.59)	(1.31)	(1.37)	(1.37)	(0.98)	(0.76)

Capital gains	—	—	—	—	—	(2.22)
Total dividends and distributions to shareholders	(0.59)	(1.31)	(1.37)	(1.37)	(0.98)	(2.98)
Net asset value, end of period	$48.73	$42.64	$50.42	$55.76	$50.40	$43.85

TOTAL RETURN[2]	15.68%	(13.26)%	(7.20)%	13.45%	17.45%	(15.64)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,557,067	$1,709,801	$3,254,417	$6,607,000	$8,411,670	$9,737,132

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	1.60%[3]	2.08%	1.96%	1.67%	1.91%	1.52%
Portfolio turnover rate[4]	3%	20%	23%	18%	37%	27%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$33.88	$39.57	$44.13	$37.28	$31.24	$33.65
Investment operations:

Net investment income[1]	0.22	0.75	0.51	0.64	0.70	0.41

Net realized and unrealized gain (loss)	5.72	(5.52)	(4.31)	6.91	5.94	(1.59)
Total from investment operations	5.94	(4.77)	(3.80)	7.55	6.64	(1.18)
Dividends and distributions to shareholders:

Net investment income	(0.67)	(0.92)	(0.76)	(0.70)	(0.60)	(0.35)

Capital gains	—	—	—	—	—	(0.88)
Total dividends and distributions to shareholders	(0.67)	(0.92)	(0.76)	(0.70)	(0.60)	(1.23)
Net asset value, end of period	$39.15	$33.88	$39.57	$44.13	$37.28	$31.24

TOTAL RETURN[2]	17.62%	(12.41)%	(8.77)%	20.42%	21.64%	(3.83)%[5]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,319	$44,049	$83,097	$207,434	$115,561	$90,584

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.20%[3]	1.90%	1.20%	1.51%	2.11%	1.20%
Portfolio turnover rate[4]	5%	36%	38%	30%	48%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

See Notes to Financial Statements.

WisdomTree Trust	59

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a

60	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation

WisdomTree Trust	61

Notes to Financial Statements (unaudited) (continued)

approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2020 and open positions in such derivatives as of September 30, 2020 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2—Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2020, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2020, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$37,235,676	Unrealized depreciation on foreign currency contracts	$692,060
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	747,505	Unrealized depreciation on foreign currency contracts	2,066
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	595,654	Unrealized depreciation on foreign currency contracts	1,806
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	15,024,716	Unrealized depreciation on foreign currency contracts	847,867
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	456,891	Unrealized depreciation on foreign currency contracts	6,976,246
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,008	Unrealized depreciation on foreign currency contracts	134,574

62	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2020, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign exchange contracts	$(153,024,147)	$28,431,294
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(2,991,020)	511,710
Germany Hedged Equity Fund
Foreign exchange contracts	(2,592,117)	497,647
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(45,370,297)	5,075,282
Japan Hedged Equity Fund
Foreign exchange contracts	(24,194,293)	(6,961,532)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(394,759)	(246,425)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2020, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign exchange contracts	$2,183,463,598	$4,171,883,269
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	46,369,718	87,118,815
Germany Hedged Equity Fund
Foreign exchange contracts	32,813,826	64,122,023
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	725,793,793	1,456,313,839
Japan Hedged Equity Fund
Foreign exchange contracts	1,706,577,056	3,311,421,210
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	37,427,096	72,479,275

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e. securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using

WisdomTree Trust	63

Notes to Financial Statements (unaudited) (continued)

exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the

64	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower

WisdomTree Trust	65

Notes to Financial Statements (unaudited) (continued)

into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged Equity Fund
Securities Lending	$27,705,912	$—	$(27,705,912)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	37,235,676	(498,754)	—	36,736,922	692,060	(498,754)	—	193,306
Europe Hedged SmallCap Equity Fund
Securities Lending	1,517,757	—	(1,517,757)[1]	—	—	—	—	—
Foreign Currency Contracts	747,505	(2,062)	—	745,443	2,066	(2,062)	—	4
Germany Hedged Equity Fund
Securities Lending	111,358	—	(111,358)[1]	—	—	—	—	—
Foreign Currency Contracts	595,654	(1,803)	—	593,851	1,806	(1,803)	—	3
International Hedged Quality Dividend Growth Fund
Securities Lending	21,307,675	—	(21,307,675)[1]	—	—	—	—	—
Foreign Currency Contracts	15,024,722	(846,554)	—	14,178,168	847,872	(846,554)	—	1,318
Japan Hedged Equity Fund
Securities Lending	113,096,669	—	(113,096,669)[1]	—	—	—	—	—
Foreign Currency Contracts	456,891	(456,891)	—	—	6,976,246	(456,891)	—	6,519,355
Japan Hedged SmallCap Equity Fund
Securities Lending	7,894,575	—	(7,894,575)[1]	—	—	—	—	—
Foreign Currency Contracts	1,008	(1,008)	—	—	134,574	(1,008)	—	133,566
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered

66	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

During the period ended September 30, 2020, the International Hedged Quality Dividend Growth Fund received a voluntary reimbursement of $1,756,103 from Mellon resulting from an operational error. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net realized gain from payment by sub-advisor”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended September 30, 2020, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2020, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	44	$1,609	$26
Japan Hedged Equity Fund	22	1,078	12

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Trust	67

Notes to Financial Statements (unaudited) (concluded)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2020 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$398,295,129	$518,760,494	$—	$784,837,891
Europe Hedged SmallCap Equity Fund	12,089,088	14,574,249	—	21,859,135
Germany Hedged Equity Fund	6,565,076	8,383,031	—	8,959,616
International Hedged Quality Dividend Growth Fund	88,583,429	118,649,686	91,998,495	13,831,147
Japan Hedged Equity Fund	50,895,651	104,003,921	78,998,567	424,781,978
Japan Hedged SmallCap Equity Fund	1,703,877	2,525,389	—	17,183,874

6. FEDERAL INCOME TAXES

At September 30, 2020, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,926,703,748	$292,526,980	$(427,435,893)	$(134,908,913)	$—	$—	$—	$(134,908,913)
Europe Hedged SmallCap Equity Fund	41,389,107	3,656,591	(10,069,214)	(6,412,623)	—	—	—	(6,412,623)
Germany Hedged Equity Fund	31,507,700	2,454,946	(5,727,876)	(3,272,930)	—	—	—	(3,272,930)
International Hedged Quality Dividend Growth Fund	675,223,968	157,357,178	(26,647,443)	130,709,735	1,340,139	(14,615)	1,325,524	132,035,259
Japan Hedged Equity Fund	1,773,288,735	193,095,986	(372,007,212)	(178,911,226)	—	—	—	(178,911,226)
Japan Hedged SmallCap Equity Fund	37,316,553	3,713,918	(6,791,315)	(3,077,397)	—	—	—	(3,077,397)
[1]

Certain financial derviatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

68	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the "Agreements")), pursuant to which Mellon Investments Corporation (the "Sub-Adviser") coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

WisdomTree Trust	69

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no

70	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	71

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to September 30, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

72	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	73

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4221

WisdomTree Trust

Semi-Annual Report

September 30, 2020

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	20.7%
Industrials	17.2%
Health Care	16.6%
Consumer Discretionary	14.4%
Materials	13.1%
Information Technology	8.6%
Financials	2.2%
Communication Services	2.1%
Energy	1.7%
Utilities	1.4%
Real Estate	1.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Roche Holding AG, Genusschein	6.9%
LVMH Moet Hennessy Louis Vuitton SE	4.8%
British American Tobacco PLC	4.5%
Rio Tinto PLC	3.9%
Novo Nordisk A/S, Class B	3.8%
Unilever N.V.	3.4%
Industria de Diseno Textil S.A.	3.4%
L’Oreal S.A.	3.3%
SAP SE	3.0%
Deutsche Post AG, Registered Shares	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,259.20	0.58%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	25.92%	11.84%	3.78%	7.62%	3.68%
Fund Market Price Returns	27.74%	12.19%	3.76%	7.57%	3.65%
WisdomTree Europe Quality Dividend Growth Index	26.41%	12.26%	4.38%	8.13%	4.19%
MSCI Europe Index	20.46%	-0.79%	-0.61%	4.24%	0.69%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.1%
Financials	17.4%
Consumer Discretionary	15.8%
Information Technology	11.4%
Materials	10.4%
Consumer Staples	6.6%
Real Estate	6.6%
Utilities	4.2%
Communication Services	3.9%
Health Care	3.2%
Energy	1.9%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
BE Semiconductor Industries N.V.	2.8%
Siltronic AG	2.3%
bpost S.A.	2.0%
Metsa Board Oyj	1.8%
Elkem ASA	1.5%
NetEnt AB	1.3%
Aurubis AG	1.3%
JM AB	1.2%
TietoEVRY Oyj	1.2%
Scandinavian Tobacco Group A/S, Class A	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,321.40	0.58%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	32.14%	-1.64%	-4.90%	3.46%	6.88%
Fund Market Price Returns	33.16%	-1.73%	-5.10%	3.38%	6.94%
WisdomTree Europe SmallCap Dividend Index	32.46%	-0.90%	-4.61%	3.88%	7.51%
MSCI Europe Small Cap Index	34.72%	7.79%	0.31%	6.24%	7.87%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Utilities	15.6%
Materials	12.0%
Consumer Staples	11.7%
Health Care	11.4%
Industrials	11.0%
Consumer Discretionary	10.8%
Communication Services	10.7%
Information Technology	8.0%
Energy	7.5%
Investment Company	0.6%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tokyo Electron Ltd.	2.7%
SSE PLC	2.7%
Wesfarmers Ltd.	2.1%
NTT DOCOMO, Inc.	2.1%
British American Tobacco PLC	1.9%
Daimler AG, Registered Shares	1.9%
Imperial Brands PLC	1.9%
UPM-Kymmene Oyj	1.9%
Kuehne + Nagel International AG, Registered Shares	1.8%
National Grid PLC	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada and excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,160.90	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	16.09%	-7.41%	-1.67%	2.78%	2.30%
Fund Market Price Returns	17.37%	-7.28%	-1.58%	2.85%	2.36%
WisdomTree International Dividend ex-Financials Index	16.32%	-7.32%	-1.40%	3.07%	2.54%
MSCI EAFE Value Index	13.76%	-11.93%	-5.86%	1.14%	2.10%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.7%
Industrials	13.2%
Health Care	11.4%
Consumer Staples	11.1%
Consumer Discretionary	10.7%
Communication Services	9.2%
Materials	8.4%
Utilities	6.5%
Energy	5.6%
Information Technology	4.9%
Real Estate	2.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	1.7%
Roche Holding AG, Genusschein	1.5%
Toyota Motor Corp.	1.4%
Novartis AG, Registered Shares	1.4%
British American Tobacco PLC	1.2%
China Mobile Ltd.	1.2%
NTT DOCOMO, Inc.	1.1%
Sanofi	1.0%
GlaxoSmithKline PLC	1.0%
TOTAL SE	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,167.20	0.48%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	16.72%	-5.89%	-2.55%	3.41%	3.65%
Fund Market Price Returns	17.63%	-5.68%	-2.61%	3.44%	3.72%
WisdomTree International Equity Index	16.91%	-6.05%	-2.39%	3.62%	3.82%
MSCI EAFE Index	20.39%	0.49%	0.62%	5.26%	4.62%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.9%
Communication Services	12.7%
Materials	11.3%
Industrials	11.2%
Utilities	10.9%
Energy	9.2%
Health Care	8.8%
Consumer Discretionary	8.6%
Consumer Staples	5.4%
Information Technology	2.4%
Real Estate	1.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	2.6%
British American Tobacco PLC	2.5%
NTT DOCOMO, Inc.	2.4%
GlaxoSmithKline PLC	2.2%
Sanofi	2.1%
TOTAL SE	2.1%
AstraZeneca PLC	2.0%
Daimler AG, Registered Shares	1.7%
Siemens AG, Registered Shares	1.7%
Enel SpA	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,145.80	0.58%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	14.58%	-12.12%	-4.99%	1.61%	2.36%
Fund Market Price Returns	15.53%	-11.84%	-5.00%	1.66%	2.39%
WisdomTree International High Dividend Index	14.85%	-11.95%	-4.80%	1.84%	2.61%
MSCI EAFE Value Index	13.76%	-11.93%	-5.86%	1.14%	2.10%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.1%
Health Care	14.3%
Consumer Staples	12.9%
Industrials	11.4%
Consumer Discretionary	10.9%
Communication Services	10.7%
Energy	7.0%
Materials	6.7%
Utilities	5.2%
Information Technology	3.6%
Real Estate	1.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	2.6%
Roche Holding AG, Genusschein	2.2%
Novartis AG, Registered Shares	2.0%
Toyota Motor Corp.	2.0%
China Mobile Ltd.	1.8%
British American Tobacco PLC	1.8%
NTT DOCOMO, Inc.	1.7%
GlaxoSmithKline PLC	1.5%
Sanofi	1.5%
TOTAL SE	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,142.90	0.48%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	14.29%	-7.27%	-2.59%	3.00%	3.09%
Fund Market Price Returns	14.75%	-7.31%	-2.56%	2.95%	3.09%
WisdomTree International LargeCap Dividend Index	14.40%	-7.15%	-2.42%	3.19%	3.32%
MSCI EAFE Index	20.39%	0.49%	0.62%	5.26%	4.62%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.1%
Industrials	15.8%
Materials	13.3%
Utilities	11.2%
Consumer Discretionary	10.8%
Information Technology	7.0%
Consumer Staples	6.7%
Communication Services	5.9%
Real Estate	4.9%
Health Care	4.6%
Energy	2.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
SSE PLC	1.2%
Persimmon PLC	1.1%
Danske Bank A/S	0.8%
EDP—Energias de Portugal S.A.	0.8%
UPM-Kymmene Oyj	0.8%
Telefonica Deutschland Holding AG	0.7%
NN Group N.V.	0.6%
Evraz PLC	0.6%
EMS-Chemie Holding AG, Registered Shares	0.6%
Japan Exchange Group, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,211.80	0.58%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	21.18%	-4.68%	-2.53%	4.09%	4.53%
Fund Market Price Returns	22.10%	-4.64%	-2.63%	4.05%	4.56%
WisdomTree International MidCap Dividend Index	21.63%	-3.93%	-2.00%	4.56%	4.89%
MSCI EAFE Mid Cap Index	27.32%	4.05%	1.20%	6.23%	5.94%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Health Care	19.3%
Consumer Staples	16.5%
Industrials	12.9%
Information Technology	10.8%
Financials	10.3%
Communication Services	8.0%
Consumer Discretionary	6.5%
Materials	6.4%
Utilities	5.2%
Real Estate	2.2%
Energy	0.9%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BioMerieux	1.7%
Sartorius Stedim Biotech	1.6%
Admiral Group PLC	1.6%
Sage Group PLC (The)	1.3%
Givaudan S.A., Registered Shares	1.2%
Bunzl PLC	1.2%
Ipsen S.A.	1.1%
Kuehne + Nagel International AG, Registered Shares	1.0%
UCB S.A.	1.0%
Unilever PLC	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the United States and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,155.60	0.38%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	15.56%	-1.84%	0.76%
Fund Market Price Returns	15.64%	-1.83%	1.08%
MSCI EAFE Local Currency Index	13.98%	-4.74%	-1.00%
MSCI EAFE Index	20.39%	0.49%	0.34%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	16.8%
Information Technology	16.1%
Consumer Staples	14.7%
Industrials	14.5%
Consumer Discretionary	13.1%
Materials	11.1%
Communication Services	4.9%
Real Estate	2.5%
Financials	2.4%
Utilities	2.0%
Energy	1.6%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	4.5%
Unilever N.V.	4.2%
Industria de Diseno Textil S.A.	4.1%
Rio Tinto PLC	3.7%
British American Tobacco PLC	3.6%
SAP SE	3.6%
Tokyo Electron Ltd.	3.2%
ASML Holding N.V.	2.8%
Nintendo Co., Ltd.	2.6%
Kering S.A.	2.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,270.80	0.40%[1]	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%[1]	$2.03
[1]

WisdomTree Asset Management, Inc. had contractually agreed to limit the management fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the management fee was permanently reduced to 0.42%.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	27.08%	15.61%	5.03%	8.22%
Fund Market Price Returns	28.50%	15.37%	4.93%	8.32%
WisdomTree International Quality Dividend Growth Index	27.37%	15.87%	5.37%	8.58%
MSCI EAFE Index	20.39%	0.49%	0.62%	6.13%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.8%
Financials	15.2%
Consumer Discretionary	14.4%
Materials	10.7%
Information Technology	9.6%
Consumer Staples	6.3%
Real Estate	6.1%
Communication Services	5.9%
Health Care	5.0%
Utilities	4.0%
Energy	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BE Semiconductor Industries N.V.	0.8%
Freenet AG	0.7%
Siltronic AG	0.6%
bpost S.A.	0.6%
JB Hi-Fi Ltd.	0.6%
Azimut Holding SpA	0.6%
Metsa Board Oyj	0.5%
Hastings Group Holdings PLC	0.5%
Spark Infrastructure Group	0.5%
TietoEVRY Oyj	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,263.80	0.58%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	26.38%	-2.52%	-3.49%	5.02%	5.91%
Fund Market Price Returns	27.54%	-2.37%	-3.57%	5.02%	5.95%
WisdomTree International SmallCap Dividend Index	26.95%	-1.83%	-2.67%	5.66%	6.43%
MSCI EAFE Small Cap Index	32.18%	6.84%	1.40%	7.37%	7.33%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2020 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	19.8%
Materials	12.3%
Information Technology	11.1%
Financials	10.9%
Consumer Staples	7.4%
Health Care	4.5%
Communication Services	4.0%
Real Estate	2.6%
Utilities	1.1%
Energy	0.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Haseko Corp.	1.4%
Mitsubishi Gas Chemical Co., Inc.	1.0%
Matsui Securities Co., Ltd.	0.9%
Koei Tecmo Holdings Co., Ltd.	0.8%
Casio Computer Co., Ltd.	0.7%
Capcom Co., Ltd.	0.6%
Mixi, Inc.	0.6%
Aozora Bank Ltd.	0.6%
Sumitomo Rubber Industries Ltd.	0.5%
Seven Bank Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2020)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,201.30	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	20.13%	4.44%	-0.37%	7.68%	7.64%
Fund Market Price Returns	22.71%	4.38%	-0.19%	7.64%	7.71%
WisdomTree Japan SmallCap Dividend Index	20.73%	4.98%	0.41%	8.52%	8.38%
MSCI Japan Small Cap Index	23.53%	6.56%	2.41%	8.73%	8.45%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
ILS	Israeli new shekel	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 2.1%

BHP Group PLC	33,264	$711,195

Austria – 0.3%

Andritz AG	1,878	58,051

S IMMO AG*	505	8,598

Verbund AG	645	35,307

Total Austria		101,956

Belgium – 0.3%

Warehouses De Pauw CVA	2,391	87,086

Denmark – 7.5%

Ambu A/S Class B(a)	268	7,600

Chr Hansen Holding A/S	436	48,478

Coloplast A/S Class B	1,634	258,315

DSV Panalpina A/S	221	36,121

GN Store Nord A/S	152	11,513

Novo Nordisk A/S Class B	17,891	1,238,299

Novozymes A/S Class B	1,563	98,467

Orsted A/S(b)	2,814	388,071

Rockwool International A/S Class B	54	20,757

Royal Unibrew A/S	470	48,542

SimCorp A/S	293	38,565

Tryg A/S	3,522	111,190

Vestas Wind Systems A/S	974	158,043

Total Denmark		2,463,961

Finland – 5.0%

Elisa Oyj	2,575	151,824

Kesko Oyj Class B	4,845	124,993

Kone Oyj Class B	5,216	459,108

Konecranes Oyj	1,095	34,361

Metsa Board Oyj(a)	8,344	68,933

Neles Oyj	1,895	25,677

Neste Oyj	6,453	340,293

Nokian Renkaat Oyj	3,141	88,952

Stora Enso Oyj Class R	13,135	206,012

TietoEVRY Oyj	1,902	52,637

Valmet Oyj	1,578	39,100

Wartsila Oyj Abp(a)	8,135	64,086

Total Finland		1,655,976

France – 15.6%

BioMerieux	239	37,499

Cie Plastic Omnium S.A.	2,054	54,338

Dassault Systemes SE	525	98,349

Gaztransport Et Technigaz S.A.	537	51,353

Hermes International	301	259,855

Ipsen S.A.	244	25,623

Kering S.A.	1,058	704,201

L’Oreal S.A.	3,304	1,075,544

Legrand S.A.	1,974	157,824

LVMH Moet Hennessy Louis Vuitton SE	3,357	1,572,273

Remy Cointreau S.A.	276	50,425

Rubis SCA	1,146	46,014

Sartorius Stedim Biotech	167	57,692

SEB S.A.	279	45,444

Teleperformance	263	81,296

Thales S.A.	1,505	113,232

Trigano S.A.	253	39,102

Valeo S.A.	4,783	147,231

Vinci S.A.	6,293	527,781

Total France		5,145,076

Germany – 10.6%

Bechtle AG	148	30,007

Beiersdorf AG	720	81,898

CANCOM SE	109	5,637

Carl Zeiss Meditec AG, Bearer Shares	255	32,295

Dermapharm Holding SE	374	19,999

Deutsche Post AG, Registered Shares	18,200	830,213

Deutsche Wohnen SE, Bearer Shares	2,994	149,881

Duerr AG	903	27,807

Fuchs Petrolub SE	801	30,057

Henkel AG & Co. KGaA	2,248	210,626

Hochtief AG	1,194	93,040

Infineon Technologies AG	8,095	228,914

Jenoptik AG	216	5,800

LEG Immobilien AG	868	123,975

MTU Aero Engines AG	277	46,125

Nemetschek SE	219	16,051

SAP SE	6,314	982,970

Scout24 AG(b)	707	61,765

Siemens Healthineers AG(b)	7,355	330,332

Siltronic AG	999	89,759

Symrise AG	649	89,804

Total Germany		3,486,955

Ireland – 1.1%

CRH PLC	8,281	299,770

Glanbia PLC	1,760	18,183

Kerry Group PLC Class A	485	62,276

Total Ireland		380,229

Italy – 1.0%

Brunello Cucinelli SpA*(a)	484	14,779

Davide Campari-Milano N.V.	3,342	36,521

DiaSorin SpA	211	42,533

Ferrari N.V.	557	102,318

RAI Way SpA(b)	6,520	41,440

Recordati Industria Chimica e Farmaceutica SpA	2,152	110,380

Total Italy		347,971

Kazakhstan – 0.1%

KAZ Minerals PLC	2,620	17,749

Netherlands – 4.5%

ASM International N.V.	467	67,002

ASML Holding N.V.	2,027	748,030

BE Semiconductor Industries N.V.	2,543	109,113

Corbion N.V.	736	33,876

Euronext N.V.(b)	692	86,747

GrandVision N.V.*(b)	1,602	44,804

IMCD N.V.	98	11,676

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2020

Investments	Shares	Value

Koninklijke DSM N.V.	1,477	$243,520

TKH Group N.V. CVA	444	16,244

Wolters Kluwer N.V.	1,646	140,595

Total Netherlands		1,501,607

Norway – 2.4%

Austevoll Seafood ASA	3,644	30,261

Borregaard ASA	863	13,171

Elkem ASA(b)	27,803	59,252

Grieg Seafood ASA	1,407	12,842

Leroy Seafood Group ASA	8,334	47,742

Mowi ASA	9,869	174,933

Scatec Solar ASA(b)	305	7,041

Telenor ASA	25,011	418,204

TGS Nopec Geophysical Co. ASA	1,693	20,446

Tomra Systems ASA*	399	17,147

Total Norway		801,039

Portugal – 0.8%

Altri, SGPS, S.A.	4,928	21,648

Galp Energia, SGPS, S.A.	14,244	132,156

Jeronimo Martins, SGPS, S.A.	5,609	90,143

Semapa-Sociedade de Investimento e Gestao	696	6,227

Total Portugal		250,174

Spain – 3.9%

Cie Automotive S.A.	1,302	24,627

Ence Energia y Celulosa S.A.*(a)	7,511	19,307

Grifols S.A.	2,863	82,556

Industria de Diseno Textil S.A.	39,712	1,108,325

Prosegur Cash S.A.(b)	25,306	20,773

Prosegur Cia de Seguridad S.A.	9,008	21,549

Total Spain		1,277,137

Sweden – 4.0%

AAK AB*	1,553	29,004

AddTech AB Class B	276	3,627

Atlas Copco AB Class A	6,379	305,622

Atlas Copco AB Class B	3,487	146,181

Atrium Ljungberg AB Class B	1,863	30,516

Axfood AB	2,874	65,957

Beijer Ref AB	80	2,648

Epiroc AB Class A	3,882	56,452

Epiroc AB Class B	878	12,233

Essity AB Class B*(a)	4,689	158,640

Evolution Gaming Group AB(b)	996	66,192

Hexpol AB*	4,003	35,893

Intrum AB(a)	1,888	46,578

Investment AB Latour Class B	4,748	111,830

Lifco AB Class B	529	41,108

Loomis AB*	848	23,213

Mycronic AB	321	7,582

Nibe Industrier AB Class B*	2,685	69,330

Paradox Interactive AB	129	4,396

Securitas AB Class B*	3,248	49,809

Sweco AB Class B	1,242	$69,080

Total Sweden		1,335,891

Switzerland – 18.0%

Bucher Industries AG, Registered Shares	112	42,837

Cie Financiere Richemont S.A., Registered Shares	4,894	328,664

Daetwyler Holding AG, Bearer Shares	57	12,718

EMS-Chemie Holding AG, Registered Shares	263	236,593

Geberit AG, Registered Shares	285	169,309

Georg Fischer AG, Registered Shares	49	51,147

Givaudan S.A., Registered Shares	77	332,724

Kuehne + Nagel International AG, Registered Shares	1,889	368,651

Logitech International S.A., Registered Shares	1,334	104,077

Lonza Group AG, Registered Shares	267	165,242

Partners Group Holding AG	319	294,296

Roche Holding AG, Bearer Shares	1,957	673,528

Roche Holding AG Genusschein	6,667	2,286,917

Schindler Holding AG, Participation Certificate	209	57,212

Schindler Holding AG, Registered Shares	496	135,290

SFS Group AG	510	51,430

SGS S.A., Registered Shares	79	212,300

STMicroelectronics N.V.	5,282	162,591

Straumann Holding AG, Registered Shares	51	51,624

Swatch Group AG (The), Bearer Shares	387	90,521

Temenos AG, Registered Shares	99	13,367

Vifor Pharma AG	387	52,822

Vontobel Holding AG, Registered Shares	840	55,360

Total Switzerland		5,949,220

United Kingdom – 22.0%

Ashmore Group PLC	9,018	41,761

Ashtead Group PLC	2,854	103,310

Brewin Dolphin Holdings PLC	7,318	22,091

British American Tobacco PLC	41,705	1,497,523

Britvic PLC	2,933	31,131

Cranswick PLC	171	8,016

Croda International PLC	865	69,892

DCC PLC	738	57,321

Diageo PLC	16,687	571,683

Diversified Gas & Oil PLC	14,835	20,138

Electrocomponents PLC	3,491	32,156

Evraz PLC	50,528	225,102

Ferrexpo PLC	6,046	13,804

Fresnillo PLC	6,303	97,538

Games Workshop Group PLC	254	33,461

Halma PLC	1,556	47,172

Hargreaves Lansdown PLC	3,309	66,820

Hastings Group Holdings PLC(b)	16,977	55,396

HomeServe PLC	1,947	31,111

Intertek Group PLC	909	74,434

Johnson Matthey PLC	1,647	50,186

Moneysupermarket.com Group PLC	7,126	24,616

Reckitt Benckiser Group PLC	6,164	602,443

RELX PLC	11,490	256,385

Rio Tinto PLC	21,129	1,271,676

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2020

Investments	Shares	Value

Rotork PLC	7,760	$28,311

Spectris PLC	1,150	36,231

Spirax-Sarco Engineering PLC	363	51,926

SSP Group PLC	2,004	4,676

Unilever N.V.	18,822	1,136,689

Unilever PLC	10,841	669,368

Victrex PLC	1,106	26,180

Total United Kingdom		7,258,547
TOTAL COMMON STOCKS (Cost: $30,651,984)		32,771,769

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $221,471)	221,471	221,471
Investments		Value

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $30,873,455)		$32,993,240

Other Assets less Liabilities – 0.1%		19,316

NET ASSETS – 100.0%		$33,012,556
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $342,762 and the total market value of the collateral held by the Fund was $359,700. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $138,229.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$32,771,769	$—	$—	$32,771,769
Investment of Cash Collateral for Securities Loaned	—	221,471	—	221,471
Total Investments in Securities	$32,771,769	$221,471	$—	$32,993,240

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.5%

Austria – 0.9%

AT&S Austria Technologie & Systemtechnik AG	28,222	$534,146

Palfinger AG	25,393	702,740

Porr AG*(a)	37,775	516,501

S IMMO AG*	42,549	724,477

Schoeller-Bleckmann Oilfield Equipment AG	7,484	199,657

Total Austria		2,677,521

Belgium – 4.9%

Bekaert S.A.	57,108	1,189,347

bpost S.A.	686,347	6,048,411

D’ieteren S.A./N.V.	45,373	2,825,274

Econocom Group S.A./N.V.*(a)	295,002	890,781

Euronav N.V.	95,152	842,987

Fagron	20,205	509,882

Greenyard N.V.*(a)	80,682	487,251

Ontex Group N.V.*(a)	78,045	1,020,443

Orange Belgium S.A.	55,851	902,503

Recticel S.A.	53,788	550,010

Total Belgium		15,266,889

Denmark – 4.4%

Alm Brand A/S*	217,135	2,486,820

D/S Norden A/S	31,400	510,493

Matas A/S*	106,620	1,241,262

NNIT A/S(b)	31,730	658,818

Per Aarsleff Holding A/S	13,453	566,922

Ringkjoebing Landbobank A/S	21,920	1,664,439

Scandinavian Tobacco Group A/S Class A(b)	237,835	3,531,322

Schouw & Co. A/S	19,961	1,937,060

Spar Nord Bank A/S*	132,764	992,423

Total Denmark		13,589,559

Finland – 9.4%

Ahlstrom-Munksjo Oyj(a)	89,834	1,894,083

Aktia Bank Oyj	53,065	574,975

Atria Oyj	25,486	258,515

Cargotec Oyj Class B	59,862	2,065,202

Caverion Oyj	42,845	305,473

Citycon Oyj(a)	163,596	1,289,171

Kemira Oyj	202,699	2,583,745

Metsa Board Oyj(a)	656,563	5,424,079

Oriola Oyj Class B	173,885	385,383

Outokumpu Oyj*(a)	693,448	1,858,098

Raisio Oyj Class V	132,343	477,216

Rovio Entertainment Oyj(a)(b)	45,134	323,645

Sanoma Oyj	84,476	1,081,744

Terveystalo Oyj(b)	58,949	706,474

TietoEVRY Oyj(a)	135,525	3,750,594

Tokmanni Group Corp.	120,417	2,126,578

Uponor Oyj	125,621	2,200,804

YIT Oyj(a)	305,493	1,846,709

Total Finland		29,152,488

France – 4.4%

Akka Technologies*(a)	7,198	140,116

AKWEL	16,956	338,019

Albioma S.A.	27,064	1,410,692

Beneteau S.A.	68,019	547,968

Chargeurs S.A.(a)	26,933	530,594

Derichebourg S.A.	224,042	663,638

Elior Group S.A.(a)(b)	159,956	742,787

Haulotte Group S.A.(a)	26,397	124,901

IPSOS	52,433	1,312,717

Jacquet Metal Service S.A.	30,780	299,582

Kaufman & Broad S.A.	34,099	1,355,533

Maisons du Monde S.A.*(b)	34,971	526,553

Manitou BF S.A.*(a)	27,200	524,372

Mersen S.A.*	14,404	443,385

Nexans S.A.*	16,199	940,670

Quadient S.A.	48,740	660,712

Rallye S.A.*(a)	118,322	483,545

Trigano S.A.	17,078	2,639,496

Total France		13,685,280

Germany – 11.1%

Aareal Bank AG*	160,668	3,231,187

AURELIUS Equity Opportunities SE & Co. KGaA*	42,283	687,223

Aurubis AG	57,692	3,933,319

BayWa AG	15,649	514,740

Bilfinger SE	54,395	994,429

CANCOM SE	16,381	847,125

CropEnergies AG	58,159	1,010,727

Dermapharm Holding SE	30,524	1,632,206

Deutz AG*	84,502	492,088

DIC Asset AG	103,434	1,244,455

Elmos Semiconductor SE	16,689	408,042

Encavis AG	115,443	2,266,166

GFT Technologies SE	38,700	526,426

Hamburger Hafen und Logistik AG	65,699	1,152,548

Indus Holding AG	24,737	813,670

Jenoptik AG	24,799	665,945

JOST Werke AG*(b)	17,578	709,082

PATRIZIA AG	44,426	1,211,236

Pfeiffer Vacuum Technology AG	5,700	1,183,087

RHOEN-KLINIKUM AG*	24,647	468,796

Salzgitter AG*	46,696	773,184

Siltronic AG	80,496	7,232,443

Takkt AG	72,268	901,688

VERBIO Vereinigte BioEnergie AG	43,703	956,294

Wuestenrot & Wuerttembergische AG	31,464	526,879

Total Germany		34,382,985

Ireland – 1.1%

C&C Group PLC	399,353	1,011,916

Hibernia REIT PLC	536,515	627,257

Irish Continental Group PLC(a)	166,815	608,365

Origin Enterprises PLC	154,294	606,125

Total Produce PLC	342,158	456,602

Total Ireland		3,310,265

Italy – 8.6%

Anima Holding SpA(b)	718,262	2,821,606

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2020

Investments	Shares	Value

Aquafil SpA*(a)	42,884	$177,265

Ascopiave SpA	255,019	952,468

Avio SpA*	31,098	489,388

Banca Farmafactoring SpA(b)	579,186	3,263,473

Banca IFIS SpA	156,465	1,509,113

Banca Popolare di Sondrio SCPA*	375,483	787,715

Banca Sistema SpA*(a)(b)	222,225	443,007

BasicNet SpA	53,668	201,388

Biesse SpA*	31,435	535,609

Brunello Cucinelli SpA*(a)	23,271	710,599

Cairo Communication SpA*	231,491	345,295

Cementir Holding N.V.	103,446	716,919

Credito Emiliano SpA*	280,238	1,311,199

Datalogic SpA(a)	57,403	803,725

doValue SpA*(a)(b)	75,092	745,840

Falck Renewables SpA	146,612	925,814

Fiera Milano SpA(a)	69,344	192,720

Gruppo MutuiOnline SpA	21,462	596,468

Immobiliare Grande Distribuzione SIIQ SpA(a)	192,075	667,827

La Doria SpA	28,197	369,669

MARR SpA*	54,986	885,946

Piaggio & C. SpA	424,146	1,146,947

RAI Way SpA(b)	99,237	630,727

Reply SpA	9,664	1,115,684

SAES Getters SpA	16,577	466,537

Saras SpA*(a)	1,889,882	987,969

Societa Cattolica di Assicurazioni SC*(a)	268,716	1,433,750

Unieuro SpA*(a)(b)	38,485	509,060

Zignago Vetro SpA	50,408	790,905

Total Italy		26,534,632

Morocco – 0.1%

Vivo Energy PLC*(b)	269,840	261,637

Netherlands – 4.3%

AMG Advanced Metallurgical Group N.V.(a)	21,449	355,149

BE Semiconductor Industries N.V.	203,591	8,735,537

Corbion N.V.	36,877	1,697,320

ForFarmers N.V.	142,898	874,712

Sligro Food Group N.V.*	20,792	372,066

TKH Group N.V. CVA	33,933	1,241,496

Total Netherlands		13,276,280

Norway – 7.5%

American Shipping Co. ASA*	151,916	467,604

Atea ASA*	91,698	1,121,161

Austevoll Seafood ASA	257,528	2,138,589

Borregaard ASA	72,755	1,110,383

Elkem ASA(b)	2,190,347	4,667,883

Europris ASA(b)	398,654	2,045,122

Fjordkraft Holding ASA(b)	174,929	1,691,969

Grieg Seafood ASA	118,706	1,083,459

Kongsberg Gruppen ASA	123,629	1,849,824

Norway Royal Salmon ASA(a)	33,212	759,610

Ocean Yield ASA(a)	175,004	418,030

Scatec Solar ASA(b)	38,975	899,750

Selvaag Bolig ASA	68,720	380,448

SpareBank 1 Nord Norge	195,203	1,339,379

SpareBank 1 SMN	195,344	1,759,987

Sparebanken Vest(a)	50,319	338,809

XXL ASA*(b)	448,268	1,260,972

Total Norway		23,332,979

Portugal – 1.6%

Altri, SGPS, S.A.(a)	307,468	1,350,630

Corticeira Amorim, SGPS, S.A.	43,753	538,723

Mota-Engil, SGPS, S.A.*(a)	306,388	389,466

REN – Redes Energeticas Nacionais, SGPS, S.A.	847,364	2,354,978

Semapa-Sociedade de Investimento e Gestao	36,885	330,022

Total Portugal		4,963,819

Spain – 4.1%

Applus Services S.A.*	49,135	368,468

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	629,419	1,665,128

Construcciones y Auxiliar de Ferrocarriles S.A.*	18,722	646,556

Ence Energia y Celulosa S.A.*(a)	533,453	1,371,214

Euskaltel S.A.(b)	198,518	2,102,114

Faes Farma S.A.	289,843	1,169,203

Liberbank S.A.*	1,755,328	467,254

Melia Hotels International S.A.*(a)	143,130	526,015

Metrovacesa S.A.*(b)	154,807	998,440

Sacyr S.A.	822,300	1,465,691

Tubacex S.A.*(a)	62,006	79,255

Unicaja Banco S.A.*(b)	2,345,205	1,761,443

Total Spain		12,620,781

Sweden – 15.2%

AddTech AB Class B	120,894	1,588,507

Alimak Group AB(b)	35,654	486,010

Arjo AB Class B	114,240	707,777

Atrium Ljungberg AB Class B	104,188	1,706,588

Avanza Bank Holding AB	143,250	2,813,782

Betsson AB*	273,252	2,106,635

Bilia AB Class A*	182,985	2,312,358

BioGaia AB Class B	12,302	799,974

Catena AB	24,301	1,079,290

Clas Ohlson AB Class B*	129,621	1,322,279

Coor Service Management Holding AB*(b)	124,157	846,210

Dios Fastigheter AB	168,980	1,198,908

Dustin Group AB(b)	91,200	573,694

Fagerhult AB*(a)	106,260	517,053

JM AB	124,076	3,865,071

Lagercrantz Group AB Class B	30,381	614,409

LeoVegas AB(b)	121,791	516,829

Lindab International AB	39,608	692,144

Midsona AB Class B(a)	51,300	410,973

Mycronic AB(a)	78,597	1,856,470

NCAB Group AB*(a)	15,245	388,364

NCC AB Class B	109,406	2,001,091

NetEnt AB*	488,029	4,171,421

Nordic Waterproofing Holding A/S*(b)	38,181	523,016

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2020

Investments	Shares	Value

NP3 Fastigheter AB(a)	24,095	$330,600

Paradox Interactive AB	23,312	794,431

Platzer Fastigheter Holding AB Class B	67,302	699,339

Pricer AB Class B	167,190	439,925

Ratos AB Class B*	147,072	551,150

Resurs Holding AB(b)	416,122	2,159,185

Rottneros AB	288,341	262,890

Samhallsbyggnadsbolaget i Norden AB(a)	1,058,776	3,215,367

Sectra AB Class B*(a)	15,930	1,057,254

SkiStar AB	50,800	685,658

Tethys Oil AB(a)	27,860	134,164

Troax Group AB	33,892	639,214

Vitrolife AB*	16,421	450,614

Wihlborgs Fastigheter AB	125,553	2,490,018

Total Sweden		47,008,662

Switzerland – 3.6%

Arbonia AG*	42,410	548,387

Bobst Group S.A., Registered Shares	11,833	738,637

Comet Holding AG, Registered Shares	3,277	504,346

Daetwyler Holding AG, Bearer Shares	7,558	1,686,411

EFG International AG*	210,903	1,177,614

Huber + Suhner AG, Registered Shares	11,106	836,501

Implenia AG, Registered Shares	9,102	278,979

Landis+Gyr Group AG*	28,190	1,547,957

Mobilezone Holding AG, Registered Shares	81,811	812,990

Swissquote Group Holding S.A., Registered Shares	13,271	1,081,902

u-blox Holding AG*	5,659	315,056

Valiant Holding AG, Registered Shares	19,101	1,613,320

Total Switzerland		11,142,100

United Kingdom – 18.1%

Amigo Holdings PLC(a)(b)	79,352	10,218

Balfour Beatty PLC	269,470	778,957

Biffa PLC(b)	157,020	441,515

Big Yellow Group PLC	98,005	1,317,689

Bodycote PLC	196,233	1,477,744

Brewin Dolphin Holdings PLC	300,103	905,917

CareTech Holdings PLC	71,765	398,944

Chemring Group PLC	130,661	407,938

Chesnara PLC	171,055	608,135

Clipper Logistics PLC	76,534	482,348

CMC Markets PLC(b)	406,405	1,626,114

Coats Group PLC	482,638	348,790

Concentric AB*	36,163	700,633

Cranswick PLC	22,015	1,031,995

Daily Mail & General Trust PLC Class A Non-Voting Shares	184,687	1,551,961

Devro PLC	147,221	352,486

Diploma PLC	39,194	1,115,753

DiscoverIE Group PLC	44,271	349,125

Diversified Gas & Oil PLC	849,733	1,153,461

Drax Group PLC	403,951	1,390,170

EMIS Group PLC	31,211	419,636

Euromoney Institutional Investor PLC	55,542	576,592

Ferrexpo PLC	339,388	774,851

Games Workshop Group PLC	16,480	2,171,014

Gamma Communications PLC	16,270	347,059

Genus PLC	12,794	637,455

GoCo Group PLC	190,592	263,645

Halfords Group PLC	307,854	721,960

Hastings Group Holdings PLC(b)	962,743	3,141,456

Helical PLC	57,585	219,988

Hilton Food Group PLC	36,990	571,935

Hunting PLC	59,020	98,276

IntegraFin Holdings PLC	162,996	1,070,464

James Halstead PLC	108,542	679,164

John Laing Group PLC(b)	248,222	1,006,347

Jupiter Fund Management PLC	662,050	1,917,212

Keller Group PLC	78,395	617,216

Liontrust Asset Management PLC	33,447	536,179

Marston’s PLC	871,287	495,616

Mitie Group PLC	358,591	152,056

Moneysupermarket.com Group PLC	292,270	1,009,606

Motorpoint group PLC	78,617	279,499

NCC Group PLC	164,304	373,845

Numis Corp. PLC	104,253	398,944

Paragon Banking Group PLC	253,878	1,092,951

Pets at Home Group PLC	442,402	2,418,150

Polar Capital Holdings PLC	102,422	622,332

Premier Miton Group PLC	64,633	76,873

PZ Cussons PLC	345,128	1,048,526

QinetiQ Group PLC	254,150	912,754

Rank Group PLC	172,425	207,976

Redde Northgate PLC	340,762	814,993

Renewi PLC	1,636,483	410,858

RWS Holdings PLC(a)	67,755	494,904

Sabre Insurance Group PLC(b)	294,065	967,525

Safestore Holdings PLC	100,557	1,014,000

Smart Metering Systems PLC(a)	34,955	294,186

Speedy Hire PLC	364,690	244,222

Spirent Communications PLC	295,235	1,091,604

Stock Spirits Group PLC	145,115	404,288

Superdry PLC(a)	73,874	147,077

TalkTalk Telecom Group PLC(a)	572,153	593,223

TBC Bank Group PLC*	35,273	462,393

Telecom Plus PLC	56,202	970,710

TP ICAP PLC	658,916	1,943,914

Ultra Electronics Holdings PLC	47,581	1,283,155

Vertu Motors PLC	332,315	112,560

Vistry Group PLC*	408,961	3,005,686

Wincanton PLC	97,511	253,385

XPS Pensions Group PLC	186,330	323,994

Total United Kingdom		56,142,147

United States – 0.2%
TI Fluid Systems PLC*(b)	398,509	792,984
TOTAL COMMON STOCKS (Cost: $340,572,767)		308,141,008

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2020

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $98,299)	2,116	$118,356

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%

United States – 6.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $19,567,736)	19,567,736	19,567,736

TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $360,238,802)		327,827,100

Other Assets less Liabilities – (5.8)%		(18,047,792)

NET ASSETS – 100.0%		$309,779,308
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,719,279 and the total market value of the collateral held by the Fund was $24,920,644. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,352,908.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$4,217,400	$1,101,720	$5,441,938	$257,567	$(16,393)	$118,356	$20,633

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	10/2/2020	27,553	USD	23,500	EUR	$—	$(4)
JP Morgan Chase Bank N.A.	10/2/2020	49,675	USD	38,500	GBP	—	(98)
						$—	$(102)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$308,141,008	$—	$—	$308,141,008
Exchange-Traded Fund	118,356	—	—	118,356
Investment of Cash Collateral for Securities Loaned	—	19,567,736	—	19,567,736
Total Investments in Securities	$308,259,364	$19,567,736	$—	$327,827,100
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(102)	$—	$(102)
Total – Net	$308,259,364	$19,567,634	$—	$327,826,998
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 8.3%

BHP Group Ltd.	55,952	$1,427,688

BHP Group PLC	70,858	1,514,967

Rio Tinto Ltd.(a)	20,324	1,373,980

South32 Ltd.	724,474	1,059,304

Wesfarmers Ltd.	80,811	2,572,863

Woodside Petroleum Ltd.	80,168	1,010,154

Woolworths Group Ltd.	45,850	1,197,198

Total Australia		10,156,154

China – 3.0%

China Mobile Ltd.	180,000	1,148,516

CNOOC Ltd.	1,160,000	1,115,097

Wilmar International Ltd.	423,300	1,364,383

Total China		3,627,996

Denmark – 1.0%

Novo Nordisk A/S Class B	17,013	1,177,529

Finland – 3.4%

Fortum Oyj	90,140	1,826,015

UPM-Kymmene Oyj	74,908	2,282,985

Total Finland		4,109,000

France – 4.4%

Capgemini SE	5,289	680,686

Danone S.A.	11,340	734,307

Orange S.A.	107,428	1,119,166

Sanofi	16,684	1,669,439

TOTAL SE(a)	35,472	1,214,611

Total France		5,418,209

Germany – 10.7%

BASF SE	26,777	1,632,175

Bayer AG, Registered Shares	29,873	1,867,481

Bayerische Motoren Werke AG	27,001	1,962,773

Daimler AG, Registered Shares	43,856	2,367,477

Deutsche Post AG, Registered Shares	47,859	2,183,141

Deutsche Telekom AG, Registered Shares	89,624	1,501,845

Evonik Industries AG	60,211	1,560,403

Total Germany		13,075,295

Hong Kong – 1.0%

Power Assets Holdings Ltd.	240,500	1,259,910

Italy – 3.9%

Enel SpA	241,687	2,102,368

Eni SpA	130,783	1,025,690

Snam SpA	307,696	1,583,638

Total Italy		4,711,696

Japan – 22.7%

Astellas Pharma, Inc.	63,700	945,872

Canon, Inc.	60,300	997,953

FANUC Corp.	9,800	1,868,436

Fujitsu Ltd.	9,600	1,304,501

Hitachi Ltd.	22,000	738,615

Honda Motor Co., Ltd.	55,000	1,289,136

Japan Tobacco, Inc.	87,400	1,590,145

Komatsu Ltd.	67,100	1,468,786

Marubeni Corp.(a)	253,200	1,426,394

Mitsubishi Corp.	55,700	1,326,128

Murata Manufacturing Co., Ltd.	15,600	1,001,220

Nomura Research Institute Ltd.	34,500	1,011,821

NTT DOCOMO, Inc.(a)	68,600	2,525,452

Otsuka Holdings Co., Ltd.	27,400	1,154,887

Sekisui House Ltd.	92,300	1,624,630

Subaru Corp.	80,700	1,553,894

Sumitomo Corp.(a)	108,100	1,289,149

Takeda Pharmaceutical Co., Ltd.	35,700	1,266,567

Tokyo Electron Ltd.	12,700	3,289,027

Total Japan		27,672,613

Netherlands – 1.2%

Koninklijke Ahold Delhaize N.V.	50,404	1,492,433

Norway – 3.0%

Equinor ASA	85,340	1,211,247

Mowi ASA	70,962	1,257,834

Telenor ASA	71,545	1,196,291

Total Norway		3,665,372

Portugal – 2.6%

EDP – Energias de Portugal S.A.	436,517	2,147,345

Galp Energia, SGPS, S.A.	106,659	989,583

Total Portugal		3,136,928

Singapore – 1.0%

Singapore Telecommunications Ltd.	759,700	1,179,814

Spain – 5.3%

Endesa S.A.	77,596	2,077,370

Naturgy Energy Group S.A.	60,077	1,206,092

Red Electrica Corp. S.A.	75,656	1,420,820

Repsol S.A.	138,888	931,925

Telefonica S.A.	234,285	806,895

Total Spain		6,443,102

Sweden – 1.5%

Telia Co. AB(a)	448,527	1,846,729

Switzerland – 3.8%

Kuehne + Nagel International AG, Registered Shares(a)	11,224	2,190,436

Novartis AG, Registered Shares	12,426	1,080,774

Roche Holding AG Genusschein	4,000	1,372,082

Total Switzerland		4,643,292

United Kingdom – 21.9%

AstraZeneca PLC	15,765	1,723,620

BAE Systems PLC	268,887	1,675,514

BP PLC	288,615	840,269

British American Tobacco PLC	66,114	2,373,989

Evraz PLC	459,034	2,044,991

Fiat Chrysler Automobiles N.V.*	143,384	1,760,083

GlaxoSmithKline PLC	87,713	1,646,500

Imperial Brands PLC(a)	133,609	2,362,079

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2020

Investments	Shares	Value

National Grid PLC	190,272	$2,188,762

Rio Tinto PLC	29,224	1,758,884

Royal Dutch Shell PLC Class A	64,611	805,137

Sage Group PLC (The)	78,914	735,360

SSE PLC	207,914	3,246,997

Unilever N.V.	15,915	961,131

Unilever PLC	15,459	954,502

Vodafone Group PLC	1,274,813	1,692,247

Total United Kingdom		26,770,065
TOTAL COMMON STOCKS (Cost: $145,182,879)		120,386,137

EXCHANGE-TRADED FUND – 0.6%

United States – 0.6%

WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $619,776)	16,971	701,298

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $3,944,318)	3,944,318	$3,944,318

TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $149,746,973)		125,031,753

Other Assets less Liabilities – (2.5)%		(3,038,702)

NET ASSETS – 100.0%		$121,993,051
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,875,703 and the total market value of the collateral held by the Fund was $8,272,452. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,328,134.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,294,914	$1,268,512	$2,012,891	$4,374	$146,389	$701,298	$33,905

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/1/2020	445	USD	4,000	SEK	$—	$(2)
Bank of Montreal	10/1/2020	32,775	USD	25,500	GBP	—	(191)
JP Morgan Chase Bank N.A.	10/1/2020	31,248	USD	3,300,000	JPY	—	(23)
						$—	$(216)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

Assets:	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Common Stocks	$120,386,137	$—	$—	$120,386,137
Exchange-Traded Fund	701,298	—	—	701,298
Investment of Cash Collateral for Securities Loaned	—	3,944,318	—	3,944,318
Total Investments in Securities	$121,087,435	$3,944,318	$—	$125,031,753
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(216)	$—	$(216)
Total – Net	$121,087,435	$3,944,102	$—	$125,031,537
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 7.4%

AGL Energy Ltd.	46,979	$458,615

Alumina Ltd.	434,262	427,979

Ampol Ltd.	15,749	270,350

APA Group	64,995	481,225

ARB Corp., Ltd.(a)	11,889	235,618

Aristocrat Leisure Ltd.	19,981	429,212

ASX Ltd.	8,802	511,142

Aurizon Holdings Ltd.	126,172	384,343

AusNet Services(a)	253,178	341,155

Australia & New Zealand Banking Group Ltd.	151,897	1,874,778

Bendigo & Adelaide Bank Ltd.(a)	14,853	64,301

BHP Group Ltd.	142,675	3,640,537

BHP Group PLC	111,627	2,386,621

Brambles Ltd.	50,904	382,732

Coca-Cola Amatil Ltd.	58,251	396,638

Commonwealth Bank of Australia	90,233	4,113,944

Computershare Ltd.(a)	26,743	234,233

CSL Ltd.	6,288	1,293,487

Data#3 Ltd.(a)	23,209	109,126

Downer EDI Ltd.	48,550	153,112

Evolution Mining Ltd.	48,118	198,309

Fortescue Metals Group Ltd.	126,901	1,482,587

Integrated Research Ltd.	27,847	70,656

JB Hi-Fi Ltd.(a)	13,592	458,462

Macquarie Group Ltd.	14,874	1,274,728

Magellan Financial Group Ltd.	9,086	368,862

Medibank Pvt Ltd.	129,028	232,127

Metcash Ltd.(a)	93,859	185,675

Mineral Resources Ltd.(a)	16,258	290,274

National Australia Bank Ltd.	175,182	2,228,720

New Hope Corp., Ltd.(a)	236,260	217,601

Nick Scali Ltd.(a)	22,473	137,236

Orica Ltd.	15,697	173,600

Origin Energy Ltd.	22,420	69,099

OZ Minerals Ltd.	35,496	356,439

Pendal Group Ltd.	38,382	150,206

Perpetual Ltd.	4,479	89,793

Platinum Asset Management Ltd.(a)	57,967	127,552

Premier Investments Ltd.	24,359	358,963

QBE Insurance Group Ltd.	38,568	238,011

REA Group Ltd.(a)	5,955	469,379

Rio Tinto Ltd.(a)	18,104	1,223,900

Santos Ltd.	67,817	237,206

Seven Group Holdings Ltd.(a)	20,678	265,591

Sonic Healthcare Ltd.	21,542	511,998

South32 Ltd.	338,841	495,443

Southern Cross Media Group Ltd.*(a)	126,678	13,619

Spark Infrastructure Group	218,303	320,761

Suncorp Group Ltd.	55,635	336,955

Tassal Group Ltd.	154,294	383,748

Technology One Ltd.	5,085	28,939

Telstra Corp., Ltd.	358,594	714,522

Transurban Group	111,361	1,126,232

Treasury Wine Estates Ltd.	29,155	186,818

Virtus Health Ltd.	28,278	78,235

Washington H Soul Pattinson & Co., Ltd.(a)	13,789	232,356

Wesfarmers Ltd.	86,342	2,748,959

Westpac Banking Corp.	221,663	2,675,487

Woodside Petroleum Ltd.	63,058	794,560

Woolworths Group Ltd.	40,059	1,045,988

Worley Ltd.(a)	4,500	30,802

Total Australia		40,819,546

Austria – 0.5%

Andritz AG	9,646	298,168

Erste Group Bank AG*	19,390	406,436

Oesterreichische Post AG(a)	10,740	361,456

OMV AG	19,368	531,458

Raiffeisen Bank International AG	12,270	188,057

Telekom Austria AG	38,290	270,752

UNIQA Insurance Group AG	31,632	191,030

Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	14,012	311,864

Total Austria		2,559,221

Belgium – 0.9%

Ageas S.A./N.V.	12,869	526,067

Anheuser-Busch InBev S.A./N.V.	47,258	2,561,656

Bekaert S.A.	7,801	162,466

Colruyt S.A.	5,011	325,304

Proximus SADP	24,171	441,460

Solvay S.A.	5,839	502,988

UCB S.A.	4,779	543,597

Total Belgium		5,063,538

China – 3.3%

BOC Hong Kong Holdings Ltd.	456,944	1,202,795

China Everbright Environment Group Ltd.	502,000	285,006

China Jinmao Holdings Group Ltd.	692,000	381,270

China Mobile Ltd.	1,062,481	6,779,314

China Overseas Land & Investment Ltd.	327,175	818,993

China Resources Power Holdings Co., Ltd.	454,000	500,864

China South City Holdings Ltd.	2,782,000	254,867

China Unicom Hong Kong Ltd.	600,000	390,968

CITIC Ltd.	1,210,000	888,374

CITIC Telecom International Holdings Ltd.	626,000	199,512

CNOOC Ltd.	2,783,700	2,675,944

CPMC Holdings Ltd.(a)	1,092,000	479,071

CSPC Pharmaceutical Group Ltd.	220,800	427,355

Fosun International Ltd.	372,487	432,566

Guangdong Investment Ltd.	236,000	373,337

Lenovo Group Ltd.	609,003	401,549

Shougang Fushan Resources Group Ltd.	1,105,238	236,735

Sino-Ocean Group Holding Ltd.	892,500	179,652

Sinotruk Hong Kong Ltd.	155,500	398,481

Sun Art Retail Group Ltd.	281,000	310,006

Wilmar International Ltd.	251,700	811,281

Total China		18,427,940

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

Denmark – 1.8%

AP Moller—Maersk A/S Class B	232	$368,408

Carlsberg A/S Class B	1,689	227,763

Chr Hansen Holding A/S	2,551	283,643

Coloplast A/S Class B	5,955	941,411

Danske Bank A/S*	66,480	901,725

H. Lundbeck A/S	13,501	445,585

Novo Nordisk A/S Class B	49,413	3,420,047

Novozymes A/S Class B	6,210	391,222

Orsted A/S(b)	9,570	1,319,771

Scandinavian Tobacco Group A/S Class A(b)	25,265	375,129

Tryg A/S	15,670	494,706

Vestas Wind Systems A/S	4,007	650,185

Total Denmark		9,819,595

Finland – 2.4%

Elisa Oyj	10,370	611,424

Fortum Oyj	63,585	1,288,076

Kesko Oyj Class B	24,733	638,070

Kone Oyj Class B	16,640	1,464,639

Metsa Board Oyj	60,610	500,719

Neles Oyj	15,527	210,390

Neste Oyj	22,473	1,185,093

Nordea Bank Abp*	409,988	3,129,193

Orion Oyj Class B	7,946	360,322

Sampo Oyj Class A	38,930	1,542,557

Stora Enso Oyj Class R	47,530	745,470

UPM-Kymmene Oyj	36,133	1,101,232

Valmet Oyj	10,022	248,326

YIT Oyj(a)	44,892	271,373

Total Finland		13,296,884

France – 8.0%

Air Liquide S.A.	11,172	1,775,165

ALD S.A.(b)	19,195	178,272

AXA S.A.	129,560	2,396,826

Bollore S.A.	121,333	453,592

Capgemini SE	4,300	553,403

Carrefour S.A.	25,791	413,282

Cie Generale des Etablissements Michelin SCA	5,540	595,858

CNP Assurances*	39,421	493,705

Covivio	6,104	430,187

Danone S.A.	20,935	1,355,620

Dassault Systemes SE	3,157	591,404

Edenred	13,300	598,896

Eutelsat Communications S.A.	24,382	237,882

Hermes International	987	852,082

ICADE	6,964	391,331

Kering S.A.	3,068	2,042,050

Klepierre S.A.(a)	24,046	337,948

L’Oreal S.A.	9,612	3,128,973

Legrand S.A.	7,581	606,111

LVMH Moet Hennessy Louis Vuitton SE	9,257	4,335,577

Nexity S.A.	8,746	266,451

Orange S.A.	138,895	1,446,984

Pernod Ricard S.A.	4,751	758,527

Publicis Groupe S.A.	10,718	346,638

Sanofi	55,442	5,547,652

Schneider Electric SE	19,417	2,414,690

SEB S.A.	1,532	249,534

Societe BIC S.A.(a)	4,445	233,308

Sodexo S.A.	7,808	558,703

Suez S.A.	46,759	866,619

Thales S.A.	5,137	386,494

TOTAL SE(a)	159,833	5,472,905

Valeo S.A.	14,764	454,467

Veolia Environnement S.A.	33,253	718,272

Vinci S.A.	21,029	1,763,659

Vivendi S.A.	31,598	881,871

Total France		44,134,938

Germany – 9.5%

Allianz SE, Registered Shares	18,776	3,602,534

BASF SE	50,884	3,101,602

Bayer AG, Registered Shares	54,829	3,427,580

Bayerische Motoren Werke AG	36,206	2,631,908

Beiersdorf AG	3,380	384,465

Bilfinger SE	3,939	72,011

Brenntag AG	7,652	487,241

Continental AG	8,413	912,362

Covestro AG(b)	13,068	648,980

Daimler AG, Registered Shares	80,244	4,331,809

Deutsche Boerse AG	4,492	789,078

Deutsche Post AG, Registered Shares	60,545	2,761,827

Deutsche Telekom AG, Registered Shares	223,635	3,747,491

Deutsche Wohnen SE, Bearer Shares	8,655	433,273

DWS Group GmbH & Co. KGaA*(b)	7,338	252,941

E.ON SE	108,527	1,199,847

Evonik Industries AG	27,541	713,741

Freenet AG	18,568	376,033

Fresenius Medical Care AG & Co. KGaA	6,211	524,546

Fresenius SE & Co. KGaA	12,548	571,361

Hannover Rueck SE	5,417	839,767

HeidelbergCement AG	8,510	522,115

Henkel AG & Co. KGaA	6,975	653,521

Hochtief AG	5,113	398,418

Infineon Technologies AG	26,630	753,056

Jenoptik AG	2,780	74,653

LEG Immobilien AG	3,610	515,612

Merck KGaA	2,792	407,782

METRO AG	35,551	355,189

MTU Aero Engines AG	1,650	274,752

Muenchener Rueckversicherungs – Gesellschaft AG, Registered Shares	6,733	1,710,156

Rheinmetall AG	2,389	215,040

RWE AG	20,025	750,965

SAP SE	18,174	2,829,348

Siemens AG, Registered Shares	34,093	4,312,953

Siemens Energy AG*	17,046	459,747

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares		Value

Siemens Healthineers AG(b)	22,303		$1,001,684

Siltronic AG	2,610		234,505

Software AG	5,068		250,081

Suedzucker AG	31,249		604,629

Symrise AG	4,224		584,487

Talanx AG*	14,029		452,735

Telefonica Deutschland Holding AG	370,120		950,073

TUI AG(a)	76,880		292,097

Uniper SE	15,457		499,543

United Internet AG, Registered Shares	5,378		206,034

Volkswagen AG	9,841		1,721,776

Total Germany			52,841,348

Hong Kong – 2.4%

AIA Group Ltd.	178,365		1,746,826

Bank of East Asia Ltd. (The)	122,072		224,297

CLP Holdings Ltd.	102,000		947,613

Dah Sing Financial Holdings Ltd.	47,200		113,402

Hang Lung Properties Ltd.	225,000		568,452

Hang Seng Bank Ltd.	66,100		973,162

Henderson Land Development Co., Ltd.	199,859		736,255

Hong Kong & China Gas Co., Ltd.	401,781		575,454

Hong Kong Exchanges & Clearing Ltd.	30,229		1,411,207

MTR Corp., Ltd.	182,553		900,987

New World Development Co., Ltd.	119,193		576,740

Pacific Century Premium Developments Ltd.*	57,456		15,050

PCCW Ltd.	512,000		305,218

Power Assets Holdings Ltd.	136,500		715,084

Sino Land Co., Ltd.	328,400		381,368

Sun Hung Kai Properties Ltd.	107,500		1,370,452

Swire Pacific Ltd. Class A	59,500		285,600

Swire Properties Ltd.	174,400		459,066

Techtronic Industries Co., Ltd.	46,000		603,045

Television Broadcasts Ltd.	134,900		117,319

Wharf Holdings Ltd. (The)	124,000		246,720

Total Hong Kong			13,273,317

Ireland – 0.3%

CRH PLC	23,899		865,137

Kerry Group PLC Class A	3,160		405,761

Total Produce PLC	160,640		214,370

Total Ireland			1,485,268

Israel – 0.3%

Bank Leumi Le-Israel BM	75,490		332,833

Gazit-Globe Ltd.	8,396		34,023

Harel Insurance Investments & Financial Services Ltd.*	28,026		175,762

ICL Group Ltd.	86,892		307,906

Mediterranean Towers Ltd.*	95,263		199,617

Mehadrin Ltd.*	0	‡	4

Naphtha Israel Petroleum Corp., Ltd.*	8,016		30,561

NR Spuntech Industries Ltd.	19,971		67,732

Paz Oil Co., Ltd.	3,206		252,520

Phoenix Holdings Ltd. (The)*	45,996		213,688

Total Israel			1,614,646

Italy – 2.7%

A2A SpA	211,126		306,996

ACEA SpA	15,445		325,646

Anima Holding SpA(b)	87,856		345,132

Assicurazioni Generali SpA	63,307		892,700

ASTM SpA*	10,501		220,051

Azimut Holding SpA	13,974		252,682

Banca Farmafactoring SpA(b)	63,666		358,732

Banca Generali SpA	8,702		264,702

Banca Popolare di Sondrio SCPA*	107,806		226,163

Credito Emiliano SpA*	59,634		279,020

Enel SpA	495,521		4,310,399

Eni SpA	222,626		1,745,986

ERG SpA	13,806		347,429

Ferrari N.V.	1,819		334,142

Hera SpA	81,035		299,521

Infrastrutture Wireless Italiane SpA(b)	30,525		337,906

Italgas SpA	51,880		327,608

MARR SpA*	9,958		160,445

Piaggio & C. SpA	88,741		239,967

Poste Italiane SpA(b)	62,726		556,669

Recordati Industria Chimica e Farmaceutica SpA	8,179		419,515

Saras SpA*(a)	192,448		100,606

Snam SpA	182,039		936,912

Terna Rete Elettrica Nazionale SpA	106,520		746,217

UnipolSai Assicurazioni SpA	175,796		458,884

Total Italy			14,794,030

Japan – 24.8%

Aeon Co., Ltd.	26,500		709,647

AEON Financial Service Co., Ltd.	17,900		161,648

AGC, Inc.	11,800		343,277

Aisin Seiki Co., Ltd.	13,300		422,202

Alps Alpine Co., Ltd.	11,800		157,438

Amada Co., Ltd.	34,100		317,314

Aoyama Trading Co., Ltd.(a)	36,200		189,010

Aozora Bank Ltd.(a)	12,400		204,806

Asahi Group Holdings Ltd.	12,800		443,445

Asahi Kasei Corp.	52,100		451,586

Astellas Pharma, Inc.	60,400		896,871

Azbil Corp.	12,200		453,179

Bandai Namco Holdings, Inc.	10,700		779,611

Bridgestone Corp.	26,100		820,370

Brother Industries Ltd.	15,900		251,013

Canon, Inc.	71,800		1,188,275

Casio Computer Co., Ltd.(a)	17,200		276,100

Chiba Bank Ltd. (The)(a)	60,600		332,487

Chubu Electric Power Co., Inc.	36,100		438,208

Chugai Pharmaceutical Co., Ltd.	30,200		1,349,313

Citizen Watch Co., Ltd.(a)	62,900		175,235

Cosmo Energy Holdings Co., Ltd.	9,900		140,812

Dai-ichi Life Holdings, Inc.	38,933		544,907

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

Daido Steel Co., Ltd.(a)	5,000	$154,458

Daiichi Sankyo Co., Ltd.	37,200	1,138,243

Daikin Industries Ltd.	6,400	1,170,473

Daito Trust Construction Co., Ltd.	4,600	406,254

Daiwa House Industry Co., Ltd.	26,600	679,935

Denka Co., Ltd.	11,900	360,281

Denso Corp.	29,100	1,267,627

Dentsu Group, Inc.	12,400	363,669

DIC Corp.	11,800	292,736

Disco Corp.	2,300	553,805

East Japan Railway Co.	9,600	589,482

Eisai Co., Ltd.	10,700	971,750

ENEOS Holdings, Inc.	156,400	555,766

FANUC Corp.	11,800	2,249,749

Fast Retailing Co., Ltd.	1,300	811,314

FCC Co., Ltd.(a)	11,800	216,030

FIDEA Holdings Co., Ltd.	303,100	315,939

Fuji Electric Co., Ltd.	10,000	313,655

FUJIFILM Holdings Corp.	11,800	579,769

Fujikura Ltd.(a)	70,400	193,462

Fujitsu Ltd.	6,400	869,667

Fukuoka Financial Group, Inc.	11,800	197,244

Gunma Bank Ltd. (The)	98,100	325,358

Hamamatsu Photonics K.K.	9,400	471,202

Hanwa Co., Ltd.	13,500	268,644

Haseko Corp.	44,700	584,535

Hino Motors Ltd.	33,300	214,258

Hiroshima Bank Ltd. (The)(a)	82,700	470,198

Hitachi Ltd.	22,600	758,759

Hitachi Metals Ltd.(a)	23,200	355,046

Hitachi Zosen Corp.	119,800	504,039

Hokuhoku Financial Group, Inc.	24,900	249,401

Honda Motor Co., Ltd.	77,800	1,823,541

Horiba Ltd.	5,600	290,799

Hoya Corp.	9,900	1,112,612

Hyakugo Bank Ltd. (The)	100,600	313,630

Idemitsu Kosan Co., Ltd.(a)	11,951	253,901

IHI Corp.	11,200	148,053

Isuzu Motors Ltd.	36,100	313,827

ITOCHU Corp.(a)	76,100	1,936,212

Iyo Bank Ltd. (The)(a)	56,400	371,974

Japan Exchange Group, Inc.	28,500	793,452

Japan Post Holdings Co., Ltd.	171,500	1,163,268

Japan Post Insurance Co., Ltd.	21,300	333,235

Japan Steel Works Ltd. (The)(a)	17,100	298,152

Japan Tobacco, Inc.	134,644	2,449,697

Japan Wool Textile Co., Ltd. (The)	37,600	361,641

JSR Corp.(a)	16,900	398,598

JTEKT Corp.	21,900	170,170

Kajima Corp.	23,400	279,833

Kaneka Corp.(a)	11,600	323,718

Kanematsu Corp.	18,500	225,268

Kansai Electric Power Co., Inc. (The)	54,200	523,870

Kao Corp.	11,900	889,371

Kawasaki Heavy Industries Ltd.(a)	11,800	158,444

KDDI Corp.	102,100	2,569,673

Keiyo Bank Ltd. (The)	34,100	157,042

Keyence Corp.	1,400	649,787

Kintetsu World Express, Inc.	29,900	631,263

Kirin Holdings Co., Ltd.	27,400	512,403

Kitz Corp.	59,500	337,165

Koito Manufacturing Co., Ltd.	7,700	390,363

Komatsu Ltd.	44,800	980,650

Kubota Corp.	30,600	544,409

Kuraray Co., Ltd.	29,600	285,538

Kyowa Kirin Co., Ltd.	12,900	365,009

Lawson, Inc.	11,100	528,020

Lintec Corp.	13,200	305,703

LIXIL Group Corp.(a)	26,000	519,852

Mabuchi Motor Co., Ltd.	8,800	339,809

Makita Corp.	11,900	566,076

Marubeni Corp.(a)	88,000	495,745

Marui Group Co., Ltd.(a)	15,600	297,277

Maruwa Unyu Kikan Co., Ltd.(a)	8,800	346,480

Mebuki Financial Group, Inc.	120,500	271,762

Michinoku Bank Ltd. (The)	19,400	248,176

Mitsubishi Chemical Holdings Corp.	92,800	532,635

Mitsubishi Corp.	69,700	1,659,445

Mitsubishi Electric Corp.	59,600	802,818

Mitsubishi Estate Co., Ltd.	33,000	496,266

Mitsubishi Gas Chemical Co., Inc.	17,900	330,081

Mitsubishi Heavy Industries Ltd.	12,400	273,839

Mitsubishi UFJ Financial Group, Inc.	511,500	2,016,821

Mitsui Chemicals, Inc.	12,400	297,985

Mitsui Fudosan Co., Ltd.	20,900	361,735

Mizuho Financial Group, Inc.(a)	123,830	1,537,754

MS&AD Insurance Group Holdings, Inc.	22,930	613,611

Murata Manufacturing Co., Ltd.	13,800	885,695

NEC Corp.	8,800	512,006

NGK Insulators Ltd.	22,400	317,332

NGK Spark Plug Co., Ltd.	15,500	268,786

NHK Spring Co., Ltd.	36,400	231,445

Nichias Corp.	14,000	329,271

Nichiha Corp.	8,400	251,530

Nidec Corp.	9,600	891,955

Nifco, Inc.(a)	10,900	295,611

Nihon Parkerizing Co., Ltd.	25,300	246,695

Nikon Corp.(a)	23,300	156,320

Nintendo Co., Ltd.	4,100	2,317,881

Nippon Express Co., Ltd.	8,900	517,824

Nippon Paint Holdings Co., Ltd.	5,000	512,177

Nippon Steel Trading Corp.	9,300	263,939

Nippon Telegraph & Telephone Corp.	155,700	3,172,131

Nishi-Nippon Financial Holdings, Inc.(a)	45,200	313,526

Nishimatsu Construction Co., Ltd.	11,800	233,361

Nisso Corp.(a)	9,000	68,398

NOK Corp.	19,000	196,428

Nomura Real Estate Holdings, Inc.	22,600	427,029

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

Nomura Research Institute Ltd.	24,300	$712,674

North Pacific Bank Ltd.(a)	192,600	417,942

NSK Ltd.	45,200	343,080

NTT Data Corp.	33,000	419,653

NTT DOCOMO, Inc.	161,755	5,954,877

Oji Holdings Corp.	51,900	237,049

Okasan Securities Group, Inc.	95,200	312,131

Olympus Corp.	19,300	399,058

Omron Corp.	9,000	697,622

Ono Pharmaceutical Co., Ltd.	19,800	619,911

Oracle Corp.	6,000	643,608

Oriental Land Co., Ltd.(a)	2,100	293,319

Otsuka Holdings Co., Ltd.	17,100	720,750

Panasonic Corp.	97,600	822,012

Pola Orbis Holdings, Inc.	17,300	325,082

Recruit Holdings Co., Ltd.	22,200	875,126

Resona Holdings, Inc.	105,700	358,176

Ricoh Co., Ltd.(a)	32,800	219,433

Rohm Co., Ltd.	5,200	399,128

Ryohin Keikaku Co., Ltd.	16,100	265,460

San-In Godo Bank Ltd. (The)	60,600	324,448

SBI Holdings, Inc.	16,200	416,475

Secom Co., Ltd.	8,600	782,826

Seiko Epson Corp.(a)	20,300	231,797

Sekisui Chemical Co., Ltd.	27,600	438,598

Sekisui House Ltd.	45,100	793,833

Senshu Ikeda Holdings, Inc.	226,200	375,107

Seven & I Holdings Co., Ltd.	25,900	797,640

Sharp Corp.	18,200	223,857

Shimizu Corp.	41,100	307,286

Shin-Etsu Chemical Co., Ltd.	11,800	1,530,209

Shionogi & Co., Ltd.	11,900	634,749

Siix Corp.	17,300	202,295

SKY Perfect JSAT Holdings, Inc.(a)	109,300	475,397

SMC Corp.	1,300	720,155

Softbank Corp.(a)	140,400	1,566,578

SoftBank Group Corp.	11,800	723,341

Sojitz Corp.(a)	124,100	279,881

Sompo Holdings, Inc.	12,600	433,293

Sony Corp.	12,100	920,944

Stanley Electric Co., Ltd.	12,400	354,269

Subaru Corp.	50,000	962,759

Sumitomo Chemical Co., Ltd.	103,500	340,325

Sumitomo Corp.(a)	60,600	722,686

Sumitomo Forestry Co., Ltd.(a)	20,100	318,080

Sumitomo Heavy Industries Ltd.	11,900	275,370

Sumitomo Mitsui Financial Group, Inc.(a)	52,400	1,448,659

Sumitomo Mitsui Trust Holdings, Inc.	11,807	312,433

Sundrug Co., Ltd.	9,900	371,965

Suntory Beverage & Food Ltd.	11,800	441,675

Suzuki Motor Corp.	11,900	505,522

Sysmex Corp.	5,100	484,725

T&D Holdings, Inc.	33,500	327,604

Taisei Corp.	10,800	363,309

Takeda Pharmaceutical Co., Ltd.	61,000	2,164,162

Tatsuta Electric Wire and Cable Co., Ltd.(a)	60,000	347,958

Terumo Corp.	11,900	471,354

Toda Corp.	53,700	366,379

Toho Bank Ltd. (The)(a)	98,500	215,612

Toho Co., Ltd.	11,200	460,078

Tohoku Electric Power Co., Inc.	36,900	369,245

Tokai Rika Co., Ltd.(a)	22,700	336,639

Tokai Tokyo Financial Holdings, Inc.	87,900	226,559

Tokio Marine Holdings, Inc.	23,100	1,006,917

Tokyo Century Corp.(a)	6,200	335,469

Tokyo Electron Ltd.	10,700	2,771,070

Tokyo Gas Co., Ltd.	18,000	410,386

Tokyo Seimitsu Co., Ltd.(a)	12,400	391,282

Tokyu Construction Co., Ltd.	36,100	157,016

Toray Industries, Inc.	44,500	202,112

Toshiba Corp.	11,300	286,007

Tosoh Corp.	22,800	368,369

TOTO Ltd.(a)	9,300	425,211

Toyobo Co., Ltd.	26,000	356,505

Toyoda Gosei Co., Ltd.	11,800	268,919

Toyota Boshoku Corp.	18,100	254,700

Toyota Motor Corp.	116,810	7,672,955

Toyota Tsusho Corp.	14,900	415,387

Trend Micro, Inc.	10,400	631,707

TS Tech Co., Ltd.	8,000	224,619

UACJ Corp.	12,400	203,044

Ube Industries Ltd.	14,200	238,304

Wacoal Holdings Corp.	11,800	222,179

West Japan Railway Co.	9,920	487,963

Yamaguchi Financial Group, Inc.(a)	39,400	255,000

Yamaha Corp.	6,900	328,229

Yamaha Motor Co., Ltd.	22,500	324,505

Yamato Holdings Co., Ltd.	11,900	311,342

Yamazen Corp.	29,600	297,599

Yokohama Rubber Co., Ltd. (The)	12,600	178,021

Yuasa Trading Co., Ltd.(a)	12,400	384,232

Z Holdings Corp.	193,410	1,281,092

Total Japan		137,199,608

Netherlands – 2.4%

ABN AMRO Bank N.V. CVA(b)	65,731	551,272

Akzo Nobel N.V.	6,251	633,479

AMG Advanced Metallurgical Group N.V.(a)	3,178	52,621

ASML Holding N.V.	6,208	2,290,958

Euronext N.V.(b)	3,112	390,109

Heineken Holding N.V.	7,560	589,095

Heineken N.V.	11,153	992,402

Koninklijke Ahold Delhaize N.V.	41,606	1,231,930

Koninklijke DSM N.V.	6,157	1,015,133

Koninklijke KPN N.V.	239,222	563,011

Koninklijke Vopak N.V.	5,226	294,525

NN Group N.V.	17,129	643,767

Royal Dutch Shell PLC Class B	269,380	3,274,288

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

SBM Offshore N.V.	16,383	$262,429

Wolters Kluwer N.V.	8,497	725,779

Total Netherlands		13,510,798

New Zealand – 0.6%

Arvida Group Ltd.(a)	243,941	272,504

Chorus Ltd.	59,618	341,269

Fisher & Paykel Healthcare Corp., Ltd.	25,346	557,396

Infratil Ltd.	76,170	251,238

Mercury NZ Ltd.	115,205	388,368

Meridian Energy Ltd.	166,098	543,465

Spark New Zealand Ltd.	154,327	479,448

Vector Ltd.	111,849	317,169

Total New Zealand		3,150,857

Norway – 1.5%

Aker ASA Class A	5,950	256,146

Aker BP ASA	32,760	510,836

DNB ASA	87,839	1,213,858

Elkem ASA(b)	134,841	287,362

Equinor ASA	181,019	2,569,237

Gjensidige Forsikring ASA(a)	24,836	502,740

Leroy Seafood Group ASA	53,899	308,765

Mowi ASA	34,310	608,160

Orkla ASA	65,030	655,957

SpareBank 1 SR-Bank ASA*	26,487	219,107

Telenor ASA	70,138	1,172,765

Yara International ASA	6,790	260,886

Total Norway		8,565,819

Portugal – 0.3%

Altri, SGPS, S.A.(a)	16,610	72,963

EDP—Energias de Portugal S.A.	196,321	965,756

Galp Energia, SGPS, S.A.	41,335	383,507

Jeronimo Martins, SGPS, S.A.	18,849	302,926

NOS, SGPS, S.A.	43,375	154,117

Total Portugal		1,879,269

Singapore – 1.6%

CapitaLand Ltd.	183,800	364,880

China Aviation Oil Singapore Corp., Ltd.	430,200	293,082

DBS Group Holdings Ltd.	138,100	2,014,190

Genting Singapore Ltd.	1,057,200	518,881

Jardine Cycle & Carriage Ltd.	37,755	497,555

Keppel Corp., Ltd.	72,800	237,316

NetLink NBN Trust	185,000	132,133

Olam International Ltd.(a)	274,600	253,458

Oversea-Chinese Banking Corp., Ltd.	138,569	854,700

Sembcorp Industries Ltd.(a)	105,800	103,855

Singapore Exchange Ltd.	61,300	410,882

Singapore Post Ltd.	463,800	219,142

Singapore Technologies Engineering Ltd.	155,600	394,386

Singapore Telecommunications Ltd.	855,100	1,327,970

StarHub Ltd.	255,300	224,423

United Overseas Bank Ltd.	56,201	783,463

Venture Corp., Ltd.	17,100	241,011

Yanlord Land Group Ltd.	395,800	327,635

Total Singapore		9,198,962

Spain – 3.2%

Acciona S.A.(a)	2,848	309,925

ACS Actividades de Construccion y Servicios S.A.(a)	16,082	365,196

Aena SME S.A.*(b)	6,926	968,928

CaixaBank S.A.	365,590	777,250

Cellnex Telecom S.A.(b)	10,206	622,340

Cia de Distribucion Integral Logista Holdings S.A.	11,829	202,521

Cie Automotive S.A.	3,603	68,150

ContourGlobal PLC(b)	73,101	182,962

Ebro Foods S.A.	5,495	127,972

Enagas S.A.	17,262	398,672

Endesa S.A.	61,119	1,636,254

Euskaltel S.A.(b)	28,492	301,703

Ferrovial S.A.	28,726	698,975

Grifols S.A.(a)	9,810	282,876

Iberdrola S.A.	261,651	3,224,733

Industria de Diseno Textil S.A.	112,844	3,149,372

Mapfre S.A.	148,344	232,579

Mediaset Espana Comunicacion S.A.*	42,916	159,532

Naturgy Energy Group S.A.	54,683	1,097,804

Prosegur Cash S.A.(b)	112,896	92,671

Prosegur Cia de Seguridad S.A.	75,341	180,231

Red Electrica Corp. S.A.	27,190	510,628

Repsol S.A.	100,970	677,499

Telefonica S.A.	305,192	1,051,104

Unicaja Banco S.A.*(b)	206,296	154,945

Viscofan S.A.	2,067	137,918

Zardoya Otis S.A.	42,157	257,559

Total Spain		17,870,299

Sweden – 2.4%

Assa Abloy AB Class B	22,511	528,443

Atlas Copco AB Class A	14,765	707,400

Atlas Copco AB Class B	18,163	761,425

Axfood AB	18,646	427,920

Bilia AB Class A*	27,541	348,032

Boliden AB	18,797	560,130

Castellum AB	20,139	459,034

Essity AB Class B*(a)	18,474	625,020

Evolution Gaming Group AB(b)	3,934	261,446

Fabege AB	20,865	289,779

Hexpol AB*	30,020	269,174

Husqvarna AB Class B	34,821	384,081

ICA Gruppen AB(a)	9,083	462,066

Investment AB Latour Class B(a)	25,812	607,952

JM AB	8,382	261,106

NCC AB Class B	13,704	250,653

Samhallsbyggnadsbolaget i Norden AB(a)	86,620	263,054

Securitas AB Class B*	28,820	441,960

Svenska Handelsbanken AB Class A*	110,736	931,915

Swedish Match AB	8,759	717,161

Tele2 AB Class B(a)	27,762	393,321

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

Telefonaktiebolaget LM Ericsson Class B	52,860	$580,456

Telia Co. AB	249,886	1,028,860

Volvo AB Class A*(a)	22,382	434,636

Volvo AB Class B*	64,221	1,241,726

Total Sweden		13,236,750

Switzerland – 9.9%

ABB Ltd., Registered Shares	108,105	2,759,251

Adecco Group AG, Registered Shares	11,326	600,108

Baloise Holding AG, Registered Shares	3,417	503,949

Cembra Money Bank AG	3,652	434,861

Cie Financiere Richemont S.A., Registered Shares	13,164	884,048

Coca-Cola HBC AG*	11,421	282,308

Credit Suisse Group AG, Registered Shares	92,031	925,970

EFG International AG*	34,615	193,279

EMS-Chemie Holding AG, Registered Shares	842	757,456

Geberit AG, Registered Shares	1,092	648,722

Givaudan S.A., Registered Shares	283	1,222,868

Helvetia Holding AG, Registered Shares	3,383	288,314

Julius Baer Group Ltd.	10,739	459,016

Kuehne + Nagel International AG, Registered Shares(a)	6,694	1,306,377

LafargeHolcim Ltd., Registered Shares*	28,135	1,285,865

Logitech International S.A., Registered Shares	7,423	579,135

Lonza Group AG, Registered Shares	1,130	699,339

Nestle S.A., Registered Shares	81,315	9,677,259

Novartis AG, Registered Shares	86,791	7,548,810

OC Oerlikon Corp. AG, Registered Shares	28,906	231,248

Partners Group Holding AG	955	881,043

Roche Holding AG, Bearer Shares	5,609	1,930,412

Roche Holding AG Genusschein	23,866	8,186,525

Schindler Holding AG, Participation Certificate	1,881	514,908

SGS S.A., Registered Shares	285	765,894

STMicroelectronics N.V.	22,293	686,225

Sunrise Communications Group AG*(b)	4,977	590,469

Swatch Group AG (The), Registered Shares	7,643	344,403

Swiss Life Holding AG, Registered Shares	1,414	536,358

Swiss Re AG	17,913	1,331,265

Swisscom AG, Registered Shares	2,280	1,212,526

Tecan Group AG, Registered Shares	942	470,616

UBS Group AG, Registered Shares	222,646	2,496,059

Vifor Pharma AG	2,320	316,656

Vontobel Holding AG, Registered Shares	6,576	433,390

Zurich Insurance Group AG	7,959	2,778,178

Total Switzerland		54,763,110

United Kingdom – 13.0%

Admiral Group PLC	16,043	541,531

Anglo American PLC	57,835	1,402,518

Antofagasta PLC	49,098	649,655

Ashmore Group PLC(a)	38,059	176,244

AstraZeneca PLC	48,161	5,265,542

BAE Systems PLC	136,953	853,395

Berkeley Group Holdings PLC	3,668	200,491

Bodycote PLC	40,033	301,471

BP PLC	1,392,364	4,053,708

Brewin Dolphin Holdings PLC	89,139	269,083

British American Tobacco PLC	189,777	6,814,420

Chemring Group PLC	76,191	237,877

Coca-Cola European Partners PLC	13,764	541,509

Croda International PLC	3,242	261,954

Daily Mail & General Trust PLC Class A Non-Voting Shares	27,642	232,281

DCC PLC	3,899	302,841

Derwent London PLC	6,904	229,385

Diageo PLC	57,541	1,971,308

Diversified Gas & Oil PLC	144,234	195,789

Drax Group PLC	65,937	226,918

easyJet PLC	29,396	190,624

Electrocomponents PLC	27,666	254,837

Evraz PLC	180,173	802,669

Fiat Chrysler Automobiles N.V.*	94,289	1,157,426

Fresnillo PLC	47,034	727,842

GlaxoSmithKline PLC	293,043	5,500,843

Halma PLC	13,564	411,208

Hargreaves Lansdown PLC	12,020	242,726

HomeServe PLC	10,683	170,704

Imperial Brands PLC	111,407	1,969,568

Informa PLC*	45,308	220,532

Intertek Group PLC	4,500	368,487

J Sainsbury PLC	75,104	185,402

Legal & General Group PLC	366,531	892,499

Liontrust Asset Management PLC	10,803	173,180

London Stock Exchange Group PLC	6,312	724,295

Marston’s PLC	298,655	169,884

Mondi PLC	19,448	412,209

Moneysupermarket.com Group PLC	60,199	207,949

National Grid PLC	226,495	2,605,447

Paragon Banking Group PLC	56,355	242,610

Pearson PLC	12,213	86,713

Pennon Group PLC	32,873	438,157

Persimmon PLC	43,184	1,380,633

Phoenix Group Holdings PLC	44,551	396,372

Polar Capital Holdings PLC	23,680	143,883

Prudential PLC	76,899	1,102,512

QinetiQ Group PLC	79,600	285,875

Quilter PLC(b)	124,525	206,384

Reckitt Benckiser Group PLC	21,065	2,058,802

RELX PLC	43,297	966,117

Rio Tinto PLC	68,506	4,123,122

Rotork PLC	70,190	256,073

Royal Dutch Shell PLC Class A	272,293	3,393,124

Sage Group PLC (The)	45,418	423,228

Segro PLC	60,297	726,824

Severn Trent PLC	13,625	429,615

Smith & Nephew PLC	20,378	399,517

Spectris PLC	6,312	198,863

Spirax-Sarco Engineering PLC	2,777	397,245

SSE PLC	101,533	1,585,643

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2020

Investments	Shares	Value

Standard Life Aberdeen PLC	231,540	$676,497

Tate & Lyle PLC	32,100	276,051

TechnipFMC PLC(a)	20,687	132,549

Tesco PLC	253,319	695,918

Unilever N.V.	55,554	3,354,989

Unilever PLC	36,977	2,283,112

United Utilities Group PLC	41,306	457,001

Vodafone Group PLC	1,909,062	2,534,178

WM Morrison Supermarkets PLC	130,553	287,177

Total United Kingdom		72,055,035
TOTAL COMMON STOCKS (Cost: $557,333,153)		549,560,778

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International Dividend ex-Financials Fund(c)
(Cost: $51,652)	1,371	49,323

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%

United States – 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $17,344,543)	17,344,543	$17,344,543

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $574,729,348)		566,954,644

Other Assets less Liabilities – (2.3)%		(13,005,696)

NET ASSETS – 100.0%		$553,948,948
*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,463,795 and the total market value of the collateral held by the Fund was $32,146,131. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,801,588.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International Dividend ex-Financials Fund	$510,748	$3,128,246	$3,516,206	$(17,138)	$(56,327)	$49,323	$36,949

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2020	50,676	CHF	76,828	AUD	$91	$—
Bank of Montreal	10/2/2020	81,103	USD	69,219	EUR	—	(67)
State Street Bank and Trust	10/2/2020	22,918	GBP	41,321	AUD	11	—
State Street Bank and Trust	10/2/2020	11,105,691	JPY	147,150	AUD	—	(232)
						$102	$(299)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$136,729,410	$470,198	$—	$137,199,608
Other	412,361,170	—	—	412,361,170
Exchange-Traded Fund	49,323	—	—	49,323
Investment of Cash Collateral for Securities Loaned	—	17,344,543	—	17,344,543
Total Investments in Securities	$549,139,903	$17,814,741	$—	$566,954,644
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$102	$—	$102
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(299)	$—	$(299)
Total – Net	$549,139,903	$17,814,544	$—	$566,954,447
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 9.6%

AGL Energy Ltd.	26,966	$263,246

Alumina Ltd.(a)	242,633	239,122

Ampol Ltd.	8,460	145,226

APA Group(a)	33,846	250,597

Aurizon Holdings Ltd.	62,848	191,447

AusNet Services(a)	137,493	185,270

Australia & New Zealand Banking Group Ltd.	63,691	786,102

Bank of Queensland Ltd.(a)	17,242	70,812

Bendigo & Adelaide Bank Ltd.(a)	15,508	67,137

BHP Group Ltd.	87,178	2,224,459

BHP Group PLC	67,642	1,446,208

Coca-Cola Amatil Ltd.	25,591	174,252

Commonwealth Bank of Australia	36,603	1,668,821

Downer EDI Ltd.	29,452	92,883

Fortescue Metals Group Ltd.	75,160	878,096

IOOF Holdings Ltd.(a)	26,392	58,263

JB Hi-Fi Ltd.(a)	4,571	154,181

Jupiter Mines Ltd.	362,946	72,840

Macquarie Group Ltd.	6,001	514,296

Magellan Financial Group Ltd.	2,864	116,269

Medibank Pvt Ltd.(a)	44,629	80,289

Metcash Ltd.(a)	21,151	41,842

National Australia Bank Ltd.	70,868	901,605

Nine Entertainment Co. Holdings Ltd.(a)	51,428	64,322

Orora Ltd.	30,707	52,822

Pendal Group Ltd.	13,743	53,783

Premier Investments Ltd.	6,940	102,270

QBE Insurance Group Ltd.	22,714	140,173

Rio Tinto Ltd.	10,435	705,446

South32 Ltd.	168,858	246,899

Southern Cross Media Group Ltd.*	97,757	10,510

Spark Infrastructure Group	86,211	126,673

Suncorp Group Ltd.(a)	27,990	169,522

Wesfarmers Ltd.	49,603	1,579,262

Westpac Banking Corp.	89,136	1,075,877

Woodside Petroleum Ltd.	35,340	445,300

Total Australia		15,396,122

Austria – 0.6%

Agrana Beteiligungs AG	5,261	101,053

Andritz AG	3,683	113,846

BAWAG Group AG(b)	2,605	94,087

Erste Group Bank AG*	7,401	155,133

Oesterreichische Post AG(a)	4,029	135,596

OMV AG	9,048	248,277

Voestalpine AG	6,355	167,674

Total Austria		1,015,666

Belgium – 0.4%

Ageas S.A./N.V.	3,967	162,165

Proximus SADP	13,119	239,606

Solvay S.A.(a)	3,056	263,253

Total Belgium		665,024
Investments	Shares	Value

China – 4.8%

BOC Hong Kong Holdings Ltd.	193,047	$508,150

China Jinmao Holdings Group Ltd.	236,000	130,028

China Mobile Ltd.	644,000	4,109,136

China Power International Development Ltd.	523,000	96,502

China Resources Power Holdings Co., Ltd.	244,000	269,187

CITIC Telecom International Holdings Ltd.	273,000	87,008

CNOOC Ltd.	1,679,000	1,614,006

Lenovo Group Ltd.	356,000	234,730

Shenzhen Investment Ltd.	364,000	106,147

Shougang Fushan Resources Group Ltd.	414,838	88,856

Sino-Ocean Group Holding Ltd.	380,000	76,490

Sinotruk Hong Kong Ltd.	100,000	256,258

Yuexiu Property Co., Ltd.	534,000	104,044

Total China		7,680,542

Denmark – 0.5%

Danske Bank A/S*	27,725	376,058

H. Lundbeck A/S	7,059	232,974

Scandinavian Tobacco Group A/S Class A(b)	5,780	85,820

Topdanmark A/S	1,987	96,099

Total Denmark		790,951

Finland – 3.2%

Elisa Oyj	5,023	296,160

Fortum Oyj	33,082	670,160

Kemira Oyj	6,420	81,834

Kesko Oyj Class B	8,591	221,633

Lassila & Tikanoja Oyj	5,753	87,431

Metsa Board Oyj	16,404	135,519

Neles Oyj	5,705	77,303

Nokian Renkaat Oyj	6,084	172,296

Nordea Bank Abp*	164,851	1,258,209

Orion Oyj Class B	4,033	182,882

Sampo Oyj Class A	14,900	590,396

Sanoma Oyj	5,371	68,777

Stora Enso Oyj Class R	22,941	359,811

TietoEVRY Oyj	5,347	147,976

UPM-Kymmene Oyj	19,818	603,997

YIT Oyj(a)	17,362	104,954

Total Finland		5,059,338

France – 7.2%

ALD S.A.(b)	13,793	128,101

AXA S.A.	53,489	989,532

Cie Generale des Etablissements Michelin SCA	3,982	428,286

CNP Assurances*	13,257	166,029

Covivio	2,166	152,652

Eutelsat Communications S.A.(a)	11,915	116,248

Gaztransport Et Technigaz S.A.	1,164	111,313

ICADE	2,888	162,287

Imerys S.A.	2,827	105,287

Klepierre S.A.(a)	10,342	145,349

Orange S.A.	88,571	922,717

Publicis Groupe S.A.	6,255	202,297

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

Investments	Shares	Value

Sanofi	33,959	$3,398,015

Societe BIC S.A.	2,042	107,180

Suez S.A.	20,553	380,924

TOTAL SE(a)	97,209	3,328,572

Valeo S.A.	8,186	251,982

Veolia Environnement S.A.	16,007	345,755

Total France		11,442,526

Germany – 13.4%

Allianz SE, Registered Shares	6,981	1,339,438

Aurubis AG	1,422	96,949

BASF SE	32,171	1,960,963

Bayer AG, Registered Shares	33,433	2,090,030

Bayerische Motoren Werke AG	23,124	1,680,944

Continental AG	4,949	536,703

Covestro AG(b)	6,927	344,007

Daimler AG, Registered Shares	50,088	2,703,899

Deutsche Post AG, Registered Shares	34,922	1,593,006

Deutsche Telekom AG, Registered Shares	143,488	2,404,454

DWS Group GmbH & Co. KGaA*(b)	4,211	145,153

E.ON SE	63,909	706,562

Evonik Industries AG	14,863	385,183

Freenet AG	9,654	195,510

Hannover Rueck SE	1,779	275,788

Hochtief AG	2,507	195,352

METRO AG	12,412	124,008

Muenchener Rueckversicherungs—Gesellschaft AG, Registered Shares	2,396	608,575

Siemens AG, Registered Shares	21,128	2,672,809

Siemens Energy AG*	10,564	284,921

Siltronic AG	1,906	171,251

Talanx AG*	4,855	156,677

Telefonica Deutschland Holding AG	216,732	556,336

TUI AG(a)	37,662	143,093

Total Germany		21,371,611

Hong Kong – 1.6%

Dah Sing Financial Holdings Ltd.	6,800	16,338

Hang Lung Properties Ltd.	81,000	204,643

Hang Seng Bank Ltd.	27,818	409,553

Henderson Land Development Co., Ltd.	70,220	258,681

Hutchison Port Holdings Trust	722,423	118,477

Kowloon Development Co., Ltd.	48,000	58,591

New World Development Co., Ltd.	46,872	226,800

Pacific Century Premium Developments Ltd.*	42,269	11,072

PCCW Ltd.	391,380	233,313

Power Assets Holdings Ltd.	68,518	358,946

Sino Land Co., Ltd.	118,000	137,032

Sun Hung Kai Properties Ltd.	41,500	529,058

Television Broadcasts Ltd.	52,100	45,310

Total Hong Kong		2,607,814

Israel – 0.3%

Bank Leumi Le-Israel BM	27,849	122,785

Delek Group Ltd.*	799	15,568

First International Bank of Israel Ltd.	3,632	75,480
Investments	Shares	Value

ICL Group Ltd.	33,950	$120,303

Mediterranean Towers Ltd.*	30,960	64,875

Naphtha Israel Petroleum Corp., Ltd.*	11,827	45,091

Paz Oil Co., Ltd.	825	64,981

Total Israel		509,083

Italy – 4.2%

A2A SpA	103,992	151,213

ACEA SpA	5,466	115,246

Assicurazioni Generali SpA	32,582	459,443

Azimut Holding SpA	5,130	92,762

Banca Generali SpA	3,517	106,982

Enav SpA(b)	22,880	86,876

Enel SpA	304,125	2,645,499

Eni SpA	141,007	1,105,874

ERG SpA	5,137	129,273

Italgas SpA	23,116	145,971

MARR SpA*	5,730	92,323

Mediobanca Banca di Credito Finanziario SpA	21,275	167,103

Poste Italiane SpA(b)	23,571	209,184

Snam SpA	108,791	559,921

Telecom Italia SpA RSP	289,642	117,111

Terna Rete Elettrica Nazionale SpA	54,473	381,606

UnipolSai Assicurazioni SpA	82,461	215,250

Total Italy		6,781,637

Japan – 16.8%

AEON Financial Service Co., Ltd.	3,700	33,413

Aisin Seiki Co., Ltd.	8,000	253,956

Amada Co., Ltd.	12,400	115,387

AOKI Holdings, Inc.(a)	14,500	72,273

Aoyama Trading Co., Ltd.(a)	7,200	37,593

Aozora Bank Ltd.(a)	4,900	80,931

Asahi Holdings, Inc.	2,400	77,324

Bridgestone Corp.	19,000	597,205

Canon Electronics, Inc.	6,200	86,305

Canon, Inc.	46,100	762,946

Chugoku Electric Power Co., Inc. (The)(a)	11,800	147,486

Citizen Watch Co., Ltd.(a)	21,100	58,783

Daito Trust Construction Co., Ltd.	2,000	176,632

Daiwa Securities Group, Inc.(a)	33,900	141,569

DIC Corp.	3,900	96,752

ENEOS Holdings, Inc.	95,000	337,582

Exedy Corp.	4,900	63,427

FANUC Corp.	7,100	1,353,662

Fukuoka Financial Group, Inc.	4,800	80,235

H.U. Group Holdings, Inc.(a)	3,500	93,263

Hanwa Co., Ltd.	4,800	95,518

Haseko Corp.	16,900	220,999

Heiwa Corp.(a)	4,900	80,328

Hitachi Construction Machinery Co., Ltd.(a)	5,700	205,250

Honda Motor Co., Ltd.	48,900	1,146,159

ITOCHU Corp.(a)	44,400	1,129,669

Itochu Enex Co., Ltd.	12,300	112,825

Japan Exchange Group, Inc.	9,000	250,564

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

Investments	Shares	Value

Japan Post Holdings Co., Ltd.	69,000	$468,020

Japan Tobacco, Inc.	79,900	1,453,691

JSR Corp.(a)	6,000	141,514

Kanematsu Electronics Ltd.	2,400	96,882

Kansai Electric Power Co., Inc. (The)	24,200	233,905

Komatsu Ltd.	28,700	628,229

Lawson, Inc.	4,200	199,792

LIXIL Group Corp.	11,000	219,937

Marubeni Corp.(a)	54,100	304,771

Matsui Securities Co., Ltd.(a)	8,800	78,552

Mebuki Financial Group, Inc.	34,100	76,905

Mitsubishi Chemical Holdings Corp.	52,700	302,477

Mitsubishi Corp.(a)	45,176	1,075,568

Mitsubishi Gas Chemical Co., Inc.	10,200	188,091

Mitsubishi UFJ Financial Group, Inc.	221,800	874,547

Mitsui Chemicals, Inc.	4,900	117,752

Mixi, Inc.(a)	4,500	120,677

Mizuho Financial Group, Inc.(a)	46,760	580,678

MS&AD Insurance Group Holdings, Inc.(a)	10,100	270,278

Nikon Corp.(a)	13,100	87,888

Nippon Steel Trading Corp.	3,100	87,980

Nishimatsu Construction Co., Ltd.	4,900	96,904

Nitto Denko Corp.	4,900	317,597

NSK Ltd.	18,200	138,143

NTT DOCOMO, Inc.	103,557	3,812,366

Resona Holdings, Inc.	40,900	138,594

Sankyo Co., Ltd.	4,000	104,425

SBI Holdings, Inc.	4,900	125,971

Seiko Epson Corp.(a)	13,600	155,292

Sekisui House Ltd.	21,500	378,435

Seven Bank Ltd.(a)	30,600	73,941

Shimizu Corp.	22,700	169,718

Showa Denko K.K.	4,500	81,958

SKY Perfect JSAT Holdings, Inc.(a)	24,100	104,822

Sojitz Corp.(a)	49,100	110,734

Subaru Corp.	29,200	562,252

SUMCO Corp.	11,500	160,736

Sumitomo Chemical Co., Ltd.	53,300	175,259

Sumitomo Corp.(a)	39,100	466,288

Sumitomo Mitsui Financial Group, Inc.(a)	23,500	649,685

Sumitomo Rubber Industries Ltd.	11,000	101,421

T-Gaia Corp.	4,900	91,564

Takeda Pharmaceutical Co., Ltd.	37,900	1,344,619

Teijin Ltd.	5,100	78,725

Tokyo Electron Ltd.	5,800	1,502,075

Tosoh Corp.	10,000	161,565

Toyota Boshoku Corp.	7,800	109,760

Yamaha Motor Co., Ltd.	12,200	175,954

Total Japan		26,904,973

Netherlands – 0.7%

ABN AMRO Bank N.V. CVA(b)	27,096	227,249

ASR Nederland N.V.	3,016	101,504

BE Semiconductor Industries N.V.	5,183	222,388
Investments	Shares	Value

ForFarmers N.V.	3,220	$19,710

Koninklijke KPN N.V.	120,062	282,567

NN Group N.V.	6,821	256,357

Total Netherlands		1,109,775

New Zealand – 0.8%

Chorus Ltd.	12,419	71,090

Contact Energy Ltd.	27,177	119,461

Genesis Energy Ltd.	69,617	135,059

Infratil Ltd.	23,131	76,295

Mercury NZ Ltd.	49,144	165,669

Meridian Energy Ltd.	83,749	274,023

Spark New Zealand Ltd.	88,998	276,490

Vector Ltd.	48,957	138,827

Z Energy Ltd.(a)	16,693	30,233

Total New Zealand		1,287,147

Norway – 2.5%

AF Gruppen ASA(a)	4,438	81,298

Aker ASA Class A	1,409	60,657

Aker BP ASA	16,015	249,726

Atea ASA*	6,563	80,244

DNB ASA	36,177	499,935

Elkem ASA(b)	55,854	119,031

Equinor ASA	107,254	1,522,276

Gjensidige Forsikring ASA(a)	9,134	184,894

Mowi ASA	17,046	302,148

Ocean Yield ASA(a)	24,247	57,919

SpareBank 1 SR-Bank ASA*	10,543	87,214

Telenor ASA	42,099	703,930

Total Norway		3,949,272

Portugal – 0.6%

EDP—Energias de Portugal S.A.	118,469	582,781

Galp Energia, SGPS, S.A.	23,888	221,633

NOS, SGPS, S.A.	21,770	77,352

REN—Redes Energeticas Nacionais, SGPS, S.A.	30,998	86,149

Total Portugal		967,915

Singapore – 2.4%

CapitaLand Ltd.	96,300	191,175

DBS Group Holdings Ltd.	57,945	845,128

Genting Singapore Ltd.	364,000	178,654

Keppel Corp., Ltd.	50,700	165,274

Keppel Infrastructure Trust	184,221	73,548

NetLink NBN Trust	213,900	152,774

Olam International Ltd.	69,200	63,872

Oversea-Chinese Banking Corp., Ltd.	63,346	390,721

Singapore Exchange Ltd.	21,700	145,451

Singapore Technologies Engineering Ltd.	76,600	194,151

Singapore Telecommunications Ltd.	544,500	845,473

StarHub Ltd.	139,500	122,628

United Overseas Bank Ltd.	24,600	342,933

Venture Corp., Ltd.	10,500	147,989

Total Singapore		3,859,771

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

Investments	Shares	Value

Spain – 4.4%

ACS Actividades de Construccion y Servicios S.A.	8,503	$193,089

Aena SME S.A.*(b)	3,993	558,610

Bankia S.A.	66,884	97,373

Bankinter S.A.(a)	17,449	75,237

CaixaBank S.A.	153,251	325,814

Cia de Distribucion Integral Logista Holdings S.A.	5,017	85,895

Enagas S.A.	9,653	222,939

Ence Energia y Celulosa S.A.*(a)	12,299	31,614

Endesa S.A.	40,324	1,079,538

Euskaltel S.A.(b)	6,743	71,402

Iberdrola S.A.	159,642	1,967,517

Mapfre S.A.	70,064	109,849

Naturgy Energy Group S.A.	33,220	666,917

Prosegur Cash S.A.(b)	51,632	42,382

Red Electrica Corp. S.A.	16,690	313,438

Repsol S.A.	66,226	444,370

Sacyr S.A.	24,123	42,998

Telefonica S.A.	190,848	657,295

Zardoya Otis S.A.	19,283	117,810

Total Spain		7,104,087

Sweden – 1.3%

Axfood AB	5,849	134,233

Bilia AB Class A*	4,449	56,221

Boliden AB	7,138	212,704

Holmen AB Class B	3,341	124,308

Intrum AB	4,209	103,838

JM AB	3,235	100,773

NetEnt AB*	11,523	98,493

SKF AB Class B	12,403	257,345

Svenska Handelsbanken AB Class A*	44,107	371,189

Telia Co. AB	163,338	672,514

Total Sweden		2,131,618

Switzerland – 4.8%

ABB Ltd., Registered Shares	62,204	1,587,683

Adecco Group AG, Registered Shares	5,903	312,771

Baloise Holding AG, Registered Shares	737	108,695

Helvetia Holding AG, Registered Shares	907	77,299

Kuehne + Nagel International AG, Registered Shares	3,785	738,667

LafargeHolcim Ltd., Registered Shares*	16,351	747,296

Sulzer AG, Registered Shares	1,248	100,587

Sunrise Communications Group AG*(b)	2,138	253,651

Swiss Life Holding AG, Registered Shares	472	179,039

Swiss Re AG	7,256	539,254

Swisscom AG, Registered Shares	1,503	799,310

UBS Group AG, Registered Shares	87,569	981,726

Vontobel Holding AG, Registered Shares	1,525	100,505

Zurich Insurance Group AG	3,142	1,096,750

Total Switzerland		7,623,233

United Kingdom – 19.0%

Admiral Group PLC	7,811	263,660

Anglo American PLC	35,274	855,406
Investments	Shares	Value

Antofagasta PLC	26,819	$354,864

AstraZeneca PLC	29,504	3,225,733

BAE Systems PLC	112,946	703,800

Bodycote PLC	13,191	99,336

BP PLC	843,119	2,454,644

British American Tobacco PLC	113,177	4,063,905

Daily Mail & General Trust PLC Class A Non-Voting Shares	10,319	86,713

Diversified Gas & Oil PLC	28,715	38,979

Drax Group PLC	17,759	61,116

easyJet PLC	18,198	118,008

Evraz PLC	106,239	473,293

Fiat Chrysler Automobiles N.V.*	59,261	727,447

GlaxoSmithKline PLC	184,477	3,462,901

Hastings Group Holdings PLC(b)	25,602	83,540

Imperial Brands PLC	67,824	1,199,063

J Sainsbury PLC	77,795	192,045

Jupiter Fund Management PLC	22,225	64,361

Legal & General Group PLC	146,449	356,602

Marston’s PLC	17,936	10,203

Mondi PLC	11,233	238,088

National Grid PLC	140,215	1,612,940

Pennon Group PLC	15,789	210,448

Persimmon PLC	25,156	804,261

Phoenix Group Holdings PLC	20,313	180,726

Rio Tinto PLC	43,317	2,607,090

Royal Dutch Shell PLC Class A	177,434	2,211,058

Severn Trent PLC	7,288	229,801

SSE PLC	59,707	932,445

St. James’s Place PLC	10,569	127,208

Standard Life Aberdeen PLC	85,157	248,805

Tate & Lyle PLC	15,128	130,096

TP ICAP PLC	19,017	56,103

United Utilities Group PLC	23,482	259,800

Vodafone Group PLC	1,198,797	1,591,339

Total United Kingdom		30,335,827
TOTAL COMMON STOCKS (Cost: $193,692,161)		158,593,932

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International LargeCap Dividend Fund(c)
(Cost: $86,628)	2,006	82,895

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%

United States – 3.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $6,333,529)	6,333,529	6,333,529

TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $200,112,318)		165,010,356

Other Assets less Liabilities – (3.1)%		(5,037,450)

NET ASSETS – 100.0%		$159,972,906

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,211,417. The Fund also had securities on loan having a total market value of $24,527 that were sold and pending settlement. The total market value of the collateral held by the Fund was $10,807,494. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,473,965.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund	$94,319	$1,081,451	$1,065,562	$(10,511)	$(16,802)	$82,895	$10,675

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2020	15,697	CHF	23,787	AUD	$36	$—
Deutsche Bank AG	10/2/2020	120,728	NOK	12,938	USD	—	(35)
Morgan Stanley & Co. International	10/2/2020	132,012	ILS	38,533	USD	64	—
Royal Bank of Canada	10/2/2020	18,660	USD	1,967,428	JPY	16	—
Royal Bank of Canada	10/2/2020	10,635	USD	16,075	NZD	9	—
State Street Bank and Trust	10/2/2020	26,352	EUR	43,126	AUD	—	(9)
State Street Bank and Trust	10/2/2020	38,430	GBP	69,265	AUD	37	—
UBS AG	10/2/2020	7,822	USD	10,679	SGD	—	(0)^
						$162	$(44)

^	Amount represents less than $1.

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$158,593,932	$—	$—	$158,593,932
Exchange-Traded Fund	82,895	—	—	82,895
Investment of Cash Collateral for Securities Loaned	—	6,333,529	—	6,333,529
Total Investments in Securities	$158,676,827	$6,333,529	$—	$165,010,356

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$162	$—	$162

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(44)	$—	$(44)
Total – Net	$158,676,827	$6,333,647	$—	$165,010,474
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 7.4%

Australia & New Zealand Banking Group Ltd.	133,753	$1,650,837

BHP Group Ltd.	126,510	3,228,066

BHP Group PLC	98,652	2,109,211

Commonwealth Bank of Australia	77,588	3,537,427

CSL Ltd.	5,219	1,073,586

Fortescue Metals Group Ltd.	108,800	1,271,113

Macquarie Group Ltd.	13,175	1,129,121

National Australia Bank Ltd.	152,211	1,936,475

Rio Tinto Ltd.(a)	15,469	1,045,764

Telstra Corp., Ltd.	380,294	757,760

Transurban Group	93,945	950,098

Wesfarmers Ltd.	69,421	2,210,228

Westpac Banking Corp.	189,685	2,289,511

Woodside Petroleum Ltd.	53,839	678,396

Woolworths Group Ltd.	38,543	1,006,404

Total Australia		24,873,997

Austria – 0.2%

Erste Group Bank AG*	14,784	309,889

OMV AG	13,310	365,227

Total Austria		675,116

Belgium – 0.7%

Anheuser-Busch InBev S.A./N.V.	39,550	2,143,838

UCB S.A.	3,200	363,991

Total Belgium		2,507,829

China – 3.6%

BOC Hong Kong Holdings Ltd.	416,134	1,095,372

China Mobile Ltd.	945,184	6,030,884

China Overseas Land & Investment Ltd.	272,000	680,877

China Unicom Hong Kong Ltd.	546,000	355,781

CITIC Ltd.	1,093,623	802,931

CNOOC Ltd.	2,491,674	2,395,222

Wilmar International Ltd.	187,000	602,740

Total China		11,963,807

Denmark – 1.7%

AP Moller—Maersk A/S Class B	206	327,121

Carlsberg A/S Class B	2,367	319,192

Coloplast A/S Class B	4,123	651,795

DSV Panalpina A/S	634	103,623

Novo Nordisk A/S Class B	44,759	3,097,927

Orsted A/S(b)	7,015	967,418

Vestas Wind Systems A/S	2,584	419,286

Total Denmark		5,886,362

Finland – 2.1%

Fortum Oyj	50,198	1,016,888

Kone Oyj Class B	14,471	1,273,725

Neste Oyj	16,167	852,552

Nordea Bank Abp*	348,319	2,658,511

Sampo Oyj Class A(a)	31,415	1,244,783

Total Finland		7,046,459
Investments	Shares	Value

France – 9.7%

Air Liquide S.A.	10,232	$1,625,805

AXA S.A.	116,078	2,147,412

Capgemini SE	2,806	361,128

Carrefour S.A.	20,761	332,680

Cie Generale des Etablissements Michelin SCA	5,930	637,804

Danone S.A.	17,853	1,156,049

Dassault Systemes SE	1,203	225,359

Hermes International	759	655,249

Kering S.A.	2,656	1,767,824

L’Oreal S.A.	8,481	2,760,801

Legrand S.A.	5,453	435,974

LVMH Moet Hennessy Louis Vuitton SE	8,395	3,931,854

Orange S.A.	130,640	1,360,985

Pernod Ricard S.A.	3,875	618,668

Sanofi	49,617	4,964,789

Schneider Electric SE	17,528	2,179,775

Sodexo S.A.	3,715	265,827

Thales S.A.	4,007	301,476

TOTAL SE(a)	140,395	4,807,321

Vinci S.A.	17,266	1,448,064

Vivendi S.A.	25,895	722,706

Total France		32,707,550

Germany – 11.1%

Allianz SE, Registered Shares	14,863	2,851,750

BASF SE	47,520	2,896,552

Bayer AG, Registered Shares	48,297	3,019,239

Bayerische Motoren Werke AG	32,856	2,388,388

Beiersdorf AG	1,576	179,265

Continental AG	7,470	810,097

Daimler AG, Registered Shares	71,688	3,869,931

Deutsche Boerse AG	3,297	579,161

Deutsche Post AG, Registered Shares	50,283	2,293,715

Deutsche Telekom AG, Registered Shares	211,711	3,547,678

Deutsche Wohnen SE, Bearer Shares	6,192	309,974

E.ON SE	93,189	1,030,274

Fresenius Medical Care AG & Co. KGaA	5,174	436,967

Fresenius SE & Co. KGaA	9,328	424,741

Hannover Rueck SE	3,650	565,839

Henkel AG & Co. KGaA	5,569	521,786

Infineon Technologies AG	20,566	581,575

Muenchener Rueckversicherungs—Gesellschaft AG, Registered Shares	5,021	1,275,314

RWE AG	17,255	647,086

SAP SE	15,873	2,471,126

Siemens AG, Registered Shares	30,261	3,828,184

Siemens Energy AG*	15,130	408,071

Siemens Healthineers AG(b)	18,648	837,529

Volkswagen AG	9,568	1,674,012

Total Germany		37,448,254

Hong Kong – 2.5%

AIA Group Ltd.	163,404	1,600,305

CLP Holdings Ltd.	84,500	785,032

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2020

Investments	Shares	Value

Hang Seng Bank Ltd.	60,218	$886,564

Henderson Land Development Co., Ltd.	159,219	586,542

Hong Kong & China Gas Co., Ltd.	323,215	462,927

Hong Kong Exchanges & Clearing Ltd.	26,124	1,219,570

MTR Corp., Ltd.	145,438	717,807

New World Development Co., Ltd.	86,750	419,758

Sun Hung Kai Properties Ltd.	87,942	1,121,119

Swire Pacific Ltd. Class A	25,500	122,400

Swire Pacific Ltd. Class B	102,500	84,910

Swire Properties Ltd.	126,280	332,402

Total Hong Kong		8,339,336

Ireland – 0.3%

CRH PLC	20,432	739,633

Kerry Group PLC Class A	1,104	141,759

Total Ireland		881,392

Italy – 2.2%

Assicurazioni Generali SpA	69,894	985,584

Enel SpA	443,517	3,858,031

Eni SpA	210,596	1,651,638

Ferrari N.V.	1,400	257,174

Snam SpA	159,030	818,490

Total Italy		7,570,917

Japan – 20.1%

Aeon Co., Ltd.	15,745	421,637

Asahi Group Holdings Ltd.	9,635	333,797

Astellas Pharma, Inc.	50,000	742,443

Bridgestone Corp.	28,455	894,392

Canon, Inc.	66,536	1,101,157

Central Japan Railway Co.	1,300	185,890

Chugai Pharmaceutical Co., Ltd.	19,900	889,117

Dai-ichi Life Holdings, Inc.	31,700	443,674

Daiichi Sankyo Co., Ltd.	24,300	743,530

Daikin Industries Ltd.	3,300	603,525

Daiwa House Industry Co., Ltd.	18,400	470,331

Denso Corp.	24,400	1,062,890

East Japan Railway Co.	5,400	331,583

Eisai Co., Ltd.	6,900	626,643

ENEOS Holdings, Inc.	138,200	491,093

FANUC Corp.	10,375	1,978,063

Fast Retailing Co., Ltd.	700	436,862

FUJIFILM Holdings Corp.	7,400	363,584

Hitachi Ltd.	21,400	718,471

Honda Motor Co., Ltd.	71,600	1,678,220

Hoya Corp.	4,200	472,017

ITOCHU Corp.(a)	65,800	1,674,150

Japan Post Holdings Co., Ltd.	151,636	1,028,533

Japan Tobacco, Inc.	117,509	2,137,944

Kao Corp.	6,800	508,212

KDDI Corp.	91,180	2,294,836

Keyence Corp.	700	324,893

Kirin Holdings Co., Ltd.	20,000	374,017

Komatsu Ltd.	42,867	938,338
Investments	Shares	Value

Kubota Corp.	23,600	$419,871

Mitsubishi Corp.	67,805	1,614,328

Mitsubishi Electric Corp.	60,681	817,379

Mitsubishi Estate Co., Ltd.	16,200	243,622

Mitsubishi UFJ Financial Group, Inc.	483,800	1,907,601

Mitsui Fudosan Co., Ltd.	12,800	221,541

Mizuho Financial Group, Inc.(a)	101,315	1,258,152

MS&AD Insurance Group Holdings, Inc.	19,300	516,471

Murata Manufacturing Co., Ltd.	13,310	854,246

Nidec Corp.	4,400	408,813

Nintendo Co., Ltd.	3,000	1,696,011

Nippon Telegraph & Telephone Corp.	141,404	2,880,874

NTT Data Corp.	17,500	222,543

NTT DOCOMO, Inc.	154,111	5,673,469

Olympus Corp.	8,100	167,480

Oriental Land Co., Ltd.(a)	1,100	153,644

Otsuka Holdings Co., Ltd.	14,900	628,022

Panasonic Corp.	84,584	712,388

Rakuten, Inc.	5,400	57,925

Recruit Holdings Co., Ltd.	13,100	516,403

Secom Co., Ltd.	4,100	373,208

Seven & I Holdings Co., Ltd.	22,400	689,851

Shin-Etsu Chemical Co., Ltd.	9,000	1,167,109

Shionogi & Co., Ltd.	4,900	261,367

Shiseido Co., Ltd.	2,060	117,806

SMC Corp.	650	360,078

Softbank Corp.(a)	125,500	1,400,325

SoftBank Group Corp.	9,380	574,995

Sony Corp.	7,900	601,277

Subaru Corp.	42,200	812,569

Sumitomo Corp.(a)	57,010	679,874

Sumitomo Mitsui Financial Group, Inc.(a)	51,394	1,420,847

Sumitomo Realty & Development Co., Ltd.	2,800	82,305

Suzuki Motor Corp.	6,917	293,840

Takeda Pharmaceutical Co., Ltd.	55,500	1,969,032

Terumo Corp.	6,397	253,383

Tokio Marine Holdings, Inc.	19,300	841,277

Tokyo Electron Ltd.	8,350	2,162,470

Toshiba Corp.	5,700	144,269

Toyota Motor Corp.	104,373	6,856,000

Unicharm Corp.	4,200	187,533

West Japan Railway Co.	3,900	191,840

Z Holdings Corp.	145,900	966,399

Total Japan		67,648,279

Netherlands – 2.7%

ABN AMRO Bank N.V. CVA(b)	58,753	492,749

Akzo Nobel N.V.	4,990	505,689

ASML Holding N.V.	5,088	1,877,641

EXOR N.V.	1,087	59,247

Heineken Holding N.V.	5,002	389,769

Heineken N.V.	9,271	824,940

Koninklijke Ahold Delhaize N.V.	39,394	1,166,434

Koninklijke DSM N.V.	3,818	629,491

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2020

Investments	Shares	Value

Royal Dutch Shell PLC Class B	218,549	$2,656,442

Wolters Kluwer N.V.	4,208	359,430

Total Netherlands		8,961,832

Norway – 1.3%

DNB ASA	71,417	986,920

Equinor ASA	157,939	2,241,658

Telenor ASA	63,581	1,063,127

Total Norway		4,291,705

Singapore – 1.4%

DBS Group Holdings Ltd.	124,800	1,820,209

Oversea-Chinese Banking Corp., Ltd.	132,599	817,877

Singapore Telecommunications Ltd.	841,600	1,307,005

United Overseas Bank Ltd.	53,786	749,797

Total Singapore		4,694,888

Spain – 3.6%

Aena SME S.A.*(b)	5,853	818,818

CaixaBank S.A.	318,575	677,295

Endesa S.A.	60,163	1,610,661

Ferrovial S.A.	23,258	565,925

Grifols S.A.(a)	6,954	200,522

Iberdrola S.A.	235,964	2,908,152

Industria de Diseno Textil S.A.	99,352	2,772,823

Naturgy Energy Group S.A.	50,296	1,009,731

Repsol S.A.	90,225	605,401

Telefonica S.A.	271,185	933,982

Total Spain		12,103,310

Sweden – 1.8%

Assa Abloy AB Class B	17,626	413,768

Atlas Copco AB Class A	18,320	877,722

Atlas Copco AB Class B	9,401	394,107

Essity AB Class B*(a)	11,933	403,722

Hexagon AB Class B*	4,443	336,477

Skandinaviska Enskilda Banken AB Class C*	1,439	14,181

Svenska Handelsbanken AB Class A*	90,999	765,815

Svenska Handelsbanken AB Class B*(a)	1,945	19,341

Telefonaktiebolaget LM Ericsson Class A(a)	2,725	32,517

Telefonaktiebolaget LM Ericsson Class B	32,937	361,681

Telia Co. AB	237,820	979,181

Volvo AB Class A*(a)	16,801	326,259

Volvo AB Class B*	57,391	1,109,666

Total Sweden		6,034,437

Switzerland – 12.3%

ABB Ltd., Registered Shares	90,079	2,299,159

Cie Financiere Richemont S.A., Registered Shares	12,178	817,831

Credit Suisse Group AG, Registered Shares	47,650	479,430

Geberit AG, Registered Shares	833	494,859

Givaudan S.A., Registered Shares	194	838,291

Kuehne + Nagel International AG, Registered Shares(a)	5,245	1,023,596

LafargeHolcim Ltd., Registered Shares*	24,400	1,115,163

Lonza Group AG, Registered Shares	615	380,614
Investments	Shares	Value

Nestle S.A., Registered Shares	72,133	$8,584,514

Novartis AG, Registered Shares	79,237	6,891,786

Partners Group Holding AG	666	614,424

Roche Holding AG, Bearer Shares	4,924	1,694,660

Roche Holding AG Genusschein	21,585	7,404,096

Schindler Holding AG, Participation Certificate	731	200,105

Schindler Holding AG, Registered Shares	1,218	332,224

SGS S.A., Registered Shares	227	610,028

Sika AG, Registered Shares	1,794	441,885

Swiss Life Holding AG, Registered Shares	956	362,630

Swiss Re AG	15,426	1,146,435

Swisscom AG, Registered Shares	2,235	1,188,594

UBS Group AG, Registered Shares	187,048	2,096,973

Zurich Insurance Group AG	6,844	2,388,975

Total Switzerland		41,406,272

United Kingdom – 14.5%

Anglo American PLC	50,346	1,220,908

AstraZeneca PLC	43,001	4,701,389

BAE Systems PLC	156,491	975,142

BP PLC	1,234,882	3,595,217

British American Tobacco PLC	165,102	5,928,402

Coca-Cola European Partners PLC	10,581	416,282

Diageo PLC	51,213	1,754,516

Fiat Chrysler Automobiles N.V.*	82,960	1,018,359

GlaxoSmithKline PLC	266,021	4,993,601

Imperial Brands PLC	98,116	1,734,596

Legal & General Group PLC	293,215	713,975

London Stock Exchange Group PLC	3,114	357,328

National Grid PLC	204,781	2,355,664

Prudential PLC	65,126	933,721

Reckitt Benckiser Group PLC	18,975	1,854,534

RELX PLC	37,696	841,138

Rio Tinto PLC	62,833	3,781,685

Royal Dutch Shell PLC Class A	259,021	3,227,738

Smith & Nephew PLC	13,922	272,945

Tesco PLC	245,452	674,306

Unilever N.V.	48,289	2,916,245

Unilever PLC	33,215	2,050,831

Vodafone Group PLC	1,751,370	2,324,850

Total United Kingdom		48,643,372
TOTAL COMMON STOCKS (Cost: $348,906,229)		333,685,114

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $2,272)	41	2,293

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2020

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $9,864,661)	9,864,661	$9,864,661

TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $358,773,162)		343,552,068

Other Assets less Liabilities – (2.1)%		(7,077,460)

NET ASSETS – 100.0%		$336,474,608

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,453,877 and the total market value of the collateral held by the Fund was $14,213,685. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,349,024.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$727,876	$903,554	$1,713,867	$(123,760)	$208,490	$2,293	$17,108

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$333,685,114	$—	$—	$333,685,114
Exchange-Traded Fund	2,293	—	—	2,293
Investment of Cash Collateral for Securities Loaned	—	9,864,661	—	9,864,661
Total Investments in Securities	$333,687,407	$9,864,661	$—	$343,552,068

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 7.6%

AGL Energy Ltd.	51,273	$500,534

Alumina Ltd.(a)	441,833	435,440

Ampol Ltd.	15,993	274,538

APA Group(a)	63,642	471,207

Aristocrat Leisure Ltd.	14,904	320,153

ASX Ltd.	7,330	425,661

Atlas Arteria Ltd.(a)	29,962	130,355

Aurizon Holdings Ltd.	129,784	395,346

AusNet Services(a)	230,402	310,464

Bendigo & Adelaide Bank Ltd.(a)	38,310	165,851

Boral Ltd.(a)	78,446	256,391

Brambles Ltd.	50,091	376,620

Challenger Ltd.	40,113	110,116

Coca-Cola Amatil Ltd.	48,433	329,786

Cochlear Ltd.	1,613	228,911

Computershare Ltd.(a)	19,084	167,151

Crown Resorts Ltd.(a)	48,163	303,438

Downer EDI Ltd.	34,221	107,923

Evolution Mining Ltd.	47,074	194,007

IDP Education Ltd.(a)	2,558	34,854

Iluka Resources Ltd.	20,738	134,073

Insurance Australia Group Ltd.	125,868	395,146

Magellan Financial Group Ltd.	8,720	354,003

Medibank Pvt Ltd.	140,753	253,221

Newcrest Mining Ltd.	9,863	220,845

Northern Star Resources Ltd.	4,088	39,966

Orica Ltd.	13,259	146,637

Origin Energy Ltd.	32,611	100,508

Qantas Airways Ltd.*	84,885	246,407

QBE Insurance Group Ltd.	69,148	426,727

Ramsay Health Care Ltd.	6,656	315,247

REA Group Ltd.(a)	2,861	225,507

Reece Ltd.(a)	18,031	167,362

Santos Ltd.	61,439	214,898

Seek Ltd.	14,038	214,214

Seven Group Holdings Ltd.(a)	11,747	150,880

Sonic Healthcare Ltd.	19,339	459,638

South32 Ltd.	320,244	468,251

Star Entertainment Group Ltd. (The)	78,037	171,155

Suncorp Group Ltd.(a)	79,214	479,763

Tabcorp Holdings Ltd.	125,012	299,272

Treasury Wine Estates Ltd.	25,185	161,379

Viva Energy Group Ltd.(b)	38,850	44,553

Washington H Soul Pattinson & Co., Ltd.(a)	8,993	151,539

Whitehaven Coal Ltd.(a)	28,306	21,201

Worley Ltd.(a)	9,009	61,666

Total Australia		11,462,804
Austria – 1.0%

Andritz AG	7,030	217,305

BAWAG Group AG(b)	8,088	292,119

Raiffeisen Bank International AG	11,290	173,037
Investments	Shares	Value

Telekom Austria AG	29,565	$209,056

Verbund AG(a)	2,780	152,175

Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	7,064	157,223

Voestalpine AG(a)	13,009	343,238

Total Austria		1,544,153
Belgium – 1.5%

Ageas S.A./N.V.	13,175	538,575

Colruyt S.A.	3,645	236,626

Elia Group S.A./N.V.(a)	2,455	245,279

Proximus SADP	26,216	478,810

Solvay S.A.(a)	5,805	500,060

Warehouses De Pauw CVA	8,156	297,062

Total Belgium		2,296,412
China – 3.2%

Beijing Enterprises Holdings Ltd.	40,200	120,600

BYD Electronic International Co., Ltd.(a)	64,000	321,652

China Everbright Environment Group Ltd.	289,407	164,308

China Jinmao Holdings Group Ltd.	751,242	413,910

China Resources Beer Holdings Co., Ltd.	14,000	85,626

China Resources Pharmaceutical Group Ltd.(b)	7,000	3,595

China Resources Power Holdings Co., Ltd.	486,000	536,168

CSPC Pharmaceutical Group Ltd.	161,600	312,774

Far East Horizon Ltd.	219,000	177,461

Fosun International Ltd.	427,000	495,871

Guangdong Investment Ltd.	278,208	440,107

Lenovo Group Ltd.	708,000	466,823

Shenzhen Investment Ltd.	676,000	197,130

Sino-Ocean Group Holding Ltd.	518,964	104,462

Sinotruk Hong Kong Ltd.	178,500	457,421

Sun Art Retail Group Ltd.	283,000	312,213

Yuexiu Property Co., Ltd.	1,064,000	207,308

Total China		4,817,429
Denmark – 2.6%

Chr Hansen Holding A/S	1,700	189,022

Danske Bank A/S*	93,261	1,264,979

H. Lundbeck A/S	10,842	357,828

Novozymes A/S Class B	5,332	335,909

Pandora A/S	11,585	835,328

Rockwool International A/S Class B	297	114,163

Royal Unibrew A/S	2,063	213,068

Topdanmark A/S	5,129	248,057

Tryg A/S	13,952	440,468

Total Denmark		3,998,822
Finland – 2.8%

Elisa Oyj	9,947	586,484

Huhtamaki Oyj	3,478	172,030

Kesko Oyj Class B	17,571	453,302

Kojamo Oyj	7,486	160,997

Metso Outotec Oyj	899	6,320

Neles Oyj	1,000	13,550

Nokian Renkaat Oyj	10,118	286,537

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

Orion Oyj Class B	7,261	$329,260

Stora Enso Oyj Class R	41,729	654,486

UPM-Kymmene Oyj	38,374	1,169,532

Valmet Oyj	6,423	159,150

Wartsila Oyj Abp(a)	25,337	199,601

Total Finland		4,191,249
France – 5.4%

ALD S.A.(b)	24,712	229,510

Arkema S.A.	3,272	347,701

Bollore S.A.	79,694	297,929

Cie Plastic Omnium S.A.	7,001	185,211

CNP Assurances*	40,353	505,377

Covivio	4,000	281,905

Edenred	7,086	319,081

Eurazeo SE*	2,391	129,536

Eutelsat Communications S.A.	22,827	222,711

Faurecia SE*	6,252	270,676

Gaztransport Et Technigaz S.A.	1,966	188,008

ICADE	5,353	300,803

Iliad S.A.	296	54,513

Imerys S.A.	5,249	195,491

Ipsen S.A.	1,171	122,968

Klepierre S.A.(a)	26,844	377,271

Publicis Groupe S.A.	12,582	406,923

Remy Cointreau S.A.	1,231	224,902

Rubis SCA	3,927	157,675

Sartorius Stedim Biotech	791	273,261

SCOR SE*	11,528	319,843

SEB S.A.	1,053	171,514

Societe BIC S.A.	3,136	164,602

Suez S.A.	40,558	751,691

Teleperformance	1,157	357,641

Valeo S.A.	15,826	487,157

Veolia Environnement S.A.	30,938	668,268

Wendel SE	1,501	136,324

Total France		8,148,492
Germany – 6.1%

Bechtle AG	825	167,270

Brenntag AG	7,277	463,362

Covestro AG(b)	13,604	675,598

DWS Group GmbH & Co. KGaA*(b)	12,560	432,944

Evonik Industries AG	29,334	760,208

Fuchs Petrolub SE	2,993	112,312

GEA Group AG	9,485	333,789

Hapag-Lloyd AG(b)	1,192	64,509

HeidelbergCement AG	8,047	493,708

Hella GmbH & Co. KGaA*	3,795	191,448

Hochtief AG	4,099	319,405

KION Group AG	3,839	329,442

LANXESS AG	2,185	125,422

LEG Immobilien AG	2,928	418,203

Merck KGaA	2,698	394,053

METRO AG	21,693	216,734
Investments	Shares	Value

MTU Aero Engines AG	1,143	$190,328

Rheinmetall AG	1,324	119,177

Scout24 AG(b)	2,688	234,830

Stroeer SE & Co. KGaA*	2,615	203,614

Suedzucker AG	10,766	208,309

Symrise AG	2,205	305,112

Talanx AG*	13,061	421,496

Telefonica Deutschland Holding AG	428,537	1,100,025

TUI AG(a)	43,266	164,294

Uniper SE	15,683	506,847

Wacker Chemie AG	2,568	249,642

Total Germany		9,202,081
Hong Kong—2.7%

Bank of East Asia Ltd. (The)	145,780	267,859

Hang Lung Group Ltd.	80,000	181,884

Hang Lung Properties Ltd.	255,000	644,245

Hysan Development Co., Ltd.	52,000	155,329

Pacific Century Premium Developments Ltd.*	80,087	20,978

PCCW Ltd.	702,543	418,806

Power Assets Holdings Ltd.	147,500	772,710

Sino Land Co., Ltd.	379,046	440,182

SJM Holdings Ltd.	296,000	348,707

Techtronic Industries Co., Ltd.	40,000	524,387

Wharf Holdings Ltd. (The)	134,000	266,617

Total Hong Kong		4,041,704
Ireland – 0.0%

Glanbia PLC	7,010	72,421
Israel – 0.6%

Azrieli Group Ltd.	3,696	165,333

Bank Leumi Le-Israel BM	73,657	324,752

Elbit Systems Ltd.	936	114,089

ICL Group Ltd.	70,344	249,267

Total Israel		853,441
Italy – 4.0%

A2A SpA	177,671	258,349

ACEA SpA	11,267	237,556

Banca Generali SpA	8,923	271,425

Banca Mediolanum SpA	64,226	463,185

DiaSorin SpA	838	168,923

Enav SpA(b)	34,245	130,030

ERG SpA	8,723	219,515

Hera SpA	66,425	245,519

Infrastrutture Wireless Italiane SpA(b)	24,033	266,041

Iren SpA	50,947	131,076

Italgas SpA	43,860	276,964

Leonardo SpA(a)	8,838	51,819

Mediobanca Banca di Credito Finanziario SpA	61,696	484,586

Poste Italiane SpA(b)	74,861	664,363

Prysmian SpA	9,742	283,771

Recordati Industria Chimica e Farmaceutica SpA	7,818	400,999

Telecom Italia SpA RSP	499,582	201,996

Terna Rete Elettrica Nazionale SpA	101,214	709,046

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

UnipolSai Assicurazioni SpA(a)	242,951	$634,180

Total Italy		6,099,343
Japan – 30.8%

ABC-Mart, Inc.	2,778	143,994

Advantest Corp.	9,400	453,388

AEON Financial Service Co., Ltd.	13,400	121,010

Aeon Mall Co., Ltd.	8,000	111,892

AGC, Inc.	8,928	259,727

Air Water, Inc.	7,600	102,265

Aisin Seiki Co., Ltd.	15,700	498,389

Ajinomoto Co., Inc.	15,100	308,925

Alfresa Holdings Corp.	9,400	204,693

Alps Alpine Co., Ltd.	8,700	116,077

Amada Co., Ltd.	29,100	270,787

Aozora Bank Ltd.(a)	10,200	168,470

Asahi Kasei Corp.	54,500	472,388

Bandai Namco Holdings, Inc.	8,000	582,886

Brother Industries Ltd.	10,900	172,078

Canon Marketing Japan, Inc.	8,000	159,348

Casio Computer Co., Ltd.(a)	13,400	215,101

Chiba Bank Ltd. (The)(a)	40,400	221,658

Chubu Electric Power Co., Inc.	30,700	372,659

Chugoku Electric Power Co., Inc. (The)	22,000	274,974

Coca-Cola Bottlers Japan Holdings, Inc.	6,500	108,344

COMSYS Holdings Corp.(a)	6,500	179,916

Concordia Financial Group Ltd.(a)	72,500	250,758

Dai Nippon Printing Co., Ltd.	13,579	273,562

Daicel Corp.(a)	17,700	126,968

Daifuku Co., Ltd.	2,700	270,691

Daito Trust Construction Co., Ltd.	4,320	381,526

Daiwa Securities Group, Inc.(a)	97,400	406,749

Dentsu Group, Inc.	10,300	302,080

Disco Corp.	1,300	313,020

Electric Power Development Co., Ltd.	7,900	121,498

Fuji Electric Co., Ltd.	4,375	137,224

Fujitsu Ltd.	5,900	801,725

Fukuoka Financial Group, Inc.	9,300	155,455

Hakuhodo DY Holdings, Inc.	12,900	165,635

Hankyu Hanshin Holdings, Inc.	6,100	195,376

Haseko Corp.	31,500	411,921

Hikari Tsushin, Inc.	1,500	355,065

Hino Motors Ltd.	25,600	164,715

Hirose Electric Co., Ltd.	1,775	227,573

Hitachi Construction Machinery Co., Ltd.(a)	10,400	374,491

Hitachi Metals Ltd.(a)	18,600	284,649

Hulic Co., Ltd.	27,600	257,352

Idemitsu Kosan Co., Ltd.(a)	8,666	184,110

IHI Corp.	6,900	91,211

Iida Group Holdings Co., Ltd.	13,400	269,575

Inpex Corp.	52,100	278,199

Isuzu Motors Ltd.	33,100	287,747

Itochu Techno-Solutions Corp.	8,000	302,094

J. Front Retailing Co., Ltd.	15,000	107,742
Investments	Shares	Value

Japan Exchange Group, Inc.	30,300	$843,565

Japan Post Insurance Co., Ltd.	28,800	450,571

JSR Corp.(a)	12,700	299,539

JTEKT Corp.	18,900	146,859

Kajima Corp.	23,976	286,721

Kakaku.com, Inc.(a)	4,600	120,612

Kansai Electric Power Co., Inc. (The)	49,200	475,543

Kansai Paint Co., Ltd.(a)	6,800	168,051

Kawasaki Heavy Industries Ltd.(a)	8,156	109,514

Kintetsu Group Holdings Co., Ltd.	3,400	144,499

Kobe Bussan Co., Ltd.(a)	2,600	142,405

Koito Manufacturing Co., Ltd.	3,400	172,368

Konami Holdings Corp.(a)	5,700	245,219

Konica Minolta, Inc.(a)	13,600	38,147

Kose Corp.	1,700	207,003

Kuraray Co., Ltd.	16,900	163,027

Kurita Water Industries Ltd.	5,800	190,164

Kyowa Kirin Co., Ltd.	14,700	415,941

Kyushu Electric Power Co., Inc.(a)	18,900	171,395

Kyushu Railway Co.	8,000	170,340

Lawson, Inc.	8,000	380,555

LIXIL Group Corp.(a)	18,800	375,893

Makita Corp.	7,958	378,557

Marubeni Corp.(a)	106,900	602,218

Marui Group Co., Ltd.(a)	8,000	152,450

Mazda Motor Corp.(a)	29,800	172,537

Mebuki Financial Group, Inc.	83,500	188,316

Medipal Holdings Corp.	9,400	187,501

MEIJI Holdings Co., Ltd.	4,800	365,697

MINEBEA MITSUMI, Inc.	11,100	209,315

Mitsubishi Chemical Holdings Corp.	100,500	576,830

Mitsubishi Gas Chemical Co., Inc.	17,200	317,172

Mitsubishi Heavy Industries Ltd.	11,000	242,921

Mitsubishi Materials Corp.(a)	7,800	152,999

Mitsubishi Motors Corp.*(a)	72,100	157,823

Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	40,000	183,834

Mitsui Chemicals, Inc.	9,900	237,908

Nabtesco Corp.	4,900	177,139

NEC Corp.	4,960	288,585

NGK Insulators Ltd.	17,900	253,582

NGK Spark Plug Co., Ltd.	9,900	171,676

NH Foods Ltd.	3,100	137,771

Nikon Corp.(a)	21,300	142,902

Nippon Express Co., Ltd.	4,400	256,003

Nippon Paint Holdings Co., Ltd.(a)	5,900	604,368

Nissan Chemical Corp.(a)	3,100	164,503

Nisshin Seifun Group, Inc.	8,000	126,372

Nissin Foods Holdings Co., Ltd.(a)	3,100	290,818

Nitori Holdings Co., Ltd.	1,900	393,395

Nitto Denko Corp.	8,000	518,526

Nomura Holdings, Inc.	83,200	377,329

Nomura Real Estate Holdings, Inc.(a)	8,168	154,335

Nomura Research Institute Ltd.	18,830	552,249

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

NS Solutions Corp.(a)	2,600	$79,826

NSK Ltd.	32,700	248,201

Obayashi Corp.	29,600	267,867

Obic Co., Ltd.	2,500	436,843

Oji Holdings Corp.	29,762	135,936

Omron Corp.	4,800	372,065

Ono Pharmaceutical Co., Ltd.	18,900	591,733

Oracle Corp.	2,768	296,918

Osaka Gas Co., Ltd.	17,300	336,066

Otsuka Corp.	5,700	290,590

Park24 Co., Ltd.(a)	8,000	128,646

Pigeon Corp.(a)	3,500	155,880

Pola Orbis Holdings, Inc.	10,300	193,546

Resona Holdings, Inc.	149,800	507,614

Ricoh Co., Ltd.(a)	23,160	154,941

Rohm Co., Ltd.	2,800	214,915

Ryohin Keikaku Co., Ltd.	8,000	131,906

Sankyo Co., Ltd.	6,100	159,249

Santen Pharmaceutical Co., Ltd.	13,000	264,730

SBI Holdings, Inc.	12,700	326,496

SCSK Corp.	2,600	144,622

Seibu Holdings, Inc.	11,100	118,857

Seiko Epson Corp.(a)	18,800	214,669

Sekisui Chemical Co., Ltd.	18,900	300,344

Sekisui House Ltd.	40,200	707,586

Seven Bank Ltd.(a)	73,900	178,570

SG Holdings Co., Ltd.(a)	8,000	413,153

Sharp Corp.	13,900	170,968

Shimadzu Corp.	4,800	145,096

Shimamura Co., Ltd.	2,100	203,572

Shimano, Inc.	1,500	294,513

Shimizu Corp.	41,300	308,781

Shizuoka Bank Ltd. (The)	24,400	167,861

Showa Denko K.K.	8,000	145,703

Sojitz Corp.(a)	78,100	176,138

Sompo Holdings, Inc.	15,900	546,774

Square Enix Holdings Co., Ltd.	2,600	171,477

Stanley Electric Co., Ltd.	6,500	185,705

SUMCO Corp.	19,300	269,757

Sumitomo Chemical Co., Ltd.	88,300	290,345

Sumitomo Dainippon Pharma Co., Ltd.(a)	8,590	112,574

Sumitomo Electric Industries Ltd.	35,012	391,160

Sumitomo Heavy Industries Ltd.	6,100	141,156

Sumitomo Metal Mining Co., Ltd.	9,600	295,196

Sumitomo Mitsui Trust Holdings, Inc.	18,000	476,310

Sumitomo Rubber Industries Ltd.	18,200	167,806

Suntory Beverage & Food Ltd.	8,700	325,642

Sysmex Corp.	2,600	247,115

T&D Holdings, Inc.	32,551	318,323

Taiheiyo Cement Corp.	5,500	139,363

Taisei Corp.	9,575	322,100

Taiyo Nippon Sanso Corp.(a)	8,000	122,430

TDK Corp.	3,300	356,799

Teijin Ltd.	12,700	196,042
Investments	Shares	Value

Toho Co., Ltd.	3,600	$147,882

Tohoku Electric Power Co., Inc.	24,200	242,161

Tokyo Century Corp.(a)	3,900	211,021

Tokyo Gas Co., Ltd.	14,600	332,868

Tokyu Corp.	13,400	173,071

Tokyu Fudosan Holdings Corp.	27,600	117,953

Toray Industries, Inc.	42,000	190,757

Tosoh Corp.	18,600	300,512

TOTO Ltd.(a)	5,700	260,613

Toyota Tsusho Corp.	14,400	401,448

Trend Micro, Inc.	6,930	420,935

Tsuruha Holdings, Inc.(a)	2,200	310,831

USS Co., Ltd.	11,200	199,420

Workman Co., Ltd.(a)	1,400	122,183

Yamada Denki Co., Ltd.	40,400	200,603

Yamaha Corp.	3,300	156,979

Yamaha Motor Co., Ltd.	20,860	300,852

Yamato Holdings Co., Ltd.	8,200	214,538

Yaskawa Electric Corp.	7,100	275,509

Yokogawa Electric Corp.	6,400	100,976

Yokohama Rubber Co., Ltd. (The)	8,000	113,029

ZOZO, Inc.(a)	5,000	138,728

Total Japan		46,464,586
Kazakhstan – 0.1%

KAZ Minerals PLC	11,260	76,278
Netherlands – 2.1%

Aalberts N.V.	4,841	174,959

ASM International N.V.	1,511	216,789

ASR Nederland N.V.	8,674	291,924

Euronext N.V.(b)	2,986	374,314

GrandVision N.V.*(b)	5,811	162,520

Koninklijke KPN N.V.	241,592	568,589

Koninklijke Vopak N.V.(a)	5,467	308,107

NN Group N.V.	25,057	941,729

SBM Offshore N.V.	5,019	80,396

Total Netherlands		3,119,327
New Zealand – 1.3%

Contact Energy Ltd.	45,354	199,360

Fisher & Paykel Healthcare Corp., Ltd.	15,523	341,374

Mercury NZ Ltd.	81,165	273,615

Meridian Energy Ltd.	159,198	520,888

Ryman Healthcare Ltd.	15,731	146,407

Spark New Zealand Ltd.	173,747	539,780

Total New Zealand		2,021,424
Norway – 1.9%

Aker ASA Class A	4,325	186,191

Aker BP ASA	30,287	472,273

Gjensidige Forsikring ASA(a)	26,917	544,865

Leroy Seafood Group ASA	29,665	169,938

Mowi ASA	34,133	605,023

Orkla ASA	49,692	501,243

SpareBank 1 SR-Bank ASA*	17,268	142,845

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

Yara International ASA	5,782	$222,156

Total Norway		2,844,534
Portugal – 1.4%

EDP—Energias de Portugal S.A.	246,214	1,211,193

Galp Energia, SGPS, S.A.	49,018	454,790

Jeronimo Martins, SGPS, S.A.	21,133	339,632

NOS, SGPS, S.A.	41,222	146,467

Total Portugal		2,152,082
Singapore – 2.2%

CapitaLand Ltd.	181,400	360,116

City Developments Ltd.	24,300	135,465

ComfortDelGro Corp., Ltd.	131,700	136,032

Frasers Property Ltd.	83,700	71,124

Genting Singapore Ltd.	675,600	331,589

Jardine Cycle & Carriage Ltd.	16,211	213,637

Keppel Corp., Ltd.	93,800	305,772

Olam International Ltd.	176,200	162,634

SATS Ltd.(a)	66,400	137,654

Singapore Airlines Ltd.	99,661	253,332

Singapore Exchange Ltd.	72,300	484,613

Singapore Technologies Engineering Ltd.	153,200	388,303

UOL Group Ltd.	26,900	131,042

Venture Corp., Ltd.	16,700	235,373

Total Singapore		3,346,686
South Africa – 0.0%

Investec PLC	21,635	39,941
Spain – 2.4%

Acciona S.A.(a)	2,391	260,193

ACS Actividades de Construccion y Servicios S.A.(a)	16,268	369,420

Bankia S.A.	207,898	302,668

Bankinter S.A.(a)	55,325	238,552

Cia de Distribucion Integral Logista Holdings S.A.	10,566	180,897

Cie Automotive S.A.	4,514	85,382

Ebro Foods S.A.	7,918	184,401

EDP Renovaveis S.A.	2,769	45,914

Enagas S.A.	18,698	431,837

Fomento de Construcciones y Contratas S.A.	17,306	164,989

Grupo Catalana Occidente S.A.	4,576	115,370

Mapfre S.A.	219,897	344,762

Prosegur Cash S.A.(b)	80,939	66,439

Red Electrica Corp. S.A.	33,305	625,468

Zardoya Otis S.A.	32,310	197,398

Total Spain		3,613,690
Sweden – 3.5%

Axfood AB	13,608	312,300

Boliden AB	13,940	415,396

Castellum AB	11,167	254,533

Epiroc AB Class A	19,508	283,683

Evolution Gaming Group AB(b)	3,615	240,246

Fabege AB	10,960	152,215

Holmen AB Class B	6,841	254,531

Husqvarna AB Class B	18,135	200,032
Investments	Shares	Value

ICA Gruppen AB(a)	8,631	$439,072

Intrum AB	6,204	153,055

Investment AB Latour Class B	16,321	384,410

Lifco AB Class B	800	62,168

Lundin Energy AB	11,541	230,175

Securitas AB Class B*	12,430	190,617

SKF AB Class B	21,034	436,426

Sweco AB Class B	2,346	130,485

Swedish Match AB	6,850	560,858

Tele2 AB Class B(a)	25,616	362,917

Trelleborg AB Class B*	13,192	234,729

Total Sweden		5,297,848
Switzerland – 4.9%

Adecco Group AG, Registered Shares	8,918	472,521

Baloise Holding AG, Registered Shares	2,077	306,322

BKW AG	1,992	212,697

Bucher Industries AG, Registered Shares	401	153,373

Clariant AG, Registered Shares	13,515	267,137

Coca-Cola HBC AG*	8,400	207,634

DKSH Holding AG	3,275	229,027

EMS-Chemie Holding AG, Registered Shares	996	895,994

Georg Fischer AG, Registered Shares	173	180,579

Helvetia Holding AG, Registered Shares	2,317	197,465

Julius Baer Group Ltd.	11,346	484,960

Logitech International S.A., Registered Shares	4,345	338,993

OC Oerlikon Corp. AG, Registered Shares	13,902	111,216

SFS Group AG	1,499	151,164

SIG Combibloc Group AG*	16,024	322,486

Sonova Holding AG, Registered Shares*	1,193	303,330

STMicroelectronics N.V.	18,172	559,372

Straumann Holding AG, Registered Shares	184	186,253

Sulzer AG, Registered Shares	1,621	130,650

Sunrise Communications Group AG*(b)	3,773	447,627

Swatch Group AG (The), Bearer Shares	1,341	313,666

Swatch Group AG (The), Registered Shares	4,780	215,393

VAT Group AG(b)	1,538	294,794

Vifor Pharma AG	1,457	198,866

Vontobel Holding AG, Registered Shares	2,885	190,135

Total Switzerland		7,371,654
United Kingdom – 11.3%

Admiral Group PLC	24,102	813,563

Antofagasta PLC	49,850	659,606

Ashmore Group PLC(a)	36,681	169,863

Ashtead Group PLC	12,382	448,209

Auto Trader Group PLC(b)	18,526	134,841

Avast PLC(b)	30,505	207,832

AVEVA Group PLC	2,510	155,302

Babcock International Group PLC	28,815	93,279

Beazley PLC	20,926	82,728

Bellway PLC	8,282	251,721

Berkeley Group Holdings PLC	835	45,641

Britvic PLC	13,856	147,066

Burberry Group PLC	12,465	250,423

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

Investments	Shares	Value

ConvaTec Group PLC(b)	86,230	$199,323

Croda International PLC	3,028	244,662

DCC PLC	2,831	219,888

Derwent London PLC	3,080	102,333

easyJet PLC	32,608	211,453

Electrocomponents PLC	11,985	110,396

Evraz PLC	204,057	909,072

Fresnillo PLC	26,672	412,744

Hargreaves Lansdown PLC	13,573	274,087

Hikma Pharmaceuticals PLC	6,661	223,378

HomeServe PLC	9,795	156,514

Informa PLC*	45,494	221,437

Intertek Group PLC	4,113	336,797

J Sainsbury PLC	163,323	403,179

Johnson Matthey PLC	6,395	194,864

Mondi PLC	18,625	394,765

Pearson PLC	24,958	177,203

Pennon Group PLC	29,531	393,612

Persimmon PLC	51,233	1,637,967

Phoenix Group Holdings PLC	56,954	506,722

Quilter PLC(b)	78,054	129,364

Sage Group PLC (The)	32,028	298,453

Schroders PLC	11,629	405,165

Schroders PLC Non-Voting Shares	3,501	83,823

Segro PLC	39,351	474,340

Severn Trent PLC	14,030	442,385

Spectris PLC	4,367	137,585

Spirax-Sarco Engineering PLC	1,634	233,741

SSE PLC	116,749	1,823,272
Investments	Shares	Value

SSP Group PLC	12,476	$29,113

St. James’s Place PLC	32,290	388,641

Standard Life Aberdeen PLC	272,850	797,193

Tate & Lyle PLC	26,019	223,756

TechnipFMC PLC	6,712	43,006

United Utilities Group PLC	44,562	493,024

WM Morrison Supermarkets PLC	108,187	237,979

Total United Kingdom		17,031,310
TOTAL COMMON STOCKS (Cost: $156,756,861)		150,107,711

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%

United States – 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)

(Cost: $4,553,107)	4,553,107	4,553,107

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $161,309,968)		154,660,818

Other Assets less Liabilities – (2.4)%		(3,607,020)

NET ASSETS – 100.0%		$151,053,798
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,350,249 and the total market value of the collateral held by the Fund was $15,109,708. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,556,601.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/1/2020	42,589	USD	33,000	GBP	$—	$(73)
JP Morgan Chase Bank N.A.	10/2/2020	42,949	USD	60,000	AUD	—	(56)
						$—	$(129)

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:

Investments in Securities
Common Stocks	$150,107,711	$—	$—	$150,107,711
Investment of Cash Collateral for Securities Loaned	—	4,553,107	—	4,553,107
Total Investments in Securities	$150,107,711	$4,553,107	$—	$154,660,818

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(129)	$—	$(129)
Total – Net	$150,107,711	$4,552,978	$—	$154,660,689
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 6.6%

AGL Energy Ltd.	23,220	$226,677

ASX Ltd.	7,068	410,446

Aurizon Holdings Ltd.	72,298	220,233

AusNet Services	192,802	259,799

Brambles Ltd.	33,437	251,403

Coca-Cola Amatil Ltd.	28,208	192,072

Coles Group Ltd.	18,299	222,969

Evolution Mining Ltd.	25,454	104,904

Fortescue Metals Group Ltd.	18,720	218,706

Newcrest Mining Ltd.	5,315	119,009

Rio Tinto Ltd.	3,951	267,103

Sonic Healthcare Ltd.	8,779	208,654

Telstra Corp., Ltd.	111,031	221,236

Wesfarmers Ltd.	7,442	236,939

Total Australia		3,160,150
Belgium – 1.9%

Colruyt S.A.	1,068	69,333

Telenet Group Holding N.V.	9,451	367,281

UCB S.A.	4,309	490,136

Total Belgium		926,750
China – 1.1%

BOC Hong Kong Holdings Ltd.	151,000	397,471

WH Group Ltd.(a)	140,000	113,445

Total China		510,916
Denmark – 3.8%

AP Moller—Maersk A/S Class B	112	177,852

Chr Hansen Holding A/S	1,959	217,819

Coloplast A/S Class B	2,830	447,388

Genmab A/S*	224	81,162

Novo Nordisk A/S Class B	4,486	310,492

Novozymes A/S Class B	5,563	350,462

Pandora A/S	3,039	219,125

Total Denmark		1,804,300
Finland – 1.3%

Elisa Oyj	3,750	221,103

Kone Oyj Class B	3,539	311,500

Orion Oyj Class B	2,277	103,254

Total Finland		635,857
France – 7.8%

BioMerieux	5,160	809,607

Carrefour S.A.	17,194	275,521

Danone S.A.	4,746	307,322

Iliad S.A.	1,646	303,135

Ipsen S.A.	5,038	529,045

Sanofi	3,725	372,732

Sartorius Stedim Biotech	2,195	758,291

SEB S.A.	2,112	344,005

Total France		3,699,658
Germany – 6.9%

Brenntag AG	3,555	226,364
Investments	Shares	Value

Deutsche Post AG, Registered Shares	4,998	$227,989

E.ON SE	19,633	217,058

Fresenius Medical Care AG & Co. KGaA	3,993	337,226

Fuchs Petrolub SE, Preference Shares	3,242	164,919

Henkel AG & Co. KGaA, Preference Shares	3,453	361,671

Knorr-Bremse AG	2,809	331,506

Sartorius AG, Preference Shares	927	380,901

Siemens Healthineers AG(a)	6,481	291,078

Symrise AG	1,794	248,241

TeamViewer AG*(a)	5,720	282,522

United Internet AG, Registered Shares	5,867	224,768

Total Germany		3,294,243
Hong Kong – 4.9%

Bank of East Asia Ltd. (The)	158,200	290,680

CK Asset Holdings Ltd.	31,500	153,435

CLP Holdings Ltd.	24,000	222,968

Henderson Land Development Co., Ltd.	55,000	202,613

Hong Kong Exchanges & Clearing Ltd.	10,000	466,839

Jardine Matheson Holdings Ltd.	4,900	194,432

Jardine Strategic Holdings Ltd.	7,400	146,594

Pacific Century Premium Developments Ltd.*	38,016	9,958

PCCW Ltd.	382,000	227,721

Power Assets Holdings Ltd.	40,000	209,548

Sun Hung Kai Properties Ltd.	17,000	216,723

Total Hong Kong		2,341,511
Israel – 2.1%

Check Point Software Technologies Ltd.*	3,269	393,392

Elbit Systems Ltd.	2,289	279,006

Nice Ltd.*	1,535	347,319

Total Israel		1,019,717
Italy – 0.4%

DiaSorin SpA	300	60,474

Recordati Industria Chimica e Farmaceutica SpA	2,230	114,380

Total Italy		174,854
Japan – 27.9%

Ajinomoto Co., Inc.	4,900	100,247

Astellas Pharma, Inc.	9,600	142,549

Benesse Holdings, Inc.	5,900	151,232

Calbee, Inc.	4,400	144,471

Chubu Electric Power Co., Inc.	12,200	148,092

Chugai Pharmaceutical Co., Ltd.	5,200	232,332

Chugoku Electric Power Co., Inc. (The)	13,500	168,734

Dai Nippon Printing Co., Ltd.	4,900	98,715

Daito Trust Construction Co., Ltd.	1,400	123,643

Eisai Co., Ltd.	100	9,082

ENEOS Holdings, Inc.	38,200	135,743

FUJIFILM Holdings Corp.	4,700	230,925

Fujitsu Ltd.	2,000	271,771

Hakuhodo DY Holdings, Inc.	5,500	70,620

Hikari Tsushin, Inc.	300	71,013

Hitachi Ltd.	5,700	191,368

Hoya Corp.	1,300	146,101

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2020

Investments	Shares	Value

Hulic Co., Ltd.	14,100	$131,473

ITOCHU Corp.	7,800	198,455

Itochu Techno-Solutions Corp.	7,900	298,318

Japan Tobacco, Inc.	5,400	98,247

Kamigumi Co., Ltd.	7,200	141,094

Kansai Paint Co., Ltd.	9,000	222,420

Kao Corp.	1,300	97,158

KDDI Corp.	5,800	145,976

Kirin Holdings Co., Ltd.	2,500	46,752

Kobe Bussan Co., Ltd.	800	43,817

Kyowa Kirin Co., Ltd.	5,800	164,113

Lawson, Inc.	1,500	71,354

Lion Corp.	3,700	75,837

McDonald’s Holdings Co., Japan Ltd.	3,600	174,661

Medipal Holdings Corp.	7,200	143,618

MEIJI Holdings Co., Ltd.	1,900	144,755

Miura Co., Ltd.	3,100	150,990

MS&AD Insurance Group Holdings, Inc.	11,800	315,770

NEC Corp.	4,400	256,003

Nexon Co., Ltd.	2,900	72,053

Nintendo Co., Ltd.	400	226,135

Nippon Express Co., Ltd.	2,200	128,002

Nippon Telegraph & Telephone Corp.	7,400	150,763

Nissin Foods Holdings Co., Ltd.	1,100	103,193

Nitori Holdings Co., Ltd.	900	186,345

Nomura Holdings, Inc.	49,000	222,225

Nomura Research Institute Ltd.	9,400	275,685

NTT DOCOMO, Inc.	6,600	242,974

Obayashi Corp.	12,600	114,024

Olympus Corp.	6,900	142,668

Ono Pharmaceutical Co., Ltd.	6,500	203,506

Oracle Corp.	2,100	225,263

Osaka Gas Co., Ltd.	8,700	169,004

Otsuka Corp.	5,100	260,002

Otsuka Holdings Co., Ltd.	2,700	113,803

Pan Pacific International Holdings Corp.	6,300	146,262

Rinnai Corp.	1,600	155,406

SCSK Corp.	4,300	239,183

Secom Co., Ltd.	1,700	154,745

Sega Sammy Holdings, Inc.	10,800	130,791

Sekisui House Ltd.	10,300	181,297

Seven & I Holdings Co., Ltd.	3,200	98,550

Seven Bank Ltd.	126,100	304,705

SG Holdings Co., Ltd.	4,600	237,563

Shimizu Corp.	16,300	121,868

Shionogi & Co., Ltd.	2,900	154,687

Softbank Corp.	14,500	161,790

Sohgo Security Services Co., Ltd.	2,700	127,926

Sompo Holdings, Inc.	6,900	237,279

Square Enix Holdings Co., Ltd.	200	13,191

Sumitomo Mitsui Financial Group, Inc.	10,300	284,755

Sundrug Co., Ltd.	1,900	71,387

Suntory Beverage & Food Ltd.	3,100	116,033

Taisei Corp.	3,600	121,103
Investments	Shares	Value

Teijin Ltd.	12,800	$197,585

TIS, Inc.	11,700	247,016

Toho Gas Co., Ltd.	1,900	93,983

Tohoku Electric Power Co., Inc.	17,900	179,119

Tokio Marine Holdings, Inc.	6,800	296,409

Tokyo Gas Co., Ltd.	6,900	157,314

Toyo Suisan Kaisha Ltd.	3,500	184,403

Trend Micro, Inc.	4,000	242,964

Tsuruha Holdings, Inc.	500	70,643

Welcia Holdings Co., Ltd.	1,100	48,209

Yakult Honsha Co., Ltd.	900	49,891

Yamada Denki Co., Ltd.	33,400	165,845

Yamato Holdings Co., Ltd.	4,000	104,653

Total Japan		13,289,649
Luxembourg – 0.3%

Eurofins Scientific SE*	174	137,809
Netherlands – 2.9%

Koninklijke Ahold Delhaize N.V.	13,295	393,657

Koninklijke KPN N.V.	110,813	260,800

Koninklijke Philips N.V.*	2,120	99,938

Koninklijke Vopak N.V.	5,015	282,633

QIAGEN N.V.*	1,170	60,780

Wolters Kluwer N.V.	3,543	302,628

Total Netherlands		1,400,436
New Zealand – 1.2%

a2 Milk Co., Ltd. (The)*	14,954	151,630

Fisher & Paykel Healthcare Corp., Ltd.	8,811	193,767

Spark New Zealand Ltd.	74,339	230,949

Total New Zealand		576,346
Norway –1.5%

Orkla ASA	26,596	268,274

Telenor ASA	14,991	250,662

Yara International ASA	5,640	216,700

Total Norway		735,636
Portugal – 0.5%

Jeronimo Martins, SGPS, S.A.	13,396	215,289
Singapore – 2.9%

Genting Singapore Ltd.	435,200	213,599

Jardine Cycle & Carriage Ltd.	16,000	210,856

Singapore Exchange Ltd.	71,200	477,240

Singapore Technologies Engineering Ltd.	105,000	266,134

UOL Group Ltd.	48,400	235,778

Total Singapore		1,403,607
Spain – 0.9%

Enagas S.A.	8,042	185,733

Red Electrica Corp. S.A.	12,017	225,679

Total Spain		411,412
Sweden – 2.9%

Essity AB Class B*	7,605	257,296

Evolution Gaming Group AB(a)	2,447	162,623

Husqvarna AB Class B	17,446	192,432

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2020

Investments	Shares	Value

ICA Gruppen AB	4,202	$213,762

Swedish Match AB	2,991	244,894

Telefonaktiebolaget LM Ericsson Class B	30,074	330,243

Total Sweden		1,401,250
Switzerland – 9.6%

Banque Cantonale Vaudoise	4,511	459,570

Givaudan S.A., Registered Shares	132	570,384

Kuehne + Nagel International AG, Registered Shares	2,556	498,820

Logitech International S.A., Registered Shares	5,607	437,453

Nestle S.A., Registered Shares	3,491	415,462

Novartis AG, Registered Shares	5,263	457,759

Roche Holding AG Genusschein	1,187	407,165

Schindler Holding AG, Participation Certificate	1,734	474,668

Sonova Holding AG, Registered Shares*	1,735	441,138

Swisscom AG, Registered Shares	756	402,048

Total Switzerland		4,564,467
United Kingdom – 11.6%

Admiral Group PLC	22,407	756,348

AstraZeneca PLC	1,077	117,751

Bunzl PLC	17,031	551,983
Investments	Shares	Value

GlaxoSmithKline PLC	23,604	$443,081

Hikma Pharmaceuticals PLC	3,494	117,172

Imperial Brands PLC	17,655	312,124

J Sainsbury PLC	159,060	392,656

Kingfisher PLC	42,555	163,230

Reckitt Benckiser Group PLC	2,447	239,159

Rio Tinto PLC	2,538	152,753

Sage Group PLC (The)	64,041	596,766

Tesco PLC	143,664	394,674

Unilever N.V.	6,749	407,582

Unilever PLC	7,768	479,628

WM Morrison Supermarkets PLC	175,370	385,761

Total United Kingdom		5,510,668

TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $43,164,944)		47,214,525

Other Assets less Liabilities – 1.0%		459,498

NET ASSETS – 100.0%		$47,674,023
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/21/2020	9,628	AUD	6,910	USD	$—	$(9)
Bank of America N.A.	10/21/2020	9,995	CHF	10,879	USD	5	—
Bank of America N.A.	10/21/2020	21,408	DKK	3,369	USD	4	—
Bank of America N.A.	10/21/2020	17,907	EUR	20,974	USD	33	—
Bank of America N.A.	10/21/2020	12,765	GBP	16,245	USD	259	—
Bank of America N.A.	10/21/2020	9,010	ILS	2,625	USD	10	—
Bank of America N.A.	10/21/2020	2,913,164	JPY	27,760	USD	—	(149)
Bank of America N.A.	10/21/2020	17,999	NOK	1,925	USD	—	(1)
Bank of America N.A.	10/21/2020	810	NZD	538	USD	—	(3)
Bank of America N.A.	10/21/2020	32,473	SEK	3,650	USD	—	(21)
Bank of America N.A.	10/21/2020	4,968	SGD	3,638	USD	2	—
Bank of America N.A.	10/21/2020	1,337,457	USD	1,833,223	AUD	23,440	—
Bank of America N.A.	10/21/2020	2,105,623	USD	1,913,864	CHF	21,406	—
Barclays Bank PLC	10/21/2020	652,034	USD	4,093,419	DKK	6,981	—
Citibank N.A.	10/21/2020	5,373,053	USD	560,613,066	JPY	59,603	—
Goldman Sachs	10/21/2020	104,056	USD	153,779	NZD	2,407	—
HSBC Holdings PLC	10/21/2020	372,591	USD	3,378,902	NOK	11,460	—
HSBC Holdings PLC	10/21/2020	704,052	USD	956,020	SGD	3,710	—
JP Morgan Chase Bank N.A.	10/2/2020	10,322	USD	8,000	GBP	—	(20)
Morgan Stanley & Co. International	10/21/2020	706,471	USD	6,199,840	SEK	13,617	—
UBS AG	10/21/2020	4,059,548	USD	3,424,944	EUR	41,711	—
UBS AG	10/21/2020	3,144,281	USD	2,425,273	GBP	8,586	—
UBS AG	10/21/2020	508,079	USD	1,739,246	ILS	—	(528)
						$193,234	$(731)

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$47,214,525	$—	$—	$47,214,525
Total Investments in Securities	$47,214,525	$—	$—	$47,214,525

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$193,234	$—	$193,234

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(731)	$—	$(731)
Total – Net	$47,214,525	$192,503	$—	$47,407,028
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 99.7%

Australia – 3.8%

Altium Ltd.	2,230	$57,413

ARB Corp., Ltd.(a)	3,773	74,774

Aristocrat Leisure Ltd.	20,649	443,561

Beach Energy Ltd.	45,756	43,290

BlueScope Steel Ltd.	14,718	133,974

carsales.com Ltd.	18,045	267,340

Computershare Ltd.	27,699	242,607

CSL Ltd.	10,652	2,191,193

Domino’s Pizza Enterprises Ltd.	4,843	274,990

IDP Education Ltd.	4,498	61,287

Invocare Ltd.(a)	4,641	32,499

Magellan Financial Group Ltd.	11,823	479,975

NIB Holdings Ltd.	24,997	73,100

Northern Star Resources Ltd.	12,280	120,055

Pendal Group Ltd.	44,129	172,697

Reece Ltd.(a)	24,374	226,237

Regis Resources Ltd.	33,858	121,581

St Barbara Ltd.	49,414	105,544

Technology One Ltd.	9,549	54,343

Viva Energy Group Ltd.(b)	76,888	88,175

Webjet Ltd.(a)	4,760	13,272

Total Australia		5,277,907

Austria – 0.0%

S IMMO AG*	3,346	56,972

China – 2.0%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	26,358	28,433

China Overseas Land & Investment Ltd.	672,501	1,683,422

CSPC Pharmaceutical Group Ltd.	229,600	444,387

Guangdong Investment Ltd.	404,000	639,102

Total China		2,795,344

Denmark – 8.7%

Ambu A/S Class B(a)	1,522	43,159

Chr Hansen Holding A/S	2,298	255,512

Coloplast A/S Class B	8,252	1,304,538

DSV Panalpina A/S	1,366	223,264

GN Store Nord A/S	1,112	84,227

Novo Nordisk A/S Class B	91,731	6,349,024

Novozymes A/S Class B	8,008	504,494

Orsted A/S(b)	14,159	1,952,627

Rockwool International A/S Class B	416	159,905

Royal Unibrew A/S	2,382	246,015

SimCorp A/S	964	126,883

Vestas Wind Systems A/S	5,336	865,831

Total Denmark		12,115,479

Finland – 3.9%

Kone Oyj Class B	29,515	2,597,885

Metsa Board Oyj	42,465	350,817

Neste Oyj	32,895	1,734,688

Nokian Renkaat Oyj	16,469	466,394
Investments	Shares	Value

Wartsila Oyj Abp	40,336	$317,762

Total Finland		5,467,546

France – 5.4%

Cie Plastic Omnium S.A.	10,341	273,571

Gaztransport Et Technigaz S.A.	2,858	273,310

Hermes International	1,560	1,346,756

Ipsen S.A.	1,329	139,560

Kering S.A.	5,448	3,626,169

Rubis SCA	5,949	238,862

Sartorius Stedim Biotech	824	284,661

Teleperformance	1,274	393,807

Trigano S.A.	1,114	172,175

Valeo S.A.	24,530	755,084

Total France		7,503,955

Germany – 7.5%

Bechtle AG	931	188,761

CANCOM SE	934	48,301

Dermapharm Holding SE	2,518	134,645

Deutsche Wohnen SE, Bearer Shares	15,025	752,158

Fuchs Petrolub SE	4,353	163,346

Hochtief AG	6,531	508,913

Infineon Technologies AG	42,197	1,193,266

MTU Aero Engines AG	1,410	234,788

Nemetschek SE	1,302	95,424

SAP SE	32,433	5,049,205

Siemens Healthineers AG(b)	38,158	1,713,772

Siltronic AG	5,191	466,403

Total Germany		10,548,982

Hong Kong – 0.6%

Techtronic Industries Co., Ltd.	58,000	760,361

Vitasoy International Holdings Ltd.(a)	16,000	62,039

Total Hong Kong		822,400

Indonesia – 0.0%

First Resources Ltd.	63,200	56,019

Ireland – 0.2%

Hibernia REIT PLC	22,182	25,934

Kerry Group PLC Class A	2,305	295,974

Total Ireland		321,908

Israel – 0.2%

ICL Group Ltd.	94,048	333,264

Italy – 1.1%

Brunello Cucinelli SpA*(a)	2,163	66,049

DiaSorin SpA	970	195,531

Ferrari N.V.	2,991	549,434

Interpump Group SpA	2,413	89,755

Recordati Industria Chimica e Farmaceutica SpA	10,973	562,824

Reply SpA	664	76,657

Total Italy		1,540,250

Japan – 23.4%

Advantest Corp.	14,600	704,198

Ain Holdings, Inc.	600	41,846

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2020

Investments	Shares	Value

Asahi Intecc Co., Ltd.	1,400	$43,779

Astellas Pharma, Inc.	101,200	1,502,704

Bandai Namco Holdings, Inc.	11,600	845,185

Benefit One, Inc.	6,100	153,295

Chugai Pharmaceutical Co., Ltd.	40,600	1,813,977

Daifuku Co., Ltd.	3,700	370,947

Daito Trust Construction Co., Ltd.	6,900	609,381

Disco Corp.	1,400	337,098

Elecom Co., Ltd.	1,500	73,344

en-japan, Inc.	1,600	40,042

Fast Retailing Co., Ltd.	1,400	873,723

Funai Soken Holdings, Inc.	1,000	23,463

GMO Payment Gateway, Inc.	546	58,154

Harmonic Drive Systems, Inc.(a)	1,600	102,189

Haseko Corp.	42,700	558,381

Hikari Tsushin, Inc.	1,500	355,065

Hoya Corp.	8,300	932,796

Infocom Corp.	700	26,798

Japan Lifeline Co., Ltd.	2,800	36,907

Japan Material Co., Ltd.	2,100	29,193

JINS Holdings, Inc.	600	47,077

Kakaku.com, Inc.	7,200	188,784

Kaken Pharmaceutical Co., Ltd.(a)	2,900	132,455

Kao Corp.	14,700	1,098,634

Keyence Corp.	1,500	696,200

Kobe Bussan Co., Ltd.(a)	1,600	87,634

Konami Holdings Corp.(a)	7,300	314,053

Kose Corp.	1,400	170,473

Kotobuki Spirits Co., Ltd.	600	30,645

Lasertec Corp.	1,700	138,700

M3, Inc.	5,600	344,926

Mani, Inc.(a)	1,300	35,318

Maruwa Unyu Kikan Co., Ltd.(a)	1,000	39,373

McDonald’s Holdings Co., Japan Ltd.	2,000	97,034

Meitec Corp.	2,100	106,463

Miroku Jyoho Service Co., Ltd.	300	6,231

Mixi, Inc.(a)	7,800	209,173

MonotaRO Co., Ltd.	2,200	108,822

Murata Manufacturing Co., Ltd.	28,000	1,797,062

Nidec Corp.	8,700	808,334

Nihon M&A Center, Inc.(a)	2,700	152,999

Nintendo Co., Ltd.	6,440	3,640,769

Nippon Shinyaku Co., Ltd.	1,100	90,060

Nissan Chemical Corp.	6,000	318,393

Obic Co., Ltd.	1,900	332,000

Open House Co., Ltd.	6,000	216,052

Oracle Corp.	3,800	407,619

Outsourcing, Inc.	5,973	54,789

Pigeon Corp.	3,800	169,241

Pilot Corp.	1,600	46,849

Recruit Holdings Co., Ltd.	26,400	1,040,690

Relo Group, Inc.	3,200	76,293

Round One Corp.(a)	4,600	36,877

SCSK Corp.	3,800	211,371
Investments	Shares	Value

Seria Co., Ltd.(a)	3,100	$131,455

Shimano, Inc.	1,700	333,782

Shin-Etsu Chemical Co., Ltd.	18,100	2,347,186

Shionogi & Co., Ltd.	10,100	538,737

Showa Denko K.K.	10,900	198,520

Sysmex Corp.	3,600	342,159

Systena Corp.(a)	2,400	41,482

TechnoPro Holdings, Inc.	1,200	74,140

Toei Animation Co., Ltd.(a)	1,100	71,401

Tokai Carbon Co., Ltd.(a)	8,700	92,499

Tokuyama Corp.	3,500	83,711

Tokyo Electron Ltd.	17,100	4,428,532

Tosho Co., Ltd.	400	4,909

Trend Micro, Inc.	8,900	540,595

Ulvac, Inc.	3,400	122,591

USS Co., Ltd.	14,900	265,300

Workman Co., Ltd.(a)	1,200	104,729

ZOZO, Inc.(a)	8,100	224,740

Total Japan		32,730,326

Kazakhstan – 0.1%

KAZ Minerals PLC	13,303	90,118

Netherlands – 4.9%

ASM International N.V.	2,141	307,177

ASML Holding N.V.	10,446	3,854,920

Corbion N.V.	2,598	119,577

Euronext N.V.(b)	3,395	425,585

Koninklijke DSM N.V.	7,781	1,282,890

TKH Group N.V. CVA	2,155	78,844

Wolters Kluwer N.V.	8,601	734,662

Total Netherlands		6,803,655

New Zealand – 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	20,154	443,216

Mainfreight Ltd.	3,149	95,790

Ryman Healthcare Ltd.	18,633	173,415

Total New Zealand		712,421

Norway – 2.3%

Borregaard ASA	5,699	86,978

Grieg Seafood ASA	7,963	72,681

Mowi ASA	50,585	896,642

Telenor ASA	128,922	2,155,681

Total Norway		3,211,982

Portugal – 0.4%

Altri, SGPS, S.A.	1,222	5,368

Jeronimo Martins, SGPS, S.A.	31,956	513,570

Total Portugal		518,938

Singapore – 0.5%

Sheng Siong Group Ltd.	89,900	106,028

Singapore Technologies Engineering Ltd.	224,100	568,007

Total Singapore		674,035

Spain – 4.6%

Cie Automotive S.A.	6,412	121,282

Ence Energia y Celulosa S.A.*(a)	35,667	91,680

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2020

Investments	Shares	Value

Faes Farma S.A.	19,842	$80,041

Grifols S.A.(a)	13,912	401,159

Industria de Diseno Textil S.A.	203,568	5,681,396

Prosegur Cash S.A.(b)	98,931	81,208

Total Spain		6,456,766

Sweden – 2.0%

AAK AB*	5,997	112,000

AddTech AB Class B	7,608	99,967

Atlas Copco AB Class B	19,055	798,820

Beijer Ref AB	3,769	124,735

Epiroc AB Class A	18,695	271,861

Epiroc AB Class B	8,918	124,254

Evolution Gaming Group AB(b)	4,895	325,312

Fagerhult AB*	13,887	67,573

Hexpol AB*	18,796	168,534

Lifco AB Class B	1,569	121,926

Loomis AB*	4,333	118,613

Mycronic AB	5,324	125,753

Paradox Interactive AB	1,621	55,241

Sectra AB Class B*(a)	911	60,462

Sweco AB Class B	4,642	258,188

Total Sweden		2,833,239

Switzerland – 8.2%

Givaudan S.A., Registered Shares	398	1,719,793

Kuehne + Nagel International AG, Registered Shares	10,687	2,085,637

Logitech International S.A., Registered Shares	5,997	467,880

Partners Group Holding AG	1,636	1,509,305

Roche Holding AG, Bearer Shares	8,387	2,886,497

Schindler Holding AG, Participation Certificate	1,531	419,098

Schindler Holding AG, Registered Shares	2,603	709,999

SFS Group AG	1,854	186,964

SGS S.A., Registered Shares	457	1,228,118

Straumann Holding AG, Registered Shares	195	197,388

Temenos AG, Registered Shares	671	90,599

Total Switzerland		11,501,278

United Kingdom – 19.4%

Ashmore Group PLC	38,266	177,202

Ashtead Group PLC	12,604	456,245

Brewin Dolphin Holdings PLC	25,643	77,408

British American Tobacco PLC	141,698	5,088,023

Cranswick PLC	1,568	73,503

Croda International PLC	3,098	250,318

Diageo PLC	73,693	2,524,663

Diversified Gas & Oil PLC	65,296	88,635

Electrocomponents PLC	14,174	130,560

Evraz PLC	215,992	962,242

Ferrexpo PLC	29,927	68,326

Fresnillo PLC	26,762	414,137

Games Workshop Group PLC	1,151	151,628

Halma PLC	4,500	136,423

Hargreaves Lansdown PLC	14,265	288,061

HomeServe PLC	8,601	137,435
Investments	Shares	Value

Intertek Group PLC	4,066	$332,948

John Laing Group PLC(b)	19,806	80,298

Moneysupermarket.com Group PLC	23,631	81,630

RELX PLC	54,853	1,223,975

Rio Tinto PLC	85,971	5,174,276

Rotork PLC	31,976	116,657

Safestore Holdings PLC	8,465	85,360

Spirax-Sarco Engineering PLC	1,200	171,658

SSP Group PLC	2,193	5,117

Unilever N.V.	98,242	5,932,982

Unilever PLC	47,642	2,941,613

Total United Kingdom		27,171,323
TOTAL COMMON STOCKS (Cost: $121,941,081)		139,544,107
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)

(Cost: $1,568,684)	1,568,684	1,568,684

TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $123,509,765)		141,112,791

Other Assets less Liabilities – (0.8)%		(1,060,621)

NET ASSETS – 100.0%		$140,052,170

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,234,141 and the total market value of the collateral held by the Fund was $2,374,970. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $806,286.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks	$139,544,107	$—	$—	$139,544,107
Investment of Cash Collateral for Securities Loaned	—	1,568,684	—	1,568,684
Total Investments in Securities	$139,544,107	$1,568,684	$—	$141,112,791

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 98.9%

Australia – 11.6%

Accent Group Ltd.	1,360,597	$1,604,217

ALS Ltd.	583,690	3,853,093

Altium Ltd.	43,119	1,110,127

Ansell Ltd.	129,159	3,434,521

ARB Corp., Ltd.(a)	60,141	1,191,882

AUB Group Ltd.	105,990	1,261,074

Austal Ltd.	304,219	715,200

Australian Finance Group Ltd.(a)	621,411	948,694

Bank of Queensland Ltd.(a)	1,136,861	4,669,061

Bapcor Ltd.	366,856	1,785,389

Bell Financial Group Ltd.	1,051,156	960,605

Bingo Industries Ltd.(a)	387,649	672,391

Blackmores Ltd.*(a)	20,891	944,386

Breville Group Ltd.	99,510	1,795,219

Brickworks Ltd.	184,825	2,571,306

Capitol Health Ltd.	1,771,316	311,050

carsales.com Ltd.	286,385	4,242,856

Cedar Woods Properties Ltd.	183,726	757,192

Centuria Capital Group	666,701	1,065,623

Corporate Travel Management Ltd.*	75,666	934,445

Costa Group Holdings Ltd.	481,719	1,160,114

Credit Corp Group Ltd.	55,396	672,604

CSR Ltd.	1,242,233	3,801,881

Data#3 Ltd.(a)	315,593	1,483,880

Dicker Data Ltd.	212,623	1,167,365

Domino’s Pizza Enterprises Ltd.	94,412	5,360,800

Eagers Automotive Ltd.	272,187	1,785,073

Elders Ltd.	128,647	1,000,454

Estia Health Ltd.(a)	595,148	620,663

Event Hospitality and Entertainment Ltd.(a)	254,461	1,758,190

FlexiGroup Ltd.(a)	619,415	472,823

G8 Education Ltd.	858,181	593,573

Genworth Mortgage Insurance Australia Ltd.	1,041,371	1,168,120

GUD Holdings Ltd.	169,009	1,378,541

GWA Group Ltd.(a)	565,893	1,127,578

Healius Ltd.	651,562	1,676,555

Helloworld Travel Ltd.(a)	230,677	299,261

HT&E Ltd.(a)	482,078	497,562

IGO Ltd.	210,015	626,197

Infomedia Ltd.(a)	388,685	451,316

Ingenia Communities Group	301,133	984,217

Inghams Group Ltd.(a)	677,783	1,447,686

Integral Diagnostics Ltd.(a)	220,181	661,244

Integrated Research Ltd.	248,594	630,756

Invocare Ltd.(a)	118,328	828,609

IOOF Holdings Ltd.	1,370,985	3,026,572

IPH Ltd.	246,489	1,264,964

IRESS Ltd.	209,682	1,438,271

Japara Healthcare Ltd.	907,394	253,646

JB Hi-Fi Ltd.(a)	220,417	7,434,719

Jumbo Interactive Ltd.(a)	37,966	340,152

Jupiter Mines Ltd.	9,277,638	1,861,929
Investments	Shares	Value

Kogan.com Ltd.	92,340	$1,335,607

Link Administration Holdings Ltd.	729,810	1,951,130

Lovisa Holdings Ltd.(a)	128,917	765,082

McMillan Shakespeare Ltd.	167,482	985,550

Metcash Ltd.(a)	1,499,529	2,966,412

Mineral Resources Ltd.(a)	239,021	4,267,538

Monadelphous Group Ltd.(a)	128,713	935,466

Monash IVF Group Ltd.	486,360	224,846

Money3 Corp. Ltd.	301,465	451,597

MyState Ltd.(a)	229,843	593,064

Navigator Global Investments Ltd.	376,486	411,516

Netwealth Group Ltd.	115,848	1,260,457

New Hope Corp., Ltd.(a)	1,872,947	1,725,028

NIB Holdings Ltd.	495,142	1,447,963

Nick Scali Ltd.(a)	233,487	1,425,837

Nine Entertainment Co. Holdings Ltd.	2,407,092	3,010,618

OFX Group Ltd.	498,831	393,291

Orora Ltd.	1,429,154	2,458,430

OZ Minerals Ltd.	314,962	3,162,743

Peet Ltd.	899,593	793,083

Pendal Group Ltd.	824,780	3,227,738

Perenti Global Ltd.	779,046	639,346

Perpetual Ltd.	115,020	2,305,862

Pinnacle Investment Management Group Ltd.(a)	179,959	653,957

Platinum Asset Management Ltd.(a)	1,389,109	3,056,626

Premier Investments Ltd.	258,952	3,816,014

Regis Healthcare Ltd.(a)	703,256	524,221

Regis Resources Ltd.	590,489	2,120,397

Reliance Worldwide Corp., Ltd.	635,777	1,740,747

Sandfire Resources Ltd.	290,935	850,793

Service Stream Ltd.(a)	556,152	817,175

SG Fleet Group Ltd.(a)	562,279	620,641

Sigma Healthcare Ltd.*	2,693,369	1,138,978

Sims Ltd.	392,687	2,133,454

SmartGroup Corp., Ltd.	226,287	927,733

Southern Cross Media Group Ltd.*	2,615,388	281,187

Spark Infrastructure Group	3,955,404	5,811,822

St Barbara Ltd.	850,613	1,816,837

Steadfast Group Ltd.	693,249	1,590,035

Tassal Group Ltd.	209,470	520,977

Technology One Ltd.	168,523	959,063

Virtus Health Ltd.	145,472	402,471

Webcentral Grp Ltd.*(a)	592,102	61,536

Total Australia		148,686,514

Austria – 1.4%

EVN AG	160,127	2,681,398

Oesterreichische Post AG(a)	166,891	5,616,728

Palfinger AG	33,429	925,133

Porr AG*(a)	67,370	921,157

S IMMO AG*	62,438	1,063,125

UNIQA Insurance Group AG	738,896	4,462,304

Wienerberger AG	100,343	2,652,220

Total Austria		18,322,065

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

Belgium – 1.4%

Bekaert S.A.	69,535	$1,448,155

bpost S.A.	916,069	8,072,829

D’ieteren S.A./N.V.	57,576	3,585,127

Econocom Group S.A./N.V.*(a)	323,403	976,540

Euronav N.V.	122,802	1,087,949

Greenyard N.V.*(a)	100,851	609,054

Ontex Group N.V.*(a)	87,111	1,138,981

Orange Belgium S.A.	72,777	1,176,013

Total Belgium		18,094,648

China – 1.7%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	543,000	585,739

China Overseas Grand Oceans Group Ltd.	5,443,900	3,104,779

China Power International Development Ltd.	23,543,800	4,344,211

China South City Holdings Ltd.	14,300,200	1,310,083

China Traditional Chinese Medicine Holdings Co., Ltd.(a)	5,641,900	2,358,678

CITIC Telecom International Holdings Ltd.	8,480,822	2,702,920

CPMC Holdings Ltd.	2,129,009	934,017

Fountain SET Holdings Ltd.	2,798,487	317,764

Genertec Universal Medical Group Co., Ltd.(b)	2,911,200	1,927,027

Poly Property Group Co., Ltd.	6,283,600	1,743,192

Shougang Fushan Resources Group Ltd.	12,157,612	2,604,082

Total China		21,932,492

Denmark – 1.3%

Alm Brand A/S*	323,809	3,708,545

Matas A/S*	148,382	1,727,451

NNIT A/S(b)	32,142	667,373

Ringkjoebing Landbobank A/S	28,324	2,150,710

Scandinavian Tobacco Group A/S Class A(b)	278,708	4,138,195

Schouw & Co. A/S	24,430	2,370,742

Spar Nord Bank A/S*	289,459	2,163,732

Total Denmark		16,926,748

Finland – 3.9%

Ahlstrom-Munksjo Oyj(a)	136,284	2,873,447

Aktia Bank Oyj	184,632	2,000,541

Cargotec Oyj Class B	75,365	2,600,046

Citycon Oyj(a)	473,301	3,729,712

Fiskars Oyj Abp	108,154	1,471,191

Kemira Oyj	249,483	3,180,088

Konecranes Oyj	114,821	3,603,098

Lassila & Tikanoja Oyj	89,885	1,366,032

Metsa Board Oyj(a)	759,218	6,272,145

Oriola Oyj Class B	183,579	406,868

Outokumpu Oyj*(a)	795,991	2,132,863

Raisio Oyj Class V	238,187	858,879

Revenio Group Oyj	10,339	470,412

Sanoma Oyj	287,523	3,681,831

Terveystalo Oyj(b)	104,259	1,249,491

TietoEVRY Oyj	209,757	5,804,931

Tokmanni Group Corp.	150,856	2,664,134

Uponor Oyj	157,462	2,758,639
Investments	Shares	Value

YIT Oyj(a)	459,495	$2,777,653

Total Finland		49,902,001

France – 1.9%

Albioma S.A.	30,812	1,606,054

Beneteau S.A.	82,621	665,604

Chargeurs S.A.(a)	30,488	600,630

Derichebourg S.A.	269,839	799,294

Elior Group S.A.(a)(b)	224,642	1,043,169

Haulotte Group S.A.(a)	51,263	242,558

IPSOS	61,608	1,542,423

Jacquet Metal Service S.A.	48,241	469,530

Kaufman & Broad S.A.	53,410	2,123,200

Maisons du Monde S.A.*(b)	57,440	864,864

Manitou BF S.A.*(a)	47,017	906,411

Nexans S.A.*	22,965	1,333,569

Nexity S.A.	134,995	4,112,685

Quadient S.A.	47,317	641,422

Rallye S.A.*	132,322	540,759

Rothschild & Co.*	83,789	2,363,038

Trigano S.A.	19,395	2,997,601

Vicat S.A.	56,370	1,887,221

Total France		24,740,032

Germany – 5.4%

Aareal Bank AG*	188,987	3,800,709

alstria office REIT-AG	241,513	3,358,875

AURELIUS Equity Opportunities SE & Co. KGaA*	46,111	749,439

Aurubis AG	67,346	4,591,509

BayWa AG	54,981	1,808,482

Bilfinger SE	65,557	1,198,488

Borussia Dortmund GmbH & Co. KGaA	25,185	151,505

CropEnergies AG	142,222	2,471,631

Dermapharm Holding SE	48,376	2,586,803

Deutz AG*	107,597	626,578

DIC Asset AG	118,989	1,431,603

Duerr AG	85,926	2,645,988

Elmos Semiconductor SE	16,639	406,820

Encavis AG	192,727	3,783,264

Freenet AG	435,261	8,814,764

Gerresheimer AG	20,433	2,287,055

Hamburger Hafen und Logistik AG	78,820	1,382,727

Indus Holding AG	44,020	1,447,943

Jenoptik AG	23,705	636,567

JOST Werke AG*(b)	23,318	940,629

Krones AG	32,355	2,008,982

MLP SE	197,425	1,331,185

PATRIZIA AG	54,652	1,490,039

Pfeiffer Vacuum Technology AG	8,312	1,725,232

Salzgitter AG*	51,921	859,699

Siltronic AG	91,403	8,212,421

Software AG	61,341	3,026,880

Takkt AG	119,584	1,492,050

VERBIO Vereinigte BioEnergie AG	64,680	1,415,306

Wuestenrot & Wuerttembergische AG	115,464	1,933,496

Total Germany		68,616,669

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

Hong Kong – 1.1%

BOCOM International Holdings Co., Ltd.	3,968,000	$547,840

Dah Sing Banking Group Ltd.	1,759,200	1,523,127

Dah Sing Financial Holdings Ltd.	575,429	1,382,515

Guotai Junan International Holdings Ltd.(a)	12,475,000	1,657,968

Hongkong & Shanghai Hotels Ltd. (The)	1,352,370	1,050,486

Hutchison Port Holdings Trust(a)	24,103,800	3,953,023

Kowloon Development Co., Ltd.	1,421,000	1,734,537

Lai Sun Development Co., Ltd.	498,300	448,791

Nissin Foods Co., Ltd.	805,000	840,316

Television Broadcasts Ltd.	1,326,900	1,153,975

Total Hong Kong		14,292,578

Indonesia – 0.1%

First Resources Ltd.	1,214,500	1,076,511

Ireland – 0.3%

C&C Group PLC	453,277	1,148,553

Hibernia REIT PLC	712,229	832,690

Irish Continental Group PLC(a)	216,776	790,570

Origin Enterprises PLC	183,139	719,439

Total Ireland		3,491,252

Israel – 2.5%

Ashtrom Group Ltd.	194,949	2,308,974

Ashtrom Properties Ltd.	181,895	792,397

AudioCodes Ltd.	20,278	645,637

Delek Automotive Systems Ltd.	250,502	1,233,358

Delek Group Ltd.*	31,018	604,254

Electra Consumer Products 1970 Ltd.	20,224	555,815

First International Bank of Israel Ltd.	157,930	3,282,070

Fox Wizel Ltd.	31,884	2,108,634

Gazit-Globe Ltd.	377,589	1,530,095

Gilat Satellite Networks Ltd.*	112,119	632,663

Harel Insurance Investments & Financial Services Ltd.*	325,130	2,039,014

Hilan Ltd.	13,619	596,078

Inrom Construction Industries Ltd.	368,814	1,493,458

Matrix IT Ltd.	82,356	1,940,734

Maytronics Ltd.	106,758	1,645,560

Mehadrin Ltd.*	1	38

Menora Mivtachim Holdings Ltd.	41,934	508,436

Naphtha Israel Petroleum Corp., Ltd.*	224,178	854,686

Paz Oil Co., Ltd.	21,447	1,689,273

Phoenix Holdings Ltd. (The)*	624,866	2,902,997

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,849	1,300,026

Shapir Engineering and Industry Ltd.*	218,797	1,470,673

Shufersal Ltd.	231,762	1,815,987

Total Israel		31,950,857

Italy – 3.3%

Anima Holding SpA(b)	849,849	3,338,529

Ascopiave SpA	343,542	1,283,092

ASTM SpA*	72,444	1,518,083

Avio SpA*	48,912	769,727
Investments	Shares	Value

Azimut Holding SpA	393,624	$7,117,616

Banca Farmafactoring SpA(b)	696,434	3,924,117

Banca IFIS SpA	189,576	1,828,470

Banca Popolare di Sondrio SCPA*	535,553	1,123,522

Brunello Cucinelli SpA*(a)	25,860	789,656

Cairo Communication SpA*	264,968	395,229

Cementir Holding N.V.	161,166	1,116,939

Credito Emiliano SpA*	647,441	3,029,296

Datalogic SpA(a)	62,485	874,880

doValue SpA*(a)(b)	118,636	1,178,334

Falck Renewables SpA	169,332	1,069,285

Gruppo MutuiOnline SpA	33,479	930,442

Immobiliare Grande Distribuzione SIIQ SpA(a)	368,596	1,281,575

La Doria SpA	59,462	779,561

MARR SpA*	89,519	1,442,350

Piaggio & C. SpA	486,523	1,315,622

RAI Way SpA(b)	291,280	1,851,307

Saras SpA*(a)	2,210,687	1,155,676

Societa Cattolica di Assicurazioni SC*(a)	344,198	1,836,489

Unieuro SpA*(a)(b)	63,257	836,732

Zignago Vetro SpA	118,896	1,865,486

Total Italy		42,652,015

Japan – 33.4%

77 Bank Ltd. (The)(a)	64,100	984,005

Achilles Corp.(a)	39,500	657,647

ADEKA Corp.	95,201	1,363,107

Aeon Hokkaido Corp.(a)	84,900	703,947

Ahresty Corp.*(a)	105,800	332,849

Ai Holdings Corp.	41,200	754,663

Aica Kogyo Co., Ltd.(a)	58,300	2,060,637

Akatsuki, Inc.(a)	9,500	415,901

Alconix Corp.(a)	41,300	595,255

Amano Corp.	56,300	1,304,402

Amuse, Inc.	21,600	495,533

AOI TYO Holdings, Inc.(a)	69,600	275,683

AOKI Holdings, Inc.(a)	203,300	1,013,321

Aoyama Trading Co., Ltd.(a)	105,801	552,415

Arakawa Chemical Industries Ltd.(a)	57,500	689,804

Ariake Japan Co., Ltd.	12,800	864,816

Artnature, Inc.	147,300	932,402

Asahi Holdings, Inc.	55,800	1,797,783

Asahi Yukizai Corp.(a)	40,800	524,257

Asia Pile Holdings Corp.(a)	105,000	486,544

Asics Corp.	95,600	1,326,243

ASKUL Corp.	23,000	933,905

Ateam, Inc.	45,500	338,458

Autobacs Seven Co., Ltd.	111,203	1,439,432

Axial Retailing, Inc.	17,300	809,016

Bank of the Ryukyus Ltd.	59,000	509,883

Baroque Japan Ltd.(a)	80,500	483,626

BayCurrent Consulting, Inc.	8,000	1,106,794

Benesse Holdings, Inc.	63,000	1,614,849

Bic Camera, Inc.	144,200	1,591,898

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

BML, Inc.	21,100	$632,820

Broadleaf Co., Ltd.	104,900	541,746

Cawachi Ltd.	21,300	589,368

Chubu Shiryo Co., Ltd.(a)	52,800	884,586

Chugoku Bank Ltd. (The)(a)	147,100	1,403,674

Citizen Watch Co., Ltd.(a)	321,507	895,698

CKD Corp.(a)	54,000	877,059

Cleanup Corp.	135,000	656,259

CMK Corp.(a)	63,800	291,401

cocokara fine, Inc.	9,300	599,261

Computer Engineering & Consulting Ltd.	19,500	299,900

Comture Corp.(a)	21,600	538,516

CONEXIO Corp.	53,700	598,419

Cosmo Energy Holdings Co., Ltd.	83,800	1,191,925

Credit Saison Co., Ltd.	177,300	1,868,261

Dai Nippon Toryo Co., Ltd.	81,500	766,886

Daido Metal Co., Ltd.(a)	95,800	462,977

Daido Steel Co., Ltd.(a)	41,091	1,269,370

Daiho Corp.	27,000	768,834

Daiichikosho Co., Ltd.	36,900	1,180,115

Daiken Medical Co., Ltd.	103,700	535,549

Daikoku Denki Co., Ltd.(a)	63,100	604,512

Daishi Hokuetsu Financial Group, Inc.	47,840	984,181

Daitron Co., Ltd.	29,500	427,139

Daiwabo Holdings Co., Ltd.	15,200	975,116

Denka Co., Ltd.	86,000	2,603,715

Dexerials Corp.	78,400	820,180

DIC Corp.	107,300	2,661,910

Digital Arts, Inc.(a)	5,900	479,134

Digital Garage, Inc.	20,800	703,648

Dip Corp.	36,900	753,175

DKS Co., Ltd.(a)	11,300	457,225

DMG Mori Co., Ltd.	128,400	1,766,671

Dowa Holdings Co., Ltd.	52,500	1,532,266

DyDo Group Holdings, Inc.	21,100	1,067,696

Ebara Corp.	63,100	1,699,927

EDION Corp.(a)	123,800	1,290,439

Eiken Chemical Co., Ltd.	28,800	577,474

Elecom Co., Ltd.	20,200	987,700

Elematec Corp.	63,100	592,553

EM Systems Co., Ltd.	55,000	451,341

Enplas Corp.	16,600	352,355

eRex Co., Ltd.(a)	20,000	206,576

ESPEC Corp.(a)	22,900	405,790

Exedy Corp.	58,670	759,435

Feed One Co., Ltd.	84,860	747,842

Ferrotec Holdings Corp.(a)	84,700	721,551

Financial Products Group Co., Ltd.(a)	145,500	733,498

First Juken Co., Ltd.(a)	75,300	789,890

FJ Next Co., Ltd.(a)	58,000	491,898

FP Corp.	33,400	1,402,085

France Bed Holdings Co., Ltd.(a)	95,700	800,750

FTGroup Co., Ltd.(a)	42,400	530,352

Fudo Tetra Corp.	35,320	509,066
Investments	Shares	Value

Fuji Corp., Ltd.(a)	126,100	$639,283

Fuji Kyuko Co., Ltd.(a)	14,200	528,816

Fuji Oil Holdings, Inc.	40,600	1,273,439

Fuji Pharma Co., Ltd.	56,700	671,073

Fuji Soft, Inc.	16,100	825,367

Fujibo Holdings, Inc.	31,700	1,099,422

Fujicco Co., Ltd.(a)	43,500	858,623

Fujimi, Inc.	33,541	1,161,682

Fujitec Co., Ltd.	104,200	2,216,706

Fujitsu General Ltd.	50,000	1,445,087

Fukui Computer Holdings, Inc.	20,600	598,304

Furukawa Electric Co., Ltd.	63,100	1,496,031

Furuno Electric Co., Ltd.(a)	25,600	241,857

Furyu Corp.	80,300	907,779

Fuso Chemical Co., Ltd.	22,300	787,146

Futaba Industrial Co., Ltd.	97,000	489,918

Future Corp.	21,100	435,876

Fuyo General Lease Co., Ltd.	29,700	1,829,338

Gakujo Co., Ltd.	43,400	457,318

GLOBERIDE, Inc.(a)	12,700	372,468

Glory Ltd.	65,477	1,456,837

GMO Internet, Inc.	45,500	1,181,801

Grandy House Corp.	164,900	582,846

GS Yuasa Corp.	76,900	1,317,495

Gunma Bank Ltd. (The)	450,900	1,495,452

H-One Co., Ltd.(a)	63,100	336,637

H.U. Group Holdings, Inc.(a)	66,400	1,769,324

H2O Retailing Corp.(a)	147,200	952,692

Hachijuni Bank Ltd. (The)	432,400	1,692,232

Hakuto Co., Ltd.	60,100	638,417

Hanwa Co., Ltd.	80,200	1,595,944

Harima Chemicals Group, Inc.(a)	64,900	680,180

Hazama Ando Corp.	244,100	1,679,301

Heiwa Corp.(a)	90,419	1,482,279

Heiwado Co., Ltd.	34,800	747,575

Hinokiya Group Co., Ltd.(a)	22,900	426,188

Hioki EE Corp.	10,900	426,580

Hiroshima Bank Ltd. (The)(a)	344,500	1,958,685

Hochiki Corp.	49,900	606,195

Hogy Medical Co., Ltd.	22,000	751,540

Hokkoku Bank Ltd. (The)(a)	21,200	619,748

Hokuetsu Industries Co., Ltd.	70,300	743,436

Hokuhoku Financial Group, Inc.	148,700	1,489,395

Hokuto Corp.	58,200	1,237,019

Honeys Holdings Co., Ltd.	63,400	615,796

Horiba Ltd.	28,400	1,474,765

Ibiden Co., Ltd.	63,100	2,122,667

Ichibanya Co., Ltd.(a)	21,000	1,118,355

Ichigo, Inc.	312,800	904,046

Ichikoh Industries Ltd.	58,000	252,819

Ichinen Holdings Co., Ltd.(a)	37,000	441,419

IDOM, Inc.	125,200	750,986

Imasen Electric Industrial(a)	95,800	621,842

Inaba Denki Sangyo Co., Ltd.	67,400	1,679,092

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

Inageya Co., Ltd.(a)	37,100	$695,032

Ines Corp.	58,200	898,948

Infocom Corp.	20,800	796,285

Infomart Corp.	40,600	357,794

Information Services International-Dentsu Ltd.	21,100	1,323,624

Innotech Corp.(a)	44,100	439,621

Intage Holdings, Inc.	76,400	719,621

IR Japan Holdings Ltd.	15,000	1,879,087

Iriso Electronics Co., Ltd.(a)	12,200	490,173

Iseki & Co., Ltd.(a)	48,500	649,853

Itfor, Inc.(a)	63,100	540,533

Itochu Enex Co., Ltd.	189,501	1,738,245

Itoham Yonekyu Holdings, Inc.	226,800	1,618,311

Itoki Corp.(a)	146,300	500,467

Iwaki Co., Ltd.(a)	40,500	364,588

Iyo Bank Ltd. (The)	274,400	1,809,745

Japan Cash Machine Co., Ltd.	32,900	184,250

Japan Lifeline Co., Ltd.	39,500	520,653

Japan Steel Works Ltd. (The)(a)	76,400	1,332,095

Japan Transcity Corp.	162,700	900,377

JBCC Holdings, Inc.(a)	33,300	535,173

Jeol Ltd.	21,000	719,369

JM Holdings Co., Ltd.(a)	21,000	560,172

JVCKenwood Corp.	240,600	332,868

K’s Holdings Corp.	175,402	2,360,190

Kaga Electronics Co., Ltd.	38,400	812,902

Kagome Co., Ltd.	62,300	2,172,501

Kaken Pharmaceutical Co., Ltd.	38,600	1,763,025

Kameda Seika Co., Ltd.(a)	19,900	1,018,289

Kanaden Corp.	45,500	643,717

Kandenko Co., Ltd.	229,300	1,868,644

Kaneka Corp.(a)	55,200	1,540,453

Kanematsu Corp.	138,100	1,681,593

Kansai Mirai Financial Group, Inc.(a)	374,200	1,528,288

Kasai Kogyo Co., Ltd.(a)	108,000	362,286

Kato Sangyo Co., Ltd.	22,100	789,510

Ki-Star Real Estate Co., Ltd.(a)	45,000	1,119,776

King Jim Co., Ltd.(a)	108,600	932,357

Koatsu Gas Kogyo Co., Ltd.(a)	101,300	805,370

Koei Tecmo Holdings Co., Ltd.	85,500	4,099,593

Kohnan Shoji Co., Ltd.	40,500	1,569,648

Kokusai Pulp & Paper Co., Ltd.(a)	273,300	789,884

Kokuyo Co., Ltd.	92,400	1,155,766

Konaka Co., Ltd.(a)	183,900	500,136

Kondotec, Inc.	94,200	1,088,125

Konoike Transport Co., Ltd.(a)	62,800	687,926

Kotobuki Spirits Co., Ltd.	12,100	618,014

Kumagai Gumi Co., Ltd.	58,600	1,505,398

Kurabo Industries Ltd.	45,895	838,487

Kusuri no Aoki Holdings Co., Ltd.	3,900	317,085

Kyokuyo Co., Ltd.(a)	30,300	803,368

KYORIN Holdings, Inc.(a)	79,490	1,605,919

Kyosan Electric Manufacturing Co., Ltd.(a)	127,700	584,470

Kyowa Exeo Corp.(a)	85,800	2,229,353
Investments	Shares	Value

Kyudenko Corp.(a)	65,500	$1,883,753

Kyushu Financial Group, Inc.(a)	385,300	1,799,990

LAC Co., Ltd.(a)	21,000	254,714

Lasertec Corp.	20,900	1,705,193

LEC, Inc.(a)	37,000	587,975

Life Corp.	21,000	964,133

LIFULL Co., Ltd.(a)	61,800	259,428

Link And Motivation, Inc.(a)	65,100	243,053

Lintec Corp.	79,330	1,837,227

Mabuchi Motor Co., Ltd.	69,400	2,679,854

Maeda Corp.	141,500	1,031,114

Maeda Road Construction Co., Ltd.	90,600	1,649,224

Mani, Inc.(a)	33,100	899,249

Marubun Corp.(a)	77,200	387,719

Marudai Food Co., Ltd.(a)	47,700	786,035

Maruha Nichiro Corp.	26,200	598,829

Marusan Securities Co., Ltd.(a)	232,300	990,571

Maruwa Co., Ltd.	9,500	875,012

Maruwa Unyu Kikan Co., Ltd.(a)	13,000	511,845

Marvelous, Inc.	96,500	731,546

Matsui Securities Co., Ltd.(a)	508,340	4,537,632

Max Co., Ltd.	63,347	946,033

Maxell Holdings Ltd.*	38,100	391,723

MCJ Co., Ltd.	80,400	729,108

Meiko Electronics Co., Ltd.(a)	22,600	374,561

Meiko Network Japan Co., Ltd.(a)	97,400	678,376

Meitec Corp.	31,000	1,571,591

Meiwa Estate Co., Ltd.(a)	160,300	762,538

Menicon Co., Ltd.	19,500	1,297,167

Micronics Japan Co., Ltd.	47,500	494,670

Mimasu Semiconductor Industry Co., Ltd.	53,600	1,219,498

Ministop Co., Ltd.(a)	33,600	470,585

Miroku Jyoho Service Co., Ltd.	16,400	340,650

Mitsubishi Logistics Corp.(a)	48,200	1,364,746

Mitsubishi Research Institute, Inc.	19,100	801,791

Mitsui Mining & Smelting Co., Ltd.	45,864	1,106,073

Mitsui OSK Lines Ltd.(a)	70,200	1,369,010

Mixi, Inc.(a)	102,000	2,735,336

Mizuho Leasing Co., Ltd.	60,000	1,536,246

Mochida Pharmaceutical Co., Ltd.	21,000	826,826

Morito Co., Ltd.	107,500	726,310

Morningstar Japan K.K.(a)	246,060	1,179,820

MOS Food Services, Inc.(a)	23,500	646,901

MTI Ltd.	64,200	536,572

Musashino Bank Ltd. (The)(a)	53,945	799,999

NAC Co., Ltd.(a)	88,300	860,994

Nagaileben Co., Ltd.	35,600	1,003,264

Nagase & Co., Ltd.	116,600	1,621,992

Nakabayashi Co., Ltd.(a)	165,800	1,046,364

Nakanishi, Inc.	41,400	737,142

NEC Networks & System Integration Corp.	105,003	2,002,947

NET One Systems Co., Ltd.	22,700	1,028,201

NHK Spring Co., Ltd.	189,000	1,201,734

Nichias Corp.	84,300	1,982,684

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

Nichiban Co., Ltd.(a)	21,700	$338,054

Nichiha Corp.	31,501	943,269

Nifco, Inc.	64,900	1,760,104

Nihon Chouzai Co., Ltd.	21,000	338,491

Nihon Flush Co., Ltd.(a)	31,800	418,857

Nihon House Holdings Co., Ltd.(a)	161,700	430,567

Nihon Parkerizing Co., Ltd.	79,701	777,147

Nihon Tokushu Toryo Co., Ltd.	41,000	379,968

Nikkiso Co., Ltd.	52,700	532,343

Nikkon Holdings Co., Ltd.	63,200	1,364,852

Nippo Corp.	73,900	2,033,598

Nippon Air Conditioning Services Co., Ltd.(a)	135,200	948,053

Nippon Chemical Industrial Co., Ltd.(a)	21,100	461,469

Nippon Electric Glass Co., Ltd.	99,000	1,836,843

Nippon Gas Co., Ltd.	27,800	1,404,094

Nippon Kayaku Co., Ltd.(a)	121,799	1,071,065

Nippon Light Metal Holdings Co., Ltd.	72,940	1,149,429

Nippon Paper Industries Co., Ltd.(a)	62,838	775,873

Nippon Pillar Packing Co., Ltd.(a)	79,600	1,202,335

Nippon Piston Ring Co., Ltd.(a)	41,700	407,398

Nippon Shokubai Co., Ltd.	27,500	1,459,301

Nippon Signal Co., Ltd.(a)	53,100	521,289

Nippon Steel Trading Corp.	60,273	1,710,581

Nipro Corp.	109,391	1,269,819

Nishi-Nippon Financial Holdings, Inc.(a)	193,400	1,341,503

Nishimatsu Construction Co., Ltd.	85,000	1,680,991

Nissei Plastic Industrial Co., Ltd.(a)	97,700	840,629

Nissha Co., Ltd.	39,100	484,258

Nisshin Group Holdings Co., Ltd.(a)	193,400	764,217

Nisshinbo Holdings, Inc.	214,192	1,451,220

Nissin Electric Co., Ltd.	95,800	1,014,011

Nisso Corp.(a)	21,100	160,354

Nitto Boseki Co., Ltd.(a)	21,100	894,746

Noevir Holdings Co., Ltd.(a)	27,800	1,296,086

Nohmi Bosai Ltd.	24,000	546,499

NOK Corp.	151,900	1,570,387

North Pacific Bank Ltd.	542,200	1,176,573

NS Tool Co., Ltd.(a)	30,100	651,173

NTN Corp.*(a)	789,800	1,474,373

Obara Group, Inc.	23,300	780,494

Ohara, Inc.	21,000	260,883

Oiles Corp.(a)	61,400	889,029

Oki Electric Industry Co., Ltd.	93,900	1,005,468

OKUMA Corp.(a)	26,300	1,224,908

Okumura Corp.(a)	68,000	1,699,839

Okuwa Co., Ltd.	40,800	580,703

Open House Co., Ltd.	64,100	2,308,159

Optex Group Co., Ltd.	30,100	481,748

Optorun Co., Ltd.(a)	21,100	424,479

Orient Corp.	917,500	982,446

Osaka Organic Chemical Industry Ltd.	63,300	1,672,324

Osaki Electric Co., Ltd.	74,300	430,184

OSG Corp.	84,600	1,350,810

Pasona Group, Inc.	33,900	513,656
Investments	Shares	Value

Penta-Ocean Construction Co., Ltd.	306,900	$1,997,918

Qol Holdings Co., Ltd.	21,200	242,073

Quick Co., Ltd.(a)	41,300	483,327

Rengo Co., Ltd.	121,500	914,157

Resorttrust, Inc.	114,400	1,736,651

Restar Holdings Corp.(a)	29,100	596,174

Rheon Automatic Machinery Co., Ltd.(a)	32,400	347,549

Riken Keiki Co., Ltd.	21,400	588,485

Riken Technos Corp.	189,300	756,985

Riso Kagaku Corp.	41,300	568,643

Rock Field Co., Ltd.(a)	63,100	881,953

Roland DG Corp.	21,000	271,430

Ryoden Corp.	38,700	562,182

Ryosan Co., Ltd.	36,286	723,794

S Foods, Inc.	21,000	583,057

Saibu Gas Co., Ltd.(a)	29,700	743,555

Saizeriya Co., Ltd.(a)	24,101	488,963

Sakai Chemical Industry Co., Ltd.	27,000	524,751

Sakata Seed Corp.	28,700	1,025,291

SAMTY Co., Ltd.(a)	49,300	737,655

San-A Co., Ltd.	14,500	636,857

San-Ai Oil Co., Ltd.(a)	45,100	428,221

San-In Godo Bank Ltd. (The)	189,587	1,015,035

Sanei Architecture Planning Co., Ltd.(a)	45,500	639,406

Sanken Electric Co., Ltd.	21,100	490,660

Sanoh Industrial Co., Ltd.(a)	80,600	434,582

Sanshin Electronics Co., Ltd.	28,900	557,023

Sanwa Holdings Corp.	203,000	2,137,146

Satori Electric Co., Ltd.(a)	44,200	357,269

Sawai Pharmaceutical Co., Ltd.	25,700	1,293,158

SBS Holdings, Inc.	21,000	435,601

SCREEN Holdings Co., Ltd.(a)	27,200	1,435,649

Seika Corp.(a)	77,400	1,084,025

Seino Holdings Co., Ltd.	132,900	1,921,780

Senko Group Holdings Co., Ltd.	158,200	1,469,118

Senshu Ikeda Holdings, Inc.	567,600	941,249

Seria Co., Ltd.	41,300	1,751,327

SFP Holdings Co., Ltd.(a)	48,800	631,676

Shibaura Mechatronics Corp.(a)	15,900	468,578

Shikoku Electric Power Co., Inc.(a)	185,400	1,412,504

Shimachu Co., Ltd.(a)	52,600	1,771,942

Shindengen Electric Manufacturing Co., Ltd.	21,100	400,486

Shinko Electric Industries Co., Ltd.	57,700	1,003,312

Shinmaywa Industries Ltd.	123,900	1,062,537

Shoei Foods Corp.(a)	9,400	387,473

Showa Sangyo Co., Ltd.(a)	34,200	1,137,515

Siix Corp.	36,900	431,485

Sinfonia Technology Co., Ltd.	56,600	641,463

Sinko Industries Ltd.(a)	41,300	573,339

SKY Perfect JSAT Holdings, Inc.	444,100	1,931,601

Solasto Corp.	59,000	768,180

Sotetsu Holdings, Inc.(a)	56,600	1,520,525

Space Co., Ltd.(a)	81,700	654,188

Space Value Holdings Co., Ltd.	90,300	432,119

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

Sprix Ltd.(a)	29,500	$228,665

SRA Holdings	26,800	612,542

ST Corp.	26,600	570,666

Star Mica Holdings Co., Ltd.(a)	21,100	266,924

Stella Chemifa Corp.	18,600	523,648

Sumida Corp.	22,200	155,251

Sumitomo Forestry Co., Ltd.	150,300	2,378,480

Sumitomo Osaka Cement Co., Ltd.(a)	29,100	936,175

Sun-Wa Technos Corp.(a)	64,400	540,074

Sushiro Global Holdings Ltd.	37,300	935,946

Systena Corp.(a)	26,100	451,117

T-Gaia Corp.	95,100	1,777,098

T. RAD Co., Ltd.	37,000	460,353

Tachi-S Co., Ltd.(a)	61,800	568,047

Tachibana Eletech Co., Ltd.	32,600	582,308

Taiho Kogyo Co., Ltd.	92,500	492,609

Taiyo Holdings Co., Ltd.	30,900	1,610,443

Taiyo Yuden Co., Ltd.(a)	28,000	872,927

Takara & Co. Ltd.(a)	55,800	1,165,915

Takara Bio, Inc.	24,900	673,879

Takasago Thermal Engineering Co., Ltd.	91,301	1,305,536

Takashimaya Co., Ltd.(a)	146,100	1,150,470

Tamura Corp.	76,500	385,653

Tatsuta Electric Wire and Cable Co., Ltd.	133,100	771,887

TDC Soft, Inc.	75,400	762,360

TechMatrix Corp.	32,900	712,371

TechnoPro Holdings, Inc.	21,100	1,303,629

Tekken Corp.	31,800	634,011

THK Co., Ltd.	118,700	2,957,096

Toa Corp.(a)	45,500	367,777

Toda Corp.	333,300	2,274,007

Toei Animation Co., Ltd.(a)	16,800	1,090,496

Toho Bank Ltd. (The)	275,872	603,870

Tokai Carbon Co., Ltd.(a)	125,000	1,329,006

Tokai Corp.	26,800	527,721

TOKAI Holdings Corp.	147,200	1,445,079

Tokai Rika Co., Ltd.(a)	107,622	1,596,024

Tokai Tokyo Financial Holdings, Inc.(a)	468,800	1,208,316

Tokyo Electron Device Ltd.(a)	23,600	702,208

Tokyo Ohka Kogyo Co., Ltd.	31,800	1,636,255

Tokyo Seimitsu Co., Ltd.	51,400	1,621,927

Tokyo Tatemono Co., Ltd.	169,600	2,061,943

Topcon Corp.	58,000	527,073

Torishima Pump Manufacturing Co., Ltd.	100,900	780,199

Tow Co., Ltd.(a)	178,000	553,246

Toyo Ink SC Holdings Co., Ltd.	69,100	1,316,128

Toyo Kanetsu K.K.	30,000	645,030

Toyo Tire Corp.(a)	93,400	1,497,515

Toyoda Gosei Co., Ltd.	102,800	2,342,784

Toyota Boshoku Corp.	189,500	2,666,611

Transcosmos, Inc.	22,300	603,514

TS Tech Co., Ltd.	57,200	1,606,023

Tsubakimoto Chain Co.	53,700	1,256,375

Tsukui Corp.	88,500	492,272
Investments	Shares	Value

Tsumura & Co.	56,001	$1,737,925

Ube Industries Ltd.	118,500	1,988,662

Uchida Yoko Co., Ltd.	9,700	478,888

Ulvac, Inc.	37,300	1,344,892

Uniden Holdings Corp.*(a)	27,100	449,398

United Super Markets Holdings, Inc.(a)	63,300	760,584

UNITED, Inc.(a)	33,500	464,105

V Technology Co., Ltd.(a)	14,800	619,179

Vital KSK Holdings, Inc.	95,400	984,465

Wacoal Holdings Corp.	62,568	1,178,078

Wacom Co., Ltd.	101,800	666,576

Warabeya Nichiyo Holdings Co., Ltd.	46,200	682,953

Weathernews, Inc.	27,300	1,544,404

Wellnet Corp.(a)	63,100	357,565

West Holdings Corp.(a)	37,370	1,016,671

WIN-Partners Co., Ltd.(a)	50,200	489,489

World Holdings Co., Ltd.	30,300	600,372

Wowow, Inc.	35,100	928,306

YAMABIKO Corp.	89,900	1,092,975

YAMADA Consulting Group Co., Ltd.	21,100	241,531

Yamaguchi Financial Group, Inc.(a)	229,000	1,482,109

Yamaichi Electronics Co., Ltd.	51,300	625,147

Yamatane Corp.(a)	31,300	395,365

Yaoko Co., Ltd.(a)	15,600	1,154,515

Yokohama Reito Co., Ltd.(a)	56,900	492,274

Yorozu Corp.(a)	51,400	510,444

Yuasa Trading Co., Ltd.	46,048	1,426,864

Yurtec Corp.	103,800	634,426

Yushin Precision Equipment Co., Ltd.(a)	62,800	415,374

Zeon Corp.	109,800	1,145,549

Total Japan		428,153,547

Malaysia – 0.1%

Wing Tai Holdings Ltd.	1,247,400	1,589,976

Morocco – 0.1%

Vivo Energy PLC*(b)	759,565	736,474

Netherlands – 1.4%

BE Semiconductor Industries N.V.	224,151	9,617,710

Corbion N.V.	45,336	2,086,659

ForFarmers N.V.	155,861	954,062

Ordina N.V.*	179,026	476,552

Sligro Food Group N.V.*(a)	65,168	1,166,159

TKH Group N.V. CVA	46,150	1,688,476

Van Lanschot Kempen N.V.(a)	109,629	2,020,908

Total Netherlands		18,010,526

New Zealand – 2.7%

Chorus Ltd.	708,145	4,053,607

EBOS Group Ltd.	177,477	2,867,113

Freightways Ltd.(a)	262,034	1,342,335

Genesis Energy Ltd.	2,271,167	4,406,144

Heartland Group Holdings Ltd.(a)	1,500,359	1,259,507

Infratil Ltd.	950,843	3,136,252

Mainfreight Ltd.	59,939	1,823,298

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

New Zealand King Salmon Investments Ltd.(a)	264,146	$291,583

NZX Ltd.	786,470	842,168

Oceania Healthcare Ltd.	994,978	749,756

Port of Tauranga Ltd.	484,506	2,353,900

Scales Corp., Ltd.(a)	238,324	768,757

Skellerup Holdings Ltd.	589,274	1,141,265

SKYCITY Entertainment Group Ltd.	1,623,696	3,198,325

Summerset Group Holdings Ltd.	201,952	1,200,078

Trustpower Ltd.	446,208	2,108,846

Z Energy Ltd.(a)	1,224,527	2,217,790

Total New Zealand		33,760,724

Norway – 3.2%

ABG Sundal Collier Holding ASA	2,087,942	1,187,167

AF Gruppen ASA(a)	125,205	2,293,583

Atea ASA*	205,326	2,510,452

Austevoll Seafood ASA	298,543	2,479,190

Borregaard ASA	98,382	1,501,502

Elkem ASA(b)	2,563,097	5,462,257

Entra ASA(a)(b)	232,105	3,262,062

Europris ASA(b)	509,569	2,614,124

Fjordkraft Holding ASA(b)	237,487	2,297,049

Grieg Seafood ASA	130,066	1,187,145

Kongsberg Gruppen ASA	158,831	2,376,541

Norway Royal Salmon ASA	34,191	782,001

Ocean Yield ASA(a)	667,051	1,593,377

Scatec Solar ASA(b)	45,640	1,053,613

Selvaag Bolig ASA	242,105	1,340,341

SpareBank 1 Nord Norge	307,704	2,111,301

SpareBank 1 SMN	304,956	2,747,557

Sparebanken Vest	110,708	745,421

TGS Nopec Geophysical Co. ASA	149,057	1,800,167

XXL ASA*(b)	546,241	1,536,569

Total Norway		40,881,419

Portugal – 1.2%

Altri, SGPS, S.A.	334,537	1,469,537

Corticeira Amorim, SGPS, S.A.	143,180	1,762,951

Mota-Engil, SGPS, S.A.*(a)	390,549	496,448

Navigator Co. S.A. (The)	2,228,112	5,549,580

REN – Redes Energeticas Nacionais, SGPS, S.A.	1,584,538	4,403,719

Semapa-Sociedade de Investimento e Gestao	148,478	1,328,481

Total Portugal		15,010,716

Singapore – 2.8%

AEM Holdings Ltd.	372,600	1,050,846

Best World International Ltd.†(a)	786,000	553,326

Bukit Sembawang Estates Ltd.	342,200	899,933

China Aviation Oil Singapore Corp., Ltd.	1,288,700	877,951

Chip Eng Seng Corp., Ltd.(a)	1,449,160	461,786

CSE Global Ltd.(a)	1,668,000	568,178

GuocoLand Ltd.	866,600	952,238

Hi-P International Ltd.(a)	1,025,800	886,707

Hong Leong Finance Ltd.	937,900	1,566,487

Keppel Infrastructure Trust	8,129,082	3,245,440

NetLink NBN Trust	8,098,500	5,784,219
Investments	Shares	Value

Oxley Holdings Ltd.	5,663,143	$891,932

Raffles Medical Group Ltd.(a)	1,682,200	998,155

Riverstone Holdings Ltd.(a)	982,800	2,512,616

SBS Transit Ltd.	363,982	754,574

Sheng Siong Group Ltd.	1,620,800	1,911,573

SIA Engineering Co., Ltd.	1,113,200	1,361,837

Singapore Post Ltd.	3,089,200	1,459,625

StarHub Ltd.	6,045,600	5,314,424

Tuan Sing Holdings Ltd.	4,405	968

UMS Holdings Ltd.	1,215,359	881,405

Yanlord Land Group Ltd.(a)	3,978,900	3,293,647

Total Singapore		36,227,867

Spain – 2.1%

Acerinox S.A.*	358,808	2,946,978

Applus Services S.A.*	64,580	484,292

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	857,635	2,268,873

Construcciones y Auxiliar de Ferrocarriles S.A.*	31,314	1,081,415

ContourGlobal PLC(b)	307,968	770,801

Ence Energia y Celulosa S.A.*(a)	621,960	1,598,717

Euskaltel S.A.(b)	233,955	2,477,358

Faes Farma S.A.	334,576	1,349,652

Liberbank S.A.*	2,464,015	655,900

Mediaset Espana Comunicacion S.A.*(a)	553,597	2,057,887

Melia Hotels International S.A.*(a)	225,241	827,780

Metrovacesa S.A.*(b)	183,230	1,181,756

Prosegur Cia de Seguridad S.A.	673,103	1,610,202

Sacyr S.A.	1,037,507	1,849,282

Unicaja Banco S.A.*(b)	2,897,431	2,176,210

Viscofan S.A.	59,624	3,978,341

Total Spain		27,315,444

Sweden – 5.1%

AddTech AB Class B	177,182	2,328,112

Arjo AB Class B	128,256	794,614

Atrium Ljungberg AB Class B	145,461	2,382,635

Avanza Bank Holding AB	173,390	3,405,806

Beijer Ref AB	65,710	2,174,671

Betsson AB*	315,246	2,430,388

Bilia AB Class A*	232,138	2,933,498

BillerudKorsnas AB	140,705	2,363,687

BioGaia AB Class B	13,783	896,280

Catena AB	29,799	1,323,475

Clas Ohlson AB Class B*(a)	174,956	1,784,747

Coor Service Management Holding AB*(b)	162,627	1,108,407

Corem Property Group AB(a)	336,305	693,277

Dios Fastigheter AB	242,122	1,717,849

Dustin Group AB(b)	160,320	1,008,493

Fagerhult AB*	264,781	1,288,404

Hexpol AB*	372,138	3,336,768

JM AB	147,068	4,581,291

LeoVegas AB(b)	171,671	728,499

Loomis AB*	78,302	2,143,462

Mycronic AB	86,189	2,035,794

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value

NCC AB Class B	146,312	$2,676,120

NetEnt AB*	569,811	4,870,451

NP3 Fastigheter AB(a)	92,142	1,264,250

Platzer Fastigheter Holding AB Class B	109,762	1,140,544

Ratos AB Class B*	227,048	850,859

Resurs Holding AB(b)	535,870	2,780,537

Rottneros AB(a)	387,669	353,450

Samhallsbyggnadsbolaget i Norden AB(a)	1,241,871	3,771,403

Sectra AB Class B*(a)	17,325	1,149,838

SkiStar AB	105,268	1,420,824

Wihlborgs Fastigheter AB	159,334	3,159,976

Total Sweden		64,898,409

Switzerland – 2.3%

Allreal Holding AG, Registered Shares	23,383	5,054,546

Bobst Group S.A., Registered Shares	16,757	1,046,002

Cembra Money Bank AG	46,275	5,510,188

Daetwyler Holding AG, Bearer Shares	10,691	2,385,475

EFG International AG*	516,611	2,884,587

Galenica AG(b)	60,881	4,254,215

Huber + Suhner AG, Registered Shares	19,136	1,441,318

Implenia AG, Registered Shares	15,591	477,869

Landis+Gyr Group AG*	31,783	1,745,254

Mobilezone Holding AG, Registered Shares	115,238	1,145,168

Swissquote Group Holding S.A., Registered Shares	15,913	1,297,288

Valiant Holding AG, Registered Shares	25,333	2,139,691

Total Switzerland		29,381,601

United Kingdom – 8.5%

Avon Rubber PLC	15,592	856,687

Balfour Beatty PLC	624,122	1,804,150

Biffa PLC(b)	271,708	763,999

Big Yellow Group PLC	182,131	2,448,773

Bodycote PLC	385,307	2,901,577

Brewin Dolphin Holdings PLC	607,671	1,834,369

Chemring Group PLC	271,240	846,841

Chesnara PLC	320,170	1,138,268

Clipper Logistics PLC	126,954	800,115

CMC Markets PLC(b)	891,899	3,568,680

Coats Group PLC	952,268	688,180

Concentric AB*	59,200	1,146,959

Cranswick PLC	39,193	1,837,247

Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	338,681	2,846,004

Devro PLC	301,688	722,321

Diploma PLC	88,018	2,505,648

DiscoverIE Group PLC	93,747	739,296

Diversified Gas & Oil PLC	1,565,185	2,124,644

Drax Group PLC	728,778	2,508,041

EMIS Group PLC	62,977	846,733

Euromoney Institutional Investor PLC	110,406	1,146,145

Ferrexpo PLC	693,521	1,583,367

Games Workshop Group PLC	29,714	3,914,412

Gamma Communications PLC	30,486	650,303
Investments	Shares	Value

Genus PLC	23,596	$1,175,659

Halfords Group PLC	591,167	1,386,369

Hastings Group Holdings PLC(b)	1,793,196	5,851,246

Hilton Food Group PLC	66,478	1,027,875

IntegraFin Holdings PLC	316,899	2,081,210

iomart Group PLC(a)	151,547	695,516

James Halstead PLC(a)	241,755	1,512,697

John Laing Group PLC(b)	507,739	2,058,486

Jupiter Fund Management PLC	1,262,435	3,655,849

Keller Group PLC	160,091	1,260,420

Liontrust Asset Management PLC	64,679	1,036,851

Lookers PLC†	745,396	202,366

Marston’s PLC(a)	1,675,138	952,872

Mitie Group PLC	727,776	308,605

Moneysupermarket.com Group PLC	654,815	2,261,967

Naked Wines PLC	102,480	582,939

Numis Corp. PLC	200,192	766,072

Paragon Banking Group PLC	478,073	2,058,115

Pets at Home Group PLC	813,958	4,449,060

Polar Capital Holdings PLC	200,210	1,216,508

Premier Miton Group PLC	236,586	281,390

PZ Cussons PLC	629,413	1,912,207

QinetiQ Group PLC	530,558	1,905,445

Rank Group PLC	648,956	782,759

Redde Northgate PLC	753,113	1,801,205

Renewi PLC	2,907,516	729,966

RWS Holdings PLC(a)	134,724	984,067

Sabre Insurance Group PLC(b)	532,028	1,750,465

Safestore Holdings PLC	201,571	2,032,609

Smart Metering Systems PLC(a)	37,175	312,869

Spirent Communications PLC	510,455	1,887,360

Superdry PLC(a)	236,271	470,395

TalkTalk Telecom Group PLC(a)	1,015,650	1,053,052

TBC Bank Group PLC*	72,590	951,582

Telecom Plus PLC	100,323	1,732,759

TP ICAP PLC	1,247,520	3,680,395

Ultra Electronics Holdings PLC	92,041	2,482,143

Victrex PLC	92,507	2,189,748

Vistry Group PLC*	769,011	5,651,898

Wincanton PLC	176,696	459,149

XPS Pensions Group PLC	350,516	609,483

Total United Kingdom		108,424,387

United States – 0.1%

TI Fluid Systems PLC*(b)	826,988	1,645,605
TOTAL COMMON STOCKS (Cost: $1,278,226,918)		1,266,721,077

RIGHTS – 0.0%

Australia – 0.0%

Corporate Travel Management Ltd., expiring 10/15/20*

(Cost: $0)	18,954	45,919

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%

WisdomTree Europe SmallCap Dividend Fund(a)(c)	15,617	$830,386
WisdomTree Japan SmallCap Dividend Fund(a)(c)	9,665	676,603
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,281,329)		1,506,989
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%
United States – 5.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d)
(Cost: $74,652,850)	74,652,850	74,652,850

TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $1,354,161,097)		1,342,926,835

Other Assets less Liabilities – (4.8)%		(61,291,935)

NET ASSETS – 100.0%		$1,281,634,900

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $755,692, which represents 0.06% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $152,230,095 and the total market value of the collateral held by the Fund was $165,218,167. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $90,565,317.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,368,220	$3,596,900	$4,478,339	$241,065	$102,540	$830,386	$38,046
WisdomTree Japan SmallCap Dividend Fund	1,110,881	3,085,249	3,704,139	135,996	48,616	676,603	22,806
Total	$2,479,101	$6,682,149	$8,182,478	$377,061	$151,156	$1,506,989	$60,852

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	10/1/2020	731,581	USD	1,000,000	SGD	$–	$(966)
Citibank N.A.	10/1/2020	550,000	ILS	219,587	SGD	–	(53)
JP Morgan Chase Bank N.A.	10/2/2020	9,259	USD	12,954	AUD	–	(25)
Morgan Stanley & Co. International	10/1/2020	350,000	GBP	385,325	EUR	628	–
Morgan Stanley & Co. International	10/2/2020	890,000	AUD	543,120	EUR	1,017	–
Royal Bank of Canada	10/1/2020	1,740,000	SEK	264,300	SGD	801	–
Royal Bank of Canada	10/2/2020	150,000,000	JPY	1,211,514	EUR	714	–
Societe Generale	10/1/2020	95,000	CHF	87,927	EUR	294	–
						$3,454	$(1,044)

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$426,194,862	$1,958,685	$—		$428,153,547
Singapore	35,674,541	—	553,326	*	36,227,867
United Kingdom	108,222,021	—	202,366	*	108,424,387
Other	693,915,276	—	—		693,915,276
Rights	—	45,919	—		45,919
Exchange-Traded Funds	1,506,989	—	—		1,506,989
Investment of Cash Collateral for Securities Loaned	—	74,652,850	—		74,652,850
Total Investments in Securities	$1,265,513,689	$76,657,454	$755,692		$1,342,926,835
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,454	$—		$3,454

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,044)	$—		$(1,044)
Total – Net	$1,265,513,689	$76,659,864	$755,692		$1,342,929,245

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

COMMON STOCKS – 98.7%

Japan – 98.7%

Air Freight & Logistics – 0.4%

Kintetsu World Express, Inc.	17,600	$371,580

Konoike Transport Co., Ltd.(a)	15,100	165,409

Maruwa Unyu Kikan Co., Ltd.(a)	5,300	208,675

SBS Holdings, Inc.	8,600	178,389

Total Air Freight & Logistics		924,053

Auto Components – 5.1%

Aisan Industry Co., Ltd.	36,300	160,982

Daido Metal Co., Ltd.(a)	26,300	127,101

Daikyonishikawa Corp.(a)	34,200	180,188

Eagle Industry Co., Ltd.(a)	31,600	236,858

Exedy Corp.	24,625	318,751

FCC Co., Ltd.	14,200	259,968

Futaba Industrial Co., Ltd.	17,900	90,407

G-Tekt Corp.(a)	14,900	168,583

H-One Co., Ltd.(a)	11,600	61,886

Ichikoh Industries Ltd.	12,900	56,230

Musashi Seimitsu Industry Co., Ltd.	23,700	248,162

NHK Spring Co., Ltd.	87,900	558,902

Nifco, Inc.	28,972	785,728

Nihon Tokushu Toryo Co., Ltd.	8,700	80,627

Nippon Piston Ring Co., Ltd.(a)	6,500	63,503

NOK Corp.	70,400	727,816

Pacific Industrial Co., Ltd.	17,700	161,351

Piolax, Inc.	10,700	158,173

Press Kogyo Co., Ltd.	43,300	122,272

Sanoh Industrial Co., Ltd.(a)	25,700	138,570

Shoei Co., Ltd.	7,200	238,112

Sumitomo Riko Co., Ltd.(a)	24,700	131,072

Sumitomo Rubber Industries Ltd.	146,800	1,353,515

T. RAD Co., Ltd.	6,600	82,117

Tachi-S Co., Ltd.(a)	10,700	98,351

Taiho Kogyo Co., Ltd.(a)	21,400	113,966

Tokai Rika Co., Ltd.(a)	42,858	635,580

Topre Corp.(a)	22,000	235,573

Toyo Tire Corp.(a)	45,000	721,501

Toyoda Gosei Co., Ltd.	45,700	1,041,490

Toyota Boshoku Corp.	91,200	1,283,351

TPR Co., Ltd.	13,200	159,481

TS Tech Co., Ltd.	24,600	690,702

Unipres Corp.	17,903	145,219

Yokohama Rubber Co., Ltd. (The)	62,100	877,391

Total Auto Components		12,513,479

Automobiles – 0.1%

Nissan Shatai Co., Ltd.(a)	24,600	214,460

Banks – 7.4%

77 Bank Ltd. (The)(a)	24,700	379,172

Aomori Bank Ltd. (The)(a)	7,262	172,105

Aozora Bank Ltd.(a)	82,500	1,362,622

Awa Bank Ltd. (The)(a)	10,675	261,488

Bank of Kyoto Ltd. (The)(a)	12,000	576,519
Investments	Shares	Value

Bank of Nagoya Ltd. (The)(a)	7,069	$171,014

Bank of Okinawa Ltd. (The)(a)	7,080	210,662

Bank of the Ryukyus Ltd.	17,908	154,763

Chugoku Bank Ltd. (The)(a)	47,500	453,260

Daishi Hokuetsu Financial Group, Inc.	15,855	326,175

Ehime Bank Ltd. (The)(a)	11,199	125,223

FIDEA Holdings Co., Ltd.	189,300	197,318

Fukui Bank Ltd. (The)(a)	6,348	106,532

Gunma Bank Ltd. (The)	172,600	572,444

Hachijuni Bank Ltd. (The)	186,500	729,883

Hiroshima Bank Ltd. (The)(a)	139,400	792,571

Hokkoku Bank Ltd. (The)(a)	8,962	261,990

Hokuhoku Financial Group, Inc.	59,800	598,963

Hyakugo Bank Ltd. (The)	90,400	281,831

Hyakujushi Bank Ltd. (The)	17,300	291,803

Iyo Bank Ltd. (The)(a)	107,900	711,631

Jimoto Holdings, Inc.	12,320	132,154

Juroku Bank Ltd. (The)	12,200	231,445

Kansai Mirai Financial Group, Inc.(a)	73,800	301,410

Keiyo Bank Ltd. (The)	63,242	291,250

Kiyo Bank Ltd. (The)	18,590	285,553

Kyushu Financial Group, Inc.(a)	150,200	701,683

Mebuki Financial Group, Inc.	558,500	1,259,576

Michinoku Bank Ltd. (The)	10,700	136,881

Musashino Bank Ltd. (The)(a)	14,000	207,619

Nanto Bank Ltd. (The)(a)	12,200	224,856

Nishi-Nippon Financial Holdings, Inc.(a)	75,500	523,699

North Pacific Bank Ltd.	178,715	387,811

Ogaki Kyoritsu Bank Ltd. (The)(a)	16,342	368,403

San ju San Financial Group, Inc.(a)	11,800	153,412

San-In Godo Bank Ltd. (The)	66,800	357,642

Senshu Ikeda Holdings, Inc.	241,740	400,877

Seven Bank Ltd.(a)	546,300	1,320,065

Shiga Bank Ltd. (The)	12,384	288,917

Shikoku Bank Ltd. (The)	20,000	140,813

Tochigi Bank Ltd. (The)(a)	59,743	103,034

Toho Bank Ltd. (The)	118,100	258,515

Tokyo Kiraboshi Financial Group, Inc.(a)	15,500	166,119

TOMONY Holdings, Inc.	41,177	132,665

Towa Bank Ltd. (The)	31,700	216,881

Yamagata Bank Ltd. (The)(a)	10,400	134,127

Yamaguchi Financial Group, Inc.(a)	92,900	601,257

Yamanashi Chuo Bank Ltd. (The)(a)	9,500	74,178

Total Banks		18,138,811

Beverages – 0.3%

Sapporo Holdings Ltd.	17,698	316,461

Takara Holdings, Inc.	38,711	427,717

Total Beverages		744,178

Biotechnology – 0.1%

Takara Bio, Inc.(a)	5,400	146,142

Building Products – 1.8%

Aica Kogyo Co., Ltd.(a)	18,315	647,351

Bunka Shutter Co., Ltd.	19,800	156,291

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Central Glass Co., Ltd.	13,686	$283,110

Eidai Co., Ltd.	32,500	99,474

Maeda Kosen Co., Ltd.(a)	3,700	95,892

Nichias Corp.	24,613	578,883

Nichiha Corp.	8,900	266,502

Nihon Flush Co., Ltd.(a)	6,300	82,981

Nitto Boseki Co., Ltd.(a)	7,399	313,755

Noritz Corp.	16,000	229,243

Okabe Co., Ltd.	17,700	136,360

Sanwa Holdings Corp.	66,566	700,794

Shin Nippon Air Technologies Co., Ltd.(a)	10,400	226,074

Sinko Industries Ltd.(a)	10,700	148,541

Takara Standard Co., Ltd.	17,631	236,071

Takasago Thermal Engineering Co., Ltd.	24,672	352,791

Total Building Products		4,554,113

Capital Markets – 1.9%

GCA Corp.	26,900	171,040

GMO Financial Holdings, Inc.	66,800	400,053

Ichiyoshi Securities Co., Ltd.(a)	30,688	136,385

IwaiCosmo Holdings, Inc.(a)	24,600	299,312

Kyokuto Securities Co., Ltd.(a)	16,100	92,758

Marusan Securities Co., Ltd.(a)	31,700	135,175

Matsui Securities Co., Ltd.(a)	256,700	2,291,400

Monex Group, Inc.	52,394	131,568

Morningstar Japan K.K.(a)	26,044	124,877

Okasan Securities Group, Inc.	101,300	332,131

Sparx Group Co., Ltd.(a)	115,500	246,257

Tokai Tokyo Financial Holdings, Inc.	146,900	378,630

Total Capital Markets		4,739,586

Chemicals – 9.4%

ADEKA Corp.	36,225	518,677

Air Water, Inc.	52,900	711,816

Arakawa Chemical Industries Ltd.(a)	2,300	27,592

Asahi Yukizai Corp.(a)	10,700	137,489

C.I. Takiron Corp.	43,100	285,073

Chugoku Marine Paints Ltd.	31,600	297,345

Daicel Corp.(a)	136,200	977,006

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,242	175,883

Denka Co., Ltd.	39,500	1,195,892

DIC Corp.	50,400	1,250,329

DKS Co., Ltd.(a)	2,900	117,341

Fujimi, Inc.	13,700	474,495

Fujimori Kogyo Co., Ltd.	3,400	139,827

Fuso Chemical Co., Ltd.	10,700	377,689

Harima Chemicals Group, Inc.(a)	10,700	112,141

JCU Corp.	9,500	311,475

JSP Corp.	10,623	161,766

Kaneka Corp.(a)	21,000	586,042

KH Neochem Co., Ltd.(a)	9,600	223,785

Koatsu Gas Kogyo Co., Ltd.(a)	11,800	93,814

Konishi Co., Ltd.	10,600	154,686

Kumiai Chemical Industry Co., Ltd.(a)	27,624	276,947
Investments	Shares	Value

Kureha Corp.	5,264	$226,961

Lintec Corp.	33,165	768,078

Mitsubishi Gas Chemical Co., Inc.	139,100	2,565,039

Moriroku Holdings Co., Ltd.(a)	10,700	184,130

Nihon Nohyaku Co., Ltd.(a)	45,700	221,723

Nihon Parkerizing Co., Ltd.	31,600	308,125

Nippon Chemical Industrial Co., Ltd.(a)	3,700	80,921

Nippon Kayaku Co., Ltd.(a)	51,400	451,997

Nippon Pillar Packing Co., Ltd.(a)	12,100	182,767

Nippon Shokubai Co., Ltd.(a)	11,100	589,027

Nippon Soda Co., Ltd.	9,718	277,183

NOF Corp.	19,500	764,996

Okamoto Industries, Inc.	5,587	217,328

Osaka Organic Chemical Industry Ltd.	9,600	253,623

Osaka Soda Co., Ltd.(a)	10,600	257,040

Riken Technos Corp.(a)	29,200	116,767

Sakai Chemical Industry Co., Ltd.	3,600	69,967

Sakata INX Corp.	24,600	244,998

Sanyo Chemical Industries Ltd.	5,735	266,289

Sekisui Kasei Co., Ltd.(a)	24,700	142,072

Shikoku Chemicals Corp.(a)	17,600	194,295

Stella Chemifa Corp.	3,700	104,167

Sumitomo Bakelite Co., Ltd.	10,518	287,244

Sumitomo Seika Chemicals Co., Ltd.(a)	3,300	106,320

T Hasegawa Co., Ltd.	10,700	214,243

Taiyo Holdings Co., Ltd.	11,691	609,310

Takasago International Corp.	3,700	76,363

Tayca Corp.	3,700	50,523

Toagosei Co., Ltd.	38,700	413,294

Tokai Carbon Co., Ltd.(a)	57,900	615,596

Tokuyama Corp.	17,600	420,946

Tokyo Ohka Kogyo Co., Ltd.	15,900	818,127

Toyo Ink SC Holdings Co., Ltd.	25,602	487,634

Toyobo Co., Ltd.	32,053	439,502

Ube Industries Ltd.	47,093	790,313

Valqua Ltd.	10,737	193,008

Zeon Corp.	46,300	483,050

Total Chemicals		23,100,076

Commercial Services & Supplies – 1.4%

Aeon Delight Co., Ltd.	10,700	295,155

Bell System24 Holdings, Inc.	18,300	306,416

Central Security Patrols Co., Ltd.(a)	2,200	74,007

Daiseki Co., Ltd.	7,407	183,964

Itoki Corp.	15,500	53,023

Kokuyo Co., Ltd.	30,603	382,791

Mitsubishi Pencil Co., Ltd.	10,600	137,711

NAC Co., Ltd.(a)	10,900	106,284

Nichiban Co., Ltd.(a)	3,700	57,640

Nippon Kanzai Co., Ltd.	14,000	264,266

Nippon Parking Development Co., Ltd.	122,500	152,066

Okamura Corp.(a)	30,076	211,185

Pilot Corp.	3,800	111,267

Prestige International, Inc.(a)	10,600	95,624

Relia, Inc.	20,500	257,003

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Sato Holdings Corp.	10,538	$223,382

Toppan Forms Co., Ltd.	32,700	309,864

Uchida Yoko Co., Ltd.	2,800	138,236

Total Commercial Services & Supplies		3,359,884

Construction & Engineering – 5.1%

Asanuma Corp.	3,500	136,146

Daiho Corp.	4,900	139,529

Hazama Ando Corp.	80,800	555,868

Kandenko Co., Ltd.	57,438	468,082

Kumagai Gumi Co., Ltd.	15,300	393,047

Kyowa Exeo Corp.(a)	31,466	817,585

Kyudenko Corp.(a)	22,890	658,307

Maeda Corp.	44,087	321,263

Maeda Road Construction Co., Ltd.	31,594	575,117

Meisei Industrial Co., Ltd.	31,600	255,423

Mirait Holdings Corp.(a)	24,700	376,363

Nippo Corp.	24,658	678,545

Nippon Densetsu Kogyo Co., Ltd.	10,700	222,862

Nippon Koei Co., Ltd.	3,600	97,155

Nishimatsu Construction Co., Ltd.	27,207	538,056

Nittoc Construction Co., Ltd.	31,700	232,501

Okumura Corp.(a)	20,570	514,201

OSJB Holdings Corp.	38,800	90,079

Penta-Ocean Construction Co., Ltd.	104,793	682,202

PS Mitsubishi Construction Co., Ltd.	38,000	218,213

Raito Kogyo Co., Ltd.	17,600	263,174

Raiznext Corp.	22,400	278,700

Sanki Engineering Co., Ltd.	23,700	258,717

Seikitokyu Kogyo Co., Ltd.	18,100	137,212

Shinnihon Corp.	12,000	104,160

SHO-BOND Holdings Co., Ltd.	10,600	524,325

Sumitomo Densetsu Co., Ltd.	11,800	275,069

Sumitomo Mitsui Construction Co., Ltd.	62,660	253,538

Taihei Dengyo Kaisha Ltd.	10,500	233,720

Taikisha Ltd.(a)	10,465	287,780

Tekken Corp.	8,700	173,456

Toa Corp.	4,000	63,716

Toda Corp.	108,849	742,645

Tokyo Energy & Systems, Inc.	9,400	66,538

Tokyu Construction Co., Ltd.	42,400	184,418

Totetsu Kogyo Co., Ltd.	10,679	286,784

Toyo Construction Co., Ltd.	26,700	103,734

Yokogawa Bridge Holdings Corp.	9,700	179,238

Yurtec Corp.	21,600	132,019

Total Construction & Engineering		12,519,487

Construction Materials – 0.3%

Asia Pile Holdings Corp.(a)	16,200	75,067

Krosaki Harima Corp.(a)	5,600	158,347

Shinagawa Refractories Co., Ltd.(a)	6,200	143,587

Sumitomo Osaka Cement Co., Ltd.(a)	12,540	403,424

Total Construction Materials		780,425

Consumer Finance – 0.6%

Credit Saison Co., Ltd.	80,700	850,359
Investments	Shares	Value

J Trust Co., Ltd.(a)	22,600	$51,826

Jaccs Co., Ltd.	17,700	285,132

Orient Corp.	373,400	399,832

Total Consumer Finance		1,587,149

Containers & Packaging – 0.5%

FP Corp.	12,400	520,535

Fuji Seal International, Inc.	4,910	94,124

Pack Corp. (The)	3,700	108,514

Rengo Co., Ltd.	51,200	385,225

Total Containers & Packaging		1,108,398

Distributors – 0.3%

Arata Corp.	4,200	208,945

Doshisha Co., Ltd.	13,500	270,307

Happinet Corp.(a)	14,700	197,245

Total Distributors		676,497

Diversified Consumer Services – 0.4%

Benesse Holdings, Inc.	23,200	594,675

Meiko Network Japan Co., Ltd.	12,686	88,356

Riso Kyoiku Co., Ltd.(a)	45,700	124,719

Sprix Ltd.	4,400	34,106

Studio Alice Co., Ltd.	8,660	137,864

Tokyo Individualized Educational Institute, Inc.(a)	21,700	119,059

Total Diversified Consumer Services		1,098,779

Diversified Financial Services – 0.9%

eGuarantee, Inc.	5,700	129,361

Financial Products Group Co., Ltd.(a)	60,700	306,002

Fuyo General Lease Co., Ltd.	11,300	696,011

Japan Securities Finance Co., Ltd.	54,500	263,385

Mizuho Leasing Co., Ltd.	17,700	453,193

NEC Capital Solutions Ltd.	10,700	190,213

Ricoh Leasing Co., Ltd.	8,600	231,604

Total Diversified Financial Services		2,269,769

Diversified Telecommunication Services – 0.3%

ARTERIA Networks Corp.	12,500	216,171

Internet Initiative Japan, Inc.	9,100	407,012

Total Diversified Telecommunication Services		623,183

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.	45,700	194,873

Okinawa Electric Power Co., Inc. (The)(a)	25,681	401,045

Shikoku Electric Power Co., Inc.(a)	83,100	633,113

Total Electric Utilities		1,229,031

Electrical Equipment – 1.7%

Daihen Corp.(a)	8,700	350,786

Denyo Co., Ltd.(a)	10,700	250,238

Fujikura Ltd.	89,715	246,540

Furukawa Electric Co., Ltd.	19,300	457,582

GS Yuasa Corp.	20,200	346,078

Helios Techno Holding Co., Ltd.(a)	14,500	49,739

Idec Corp.(a)	9,336	168,443

Mabuchi Motor Co., Ltd.	25,400	980,811

Nippon Carbon Co., Ltd.	3,600	127,243

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Nissin Electric Co., Ltd.	31,465	$333,047

Nitto Kogyo Corp.(a)	10,700	211,404

Sanyo Denki Co., Ltd.	3,700	167,943

SEC Carbon Ltd.(a)	1,500	83,294

Sinfonia Technology Co., Ltd.	10,700	121,266

Tatsuta Electric Wire and Cable Co., Ltd.(a)	31,600	183,258

Toyo Tanso Co., Ltd.(a)	3,900	65,339

Total Electrical Equipment		4,143,011

Electronic Equipment, Instruments & Components – 5.3%

Ai Holdings Corp.	17,300	316,885

Amano Corp.	24,635	570,763

Anritsu Corp.(a)	21,900	496,605

Canon Electronics, Inc.	24,700	343,829

Citizen Watch Co., Ltd.(a)	144,400	402,289

CMK Corp.(a)	17,700	80,843

CONEXIO Corp.	17,500	195,016

Daitron Co., Ltd.	6,400	92,668

Daiwabo Holdings Co., Ltd.	9,239	592,704

Dexerials Corp.	35,800	374,521

Elematec Corp.	19,154	179,869

Enplas Corp.	3,600	76,414

ESPEC Corp.(a)	10,700	189,605

FTGroup Co., Ltd.(a)	10,700	133,839

Furuno Electric Co., Ltd.(a)	7,600	71,801

Hakuto Co., Ltd.	14,734	156,513

Hioki EE Corp.	3,700	144,803

Hochiki Corp.	6,500	78,963

Horiba Ltd.	14,200	737,383

Ibiden Co., Ltd.	31,600	1,063,015

Iriso Electronics Co., Ltd.(a)	3,700	148,659

Japan Aviation Electronics Industry Ltd.	24,900	340,243

Japan Cash Machine Co., Ltd.	6,800	38,082

Kaga Electronics Co., Ltd.	17,700	374,697

Kyosan Electric Manufacturing Co., Ltd.(a)	33,800	154,699

Macnica Fuji Electronics Holdings, Inc.	27,100	491,770

Meiko Electronics Co., Ltd.(a)	7,000	116,014

Nippon Electric Glass Co., Ltd.	44,700	829,362

Nippon Signal Co., Ltd.(a)	17,600	172,781

Nissha Co., Ltd.	17,700	219,216

Nohmi Bosai Ltd.	10,691	243,442

Ohara, Inc.	7,200	89,446

Oki Electric Industry Co., Ltd.	38,700	414,394

Optex Group Co., Ltd.	10,700	171,253

Osaki Electric Co., Ltd.	26,200	151,693

Restar Holdings Corp.(a)	16,700	342,134

Riken Keiki Co., Ltd.	3,900	107,247

Ryoden Corp.(a)	10,661	154,869

Ryosan Co., Ltd.(a)	17,700	353,061

Sanshin Electronics Co., Ltd.(a)	13,500	260,201

Satori Electric Co., Ltd.(a)	12,200	98,613

Siix Corp.	12,100	141,490

Sumida Corp.	7,700	53,848

Tachibana Eletech Co., Ltd.(a)	15,900	284,009

Taiyo Yuden Co., Ltd.(a)	17,700	551,815
Investments	Shares	Value

Tamura Corp.	17,700	$89,230

Tokyo Electron Device Ltd.(a)	2,500	74,386

Topcon Corp.	24,200	219,917

V Technology Co., Ltd.(a)	3,500	146,428

Total Electronic Equipment, Instruments & Components		13,131,327

Energy Equipment & Services – 0.1%

Modec, Inc.	11,104	171,826

Toyo Kanetsu K.K.	6,400	137,607

Total Energy Equipment & Services		309,433

Entertainment – 2.2%

Akatsuki, Inc.(a)	1,600	70,046

Avex, Inc.	23,899	222,164

Capcom Co., Ltd.	26,826	1,489,627

Daiichikosho Co., Ltd.	14,900	476,523

GungHo Online Entertainment, Inc.	10,549	225,615

Koei Tecmo Holdings Co., Ltd.	42,400	2,033,014

Marvelous, Inc.	31,800	241,069

Toei Animation Co., Ltd.(a)	6,400	415,427

Toei Co., Ltd.	1,431	237,167

Total Entertainment		5,410,652

Food & Staples Retailing – 3.5%

Ain Holdings, Inc.	3,700	258,050

Arcs Co., Ltd.	17,694	451,697

Axial Retailing, Inc.	4,000	187,056

Cawachi Ltd.	10,000	276,699

cocokara fine, Inc.	3,500	225,528

Cosmos Pharmaceutical Corp.	2,800	486,876

Create SD Holdings Co., Ltd.	10,500	366,649

Heiwado Co., Ltd.	14,263	306,398

JM Holdings Co., Ltd.	5,700	152,047

Kato Sangyo Co., Ltd.	8,916	318,519

Kobe Bussan Co., Ltd.(a)	10,700	586,051

Kusuri no Aoki Holdings Co., Ltd.(a)	1,700	138,217

Life Corp.	10,700	491,249

Mitsubishi Shokuhin Co., Ltd.	11,700	307,218

Nihon Chouzai Co., Ltd.	7,200	116,054

Okuwa Co., Ltd.	17,000	241,960

Qol Holdings Co., Ltd.	9,400	107,334

San-A Co., Ltd.	3,700	162,508

Shoei Foods Corp.(a)	3,700	152,516

Sugi Holdings Co., Ltd.	10,900	768,464

Sundrug Co., Ltd.	33,400	1,254,913

United Super Markets Holdings, Inc.	29,700	356,862

Valor Holdings Co., Ltd.	14,191	390,780

Yaoko Co., Ltd.(a)	5,500	407,041

Yokohama Reito Co., Ltd.(a)	20,500	177,357

Total Food & Staples Retailing		8,688,043

Food Products – 2.9%

Ariake Japan Co., Ltd.	3,828	258,634

Chubu Shiryo Co., Ltd.(a)	8,400	140,730

Feed One Co., Ltd.	14,740	129,899

Fuji Oil Holdings, Inc.	17,500	548,896

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Fujicco Co., Ltd.(a)	10,700	$211,202

Hokuto Corp.	16,291	346,259

Itoham Yonekyu Holdings, Inc.	94,600	675,010

Kagome Co., Ltd.	19,600	683,483

Kameda Seika Co., Ltd.(a)	3,700	189,330

Kotobuki Spirits Co., Ltd.	3,400	173,657

Marudai Food Co., Ltd.(a)	8,000	131,830

Maruha Nichiro Corp.	6,632	151,581

Megmilk Snow Brand Co., Ltd.	13,900	335,744

Mitsui Sugar Co., Ltd.	13,498	249,546

Morinaga & Co., Ltd.	8,687	341,207

Morinaga Milk Industry Co., Ltd.(a)	8,682	455,778

Nippon Flour Mills Co., Ltd.(a)	19,183	315,021

Nippon Suisan Kaisha Ltd.	45,700	193,574

Nisshin Oillio Group Ltd. (The)	10,700	321,923

Prima Meat Packers Ltd.	18,200	557,917

S Foods, Inc.	4,800	133,270

Sakata Seed Corp.	5,300	189,340

Showa Sangyo Co., Ltd.(a)	10,600	352,563

Warabeya Nichiyo Holdings Co., Ltd.	7,000	103,478

Total Food Products		7,189,872

Gas Utilities – 0.5%

Nippon Gas Co., Ltd.	14,100	712,148

Saibu Gas Co., Ltd.(a)	11,600	290,412

Shizuoka Gas Co., Ltd.	19,592	173,401

Total Gas Utilities		1,175,961

Health Care Equipment & Supplies – 1.3%

Eiken Chemical Co., Ltd.	10,670	213,946

Hogy Medical Co., Ltd.	7,100	242,542

Japan Lifeline Co., Ltd.	16,500	217,488

Jeol Ltd.	4,900	167,853

Mani, Inc.(a)	10,400	282,543

Menicon Co., Ltd.	3,700	246,129

Nagaileben Co., Ltd.	10,626	299,457

Nakanishi, Inc.	17,700	315,155

Nihon Kohden Corp.	10,700	350,820

Nipro Corp.	45,000	522,363

Paramount Bed Holdings Co., Ltd.	10,321	424,459

Total Health Care Equipment & Supplies		3,282,755

Health Care Providers & Services – 1.3%

As One Corp.	3,700	529,072

BML, Inc.	7,000	209,940

H.U. Group Holdings, Inc.(a)	32,600	868,674

Ship Healthcare Holdings, Inc.	10,507	510,764

Solasto Corp.(a)	24,600	320,292

Toho Holdings Co., Ltd.	10,600	227,208

Tokai Corp.	4,200	82,703

Tsukui Corp.	17,600	97,898

Vital KSK Holdings, Inc.	19,100	197,100

WIN-Partners Co., Ltd.(a)	13,300	129,685

Total Health Care Providers & Services		3,173,336
Investments	Shares	Value

Health Care Technology – 0.0%

EM Systems Co., Ltd.	10,600	$86,986

Hotels, Restaurants & Leisure – 1.9%

Aeon Fantasy Co., Ltd.(a)	4,600	71,356

Doutor Nichires Holdings Co., Ltd.	10,653	161,516

Fuji Kyuko Co., Ltd.(a)	3,601	134,103

Hiday Hidaka Corp.(a)	10,698	194,030

HIS Co., Ltd.(a)	8,300	145,582

Ichibanya Co., Ltd.(a)	7,136	380,028

KOMEDA Holdings Co., Ltd.(a)	13,800	256,829

Koshidaka Holdings Co., Ltd.(a)	8,500	34,635

Kura Sushi, Inc.(a)	2,700	146,347

Kyoritsu Maintenance Co., Ltd.	3,700	136,563

MOS Food Services, Inc.(a)	6,600	181,683

Ohsho Food Service Corp.	4,300	242,035

Plenus Co., Ltd.	17,568	302,650

Renaissance, Inc.	4,200	37,491

Resorttrust, Inc.	36,108	548,138

Round One Corp.(a)	14,637	117,340

Royal Holdings Co., Ltd.	3,600	62,018

Saizeriya Co., Ltd.(a)	3,700	75,066

SFP Holdings Co., Ltd.(a)	3,700	47,894

St. Marc Holdings Co., Ltd.(a)	10,600	154,987

Sushiro Global Holdings Ltd.	14,400	361,330

Tokyo Dome Corp.(a)	24,600	176,231

Tokyotokeiba Co., Ltd.	4,642	234,453

Tosho Co., Ltd.	1,900	23,316

Yoshinoya Holdings Co., Ltd.(a)	7,300	136,274

Zensho Holdings Co., Ltd.(a)	13,400	315,033

Total Hotels, Restaurants & Leisure		4,676,928

Household Durables – 4.2%

Casio Computer Co., Ltd.(a)	107,100	1,719,202

Cleanup Corp.	22,400	108,890

ES-Con Japan Ltd.	40,200	330,270

FJ Next Co., Ltd.(a)	14,200	120,430

France Bed Holdings Co., Ltd.	800	6,694

Fujitsu General Ltd.(a)	21,600	624,278

Haseko Corp.	261,600	3,420,904

Hinokiya Group Co., Ltd.(a)	8,100	150,748

Hoosiers Holdings(a)	33,000	206,074

JVCKenwood Corp.	51,500	71,250

Ki-Star Real Estate Co., Ltd.(a)	10,700	266,258

Nihon House Holdings Co., Ltd.(a)	38,700	103,048

Pressance Corp.(a)	18,700	246,486

Sanei Architecture Planning Co., Ltd.(a)	10,700	150,366

Sangetsu Corp.	20,400	312,196

Space Value Holdings Co., Ltd.	39,800	190,458

Sumitomo Forestry Co., Ltd.	68,400	1,082,422

Tama Home Co., Ltd.(a)	14,700	192,369

Tamron Co., Ltd.	10,666	167,575

Toa Corp.(a)	10,652	86,100

Token Corp.	5,100	375,505

Zojirushi Corp.	22,300	367,898

Total Household Durables		10,299,421

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value
Household Products – 0.2%

Earth Corp.	6,000	$445,181

ST Corp.	3,500	75,088

Total Household Products		520,269

Independent Power & Renewable Electricity Producers – 0.2%

eRex Co., Ltd.(a)	6,200	64,038

West Holdings Corp.(a)	11,890	323,474

Total Independent Power & Renewable Electricity Producers		387,512

Industrial Conglomerates – 0.4%

Mie Kotsu Group Holdings, Inc.(a)	24,600	102,568

Nisshinbo Holdings, Inc.	68,600	464,787

TOKAI Holdings Corp.(a)	47,200	463,368

Total Industrial Conglomerates		1,030,723

Interactive Media & Services – 0.8%

Dip Corp.	21,000	428,636

LIFULL Co., Ltd.(a)	16,900	70,944

Mixi, Inc.(a)	51,400	1,378,395

MTI Ltd.	17,200	143,754

Total Interactive Media & Services		2,021,729

Internet & Direct Marketing Retail – 0.2%

ASKUL Corp.	8,865	359,960

Belluna Co., Ltd.(a)	23,384	210,950

Total Internet & Direct Marketing Retail		570,910

IT Services – 2.5%

Comture Corp.(a)	3,600	89,753

Digital Garage, Inc.	3,800	128,551

DTS Corp.	11,582	245,293

Future Corp.	10,700	221,037

GMO Internet, Inc.	22,372	581,083

Ines Corp.	7,300	112,755

Infocom Corp.	6,700	256,496

Infomart Corp.	16,300	143,646

Information Services International-Dentsu Ltd.	7,700	483,028

Itfor, Inc.(a)	12,600	107,935

JBCC Holdings, Inc.(a)	7,000	112,499

Kanematsu Electronics Ltd.	10,700	431,934

LAC Co., Ltd.(a)	3,700	44,878

Mitsubishi Research Institute, Inc.	3,600	151,123

NEC Networks & System Integration Corp.	52,937	1,009,781

NET One Systems Co., Ltd.	12,858	582,405

NS Solutions Corp.(a)	17,680	542,814

NSD Co., Ltd.(a)	21,200	413,433

TDC Soft, Inc.	8,200	82,909

TechMatrix Corp.	7,500	162,395

Transcosmos, Inc.	8,900	240,864

Total IT Services		6,144,612

Leisure Products – 0.5%

Furyu Corp.	11,100	125,484

GLOBERIDE, Inc.	3,700	108,514

Heiwa Corp.(a)	44,000	721,312

Mizuno Corp.	6,023	108,212
Investments	Shares	Value

Tomy Co., Ltd.	22,800	$195,527

Total Leisure Products		1,259,049

Life Sciences Tools & Services – 0.0%

EPS Holdings, Inc.	8,400	82,782

Machinery – 6.6%

Aichi Corp.(a)	25,800	214,654

Aida Engineering Ltd.	31,600	216,196

Anest Iwata Corp.(a)	10,500	85,867

Asahi Diamond Industrial Co., Ltd.(a)	13,500	62,300

Bando Chemical Industries Ltd.(a)	17,693	100,763

CKD Corp.(a)	18,341	297,891

DMG Mori Co., Ltd.	40,700	559,996

Ebara Corp.	21,400	576,520

Fujitec Co., Ltd.	27,961	594,830

Furukawa Co., Ltd.	18,000	193,594

Giken Ltd.	4,800	183,303

Glory Ltd.	15,600	347,094

Harmonic Drive Systems, Inc.(a)	9,500	606,747

Hirata Corp.	3,500	208,282

Hitachi Zosen Corp.	66,700	280,629

Hokuetsu Industries Co., Ltd.(a)	10,518	111,230

Hosokawa Micron Corp.	3,700	191,434

Iwaki Co., Ltd.(a)	6,600	59,414

Japan Steel Works Ltd. (The)(a)	24,704	430,734

Juki Corp.(a)	14,200	61,090

Kato Works Co., Ltd.(a)	9,400	99,763

Kito Corp.(a)	9,700	113,150

Kitz Corp.	31,589	179,003

Kurita Water Industries Ltd.	23,700	777,049

Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	13,080	172,780

Makino Milling Machine Co., Ltd.	5,615	195,804

Max Co., Ltd.	17,700	264,334

Meidensha Corp.	12,200	186,705

METAWATER Co., Ltd.	9,600	208,593

Mitsubishi Logisnext Co., Ltd.	10,800	97,326

Mitsuboshi Belting Ltd.(a)	10,746	173,822

Morita Holdings Corp.	10,605	206,111

Nabtesco Corp.	32,200	1,164,058

Nachi-Fujikoshi Corp.(a)	6,300	220,288

Nikkiso Co., Ltd.	10,700	108,085

Nippon Thompson Co., Ltd.(a)	24,600	86,950

Nissei ASB Machine Co., Ltd.(a)	3,700	149,010

Nissei Plastic Industrial Co., Ltd.(a)	10,400	89,484

Nitta Corp.	9,100	200,747

Nitto Kohki Co., Ltd.	6,100	120,405

Nittoku Co., Ltd.	3,500	113,427

Noritake Co., Ltd.	3,700	115,877

Obara Group, Inc.	5,679	190,233

Oiles Corp.(a)	11,000	159,272

OKUMA Corp.(a)	8,270	385,171

Organo Corp.	3,400	183,644

OSG Corp.	20,500	327,324

Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	40,254

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Rheon Automatic Machinery Co., Ltd.(a)	3,700	$39,689

Ryobi Ltd.	10,600	118,325

Shibaura Machine Co., Ltd.	10,661	219,827

Shibuya Corp.	5,400	186,004

Shima Seiki Manufacturing Ltd.(a)	5,000	78,461

Shinmaywa Industries Ltd.	35,585	305,168

Sodick Co., Ltd.(a)	17,600	123,082

Star Micronics Co., Ltd.	17,634	232,602

Tadano Ltd.	30,900	252,986

Takeuchi Manufacturing Co., Ltd.	12,700	250,558

Takuma Co., Ltd.	13,300	225,847

THK Co., Ltd.	47,900	1,193,301

Tocalo Co., Ltd.(a)	24,600	257,586

Torishima Pump Manufacturing Co., Ltd.	10,600	81,963

Tsubaki Nakashima Co., Ltd.	20,300	153,120

Tsubakimoto Chain Co.	12,645	295,845

Tsugami Corp.(a)	17,600	204,636

Union Tool Co.	3,800	115,588

YAMABIKO Corp.	20,000	243,154

Yushin Precision Equipment Co., Ltd.(a)	8,300	54,898

Total Machinery		16,343,877

Marine – 0.6%

Iino Kaiun Kaisha Ltd.(a)	52,700	186,770

Japan Transcity Corp.(a)	10,500	58,107

Mitsui OSK Lines Ltd.(a)	24,600	479,738

Nippon Yusen K.K.	25,600	440,777

NS United Kaiun Kaisha Ltd.	14,800	202,092

Total Marine		1,367,484

Media – 0.8%

AOI TYO Holdings, Inc.(a)	16,300	64,564

FAN Communications, Inc.	32,900	150,268

Gakken Holdings Co., Ltd.	7,000	107,723

Intage Holdings, Inc.	10,400	97,959

SKY Perfect JSAT Holdings, Inc.	179,600	781,165

Tow Co., Ltd.(a)	21,200	65,892

Tv Tokyo Holdings Corp.	4,800	109,209

ValueCommerce Co., Ltd.	3,700	123,240

Wowow, Inc.	10,700	282,988

Zenrin Co., Ltd.	6,580	70,146

Total Media		1,853,154

Metals & Mining – 1.8%

Asahi Holdings, Inc.	27,200	876,338

Daido Steel Co., Ltd.(a)	15,700	485,000

Daiki Aluminium Industry Co., Ltd.(a)	24,100	127,659

Dowa Holdings Co., Ltd.	19,900	580,802

Godo Steel Ltd.(a)	8,700	165,954

Hakudo Co., Ltd.(a)	10,698	136,652

Kyoei Steel Ltd.	12,114	154,625

Mitsui Mining & Smelting Co., Ltd.	19,900	479,916

Nippon Light Metal Holdings Co., Ltd.	26,290	414,292

Nippon Yakin Kogyo Co., Ltd.(a)	5,410	79,615

Pacific Metals Co., Ltd.(a)	6,500	96,394

Toho Titanium Co., Ltd.	10,700	68,237
Investments	Shares	Value

Tokyo Steel Manufacturing Co., Ltd.(a)	31,700	$214,778

Topy Industries Ltd.*(a)	10,700	115,791

UACJ Corp.	20,063	328,521

Total Metals & Mining		4,324,574

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Achilles Corp.(a)	3,600	59,937

Multiline Retail – 1.1%

H2O Retailing Corp.(a)	48,200	311,955

Izumi Co., Ltd.	16,200	587,179

J. Front Retailing Co., Ltd.	98,300	706,068

Seria Co., Ltd.	18,700	792,974

Takashimaya Co., Ltd.	42,700	336,243

Total Multiline Retail		2,734,419

Oil, Gas & Consumable Fuels – 0.8%

Cosmo Energy Holdings Co., Ltd.	38,700	550,447

Itochu Enex Co., Ltd.	62,081	569,453

Iwatani Corp.(a)	10,733	401,229

Sala Corp.	41,000	230,390

San-Ai Oil Co., Ltd.(a)	24,616	233,727

Total Oil, Gas & Consumable Fuels		1,985,246

Paper & Forest Products – 0.3%

Daiken Corp.	10,700	185,853

Daio Paper Corp.(a)	17,678	251,610

Hokuetsu Corp.	45,732	156,441

Nippon Paper Industries Co., Ltd.(a)	20,500	253,118

Total Paper & Forest Products		847,022

Personal Products – 0.4%

Mandom Corp.	13,006	217,527

Milbon Co., Ltd.	3,500	185,066

Noevir Holdings Co., Ltd.(a)	12,900	601,421

Total Personal Products		1,004,014

Pharmaceuticals – 1.8%

Fuji Pharma Co., Ltd.	10,400	123,089

JCR Pharmaceuticals Co., Ltd.	8,800	256,003

Kaken Pharmaceutical Co., Ltd.	17,200	785,596

KYORIN Holdings, Inc.(a)	32,985	666,389

Mochida Pharmaceutical Co., Ltd.	10,422	410,342

Nichi-iko Pharmaceutical Co., Ltd.(a)	17,800	201,564

Sawai Pharmaceutical Co., Ltd.	11,224	564,763

Seikagaku Corp.(a)	17,700	185,336

Torii Pharmaceutical Co., Ltd.	6,700	189,070

Towa Pharmaceutical Co., Ltd.	8,100	161,877

Tsumura & Co.	18,700	580,333

ZERIA Pharmaceutical Co., Ltd.(a)	10,700	203,800

Total Pharmaceuticals		4,328,162

Professional Services – 1.9%

Altech Corp.	11,560	224,233

BayCurrent Consulting, Inc.	2,700	373,543

Benefit One, Inc.	22,900	575,484

BeNEXT Group, Inc.(a)	10,500	112,532

en-japan, Inc.	8,000	200,209

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

FULLCAST Holdings Co., Ltd.	6,600	$107,008

Funai Soken Holdings, Inc.	8,410	197,320

Gakujo Co., Ltd.	4,400	46,364

IR Japan Holdings Ltd.	2,900	363,290

JAC Recruitment Co., Ltd.	10,700	133,028

Link And Motivation, Inc.(a)	14,600	54,510

Meitec Corp.	10,500	532,313

Nisso Corp.(a)	3,800	28,879

Nomura Co., Ltd.	24,600	181,592

Outsourcing, Inc.	19,800	181,620

Quick Co., Ltd.(a)	4,000	46,811

SMS Co., Ltd.	3,700	106,586

Space Co., Ltd.(a)	14,000	112,101

Tanseisha Co., Ltd.	17,800	119,420

TechnoPro Holdings, Inc.	7,800	481,910

World Holdings Co., Ltd.	8,300	164,459

YAMADA Consulting Group Co., Ltd.	5,200	59,524

Yumeshin Holdings Co., Ltd.(a)	36,200	236,348

Total Professional Services		4,639,084

Real Estate Management & Development – 2.6%

Daibiru Corp.	28,700	331,792

Dear Life Co., Ltd.(a)	36,900	145,810

Goldcrest Co., Ltd.(a)	12,700	165,474

Heiwa Real Estate Co., Ltd.	10,668	293,160

Ichigo, Inc.	130,400	376,879

Japan Property Management Center Co., Ltd.	10,500	141,983

Katitas Co., Ltd.	11,200	315,315

Keihanshin Building Co., Ltd.	18,500	299,247

Kenedix, Inc.	38,200	199,814

Mugen Estate Co., Ltd.(a)	20,900	95,657

Open House Co., Ltd.	33,500	1,206,292

Raysum Co., Ltd.(a)	29,900	266,048

SAMTY Co., Ltd.(a)	21,500	321,695

Shinoken Group Co., Ltd.	18,700	173,657

Star Mica Holdings Co., Ltd.(a)	5,200	65,782

Starts Corp., Inc.(a)	17,600	384,588

Sun Frontier Fudousan Co., Ltd.	23,000	191,576

Takara Leben Co., Ltd.(a)	63,100	185,958

TOC Co., Ltd.(a)	17,700	109,189

Tokyo Tatemono Co., Ltd.	82,100	998,146

Tosei Corp.	18,400	170,522

Total Real Estate Management & Development		6,438,584

Road & Rail – 1.4%

Fukuyama Transporting Co., Ltd.	10,011	484,755

Hamakyorex Co., Ltd.	3,700	111,670

Ichinen Holdings Co., Ltd.(a)	11,200	133,619

Maruzen Showa Unyu Co., Ltd.	3,900	132,488

Nankai Electric Railway Co., Ltd.	10,500	231,830

Nikkon Holdings Co., Ltd.(a)	17,660	381,381

Nishi-Nippon Railroad Co., Ltd.(a)	11,000	317,398

Sakai Moving Service Co., Ltd.	3,200	155,557

Seino Holdings Co., Ltd.	45,700	660,838

Senko Group Holdings Co., Ltd.	50,056	464,843
Investments	Shares	Value

Sotetsu Holdings, Inc.(a)	17,700	$475,500

Total Road & Rail		3,549,879

Semiconductors & Semiconductor Equipment – 2.0%

Ferrotec Holdings Corp.(a)	17,300	147,377

Japan Material Co., Ltd.	10,700	148,744

Lasertec Corp.	11,000	897,470

Micronics Japan Co., Ltd.	10,600	110,389

Mimasu Semiconductor Industry Co., Ltd.	7,427	168,978

Optorun Co., Ltd.(a)	12,400	249,457

Sanken Electric Co., Ltd.	3,700	86,040

SCREEN Holdings Co., Ltd.	14,500	765,327

Shibaura Mechatronics Corp.(a)	3,700	109,040

Shinko Electric Industries Co., Ltd.	44,653	776,445

Tokyo Seimitsu Co., Ltd.	24,600	776,253

Ulvac, Inc.	17,700	638,193

Yamaichi Electronics Co., Ltd.	12,700	154,764

Total Semiconductors & Semiconductor Equipment		5,028,477

Software – 0.5%

Broadleaf Co., Ltd.	23,700	122,396

Computer Engineering & Consulting Ltd.	5,100	78,435

Digital Arts, Inc.(a)	1,100	89,330

Fuji Soft, Inc.	3,300	169,175

Fukui Computer Holdings, Inc.	3,700	107,462

Miroku Jyoho Service Co., Ltd.	3,700	76,854

SRA Holdings	10,700	244,560

Systena Corp.(a)	12,100	209,139

UNITED, Inc.(a)	11,500	159,320

Total Software		1,256,671

Specialty Retail – 4.6%

Adastria Co., Ltd.	10,500	164,370

Alpen Co., Ltd.	16,600	311,928

AOKI Holdings, Inc.(a)	52,854	263,444

Aoyama Trading Co., Ltd.(a)	38,800	202,585

Arcland Sakamoto Co., Ltd.	10,716	218,422

Autobacs Seven Co., Ltd.	34,900	451,752

Bic Camera, Inc.	50,600	558,600

Chiyoda Co., Ltd.	19,991	185,646

DCM Holdings Co., Ltd.	45,745	627,677

EDION Corp.(a)	42,439	442,366

Geo Holdings Corp.	14,400	227,469

Honeys Holdings Co., Ltd.	9,000	87,416

IDOM, Inc.	49,960	299,675

JINS Holdings, Inc.	3,400	266,768

Joshin Denki Co., Ltd.	9,400	233,285

Joyful Honda Co., Ltd.	24,700	401,173

K’s Holdings Corp.	82,196	1,106,020

Kohnan Shoji Co., Ltd.	9,900	383,692

Komeri Co., Ltd.	12,537	393,823

Nishimatsuya Chain Co., Ltd.	23,400	316,642

Nojima Corp.	11,600	311,077

PAL GROUP Holdings Co., Ltd.	14,400	152,419

PC Depot Corp.(a)	18,000	117,692

Sac’s Bar Holdings, Inc.	17,800	97,324

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

Investments	Shares	Value

Sanrio Co., Ltd.(a)	14,442	$259,198

Shimachu Co., Ltd.(a)	18,964	638,842

Shimamura Co., Ltd.	10,800	1,046,944

T-Gaia Corp.	36,700	685,799

VT Holdings Co., Ltd.	70,800	272,385

World Co., Ltd.(a)	10,600	142,432

Xebio Holdings Co., Ltd.	17,600	126,751

Yellow Hat Ltd.	17,100	284,703

Total Specialty Retail		11,278,319

Technology Hardware, Storage & Peripherals – 0.7%

Elecom Co., Ltd.	10,100	493,850

MCJ Co., Ltd.	34,300	311,050

Riso Kagaku Corp.	15,700	216,167

Roland DG Corp.	4,100	52,993

Toshiba TEC Corp.	11,700	487,269

Wacom Co., Ltd.	35,811	234,487

Total Technology Hardware, Storage & Peripherals		1,795,816

Textiles, Apparel & Luxury Goods – 1.4%

Asics Corp.	46,100	639,538

Baroque Japan Ltd.(a)	24,000	144,186

Fujibo Holdings, Inc.	5,000	173,410

Goldwin, Inc.(a)	3,500	276,604

Gunze Ltd.	5,783	215,088

Japan Wool Textile Co., Ltd. (The)	31,725	305,135

Kurabo Industries Ltd.	10,676	195,047

Morito Co., Ltd.	9,100	61,483

Onward Holdings Co., Ltd.	78,933	203,447

Seiko Holdings Corp.(a)	17,700	237,666

Seiren Co., Ltd.(a)	17,611	258,166

Wacoal Holdings Corp.	24,700	465,071

Yondoshi Holdings, Inc.	10,700	178,147

Total Textiles, Apparel & Luxury Goods		3,352,988

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	10,700	186,563

Trading Companies & Distributors – 2.3%

Advan Co., Ltd.(a)	17,700	221,564

Alconix Corp.(a)	10,700	154,219

Gecoss Corp.	24,700	219,779

Hanwa Co., Ltd.	24,522	487,977

Inaba Denki Sangyo Co., Ltd.	19,588	487,983

Inabata & Co., Ltd.	24,641	312,653

Kamei Corp.(a)	10,800	111,551

Kanaden Corp.(a)	10,700	151,380

Kanamoto Co., Ltd.	10,628	241,001

Kanematsu Corp.	43,100	524,813

Kokusai Pulp & Paper Co., Ltd.(a)	23,900	69,075

Nagase & Co., Ltd.	33,704	468,847

Nichiden Corp.(a)	10,700	234,319

Nippon Steel Trading Corp.	17,700	502,336

Nishio Rent All Co., Ltd.	7,500	158,699

Onoken Co., Ltd.	11,200	118,867

Sanyo Trading Co., Ltd.(a)	14,800	139,403

Investments	Shares	Value

Trusco Nakayama Corp.	10,700	$269,503

Wakita & Co., Ltd.	17,700	176,447

Yamazen Corp.	37,606	378,091

Yuasa Trading Co., Ltd.	10,400	322,259

Total Trading Companies & Distributors		5,750,766

Transportation Infrastructure – 0.5%

Japan Airport Terminal Co., Ltd.(a)	8,200	359,765

Kamigumi Co., Ltd.	24,700	484,029

Mitsubishi Logistics Corp.(a)	13,400	379,411

Total Transportation Infrastructure		1,223,205
TOTAL COMMON STOCKS (Cost: $271,193,688)		243,261,052

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $1,252,210)	25,676	1,258,124

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.1%

United States – 8.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c)
(Cost: $20,100,223)	20,100,223	20,100,223

TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $292,546,121)		264,619,399

Other Assets less Liabilities – (7.3)%		(18,042,974)

NET ASSETS – 100.0%		$246,576,425

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2020 (See Note 2). At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $57,695,102 and the total market value of the collateral held by the Fund was $60,683,170. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,582,947.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2020	Dividend Income
WisdomTree Japan Hedged Equity Fund	$2,315,089	$2,732,051	$3,674,534	$(305,403)	$190,921	$1,258,124	$22,649

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Banks	$17,346,240	$792,571	$—	$18,138,811
Other	225,122,241	—	—	225,122,241
Exchange-Traded Fund	1,258,124	—	—	1,258,124
Investment of Cash Collateral for Securities Loaned	—	20,100,223	—	20,100,223
Total Investments in Securities	$243,726,605	$20,892,794	$—	$264,619,399

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2020

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$30,873,455	$360,140,503	$149,127,197	$574,677,696	$200,025,690

Investment in affiliates, at cost (Note 3)	—	98,299	619,776	51,652	86,628

Foreign currency, at cost	11,015	—	72,531	655,881	287,574
Investments in securities, at value[1,2] (Note 2)	32,993,240	327,708,744	124,330,455	566,905,321	164,927,461

Investment in affiliates, at value (Note 3)	—	118,356	701,298	49,323	82,895

Cash	16,354	47,100	39,081	133,870	57,454

Foreign currency, at value	11,105	—	72,822	657,032	287,883

Unrealized appreciation on foreign currency contracts	—	—	—	102	162

Receivables:

Investment securities sold[3]	—	—	—	243,564	222,168

Capital shares sold	10	—	—	—	—

Dividends	27,635	346,435	482,285	2,548,617	985,936

Securities lending income	301	42,961	1,313	10,589	4,250

Foreign tax reclaims	204,552	1,262,502	366,197	2,156,579	626,917
Total Assets	33,253,197	329,526,098	125,993,451	572,704,997	167,195,126
LIABILITIES:

Foreign currency due to custodian, at value	—	25,594	—	—	—

Unrealized depreciation on foreign currency contracts	—	102	216	299	44

Payables:

Cash collateral received for securities loaned (Note 2)	221,471	19,567,736	3,944,318	17,344,543	6,333,529

Investment securities purchased	3,411	—	—	1,182,396	808,283

Advisory fees (Note 3)	15,640	152,203	55,443	226,732	79,758

Service fees (Note 2)	119	1,155	423	2,079	606
Total Liabilities	240,641	19,746,790	4,000,400	18,756,049	7,222,220
NET ASSETS	$33,012,556	$309,779,308	$121,993,051	$553,948,948	$159,972,906
NET ASSETS:

Paid-in capital	$38,599,508	$616,638,740	$182,255,992	$667,532,485	$246,375,350

Total distributable earnings (loss)	(5,586,952)	(306,859,432)	(60,262,941)	(113,583,537)	(86,402,444)
NET ASSETS	$33,012,556	$309,779,308	$121,993,051	$553,948,948	$159,972,906
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	5,800,000	3,400,000	12,200,000	4,850,000
Net asset value per share	$27.51	$53.41	$35.88	$45.41	$32.98
[1] Includes market value of securities out on loan of:	$342,762	$23,719,279	$7,875,703	$30,463,795	$10,211,417
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement of:	—	—	—	—	$24,527

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2020

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$358,770,890	$161,309,968	$43,164,944	$123,509,765	$1,352,879,768

Investment in affiliates, at cost (Note 3)	2,272	—	—	—	1,281,329

Foreign currency, at cost	487,941	181,638	34,341	85,800	9,374,294
Investments in securities, at value[1,2] (Note 2)	343,549,775	154,660,818	47,214,525	141,112,791	1,341,419,846

Investment in affiliates, at value (Note 3)	2,293	—	—	—	1,506,989

Cash	72,880	—	9,455	6,657	741,179

Foreign currency, at value	490,499	183,085	34,575	87,056	9,430,963

Unrealized appreciation on foreign currency contracts	—	—	193,234	—	3,454

Receivables:

Investment securities sold	—	—	—	—	2,060,659

Capital shares sold	—	40	—	—	—

Dividends	1,590,367	648,981	193,891	333,563	5,007,917

Securities lending income	2,663	6,244	—	1,113	140,210

Foreign tax reclaims	1,158,418	236,904	43,845	128,397	1,509,899
Total Assets	346,866,895	155,736,072	47,689,525	141,669,577	1,361,821,116
LIABILITIES:

Due to custodian	—	39,396	—	—	—

Unrealized depreciation on foreign currency contracts	—	129	731	—	1,044

Payables:

Cash collateral received for securities loaned (Note 2)	9,864,661	4,553,107	—	1,568,684	74,652,850

Investment securities purchased	390,506	13,095	—	—	4,900,080

Advisory fees (Note 3)	135,876	75,970	14,602	48,219	627,470

Service fees (Note 2)	1,244	577	169	504	4,772
Total Liabilities	10,392,287	4,682,274	15,502	1,617,407	80,186,216
NET ASSETS	$336,474,608	$151,053,798	$47,674,023	$140,052,170	$1,281,634,900
NET ASSETS:

Paid-in capital	$416,998,295	$186,269,653	$48,078,043	$129,353,776	$1,474,187,320

Total distributable earnings (loss)	(80,523,687)	(35,215,855)	(404,020)	10,698,394	(192,552,420)
NET ASSETS	$336,474,608	$151,053,798	$47,674,023	$140,052,170	$1,281,634,900
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,150,000	2,700,000	2,000,000	4,300,000	21,350,000
Net asset value per share	$41.29	$55.95	$23.84	$32.57	$60.03
[1] Includes market value of securities out on loan of:	$13,453,877	$14,350,249	—	$2,234,141	$152,230,095
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2020

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$291,293,911

Investment in affiliates, at cost (Note 3)	1,252,210

Foreign currency, at cost	137,788
Investments in securities, at value[1,2] (Note 2)	263,361,275

Investment in affiliates, at value (Note 3)	1,258,124

Cash	286,089

Foreign currency, at value	137,861

Receivables:

Investment securities sold	632,505

Dividends	1,894,012

Securities lending income	14,729
Total Assets	267,584,595
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	20,100,223

Investment securities purchased	789,405

Advisory fees (Note 3)	117,647

Service fees (Note 2)	895
Total Liabilities	21,008,170
NET ASSETS	$246,576,425
NET ASSETS:

Paid-in capital	$372,398,253

Total distributable earnings (loss)	(125,821,828)
NET ASSETS	$246,576,425
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,550,000
Net asset value per share	$69.46
[1] Includes market value of securities out on loan of:	$57,695,102
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$336,814	$4,969,568	$2,816,443	$11,199,077	$4,639,621

Dividends from affiliates (Note 3)	—	20,633	33,905	36,949	10,675

Non-cash dividends	48,565	161,613	116,007	943,489	539,021

Securities lending income (Note 2)	3,966	316,086	28,170	109,411	49,753
Total investment income	389,345	5,467,900	2,994,525	12,288,926	5,239,070
EXPENSES:

Advisory fees (Note 3)	83,405	926,169	330,486	1,405,353	518,337

Service fees (Note 2)	633	7,026	2,507	12,882	3,932
Total expenses	84,038	933,195	332,993	1,418,235	522,269
Expense waivers (Note 3)	—	(3,188)	(3,105)	(301)	(203)
Net expenses	84,038	930,007	329,888	1,417,934	522,066
Net investment income	305,307	4,537,893	2,664,637	10,870,992	4,717,004
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(940,281)	(56,524,989)	(6,604,398)	(45,211,377)	(19,180,063)

Investment transactions in affiliates (Note 3)	—	257,567	4,374	(17,138)	(10,511)

In-kind redemptions	183,311	11,807,363	551,735	20,063,092	6,810,762

Futures contracts	(9,257)	—	—	—	—

Foreign currency contracts	267	(32,416)	29,412	14,942	9,950

Foreign currency related transactions	1,152	21,844	(14,262)	60,744	27,220
Net realized loss	(764,808)	(44,470,631)	(6,033,139)	(25,089,737)	(12,342,642)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	6,718,793	127,901,808	19,693,368	105,868,436	32,869,730

Investment transactions in affiliates (Note 3)	—	(16,393)	146,389	(56,327)	(16,802)

Foreign currency contracts	(27)	(5,573)	24,525	5,148	3,616

Translation of assets and liabilities denominated in foreign currencies	12,351	55,094	1,172	114,119	28,393
Net increase in unrealized appreciation/depreciation	6,731,117	127,934,936	19,865,454	105,931,376	32,884,937
Net realized and unrealized gain on investments	5,966,309	83,464,305	13,832,315	80,841,639	20,542,295
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,271,616	$88,002,198	$16,496,952	$91,712,631	$25,259,299
[1] Net of foreign withholding tax of:	$37,522	$669,537	$264,035	$1,109,171	$461,713

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2020

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$6,742,852	$3,272,627	$654,646	$1,308,619	$20,442,631

Dividends from affiliates (Note 3)	17,108	—	—	—	60,852

Non-cash dividends	607,689	246,080	12,541	10,458	184,573

Securities lending income (Note 2)	41,543	51,455	—	11,023	785,029
Total investment income	7,409,192	3,570,162	667,187	1,330,100	21,473,085
EXPENSES:

Advisory fees (Note 3)	828,359	486,450	80,498	269,162	3,699,017

Service fees (Note 2)	7,593	3,690	932	2,594	28,063
Total expenses	835,952	490,140	81,430	271,756	3,727,080
Expense waivers (Note 3)	(1,208)	—	—	(36,039)	(6,929)
Net expenses	834,744	490,140	81,430	235,717	3,720,151
Net investment income	6,574,448	3,080,022	585,757	1,094,383	17,752,934
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(25,929,958)	(13,266,740)	(919,847)	(1,943,674)	(88,228,141)

Investment transactions in affiliates (Note 3)	(123,760)	—	—	—	377,061

In-kind redemptions	7,618,245	6,476,252	803,955	—	24,228,843

Futures contracts	—	—	—	—	41,568

Foreign currency contracts	7,845	24,695	(660,521)	3,801	(284,296)

Foreign currency related transactions	34,153	(1,930)	(3,210)	(5,857)	261,472
Net realized loss	(18,393,475)	(6,767,723)	(779,623)	(1,945,730)	(63,603,493)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	57,288,611	36,405,355	6,443,176	27,623,482	338,385,659

Investment transactions in affiliates (Note 3)	208,490	—	—	—	151,156

Foreign currency contracts	5,799	5,723	(605,588)	—	26,297

Translation of assets and liabilities denominated in foreign currencies	49,005	13,637	3,909	13,953	175,657
Net increase in unrealized appreciation/depreciation	57,551,905	36,424,715	5,841,497	27,637,435	338,738,769
Net realized and unrealized gain on investments	39,158,430	29,656,992	5,061,874	25,691,705	275,135,276
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,732,878	$32,737,014	$5,647,631	$26,786,088	$292,888,210
[1] Net of foreign withholding tax of:	$657,766	$316,228	$54,061	$115,804	$1,991,204

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2020

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$2,218,426

Dividends from affiliates (Note 3)	22,649

Securities lending income (Note 2)	86,895
Total investment income	2,327,970
EXPENSES:

Advisory fees (Note 3)	688,138

Service fees (Note 2)	5,220
Total expenses	693,358
Expense waivers (Note 3)	(1,046)
Net expenses	692,312
Net investment income	1,635,658
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(1,532,608)

Investment transactions in affiliates (Note 3)	(305,403)

In-kind redemptions	(2,051,359)

Foreign currency contracts	(12,825)

Foreign currency related transactions	50,503
Net realized loss	(3,851,692)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	45,350,411

Investment transactions in affiliates (Note 3)	190,921

Foreign currency contracts	71

Translation of assets and liabilities denominated in foreign currencies	(3,092)
Net increase in unrealized appreciation/depreciation	45,538,311
Net realized and unrealized gain on investments	41,686,619
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,322,277
[1] Net of foreign withholding tax of:	$246,775

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$305,307	$956,402	$4,537,893	$23,060,360	$2,664,637	$6,599,393

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(764,808)	(2,752,980)	(44,470,631)	(82,704,031)	(6,033,139)	(4,304,920)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,731,117	(3,331,459)	127,934,936	(61,868,058)	19,865,454	(30,528,758)
Net increase (decrease) in net assets resulting from operations	6,271,616	(5,128,037)	88,002,198	(121,511,729)	16,496,952	(28,234,285)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(389,250)	(908,753)	(4,999,250)	(24,025,680)	(2,843,750)	(6,679,985)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,967,330	5,344,762	—	—	10,968,590	—

Cost of shares redeemed	(2,287,610)	(15,199,143)	(93,454,521)	(201,633,798)	(8,689,913)	(38,213,511)
Net increase (decrease) in net assets resulting from capital share transactions	1,679,720	(9,854,381)	(93,454,521)	(201,633,798)	2,278,677	(38,213,511)
Net Increase (Decrease) in Net Assets	7,562,086	(15,891,171)	(10,451,573)	(347,171,207)	15,931,879	(73,127,781)
NET ASSETS:

Beginning of period	$25,450,470	$41,341,641	$320,230,881	$667,402,088	$106,061,172	$179,188,953

End of period	$33,012,556	$25,450,470	$309,779,308	$320,230,881	$121,993,051	$106,061,172
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,150,000	1,650,000	7,800,000	11,400,000	3,350,000	4,350,000

Shares created	150,000	200,000	—	—	300,000	—

Shares redeemed	(100,000)	(700,000)	(2,000,000)	(3,600,000)	(250,000)	(1,000,000)
Shares outstanding, end of period	1,200,000	1,150,000	5,800,000	7,800,000	3,400,000	3,350,000

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$10,870,992	$27,022,507	$4,717,004	$9,608,760	$6,574,448	$13,444,944

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(25,089,737)	(10,172,230)	(12,342,642)	(66,670)	(18,393,475)	(6,091,263)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	105,931,376	(153,604,939)	32,884,937	(55,862,036)	57,551,905	(77,392,000)
Net increase (decrease) in net assets resulting from operations	91,712,631	(136,754,662)	25,259,299	(46,319,946)	45,732,878	(70,038,319)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(11,013,750)	(28,034,655)	(4,488,000)	(9,965,602)	(6,507,750)	(13,724,833)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	21,726,099	—	21,874,879

Cost of shares redeemed	(107,659,653)	(91,561,113)	(35,034,156)	(43,056,963)	(30,372,283)	—
Net increase (decrease) in net assets resulting from capital share transactions	(107,659,653)	(91,561,113)	(35,034,156)	(21,330,864)	(30,372,283)	21,874,879
Net Increase (Decrease) in Net Assets	(26,960,772)	(256,350,430)	(14,262,857)	(77,616,412)	8,852,845	(61,888,273)
NET ASSETS:

Beginning of period	$580,909,720	$837,260,150	$174,235,763	$251,852,175	$327,621,763	$389,510,036

End of period	$553,948,948	$580,909,720	$159,972,906	$174,235,763	$336,474,608	$327,621,763
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	14,650,000	16,550,000	5,900,000	6,250,000	8,900,000	8,400,000

Shares created	—	—	—	800,000	—	500,000

Shares redeemed	(2,450,000)	(1,900,000)	(1,050,000)	(1,150,000)	(750,000)	—
Shares outstanding, end of period	12,200,000	14,650,000	4,850,000	5,900,000	8,150,000	8,900,000

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,080,022	$8,498,277	$585,757	$808,578	$1,094,383	$2,283,124

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(6,767,723)	60,242	(779,623)	(2,885,410)	(1,945,730)	(5,176,832)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	36,424,715	(55,875,059)	5,841,497	(2,329,070)	27,637,435	(8,370,092)
Net increase (decrease) in net assets resulting from operations	32,737,014	(47,316,540)	5,647,631	(4,405,902)	26,786,088	(11,263,800)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,149,500)	(8,835,126)	(554,000)	(754,345)	(1,204,500)	(2,162,870)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	9,411,800	13,784,134	26,327,511	45,919,267	39,944,080

Cost of shares redeemed	(47,946,703)	(62,770,774)	(4,611,464)	(7,537,669)	—	(29,507,185)
Net increase (decrease) in net assets resulting from capital share transactions	(47,946,703)	(53,358,974)	9,172,670	18,789,842	45,919,267	10,436,895
Net Increase (Decrease) in Net Assets	(18,359,189)	(109,510,640)	14,266,301	13,629,595	71,500,855	(2,989,775)
NET ASSETS:

Beginning of period	$169,412,987	$278,923,627	$33,407,722	$19,778,127	$68,551,315	$71,541,090

End of period	$151,053,798	$169,412,987	$47,674,023	$33,407,722	$140,052,170	$68,551,315
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,600,000	4,500,000	1,600,000	800,004	2,650,000	2,500,000

Shares created	—	150,000	600,000	1,100,000	1,650,000	1,350,000

Shares redeemed	(900,000)	(1,050,000)	(200,000)	(300,004)	—	(1,200,000)
Shares outstanding, end of period	2,700,000	3,600,000	2,000,000	1,600,000	4,300,000	2,650,000

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$17,752,934	$58,474,303	$1,635,658	$7,505,844

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(63,603,493)	18,272,377	(3,851,692)	(27,067,264)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	338,738,769	(434,761,469)	45,538,311	(4,352,258)
Net increase (decrease) in net assets resulting from operations	292,888,210	(358,014,789)	43,322,277	(23,913,678)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(21,525,750)	(61,380,468)	(3,366,684)	(11,877,835)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	135,911,833	—	8,947,474

Cost of shares redeemed	(151,166,896)	(228,172,175)	(30,882,499)	(351,946,162)
Net decrease in net assets resulting from capital share transactions	(151,166,896)	(92,260,342)	(30,882,499)	(342,998,688)
Net Increase (Decrease) in Net Assets	120,195,564	(511,655,599)	9,073,094	(378,790,201)
NET ASSETS:

Beginning of period	$1,161,439,336	$1,673,094,935	$237,503,331	$616,293,532

End of period	$1,281,634,900	$1,161,439,336	$246,576,425	$237,503,331
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	24,050,000	25,450,000	4,050,000	9,050,000

Shares created	—	2,100,000	—	150,000

Shares redeemed	(2,700,000)	(3,500,000)	(500,000)	(5,150,000)
Shares outstanding, end of period	21,350,000	24,050,000	3,550,000	4,050,000

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$22.13	$25.06	$26.24	$23.17	$22.32	$23.18
Investment operations:

Net investment income[1]	0.27	0.62	0.61	0.53	0.48	0.48

Net realized and unrealized gain (loss)	5.46	(2.93)	(1.05)	2.94	0.88	(0.89)
Total from investment operations	5.73	(2.31)	(0.44)	3.47	1.36	(0.41)
Dividends to shareholders:

Net investment income	(0.35)	(0.62)	(0.74)	(0.40)	(0.51)	(0.45)
Net asset value, end of period	$27.51	$22.13	$25.06	$26.24	$23.17	$22.32

TOTAL RETURN[2]	25.92%	(9.46)%	(1.62)%	15.03%	6.24%	(1.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$33,013	$25,450	$41,342	$72,163	$17,377	$17,854

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[4]

Net investment income	2.12%[3]	2.42%	2.41%	2.02%	2.19%	2.13%
Portfolio turnover rate[5]	10%	43%	42%	18%	35%	54%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$41.06	$58.54	$69.55	$59.16	$57.01	$55.63
Investment operations:

Net investment income[1]	0.70	2.43	2.57	1.88	2.04	1.45

Net realized and unrealized gain (loss)	12.46	(17.41)	(10.87)	10.39	2.32	1.49
Total from investment operations	13.16	(14.98)	(8.30)	12.27	4.36	2.94
Dividends to shareholders:

Net investment income	(0.81)	(2.50)	(2.71)	(1.88)	(2.21)	(1.56)
Net asset value, end of period	$53.41	$41.06	$58.54	$69.55	$59.16	$57.01

TOTAL RETURN[2]	32.14%	(26.54)%	(12.19)%	20.94%	7.97%	5.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$309,779	$320,231	$667,402	$1,224,082	$774,999	$1,125,935

Ratios to average net assets[6] of:

Expenses, net of expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[7]

Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.59%[7]

Net investment income	2.84%[3]	4.15%	4.06%	2.76%	3.68%	2.59%
Portfolio turnover rate[5]	25%	50%	52%	33%	45%	50%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$31.66	$41.19	$43.18	$39.72	$38.41	$43.79
Investment operations:

Net investment income[1]	0.83	1.69	1.74	1.58	1.48	1.64

Net realized and unrealized gain (loss)	4.27	(9.52)	(1.98)	3.45	1.34	(5.41)
Total from investment operations	5.10	(7.83)	(0.24)	5.03	2.82	(3.77)
Dividends to shareholders:

Net investment income	(0.88)	(1.70)	(1.75)	(1.57)	(1.51)	(1.61)
Net asset value, end of period	$35.88	$31.66	$41.19	$43.18	$39.72	$38.41

TOTAL RETURN[2]	16.09%	(19.77)%	(0.49)%	12.84%	7.56%	(8.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$121,993	$106,061	$179,189	$198,646	$200,568	$230,483

Ratios to average net assets[3] of:

Expenses[7]	0.58%[4]	0.58%	0.58%	0.58%	0.58%	0.58%[5]

Net investment income	4.68%[4]	4.17%	4.17%	3.73%	3.86%	3.99%
Portfolio turnover rate[6]	7%	45%	41%	35%	30%	40%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$39.65	$50.59	$54.63	$49.57	$45.90	$51.67
Investment operations:

Net investment income[1]	0.82	1.69	1.86	1.70	1.59	1.68

Net realized and unrealized gain (loss)	5.81	(10.88)	(3.98)	4.98	3.68	(5.79)
Total from investment operations	6.63	(9.19)	(2.12)	6.68	5.27	(4.11)
Dividends to shareholders:

Net investment income	(0.87)	(1.75)	(1.92)	(1.62)	(1.60)	(1.66)
Net asset value, end of period	$45.41	$39.65	$50.59	$54.63	$49.57	$45.90

TOTAL RETURN[2]	16.72%	(18.80)%	(3.89)%	13.61%	11.75%	(8.15)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$553,949	$580,910	$837,260	$914,993	$703,948	$621,932

Ratios to average net assets[3] of:

Expenses[7]	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%[5]

Net investment income	3.71%[4]	3.36%	3.59%	3.15%	3.41%	3.47%
Portfolio turnover rate[6]	14%	23%	15%	19%	14%	13%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$29.53	$40.30	$43.25	$40.39	$37.59	$43.28
Investment operations:

Net investment income[1]	0.87	1.65	1.78	1.66	1.63	1.65

Net realized and unrealized gain (loss)	3.44	(10.75)	(2.89)	2.79	2.79	(5.70)
Total from investment operations	4.31	(9.10)	(1.11)	4.45	4.42	(4.05)
Dividends to shareholders:

Net investment income	(0.86)	(1.67)	(1.84)	(1.59)	(1.62)	(1.64)
Net asset value, end of period	$32.98	$29.53	$40.30	$43.25	$40.39	$37.59

TOTAL RETURN[2]	14.58%	(23.48)%	(2.53)%	11.12%	12.09%	(9.60)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$159,973	$174,236	$251,852	$335,180	$250,392	$257,467

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%[6]

Net investment income	5.28%[5]	4.18%	4.32%	3.83%	4.28%	4.09%
Portfolio turnover rate[7]	16%	34%	24%	26%	29%	21%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$36.81	$46.37	$49.48	$45.45	$42.14	$48.67
Investment operations:

Net investment income[1]	0.78	1.56	1.81	1.62	1.54	1.59

Net realized and unrealized gain (loss)	4.49	(9.52)	(3.09)	3.97	3.32	(6.58)
Total from investment operations	5.27	(7.96)	(1.28)	5.59	4.86	(4.99)
Dividends to shareholders:

Net investment income	(0.79)	(1.60)	(1.83)	(1.56)	(1.55)	(1.54)
Net asset value, end of period	$41.29	$36.81	$46.37	$49.48	$45.45	$42.14

TOTAL RETURN[2]	14.29%	(17.78)%	(2.55)%	12.41%	11.79%	(10.49)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$336,475	$327,622	$389,510	$442,860	$359,074	$366,613

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%[6]

Net investment income	3.81%[5]	3.38%	3.83%	3.30%	3.59%	3.51%
Portfolio turnover rate[7]	11%	14%	14%	16%	15%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$47.06	$61.98	$68.12	$59.88	$55.82	$58.65
Investment operations:

Net investment income[1]	0.98	2.03	2.00	1.84	1.60	1.64

Net realized and unrealized gain (loss)	8.97	(14.87)	(6.17)	8.17	4.03	(2.85)
Total from investment operations	9.95	(12.84)	(4.17)	10.01	5.63	(1.21)
Dividends to shareholders:

Net investment income	(1.06)	(2.08)	(1.97)	(1.77)	(1.57)	(1.62)
Net asset value, end of period	$55.95	$47.06	$61.98	$68.12	$59.88	$55.82

TOTAL RETURN[2]	21.18%	(21.43)%	(6.16)%	16.87%	10.34%	(2.12)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$151,054	$169,413	$278,924	$286,089	$179,626	$153,512

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%[4,5]	0.58%[4,5]	0.58%[4,5]	0.58%[4,5,6]

Net investment income	3.67%[3]	3.30%	3.12%[4]	2.76%[4]	2.87%[4]	2.91%[4]
Portfolio turnover rate[7]	15%	33%	28%	23%	31%	24%

WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.32	0.75	0.55

Net realized and unrealized gain (loss)	2.93	(3.88)	(0.27)
Total from investment operations	3.25	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.29)	(0.71)	(0.31)
Net asset value, end of period	$23.84	$20.88	$24.72

TOTAL RETURN[2]	15.56%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$47,674	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.38%[3]	0.38%[4,5]	0.38%[3]

Net investment income	2.77%[3]	3.04%[4]	3.61%[3]
Portfolio turnover rate[7]	71%	132%	114%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$25.87	$28.62	$30.50	$26.14	$24.86
Investment operations:

Net investment income[1]	0.28	0.70	0.58	0.65	0.73

Net realized and unrealized gain (loss)	6.72	(2.77)	(1.95)	4.12	1.02
Total from investment operations	7.00	(2.07)	(1.37)	4.77	1.75
Dividends to shareholders:

Net investment income	(0.30)	(0.68)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$32.57	$25.87	$28.62	$30.50	$26.14

TOTAL RETURN[2]	27.08%	(7.43)%	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$140,052	$68,551	$71,541	$24,396	$9,149

Ratios to average net assets of:

Expenses, net of expense waivers	0.40%[3]	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.46%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	1.86%[3]	2.38%	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[4]	8%	51%	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$48.29	$65.74	$75.80	$65.18	$58.98	$59.21
Investment operations:

Net investment income[1]	0.78	2.36	2.19	2.07	1.97	1.64

Net realized and unrealized gain (loss)	11.92	(17.32)	(10.01)	10.76	6.22	(0.31)
Total from investment operations	12.70	(14.96)	(7.82)	12.83	8.19	1.33
Dividends to shareholders:

Net investment income	(0.96)	(2.49)	(2.24)	(2.21)	(1.99)	(1.56)
Net asset value, end of period	$60.03	$48.29	$65.74	$75.80	$65.18	$58.98

TOTAL RETURN[2]	26.38%	(23.58)%	(10.41)%	19.91%	14.24%	2.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,281,635	$1,161,439	$1,673,095	$1,940,467	$1,284,036	$1,099,977

Ratios to average net assets[5] of:

Expenses[6]	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%[7]

Net investment income	2.78%[3]	3.63%	3.15%	2.83%	3.27%	2.82%
Portfolio turnover rate[4]	14%	50%	35%	28%	38%	48%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2020 (unaudited)	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Net asset value, beginning of period	$58.64	$68.10	$80.93	$66.48	$55.30	$54.09
Investment operations:

Net investment income[1]	0.44	1.14	1.00	1.47	1.11	0.91

Net realized and unrealized gain (loss)	11.32	(8.95)	(12.61)	14.27	11.16	1.00
Total from investment operations	11.76	(7.81)	(11.61)	15.74	12.27	1.91
Dividends to shareholders:

Net investment income	(0.94)	(1.65)	(1.22)	(1.29)	(1.09)	(0.70)
Net asset value, end of period	$69.46	$58.64	$68.10	$80.93	$66.48	$55.30

TOTAL RETURN[2]	20.13%	(11.85)%	(14.38)%	23.84%	22.43%	3.51%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$246,576	$237,503	$616,294	$1,100,591	$475,304	$423,031

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	1.38%[5]	1.67%	1.35%	1.94%	1.84%	1.65%
Portfolio turnover rate[6]	5%	38%	42%	18%	33%	29%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	95

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund’’)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally

96	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can

WisdomTree Trust	97

Notes to Financial Statements (unaudited) (continued)

be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the period ended September 30, 2020 and open positions in such derivatives as of September 30, 2020 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2020, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2020, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$102
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	216
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	102	Unrealized depreciation on foreign currency contracts	299
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	162	Unrealized depreciation on foreign currency contracts	44
International MidCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	129
International Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	193,234	Unrealized depreciation on foreign currency contracts	731
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,454	Unrealized depreciation on foreign currency contracts	1,044

98	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2020, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$267	$(27)
Equity contracts	(9,257)	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	(32,416)	(5,573)
International Dividend ex-Financials Fund
Foreign exchange contracts	29,412	24,525
International Equity Fund
Foreign exchange contracts	14,942	5,148
International High Dividend Fund
Foreign exchange contracts	9,950	3,616
International LargeCap Dividend Fund
Foreign exchange contracts	7,845	5,799
International MidCap Dividend Fund
Foreign exchange contracts	24,695	5,723
International Multifactor Fund
Foreign exchange contracts	(660,521)	(605,588)
International Quality Dividend Growth Fund
Foreign exchange contracts	3,801	—
International SmallCap Dividend Fund
Foreign exchange contracts	(284,296)	26,297
Equity contracts	41,568	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	(12,825)	71
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2020, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Future contracts (long)
Europe Quality Dividend Growth Fund
Equity contracts[1]	$—	$—	$28,059
Foreign exchange contracts	17,227	6,377	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	299,085	952,277	—
International Dividend ex-Financials Fund
Foreign exchange contracts	292,563	192,903	—
International Equity Fund
Foreign exchange contracts	633,237	49,469	—
International High Dividend Fund
Foreign exchange contracts	177,027	6,986	—
International LargeCap Dividend Fund
Foreign exchange contracts	343,416	86,883	—

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Future contracts (long)
International MidCap Dividend Fund
Foreign exchange contracts	$279,980	$47,063	$—
International Multifactor Fund
Foreign exchange contracts	10,312,831	24,665,059	—
International Quality Dividend Growth Fund
Foreign exchange contracts	40,100	10,410	—
International SmallCap Dividend Fund
Equity contracts[1]	—	—	4,310,824
Foreign exchange contracts	3,316,519	986,901	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	77,685	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e. securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation/depreciation from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the International Multifactor Fund, utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. The International Multifactor Fund utilized Forward Contracts primarily to offset applicable international currency exposure from certain positions in international equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Europe Quality Dividend Growth Fund and International SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with their investment objectives. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2020, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$342,762	$—	$(342,762)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	23,719,279	—	(23,719,279)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	102	—	—	102
International Dividend ex-Financials Fund
Securities Lending	7,875,703	—	(7,875,703)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	216	—	—	216
International Equity Fund
Securities Lending	30,463,795	—	(30,463,795)[1]	—	—	—	—	—
Foreign Currency Contracts	102	(11)	—	91	299	(11)	—	288
International High Dividend Fund
Securities Lending	10,211,417	—	(10,211,417)[1]	—	—	—	—	—
Foreign Currency Contracts	162	(9)	—	153	44	(9)	—	35
International LargeCap Dividend Fund
Securities Lending	13,453,877	—	(13,453,877)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	14,350,249	—	(14,350,249)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	129	—	—	129
International Multifactor Fund
Foreign Currency Contracts	193,234	(711)	—	192,523	731	(711)	—	20
International Quality Dividend Growth Fund
Securities Lending	2,234,141	—	(2,234,141)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	152,230,095	—	(152,230,095)[1]	—	—	—	—	—
Foreign Currency Contracts	3,454	—	—	3,454	1,044	—	—	1,044
Japan SmallCap Dividend Fund
Securities Lending	57,695,102	—	(57,695,102)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by

WisdomTree Trust	103

Notes to Financial Statements (unaudited) (continued)

capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%[1]
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
[1]

Prior to the close of business July 31, 2020, WTAM received an annual advisory fee of 0.48% (before fee waivers) based on the Fund’s average daily net assets and had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020 (the advisory fee waiver expiration date). Effective the close of business July 31, 2020, the contractual advisory fee waiver expired and the advisory fee annual rate (before fee waivers) was permanently reduced to 0.42%.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended September 30, 2020, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2020, WT held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Equity Fund	44	$2,001	$68
International Multifactor Fund	193	4,620	54
International Quality Dividend Growth Fund	250	8,152	60
International SmallCap Dividend Fund	272	16,293	261

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2020 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$2,920,526	$2,926,555	$3,945,909	$2,271,372
Europe SmallCap Dividend Fund	81,593,809	80,195,475	—	92,695,128
International Dividend ex-Financials Fund	7,985,638	7,901,668	10,556,216	8,625,804
International Equity Fund	80,591,002	85,971,920	—	102,036,502
International High Dividend Fund	27,734,512	27,746,436	—	34,515,833
International LargeCap Dividend Fund	37,697,821	38,418,177	—	29,507,288
International MidCap Dividend Fund	25,321,641	25,871,176	—	47,401,474
International Multifactor Fund	29,306,357	29,392,284	13,205,374	4,359,840
International Quality Dividend Growth Fund	11,773,366	9,372,711	43,162,959	—
International SmallCap Dividend Fund	178,124,396	184,313,269	—	149,579,092
Japan SmallCap Dividend Fund	10,757,994	11,217,445	—	30,467,569

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2020, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$30,936,428	$4,817,571	$(2,760,759)	$2,056,812	$—	$—	$—	$2,056,812
Europe SmallCap Dividend Fund	361,021,471	45,585,529	(78,779,900)	(33,194,371)	—	(102)	(102)	(33,194,473)
International Dividend ex-Financials Fund	149,863,619	11,148,177	(35,980,043)	(24,831,866)	—	(216)	(216)	(24,832,082)
International Equity Fund	579,117,840	94,840,866	(107,004,062)	(12,163,196)	102	(299)	(197)	(12,163,393)
International High Dividend Fund	200,556,008	13,220,255	(48,765,907)	(35,545,652)	162	(44)	118	(35,545,534)
International LargeCap Dividend Fund	359,697,681	52,934,367	(69,079,980)	(16,145,613)	—	—	—	(16,145,613)
International MidCap Dividend Fund	162,461,472	19,768,195	(27,568,849)	(7,800,654)	—	(129)	(129)	(7,800,783)
International Multifactor Fund	43,325,714	5,102,291	(1,213,480)	3,888,811	10,697	(20)	10,677	3,899,488
International Quality Dividend Growth Fund	123,665,311	22,472,909	(5,025,429)	17,447,480	—	—	—	17,447,480
International SmallCap Dividend Fund	1,355,810,175	199,208,744	(212,092,084)	(12,883,340)	3,454	(1,044)	2,410	(12,880,930)
Japan SmallCap Dividend Fund	292,782,529	26,071,079	(54,234,209)	(28,163,130)	—	—	—	(28,163,130)

[1]

Certain financial derviatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

106	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, the Advisory Agreements together with the Sub-Advisory Agreement (the "Agreements")), pursuant to which Mellon Investments Corporation (the "Sub-Adviser") coordinates the investment and reinvestment of the assets of the Funds included in this report.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on September 22, 2020, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2020, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

WisdomTree Trust	107

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or the Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no

108	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	109

Liquidity Risk Management Program (unaudited)

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. The Rule requires registered open-end funds, including exchange-traded funds such as the Funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interest of remaining investors. The Board has appointed WisdomTree Asset Management, Inc., the investment advisor to the Funds, as the Program Administrator for each Fund’s Program.

The Rule requires the Funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-ended fund and whether the Fund has a relatively concentrated portfolio or large positions in particular issuers. The Funds must also assess their use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The Rule also requires the Funds to classify their investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid or illiquid based on the number of days a Fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a Fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value of the investment. A Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a Fund permits redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the Rule’s requirements, the Program has been reviewed and approved by the Fund’s Board. Furthermore, the Board has received a written report prepared by the Program Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program. The Program Administrator has monitored the Fund’s liquidity risk and the liquidity classifications of the securities held by the Fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to September 30, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable Fund redemption forecasts and foreseeable stressed Fund redemption forecasts, the Program Administrator believes that the Funds maintain sufficient highly liquid assets to meet Fund redemptions.

110	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	111

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4220

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 4, 2020

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 4, 2020